NVIT American Funds Asset Allocation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Investment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 283,713,764 5,875,712,061
Total Investment Company
(cost $5,379,039,558) 5,875,712,061
Total Investments
(cost $5,379,039,558) — 100.1% 5,875,712,061
Liabilities in excess of other assets — (0.1)% (3,664,124)
NET ASSETS — 100.0%
$ 5,872,047,937
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2022, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds Bond Fund,
Class 1(a) 338,103,429 3,201,839,477
Total Investment Company
(cost $3,693,518,486)
3,201,839,477
Total Investments
(cost $3,693,518,486) — 100.1%
3,201,839,477
Liabilities in excess of other
assets — (0.1)% (1,933,056)
NET ASSETS — 100.0%
$ 3,199,906,421
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2022, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 15,484,749 418,707,607
Total Investment Company
(cost $426,941,165) 418,707,607
Total Investments
(cost $426,941,165) — 100.1% 418,707,607
Liabilities in excess of other assets — (0.1)% (334,397)
NET ASSETS — 100.0%
$ 418,373,210
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2022, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 15,331,266 1,146,012,141
Total Investment Company
(cost $1,264,299,851) 1,146,012,141
Total Investments
(cost $1,264,299,851) — 100.1% 1,146,012,141
Liabilities in excess of other assets — (0.1)% (751,481)
NET ASSETS — 100.0%
$ 1,145,260,660
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2022, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 73,019,305 3,361,808,807
Total Investment Company
(cost $3,247,793,267) 3,361,808,807
Total Investments
(cost $3,247,793,267) — 100.1% 3,361,808,807
Liabilities in excess of other assets — (0.1)% (2,113,984)
NET ASSETS — 100.0%
$ 3,359,694,823
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2022, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 96.1%
Shares Value ($)
Equity Funds 88.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 14,667,124 146,671,236
NVIT Emerging Markets Fund,
Class Y(a) 2,146,400 20,347,872
NVIT International Index Fund,
Class Y(a) 7,975,256 64,121,061
NVIT Mid Cap Index Fund, Class
Y(a) 1,742,526 27,741,018
NVIT Small Cap Index Fund,
Class Y(a) 367,938 2,468,861
Total Equity Funds
(cost $344,605,554) 261,350,048
Fixed Income Funds 8.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,427,873 12,379,663
NVIT Bond Index Fund, Class
Y(a) 1,296,696 11,748,062
Total Fixed Income Funds
(cost $28,117,546) 24,127,725
Total Investment Companies
(cost $372,723,100) 285,477,773
Exchange Traded Funds 3.1%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 80,204 3,447,168
iShares Core S&P Small-Cap
ETF 18,067 1,575,262
Total Equity Funds
(cost $6,249,591) 5,022,430
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury Bond
ETF(b) 36,479 3,501,619
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 613 62,802
iShares U.S. Treasury Bond ETF 26,073 593,421
Total Fixed Income Funds
(cost $4,918,103) 4,157,842
Total Exchange Traded Funds
(cost $11,167,694) 9,180,272
Investment Contract 0.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,774,903 2,774,903
Total Investment Contract
(cost $2,774,903) 2,774,903
Repurchase Agreement 1.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $3,224,726,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $3,288,384.(d) 3,223,906 3,223,906
Total Repurchase Agreement
(cost $3,223,906) 3,223,906
Total Investments
(cost $389,889,603) — 101.2% 300,656,854
Liabilities in excess of other assets — (1.2)% (3,441,950)
NET ASSETS — 100.0% $ 297,214,904
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $3,214,051, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,223,906 and by $64,165
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 12/15/2022 – 2/15/2049, a total
value of $3,288,071.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$3,223,906.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,180,272 $ – $ – $ 9,180,272
Investment Companies 285,477,773 – – 285,477,773
Investment Contract – – 2,774,903 2,774,903
Repurchase Agreement – 3,223,906 – 3,223,906
Total $ 294,658,045 $ 3,223,906 $ 2,774,903 $ 300,656,854

NVIT Investor Destinations Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Purchases
*
48,934 48,934
Sales (872,932) (872,932)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 2,774,903 $ 2,774,903
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 84.3%
Shares Value ($)
Equity Funds 46.6%
Nationwide Multi-Cap Portfolio,
Class R6(a) 34,830,403 348,304,034
NVIT Emerging Markets Fund,
Class Y(a) 4,046,774 38,363,419
NVIT International Index Fund,
Class Y(a) 17,734,807 142,587,852
NVIT Mid Cap Index Fund, Class
Y(a) 1,358,574 21,628,500
Total Equity Funds
(cost $737,002,308) 550,883,805
Fixed Income Funds 37.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,397,587 98,817,083
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 609,853 5,421,594
NVIT Bond Index Fund, Class
Y(a) 31,983,714 289,772,445
NVIT Short Term Bond Fund,
Class Y(a) 5,346,822 51,169,084
Total Fixed Income Funds
(cost $518,954,306) 445,180,206
Total Investment Companies
(cost $1,255,956,614) 996,064,011
Exchange Traded Funds 6.9%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF 148,355 12,935,073
Total Equity Funds
(cost  $16,498,388) 12,935,073
Fixed Income Funds 5.8%
iShares 20+ Year Treasury Bond
ETF(b) 42,418 4,345,724
iShares 7-10 Year Treasury Bond
ETF(b) 430,591 41,332,430
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 20,591 2,109,548
iShares U.S. Treasury Bond ETF 916,666 20,863,318
Total Fixed Income Funds
(cost $81,715,918) 68,651,020
Total Exchange Traded Funds
(cost $98,214,306) 81,586,093
Investment Contract 8.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 103,581,891 103,581,891
Total Investment Contract
(cost $103,581,891) 103,581,891
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$2,863,178, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $2,919,699.(d) 2,862,450 2,862,450
BofA Securities, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$1,000,255, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.00%, maturing
6/20/2051 - 3/20/2052; total
market value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $4,119,325,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $4,200,644.(d) 4,118,278 4,118,278
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$10,002,475, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.25%,
maturing 12/31/2022 -
2/15/2046; total market
value $10,202,525.(d) 10,000,000 10,000,000
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase price
$3,000,771, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.13% -
8.50%, maturing 10/25/2022
- 12/20/2071; total market
value $3,060,000.(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $20,980,728) 20,980,728
Total Investments
(cost $1,478,733,539) — 101.8% 1,202,212,723
Liabilities in excess of other assets — (1.8)% (21,670,290)
NET ASSETS — 100.0% $ 1,180,542,433

NVIT Investor Destinations Balanced Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $37,359,260, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $20,980,728 and by
$17,353,236 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 12/15/2022 –
5/15/2050, a total value of $38,333,964.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$20,980,728.
ETF Exchange Traded Fund

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 81,586,093 $ – $ – $ 81,586,093
Investment Companies 996,064,011 – – 996,064,011
Investment Contract – – 103,581,891 103,581,891
Repurchase Agreements – 20,980,728 – 20,980,728
Total $ 1,077,650,104 $ 20,980,728 $ 103,581,891 $ 1,202,212,723

NVIT Investor Destinations Balanced Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172
Purchases
*
2,046,147 2,046,147
Sales (64,712,428) (64,712,428)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 103,581,891 $ 103,581,891
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 91.3%
Shares Value ($)
Equity Funds 67.2%
Nationwide Multi-Cap Portfolio,
Class R6(a) 44,252,958 442,529,577
NVIT Emerging Markets Fund,
Class Y(a) 4,896,211 46,416,082
NVIT International Index Fund,
Class Y(a) 23,177,510 186,347,182
NVIT Mid Cap Index Fund, Class
Y(a) 1,796,479 28,599,950
Total Equity Funds
(cost $920,816,127) 703,892,791
Fixed Income Funds 24.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,386,793 55,373,494
NVIT Bond Index Fund, Class
Y(a) 19,202,276 173,972,622
NVIT Short Term Bond Fund,
Class Y(a) 2,417,416 23,134,670
Total Fixed Income Funds
(cost $293,399,799) 252,480,786
Total Investment Companies
(cost $1,214,215,926) 956,373,577
Exchange Traded Funds 5.9%
Equity Fund 1.5%
iShares Core S&P Small-Cap
ETF(b) 177,724 15,495,755
Total Equity Funds
(cost  $19,764,398) 15,495,755
Fixed Income Funds 4.4%
iShares 20+ Year Treasury Bond
ETF(b) 189,521 19,416,427
iShares 7-10 Year Treasury
Bond ETF 199,280 19,128,887
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,674 683,751
iShares U.S. Treasury Bond ETF 289,400 6,586,744
Total Fixed Income Funds
(cost $60,426,492) 45,815,809
Total Exchange Traded Funds
(cost $80,190,890) 61,311,564
Investment Contract 2.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 30,014,995 30,014,995
Total Investment Contract
(cost $30,014,995) 30,014,995
Repurchase Agreements 2.2%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$4,001,017, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.00%, maturing
6/20/2051 - 3/20/2052; total
market value $4,080,000.(d) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $3,983,507,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $4,062,144.(d) 3,982,495 3,982,495
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$10,002,475, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.25%,
maturing 12/31/2022 -
2/15/2046; total market
value $10,202,525.(d) 10,000,000 10,000,000
MetLife, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$5,001,271, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $5,102,473.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $22,982,495) 22,982,495
Total Investments
(cost $1,347,404,306) — 102.3% 1,070,682,631
Liabilities in excess of other assets — (2.3)% (23,606,618)
NET ASSETS — 100.0% $ 1,047,076,013

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $23,005,837, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $22,982,495 and by
$699,631 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $23,682,126.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$22,982,495.
ETF Exchange Traded Fund

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,311,564 $ – $ – $ 61,311,564
Investment Companies 956,373,577 – – 956,373,577
Investment Contract – – 30,014,995 30,014,995
Repurchase Agreements – 22,982,495 – 22,982,495
Total $ 1,017,685,141 $ 22,982,495 $ 30,014,995 $ 1,070,682,631

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Purchases
*
614,911 614,911
Sales (23,248,833) (23,248,833)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 30,014,995 $ 30,014,995
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 75.1%
Shares Value ($)
Equity Funds 19.3%
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,992,599 69,925,992
NVIT Emerging Markets Fund,
Class Y(a) 821,108 7,784,103
NVIT International Index Fund,
Class Y(a) 3,359,083 27,007,029
NVIT Mid Cap Index Fund, Class
Y(a) 35,023 557,565
NVIT Small Cap Index Fund,
Class Y(a) 89,740 602,157
Total Equity Funds
(cost $133,883,850) 105,876,846
Fixed Income Funds 55.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,994,035 60,638,281
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,077,529 27,359,230
NVIT Bond Index Fund, Class
Y(a) 18,617,064 168,670,603
NVIT Short Term Bond Fund,
Class Y(a) 5,241,145 50,157,756
Total Fixed Income Funds
(cost $351,545,502) 306,825,870
Total Investment Companies
(cost $485,429,352) 412,702,716
Exchange Traded Funds 11.4%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 21,073 905,718
iShares Core S&P Small-Cap
ETF(b) 15,790 1,376,730
Total Equity Funds
(cost $2,879,377) 2,282,448
Fixed Income Funds 11.0%
iShares 20+ Year Treasury Bond
ETF(b) 101,610 10,409,944
iShares 7-10 Year Treasury
Bond ETF 332,113 31,879,527
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 15,648 1,603,138
iShares U.S. Treasury Bond ETF 713,011 16,228,130
Total Fixed Income Funds
(cost $73,483,086) 60,120,739
Total Exchange Traded Funds
(cost $76,362,463) 62,403,187
Investment Contract 13.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 74,949,103 74,949,103
Total Investment Contract
(cost $74,949,103) 74,949,103
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $3,899,402,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $3,976,379.(d) 3,898,411 3,898,411
MetLife, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$5,001,271, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $5,102,473.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,898,411) 8,898,411
Total Investments
(cost $645,639,329) — 101.7% 558,953,417
Liabilities in excess of other assets — (1.7)% (9,241,316)
NET ASSETS — 100.0% $ 549,712,101
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $10,213,152, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,898,411 and by
$1,640,511 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $10,538,922.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$8,898,411.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,403,187 $ – $ – $ 62,403,187
Investment Companies 412,702,716 – – 412,702,716
Investment Contract – – 74,949,103 74,949,103
Repurchase Agreements – 8,898,411 – 8,898,411
Total $ 475,105,903 $ 8,898,411 $ 74,949,103 $ 558,953,417

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Purchases
*
3,346,087 3,346,087
Sales (54,251,957) (54,251,957)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 74,949,103 $ 74,949,103
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 87.8%
Shares Value ($)
Equity Funds 57.2%
Nationwide Multi-Cap Portfolio,
Class R6(a) 64,498,511 644,985,106
NVIT Emerging Markets Fund,
Class Y(a) 8,049,631 76,310,499
NVIT International Index Fund,
Class Y(a) 32,444,841 260,856,524
NVIT Mid Cap Index Fund, Class
Y(a) 2,208,238 35,155,155
Total Equity Funds
(cost $1,345,136,569) 1,017,307,284
Fixed Income Funds 30.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 15,152,778 131,374,584
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 831,691 7,393,730
NVIT Bond Index Fund, Class
Y(a) 40,344,629 365,522,343
NVIT Short Term Bond Fund,
Class Y(a) 4,195,181 40,147,887
Total Fixed Income Funds
(cost $634,185,808) 544,438,544
Total Investment Companies
(cost $1,979,322,377) 1,561,745,828
Exchange Traded Funds 6.5%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF(b) 225,910 19,697,093
Total Equity Funds
(cost  $25,122,876) 19,697,093
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF(b) 183,979 18,848,649
iShares 7-10 Year Treasury Bond
ETF(b) 563,057 54,047,841
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 20,561 2,106,475
iShares U.S. Treasury Bond ETF 928,365 21,129,587
Total Fixed Income Funds
(cost $118,666,524) 96,132,552
Total Exchange Traded Funds
(cost $143,789,400) 115,829,645
Investment Contract 5.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 101,018,515 101,018,515
Total Investment Contract
(cost $101,018,515) 101,018,515
Repurchase Agreements 1.3%
Principal
Amount ($) Value ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$4,001,017, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $4,080,000.(d) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $7,416,359,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $7,562,764.(d) 7,414,474 7,414,474
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$10,002,475, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.25%,
maturing 12/31/2022 -
2/15/2046; total market
value $10,202,525.(d) 10,000,000 10,000,000
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase price
$1,000,257, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.13% -
8.50%, maturing 10/25/2022
- 12/20/2071; total market
value $1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $22,414,474) 22,414,474
Total Investments
(cost $2,246,544,766) — 101.3% 1,801,008,462
Liabilities in excess of other assets — (1.3)% (23,483,407)
NET ASSETS — 100.0% $ 1,777,525,055
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $24,634,210, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $22,414,474 and by
$2,907,842 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $25,322,316.

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Moderate Fund
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$22,414,474.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderate Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 115,829,645 $ – $ – $ 115,829,645
Investment Companies 1,561,745,828 – – 1,561,745,828
Investment Contract – – 101,018,515 101,018,515
Repurchase Agreements – 22,414,474 – 22,414,474
Total $ 1,677,575,473 $ 22,414,474 $ 101,018,515 $ 1,801,008,462

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Purchases
*
2,097,036 2,097,036
Sales (66,270,706) (66,270,706)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 101,018,515 $ 101,018,515
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Investment Companies 94.0%
Shares Value ($)
Equity Funds 76.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 39,700,687 397,006,869
NVIT Emerging Markets Fund,
Class Y(a) 4,898,916 46,441,724
NVIT International Index Fund,
Class Y(a) 20,381,671 163,868,632
NVIT Mid Cap Index Fund, Class
Y(a) 3,279,518 52,209,933
NVIT Small Cap Index Fund,
Class Y(a) 214,589 1,439,894
Total Equity Funds
(cost $861,820,971) 660,967,052
Fixed Income Funds 17.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,266,996 45,664,859
NVIT Bond Index Fund, Class
Y(a) 11,472,463 103,940,519
Total Fixed Income Funds
(cost $174,742,318) 149,605,378
Total Investment Companies
(cost $1,036,563,289) 810,572,430
Exchange Traded Funds 4.6%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF 226,664 9,742,019
iShares Core S&P Small-Cap
ETF 134,505 11,727,491
Total Equity Funds
(cost $27,072,265) 21,469,510
Fixed Income Funds 2.1%
iShares 7-10 Year Treasury
Bond ETF 151,338 14,526,934
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 2,746 281,328
iShares U.S. Treasury Bond ETF 121,208 2,758,694
Total Fixed Income Funds
(cost $20,876,470) 17,566,956
Total Exchange Traded Funds
(cost $47,948,735) 39,036,466
Investment Contract 1.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 13,177,755 13,177,755
Total Investment Contract
(cost $13,177,755) 13,177,755
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $16,791, collateralized
by U.S. Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $17,122.(d) 16,786 16,786
Total Repurchase Agreement
(cost $16,786) 16,786
Total Investments
(cost $1,097,706,565) — 100.1% 862,803,437
Liabilities in excess of other assets — (0.1)% (564,649)
NET ASSETS — 100.0% $ 862,238,788
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $281,225, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,786 and by $271,043
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.00%, and
maturity dates ranging from 10/15/2022 – 5/15/2052, a total
value of $287,829.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $16,786.
ETF Exchange Traded Fund

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,036,466 $ – $ – $ 39,036,466
Investment Companies 810,572,430 – – 810,572,430
Investment Contract – – 13,177,755 13,177,755
Repurchase Agreement – 16,786 – 16,786
Total $ 849,608,896 $ 16,786 $ 13,177,755 $ 862,803,437

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Purchases
*
260,232 260,232
Sales (7,181,000) (7,181,000)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 13,177,755 $ 13,177,755
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 80.4%
Shares Value ($)
Equity Funds 35.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 12,923,193 129,231,934
NVIT Emerging Markets Fund,
Class Y(a) 812,954 7,706,807
NVIT International Index Fund,
Class Y(a) 6,862,657 55,175,763
NVIT Mid Cap Index Fund, Class
Y(a) 574,618 9,147,919
NVIT Small Cap Index Fund,
Class Y(a) 487,624 3,271,956
Total Equity Funds
(cost $268,037,764) 204,534,379
Fixed Income Funds 44.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,177,320 53,557,364
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,030,013 18,046,815
NVIT Bond Index Fund, Class
Y(a) 16,633,966 150,703,729
NVIT Short Term Bond Fund,
Class Y(a) 3,514,893 33,637,531
Total Fixed Income Funds
(cost $295,833,956) 255,945,439
Total Investment Companies
(cost $563,871,720) 460,479,818
Exchange Traded Funds 10.3%
Equity Funds 2.4%
iShares Core MSCI Emerging
Markets ETF 219,665 9,441,202
iShares Core S&P Small-Cap
ETF(b) 47,358 4,129,144
Total Equity Funds
(cost $16,981,995) 13,570,346
Fixed Income Funds 7.9%
iShares 20+ Year Treasury Bond
ETF(b) 81,631 8,363,096
iShares 7-10 Year Treasury
Bond ETF 235,983 22,652,008
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 11,814 1,210,344
iShares U.S. Treasury Bond
ETF(b) 559,945 12,744,348
Total Fixed Income Funds
(cost $55,143,186) 44,969,796
Total Exchange Traded Funds
(cost $72,125,181) 58,540,142
Investment Contract 9.4%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 53,977,741 53,977,741
Total Investment Contract
(cost $53,977,741) 53,977,741
Repurchase Agreements 1.9%
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$4,001,017, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $4,080,000.(d) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $7,000,454,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $7,138,648.(d) 6,998,675 6,998,675
Total Repurchase Agreements
(cost $10,998,675) 10,998,675
Total Investments
(cost $700,973,317) — 102.0% 583,996,376
Liabilities in excess of other assets — (2.0)% (11,369,160)
NET ASSETS — 100.0% $ 572,627,216
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $11,853,093, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,998,675 and by
$1,238,535 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $12,237,210.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$10,998,675.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,540,142 $ – $ – $ 58,540,142
Investment Companies 460,479,818 – – 460,479,818
Investment Contract – – 53,977,741 53,977,741
Repurchase Agreements – 10,998,675 – 10,998,675
Total $ 519,019,960 $ 10,998,675 $ 53,977,741 $ 583,996,376

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Purchases
*
1,111,306 1,111,306
Sales (37,481,232) (37,481,232)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 53,977,741 $ 53,977,741
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
Investment Companies 76.1%
Shares Value ($)
Equity Funds 47.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 31,494,783 314,947,833
NVIT Emerging Markets Fund,
Class Y(a) 3,806,393 36,084,610
NVIT International Index Fund,
Class Y(a) 15,639,526 125,741,785
NVIT Mid Cap Index Fund, Class
Y(a) 1,079,573 17,186,808
Total Equity Funds
(cost $664,479,767) 493,961,036
Fixed Income Funds 28.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 8,027,923 69,602,091
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 443,885 3,946,136
NVIT Bond Index Fund, Class
Y(a) 22,008,797 199,399,698
NVIT Short Term Bond Fund,
Class Y(a) 2,274,807 21,769,899
Total Fixed Income Funds
(cost $342,713,396) 294,717,824
Total Investment Companies
(cost $1,007,193,163) 788,678,860
Exchange Traded Funds 6.0%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF(b) 105,865 9,230,369
Total Equity Funds
(cost  $11,756,263) 9,230,369
Fixed Income Funds 5.1%
iShares 20+ Year Treasury Bond
ETF(b) 100,339 10,279,731
iShares 7-10 Year Treasury Bond
ETF(b) 319,190 30,639,048
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 10,317 1,056,977
iShares U.S. Treasury Bond
ETF(b) 471,877 10,739,920
Total Fixed Income Funds
(cost $65,160,460) 52,715,676
Total Exchange Traded Funds
(cost $76,916,723) 61,946,045
Investment Contract 6.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 63,697,858 63,697,858
Total Investment Contract
(cost $63,697,858) 63,697,858
Repurchase Agreements 2.1%
Principal
Amount ($) Value ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$5,001,271, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $5,100,000.(d) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $8,630,823,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $8,801,202.(d) 8,628,630 8,628,630
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$5,001,238, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$5,101,263.(d) 5,000,000 5,000,000
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase price
$3,000,771, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.13% -
8.50%, maturing 10/25/2022
- 12/20/2071; total market
value $3,060,000.(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $21,628,630) 21,628,630
Total Investments
(cost $1,169,436,374) — 90.3% 935,951,393
Other assets in excess of liabilities — 9.7% 100,674,133
NET ASSETS — 100.0% $ 1,036,625,526

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $22,047,849, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,628,630 and by
$1,081,582 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $22,710,212.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$21,628,630.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (1,758) 12/2022 USD (145,966,740) 9,232,372
Russell 2000 E-Mini Index (423) 12/2022 USD (35,316,270) 2,566,961
S&P 500 E-Mini Index (998) 12/2022 USD (179,714,850) 14,569,443
S&P Midcap 400 E-Mini Index (359) 12/2022 USD (79,274,380) 5,985,490
Net contracts 32,354,266
As of September 30, 2022, the Fund had $25,062,747 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,946,045 $ – $ – $ 61,946,045
Futures Contracts 32,354,266 – – 32,354,266
Investment Companies 788,678,860 – – 788,678,860
Investment Contract – – 63,697,858 63,697,858
Repurchase Agreements – 21,628,630 – 21,628,630
Total $ 882,979,171 $ 21,628,630 $ 63,697,858 $ 968,305,659

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Investment
Contract Total
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Purchases
*
2,443,800 2,443,800
Sales (24,678,857) (24,678,857)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 63,697,858 $ 63,697,858
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk
Unrealized appreciation from futures contracts $ 32,354,266
Total $ 32,354,266
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 75.7%
Shares Value ($)
Equity Funds 39.9%
Nationwide Multi-Cap Portfolio,
Class R6(a) 10,209,888 102,098,877
NVIT Emerging Markets Fund,
Class Y(a) 1,186,542 11,248,423
NVIT International Index Fund,
Class Y(a) 5,417,964 43,560,434
NVIT Mid Cap Index Fund, Class
Y(a) 399,600 6,361,624
Total Equity Funds
(cost $218,534,015) 163,269,358
Fixed Income Funds 35.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,677,138 31,880,786
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 179,341 1,594,339
NVIT Bond Index Fund, Class
Y(a) 10,546,330 95,549,748
NVIT Short Term Bond Fund,
Class Y(a) 1,824,840 17,463,715
Total Fixed Income Funds
(cost $169,589,311) 146,488,588
Total Investment Companies
(cost $388,123,326) 309,757,946
Exchange Traded Funds 6.4%
Equity Fund 1.0%
iShares Core S&P Small-Cap
ETF(b) 46,461 4,050,934
Total Equity Funds
(cost  $5,159,758) 4,050,934
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF 13,467 1,379,694
iShares 7-10 Year Treasury Bond
ETF(b) 141,019 13,536,414
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,414 657,114
iShares U.S. Treasury Bond
ETF(b) 286,933 6,530,595
Total Fixed Income Funds
(cost $26,296,997) 22,103,817
Total Exchange Traded Funds
(cost $31,456,755) 26,154,751
Investment Contract 9.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 39,884,835 39,884,835
Total Investment Contract
(cost $39,884,835) 39,884,835
Repurchase Agreement 2.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $9,778,734,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $9,971,773.(d) 9,776,249 9,776,249
Total Repurchase Agreement
(cost $9,776,249) 9,776,249
Total Investments
(cost $469,241,165) — 94.2% 385,573,781
Other assets in excess of liabilities — 5.8% 23,663,568
NET ASSETS — 100.0% $ 409,237,349
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $10,146,800, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,776,249 and by $672,371
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 12/15/2022 – 2/15/2049, a total
value of $10,448,620.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$9,776,249.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (484) 12/2022 USD (40,186,520) 2,250,567
Russell 2000 E-Mini Index (116) 12/2022 USD (9,684,840) 626,449
S&P 500 E-Mini Index (275) 12/2022 USD (49,520,625) 3,685,994
S&P Midcap 400 E-Mini Index (99) 12/2022 USD (21,861,180) 1,470,310
Net contracts 8,033,320
As of September 30, 2022, the Fund had $6,902,360 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,154,751 $ – $ – $ 26,154,751
Futures Contracts 8,033,320 – – 8,033,320
Investment Companies 309,757,946 – – 309,757,946
Investment Contract – – 39,884,835 39,884,835
Repurchase Agreement – 9,776,249 – 9,776,249
Total $ 343,946,017 $ 9,776,249 $ 39,884,835 $ 393,607,101

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Investment
Contract Total
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Purchases
*
1,747,899 1,747,899
Sales (13,476,302) (13,476,302)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2022 $ 39,884,835 $ 39,884,835
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk
Unrealized appreciation from futures contracts $ 8,033,320
Total $ 8,033,320
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 100 .1%
Shares Value ($)
Equity Funds 89.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,271,525 9,587,297
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,613,518 11,020,327
NVIT GS International Equity
Insights Fund, Class Y(a) 2,739,874 20,768,243
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,735,493 59,204,981
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 880,346 7,350,889
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,121,052 25,516,255
Total Equity Funds
(cost $158,677,124) 133,447,992
Investment Companies
Shares Value ($)
Fixed Income Funds 10.5%
Nationwide Bond Fund, Class
R6(a) 189,249 1,531,022
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 809,010 7,758,408
NVIT Core Bond Fund, Class
Y(a) 691,273 6,256,021
Total Fixed Income Funds
(cost $18,186,315) 15,545,451
Total Investment Companies
(cost $176,863,439) 148,993,443
Total Investments
(cost $176,863,439) — 100.1% 148,993,443
Liabilities in excess of other assets — (0.1)% (103,474)
NET ASSETS — 100.0% $ 148,889,969
(a) Investment in affiliate.

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 148,993,443 $ – $ – $ 148,993,443
Total $ 148,993,443 $ – $ – $ 148,993,443
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 80.6%
Nationwide International Small
Cap Fund, Class R6(a) 2,505,116 18,888,573
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,270,223 22,335,621
NVIT GS International Equity
Insights Fund, Class Y(a) 5,704,417 43,239,484
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 15,244,540 133,999,504
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,930,123 16,116,530
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,066,191 60,946,272
Total Equity Funds
(cost $339,306,320) 295,525,984
Investment Companies
Shares Value ($)
Fixed Income Funds 19.4%
Nationwide Bond Fund, Class
R6(a) 760,500 6,152,447
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,778,088 36,231,863
NVIT Core Bond Fund, Class
Y(a) 3,165,427 28,647,115
Total Fixed Income Funds
(cost $84,030,287) 71,031,425
Total Investment Companies
(cost $423,336,607) 366,557,409
Total Investments
(cost $423,336,607) — 100.0% 366,557,409
Liabilities in excess of other assets — 0.0%
†
(182,070)
NET ASSETS — 100.0% $ 366,375,339
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 366,557,409 $ – $ – $ 366,557,409
Total $ 366,557,409 $ – $ – $ 366,557,409
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 60.6%
Nationwide International Small
Cap Fund, Class R6(a) 6,573,419 49,563,580
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 14,605,471 99,755,369
NVIT GS International Equity
Insights Fund, Class Y(a) 20,850,069 158,043,525
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 59,107,547 519,555,337
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,766,216 48,147,904
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,166,195 230,569,330
Total Equity Funds
(cost $1,261,805,338) 1,105,635,045
Investment Companies
Shares Value ($)
Fixed Income Funds 39.4%
Nationwide Bond Fund, Class
R6(a) 5,438,323 43,996,031
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,943,026 287,153,623
NVIT Core Bond Fund, Class
Y(a) 27,792,778 251,524,643
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,167,826 27,116,594
NVIT Short Term Bond Fund,
Class Y(a) 11,534,296 110,383,214
Total Fixed Income Funds
(cost $843,525,631) 720,174,105
Total Investment Companies
(cost $2,105,330,969) 1,825,809,150
Total Investments
(cost $2,105,330,969) — 100.0% 1,825,809,150
Liabilities in excess of other assets — 0.0%
†
(734,825)
NET ASSETS — 100.0% $ 1,825,074,325
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,825,809,150 $ – $ – $ 1,825,809,150
Total $ 1,825,809,150 $ – $ – $ 1,825,809,150
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 38.9%
Nationwide International Small
Cap Fund, Class R6(a) 994,684 7,499,918
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,507,520 17,126,364
NVIT GS International Equity
Insights Fund, Class Y(a) 4,866,274 36,886,355
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,925,432 96,034,543
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 974,730 8,138,994
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,695,095 44,451,993
Total Equity Funds
(cost $239,646,758) 210,138,167
Investment Companies
Shares Value ($)
Fixed Income Funds 61.1%
Nationwide Bond Fund, Class
R6(a) 2,657,959 21,502,888
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,257,291 11,177,318
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,892,560 104,459,654
NVIT Core Bond Fund, Class
Y(a) 12,160,021 110,048,190
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,288,399 11,028,699
NVIT Short Term Bond Fund,
Class Y(a) 7,538,145 72,140,051
Total Fixed Income Funds
(cost $382,026,087) 330,356,800
Total Investment Companies
(cost $621,672,845) 540,494,967
Total Investments
(cost $621,672,845) — 100.0% 540,494,967
Liabilities in excess of other assets — 0.0%
†
(254,051)
NET ASSETS — 100.0% $ 540,240,916
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 540,494,967 $ – $ – $ 540,494,967
Total $ 540,494,967 $ – $ – $ 540,494,967
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 19.2%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,291,149 8,818,546
NVIT GS International Equity
Insights Fund, Class Y(a) 2,785,204 21,111,847
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,019,138 52,908,226
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 331,115 2,764,808
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,854,642 22,311,339
Total Equity Funds
(cost $120,107,736) 107,914,766
Investment Companies
Shares Value ($)
Fixed Income Funds 80.8%
Nationwide Bond Fund, Class
R6(a) 3,914,164 31,665,587
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,547,364 22,646,066
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 14,137,018 135,574,001
NVIT Core Bond Fund, Class
Y(a) 15,047,590 136,180,689
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,697,833 14,533,447
NVIT Short Term Bond Fund,
Class Y(a) 11,901,197 113,894,458
Total Fixed Income Funds
(cost $521,626,190) 454,494,248
Total Investment Companies
(cost $641,733,926) 562,409,014
Total Investments
(cost $641,733,926) — 100.0% 562,409,014
Liabilities in excess of other assets — 0.0%
†
(258,486)
NET ASSETS — 100.0% $ 562,150,528
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 562,409,014 $ – $ – $ 562,409,014
Total $ 562,409,014 $ – $ – $ 562,409,014
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 48.8%
Nationwide International Small
Cap Fund, Class R6(a) 4,857,869 36,628,331
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,332,012 63,737,645
NVIT GS International Equity
Insights Fund, Class Y(a) 17,967,445 136,193,232
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 39,068,890 343,415,545
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,822,805 31,920,419
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,717,210 152,988,038
Total Equity Funds
(cost $879,542,958) 764,883,210
Investment Companies
Shares Value ($)
Fixed Income Funds 51.2%
Nationwide Bond Fund, Class
R6(a) 6,854,076 55,449,477
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,981,846 287,525,907
NVIT Core Bond Fund, Class
Y(a) 30,009,799 271,588,683
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,850,970 24,404,299
NVIT Short Term Bond Fund,
Class Y(a) 16,937,626 162,093,084
Total Fixed Income Funds
(cost $932,603,623) 801,061,450
Total Investment Companies
(cost $1,812,146,581) 1,565,944,660
Total Investments
(cost $1,812,146,581) — 100.0% 1,565,944,660
Liabilities in excess of other assets — 0.0%
†
(638,474)
NET ASSETS — 100.0% $ 1,565,306,186
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,565,944,660 $ – $ – $ 1,565,944,660
Total $ 1,565,944,660 $ – $ – $ 1,565,944,660
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 69.7%
Nationwide International Small
Cap Fund, Class R6(a) 10,319,307 77,807,576
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 17,190,537 117,411,366
NVIT GS International Equity
Insights Fund, Class Y(a) 24,026,117 182,117,963
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 69,209,192 608,348,797
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 7,972,026 66,566,421
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,446,489 221,911,268
Total Equity Funds
(cost $1,475,694,867) 1,274,163,391
Investment Companies
Shares Value ($)
Fixed Income Funds 30.3%
Nationwide Bond Fund, Class
R6(a) 4,479,543 36,239,504
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,054,206 221,089,840
NVIT Core Bond Fund, Class
Y(a) 24,493,334 221,664,675
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,168,396 18,561,472
NVIT Short Term Bond Fund,
Class Y(a) 5,866,460 56,142,026
Total Fixed Income Funds
(cost $651,665,534) 553,697,517
Total Investment Companies
(cost $2,127,360,401) 1,827,860,908
Total Investments
(cost $2,127,360,401) — 100.0% 1,827,860,908
Liabilities in excess of other assets — 0.0%
†
(737,289)
NET ASSETS — 100.0% $ 1,827,123,619
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,827,860,908 $ – $ – $ 1,827,860,908
Total $ 1,827,860,908 $ – $ – $ 1,827,860,908
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 92.0%
Shares Value ($)
Equity Funds 48.3%
Nationwide International Small
Cap Fund, Class R6(a) 1,284,106 9,682,162
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,545,090 17,382,962
NVIT GS International Equity
Insights Fund, Class Y(a) 5,189,113 39,333,473
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,836,389 104,041,864
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,082,261 9,036,881
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,643,727 55,864,037
Total Equity Funds
(cost $267,053,720) 235,341,379
Investment Companies
Shares Value ($)
Fixed Income Funds 43.7%
Nationwide Bond Fund, Class
R6(a) 1,797,894 14,544,961
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,875,399 75,525,073
NVIT Core Bond Fund, Class
Y(a) 7,971,677 72,143,677
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 746,480 6,389,864
NVIT Short Term Bond Fund,
Class Y(a) 4,603,012 44,050,827
Total Fixed Income Funds
(cost $246,167,541) 212,654,402
Total Investment Companies
(cost $513,221,261) 447,995,781
Total Investments
(cost $513,221,261) — 92.0% 447,995,781
Other assets in excess of liabilities — 8.0% 38,928,711
NET ASSETS — 100.0% $ 486,924,492
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (660) 12/2022 USD (54,799,800) 2,984,407
Russell 2000 E-Mini Index (106) 12/2022 USD (8,849,940) 556,481
S&P 500 E-Mini Index (367) 12/2022 USD (66,087,525) 4,823,316
S&P Midcap 400 E-Mini Index (80) 12/2022 USD (17,665,600) 1,189,142
Net contracts 9,553,346
As of September 30, 2022, the Fund had $8,191,860 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 9,553,346 $ – $ – $ 9,553,346
Investment Companies 447,995,781 – – 447,995,781
Total $ 457,549,127 $ – $ – $ 457,549,127

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 9,553,346
Total $ 9,553,346
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 89.7%
Shares Value ($)
Equity Funds 56.7%
Nationwide International Small
Cap Fund, Class R6(a) 3,455,452 26,054,108
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,694,904 52,556,197
NVIT GS International Equity
Insights Fund, Class Y(a) 10,982,428 83,246,802
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 34,526,984 303,492,193
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,039,997 25,383,974
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,419,891 161,441,285
Total Equity Funds
(cost $737,808,075) 652,174,559
Investment Companies
Shares Value ($)
Fixed Income Funds 33.0%
Nationwide Bond Fund, Class
R6(a) 2,877,735 23,280,874
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,764,813 151,184,561
NVIT Core Bond Fund, Class
Y(a) 14,756,658 133,547,754
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,683,468 14,410,486
NVIT Short Term Bond Fund,
Class Y(a) 6,014,980 57,563,357
Total Fixed Income Funds
(cost $443,754,268) 379,987,032
Total Investment Companies
(cost $1,181,562,343) 1,032,161,591
Total Investments
(cost $1,181,562,343) — 89.7% 1,032,161,591
Other assets in excess of liabilities — 10.3% 118,633,582
NET ASSETS — 100.0% $ 1,150,795,173
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (2,131) 12/2022 USD (176,936,930) 11,211,804
Russell 2000 E-Mini Index (362) 12/2022 USD (30,223,380) 2,228,515
S&P 500 E-Mini Index (1,306) 12/2022 USD (235,177,950) 19,668,523
S&P Midcap 400 E-Mini Index (274) 12/2022 USD (60,504,680) 4,654,829
Net contracts 37,763,671
As of September 30, 2022, the Fund had $28,133,739 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 37,763,671 $ – $ – $ 37,763,671
Investment Companies 1,032,161,591 – – 1,032,161,591
Total $ 1,069,925,262 $ – $ – $ 1,069,925,262

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 37,763,671
Total $ 37,763,671
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Exchange Traded Funds 99.8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 74,116 3,719,630
iShares Core 1-5 Year USD
Bond ETF(a) 131,464 6,060,490
iShares Core Total USD Bond
Market ETF(a) 88,827 3,952,802
iShares Core U.S. Aggregate
Bond ETF 204,054 19,658,562
iShares MBS ETF(a) 42,619 3,903,048
iShares U.S. Treasury Bond ETF 87,101 1,982,419
Total Exchange Traded Funds
(cost $46,299,842) 39,276,951
Repurchase Agreements 16.6%
Principal
Amount ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$586,049, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $597,618.(b) 585,900 585,900
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $3,297,870,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $3,362,972.(b) 3,297,032 3,297,032
MetLife, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$1,649,445, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $1,682,821.(b) 1,649,025 1,649,025
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase price
$1,000,257, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.13% -
8.50%, maturing 10/25/2022
- 12/20/2071; total market
value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,531,957) 6,531,957
Total Investments
(cost $52,831,799) — 116.4% 45,808,908
Liabilities in excess of other assets
— (16.4)% (6,462,043)
NET ASSETS — 100.0% $ 39,346,865
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $6,708,826, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,531,957 and by $342,118
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 2.63%, and
maturity dates ranging from 10/27/2022 – 5/31/2027, a total
value of $6,874,075.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$6,531,957.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,276,951 $ – $ – $ 39,276,951
Repurchase Agreements – 6,531,957 – 6,531,957
Total $ 39,276,951 $ 6,531,957 $ – $ 45,808,908
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Investment Company 92.9%
Shares Value ($)
Alternative Assets 92.9%
BlackRock Global Allocation VI
Fund, Class I 21,627,217 300,185,767
Total Alternative Assets
(cost $354,982,808) 300,185,767
Total Investment Company
(cost $354,982,808) 300,185,767
Total Investments
(cost $354,982,808) — 92.9% 300,185,767
Other assets in excess of liabilities — 7.1% 23,033,863
NET ASSETS — 100.0% $ 323,219,630
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (92) 12/2022 USD (7,638,760) 668,808
Russell 2000 E-Mini Index (2) 12/2022 USD (166,980) 17,686
S&P 500 E-Mini Index (80) 12/2022 USD (14,406,000) 1,283,268
S&P Midcap 400 E-Mini Index (2) 12/2022 USD (441,640) 36,663
Net contracts 2,006,425
As of September 30, 2022, the Fund had $1,245,969 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 2,006,425 $ – $ – $ 2,006,425
Investment Company 300,185,767 – – 300,185,767
Total $ 302,192,192 $ – $ – $ 302,192,192

NVIT BlackRock Managed Global Allocation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,006,425
Total $ 2,006,425
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99.7%
Shares Value ($)
Equity Funds 99.7%
iShares Core MSCI EAFE
ETF(a) 96,121 5,062,693
iShares Core MSCI International
Developed Markets ETF(a) 123,384 5,960,681
iShares Core S&P 500 ETF 8,712 3,124,559
iShares Core S&P Mid-Cap
ETF(a) 36,663 8,038,729
iShares Core S&P Small-Cap
ETF 15,714 1,370,104
iShares Core S&P Total US
Stock Market ETF(a) 156,049 12,412,137
iShares MSCI USA Momentum
Factor ETF(a) 6,404 840,045
iShares MSCI USA Quality
Factor ETF 8,319 864,677
iShares MSCI USA Size Factor
ETF(a) 8,612 897,715
iShares MSCI USA Small-Cap
Multifactor ETF(a) 20,731 927,920
iShares MSCI USA Value Factor
ETF(a) 10,754 880,322
iShares US Equity Factor ETF(a) 110,793 4,012,922
Total Exchange Traded Funds
(cost $50,378,742) 44,392,504
Repurchase Agreements 12.1%
Principal
Amount ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$2,000,509, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022, repurchase
price $2,769,381,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $2,824,050.(b) 2,768,677 2,768,677
  Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 3.05%, dated
9/30/2022, due 10/3/2022,
repurchase price $530,536,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $541,271.(b) 530,401 530,401
Pershing LLC, 3.08%, dated
9/30/2022, due 10/3/2022,
repurchase price $100,026,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.13% - 8.50%,
maturing 10/25/2022 -
12/20/2071; total market
value $102,000.(b) 100,000 100,000
Total Repurchase Agreements
(cost $5,399,078) 5,399,078
Total Investments
(cost $55,777,820) — 111.8% 49,791,582
Liabilities in excess of other assets
— (11.8)% (5,273,684)
NET ASSETS — 100.0% $ 44,517,898
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $8,443,148, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,399,078 and by
$3,305,204 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 12/15/2022 –
11/15/2051, a total value of $8,704,282.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$5,399,078.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,392,504 $ – $ – $ 44,392,504
Repurchase Agreements – 5,399,078 – 5,399,078
Total $ 44,392,504 $ 5,399,078 $ – $ 49,791,582
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Investment Companies 90.3%
Shares Value ($)
Balanced Fund 27.2%
American Balanced Fund, Class
R6 26,522,027 710,525,108
Total Balanced Fund
(cost $896,189,563) 710,525,108
Equity Funds 44.3%
American Funds Growth Fund,
Class 1 9,218,988 689,119,319
American Funds Washington
Mutual Investors Fund, Class
1 40,609,524 467,821,713
Total Equity Funds
(cost $1,776,494,788) 1,156,941,032
Investment Companies
Shares Value ($)
Fixed Income Funds 18.8%
American Funds U.S.
Government Securities Fund,
Class 1 11,933,233 122,196,307
Bond Fund of America (The),
Class R6 32,709,606 367,328,872
Total Fixed Income Funds
(cost $576,411,879) 489,525,179
Total Investment Companies
(cost $3,249,096,230) 2,356,991,319
Total Investments
(cost $3,249,096,230) — 90.3% 2,356,991,319
Other assets in excess of liabilities — 9.7% 251,909,625
NET ASSETS — 100.0% $ 2,608,900,944
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (296) 12/2022 USD (24,576,880) 1,996,981
Russell 2000 E-Mini Index (70) 12/2022 USD (5,844,300) 518,063
S&P 500 E-Mini Index (2,321) 12/2022 USD (417,954,075) 37,650,075
S&P Midcap 400 E-Mini Index (104) 12/2022 USD (22,965,280) 2,048,440
Net contracts 42,213,559
As of September 30, 2022, the Fund had $28,541,878 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Asset Allocation Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 42,213,559 $ – $ – $ 42,213,559
Investment Companies 2,356,991,319 – – 2,356,991,319
Total $ 2,399,204,878 $ – $ – $ 2,399,204,878

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 42,213,559
Total $ 42,213,559
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Growth-Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
Investment Company 91.0%
Shares Value ($)
Equity Fund 91.0%
American Funds Growth-Income
Fund, Class 1 12,018,155 553,315,856
Total Investment Company
(cost $573,442,700) 553,315,856
Total Investments
(cost $573,442,700) — 91.0% 553,315,856
Other assets in excess of liabilities — 9.0% 54,892,318
NET ASSETS — 100.0% $ 608,208,174
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (101) 12/2022 USD (8,386,030) 685,025
Russell 2000 E-Mini Index (8) 12/2022 USD (667,920) 67,351
S&P 500 E-Mini Index (623) 12/2022 USD (112,186,725) 10,411,068
S&P Midcap 400 E-Mini Index (37) 12/2022 USD (8,170,340) 763,163
Net contracts 11,926,607
As of September 30, 2022, the Fund had $7,806,732 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 11,926,607 $ – $ – $ 11,926,607
Investment Company 553,315,856 – – 553,315,856
Total $ 565,242,463 $ – $ – $ 565,242,463

NVIT Managed American Funds Growth-Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 11,926,607
Total $ 11,926,607
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2022 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 8.1%
Principal
Amount ($) Value ($)
CANADA 4.1%
Capital Markets 4.1%
OMERS Finance Trust,
1.13%, 4/14/2023(a) 1,400,000 1,377,040
GERMANY 4.0%
Banks 4.0%
Kreditanstalt fuer
Wiederaufbau , 2.00%,
10/4/2022 1,350,000 1,350,000
Total Corporate Bonds
(cost $2,729,816) 2,727,040
Foreign Government Securities 25.7%
CANADA 4.5%
Province of British
Columbia, 2.00%,
10/23/2022 1,500,000 1,498,680
GERMANY 4.1%
Erste Abwicklungsanstalt ,
Reg. S, 0.50%, 6/2/2023 1,400,000 1,364,738
JAPAN 8.1%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,366,373
Tokyo Metropolitan
Government, Reg. S,
3.25%, 6/1/2023 1,400,000 1,390,872
2,757,245
NORWAY 4.5%
Kommunalbanken
A/S, Reg. S, 0.25%,
11/4/2022 1,500,000 1,496,080
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 4.5%
Svensk Exportkredit AB,
1.63%, 11/14/2022 1,500,000 1,496,444
Total Foreign Government Securities
(cost $8,633,951) 8,613,187
Supranational 10.2%
Corp. Andina de Fomento ,
3.75%, 11/23/2023 1,400,000 1,379,836
European Investment
Bank, 2.00%,
12/15/2022 1,350,000 1,345,950
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 699,196
Total Supranational
(cost $3,449,665) 3,424,982
Total Investments
(cost $14,813,432) — 44.0% 14,765,209
Other assets in excess of liabilities — 56.0% 18,788,529
NET ASSETS — 100.0%
$ 33,553,738
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $2,743,413 which represents 8.18% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Natural Gas 5 10/2022 USD 338,300 (71,403)
LME Aluminum Base Metal 8 11/2022 USD 430,650 (22,487)
LME Nickel Base Metal 3 11/2022 USD 378,990 (4,036)
LME Zinc Base Metal 5 11/2022 USD 375,125 (21,041)
Low Sulphur Gasoil 1 11/2022 USD 94,175 (1,526)
Australia 10 Year Bond 73 12/2022 AUD 5,468,690 (83,495)
Copper 6 12/2022 USD 511,875 (8,753)
E-Mini Crude Oil 9 12/2022 USD 349,875 (36,698)
FTSE 100 Index 42 12/2022 GBP 3,242,562 (243,922)
Micro Gold 151 12/2022 USD 2,524,720 (134,551)
Mini-DAX Index 37 12/2022 EUR 2,200,006 (131,365)
RBOB Gasoline 1 12/2022 USD 93,937 (544)
S&P 500 Micro E-Mini Index 113 12/2022 USD 2,034,848 (271,707)
Silver 8 12/2022 USD 761,560 (49,026)
TOPIX Index 22 12/2022 JPY 2,790,852 (110,859)
U.S. Treasury 10 Year Note 59 12/2022 USD 6,611,687 (309,835)
Net contracts (1,501,248)
As of September 30, 2022, the Fund had $1,714,000 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2022 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,727,040 $ – $ 2,727,040
Foreign Government Securities – 8,613,187 – 8,613,187
Supranational – 3,424,982 – 3,424,982
Total Assets $ – $ 14,765,209 $ – $ 14,765,209
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,501,248) $ – $ – $ (1,501,248)
Total Liabilities $ (1,501,248) $ – $ – $ (1,501,248)
Total $ (1,501,248) $ 14,765,209 $ – $ 13,263,961

4 - Consolidated Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts $ (350,065)
Equity risk Unrealized depreciation from futures contracts (757,853)
Interest rate risk Unrealized depreciation from futures contracts (393,330)
Total $ (1,501,248)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 98.6%
Shares Value ($)
BRAZIL 7.3%
Banks 2.9%
Banco Bradesco SA, ADR (a) 100,300 369,104
Banco Bradesco SA * 99,300 300,237
Banco do Brasil SA 755,900 5,397,734
Itau Unibanco Holding SA * 153,000 667,098
Itau Unibanco Holding SA
(Preference) * 954,000 4,962,459
11,696,632
Beverages 0.8%
Ambev SA, ADR (a) 1,152,676 3,262,073
Chemicals 0.2%
Unipar Carbocloro SA
(Preference)
, Class B
40,986 729,327
Electric Utilities 1.6%
Cia Energetica de Minas
Gerais, ADR (a) 1,510,459 3,051,127
Cia Energetica de Minas
Gerais 342,009 1,027,102
Cia Paranaense de Energia 88,200 529,754
Cia Paranaense de Energia
(Preference) 526,700 642,466
Transmissora Alianca de
Energia Eletrica SA 198,300 1,431,829
6,682,278
Food Products 0.1%
Sao Martinho SA 45,284 214,233
Health Care Providers & Services 0.1%
Odontoprev SA 324,000 528,553
Insurance 0.2%
BB Seguridade Participacoes
SA 201,600 992,986
Oil, Gas & Consumable Fuels 1.1%
Cosan SA, ADR 5,275 67,942
Petroleo Brasileiro SA, ADR 370,000 4,565,800
4,633,742
Transportation Infrastructure 0.3%
CCR SA 175,800 408,348
Santos Brasil Participacoes
SA 486,100 688,462
1,096,810
29,836,634
CHILE 0.7%
Chemicals 0.5%
Sociedad Quimica y Minera
de Chile SA, ADR 23,168 2,102,495
Food & Staples Retailing 0.0%
†
Cencosud SA 34,747 43,972
Industrial Conglomerates 0.0%
†
Quinenco SA 52,065 112,961
Marine 0.2%
Cia Sud Americana de
Vapores SA 9,128,913 629,021
2,888,449
Common Stocks
Shares Value ($)
CHINA 33.4%
Automobiles 2.4%
BYD Co. Ltd.
, Class A
70,500 2,501,216
BYD Co. Ltd.
, Class H
160,000 3,934,737
Dongfeng Motor Group Co.
Ltd.
, Class H
2,998,000 1,593,885
Geely Automobile Holdings
Ltd. 1,275,000 1,728,620
Yadea Group Holdings Ltd.
Reg. S (b) 120,000 191,690
9,950,148
Banks 2.7%
Agricultural Bank of China
Ltd.
, Class H
10,011,000 2,985,513
Bank of Communications Co.
Ltd.
, Class H
3,017,000 1,585,121
China CITIC Bank Corp. Ltd.
,
Class H
(a) 605,000 240,242
China Construction Bank
Corp.
, Class H
11,092,000 6,383,046
11,193,922
Beverages 2.2%
Anhui Gujing Distillery Co.
Ltd.
, Class A
30,100 1,153,825
China Resources Beer
Holdings Co. Ltd. 94,000 651,127
Jiangsu King's Luck Brewery
JSC Ltd.
, Class A
186,100 1,203,156
Luzhou Laojiao Co. Ltd.
, Class
A
64,425 2,085,947
Nongfu Spring Co. Ltd.
, Class
H
Reg. S (b) 315,000 1,811,592
Tsingtao Brewery Co. Ltd.
,
Class A
31,900 477,320
Tsingtao Brewery Co. Ltd.
,
Class H
182,000 1,721,277
9,104,244
Biotechnology 0.7%
BeiGene Ltd., ADR * 1,900 256,158
Daan Gene Co. Ltd.
, Class A
609,758 1,424,682
Imeik Technology
Development Co. Ltd.
, Class
A
7,528 519,930
Zhejiang Orient Gene Biotech
Co. Ltd.
, Class A
68,636 729,937
2,930,707
Chemicals 1.0%
Asia - Potash International
Investment Guangzhou Co.
Ltd.
, Class A
* 92,850 382,457
China BlueChemical Ltd.
,
Class H
822,000 170,349
China XLX Fertiliser Ltd. 604,000 302,861
Jiangsu Yangnong Chemical
Co. Ltd.
, Class A
135,577 1,910,874
Sinofert Holdings Ltd. *(a) 946,000 105,776
Zangge Mining Co. Ltd.
, Class
A
273,800 1,094,175
3,966,492

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Communications Equipment 0.1%
Zhongji Innolight Co. Ltd.
,
Class A
101,900 373,085
Diversified Consumer Services 0.3%
China Education Group
Holdings Ltd. Reg. S (a) 618,000 455,815
New Oriental Education &
Technology Group, Inc. * 74,000 181,005
New Oriental Education &
Technology Group, Inc.,
ADR * 17,300 414,681
1,051,501
Electrical Equipment 0.7%
TBEA Co. Ltd.
, Class A
994,059 3,034,158
Electronic Equipment, Instruments & Components 0.0%
†
Kingboard Holdings Ltd. 63,500 178,424
Entertainment 2.0%
NetEase, Inc., ADR (a) 82,780 6,258,168
NetEase, Inc. 76,700 1,164,740
Tencent Music Entertainment
Group, ADR *(a) 200,000 812,000
8,234,908
Food Products 0.2%
China Mengniu Dairy Co.
Ltd. * 14,000 54,913
COFCO Joycome Foods Ltd.
Reg. S *(a) 916,000 245,567
Uni-President China Holdings
Ltd. 375,000 314,359
Wens Foodstuffs Group Co.
Ltd.
, Class A
* 72,597 209,035
823,874
Gas Utilities 0.8%
ENN Energy Holdings Ltd. 35,600 473,708
Kunlun Energy Co. Ltd. 3,994,000 2,881,903
3,355,611
Independent Power and Renewable Electricity Producers
0.1%
CGN Power Co. Ltd.
, Class H
Reg. S (b) 2,058,000 445,075
Industrial Conglomerates 0.2%
CITIC Ltd. 657,000 616,094
Insurance 2.6%
China Pacific Insurance
Group Co. Ltd.
, Class H
712,400 1,306,488
People's Insurance Co. Group
of China Ltd. (The)
, Class H
3,353,000 970,320
PICC Property & Casualty
Co. Ltd.
, Class H
5,458,000 5,645,452
Ping An Insurance Group Co.
of China Ltd.
, Class A
281,800 1,645,991
Ping An Insurance Group Co.
of China Ltd.
, Class H
(a) 253,500 1,260,481
10,828,732
Interactive Media & Services 4.4%
Autohome, Inc., ADR 4,700 135,172
Baidu, Inc., ADR * 7,500 881,175
Baidu, Inc.
, Class A
* 20,250 298,818
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services
Tencent Holdings Ltd. 486,200 16,419,946
17,735,111
Internet & Direct Marketing Retail 7.5%
Alibaba Group Holding Ltd. * 199,000 1,996,148
Alibaba Group Holding Ltd.,
ADR * 124,500 9,958,754
JD.com, Inc., ADR (a) 64,200 3,229,260
JD.com, Inc.
, Class A
176,195 4,449,154
Meituan
, Class B
Reg. S *(b) 289,800 6,073,942
Pinduoduo, Inc., ADR * 51,800 3,241,644
Vipshop Holdings Ltd., ADR * 181,800 1,528,938
30,477,840
Life Sciences Tools & Services 0.3%
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 192,000 1,150,358
Machinery 0.2%
Ningbo Deye Technology Co.
Ltd.
, Class A
11,200 660,268
Marine 0.3%
SITC International Holdings
Co. Ltd. 655,000 1,199,590
Metals & Mining 0.2%
Henan Shenhuo Coal &
Power Co. Ltd.
, Class A
173,000 407,694
Shougang Fushan Resources
Group Ltd. 928,000 268,865
676,559
Oil, Gas & Consumable Fuels 1.8%
China Shenhua Energy Co.
Ltd.
, Class H
1,377,500 4,087,333
PetroChina Co. Ltd.
, Class H
8,472,000 3,483,833
7,571,166
Pharmaceuticals 1.1%
China Resources
Pharmaceutical Group Ltd.
Reg. S (b) 1,813,000 1,236,777
China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd.
, Class A
170,100 918,210
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class A
431,765 1,575,855
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class H
(a) 402,000 863,137
4,593,979
Real Estate Management & Development 0.0%
†
Gemdale Properties &
Investment Corp. Ltd. 1,412,000 95,192
Road & Rail 0.1%
Daqin Railway Co. Ltd.
, Class
A
275,400 262,645
Semiconductors & Semiconductor Equipment 0.5%
Daqo New Energy Corp.,
ADR * 27,300 1,449,084

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Semiconductors & Semiconductor Equipment
LONGi Green Energy
Technology Co. Ltd.
, Class A
103,160 692,869
2,141,953
Specialty Retail 0.2%
China Yongda Automobiles
Services Holdings Ltd. 1,063,000 568,255
Topsports International
Holdings Ltd. Reg. S (b) 449,000 315,238
883,493
Textiles, Apparel & Luxury Goods 0.4%
ANTA Sports Products Ltd. 36,800 387,617
Bosideng International
Holdings Ltd. 1,554,000 767,842
JNBY Design Ltd. Reg. S 135,000 131,481
Li Ning Co. Ltd. 63,500 482,550
1,769,490
Transportation Infrastructure 0.4%
China Merchants Port
Holdings Co. Ltd. 114,087 142,379
Shanghai International Port
Group Co. Ltd.
, Class A
1,790,276 1,403,118
1,545,497
136,850,116
GREECE 0.3%
Diversified Telecommunication Services 0.0%
†
Hellenic Telecommunications
Organization SA 3,311 48,093
Hotels, Restaurants & Leisure 0.1%
OPAP SA 57,631 692,162
Independent Power and Renewable Electricity Producers
0.1%
Terna Energy SA 14,041 226,389
Specialty Retail 0.1%
JUMBO SA 33,255 443,366
1,410,010
HONG KONG 0.6%
Electronic Equipment, Instruments & Components 0.0%
†
Truly International Holdings
Ltd. (a) 556,000 86,073
Independent Power and Renewable Electricity Producers
0.0%
†
Concord New Energy Group
Ltd. 1,520,000 125,639
Marine 0.1%
Orient Overseas International
Ltd. (a) 22,500 392,411
Pharmaceuticals 0.5%
Sino Biopharmaceutical Ltd. 4,049,000 1,883,528
2,487,651
INDIA 15.3%
Aerospace & Defense 1.0%
Bharat Electronics Ltd. 3,251,828 4,014,949
Automobiles 1.3%
Eicher Motors Ltd. 32,116 1,438,233
Common Stocks
Shares Value ($)
INDIA
Automobiles
Mahindra & Mahindra Ltd. 148,641 2,295,891
Tata Motors Ltd., ADR *(a) 35,634 864,481
Tata Motors Ltd.
, Class A
* 291,707 695,806
5,294,411
Banks 1.5%
Axis Bank Ltd. 241,715 2,155,815
Bank of Baroda 129,817 209,013
City Union Bank Ltd. 67,052 142,068
ICICI Bank Ltd., ADR 163,488 3,428,343
5,935,239
Beverages 0.1%
Varun Beverages Ltd. 36,517 467,119
Chemicals 1.2%
Chambal Fertilisers and
Chemicals Ltd. 30,963 120,746
Coromandel International Ltd. 173,066 2,098,651
Gujarat Alkalies & Chemicals
Ltd. 9,971 102,706
Gujarat Narmada Valley
Fertilizers & Chemicals Ltd. 90,279 705,091
Gujarat State Fertilizers &
Chemicals Ltd. 277,588 442,904
Linde India Ltd. 22,683 920,350
Polyplex Corp. Ltd. 2,043 49,208
Tata Chemicals Ltd. 25,072 337,923
4,777,579
Construction & Engineering 0.2%
Larsen & Toubro Ltd. 43,317 976,094
Diversified Financial Services 1.3%
Housing Development
Finance Corp. Ltd. 46,278 1,288,691
Power Finance Corp. Ltd. 1,561,783 1,996,209
REC Ltd. 1,683,829 1,938,896
5,223,796
Diversified Telecommunication Services 0.2%
Tata Communications Ltd. 46,345 649,612
Tata Teleservices
Maharashtra Ltd. * 98,018 123,214
772,826
Electric Utilities 1.1%
Adani Transmission Ltd. * 8,936 357,782
Power Grid Corp. of India Ltd. 1,651,761 4,274,261
4,632,043
Electrical Equipment 0.6%
ABB India Ltd. 54,382 2,052,167
Finolex Cables Ltd. 62,345 356,027
2,408,194
Food Products 0.1%
Balrampur Chini Mills Ltd. 79,845 338,098
Gas Utilities 0.4%
Adani Total Gas Ltd. 6,647 270,160
GAIL India Ltd. 1,434,187 1,525,966
1,796,126
Health Care Providers & Services 0.7%
Apollo Hospitals Enterprise
Ltd. 43,088 2,306,659

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Health Care Providers & Services
Narayana Hrudayalaya Ltd.
Reg. S 53,698 472,198
2,778,857
Hotels, Restaurants & Leisure 0.0%
†
Devyani International Ltd. * 68,535 163,536
Independent Power and Renewable Electricity Producers
1.3%
Adani Green Energy Ltd. * 22,329 617,687
Adani Power Ltd. * 823,574 3,734,988
JSW Energy Ltd. 224,131 822,398
NHPC Ltd. 670,697 293,486
5,468,559
Insurance 0.3%
SBI Life Insurance Co. Ltd.
Reg. S (b) 76,161 1,165,314
IT Services 1.4%
Tata Consultancy Services
Ltd. 130,302 4,764,528
WNS Holdings Ltd., ADR * 13,400 1,096,656
5,861,184
Machinery 0.1%
Ashok Leyland Ltd. 139,037 258,919
Metals & Mining 0.0%
†
Hindustan Zinc Ltd. 51,970 169,344
Oil, Gas & Consumable Fuels 0.5%
Great Eastern Shipping Co.
Ltd. (The) 104,043 687,761
Reliance Industries Ltd. 41,411 1,197,742
1,885,503
Specialty Retail 0.0%
†
Trent Ltd. 7,694 134,011
Tobacco 1.4%
ITC Ltd. 1,458,985 5,925,770
Trading Companies & Distributors 0.2%
Adani Enterprises Ltd. 17,043 719,629
Transportation Infrastructure 0.4%
Adani Ports & Special
Economic Zone Ltd. 134,687 1,347,522
GMR Infrastructure Ltd. * 545,294 237,400
1,584,922
62,752,022
INDONESIA 1.5%
Automobiles 0.5%
Astra International Tbk. PT 4,647,400 2,004,980
Banks 0.7%
Bank Mandiri Persero Tbk. PT 2,272,400 1,393,312
Bank Pembangunan Daerah
Jawa Timur Tbk. PT 3,814,700 177,699
Bank Rakyat Indonesia
Persero Tbk. PT 3,321,700 977,146
2,548,157
Chemicals 0.2%
Surya Esa Perkasa Tbk. PT 12,839,400 832,814
Multiline Retail 0.0%
†
Mitra Adiperkasa Tbk. PT * 2,927,600 203,366
Common Stocks
Shares Value ($)
INDONESIA
Oil, Gas & Consumable Fuels 0.1%
AKR Corporindo Tbk. PT 4,255,300 376,449
5,965,766
MEXICO 1.9%
Banks 0.4%
Grupo Financiero Banorte
SAB de CV
, Class O
224,000 1,438,352
Beverages 0.8%
Arca Continental SAB de CV 171,208 1,232,830
Coca-Cola Femsa SAB de
CV, ADR 29,267 1,708,900
Fomento Economico
Mexicano SAB de CV, ADR 11,470 719,743
3,661,473
Multiline Retail 0.1%
El Puerto de Liverpool SAB
de CV
, Class C1
(a) 94,077 413,407
Transportation Infrastructure 0.6%
Grupo Aeroportuario del
Centro Norte SAB de CV 11,851 74,568
Grupo Aeroportuario del
Pacifico SAB de CV
, Class B
104,600 1,322,074
Grupo Aeroportuario del
Sureste SAB de CV, ADR 5,503 1,079,524
2,476,166
7,989,398
PHILIPPINES 0.4%
Banks 0.2%
Metropolitan Bank & Trust Co. 752,960 623,844
Electric Utilities 0.1%
Manila Electric Co. 48,200 216,271
Hotels, Restaurants & Leisure 0.1%
Jollibee Foods Corp. 126,670 494,791
Industrial Conglomerates 0.0%
†
DMCI Holdings, Inc. 761,200 128,009
Transportation Infrastructure 0.0%
†
International Container
Terminal Services, Inc. 58,030 155,150
1,618,065
POLAND 0.4%
Banks 0.3%
Bank Polska Kasa Opieki SA 39,545 479,419
Santander Bank Polska SA 11,620 456,847
936,266
Food & Staples Retailing 0.1%
Dino Polska SA Reg. S *(b) 8,458 512,842
1,449,108
QATAR 0.5%
Banks 0.1%
Qatar Islamic Bank SAQ 72,090 487,430
Industrial Conglomerates 0.3%
Industries Qatar QSC 265,500 1,228,220

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
QATAR
Multi-Utilities 0.1%
Qatar Electricity & Water Co.
QSC 87,173 419,657
2,135,307
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
*^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0.0%
†
PhosAgro PJSC Reg. S ^∞ 7,500 0
PhosAgro PJSC, GDR Reg.
S *^∞ 48 0
0
Metals & Mining 0.0%
†
Novolipetsk Steel PJSC, GDR
Reg. S ^∞ 78,727 0
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg.
S ^∞ 11,088 0
0
SAUDI ARABIA 4.8%
Banks 2.5%
Al Rajhi Bank * 85,518 1,837,309
Alinma Bank 368,868 3,531,704
Arab National Bank 29,181 238,542
Bank AlBilad * 17,021 213,852
Banque Saudi Fransi 78,676 872,289
Riyad Bank 247,655 2,078,573
Saudi Investment Bank (The) 82,003 371,957
Saudi National Bank (The) 43,000 717,869
9,862,095
Chemicals 1.2%
SABIC Agri-Nutrients Co. 48,659 2,041,162
Sahara International
Petrochemical Co. 146,983 1,621,817
Saudi Basic Industries Corp. 53,078 1,251,917
4,914,896
Food & Staples Retailing 0.1%
Abdullah Al Othaim Markets
Co. 18,767 614,924
Health Care Providers & Services 0.1%
Al Hammadi Co. for
Development & Investment 18,405 218,170
Metals & Mining 0.0%
†
Saudi Arabian Mining Co. * 8,125 150,062
Oil, Gas & Consumable Fuels 0.9%
Saudi Arabian Oil Co. Reg.
S (b) 403,011 3,836,662
19,596,809
SOUTH AFRICA 2.6%
Banks 0.5%
Absa Group Ltd. 120,394 1,167,306
Standard Bank Group Ltd. 86,624 683,398
1,850,704
Common Stocks
Shares Value ($)
SOUTH AFRICA
Diversified Financial Services 1.5%
FirstRand Ltd. 1,852,858 6,165,201
Equity Real Estate Investment Trusts (REITs) 0.1%
Vukile Property Fund Ltd. 409,916 280,319
Food Products 0.1%
Astral Foods Ltd. 22,032 234,204
AVI Ltd. 86,176 345,771
579,975
Metals & Mining 0.3%
Anglo American Platinum Ltd. 18,591 1,305,403
Specialty Retail 0.1%
Truworths International Ltd. 76,120 208,178
Trading Companies & Distributors 0.0%
†
Barloworld Ltd. 15,079 76,725
10,466,505
SOUTH KOREA 12.8%
Aerospace & Defense 1.1%
Hanwha Aerospace Co. Ltd. 40,905 1,756,549
Korea Aerospace Industries
Ltd. 82,508 2,792,117
4,548,666
Auto Components 0.2%
SL Corp. 26,677 595,557
SNT Motiv Co. Ltd. 3,318 97,259
692,816
Automobiles 2.5%
Hyundai Motor Co. 36,234 4,438,170
Kia Corp. 116,811 5,829,722
10,267,892
Banks 2.2%
Hana Financial Group, Inc. 10,803 265,327
JB Financial Group Co. Ltd. 89,891 434,697
KB Financial Group, Inc. 160,526 4,862,439
Shinhan Financial Group Co.
Ltd. 126,099 2,933,194
Woori Financial Group, Inc. 79,201 588,445
9,084,102
Beverages 0.3%
Hite Jinro Co. Ltd. 18,560 343,429
Lotte Chilsung Beverage Co.
Ltd. 9,677 1,071,634
1,415,063
Biotechnology 0.1%
ABLBio, Inc. * 19,636 279,444
Capital Markets 0.1%
Meritz Securities Co. Ltd. 180,314 459,548
Chemicals 0.1%
LOTTE Fine Chemical Co.
Ltd. 10,268 400,702
Diversified Consumer Services 0.4%
MegaStudyEdu Co. Ltd. 35,672 1,770,296
Electronic Equipment, Instruments & Components 0.2%
Daeduck Electronics Co. Ltd. 21,261 311,586
Samsung SDI Co. Ltd. 1,210 456,522
768,108

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Health Care Equipment & Supplies 0.0%
†
Lutronic Corp. 14,206 156,251
Industrial Conglomerates 0.4%
GS Holdings Corp. 43,328 1,257,835
Lotte Corp. 7,780 208,064
1,465,899
Insurance 0.4%
DB Insurance Co. Ltd. 21,262 814,375
Meritz Fire & Marine
Insurance Co. Ltd. 19,837 406,673
Samsung Fire & Marine
Insurance Co. Ltd. 2,826 362,492
1,583,540
Multiline Retail 0.1%
Lotte Shopping Co. Ltd. 3,185 190,987
Shinsegae, Inc. 774 123,861
314,848
Pharmaceuticals 0.3%
Daewon Pharmaceutical Co.
Ltd. 67,571 717,168
Daewoong Pharmaceutical
Co. Ltd. 4,609 508,367
1,225,535
Technology Hardware, Storage & Peripherals 3.2%
Samsung Electronics Co. Ltd. 308,735 11,343,952
Samsung Electronics Co. Ltd.
(Preference) 58,015 1,887,722
13,231,674
Textiles, Apparel & Luxury Goods 0.1%
LF Corp. 24,812 251,819
Youngone Corp. 5,697 175,697
427,516
Tobacco 1.1%
KT&G Corp. 75,215 4,550,797
52,642,697
TAIWAN 12.4%
Auto Components 0.2%
Depo Auto Parts Ind Co. Ltd. 178,000 394,249
Tong Yang Industry Co. Ltd. 217,000 329,877
724,126
Automobiles 0.1%
Sanyang Motor Co. Ltd. 243,000 293,518
Banks 0.1%
Taishin Financial Holding Co.
Ltd. 725,204 311,544
Chemicals 0.5%
Sesoda Corp. 450,000 590,525
Taiwan Fertilizer Co. Ltd. 842,000 1,458,708
2,049,233
Construction & Engineering 0.2%
Continental Holdings Corp. 1,040,000 984,225
Construction Materials 0.2%
Goldsun Building Materials
Co. Ltd. 1,253,000 948,375
Containers & Packaging 0.0%
†
Ton Yi Industrial Corp. 284,000 160,575
Common Stocks
Shares Value ($)
TAIWAN
Diversified Financial Services 1.0%
Chailease Holding Co. Ltd. 692,200 3,938,181
Electronic Equipment, Instruments & Components 4.2%
Chang Wah Electromaterials,
Inc. 109,000 106,988
Compeq Manufacturing Co.
Ltd. 1,059,000 1,506,854
Delta Electronics, Inc. 175,000 1,390,708
E Ink Holdings, Inc. 320,000 2,114,250
Gold Circuit Electronics Ltd. 133,900 392,236
Hon Hai Precision Industry
Co. Ltd. 1,961,000 6,260,433
Largan Precision Co. Ltd. 8,000 417,184
Nan Ya Printed Circuit Board
Corp. 334,000 1,958,357
Primax Electronics Ltd. 455,000 906,991
Unimicron Technology Corp. 551,000 2,046,033
17,100,034
Entertainment 0.0%
†
International Games System
Co. Ltd. 16,000 180,084
Leisure Products 0.0%
†
Advanced International
Multitech Co. Ltd. 46,000 132,429
Marine 0.4%
Evergreen Marine Corp.
Taiwan Ltd. 371,600 1,694,170
Semiconductors & Semiconductor Equipment 4.9%
Formosa Sumco Technology
Corp. 174,000 738,991
MediaTek, Inc. 31,000 539,529
Sino-American Silicon
Products, Inc. 48,000 195,804
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,388,000 18,244,268
19,718,592
Technology Hardware, Storage & Peripherals 0.4%
Catcher Technology Co. Ltd. 85,000 459,268
Chicony Electronics Co. Ltd. 87,000 224,925
Lite-On Technology Corp. 498,000 993,645
1,677,838
Textiles, Apparel & Luxury Goods 0.1%
Feng TAY Enterprise Co. Ltd. 73,000 360,485
Wireless Telecommunication Services 0.1%
Far EasTone
Telecommunications Co.
Ltd. 270,000 614,444
50,887,853
THAILAND 2.5%
Banks 0.7%
SCB X PCL 993,400 2,717,846
Health Care Providers & Services 1.6%
Bumrungrad Hospital PCL 900,300 5,391,943
Thonburi Healthcare Group
PCL 472,800 808,773

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
THAILAND
Health Care Providers & Services
Vibhavadi Medical Center
PCL 5,222,900 384,032
6,584,748
Independent Power and Renewable Electricity Producers
0.1%
Gulf Energy Development
PCL 190,000 263,628
Gunkul Engineering PCL 2,433,500 338,071
601,699
Marine 0.1%
Regional Container Lines
PCL 372,500 284,170
10,188,463
TURKEY 0.7%
Banks 0.4%
Turkiye Is Bankasi A/S
, Class C
1,233,047 500,687
Yapi ve Kredi Bankasi A/S 3,363,569 1,284,231
1,784,918
Industrial Conglomerates 0.3%
KOC Holding A/S 467,256 1,143,589
2,928,507
UNITED ARAB EMIRATES 0.1%
Banks 0.1%
Abu Dhabi Commercial Bank
PJSC 33,315 81,719
Dubai Islamic Bank PJSC 321,929 522,300
604,019
UNITED STATES 0.4%
Biotechnology 0.0%
†
Legend Biotech Corp., ADR * 3,800 155,040
Food Products 0.4%
JBS SA 288,500 1,343,465
1,498,505
Total Common Stocks
(cost $486,905,444) 404,195,884
Repurchase Agreements 2.1%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $4,418,890,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$4,506,122.(c) 4,417,766 4,417,766
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG New
York, 2.97%, dated
9/30/2022, due
10/3/2022, repurchase
price $4,361,383,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$4,448,611.(c) 4,360,304 4,360,304
Total Repurchase Agreements
(cost $8,778,070) 8,778,070
Total Investments
(cost $495,683,514) — 100.7% 412,973,954
Liabilities in excess of other assets
— (0.7)% (2,964,196)
NET ASSETS — 100.0%
$ 410,009,758

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $10,035,687, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,778,070 and by
$1,850,192 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/27/2022 –
5/15/2052, a total value of $10,628,262.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $16,739,490 which represents 4.08% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$8,778,070.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 12 12/2022 USD 522,900 (71,039)
Net contracts (71,039)
As of September 30, 2022, the Fund had $25,693 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 8,563,615 $ – $ 8,563,615
Auto Components – 1,416,942 – 1,416,942
Automobiles 864,481 26,946,468 – 27,810,949
Banks 16,563,327 44,511,743 – 61,075,070
Beverages 6,923,546 10,986,426 – 17,909,972
Biotechnology 411,198 2,953,993 – 3,365,191
Capital Markets – 459,548 – 459,548
Chemicals 2,831,822 16,941,716 – 19,773,538
Communications Equipment – 373,085 – 373,085
Construction & Engineering – 1,960,319 – 1,960,319
Construction Materials – 948,375 – 948,375
Containers & Packaging – 160,575 – 160,575
Diversified Consumer Services 414,681 2,407,116 – 2,821,797
Diversified Financial Services – 15,327,178 – 15,327,178
Diversified Telecommunication Services – 820,919 – 820,919
Electric Utilities 6,682,278 4,848,314 – 11,530,592
Electrical Equipment – 5,442,352 – 5,442,352
Electronic Equipment, Instruments &
Components – 18,132,639 – 18,132,639
Entertainment 7,070,168 1,344,824 – 8,414,992
Equity Real Estate Investment Trusts (REITs) – 280,319 – 280,319
Food & Staples Retailing 43,972 1,127,766 – 1,171,738
Food Products 1,557,698 1,741,947 – 3,299,645
Gas Utilities – 5,151,737 – 5,151,737
Health Care Equipment & Supplies – 156,251 – 156,251
Health Care Providers & Services 528,553 9,581,775 – 10,110,328
Hotels, Restaurants & Leisure – 1,350,489 – 1,350,489
Independent Power and Renewable
Electricity Producers – 6,867,361 – 6,867,361
Industrial Conglomerates 112,961 4,581,811 – 4,694,772
Insurance 992,986 13,577,586 – 14,570,572
Interactive Media & Services 1,016,347 16,718,764 – 17,735,111
Internet & Direct Marketing Retail 17,958,596 12,519,244 – 30,477,840
IT Services 1,096,656 4,764,528 – 5,861,184
Leisure Products – 132,429 – 132,429
Life Sciences Tools & Services – 1,150,358 – 1,150,358
Machinery – 919,187 – 919,187
Marine 629,021 3,570,341 – 4,199,362
Metals & Mining – 2,301,368 – 2,301,368
Multiline Retail 413,407 518,214 – 931,621
Multi-Utilities – 419,657 – 419,657
Oil, Gas & Consumable Fuels 4,633,742 13,669,780 – 18,303,522
Pharmaceuticals – 7,703,042 – 7,703,042
Real Estate Management & Development – 95,192 – 95,192
Road & Rail – 262,645 – 262,645
Semiconductors & Semiconductor
Equipment 1,449,084 20,411,461 – 21,860,545
Specialty Retail – 1,669,048 – 1,669,048
Technology Hardware, Storage & Peripherals – 14,909,512 – 14,909,512
Textiles, Apparel & Luxury Goods – 2,557,491 – 2,557,491
Tobacco – 10,476,567 – 10,476,567
Trading Companies & Distributors – 796,354 – 796,354
Transportation Infrastructure 3,572,976 3,285,569 – 6,858,545
Wireless Telecommunication Services – 614,444 – 614,444
Total Common Stocks $ 75,767,500 $ 328,428,384 $ – $ 404,195,884
Repurchase Agreements – 8,778,070 – 8,778,070
Total Assets $ 75,767,500 $ 337,206,454 $ – $ 412,973,954
$ – $ – $ – $ –

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (71,039) $ – $ – $ (71,039)
Total Liabilities $ (71,039) $ – $ – $ (71,039)
Total $ 75,696,461 $ 337,206,454 $ – $ 412,902,915
As of September 30, 2022, the Fund held six common stocks investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 936,815 936,815
Purchases
*
4,027,471 4,027,471
Sales (5,311,477) (5,311,477)
Change in Unrealized Appreciation/Depreciation (9,902,506) (9,902,506)
Transfers into Level 3 10,249,697 10,249,697
Transfers out of Level 3 — —
Balance as of 9/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ (9,902,506) $ (9,902,506)
* Purchases include all purchases of securities and securities received in corporate actions.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (71,039)
Total $ (71,039)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 9.3%
Banks 2.8%
Australia & New Zealand Banking
Group Ltd. 495,805 7,198,971
Commonwealth Bank of Australia 192,630 11,195,128
National Australia Bank Ltd. 23,574 432,257
Westpac Banking Corp. 138,569 1,819,587
20,645,943
Beverages 0.9%
Treasury Wine Estates Ltd. 777,563 6,260,621
Biotechnology 0.1%
CSL Ltd. (a) 2,970 538,529
Capital Markets 0.5%
ASX Ltd. 37,995 1,747,100
Macquarie Group Ltd. 16,043 1,556,892
3,303,992
Chemicals 0.4%
Incitec Pivot Ltd. 1,411,422 3,178,337
Diversified Telecommunication Services 0.9%
Telstra Corp. Ltd. 2,508,299 6,147,709
Equity Real Estate Investment Trusts (REITs) 0.1%
Charter Hall Group 125,578 909,056
IT Services 0.7%
Computershare Ltd. 316,681 5,022,310
Metals & Mining 1.5%
BHP Group Ltd. 368,065 9,166,624
Glencore plc 419,517 2,215,275
11,381,899
Oil, Gas & Consumable Fuels 0.6%
Santos Ltd. 989,451 4,481,489
Road & Rail 0.8%
Aurizon Holdings Ltd. 2,459,552 5,403,975
67,273,860
AUSTRIA 0.0%
†
Banks 0.0%
†
BAWAG Group AG Reg. S *(b) 7,892 338,656
BELGIUM 1.1%
Banks 0.6%
KBC Group NV 95,927 4,499,807
Distributors 0.4%
D'ieteren Group (a) 21,290 2,987,429
Pharmaceuticals 0.1%
UCB SA 10,530 728,299
8,215,535
CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
International Petroleum Corp. * 463,303 3,705,073
CHINA 0.0%
†
Air Freight & Logistics 0.0%
†
Kerry Logistics Network Ltd. (a) 198,500 317,108
DENMARK 4.6%
Banks 0.0%
†
Jyske Bank A/S (Registered) * 4,963 256,048
Common Stocks
Shares Value ($)
DENMARK
Beverages 0.7%
Carlsberg A/S
, Class B
40,197 4,690,166
Biotechnology 0.8%
Genmab A/S * 18,508 5,965,849
Marine 0.8%
AP Moller - Maersk A/S
, Class A
1,628 2,868,990
AP Moller - Maersk A/S
, Class B
1,068 1,934,618
D/S Norden A/S 22,895 956,207
5,759,815
Pharmaceuticals 2.3%
Novo Nordisk A/S
, Class B
166,771 16,622,734
33,294,612
FINLAND 2.2%
Banks 0.9%
Nordea Bank Abp 746,924 6,391,019
Communications Equipment 0.3%
Nokia OYJ 456,178 1,947,945
Food & Staples Retailing 0.5%
Kesko OYJ
, Class B
193,567 3,596,937
Insurance 0.5%
Sampo OYJ
, Class A
89,514 3,820,232
Paper & Forest Products 0.0%
†
Stora Enso OYJ
, Class R
9,687 123,546
15,879,679
FRANCE 11.4%
Aerospace & Defense 1.9%
Airbus SE 75,307 6,505,943
Dassault Aviation SA 30,093 3,417,772
Thales SA 35,620 3,928,882
13,852,597
Banks 0.9%
BNP Paribas SA 32,597 1,376,159
Societe Generale SA 257,688 5,112,848
6,489,007
Beverages 1.1%
Pernod Ricard SA 41,396 7,566,484
Equity Real Estate Investment Trusts (REITs) 0.4%
Covivio 25,965 1,241,420
Gecina SA 21,069 1,637,610
2,879,030
Gas Utilities 0.0%
†
Rubis SCA 8,265 171,039
Insurance 0.1%
Coface SA 34,644 331,056
SCOR SE 26,396 382,451
713,507
IT Services 1.2%
Alten SA 2,736 299,554
Capgemini SE 30,175 4,822,283
Edenred 80,682 3,708,401
8,830,238
Media 0.6%
Publicis Groupe SA 86,481 4,092,092

NVIT GS International Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
FRANCE
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 8,121 898,469
Pharmaceuticals 1.8%
Ipsen SA 41,559 3,838,203
Sanofi 121,229 9,252,230
13,090,433
Software 0.8%
Dassault Systemes SE 174,573 6,000,718
Textiles, Apparel & Luxury Goods 2.5%
Hermes International 5,270 6,194,133
Kering SA 10,760 4,758,273
LVMH Moet Hennessy Louis
Vuitton SE (a) 10,930 6,425,037
17,377,443
81,961,057
GERMANY 8.3%
Aerospace & Defense 0.3%
MTU Aero Engines AG 15,337 2,314,407
Automobiles 2.5%
Bayerische Motoren Werke AG
(Preference) 20,717 1,354,639
Mercedes-Benz Group AG 137,836 7,048,607
Porsche Automobil Holding SE
(Preference) 80,220 4,569,654
Volkswagen AG (Preference) 48,831 6,031,548
19,004,448
Chemicals 0.8%
K+S AG (Registered) 233,357 4,440,115
Wacker Chemie AG 9,952 1,029,678
5,469,793
Household Products 0.6%
Henkel AG & Co. KGaA
(Preference) 74,219 4,436,243
Machinery 0.1%
GEA Group AG 11,164 365,067
Knorr-Bremse AG 7,936 344,073
709,140
Marine 0.2%
Hapag-Lloyd AG Reg. S (a)(b) 6,832 1,166,318
Multi-Utilities 0.8%
E.ON SE 709,220 5,488,929
Pharmaceuticals 1.9%
Bayer AG (Registered) 158,368 7,308,354
Merck KGaA 38,481 6,280,231
13,588,585
Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG 260,232 5,766,882
Textiles, Apparel & Luxury Goods 0.3%
HUGO BOSS AG 43,504 2,047,038
59,991,783
HONG KONG 0.4%
Industrial Conglomerates 0.1%
Jardine Matheson Holdings Ltd. 20,200 1,022,651
Insurance 0.3%
AIA Group Ltd. 185,800 1,542,615
Common Stocks
Shares Value ($)
HONG KONG
Specialty Retail 0.0%
†
Luk Fook Holdings International
Ltd. 92,000 215,740
2,781,006
INDONESIA 0.0%
†
Food Products 0.0%
†
First Resources Ltd. 85,400 82,665
ISRAEL 0.1%
Chemicals 0.0%
†
ICL Group Ltd. 63,932 512,375
Diversified Financial Services 0.1%
Plus500 Ltd. 26,817 489,937
1,002,312
ITALY 1.0%
Aerospace & Defense 0.6%
Leonardo SpA 504,504 3,570,227
Beverages 0.2%
Davide Campari-Milano NV 134,138 1,189,841
Electrical Equipment 0.0%
†
Prysmian SpA 10,513 301,131
IT Services 0.1%
Reply SpA 9,925 1,035,366
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 21,946 901,097
6,997,662
JAPAN 22.6%
Air Freight & Logistics 0.6%
Nippon Express Holdings, Inc. 89,300 4,515,389
Auto Components 0.3%
NGK Spark Plug Co. Ltd. 123,400 2,188,780
Automobiles 1.5%
Honda Motor Co. Ltd. 109,300 2,381,000
Isuzu Motors Ltd. 169,600 1,874,873
Mazda Motor Corp. 101,400 671,202
Toyota Motor Corp. 74,100 964,547
Yamaha Motor Co. Ltd. 249,700 4,679,114
10,570,736
Beverages 0.2%
Asahi Group Holdings Ltd. 35,000 1,085,747
Building Products 0.2%
AGC, Inc. 50,500 1,569,638
Capital Markets 0.6%
SBI Holdings, Inc. (a) 226,200 4,064,894
Chemicals 1.4%
Mitsubishi Gas Chemical Co., Inc. 145,500 1,910,397
Nippon Kayaku Co. Ltd. (a) 30,800 246,945
Shin-Etsu Chemical Co. Ltd. 61,100 6,067,452
Tosoh Corp. 139,000 1,552,133
9,776,927
Commercial Services & Supplies 0.6%
Inui Global Logistics Co. Ltd. 172,700 1,952,072
Toppan, Inc. 180,900 2,699,451
4,651,523

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering 0.8%
JGC Holdings Corp. 122,700 1,537,714
Obayashi Corp. (a) 678,600 4,357,360
Sumitomo Mitsui Construction Co.
Ltd. 52,400 161,285
6,056,359
Diversified Financial Services 1.6%
Fuyo General Lease Co. Ltd. 7,600 414,963
Mitsubishi HC Capital, Inc. 1,255,400 5,400,610
ORIX Corp. 365,300 5,137,573
Tokyo Century Corp. 28,000 893,964
11,847,110
Electric Utilities 0.1%
Kansai Electric Power Co., Inc.
(The) 65,600 546,681
Electrical Equipment 0.1%
Fujikura Ltd. 174,500 1,041,580
Entertainment 0.6%
Konami Group Corp. (a) 88,900 4,110,057
Food & Staples Retailing 0.2%
Lawson, Inc. 43,600 1,424,124
Food Products 0.2%
Maruha Nichiro Corp. 21,400 364,070
Nisshin Seifun Group, Inc. 93,100 945,191
1,309,261
Gas Utilities 0.9%
Toho Gas Co. Ltd. 54,300 1,073,780
Tokyo Gas Co. Ltd. 326,700 5,517,604
6,591,384
Hotels, Restaurants & Leisure 0.9%
Oriental Land Co. Ltd. 43,200 5,887,047
Round One Corp. 176,400 766,686
6,653,733
Household Durables 0.5%
Sumitomo Forestry Co. Ltd. 254,800 3,855,863
Machinery 0.2%
Mitsubishi Heavy Industries Ltd. 37,300 1,243,595
Marine 0.2%
NS United Kaiun Kaisha Ltd. 44,000 1,146,351
Multiline Retail 0.1%
H2O Retailing Corp. 66,700 511,128
J Front Retailing Co. Ltd. 45,800 372,765
883,893
Oil, Gas & Consumable Fuels 0.1%
Cosmo Energy Holdings Co. Ltd.
(a) 7,600 194,962
Inpex Corp. 69,400 651,108
846,070
Pharmaceuticals 2.3%
Astellas Pharma, Inc. 69,300 916,032
Chugai Pharmaceutical Co. Ltd. 221,300 5,525,655
Kissei Pharmaceutical Co. Ltd. 9,000 159,054
Kyowa Kirin Co. Ltd. 43,100 988,730
Ono Pharmaceutical Co. Ltd. 22,200 516,416
Santen Pharmaceutical Co. Ltd. 663,700 4,447,877
Sumitomo Pharma Co. Ltd. (a) 300,600 2,145,218
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Taisho Pharmaceutical Holdings
Co. Ltd. 13,800 502,900
Takeda Pharmaceutical Co. Ltd.
(a) 63,100 1,638,843
16,840,725
Real Estate Management & Development 2.5%
Daiwa House Industry Co. Ltd. (a) 48,600 990,425
Mitsubishi Estate Co. Ltd. 408,600 5,361,211
Mitsui Fudosan Co. Ltd. 314,300 5,991,235
Sumitomo Realty & Development
Co. Ltd. 204,100 4,647,581
Tokyu Fudosan Holdings Corp. 151,300 789,018
17,779,470
Road & Rail 0.8%
Central Japan Railway Co. 49,400 5,787,216
Semiconductors & Semiconductor Equipment 0.4%
Miraial Co. Ltd. 15,300 168,479
SCREEN Holdings Co. Ltd. 52,700 2,880,448
3,048,927
Technology Hardware, Storage & Peripherals 0.7%
Ricoh Co. Ltd. (a) 646,000 4,714,160
Trading Companies & Distributors 3.8%
ITOCHU Corp. 70,700 1,713,477
Marubeni Corp. 589,000 5,171,288
Mitsubishi Corp. 233,100 6,401,801
Mitsui & Co. Ltd. 315,500 6,768,724
Sumitomo Corp. 240,400 2,999,939
Toyota Tsusho Corp. 112,300 3,485,927
26,541,156
Wireless Telecommunication Services 0.2%
KDDI Corp. 33,200 973,754
SoftBank Group Corp. 20,800 706,579
1,680,333
162,371,682
NETHERLANDS 4.5%
Banks 0.0%
†
ING Groep NV 39,275 336,756
Beverages 1.3%
Heineken Holding NV 45,084 3,078,134
Heineken NV 66,123 5,796,772
8,874,906
Chemicals 0.0%
†
OCI NV 6,350 233,495
Food & Staples Retailing 0.7%
Koninklijke Ahold Delhaize NV 195,689 4,983,014
Insurance 0.1%
ASR Nederland NV 21,891 841,582
Machinery 0.0%
†
Aalberts NV 4,556 148,872
Oil, Gas & Consumable Fuels 1.8%
Shell plc 504,918 12,595,702
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV 10,624 4,406,742
32,421,069

NVIT GS International Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
NORWAY 1.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 14,600 442,875
Banks 0.1%
DNB Bank ASA 63,848 1,010,839
Energy Equipment & Services 0.0%
†
Odfjell Drilling Ltd. * 121,365 265,872
Marine 0.4%
MPC Container Ships ASA (a) 1,530,694 2,551,232
Oil, Gas & Consumable Fuels 1.0%
Aker BP ASA (a) 62,338 1,787,470
Equinor ASA 159,026 5,245,247
7,032,717
11,303,535
SINGAPORE 1.0%
Banks 0.4%
Oversea-Chinese Banking Corp.
Ltd. 322,600 2,642,563
Capital Markets 0.2%
Singapore Exchange Ltd. 226,200 1,483,000
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 12,200 285,405
Keppel Corp. Ltd. 102,800 493,589
778,994
Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics NV 78,063 2,412,730
7,317,287
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 183,633 5,547,255
SPAIN 2.4%
Air Freight & Logistics 0.1%
Cia de Distribucion Integral Logista
Holdings SA 28,534 519,232
Banks 0.6%
Banco Bilbao Vizcaya Argentaria
SA 104,693 470,235
Banco Santander SA 1,777,901 4,132,284
4,602,519
Electric Utilities 1.7%
Endesa SA 71,713 1,074,992
Iberdrola SA 738,233 6,862,893
Red Electrica Corp. SA 288,772 4,422,845
12,360,730
17,482,481
SWEDEN 5.8%
Banks 1.6%
Skandinaviska Enskilda Banken
AB
, Class A
576,327 5,470,639
Swedbank AB
, Class A
442,666 5,787,728
11,258,367
Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson
,
Class B
(a) 936,153 5,451,903
Common Stocks
Shares Value ($)
SWEDEN
Diversified Financial Services 0.8%
Investor AB
, Class B
394,859 5,755,762
Hotels, Restaurants & Leisure 0.4%
Evolution AB Reg. S (b) 36,449 2,870,448
Independent Power and Renewable Electricity Producers
0.3%
Orron Energy ab (a) 1,072,079 1,909,925
Machinery 1.7%
Atlas Copco AB
, Class B
290,049 2,399,857
Epiroc AB
, Class B
79,604 1,001,221
Sandvik AB 245,292 3,340,261
Trelleborg AB
, Class B
16,407 305,994
Volvo AB
, Class B
394,998 5,573,520
12,620,853
Metals & Mining 0.2%
SSAB AB
, Class B
379,735 1,612,064
Specialty Retail 0.0%
†
Bilia AB
, Class A
22,764 259,162
41,738,484
SWITZERLAND 5.4%
Banks 0.0%
†
Valiant Holding AG (Registered) 3,776 357,889
Capital Markets 1.0%
UBS Group AG (Registered) 501,295 7,241,691
Food Products 0.8%
Chocoladefabriken Lindt &
Spruengli AG 335 3,236,937
Chocoladefabriken Lindt &
Spruengli AG (Registered) 23 2,280,472
5,517,409
Insurance 0.4%
Baloise Holding AG (Registered) 19,148 2,441,042
Helvetia Holding AG (Registered) 3,889 363,286
2,804,328
Life Sciences Tools & Services 1.1%
Lonza Group AG (Registered) 14,916 7,253,783
Marine 0.3%
Kuehne + Nagel International AG
(Registered) 12,356 2,503,630
Pharmaceuticals 0.2%
Novartis AG (Registered) 19,405 1,479,306
Professional Services 0.2%
DKSH Holding AG 21,251 1,539,933
Real Estate Management & Development 0.1%
PSP Swiss Property AG
(Registered) 9,947 996,053
Textiles, Apparel & Luxury Goods 1.3%
Cie Financiere Richemont SA
(Registered) 86,517 8,118,176
Swatch Group AG (The) 3,696 830,046
8,948,222
38,642,244

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM 8.6%
Aerospace & Defense 0.0%
†
Babcock International Group plc * 69,429 214,389
Banks 0.2%
Lloyds Banking Group plc 2,565,953 1,172,295
Beverages 1.5%
Diageo plc 256,094 10,734,372
Capital Markets 0.1%
3i Group plc 55,768 669,616
Containers & Packaging 0.2%
DS Smith plc 562,573 1,597,392
Distributors 0.2%
Inchcape plc 236,888 1,782,663
Diversified Financial Services 0.2%
M&G plc 672,571 1,238,210
Electric Utilities 0.7%
SSE plc 304,074 5,155,590
Equity Real Estate Investment Trusts (REITs) 0.1%
Land Securities Group plc 34,183 196,604
UK Commercial Property REIT
Ltd. 327,357 218,228
414,832
Food Products 0.0%
†
Associated British Foods plc 24,695 344,288
Hotels, Restaurants & Leisure 0.6%
Compass Group plc 93,134 1,861,675
InterContinental Hotels Group plc 48,860 2,344,088
4,205,763
Household Products 0.0%
†
Reckitt Benckiser Group plc 4,132 273,090
Independent Power and Renewable Electricity Producers
0.1%
Drax Group plc 95,067 634,055
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 70,000 384,408
DCC plc 13,626 708,886
Melrose Industries plc 739,093 825,218
1,918,512
Insurance 0.5%
Aviva plc 905,074 3,887,473
Media 0.3%
Informa plc 169,532 976,688
Pearson plc 105,800 1,013,962
1,990,650
Multiline Retail 0.6%
Next plc 76,105 4,043,514
Multi-Utilities 0.3%
Centrica plc * 1,892,228 1,489,459
National Grid plc 45,821 472,865
1,962,324
Pharmaceuticals 0.2%
AstraZeneca plc, ADR 31,494 1,727,131
Professional Services 0.1%
Intertek Group plc 16,484 678,162
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco 2.1%
British American Tobacco plc 256,345 9,166,743
Imperial Brands plc 306,593 6,326,786
15,493,529
Wireless Telecommunication Services 0.3%
Vodafone Group plc, ADR 171,327 1,941,135
62,078,985
UNITED STATES 6.4%
Automobiles 0.9%
Stellantis NV 526,631 6,218,847
Food Products 1.2%
Nestle SA (Registered) 82,877 8,973,890
Pharmaceuticals 3.7%
GSK plc, ADR 272,095 8,007,756
Roche Holding AG 56,964 18,573,627
26,581,383
Trading Companies & Distributors 0.6%
Ferguson plc 38,341 3,992,360
45,766,480
Total Common Stocks
(cost $829,439,632) 706,510,510
Repurchase Agreements 2.0%
Principal
Amount ($)
BofA Securities, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$2,000,509, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.00%, maturing
6/20/2051 - 3/20/2052; total
market value $2,040,000.(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022, due
10/3/2022, repurchase price
$2,217,538, collateralized
by U.S. Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $2,261,314.(c) 2,216,974 2,216,974
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$3,000,743, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046; total
market value $3,060,758.(c) 3,000,000 3,000,000

NVIT GS International Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 3.05%, dated
9/30/2022, due 10/3/2022,
repurchase price $4,920,828,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $5,020,402.(c) 4,919,577 4,919,577
Pershing LLC, 3.08%, dated
9/30/2022, due 10/3/2022,
repurchase price $2,000,514,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071; total
market value $2,040,000.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,136,551) 14,136,551
Total Investments
(cost $843,576,183) — 100.0% 720,647,061
Liabilities in excess of other assets — 0.0%
†
(146,277)
NET ASSETS — 100.0%
$ 720,500,784
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $27,307,712, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,136,551 and by
$17,560,710 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $31,697,261.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $4,375,422 which represents 0.61% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$14,136,551.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 20,394,495 $ – $ 20,394,495
Air Freight & Logistics – 5,351,729 – 5,351,729
Auto Components – 2,188,780 – 2,188,780
Automobiles – 35,794,031 – 35,794,031
Banks – 60,001,708 – 60,001,708
Beverages – 40,402,137 – 40,402,137
Biotechnology – 6,504,378 – 6,504,378
Building Products – 1,569,638 – 1,569,638
Capital Markets – 16,763,193 – 16,763,193
Chemicals – 19,170,927 – 19,170,927
Commercial Services & Supplies – 4,651,523 – 4,651,523
Communications Equipment – 7,399,848 – 7,399,848
Construction & Engineering – 6,056,359 – 6,056,359
Containers & Packaging – 1,597,392 – 1,597,392
Distributors – 4,770,092 – 4,770,092
Diversified Financial Services – 19,331,019 – 19,331,019
Diversified Telecommunication Services – 6,147,709 – 6,147,709
Electric Utilities – 18,063,001 – 18,063,001
Electrical Equipment – 1,342,711 – 1,342,711
Energy Equipment & Services – 265,872 – 265,872
Entertainment – 4,110,057 – 4,110,057
Equity Real Estate Investment Trusts (REITs) – 4,202,918 – 4,202,918
Food & Staples Retailing – 10,004,075 – 10,004,075
Food Products – 16,227,513 – 16,227,513
Gas Utilities – 6,762,423 – 6,762,423
Hotels, Restaurants & Leisure – 13,729,944 – 13,729,944
Household Durables – 3,855,863 – 3,855,863
Household Products – 4,709,333 – 4,709,333
Independent Power and Renewable
Electricity Producers – 2,543,980 – 2,543,980
Industrial Conglomerates – 3,720,157 – 3,720,157
Insurance – 13,609,737 – 13,609,737
IT Services – 14,887,914 – 14,887,914
Life Sciences Tools & Services – 7,253,783 – 7,253,783
Machinery – 14,722,460 – 14,722,460
Marine – 13,127,346 – 13,127,346
Media – 6,082,742 – 6,082,742
Metals & Mining – 18,541,218 – 18,541,218
Multiline Retail – 4,927,407 – 4,927,407
Multi-Utilities – 7,451,253 – 7,451,253
Oil, Gas & Consumable Fuels – 29,559,520 – 29,559,520
Paper & Forest Products – 123,546 – 123,546
Pharmaceuticals 9,734,887 80,923,709 – 90,658,596
Professional Services – 2,218,095 – 2,218,095
Real Estate Management & Development – 18,775,523 – 18,775,523
Road & Rail – 11,191,191 – 11,191,191
Semiconductors & Semiconductor
Equipment – 15,635,281 – 15,635,281
Software – 6,000,718 – 6,000,718
Specialty Retail – 474,902 – 474,902
Technology Hardware, Storage & Peripherals – 4,714,160 – 4,714,160
Textiles, Apparel & Luxury Goods – 29,273,800 – 29,273,800
Tobacco – 15,493,529 – 15,493,529
Trading Companies & Distributors – 30,533,516 – 30,533,516

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 1,941,135 $ 1,680,333 $ – $ 3,621,468
Total Common Stocks $ 11,676,022 $ 694,834,488 $ – $ 706,510,510
Repurchase Agreements – 14,136,551 – 14,136,551
Total $ 11,676,022 $ 708,971,039 $ – $ 720,647,061
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 0.3%
Howmet Aerospace, Inc. 197,843 6,119,284
Textron, Inc.(a) 19,162 1,116,378
7,235,662
Airlines 0.2%
Southwest Airlines Co.* 140,693 4,338,972
Automobiles 3.5%
Ford Motor Co. 580,194 6,498,173
General Motors Co. 733,948 23,552,391
Tesla, Inc.* 182,653 48,448,708
78,499,272
Banks 1.4%
Citigroup, Inc. 571,718 23,823,489
East West Bancorp, Inc. 85,280 5,725,699
PacWest Bancorp 89,071 2,013,005
31,562,193
Beverages 0.2%
Keurig Dr Pepper, Inc. 142,938 5,120,039
Biotechnology 4.2%
AbbVie, Inc. 19,571 2,626,624
Biogen, Inc.* 65,592 17,513,064
BioMarin Pharmaceutical, Inc.* 28,172 2,388,140
Exelixis, Inc.* 377,132 5,913,430
Gilead Sciences, Inc. 282,511 17,428,104
Horizon Therapeutics plc* 61,844 3,827,525
Incyte Corp.* 194,493 12,961,013
Moderna, Inc.* 13,132 1,552,859
Vertex Pharmaceuticals, Inc.* 100,828 29,193,739
93,404,498
Building Products 0.2%
Lennox International, Inc. 15,802 3,518,631
Capital Markets 3.8%
Ameriprise Financial, Inc.(a) 48,034 12,102,166
Bank of New York Mellon
Corp. (The) 613,072 23,615,534
CME Group, Inc.(a) 106,164 18,804,829
Evercore, Inc., Class A 10,958 901,296
Intercontinental Exchange, Inc. 121,538 10,980,958
MarketAxess Holdings, Inc. 43,848 9,755,742
Northern Trust Corp. 44,875 3,839,505
Stifel Financial Corp. 94,474 4,904,145
84,904,175
Chemicals 3.6%
CF Industries Holdings, Inc. 115,911 11,156,434
Corteva, Inc. 102,492 5,857,418
International Flavors &
Fragrances, Inc. 5,354 486,304
Linde plc(a) 119,714 32,273,697
Mosaic Co. (The) 484,193 23,401,048
Sherwin-Williams Co. (The) 34,695 7,103,801
80,278,702
Commercial Services & Supplies 1.8%
Cintas Corp. 40,768 15,825,730
Republic Services, Inc. 179,726 24,449,925
40,275,655
Communications Equipment 1.6%
Arista Networks, Inc.* 32,864 3,710,017
Common Stocks
Shares Value ($)
Communications Equipment
Cisco Systems, Inc. 816,289 32,651,560
36,361,577
Construction & Engineering 0.1%
AECOM 36,553 2,499,129
Construction Materials 0.5%
Martin Marietta Materials, Inc. 24,226 7,802,952
Vulcan Materials Co. 23,259 3,668,177
11,471,129
Consumer Finance 2.0%
Capital One Financial Corp. 259,505 23,918,576
Synchrony Financial 752,052 21,200,346
45,118,922
Distributors 1.2%
LKQ Corp. 483,230 22,784,295
Pool Corp.(a) 9,306 2,961,262
25,745,557
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc.,
Class B* 203,367 54,303,056
Equitable Holdings, Inc. 135,648 3,574,325
57,877,381
Electrical Equipment 0.5%
AMETEK, Inc. 76,800 8,709,888
Emerson Electric Co. 16,951 1,241,152
9,951,040
Electronic Equipment, Instruments & Components 0.5%
Teledyne Technologies, Inc.* 33,133 11,181,393
Energy Equipment & Services 0.2%
Halliburton Co. 187,221 4,609,381
Entertainment 0.2%
ROBLOX Corp., Class A* 13,021 466,673
Warner Bros Discovery,
Inc.*(a) 316,200 3,636,300
4,102,973
Equity Real Estate Investment Trusts (REITs) 6.3%
Camden Property Trust 191,685 22,896,773
CubeSmart 138,621 5,553,157
First Industrial Realty Trust,
Inc. 286,430 12,834,928
Host Hotels & Resorts, Inc. 350,505 5,566,020
Life Storage, Inc. 138,074 15,293,076
Mid-America Apartment
Communities, Inc. 151,107 23,432,163
National Storage Affiliates
Trust 116,529 4,845,276
Public Storage 83,316 24,395,758
SBA Communications Corp. 84,329 24,004,250
138,821,401
Food & Staples Retailing 0.6%
Casey's General Stores, Inc. 49,926 10,111,014
Costco Wholesale Corp. 7,313 3,453,710
13,564,724
Food Products 1.8%
Bunge Ltd. 10,810 892,582
Conagra Brands, Inc. 21,056 687,057

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Food Products
Kraft Heinz Co. (The) 346,789 11,565,413
Mondelez International, Inc.,
Class A 496,605 27,228,852
40,373,904
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.* 666,450 25,811,608
Intuitive Surgical, Inc.* 34,602 6,485,799
Medtronic plc 356,790 28,810,793
61,108,200
Health Care Providers & Services 7.1%
Centene Corp.* 330,497 25,715,972
Cigna Corp. 102,632 28,477,301
Elevance Health, Inc. 66,003 29,981,203
Humana, Inc. 56,911 27,612,648
Molina Healthcare, Inc.* 76,534 25,243,974
UnitedHealth Group, Inc. 16,565 8,365,988
Universal Health Services,
Inc., Class B 146,684 12,934,595
158,331,681
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.* 4,978 8,179,899
Marriott International, Inc.,
Class A 107,304 15,037,583
Wyndham Hotels & Resorts,
Inc. 250,523 15,369,586
38,587,068
Household Products 1.1%
Kimberly-Clark Corp. 210,970 23,742,564
Procter & Gamble Co. (The) 4,370 551,712
24,294,276
Insurance 2.1%
American Financial Group, Inc. 15,380 1,890,663
Chubb Ltd. 154,090 28,025,889
Lincoln National Corp. 156,904 6,889,655
Loews Corp. 20,684 1,030,890
Marsh & McLennan Cos., Inc. 53,237 7,947,752
45,784,849
Interactive Media & Services 3.2%
Alphabet, Inc., Class A* 520,638 49,799,025
Match Group, Inc.* 11,265 537,904
Meta Platforms, Inc., Class A* 116,260 15,774,157
Pinterest, Inc., Class A* 160,778 3,746,127
69,857,213
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.* 552,374 62,418,262
MercadoLibre, Inc.* 2,515 2,081,867
64,500,129
IT Services 2.2%
Gartner, Inc.*(a) 35,458 9,810,874
Snowflake, Inc., Class A*(a) 74,638 12,685,475
Toast, Inc., Class A*(a) 236,062 3,946,957
VeriSign, Inc.* 131,652 22,867,952
49,311,258
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc. 123,649 15,029,536
Avantor, Inc.* 373,258 7,315,857
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Mettler-Toledo International,
Inc.* 5,709 6,189,241
QIAGEN NV* 120,156 4,960,040
Syneos Health, Inc.* 34,185 1,611,823
Thermo Fisher Scientific, Inc. 46,556 23,612,737
58,719,234
Machinery 1.4%
Otis Worldwide Corp. 223,192 14,239,650
Parker-Hannifin Corp.(a) 67,517 16,360,044
Pentair plc 22,539 915,759
31,515,453
Media 1.5%
Charter Communications, Inc.,
Class A*(a) 67,773 20,558,939
Liberty Broadband Corp.,
Class C* 63,206 4,664,603
News Corp., Class A 484,973 7,327,942
32,551,484
Metals & Mining 0.6%
Freeport-McMoRan, Inc. 459,147 12,548,487
Steel Dynamics, Inc. 13,627 966,836
13,515,323
Multi-Utilities 0.8%
CMS Energy Corp.(a) 320,294 18,653,923
Oil, Gas & Consumable Fuels 3.7%
Antero Resources Corp.* 185,083 5,650,584
Devon Energy Corp.(a) 144,648 8,697,684
EOG Resources, Inc. 27,606 3,084,419
Exxon Mobil Corp. 18,471 1,612,703
Kinder Morgan, Inc. 1,475,119 24,545,980
Marathon Oil Corp. 177,690 4,012,240
Marathon Petroleum Corp. 27,091 2,690,949
Pioneer Natural Resources
Co.(a) 107,646 23,308,588
Valero Energy Corp. 84,009 8,976,362
82,579,509
Pharmaceuticals 1.0%
Jazz Pharmaceuticals plc* 40,425 5,388,248
Johnson & Johnson 25,855 4,223,673
Merck & Co., Inc. 19,586 1,686,746
Pfizer, Inc. 129,407 5,662,850
Royalty Pharma plc, Class A 101,034 4,059,546
Viatris, Inc. 126,945 1,081,572
22,102,635
Road & Rail 2.8%
CSX Corp. 970,229 25,846,901
Knight-Swift Transportation
Holdings, Inc. 352,506 17,248,119
Ryder System, Inc. 6,094 460,036
Union Pacific Corp. 94,831 18,474,975
62,030,031
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc. 155,293 12,723,155
Broadcom, Inc. 74,186 32,939,326
Enphase Energy, Inc.* 37,863 10,505,847
First Solar, Inc.* 70,219 9,287,867

NVIT GS Large Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 18,349 6,715,734
Monolithic Power Systems,
Inc. 8,492 3,085,993
NVIDIA Corp. 24,061 2,920,765
Texas Instruments, Inc. 12,504 1,935,369
80,114,056
Software 11.3%
Adobe, Inc.* 47,610 13,102,272
Fortinet, Inc.*(a) 152,613 7,497,877
Intuit, Inc. 75,131 29,099,739
Manhattan Associates, Inc.* 5,919 787,405
Microsoft Corp. 554,293 129,094,840
NCR Corp.* 102,656 1,951,490
Palo Alto Networks, Inc.*(a) 156,288 25,598,411
Paycom Software, Inc.* 70,136 23,144,179
ServiceNow, Inc.* 44,271 16,717,172
Zscaler, Inc.*(a) 19,576 3,217,707
250,211,092
Specialty Retail 2.5%
AutoNation, Inc.*(a) 176,338 17,963,552
AutoZone, Inc.* 12,686 27,172,524
Penske Automotive Group,
Inc.(a) 75,303 7,412,074
Ulta Beauty, Inc.* 9,044 3,628,363
56,176,513
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 854,809 118,134,604
Hewlett Packard Enterprise
Co. 1,282,600 15,365,548
133,500,152
Thrifts & Mortgage Finance 0.3%
New York Community
Bancorp, Inc.(a) 637,027 5,433,840
Tobacco 0.0%
†
Philip Morris International, Inc. 8,610 714,716
Trading Companies & Distributors 0.2%
Fastenal Co. 54,072 2,489,475
United Rentals, Inc.* 2,601 702,582
3,192,057
Total Common Stocks
(cost $2,238,873,145) 2,193,601,002
Repurchase Agreements 0.5%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,271, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $5,100,000.(b) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$808,509, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $824,469.(b) 808,303 808,303
Credit Suisse AG New York,
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,238, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$5,101,263.(b) 5,000,000 5,000,000
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$274,802, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$280,363.(b) 274,732 274,732
Total Repurchase Agreements
(cost $11,083,035) 11,083,035
Total Investments
(cost $2,249,956,180) — 99.2% 2,204,684,037
Other assets in excess of liabilities — 0.8% 16,748,139
NET ASSETS — 100.0%
$ 2,221,432,176

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $124,969,805, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,083,035 and by
$118,109,812 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $129,192,847.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$11,083,035.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 29 12/2022 USD 5,222,175 (701,420)
Net contracts (701,420)
As of September 30, 2022, the Fund had $319,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,193,601,002 $ – $ – $ 2,193,601,002
Repurchase Agreements – 11,083,035 – 11,083,035
Total Assets $ 2,193,601,002 $ 11,083,035 $ – $ 2,204,684,037
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (701,420) $ – $ – $ (701,420)
Total Liabilities $ (701,420) $ – $ – $ (701,420)
Total $ 2,192,899,582 $ 11,083,035 $ – $ 2,203,982,617

NVIT GS Large Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (701,420)
Total $ (701,420)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 0.6%
AAR Corp.* 6,742 241,499
Kratos Defense & Security
Solutions, Inc.* 19,487 197,988
National Presto Industries, Inc. 7,445 484,297
Parsons Corp.* 4,910 192,472
Triumph Group, Inc.* 3,381 29,043
V2X, Inc.* 3,483 123,298
1,268,597
Airlines 0.0%
†
Joby Aviation, Inc.*(a) 2,513 10,881
Sun Country Airlines Holdings,
Inc.*(a) 4,029 54,835
65,716
Auto Components 0.2%
Goodyear Tire & Rubber Co.
(The)*(a) 18,108 182,710
LCI Industries 1,853 188,005
Luminar Technologies, Inc.*(a) 9,658 70,359
441,074
Automobiles 0.0%
†
Fisker, Inc.*(a) 1,867 14,096
Banks 10.1%
1st Source Corp. 9,701 449,156
Amalgamated Financial Corp. 24,481 552,047
Ameris Bancorp 22,656 1,012,950
Associated Banc-Corp. 57,751 1,159,640
BayCom Corp. 15,418 271,048
Business First Bancshares,
Inc. 9,471 203,911
Cadence Bank 37,503 952,951
Capital Bancorp, Inc. 3,561 82,259
Capital City Bank Group, Inc. 8,953 278,528
Central Pacific Financial Corp. 54,750 1,132,777
Columbia Banking System,
Inc.(a) 50,544 1,460,216
Community Bank System, Inc. 7,704 462,856
CrossFirst Bankshares, Inc.* 19,802 258,416
Esquire Financial Holdings,
Inc. 1,036 38,902
First Bancorp, Inc. (The) 9,677 266,601
First Financial Bankshares,
Inc.(a) 31,519 1,318,440
FVCBankcorp, Inc.*(a) 4,914 94,201
Great Southern Bancorp, Inc. 5,561 317,366
Guaranty Bancshares, Inc. 10,667 368,972
Hancock Whitney Corp. 26,120 1,196,557
Hanmi Financial Corp. 40,516 959,419
HomeTrust Bancshares, Inc. 2,407 53,195
Hope Bancorp, Inc. 89,341 1,129,270
Independent Bank Corp. 11,018 210,444
International Bancshares Corp. 33,608 1,428,340
Macatawa Bank Corp. 10,961 101,499
Metrocity Bankshares, Inc. 9,743 191,353
National Bank Holdings Corp.,
Class A 2,078 76,865
Northeast Bank 12,815 469,926
Origin Bancorp, Inc. 9,036 347,615
PCB Bancorp 17,430 314,960
Common Stocks
Shares Value ($)
Banks
Peoples Financial Services
Corp.(a) 1,578 73,914
Sandy Spring Bancorp, Inc. 1,845 65,055
Sierra Bancorp 1,937 38,256
Silvergate Capital Corp., Class
A* 4,450 335,308
South Plains Financial, Inc. 5,068 139,674
Southern First Bancshares,
Inc.* 7,399 308,242
SouthState Corp. 12,033 952,051
Towne Bank 18,975 509,099
Trustmark Corp. 50,095 1,534,410
UMB Financial Corp. 3,758 316,762
Veritex Holdings, Inc. 8,792 233,779
Washington Trust Bancorp,
Inc. 3,029 140,788
21,808,018
Beverages 1.2%
Coca-Cola Consolidated, Inc. 2,745 1,130,199
Duckhorn Portfolio, Inc. (The)* 17,341 250,231
Primo Water Corp. 94,949 1,191,610
2,572,040
Biotechnology 8.4%
2seventy bio, Inc.*(a) 14,171 206,188
ACADIA Pharmaceuticals,
Inc.* 27,827 455,250
Akero Therapeutics, Inc.* 1,826 62,175
Alector, Inc.* 24,546 232,205
Alkermes plc* 53,033 1,184,227
ALX Oncology Holdings,
Inc.*(a) 15,096 144,469
Amicus Therapeutics, Inc.* 70,886 740,050
Apellis Pharmaceuticals,
Inc.*(a) 7,012 478,920
Arcus Biosciences, Inc.*(a) 8,591 224,741
Arcutis Biotherapeutics, Inc.* 1,734 33,137
Arrowhead Pharmaceuticals,
Inc.* 16,198 535,344
Atara Biotherapeutics, Inc.* 15,631 59,085
Aurinia Pharmaceuticals,
Inc.*(a) 43,582 327,737
Avidity Biosciences, Inc.*(a) 3,399 55,506
Beam Therapeutics, Inc.* 1,503 71,603
BioCryst Pharmaceuticals,
Inc.*(a) 23,471 295,735
Bridgebio Pharma, Inc.* 15,853 157,579
Catalyst Pharmaceuticals,
Inc.* 27,276 349,951
Celldex Therapeutics, Inc.* 838 23,556
Cogent Biosciences, Inc.*(a) 2,311 34,480
Cullinan Oncology, Inc.*(a) 9,464 121,328
Day One Biopharmaceuticals,
Inc.*(a) 13,020 260,791
Deciphera Pharmaceuticals,
Inc.*(a) 8,332 154,142
Denali Therapeutics, Inc.* 23,100 708,939
Design Therapeutics, Inc.*(a) 8,318 139,077
Dynavax Technologies
Corp.*(a) 8,445 88,166

NVIT GS Small Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
Eagle Pharmaceuticals, Inc.* 10,388 274,451
Editas Medicine, Inc.*(a) 19,925 243,882
Enanta Pharmaceuticals, Inc.* 3,941 204,420
Erasca, Inc.*(a) 19,154 149,401
Fate Therapeutics, Inc.*(a) 18,905 423,661
Generation Bio Co.* 31,569 167,631
Gossamer Bio, Inc.*(a) 38,997 467,184
Heron Therapeutics, Inc.*(a) 43,602 184,000
IGM Biosciences, Inc.*(a) 11,565 262,988
Inhibrx, Inc.* 3,653 65,571
Insmed, Inc.* 35,628 767,427
Instil Bio, Inc.*(a) 6,744 32,641
Intercept Pharmaceuticals,
Inc.*(a) 5,630 78,538
Iovance Biotherapeutics, Inc.* 22,336 213,979
iTeos Therapeutics, Inc.* 6,988 133,121
IVERIC bio, Inc.* 14,618 262,247
KalVista Pharmaceuticals,
Inc.*(a) 33,556 486,897
Karuna Therapeutics, Inc.* 2,350 528,585
Keros Therapeutics, Inc.* 7,795 293,248
Kezar Life Sciences, Inc.* 26,382 227,149
Kodiak Sciences, Inc.* 24,437 189,142
Kronos Bio, Inc.*(a) 6,445 21,591
Kura Oncology, Inc.* 30,376 414,936
Madrigal Pharmaceuticals,
Inc.* 482 31,325
MeiraGTx Holdings plc* 8,375 70,434
Mirum Pharmaceuticals, Inc.* 1,374 28,868
Nurix Therapeutics, Inc.*(a) 28,332 369,166
Organogenesis Holdings, Inc.* 75,265 243,859
PMV Pharmaceuticals, Inc.*(a) 17,056 202,966
Praxis Precision Medicines,
Inc.* 60,606 137,576
Protagonist Therapeutics, Inc.* 14,798 124,747
Prothena Corp. plc* 1,865 113,075
PTC Therapeutics, Inc.* 18,197 913,489
Rallybio Corp.*(a) 4,937 71,438
RAPT Therapeutics, Inc.* 3,983 95,831
Sage Therapeutics, Inc.*(a) 4,181 163,728
Sana Biotechnology, Inc.*(a) 34,855 209,130
SpringWorks Therapeutics,
Inc.*(a) 5,612 160,110
Sutro Biopharma, Inc.* 70,927 393,645
Travere Therapeutics, Inc.* 12,601 310,489
Vanda Pharmaceuticals, Inc.* 89,716 886,394
Vir Biotechnology, Inc.* 13,020 251,026
18,014,367
Building Products 0.3%
CSW Industrials, Inc.(a) 1,704 204,139
Janus International Group,
Inc.* 5,463 48,730
UFP Industries, Inc. 6,969 502,883
755,752
Capital Markets 1.2%
Focus Financial Partners, Inc.,
Class A* 15,541 489,697
Houlihan Lokey, Inc. 4,611 347,577
Moelis & Co., Class A(a) 9,904 334,854
Common Stocks
Shares Value ($)
Capital Markets
Oppenheimer Holdings, Inc.,
Class A 27,779 860,594
Victory Capital Holdings, Inc.,
Class A 26,868 626,293
2,659,015
Chemicals 2.2%
American Vanguard Corp.(a) 9,347 174,789
Aspen Aerogels, Inc.* 6,671 61,507
Avient Corp. 4,511 136,683
Diversey Holdings Ltd.*(a) 48,847 237,396
FutureFuel Corp. 17,813 107,591
Innospec, Inc. 12,464 1,067,791
Intrepid Potash, Inc.*(a) 13,639 539,695
LSB Industries, Inc.* 39,863 568,048
Minerals Technologies, Inc. 24,624 1,216,672
Tronox Holdings plc(a) 46,381 568,167
4,678,339
Commercial Services & Supplies 1.2%
Aris Water Solution, Inc., Class
A 2,060 26,286
BrightView Holdings, Inc.* 27,421 217,723
Ennis, Inc. 33,958 683,575
Heritage-Crystal Clean, Inc.* 45,728 1,352,177
Pitney Bowes, Inc. 21,453 49,985
UniFirst Corp. 1,532 257,728
2,587,474
Communications Equipment 0.7%
Clearfield, Inc.* 7,650 800,496
Harmonic, Inc.*(a) 12,530 163,767
NetScout Systems, Inc.* 17,568 550,230
1,514,493
Construction & Engineering 1.5%
Arcosa, Inc. 7,203 411,868
Construction Partners, Inc.,
Class A* 2,202 57,759
Dycom Industries, Inc.* 6,749 644,732
Fluor Corp.*(a) 29,490 734,006
MYR Group, Inc.* 3,684 312,145
Northwest Pipe Co.* 1,744 49,006
Primoris Services Corp. 39,937 648,976
Sterling Infrastructure, Inc.*(a) 13,520 290,274
Tutor Perini Corp.* 17,699 97,699
3,246,465
Construction Materials 0.5%
Summit Materials, Inc., Class
A*(a) 47,083 1,128,109
United States Lime & Minerals,
Inc. 563 57,538
1,185,647
Consumer Finance 1.0%
EZCORP, Inc., Class A* 6,317 48,704
FirstCash Holdings, Inc. 17,115 1,255,385
LendingClub Corp.* 11,905 131,550
Nelnet, Inc., Class A 3,710 293,795
Regional Management Corp. 11,818 331,377
2,060,811

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.3%
Duolingo, Inc.* 5,098 485,483
Graham Holdings Co., Class B 106 57,026
Stride, Inc.*(a) 3,949 165,976
708,485
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc.
(a) 9,687 275,014
Banco Latinoamericano de
Comercio Exterior SA, Class
E 47,231 616,837
891,851
Diversified Telecommunication Services 0.3%
Globalstar, Inc.*(a) 172,396 274,109
Iridium Communications,
Inc.*(a) 8,048 357,090
631,199
Electric Utilities 0.1%
MGE Energy, Inc. 2,552 167,488
Electrical Equipment 2.0%
Array Technologies, Inc.* 12,108 200,751
Atkore, Inc.* 12,818 997,369
Bloom Energy Corp., Class A* 16,047 320,779
Encore Wire Corp.(a) 13,464 1,555,631
FTC Solar, Inc.*(a) 23,381 69,208
FuelCell Energy, Inc.*(a) 4,483 15,287
Powell Industries, Inc. 10,299 217,103
Shoals Technologies Group,
Inc., Class A* 24,686 531,983
Stem, Inc.* 14,319 191,015
Thermon Group Holdings, Inc.* 11,183 172,330
TPI Composites, Inc.* 8,798 99,241
4,370,697
Electronic Equipment, Instruments & Components 2.2%
Belden, Inc. 9,533 572,171
Benchmark Electronics, Inc. 5,985 148,308
ePlus, Inc.* 17,315 719,265
Fabrinet* 9,605 916,797
PC Connection, Inc. 8,392 378,395
TTM Technologies, Inc.* 13,539 178,444
Vishay Intertechnology, Inc.(a) 74,739 1,329,607
Vishay Precision Group, Inc.* 15,279 452,106
4,695,093
Energy Equipment & Services 1.0%
Cactus, Inc., Class A 3,435 132,007
DMC Global, Inc.* 1,708 27,294
Liberty Energy, Inc., Class A* 31,764 402,768
NexTier Oilfield Solutions, Inc.* 53,559 396,337
Noble Corp. plc*(a) 4,338 128,318
Oil States International,
Inc.*(a) 49,955 194,325
ProPetro Holding Corp.* 3,928 31,620
RPC, Inc. 78,427 543,499
TETRA Technologies, Inc.* 12,900 46,311
US Silica Holdings, Inc.*(a) 20,735 227,048
2,129,527
Equity Real Estate Investment Trusts (REITs) 6.0%
Alexander & Baldwin, Inc. 45,620 756,380
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Braemar Hotels & Resorts,
Inc.(a) 44,889 193,023
Brandywine Realty Trust 22,274 150,349
Centerspace 1,600 107,712
Chatham Lodging Trust* 102,655 1,013,205
City Office REIT, Inc. 7,702 76,789
Community Healthcare Trust,
Inc. 11,430 374,332
DiamondRock Hospitality Co. 132,234 993,077
Four Corners Property Trust,
Inc. 2,023 48,936
Global Medical REIT, Inc. 96,407 821,388
Independence Realty Trust,
Inc.(a) 29,503 493,585
Macerich Co. (The) 34,638 275,026
NexPoint Residential Trust,
Inc. 26,413 1,220,545
Outfront Media, Inc. 84,619 1,285,363
RLJ Lodging Trust 116,434 1,178,312
Ryman Hospitality Properties,
Inc. 1,703 125,324
Service Properties Trust 25,432 131,992
STAG Industrial, Inc.(a) 57,003 1,620,595
Tanger Factory Outlet Centers,
Inc. 17,695 242,068
Terreno Realty Corp. 23,791 1,260,685
Uniti Group, Inc. 51,981 361,268
Universal Health Realty
Income Trust 6,359 274,772
13,004,726
Food & Staples Retailing 0.6%
Chefs' Warehouse, Inc. (The)* 28,464 824,602
Ingles Markets, Inc., Class A 5,910 468,131
1,292,733
Food Products 1.5%
Alico, Inc. 2,218 62,636
B&G Foods, Inc.(a) 1,367 22,542
Cal-Maine Foods, Inc. 27,247 1,514,661
Fresh Del Monte Produce, Inc. 5,565 129,331
John B Sanfilippo & Son, Inc. 11,350 859,535
Tootsie Roll Industries, Inc. 4,944 164,536
TreeHouse Foods, Inc.* 9,197 390,137
3,143,378
Gas Utilities 0.7%
ONE Gas, Inc. 20,313 1,429,832
Health Care Equipment & Supplies 5.1%
AngioDynamics, Inc.* 12,001 245,540
Artivion, Inc.*(a) 13,551 187,546
AtriCure, Inc.* 1,830 71,553
Avanos Medical, Inc.* 19,628 427,498
Axonics, Inc.* 21,899 1,542,566
Cardiovascular Systems, Inc.* 11,889 164,782
Cerus Corp.* 50,946 183,406
CONMED Corp. 507 40,646
Figs, Inc., Class A*(a) 74,474 614,410
Glaukos Corp.* 4,016 213,812
Inari Medical, Inc.*(a) 6,540 475,066
Inspire Medical Systems, Inc.* 9,165 1,625,596

NVIT GS Small Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integer Holdings Corp.*(a) 2,070 128,816
iRadimed Corp. 1,799 54,078
iRhythm Technologies, Inc.* 1,924 241,039
LeMaitre Vascular, Inc.(a) 11,372 576,333
LivaNova plc* 7,868 399,458
Pulmonx Corp.* 11,858 197,554
Shockwave Medical, Inc.* 7,534 2,094,979
Silk Road Medical, Inc.* 5,837 262,665
Surmodics, Inc.* 13,880 421,952
TransMedics Group, Inc.* 6,209 259,164
Utah Medical Products, Inc. 4,944 421,773
ViewRay, Inc.* 25,107 91,389
10,941,621
Health Care Providers & Services 2.1%
Addus HomeCare Corp.* 2,613 248,862
AirSculpt Technologies, Inc. 6,106 39,262
Alignment Healthcare, Inc.* 16,995 201,221
AMN Healthcare Services,
Inc.* 14,428 1,528,791
Aveanna Healthcare Holdings,
Inc.*(a) 7,912 11,868
Brookdale Senior Living, Inc.* 144,850 618,510
Cano Health, Inc.*(a) 63,448 550,094
Castle Biosciences, Inc.* 3,028 78,970
Community Health Systems,
Inc.*(a) 26,643 57,282
CorVel Corp.* 1,018 140,922
Invitae Corp.*(a) 25,746 63,335
Joint Corp. (The)* 3,308 51,969
National HealthCare Corp. 5,789 366,675
OPKO Health, Inc.*(a) 55,806 105,473
Progyny, Inc.* 2,057 76,232
Surgery Partners, Inc.*(a) 17,160 401,544
4,541,010
Health Care Technology 0.4%
Evolent Health, Inc., Class A* 1,964 70,567
Schrodinger, Inc.*(a) 33,675 841,201
911,768
Hotels, Restaurants & Leisure 3.4%
Biglari Holdings, Inc., Class B* 610 70,516
Bloomin' Brands, Inc.(a) 70,047 1,283,961
Chuy's Holdings, Inc.* 19,540 452,937
Dave & Buster's
Entertainment, Inc.*(a) 25,966 805,725
Denny's Corp.* 16,247 152,884
First Watch Restaurant Group,
Inc.* 12,020 174,050
Hilton Grand Vacations, Inc.* 23,790 782,453
International Game
Technology plc 24,754 391,113
Kura Sushi USA, Inc., Class A* 7,180 528,304
Portillo's, Inc., Class A*(a) 1,207 23,766
RCI Hospitality Holdings, Inc. 243 15,878
Red Rock Resorts, Inc., Class
A 37,453 1,283,140
Ruth's Hospitality Group, Inc. 5,676 95,697
Shake Shack, Inc., Class A* 1,074 48,309
Texas Roadhouse, Inc. 8,918 778,185
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop, Inc.(a) 3,410 427,682
Xponential Fitness, Inc., Class
A* 5,635 102,895
7,417,495
Household Durables 1.1%
Cavco Industries, Inc.* 462 95,061
Dream Finders Homes, Inc.,
Class A*(a) 12,426 131,716
Installed Building Products,
Inc. 10,842 878,093
iRobot Corp.*(a) 577 32,502
Landsea Homes Corp.* 4,723 22,529
LGI Homes, Inc.*(a) 3,729 303,429
M/I Homes, Inc.* 13,981 506,532
Skyline Champion Corp.* 7,699 407,046
2,376,908
Household Products 0.3%
WD-40 Co. 3,168 556,744
Independent Power and Renewable Electricity Producers
0.4%
Montauk Renewables, Inc.* 9,323 162,593
Sunnova Energy International,
Inc.*(a) 32,848 725,284
887,877
Insurance 4.9%
American Equity Investment
Life Holding Co. 38,489 1,435,255
AMERISAFE, Inc. 25,581 1,195,400
Argo Group International
Holdings Ltd. 40,441 778,894
BRP Group, Inc., Class A* 16,732 440,888
CNO Financial Group, Inc. 74,680 1,342,000
Crawford & Co., Class A 21,504 123,433
Employers Holdings, Inc. 34,722 1,197,562
Genworth Financial, Inc.,
Class A* 118,453 414,585
Goosehead Insurance, Inc.,
Class A* 26,834 956,364
Investors Title Co. 530 74,730
National Western Life Group,
Inc., Class A 395 67,466
Palomar Holdings, Inc.* 10,198 853,777
ProAssurance Corp. 25,056 488,842
Stewart Information Services
Corp. 26,421 1,153,012
10,522,208
Interactive Media & Services 1.0%
Bumble, Inc., Class A* 26,714 574,084
Cargurus, Inc.* 30,226 428,302
DHI Group, Inc.* 18,289 98,395
Vimeo, Inc.* 39,752 159,008
ZipRecruiter, Inc., Class A* 50,028 825,462
2,085,251
Internet & Direct Marketing Retail 0.5%
aka Brands Holding Corp.*(a) 48,535 70,376
CarParts.com, Inc.* 43,072 222,682
PetMed Express, Inc.(a) 7,132 139,217

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Poshmark, Inc., Class A* 17,309 271,232
Qurate Retail, Inc., Series A 11,430 22,974
RealReal, Inc. (The)*(a) 129,971 194,956
Xometry, Inc., Class A*(a) 3,229 183,375
1,104,812
IT Services 2.8%
BigCommerce Holdings, Inc.,
Series 1* 2,163 32,012
Brightcove, Inc.* 4,449 28,029
Cass Information Systems,
Inc. 15,735 545,847
EVERTEC, Inc. 27,337 857,015
ExlService Holdings, Inc.* 7,905 1,164,881
Flywire Corp.* 6,219 142,788
Hackett Group, Inc. (The) 8,384 148,565
I3 Verticals, Inc., Class A*(a) 15,054 301,532
Maximus, Inc. 26,617 1,540,326
Perficient, Inc.*(a) 9,099 591,617
Sabre Corp.* 42,688 219,843
StoneCo Ltd., Class A* 15,968 152,175
Unisys Corp.* 35,422 267,436
5,992,066
Leisure Products 0.4%
Latham Group, Inc.* 15,793 56,697
Malibu Boats, Inc., Class A* 15,669 751,955
MasterCraft Boat Holdings,
Inc.* 4,580 86,333
894,985
Life Sciences Tools & Services 1.3%
AbCellera Biologics, Inc.*(a) 13,279 131,329
Adaptive Biotechnologies
Corp.* 56,839 404,694
Bionano Genomics, Inc.*(a) 11,837 21,662
Codexis, Inc.*(a) 46,248 280,263
Inotiv, Inc.* 8,612 145,112
Medpace Holdings, Inc.*(a) 11,531 1,812,327
2,795,387
Machinery 2.6%
Chart Industries, Inc.* 3,457 637,298
Columbus McKinnon Corp. 24,391 638,069
Douglas Dynamics, Inc. 7,554 211,663
Hyliion Holdings Corp.*(a) 8,793 25,236
Kennametal, Inc. 51,687 1,063,718
Microvast Holdings, Inc.*(a) 43,019 77,864
Miller Industries, Inc. 6,176 131,487
Mueller Industries, Inc. 29,259 1,739,155
Terex Corp. 5,480 162,975
Titan International, Inc.* 35,307 428,627
Wabash National Corp. 26,885 418,331
5,534,423
Marine 0.9%
Costamare, Inc. 94,633 846,966
Eagle Bulk Shipping, Inc.(a) 8,744 377,566
Golden Ocean Group Ltd. 19,926 148,847
Safe Bulkers, Inc. 214,279 529,269
1,902,648
Common Stocks
Shares Value ($)
Media 1.4%
Clear Channel Outdoor
Holdings, Inc.*(a) 49,253 67,477
Daily Journal Corp.* 793 203,317
EW Scripps Co. (The), Class
A* 53,899 607,442
Gray Television, Inc. 7,172 102,703
John Wiley & Sons, Inc., Class
A 703 26,405
PubMatic, Inc., Class A* 12,820 213,196
Scholastic Corp. 20,929 643,776
Sinclair Broadcast Group, Inc.,
Class A 13,965 252,627
TechTarget, Inc.*(a) 13,691 810,507
2,927,450
Metals & Mining 1.9%
5E Advanced Materials,
Inc.*(a) 14,403 146,335
Alpha Metallurgical Resources,
Inc. 6,666 912,176
Century Aluminum Co.*(a) 29,819 157,444
Piedmont Lithium, Inc.*(a) 14,752 789,085
Ramaco Resources, Inc. 12,576 115,699
Ryerson Holding Corp. 6,451 166,049
SunCoke Energy, Inc. 55,514 322,536
TimkenSteel Corp.* 9,289 139,242
Warrior Met Coal, Inc. 47,176 1,341,685
4,090,251
Mortgage Real Estate Investment Trusts (REITs) 1.0%
BrightSpire Capital, Inc.(a) 39,727 250,677
Chimera Investment Corp.(a) 131,351 685,652
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 10,979 328,602
Nexpoint Real Estate Finance,
Inc. 31,086 465,668
TPG RE Finance Trust, Inc. 62,228 435,596
2,166,195
Multiline Retail 0.0%
†
Big Lots, Inc.(a) 3,717 58,022
Oil, Gas & Consumable Fuels 4.7%
Ardmore Shipping Corp.* 10,700 97,691
Callon Petroleum Co.*(a) 12,019 420,785
Chord Energy Corp. 1,914 261,778
Civitas Resources, Inc. 5,658 324,713
Comstock Resources, Inc.*(a) 23,828 411,986
CONSOL Energy, Inc. 2,336 150,251
CVR Energy, Inc. 14,445 418,616
DHT Holdings, Inc. 25,762 194,761
Golar LNG Ltd.* 29,719 740,597
Kosmos Energy Ltd.* 65,609 339,199
Laredo Petroleum, Inc.*(a) 3,235 203,320
Magnolia Oil & Gas Corp.,
Class A(a) 69,731 1,381,371
Matador Resources Co.(a) 10,608 518,943
Murphy Oil Corp.(a) 2,337 82,192
PBF Energy, Inc., Class A*(a) 12,706 446,743
REX American Resources
Corp.* 1,351 37,720

NVIT GS Small Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SandRidge Energy, Inc.* 21,112 344,337
Scorpio Tankers, Inc.(a) 29,624 1,245,393
SFL Corp. Ltd. 3,714 33,835
SM Energy Co. 32,353 1,216,796
Teekay Corp.* 39,553 141,995
Teekay Tankers Ltd., Class A* 20,527 565,314
Tellurian, Inc.*(a) 75,448 180,321
W&T Offshore, Inc.*(a) 55,915 327,662
10,086,319
Paper & Forest Products 0.2%
Sylvamo Corp. 10,079 341,678
Personal Products 0.3%
BellRing Brands, Inc.* 22,349 460,613
Herbalife Nutrition Ltd.* 12,993 258,431
Veru, Inc.*(a) 1,763 20,309
739,353
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.* 7,704 121,261
Amneal Pharmaceuticals, Inc.* 75,703 152,920
Amphastar Pharmaceuticals,
Inc.* 9,822 275,998
Arvinas, Inc.*(a) 18,510 823,510
Atea Pharmaceuticals, Inc.*(a) 7,661 43,591
Axsome Therapeutics, Inc.*(a) 8,724 389,265
Cassava Sciences, Inc.*(a) 1,393 58,255
Esperion Therapeutics, Inc.*(a) 22,035 147,634
Harmony Biosciences
Holdings, Inc.* 6,483 287,132
Intra-Cellular Therapies,
Inc.*(a) 5,266 245,027
NGM Biopharmaceuticals,
Inc.*(a) 14,144 185,004
Phathom Pharmaceuticals,
Inc.*(a) 3,051 33,805
Phibro Animal Health Corp.,
Class A 47,707 634,026
Tricida, Inc.*(a) 24,206 253,679
Ventyx Biosciences, Inc.*(a) 1,311 45,767
3,696,874
Professional Services 0.3%
Exponent, Inc. 2,048 179,548
Forrester Research, Inc.* 5,341 192,330
Franklin Covey Co.* 2,442 110,842
Red Violet, Inc.*(a) 5,057 87,587
570,307
Real Estate Management & Development 0.5%
Newmark Group, Inc., Class A 25,091 202,233
St Joe Co. (The) 28,953 927,365
1,129,598
Road & Rail 0.7%
ArcBest Corp. 1,114 81,021
Heartland Express, Inc. 30,252 432,906
Marten Transport Ltd. 45,369 869,270
Saia, Inc.*(a) 1,200 228,000
1,611,197
Semiconductors & Semiconductor Equipment 2.7%
Ambarella, Inc.* 701 39,382
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc.*(a) 18,856 1,141,919
Cohu, Inc.*(a) 10,238 263,936
Diodes, Inc.* 16,947 1,100,030
FormFactor, Inc.* 13,260 332,163
Kulicke & Soffa Industries, Inc.
(a) 4,683 180,436
MaxLinear, Inc.* 29,410 959,354
Power Integrations, Inc. 19,003 1,222,273
Semtech Corp.* 11,665 343,068
SiTime Corp.* 452 35,586
Ultra Clean Holdings, Inc.* 5,443 140,157
Veeco Instruments, Inc.* 4,597 84,217
5,842,521
Software 5.4%
A10 Networks, Inc. 28,872 383,131
ACI Worldwide, Inc.* 33,671 703,724
Alarm.com Holdings, Inc.* 21,343 1,384,307
Altair Engineering, Inc., Class
A*(a) 11,577 511,935
American Software, Inc., Class
A 24,244 371,418
Amplitude, Inc., Class A*(a) 24,784 383,408
Asana, Inc., Class A*(a) 20,708 460,339
Cleanspark, Inc.*(a) 87,331 277,713
Clear Secure, Inc., Class A*(a) 59,021 1,349,220
CommVault Systems, Inc.* 21,203 1,124,607
Consensus Cloud Solutions,
Inc.* 3,518 166,401
E2open Parent Holdings,
Inc.*(a) 25,436 154,397
Ebix, Inc.(a) 3,698 70,151
EngageSmart, Inc.* 10,435 215,900
Envestnet, Inc.* 3,588 159,307
Instructure Holdings, Inc.*(a) 26,438 589,039
MicroStrategy, Inc., Class
A*(a) 367 77,899
Model N, Inc.*(a) 1,422 48,675
Q2 Holdings, Inc.*(a) 1,505 48,461
Rapid7, Inc.* 19,481 835,735
Rimini Street, Inc.*(a) 4,533 21,124
Sapiens International Corp.
NV(a) 5,295 101,558
Sprout Social, Inc., Class A* 1,295 78,581
SPS Commerce, Inc.*(a) 9,503 1,180,558
Telos Corp.* 21,246 188,877
Tenable Holdings, Inc.* 1,761 61,283
Varonis Systems, Inc.* 7,047 186,886
Yext, Inc.* 22,814 101,750
Zeta Global Holdings Corp.,
Class A* 6,967 46,052
Zuora, Inc., Class A* 34,692 256,027
11,538,463
Specialty Retail 3.3%
Aaron's Co., Inc. (The) 3,809 37,023
Arko Corp. 15,074 141,545
Asbury Automotive Group,
Inc.*(a) 7,584 1,145,942
Boot Barn Holdings, Inc.* 5,865 342,868
Buckle, Inc. (The) 23,725 751,134

36 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Specialty Retail
Build-A-Bear Workshop, Inc. 14,421 192,232
EVgo, Inc.*(a) 29,791 235,647
Group 1 Automotive, Inc.(a) 7,135 1,019,377
MarineMax, Inc.* 13,594 404,965
Murphy USA, Inc. 7,213 1,982,926
Sonic Automotive, Inc., Class
A(a) 12,671 548,654
Volta, Inc.*(a) 20,985 25,392
Warby Parker, Inc., Class A*(a) 19,999 266,787
7,094,492
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc.*(a) 6,799 374,421
Textiles, Apparel & Luxury Goods 0.0%
†
Allbirds, Inc., Class A*(a) 25,465 77,414
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.* 6,731 230,402
Bridgewater Bancshares, Inc.* 1,454 23,948
Capitol Federal Financial, Inc.
(a) 120,844 1,003,005
Home Bancorp, Inc. 8,903 347,128
Luther Burbank Corp. 10,138 117,804
Merchants Bancorp 30,704 708,341
TrustCo Bank Corp. 30,357 953,817
3,384,445
Trading Companies & Distributors 1.8%
Applied Industrial
Technologies, Inc. 8,804 904,875
H&E Equipment Services, Inc. 40,653 1,152,106
Hudson Technologies, Inc.*(a) 9,523 69,994
MRC Global, Inc.* 59,764 429,703
NOW, Inc.* 29,588 297,359
Textainer Group Holdings Ltd. 17,237 462,986
Titan Machinery, Inc.* 20,029 566,020
3,883,043
Water Utilities 0.1%
American States Water Co.(a) 2,682 209,062
Total Common Stocks
(cost $238,440,439) 213,623,221
Repurchase Agreements 7.1%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,000,509, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $2,040,000.(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,000,255, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$4,421,743, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $4,509,032.(b) 4,420,619 4,420,619
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,943,109, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$3,002,663.(b) 2,942,361 2,942,361
Pershing LLC,
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,284, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,362,980) 15,362,980
Total Investments
(cost $253,803,419) — 106.3% 228,986,201
Liabilities in excess of other assets — (6.3)% (13,582,353)
NET ASSETS — 100.0%
$ 215,403,848

NVIT GS Small Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 37
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $32,168,197, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,362,980 and by
$17,851,245 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $33,214,225.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$15,362,980.
REIT Real Estate Investment Trust

38 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - September 30, 2022 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 213,623,221 $ – $ – $ 213,623,221
Repurchase Agreements – 15,362,980 – 15,362,980
Total $ 213,623,221 $ 15,362,980 $ – $ 228,986,201
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 97.2%
Shares Value ($)
Aerospace & Defense 1.0%
Lockheed Martin Corp. 16,231 6,269,873
Textron, Inc. 53,308 3,105,724
9,375,597
Air Freight & Logistics 2.1%
Expeditors International of
Washington, Inc. 74,971 6,620,689
FedEx Corp. 93,326 13,856,111
20,476,800
Automobiles 3.7%
Tesla, Inc.* 136,482 36,201,851
Banks 2.9%
Comerica, Inc. 120,997 8,602,887
First Republic Bank 16,371 2,137,234
Regions Financial Corp. 497,414 9,983,099
Western Alliance Bancorp 19,907 1,308,686
Zions Bancorp NA 114,378 5,817,265
27,849,171
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A* 11,644 3,768,581
Biotechnology 2.5%
Exelixis , Inc.* 256,548 4,022,673
Incyte Corp.* 112,950 7,526,988
Ionis Pharmaceuticals, Inc.* 33,722 1,491,524
United Therapeutics Corp.* 36,711 7,686,549
Vertex Pharmaceuticals, Inc.* 13,805 3,997,100
24,724,834
Capital Markets 2.0%
Interactive Brokers Group,
Inc., Class A 35,301 2,256,087
MarketAxess Holdings, Inc. 42,091 9,364,826
Raymond James Financial,
Inc. 80,195 7,924,870
19,545,783
Chemicals 3.0%
CF Industries Holdings, Inc. 116,971 11,258,459
Corteva , Inc. 273,231 15,615,152
DuPont de Nemours, Inc. 44,789 2,257,365
29,130,976
Commercial Services & Supplies 0.2%
Republic Services, Inc. 17,848 2,428,042
Communications Equipment 2.8%
Arista Networks, Inc.* 99,857 11,272,857
F5, Inc.* 28,122 4,070,097
Juniper Networks, Inc. 469,778 12,270,601
27,613,555
Consumer Finance 1.2%
SLM Corp. 181,820 2,543,662
Synchrony Financial 331,879 9,355,669
11,899,331
Containers & Packaging 1.3%
Ball Corp. 181,441 8,767,229
Sealed Air Corp. 88,678 3,947,058
12,714,287
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.3%
Grand Canyon Education,
Inc.* 30,804 2,533,629
Electric Utilities 0.9%
Pinnacle West Capital Corp. 138,145 8,911,734
Electrical Equipment 0.3%
Vertiv Holdings Co. 352,789 3,429,109
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc. 140,631 5,079,592
Entertainment 0.8%
Live Nation Entertainment,
Inc.* 63,274 4,811,355
Madison Square Garden
Sports Corp., Class A* 13,600 1,858,576
Playtika Holding Corp.* 84,243 791,042
7,460,973
Equity Real Estate Investment Trusts (REITs) 1.5%
Camden Property Trust 73,768 8,811,588
Host Hotels & Resorts, Inc. 359,701 5,712,052
Park Hotels & Resorts, Inc. 10,835 122,002
Ryman Hospitality Properties,
Inc. 5,667 417,034
15,062,676
Food & Staples Retailing 0.2%
Albertsons Cos., Inc., Class A 95,837 2,382,508
Food Products 2.4%
Ingredion, Inc. 75,219 6,056,634
Lamb Weston Holdings, Inc. 128,776 9,964,687
Post Holdings, Inc.* 93,637 7,669,806
23,691,127
Health Care Equipment & Supplies 0.4%
Dexcom , Inc.* 45,065 3,629,535
Health Care Providers & Services 5.8%
Cardinal Health, Inc. 203,842 13,592,185
HCA Healthcare, Inc. 85,141 15,648,064
Humana, Inc. 43,693 21,199,407
McKesson Corp. 2,344 796,655
Molina Healthcare, Inc.* 16,313 5,380,680
56,616,991
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.* 9,569 15,723,877
Expedia Group, Inc.* 110,563 10,358,647
Hilton Worldwide Holdings,
Inc. 112,654 13,588,325
Travel + Leisure Co. 96,941 3,307,627
42,978,476
Household Products 1.0%
Clorox Co. (The) 78,331 10,056,917
Independent Power and Renewable Electricity Producers
0.6%
Vistra Corp. 294,982 6,194,622
Insurance 5.6%
Allstate Corp. (The) 157,286 19,586,826
Brighthouse Financial, Inc.* 114,986 4,992,692
Everest Re Group Ltd. 24,984 6,556,801

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Insurance
Lincoln National Corp. 113,017 4,962,576
Reinsurance Group of
America, Inc. 70,322 8,847,211
W R Berkley Corp. 151,323 9,772,439
54,718,545
Interactive Media & Services 3.6%
Alphabet, Inc., Class C* 158,212 15,212,084
Meta Platforms, Inc., Class A* 124,126 16,841,416
Snap, Inc., Class A* 271,215 2,663,331
34,716,831
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.* 291,437 32,932,381
IT Services 3.1%
EPAM Systems, Inc.* 29,946 10,846,142
GoDaddy , Inc., Class A* 108,478 7,688,920
VeriSign, Inc.* 64,711 11,240,301
29,775,363
Life Sciences Tools & Services 0.4%
Medpace Holdings, Inc.* 26,382 4,146,459
Machinery 1.6%
AGCO Corp. 42,953 4,130,790
Allison Transmission Holdings,
Inc. 76,046 2,567,313
Fortive Corp. 127,430 7,429,169
Oshkosh Corp. 21,817 1,533,517
15,660,789
Multiline Retail 2.0%
Target Corp. 130,478 19,361,630
Multi-Utilities 1.4%
Ameren Corp. 106,256 8,558,921
DTE Energy Co. 45,327 5,214,871
13,773,792
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc. 39,356 6,529,554
Phillips 66 68,044 5,492,512
Valero Energy Corp. 151,219 16,157,750
28,179,816
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 170,386 8,722,059
Pharmaceuticals 0.4%
Organon & Co. 54,311 1,270,877
Viatris , Inc. 297,132 2,531,565
3,802,442
Real Estate Management & Development 0.4%
Zillow Group, Inc., Class A* 125,788 3,601,311
Road & Rail 1.5%
Lyft, Inc., Class A* 315,881 4,160,153
Old Dominion Freight Line, Inc. 35,710 8,883,576
Schneider National, Inc., Class
B 59,066 1,199,040
14,242,769
Semiconductors & Semiconductor Equipment 3.5%
Micron Technology, Inc. 313,108 15,686,711
ON Semiconductor Corp.* 95,311 5,940,735
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Qorvo , Inc.* 104,789 8,321,294
Teradyne, Inc. 52,183 3,921,552
33,870,292
Software 11.3%
Crowdstrike Holdings, Inc.,
Class A* 25,527 4,207,105
DocuSign, Inc.* 76,785 4,105,694
Dropbox, Inc., Class A* 126,776 2,626,799
Fortinet, Inc.* 260,890 12,817,526
Microsoft Corp. 205,090 47,765,461
New Relic, Inc.* 38,272 2,196,047
NortonLifeLock , Inc. 51,231 1,031,792
Nutanix , Inc., Class A* 267,610 5,574,316
Palo Alto Networks, Inc.* 83,100 13,610,949
Qualys , Inc.* 18,099 2,522,820
Splunk , Inc.* 87,802 6,602,710
Tenable Holdings, Inc.* 52,325 1,820,910
Zscaler , Inc.* 30,642 5,036,626
109,918,755
Specialty Retail 5.8%
AutoZone, Inc.* 8,772 18,789,010
O'Reilly Automotive, Inc.* 21,973 15,454,710
Tractor Supply Co. 57,419 10,673,044
Ulta Beauty, Inc.* 29,660 11,899,295
56,816,059
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 374,921 51,814,082
Dell Technologies, Inc., Class
C 94,993 3,245,911
NetApp, Inc. 81,249 5,025,251
Pure Storage, Inc., Class A* 108,487 2,969,289
Western Digital Corp.* 225,202 7,330,325
70,384,858
Total Investments
(cost $959,065,757) — 97.2% 948,380,848
Other assets in excess of liabilities — 2.8% 27,295,924
NET ASSETS — 100.0%
$ 975,676,772

42 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 25,997 49,394 49,394
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 60,835 72,525 72,525
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 10,579 112,137 112,137
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 132,875 183,368 183,368
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 133,891 421,757 421,757
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 162,375 305,265 305,265
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 84,359 225,239 225,239
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 39,596 72,461 72,461
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,481 3,597 3,597
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 175,583 179,095 179,095
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 36,141 47,345 47,345
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 60,015 138,635 138,635
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 121,709 272,628 272,628
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,989 59 59
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 143,542 350 350
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 59,337 1,210,475 1,210,475

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 378,886 1,060,881 1,060,881
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 103,202 678,037 678,037
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,852 30,893 30,893
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 243,949 124,414 124,414
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 76,936 198,495 198,495
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 246,539 133,131 133,131
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 24,263 186,825 186,825
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 109,564 108,468 108,468
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 168,720 84,360 84,360
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 99,670 7,552 7,552
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 16,557 76,990 76,990
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 21,076 7,046 7,046
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,882 144,157 144,157
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 105,856 25,405 25,405
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 210,230 153,468 153,468
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 60,145 120,891 120,891
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 49,180 – –
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 82,689 188,531 188,531
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 33,135 70,909 70,909

44 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Independence
Realty Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 142,618 – –
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,450 9,195 9,195
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 218,047 81,870 81,870
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 119,625 241,643 241,643
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 14,084 – –
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 63,465 266,553 266,553
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 15,139 11,506 11,506
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2049 14,670 – –
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 514,935 370,753 370,753
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 210,754 282,410 282,410
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 54,470 44,665 44,665
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 54,163 86,119 86,119
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 433,412 1,421,591 1,421,591
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 31,582 161,384 161,384
Omnicom Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 36,144 26,024 26,024
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 166,131 48,178 48,178
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 88,449 82,258 82,258
Paramount Global Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 217,038 119,371 119,371
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 18,011 8,645 8,645

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 41,447 27,770 27,770
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 105,146 30,492 30,492
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 44,336 66,061 66,061
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,088 175,842 175,842
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 32,976 99,588 99,588
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 28,288 44,978 44,978
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 3.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 46,407 38,054 38,054
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 71,172 39,145 39,145
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 29,434 199,268 199,268
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 83,338 140,498 140,498
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 26,538 7,769 7,769
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,462 123,496 123,496
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 27,845 16,985 16,985
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 32,006 53,130 53,130
RH Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 13,582 176,023 176,023
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 68,912 43,415 43,415
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 91,305 109,566 109,566
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 54,133 20,029 20,029
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 65,021 29,910 29,910

46 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 164,773 34,602 34,602
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 128,340 446,623 446,623
TD SYNNEX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 24,380 104,590 104,590
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 112,594 320,893 320,893
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,040 175,921 175,921
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,577 101,899 101,899
Thor Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 18,384 86,405 86,405
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 42,424 5,939 5,939
Viasat , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 102,444 59,418 59,418
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 164,978 105,586 105,586
Victoria's Secret
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 51,022 128,065 128,065
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 28,935 28,935
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 413,499 119,915 119,915
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 126,420 101,136 101,136
Wolfspeed , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 38,559 306,544 306,544
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 60,477 101,601 101,601
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 164,815 103,833 103,833
– –
Total unrealized appreciation 13,730,872 13,730,872
– –
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 14,800 (16,132) (16,132)

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 173,225 (135,115) (135,115)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 404,343 (67) (67)
Ameren Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,085 (78,173) (78,173)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,146 (61,355) (61,355)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 49,476 (2,969) (2,969)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,108 (43,298) (43,298)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 88,434 (98,162) (98,162)
Certara , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,857 (309) (309)
Chesapeake Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,960 (25,958) (25,958)
Cigna Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 26,864 (106,381) (106,381)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 69,021 (263,660) (263,660)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 33,717 (37,847) (37,847)
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,173 (29,709) (29,709)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 13,754 (15,404) (15,404)
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 34,271 (63,059) (63,059)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 298,724 (2,987) (2,987)
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 (398,755) (398,755)
DuPont de
Nemours, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 36,550 (19,006) (19,006)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,333 (27,797) (27,797)

48 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 80,442 (41,025) (41,025)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 (65,400) (65,400)
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 35,969 (149,271) (149,271)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 45,370 (38,111) (38,111)
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 43,577 (88,026) (88,026)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 18,483 (19,222) (19,222)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 54,915 (62,054) (62,054)
Grand Canyon
Education, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 39,329 (6,293) (6,293)
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 127,937 (53,734) (53,734)
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 236,891 (130,290) (130,290)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 60,576 (61,788) (61,788)
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 42,654 (29,858) (29,858)
Ingredion, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,367 (17,386) (17,386)
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,302 (9,213) (9,213)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,260 (59,075) (59,075)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 53,945 (107) (107)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,068 (2,673) (2,673)
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,338 (27,267) (27,267)
Jamf Holding Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 43,823 (36,811) (36,811)

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,698 (10,585) (10,585)
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 144,016 (14,122) (14,122)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 85,640 (113,901) (113,901)
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 16,915 (71,889) (71,889)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,468 (426,688) (426,688)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 33,033 (195,886) (195,886)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 38,532 (290,917) (290,917)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,112 (86,901) (86,901)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 70,100 (129,685) (129,685)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 96,208 (938,990) (938,990)
NortonLifeLock , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 258,088 (2,462) (2,462)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 169,672 (335,951) (335,951)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 203,372 (113,888) (113,888)
ON Semiconductor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 93,247 (295,593) (295,593)
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 900 (12,852) (12,852)
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 62,375 (51,771) (51,771)
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 29,863 (56,142) (56,142)
Park Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 79,048 (41,895) (41,895)
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 135,249 (232,628) (232,628)

50 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,032 (10,976) (10,976)
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 7,204 (227,632) (227,632)
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 150,691 (84,387) (84,387)
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 (18,553) (18,553)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 132,467 (38,415) (38,415)
Qorvo , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,730 (48,020) (48,020)
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,842 (119,242) (119,242)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 51,552 (93,309) (93,309)
Republic Services,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 91,873 (322,934) (322,934)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 219,102 (227,866) (227,866)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 407,605 (57,065) (57,065)
Splunk , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,494 (51,334) (51,334)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 23,380 (92,351) (92,351)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 55,604 (30,582) (30,582)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,259 (271,699) (271,699)
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 79,060 (177,094) (177,094)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 29,092 (62,839) (62,839)
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 17,778 (30,223) (30,223)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,184 (22,201) (22,201)

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 200,493 (124,306) (124,306)
Viatris , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 798,848 (71,896) (71,896)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 109,932 (122,684) (122,684)
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,265 (37,359) (37,359)
Zillow Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 32,414 (38,897) (38,897)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 81,836 (197,224) (197,224)
– –
Total unrealized depreciation (8,325,581) (8,325,581)
– –
Net unrealized appreciation 5,405,291 5,405,291
Financing Costs of Swap Contracts (211,559) (211,559)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 5,193,732 5,193,732
.
OBFR Overnight Bank Funding Rate

52 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT U.S. 130/30 Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 53
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 948,380,848 $ – $ – $ 948,380,848
Total Return Swaps† – 13,730,872 – 13,730,872
Total Assets $ 948,380,848 $ 13,730,872 $ – $ 962,111,720
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (8,537,140) $ – $ (8,537,140)
Total Liabilities $ – $ (8,537,140) $ – $ (8,537,140)
Total $ 948,380,848 $ 5,193,732 $ – $ 953,574,580
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

54 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 13,730,872
Total $ 13,730,872
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (8,537,140)
Total $ (8,537,140)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.8%
Northrop Grumman Corp. 1,817 854,571
Automobiles 1.9%
Tesla, Inc.* 3,436 911,399
Banks 5.2%
Truist Financial Corp. 26,415 1,150,109
US Bancorp 8,563 345,260
Wells Fargo & Co. 23,323 938,051
2,433,420
Beverages 2.0%
Coca-Cola Co. (The) 16,355 916,207
Biotechnology 6.7%
AbbVie, Inc. 12,904 1,731,846
Regeneron Pharmaceuticals,
Inc.* 1,459 1,005,061
Vertex Pharmaceuticals, Inc.* 1,425 412,595
3,149,502
Building Products 1.5%
Trane Technologies plc 4,728 684,662
Capital Markets 4.9%
Ameriprise Financial, Inc. 2,140 539,173
Morgan Stanley 12,917 1,020,572
S&P Global, Inc. 2,376 725,512
2,285,257
Chemicals 2.1%
Eastman Chemical Co. 5,571 395,820
PPG Industries, Inc. 5,316 588,428
984,248
Construction Materials 1.1%
Vulcan Materials Co. 3,157 497,890
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc. 22,968 872,095
Electric Utilities 4.9%
NextEra Energy, Inc. 19,186 1,504,374
Xcel Energy, Inc. 12,615 807,360
2,311,734
Electrical Equipment 2.6%
Eaton Corp. plc 9,263 1,235,314
Energy Equipment & Services 1.6%
Baker Hughes Co. 35,524 744,583
Equity Real Estate Investment Trusts (REITs) 2.9%
Prologis, Inc. 13,314 1,352,702
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.* 25,503 987,731
Intuitive Surgical, Inc.* 2,099 393,437
1,381,168
Health Care Providers & Services 3.9%
Centene Corp.* 5,571 433,480
UnitedHealth Group, Inc. 2,712 1,369,668
1,803,148
Hotels, Restaurants & Leisure 3.6%
Marriott International, Inc.,
Class A 1,677 235,015
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 6,308 1,455,508
1,690,523
Insurance 0.7%
Progressive Corp. (The) 2,982 346,538
Interactive Media & Services 6.9%
Alphabet, Inc., Class A* 30,317 2,899,821
Meta Platforms, Inc., Class A* 1,843 250,058
Snap, Inc., Class A* 8,875 87,153
3,237,032
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 16,595 1,875,235
IT Services 2.6%
Mastercard , Inc., Class A 4,360 1,239,722
Machinery 2.0%
Deere & Co. 2,809 937,897
Multiline Retail 1.8%
Dollar General Corp. 3,446 826,558
Oil, Gas & Consumable Fuels 2.0%
Pioneer Natural Resources
Co. 4,391 950,783
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. 17,371 1,234,904
Professional Services 0.9%
Leidos Holdings, Inc. 4,595 401,925
Road & Rail 3.1%
Norfolk Southern Corp. 4,836 1,013,867
Uber Technologies, Inc.* 17,252 457,178
1,471,045
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.* 10,586 670,729
ASML Holding NV
(Registered), NYRS-NL 537 223,043
NXP Semiconductors NV 9,331 1,376,416
Teradyne, Inc. 4,994 375,299
2,645,487
Software 8.2%
Microsoft Corp. 16,532 3,850,303
Specialty Retail 1.7%
Lowe's Cos., Inc. 2,578 484,174
O'Reilly Automotive, Inc.* 457 321,431
805,605
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. 16,492 2,279,194
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B 5,007 416,182
Total Investments
(cost $49,197,489) — 99.5% 46,626,833
Other assets in excess of liabilities — 0.5% 245,418
NET ASSETS — 100.0%
$ 46,872,251

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
* Denotes a non-income producing security. NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2022, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 46,626,833 $ – $ – $ 46,626,833
Total $ 46,626,833 $ – $ – $ 46,626,833
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks 86.3%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 30,571 3,701,537
General Dynamics Corp. 12,229 2,594,627
Howmet Aerospace, Inc. 19,755 611,022
Huntington Ingalls Industries,
Inc. 2,357 522,075
L3Harris Technologies, Inc. 10,690 2,221,703
Lockheed Martin Corp. 12,906 4,985,459
Northrop Grumman Corp.(a) 7,995 3,760,208
Raytheon Technologies Corp. 81,231 6,649,570
Textron, Inc. 11,910 693,876
TransDigm Group, Inc. 2,805 1,472,120
27,212,197
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 7,092 683,031
Expeditors International of
Washington, Inc. 9,306 821,813
FedEx Corp. 13,147 1,951,935
United Parcel Service, Inc.,
Class B(a) 40,019 6,464,669
9,921,448
Airlines 0.2%
Alaska Air Group, Inc.* 6,209 243,082
American Airlines Group,
Inc.*(a) 37,844 455,642
Delta Air Lines, Inc.* 34,999 982,072
Southwest Airlines Co.* 33,013 1,018,121
United Airlines Holdings, Inc.* 18,979 617,387
3,316,304
Auto Components 0.1%
Aptiv plc* 15,233 1,191,373
BorgWarner, Inc. 11,653 365,904
1,557,277
Automobiles 2.3%
Ford Motor Co. 214,749 2,405,189
General Motors Co. 79,607 2,554,588
Tesla, Inc.* 145,880 38,694,670
43,654,447
Banks 3.2%
Bank of America Corp. 381,538 11,522,448
Citigroup, Inc. 105,431 4,393,310
Citizens Financial Group, Inc. 27,544 946,412
Comerica, Inc. 6,935 493,078
Fifth Third Bancorp 38,457 1,229,086
First Republic Bank 9,667 1,262,027
Huntington Bancshares, Inc.
(a) 81,032 1,068,002
JPMorgan Chase & Co. 160,823 16,806,003
KeyCorp 52,378 839,095
M&T Bank Corp. 9,819 1,731,286
PNC Financial Services
Group, Inc. (The) 22,180 3,314,136
Regions Financial Corp. 52,969 1,063,088
Signature Bank 3,550 536,050
SVB Financial Group* 3,306 1,110,089
Truist Financial Corp. 71,551 3,115,330
US Bancorp 74,335 2,997,187
Wells Fargo & Co. 206,778 8,316,611
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,142 414,102
61,157,340
Beverages 1.6%
Brown-Forman Corp., Class B 10,709 712,898
Coca-Cola Co. (The) 213,229 11,945,089
Constellation Brands, Inc.,
Class A 8,657 1,988,340
Keurig Dr Pepper, Inc. 46,361 1,660,651
Molson Coors Beverage Co.,
Class B(a) 11,020 528,850
Monster Beverage Corp.* 21,081 1,833,204
PepsiCo, Inc. 75,402 12,310,130
30,979,162
Biotechnology 1.9%
AbbVie, Inc. 96,849 12,998,104
Amgen, Inc. 29,119 6,563,422
Biogen, Inc.* 7,810 2,085,270
Gilead Sciences, Inc. 69,278 4,273,760
Incyte Corp.* 9,663 643,942
Moderna , Inc.* 18,535 2,191,764
Regeneron Pharmaceuticals,
Inc.* 5,980 4,119,443
Vertex Pharmaceuticals, Inc.* 14,005 4,055,008
36,930,713
Building Products 0.4%
A O Smith Corp. 7,812 379,507
Allegion plc 4,310 386,521
Carrier Global Corp. 46,454 1,651,904
Fortune Brands Home &
Security, Inc. 7,355 394,890
Johnson Controls International
plc 38,677 1,903,682
Masco Corp. 13,304 621,164
Trane Technologies plc 12,734 1,844,010
7,181,678
Capital Markets 2.6%
Ameriprise Financial, Inc. 6,017 1,515,983
Bank of New York Mellon
Corp. (The) 39,902 1,537,025
BlackRock, Inc. 8,185 4,504,042
Cboe Global Markets, Inc. 6,230 731,215
Charles Schwab Corp. (The) 83,550 6,004,738
CME Group, Inc. 19,836 3,513,551
FactSet Research Systems,
Inc. 2,055 822,226
Franklin Resources, Inc.(a) 16,520 355,510
Goldman Sachs Group, Inc.
(The) 18,611 5,453,953
Intercontinental Exchange, Inc. 30,771 2,780,160
Invesco Ltd. 25,466 348,884
MarketAxess Holdings, Inc. 2,189 487,031
Moody's Corp. 8,552 2,079,077
Morgan Stanley 73,196 5,783,216
MSCI, Inc. 4,449 1,876,544
Nasdaq, Inc. 18,570 1,052,548
Northern Trust Corp. 11,587 991,384
Raymond James Financial,
Inc. 10,815 1,068,738

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 18,631 5,688,976
State Street Corp. 20,585 1,251,774
T. Rowe Price Group, Inc.(a) 11,920 1,251,719
49,098,294
Chemicals 1.5%
Air Products & Chemicals, Inc. 12,158 2,829,531
Albemarle Corp. 6,480 1,713,571
Celanese Corp. 5,153 465,522
CF Industries Holdings, Inc. 11,073 1,065,776
Corteva , Inc. 39,528 2,259,025
Dow, Inc. 38,679 1,699,169
DuPont de Nemours, Inc. 27,987 1,410,545
Eastman Chemical Co. 7,259 515,752
Ecolab, Inc. 13,530 1,954,003
FMC Corp. 7,029 742,965
International Flavors &
Fragrances, Inc. 13,723 1,246,460
Linde plc(a) 27,247 7,345,519
LyondellBasell Industries NV,
Class A 13,943 1,049,629
Mosaic Co. (The) 18,685 903,046
PPG Industries, Inc. 12,624 1,397,351
Sherwin-Williams Co. (The) 13,195 2,701,676
29,299,540
Commercial Services & Supplies 0.4%
Cintas Corp. 4,852 1,883,498
Copart , Inc.* 11,891 1,265,202
Republic Services, Inc. 11,135 1,514,805
Rollins, Inc. 12,648 438,633
Waste Management, Inc. 20,498 3,283,985
8,386,123
Communications Equipment 0.7%
Arista Networks, Inc.* 13,367 1,509,001
Cisco Systems, Inc. 226,055 9,042,200
F5, Inc.* 3,522 509,739
Juniper Networks, Inc. 19,017 496,724
Motorola Solutions, Inc. 9,083 2,034,319
13,591,983
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 8,118 1,034,152
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,354 1,080,290
Vulcan Materials Co. 7,396 1,166,423
2,246,713
Consumer Finance 0.4%
American Express Co. 33,736 4,551,323
Capital One Financial Corp. 20,752 1,912,712
Discover Financial Services 14,814 1,346,889
Synchrony Financial 25,700 724,483
8,535,407
Containers & Packaging 0.2%
Amcor plc 84,780 909,689
Avery Dennison Corp. 4,318 702,539
Ball Corp.(a) 18,145 876,766
International Paper Co. 18,913 599,542
Packaging Corp. of America 4,974 558,530
Sealed Air Corp. 8,772 390,442
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,557 418,776
4,456,284
Distributors 0.1%
Genuine Parts Co. 7,878 1,176,343
LKQ Corp. 13,910 655,856
Pool Corp. 2,094 666,332
2,498,531
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 98,939 26,418,692
Diversified Telecommunication Services 0.8%
AT&T, Inc. 390,238 5,986,251
Lumen Technologies, Inc.(a) 50,807 369,875
Verizon Communications, Inc. 230,396 8,748,136
15,104,262
Electric Utilities 1.8%
Alliant Energy Corp. 12,971 687,333
American Electric Power Co.,
Inc. 29,341 2,536,529
Constellation Energy Corp.(a) 17,337 1,442,265
Duke Energy Corp. 41,740 3,882,655
Edison International 21,262 1,203,004
Entergy Corp. 11,194 1,126,452
Evergy , Inc. 12,463 740,302
Eversource Energy 18,349 1,430,488
Exelon Corp. 53,590 2,007,481
FirstEnergy Corp. 31,180 1,153,660
NextEra Energy, Inc. 107,519 8,430,565
NRG Energy, Inc.(a) 12,158 465,287
PG&E Corp.* 81,341 1,016,763
Pinnacle West Capital Corp. 6,602 425,895
PPL Corp. 38,843 984,670
Southern Co. (The) 59,128 4,020,704
Xcel Energy, Inc. 29,325 1,876,800
33,430,853
Electrical Equipment 0.5%
AMETEK, Inc. 12,293 1,394,149
Eaton Corp. plc 22,019 2,936,454
Emerson Electric Co. 31,823 2,330,080
Generac Holdings, Inc.*(a) 3,495 622,599
Rockwell Automation, Inc. 6,153 1,323,572
8,606,854
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 32,485 2,175,196
CDW Corp. 7,555 1,179,184
Corning, Inc. 42,595 1,236,107
Keysight Technologies, Inc.* 9,779 1,538,823
TE Connectivity Ltd. 17,611 1,943,550
Teledyne Technologies, Inc.* 2,501 844,013
Trimble, Inc.* 13,779 747,786
Zebra Technologies Corp.,
Class A* 2,856 748,301
10,412,960
Energy Equipment & Services 0.3%
Baker Hughes Co. 55,199 1,156,971
Halliburton Co. 49,666 1,222,777

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 76,614 2,750,442
5,130,190
Entertainment 1.2%
Activision Blizzard, Inc. 39,013 2,900,226
Electronic Arts, Inc. 14,439 1,670,737
Live Nation Entertainment,
Inc.*(a) 7,699 585,432
Netflix, Inc.* 24,307 5,722,840
Take-Two Interactive Software,
Inc.* 8,714 949,826
Walt Disney Co. (The)* 99,671 9,401,965
Warner Bros Discovery, Inc.* 123,923 1,425,115
22,656,141
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 8,113 1,137,362
American Tower Corp. 25,402 5,453,809
AvalonBay Communities, Inc. 7,453 1,372,768
Boston Properties, Inc. 7,490 561,525
Camden Property Trust 5,836 697,110
Crown Castle, Inc. 23,854 3,448,096
Digital Realty Trust, Inc. 15,313 1,518,743
Duke Realty Corp. 20,400 983,280
Equinix , Inc. 4,954 2,818,033
Equity Residential 19,237 1,293,111
Essex Property Trust, Inc. 3,504 848,774
Extra Space Storage, Inc. 7,064 1,220,024
Federal Realty Investment
Trust(a) 4,108 370,213
Healthpeak Properties, Inc. 29,651 679,601
Host Hotels & Resorts, Inc. 36,965 587,004
Invitation Homes, Inc. 32,519 1,098,167
Iron Mountain, Inc. 15,098 663,859
Kimco Realty Corp.(a) 35,849 659,980
Mid-America Apartment
Communities, Inc.(a) 6,347 984,229
Prologis, Inc. 40,469 4,111,650
Public Storage 8,815 2,581,120
Realty Income Corp.(a) 33,314 1,938,875
Regency Centers Corp. 8,942 481,527
SBA Communications Corp. 5,832 1,660,079
Simon Property Group, Inc. 17,775 1,595,306
UDR, Inc. 18,450 769,550
Ventas, Inc. 21,233 852,930
VICI Properties, Inc.(a) 53,059 1,583,811
Vornado Realty Trust(a) 9,863 228,427
Welltower , Inc. 24,994 1,607,614
Weyerhaeuser Co. 42,176 1,204,547
45,011,124
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 24,305 11,478,522
Kroger Co. (The) 36,456 1,594,950
Sysco Corp. 27,804 1,966,021
Walgreens Boots Alliance, Inc. 38,051 1,194,801
Walmart, Inc. 77,825 10,093,903
26,328,197
Food Products 1.0%
Archer-Daniels-Midland Co. 30,563 2,458,793
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 11,920 561,670
Conagra Brands, Inc. 26,166 853,797
General Mills, Inc. 32,905 2,520,852
Hershey Co. (The) 8,222 1,812,704
Hormel Foods Corp. 14,565 661,834
J M Smucker Co. (The) 5,689 781,726
Kellogg Co. 13,396 933,165
Kraft Heinz Co. (The) 43,336 1,445,256
Lamb Weston Holdings, Inc. 7,349 568,666
McCormick & Co., Inc.
(Non-Voting) 13,924 992,363
Mondelez International, Inc.,
Class A 75,593 4,144,764
Tyson Foods, Inc., Class A 15,326 1,010,443
18,746,033
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 7,667 780,884
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 95,434 9,234,194
ABIOMED, Inc.* 2,650 650,999
Align Technology, Inc.* 4,106 850,394
Baxter International, Inc. 27,047 1,456,751
Becton Dickinson and Co. 15,822 3,525,616
Boston Scientific Corp.* 78,308 3,032,869
Cooper Cos., Inc. (The) 2,627 693,265
Dentsply Sirona, Inc. 12,777 362,228
Dexcom , Inc.* 22,018 1,773,330
Edwards Lifesciences Corp.* 34,115 2,818,922
Hologic , Inc.* 13,426 866,246
IDEXX Laboratories, Inc.* 4,527 1,474,897
Intuitive Surgical, Inc.* 19,391 3,634,649
Medtronic plc 73,043 5,898,222
ResMed , Inc. 7,819 1,706,888
STERIS plc(a) 5,550 922,854
Stryker Corp. 18,541 3,755,294
Teleflex, Inc. 2,553 514,327
Zimmer Biomet Holdings, Inc. 11,663 1,219,367
44,391,312
Health Care Providers & Services 3.1%
AmerisourceBergen Corp. 7,708 1,043,124
Cardinal Health, Inc.(a) 15,300 1,020,204
Centene Corp.* 31,852 2,478,404
Cigna Corp. 16,778 4,655,392
CVS Health Corp. 71,751 6,842,893
DaVita, Inc.* 3,244 268,506
Elevance Health, Inc. 13,148 5,972,348
HCA Healthcare, Inc. 11,730 2,155,857
Henry Schein, Inc.*(a) 8,170 537,341
Humana, Inc. 6,848 3,322,581
Laboratory Corp. of America
Holdings 5,020 1,028,146
McKesson Corp. 7,793 2,648,607
Molina Healthcare, Inc.* 3,099 1,022,174
Quest Diagnostics, Inc. 6,434 789,387
UnitedHealth Group, Inc. 51,157 25,836,331
Universal Health Services,
Inc., Class B 3,747 330,410
59,951,705

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.* 2,176 3,575,625
Caesars Entertainment, Inc.* 11,665 376,313
Carnival Corp.*(a) 56,426 396,675
Chipotle Mexican Grill, Inc.* 1,519 2,282,692
Darden Restaurants, Inc. 6,408 809,458
Domino's Pizza, Inc. 1,969 610,784
Expedia Group, Inc.* 8,101 758,983
Hilton Worldwide Holdings,
Inc. 15,083 1,819,311
Las Vegas Sands Corp.*(a) 17,704 664,254
Marriott International, Inc.,
Class A 14,939 2,093,551
McDonald's Corp. 40,492 9,343,124
MGM Resorts International 18,007 535,168
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 245,910
Royal Caribbean Cruises
Ltd.*(a) 10,893 412,845
Starbucks Corp. 62,765 5,288,579
Wynn Resorts Ltd.* 6,157 388,076
Yum! Brands, Inc. 15,691 1,668,581
31,269,929
Household Durables 0.3%
DR Horton, Inc. 17,019 1,146,230
Garmin Ltd. 7,940 637,661
Lennar Corp., Class A 13,434 1,001,505
Mohawk Industries, Inc.* 2,566 233,994
Newell Brands, Inc. 22,165 307,872
NVR, Inc.* 158 629,959
PulteGroup, Inc. 13,879 520,462
Whirlpool Corp.(a) 3,235 436,110
4,913,793
Household Products 1.2%
Church & Dwight Co., Inc. 13,514 965,440
Clorox Co. (The) 6,741 865,477
Colgate-Palmolive Co. 45,793 3,216,958
Kimberly-Clark Corp. 18,335 2,063,421
Procter & Gamble Co. (The) 131,039 16,543,674
23,654,970
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 38,090 860,834
Industrial Conglomerates 0.7%
3M Co. 30,161 3,332,791
General Electric Co. 59,751 3,699,184
Honeywell International, Inc. 36,730 6,132,808
13,164,783
Insurance 1.9%
Aflac, Inc. 31,557 1,773,503
Allstate Corp. (The) 15,009 1,869,071
American International Group,
Inc. 41,228 1,957,505
Aon plc, Class A 11,472 3,073,005
Arthur J Gallagher & Co. 11,700 2,003,274
Assurant, Inc. 3,086 448,303
Brown & Brown, Inc. 12,057 729,207
Chubb Ltd. 22,907 4,166,325
Cincinnati Financial Corp. 8,930 799,860
Common Stocks
Shares Value ($)
Insurance
Everest Re Group Ltd. 2,000 524,880
Globe Life, Inc. 4,556 454,233
Hartford Financial Services
Group, Inc. (The) 17,754 1,099,683
Lincoln National Corp. 9,086 398,966
Loews Corp. 10,873 541,910
Marsh & McLennan Cos., Inc. 27,303 4,076,065
MetLife, Inc. 36,724 2,232,085
Principal Financial Group, Inc.
(a) 12,433 897,041
Progressive Corp. (The) 32,031 3,722,323
Prudential Financial, Inc. 20,257 1,737,646
Travelers Cos., Inc. (The) 12,873 1,972,144
W R Berkley Corp. 11,292 729,237
Willis Towers Watson plc 6,190 1,243,819
36,450,085
Interactive Media & Services 4.1%
Alphabet, Inc., Class A* 327,361 31,312,079
Alphabet, Inc., Class C* 294,919 28,356,462
Match Group, Inc.*(a) 14,516 693,139
Meta Platforms, Inc., Class A* 124,676 16,916,040
Twitter, Inc.* 36,786 1,612,698
78,890,418
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.* 485,312 54,840,256
eBay, Inc. 30,990 1,140,742
Etsy, Inc.* 6,516 652,447
56,633,445
IT Services 3.8%
Accenture plc, Class A 34,627 8,909,527
Akamai Technologies, Inc.*(a) 8,641 694,045
Automatic Data Processing,
Inc. 22,821 5,161,882
Broadridge Financial
Solutions, Inc. 6,382 921,050
Cognizant Technology
Solutions Corp., Class A 28,442 1,633,709
DXC Technology Co.* 11,047 270,431
EPAM Systems, Inc.* 3,134 1,135,103
Fidelity National Information
Services, Inc. 33,449 2,527,741
Fiserv, Inc.* 34,943 3,269,617
FleetCor Technologies, Inc.* 4,038 711,374
Gartner, Inc.* 4,247 1,175,102
Global Payments, Inc.(a) 15,046 1,625,720
International Business
Machines Corp.(a) 49,145 5,838,917
Jack Henry & Associates, Inc. 3,821 696,454
Mastercard , Inc., Class A 46,690 13,275,835
Paychex, Inc. 17,415 1,954,137
PayPal Holdings, Inc.* 63,768 5,488,512
VeriSign, Inc.* 4,882 848,003
Visa, Inc., Class A(a) 89,475 15,895,234
72,032,393
Leisure Products 0.0%
†
Hasbro, Inc. 7,562 509,830
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 16,292 1,980,292

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,259 525,179
Bio- Techne Corp. 2,270 644,680
Charles River Laboratories
International, Inc.* 2,951 580,757
Danaher Corp. 35,762 9,236,967
Illumina, Inc.* 8,611 1,642,893
IQVIA Holdings, Inc.* 10,363 1,877,154
Mettler -Toledo International,
Inc.* 1,222 1,324,795
PerkinElmer, Inc. 6,733 810,182
Thermo Fisher Scientific, Inc. 21,383 10,845,244
Waters Corp.* 3,287 885,945
West Pharmaceutical
Services, Inc. 4,150 1,021,232
31,375,320
Machinery 1.4%
Caterpillar, Inc. 28,702 4,709,424
Cummins, Inc. 7,593 1,545,251
Deere & Co. 15,143 5,056,096
Dover Corp.(a) 8,018 934,739
Fortive Corp. 19,377 1,129,679
IDEX Corp. 3,907 780,814
Illinois Tool Works, Inc. 15,579 2,814,346
Ingersoll Rand, Inc. 21,515 930,739
Nordson Corp. 3,105 659,098
Otis Worldwide Corp. 22,643 1,444,623
PACCAR, Inc. 19,031 1,592,704
Parker-Hannifin Corp. 6,945 1,682,843
Pentair plc 9,695 393,908
Snap-on, Inc. 2,719 547,471
Stanley Black & Decker, Inc. 8,255 620,859
Westinghouse Air Brake
Technologies Corp. 10,377 844,169
Xylem, Inc. 10,354 904,526
26,591,289
Media 0.6%
Charter Communications, Inc.,
Class A* 6,012 1,823,740
Comcast Corp., Class A 240,701 7,059,760
DISH Network Corp., Class
A*(a) 14,567 201,462
Fox Corp., Class A 16,219 497,599
Fox Corp., Class B 7,090 202,065
Interpublic Group of Cos., Inc.
(The) 23,062 590,387
News Corp., Class A 22,880 345,717
News Corp., Class B 5,435 83,807
Omnicom Group, Inc. 10,450 659,291
Paramount Global, Class B(a) 27,345 520,649
11,984,477
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 77,788 2,125,946
Newmont Corp. 44,101 1,853,565
Nucor Corp. 14,146 1,513,481
5,492,992
Multiline Retail 0.4%
Dollar General Corp. 12,323 2,955,795
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 11,519 1,567,736
Target Corp. 25,583 3,796,261
8,319,792
Multi-Utilities 0.8%
Ameren Corp. 14,343 1,155,329
CenterPoint Energy, Inc.(a) 34,731 978,720
CMS Energy Corp. 15,624 909,942
Consolidated Edison, Inc. 19,051 1,633,814
Dominion Energy, Inc. 43,830 3,029,091
DTE Energy Co. 10,850 1,248,292
NiSource, Inc. 23,022 579,924
Public Service Enterprise
Group, Inc. 26,824 1,508,314
Sempra Energy 17,444 2,615,553
WEC Energy Group, Inc. 17,742 1,586,667
15,245,646
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 19,367 662,158
Chevron Corp. 98,785 14,192,441
ConocoPhillips 69,899 7,153,464
Coterra Energy, Inc.(a) 44,129 1,152,649
Devon Energy Corp. 35,819 2,153,796
Diamondback Energy, Inc. 9,844 1,185,808
EOG Resources, Inc. 31,682 3,539,830
EQT Corp. 18,152 739,694
Exxon Mobil Corp. 228,816 19,977,925
Hess Corp. 15,496 1,688,909
Kinder Morgan, Inc. 105,345 1,752,941
Marathon Oil Corp. 35,526 802,177
Marathon Petroleum Corp. 27,505 2,732,072
Occidental Petroleum Corp.(a) 40,886 2,512,445
ONEOK, Inc. 23,688 1,213,773
Phillips 66(a) 26,571 2,144,811
Pioneer Natural Resources
Co.(a) 13,059 2,827,665
Valero Energy Corp. 21,640 2,312,234
Williams Cos., Inc. (The) 66,058 1,891,241
70,636,033
Personal Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 12,689 2,739,555
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 117,674 8,365,445
Catalent , Inc.* 10,205 738,434
Eli Lilly & Co. 43,123 13,943,822
Johnson & Johnson 143,925 23,511,588
Merck & Co., Inc. 138,147 11,897,220
Organon & Co. 14,879 348,168
Pfizer, Inc. 306,375 13,406,970
Viatris , Inc. 70,704 602,398
Zoetis, Inc. 25,612 3,798,003
76,612,048
Professional Services 0.3%
CoStar Group, Inc.* 21,492 1,496,918
Equifax, Inc. 6,370 1,092,009
Jacobs Solutions, Inc. 6,895 748,039
Leidos Holdings, Inc. 7,672 671,070
Nielsen Holdings plc 21,031 582,979

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 5,613 429,394
Verisk Analytics, Inc. 8,532 1,454,962
6,475,371
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 17,582 1,186,961
Road & Rail 0.8%
CSX Corp. 117,648 3,134,143
JB Hunt Transport Services,
Inc. 4,606 720,470
Norfolk Southern Corp. 12,892 2,702,808
Old Dominion Freight Line,
Inc.(a) 4,931 1,226,685
Union Pacific Corp. 34,072 6,637,907
14,422,013
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc.* 88,590 5,613,062
Analog Devices, Inc. 29,073 4,051,032
Applied Materials, Inc. 48,372 3,963,118
Broadcom, Inc. 22,112 9,817,949
Enphase Energy, Inc.* 7,314 2,029,416
Intel Corp. 223,004 5,746,813
KLA Corp. 7,889 2,387,448
Lam Research Corp. 7,537 2,758,542
Microchip Technology, Inc. 31,122 1,899,376
Micron Technology, Inc. 60,118 3,011,912
Monolithic Power Systems,
Inc. 2,320 843,088
NVIDIA Corp. 136,761 16,601,418
NXP Semiconductors NV 13,952 2,058,059
ON Semiconductor Corp.*(a) 23,680 1,475,974
Qorvo , Inc.* 6,016 477,730
QUALCOMM, Inc. 61,148 6,908,501
Skyworks Solutions, Inc. 8,254 703,819
SolarEdge Technologies,
Inc.*(a) 2,886 667,994
Teradyne, Inc.(a) 7,946 597,142
Texas Instruments, Inc. 50,277 7,781,874
79,394,267
Software 7.4%
Adobe, Inc.* 25,857 7,115,846
ANSYS, Inc.* 4,892 1,084,556
Autodesk, Inc.*(a) 11,962 2,234,502
Cadence Design Systems,
Inc.* 15,069 2,462,727
Ceridian HCM Holding, Inc.*(a) 7,900 441,452
Fortinet, Inc.* 36,634 1,799,829
Intuit, Inc. 15,534 6,016,629
Microsoft Corp. 408,518 95,143,842
NortonLifeLock , Inc. 30,045 605,106
Oracle Corp. 83,461 5,096,963
Paycom Software, Inc.* 2,616 863,254
PTC, Inc.* 5,370 561,702
Roper Technologies, Inc. 5,753 2,069,009
Salesforce, Inc.* 54,424 7,828,348
ServiceNow , Inc.* 11,038 4,168,059
Synopsys, Inc.* 8,361 2,554,369
Tyler Technologies, Inc.* 2,113 734,268
140,780,461
Common Stocks
Shares Value ($)
Specialty Retail 1.9%
Advance Auto Parts, Inc. 3,456 540,311
AutoZone, Inc.* 1,067 2,285,439
Bath & Body Works, Inc. 13,606 443,556
Best Buy Co., Inc.(a) 11,063 700,730
CarMax, Inc.*(a) 8,905 587,908
Home Depot, Inc. (The) 56,396 15,561,912
Lowe's Cos., Inc. 34,956 6,565,086
O'Reilly Automotive, Inc.* 3,490 2,454,692
Ross Stores, Inc. 18,891 1,591,945
TJX Cos., Inc. (The) 64,743 4,021,835
Tractor Supply Co. 6,271 1,165,654
Ulta Beauty, Inc.* 2,812 1,128,146
37,047,214
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 827,593 114,373,353
Hewlett Packard Enterprise
Co. 72,669 870,575
HP, Inc. 49,818 1,241,465
NetApp, Inc. 11,712 724,387
Seagate Technology Holdings
plc(a) 10,740 571,690
Western Digital Corp.* 18,081 588,536
118,370,006
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 69,390 5,767,697
Ralph Lauren Corp.(a) 2,288 194,320
Tapestry, Inc.(a) 13,317 378,602
VF Corp. 17,190 514,153
6,854,772
Tobacco 0.6%
Altria Group, Inc. 97,897 3,953,081
Philip Morris International, Inc. 84,579 7,020,903
10,973,984
Trading Companies & Distributors 0.2%
Fastenal Co. 32,409 1,492,110
United Rentals, Inc.*(a) 3,923 1,059,681
WW Grainger, Inc.(a) 2,383 1,165,740
3,717,531
Water Utilities 0.1%
American Water Works Co.,
Inc. 10,219 1,330,105
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 33,071 4,437,136
Total Common Stocks
(cost $1,367,399,243) 1,650,394,253
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
12/16/2022 at USD
3,890.00, American Style
Notional Amount: USD
96,632,459
Exchange Traded 539 1,515,937

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
12/16/2022 at USD
4,150.00, American Style
Notional Amount: USD
96,632,459
Exchange Traded 539 363,825
S&P 500 E-Mini Index
11/18/2022 at USD
3,900.00, European Style
Notional Amount: USD
96,632,459
Exchange Traded 539 869,138
Total Purchased Options
(cost $5,291,345) 2,748,900
Short-Term Investments 9.1%
Shares
U.S. Treasury Obligation 9.1%
U.S. Treasury Bills
1.37% 12/1/2022(a)(b) 175,000,000 174,166,113
3.14% 12/15/2022(b)(c) 6,000 5,966
Total U.S. Treasury
Obligation
(cost $174,601,201) 174,172,079
Total Short-Term Investment
(cost $174,601,201) 174,172,079
Repurchase Agreements 0.1%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$987,122, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $1,006,608.(d) 986,871 986,871
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,263,786, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $1,288,733.(d) 1,263,464 1,263,464
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$153,599, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$156,670.(d) 153,560 153,560
Total Repurchase Agreements
(cost $2,403,895) 2,403,895
Total Investments
(cost $1,549,695,684) — 95.7% 1,829,719,127
Other assets in excess of liabilities — 4.3% 82,763,972
NET ASSETS — 100.0%
$ 1,912,483,099
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $219,613,759, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,403,895 and by
$222,751,430 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $225,155,325.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$2,403,895.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index (26) 12/2022 USD (4,681,950) 50,003
Net contracts 50,003
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,650,394,253 $ – $ – $ 1,650,394,253
Futures Contracts 50,003 – – 50,003
Purchased Option 2,748,900 – – 2,748,900
Repurchase Agreements – 2,403,895 – 2,403,895
Short-Term Investments – 174,172,079 – 174,172,079
Total $ 1,653,193,156 $ 176,575,974 $ – $ 1,829,769,130

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,748,900
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 50,003
Total $ 2,798,903
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks 88.4%
Shares Value ($)
Aerospace & Defense 4.7%
Howmet Aerospace, Inc. 72,743 2,249,941
L3Harris Technologies, Inc. 25,402 5,279,298
Northrop Grumman Corp. 9,464 4,451,108
Raytheon Technologies Corp. 143,424 11,740,689
23,721,036
Automobiles 1.0%
General Motors Co. 153,277 4,918,659
Banks 6.6%
Bank of America Corp. 148,767 4,492,763
Comerica, Inc. 166,312 11,824,783
JPMorgan Chase & Co. 78,249 8,177,021
PNC Financial Services
Group, Inc. (The) 15,374 2,297,183
US Bancorp 159,637 6,436,564
33,228,314
Beverages 0.7%
PepsiCo, Inc. 22,513 3,675,472
Biotechnology 1.7%
AbbVie, Inc. 45,098 6,052,602
Gilead Sciences, Inc. 37,007 2,282,962
8,335,564
Capital Markets 6.7%
Ameriprise Financial, Inc. 18,127 4,567,098
Charles Schwab Corp. (The) 74,573 5,359,562
CME Group, Inc. 36,647 6,491,283
Goldman Sachs Group, Inc.
(The) 23,022 6,746,597
Morgan Stanley(a) 136,625 10,794,741
33,959,281
Communications Equipment 2.2%
Cisco Systems, Inc. 274,495 10,979,800
Construction & Engineering 0.7%
Quanta Services, Inc.(a) 28,786 3,667,049
Diversified Financial Services 5.1%
Berkshire Hathaway, Inc.,
Class B* 68,089 18,181,125
Voya Financial, Inc.(a) 126,067 7,627,053
25,808,178
Electric Utilities 4.4%
Constellation Energy Corp.(a) 163,805 13,626,938
Exelon Corp. 230,232 8,624,491
22,251,429
Electrical Equipment 4.0%
Eaton Corp. plc 60,468 8,064,012
Hubbell, Inc. 39,493 8,806,939
Regal Rexnord Corp. 22,144 3,108,132
19,979,083
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc. 136,525 3,961,955
Energy Equipment & Services 0.9%
Halliburton Co. 85,646 2,108,604
Schlumberger NV 69,231 2,485,393
4,593,997
Common Stocks
Shares Value ($)
Food Products 1.9%
Archer-Daniels-Midland Co.(a) 59,601 4,794,901
Bunge Ltd. 55,969 4,621,360
9,416,261
Health Care Equipment & Supplies 4.6%
Becton Dickinson and Co.(a) 62,157 13,850,445
Medtronic plc 115,955 9,363,366
23,213,811
Health Care Providers & Services 4.8%
Humana, Inc. 11,537 5,597,637
Laboratory Corp. of America
Holdings 17,941 3,674,496
McKesson Corp. 20,272 6,889,845
UnitedHealth Group, Inc. 16,343 8,253,869
24,415,847
Hotels, Restaurants & Leisure 1.3%
International Game
Technology plc(a) 412,561 6,518,464
Independent Power and Renewable Electricity Producers
0.7%
NextEra Energy Partners
LP(a) 48,766 3,526,269
Insurance 7.8%
Aon plc, Class A 14,744 3,949,475
Assurant, Inc.(a) 62,356 9,058,456
Chubb Ltd. 48,025 8,734,787
Hartford Financial Services
Group, Inc. (The) 49,357 3,057,173
MetLife, Inc. 132,905 8,077,966
Progressive Corp. (The) 54,431 6,325,426
39,203,283
Interactive Media & Services 0.8%
Alphabet, Inc., Class A* 43,583 4,168,714
Life Sciences Tools & Services 1.5%
Danaher Corp. 28,598 7,386,577
Machinery 2.3%
Caterpillar, Inc. 28,216 4,629,681
Ingersoll Rand, Inc. 154,812 6,697,167
11,326,848
Media 3.5%
Comcast Corp., Class A 281,994 8,270,884
Interpublic Group of Cos., Inc.
(The) 228,701 5,854,746
Omnicom Group, Inc. 56,390 3,557,645
17,683,275
Metals & Mining 1.1%
Freeport-McMoRan, Inc. 203,400 5,558,922
Oil, Gas & Consumable Fuels 9.1%
ConocoPhillips 35,004 3,582,309
Devon Energy Corp. 74,002 4,449,740
EOG Resources, Inc. 20,354 2,274,152
EQT Corp. 57,738 2,352,824
Exxon Mobil Corp. 219,850 19,195,104
Hess Corp.(a) 55,836 6,085,566
Marathon Petroleum Corp. 79,983 7,944,711
45,884,406

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 4.7%
Eli Lilly & Co. 20,381 6,590,196
Merck & Co., Inc. 57,186 4,924,858
Organon & Co. 151,116 3,536,115
Sanofi, ADR-FR 231,537 8,803,037
23,854,206
Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc. 36,161 2,962,671
QUALCOMM, Inc. 39,324 4,442,825
7,405,496
Software 0.9%
Dolby Laboratories, Inc., Class
A 65,946 4,296,382
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise
Co. 467,503 5,600,686
Tobacco 0.9%
British American Tobacco plc,
ADR-UK 133,089 4,724,660
Wireless Telecommunication Services 0.4%
Vodafone Group plc, ADR-UK 168,327 1,907,145
Total Common Stocks
(cost $410,060,506) 445,171,069
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
12/16/2022 at USD
3,890.00, American Style
Notional Amount: USD
24,202,935
Exchange Traded 135 379,687
S&P 500 E-Mini Index
12/16/2022 at USD
4,150.00, American Style
Notional Amount: USD
24,202,935
Exchange Traded 135 91,125
S&P 500 E-Mini Index
11/18/2022 at USD
3,900.00, European Style
Notional Amount: USD
24,202,935
Exchange Traded 135 217,688
Total Purchased Options
(cost $1,325,290) 688,500
Short-Term Investments 3.4%
Shares
U.S. Treasury Obligation 3.4%
U.S. Treasury Bills
1.94% 12/1/2022(b) 16,000,000 15,923,759
Short-Term Investments
Shares Value ($)
3.14% 12/15/2022(b)(c) 1,201,000 1,194,146
Total U.S. Treasury
Obligation
(cost $17,141,024) 17,117,905
Total Short-Term Investment
(cost $17,141,024) 17,117,905
Repurchase Agreements 1.1%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$250,064, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $255,000.(d) 250,000 250,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$210,767, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $214,927.(d) 210,713 210,713
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,271, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$5,102,473.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,460,713) 5,460,713
Total Investments
(cost $433,987,533) — 93.0% 468,438,187
Other assets in excess of liabilities — 7.0% 34,999,967
NET ASSETS — 100.0%
$ 503,438,154

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $27,264,717, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,460,713 and by
$22,582,379 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 11/15/2022 –
11/15/2051, a total value of $28,043,092.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(c) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$5,460,713.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 12/2022 USD 43,129,560 (6,135,375)
Total long contracts (6,135,375)
Short Contracts
S&P 500 E-Mini Index (354) 12/2022 USD (63,746,550) 7,345,064
Total short contracts 7,345,064
Net contracts 1,209,689
Currency:
USD United States Dollar

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 445,171,069 $ – $ – $ 445,171,069
Futures Contracts 7,345,064 – – 7,345,064
Purchased Option 688,500 – – 688,500
Repurchase Agreements – 5,460,713 – 5,460,713
Short-Term Investments – 17,117,905 – 17,117,905
Total Assets $ 453,204,633 $ 22,578,618 $ – $ 475,783,251
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (6,135,375) $ – $ – $ (6,135,375)
Total Liabilities $ (6,135,375) $ – $ – $ (6,135,375)
Total $ 447,069,258 $ 22,578,618 $ – $ 469,647,876

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 688,500
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 7,345,064
Total $ 8,033,564
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (6,135,375)
Total $ (6,135,375)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund
Common Stocks 99.5%
Shares Value ($)
Banks 3.7%
First Republic Bank 12,249 1,599,107
JPMorgan Chase & Co. 18,505 1,933,772
3,532,879
Beverages 3.8%
PepsiCo, Inc. 21,766 3,553,517
Biotechnology 2.1%
AbbVie, Inc. 15,149 2,033,147
Building Products 2.6%
Trane Technologies plc 17,055 2,469,735
Capital Markets 2.7%
Goldman Sachs Group, Inc.
(The) 8,805 2,580,305
Chemicals 5.8%
Albemarle Corp. 8,253 2,182,423
CF Industries Holdings, Inc. 17,024 1,638,560
Ecolab, Inc. 11,475 1,657,220
5,478,203
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc. 57,133 2,169,340
Electric Utilities 4.6%
Eversource Energy 25,088 1,955,860
NextEra Energy, Inc. 30,734 2,409,853
4,365,713
Electronic Equipment, Instruments & Components 2.3%
TE Connectivity Ltd. 19,865 2,192,301
Food & Staples Retailing 2.9%
Costco Wholesale Corp. 5,897 2,784,976
Food Products 1.5%
Darling Ingredients, Inc.* 20,937 1,384,983
Health Care Equipment & Supplies 8.7%
Abbott Laboratories 16,139 1,561,610
Cooper Cos., Inc. (The) 8,095 2,136,270
Edwards Lifesciences Corp.* 24,836 2,052,199
Medtronic plc 31,193 2,518,835
8,268,914
Insurance 4.5%
Chubb Ltd. 15,701 2,855,698
Progressive Corp. (The) 12,263 1,425,083
4,280,781
Common Stocks
Shares Value ($)
Interactive Media & Services 4.2%
Alphabet, Inc., Class A* 41,620 3,980,953
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.* 44,502 5,028,726
IT Services 6.6%
Accenture plc, Class A 9,063 2,331,910
Fidelity National Information
Services, Inc. 16,898 1,276,982
Mastercard , Inc., Class A 9,343 2,656,588
6,265,480
Machinery 2.5%
Ingersoll Rand, Inc. 53,637 2,320,337
Multi-Utilities 1.9%
CMS Energy Corp. 30,598 1,782,028
Pharmaceuticals 4.1%
Eli Lilly & Co. 8,218 2,657,290
Merck & Co., Inc. 14,073 1,211,967
3,869,257
Road & Rail 1.9%
Norfolk Southern Corp. 8,483 1,778,461
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc. 10,253 840,028
SolarEdge Technologies, Inc.* 5,068 1,173,039
Texas Instruments, Inc. 15,787 2,443,512
4,456,579
Software 11.6%
Intuit, Inc. 5,442 2,107,796
Microsoft Corp. 28,451 6,626,238
Salesforce, Inc.* 15,936 2,292,234
11,026,268
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 47,905 6,620,471
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc., Class B 25,116 2,087,642
Total Investments
(cost $84,615,582) — 99.5% 94,310,996
Other assets in excess of liabilities — 0.5% 476,461
NET ASSETS — 100.0%
$ 94,787,457
* Denotes a non-income producing security.

NVIT BNY Mellon Sustainable U.S. Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,310,996 $ – $ – $ 94,310,996
Total $ 94,310,996 $ – $ – $ 94,310,996
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Digital Evolution Strategy Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks 94.9%
Shares Value ($)
Communications Equipment 1.3%
Arista Networks, Inc.* 328 37,028
Interactive Media & Services 11.4%
Alphabet, Inc., Class A* 1,111 106,267
Match Group, Inc.* 867 41,399
Meta Platforms, Inc., Class A* 935 126,861
ZoomInfo Technologies, Inc.,
Class A* 978 40,744
315,271
Internet & Direct Marketing Retail 12.0%
Alibaba Group Holding Ltd.,
ADR-CN* 1,000 79,990
Amazon.com, Inc.* 2,231 252,103
332,093
IT Services 16.7%
FleetCor Technologies, Inc.* 187 32,944
Mastercard, Inc., Class A 182 51,750
MongoDB, Inc.* 217 43,087
Pagseguro Digital Ltd., Class
A* 2,959 39,148
PayPal Holdings, Inc.* 880 75,742
Shift4 Payments, Inc., Class
A* 841 37,517
Shopify, Inc., Class A* 1,271 34,241
Toast, Inc., Class A* 1,931 32,286
Visa, Inc., Class A 647 114,939
461,654
Road & Rail 3.3%
Lyft, Inc., Class A* 2,842 37,429
Uber Technologies, Inc.* 1,996 52,894
90,323
Semiconductors & Semiconductor Equipment 20.8%
Advanced Micro Devices, Inc.* 1,300 82,368
Analog Devices, Inc. 289 40,269
Lam Research Corp. 148 54,168
Marvell Technology, Inc. 1,236 53,037
Micron Technology, Inc. 662 33,166
NVIDIA Corp. 920 111,679
NXP Semiconductors NV 458 67,560
QUALCOMM, Inc. 281 31,748
SolarEdge Technologies, Inc.* 129 29,858
Wolfspeed, Inc.* 689 71,215
575,068
Software 24.6%
Adobe, Inc.* 101 27,795
Alteryx, Inc., Class A* 478 26,691
Confluent, Inc., Class A* 1,310 31,139
Crowdstrike Holdings, Inc.,
Class A* 201 33,127
Elastic NV* 464 33,287
Intuit, Inc. 177 68,556
Microsoft Corp. 803 187,019
Paycom Software, Inc.* 124 40,919
Salesforce, Inc.* 526 75,660
Trade Desk, Inc. (The), Class
A* 1,159 69,250
Workday, Inc., Class A* 415 63,171
Common Stocks
Shares Value ($)
Software
Zoom Video Communications,
Inc., Class A* 336 24,726
681,340
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. 966 133,501
Total Investments
(cost $3,156,460) — 94.9% 2,626,278
Other assets in excess of liabilities — 5.1% 140,246
NET ASSETS — 100.0%
$ 2,766,524
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,626,278 $ – $ – $ 2,626,278
Total $ 2,626,278 $ – $ – $ 2,626,278
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Innovators Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks 94.8%
Shares Value ($)
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. 299 62,141
Automobiles 5.6%
Tesla, Inc.* 621 164,720
Banks 3.2%
SVB Financial Group* 69 23,169
Truist Financial Corp. 1,657 72,146
95,315
Biotechnology 1.4%
Horizon Therapeutics plc* 667 41,281
Building Products 2.2%
Trane Technologies plc 438 63,427
Capital Markets 3.4%
MarketAxess Holdings, Inc. 138 30,704
S&P Global, Inc. 230 70,230
100,934
Chemicals 1.4%
PPG Industries, Inc. 368 40,734
Electric Utilities 3.4%
NextEra Energy, Inc. 1,289 101,070
Energy Equipment & Services 0.8%
Schlumberger NV 690 24,771
Entertainment 1.5%
Netflix, Inc.* 184 43,321
Health Care Equipment & Supplies 4.5%
Dexcom , Inc.* 529 42,606
Intuitive Surgical, Inc.* 253 47,422
Stryker Corp. 207 41,926
131,954
Health Care Providers & Services 5.1%
Elevance Health, Inc. 184 83,580
Humana, Inc. 138 66,956
150,536
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.* 23 34,563
Marriott International, Inc.,
Class A 437 61,241
Travel + Leisure Co. 323 11,021
106,825
Industrial Conglomerates 2.7%
Honeywell International, Inc. 483 80,646
Insurance 2.2%
Progressive Corp. (The) 552 64,148
Interactive Media & Services 5.9%
Alphabet, Inc., Class A* 690 65,998
Bumble, Inc., Class A* 1,634 35,115
Meta Platforms, Inc., Class A* 529 71,775
172,888
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc.* 1,565 176,845
JD.com, Inc., ADR-CN 1,013 50,954
227,799
IT Services 4.5%
Block, Inc., Class A* 759 41,737
Common Stocks
Shares Value ($)
IT Services
Mastercard , Inc., Class A 322 91,558
133,295
Machinery 1.5%
Oshkosh Corp. 621 43,650
Oil, Gas & Consumable Fuels 0.5%
Ovintiv , Inc. 347 15,962
Personal Products 2.4%
Estee Lauder Cos., Inc. (The),
Class A 322 69,520
Pharmaceuticals 2.8%
Eli Lilly & Co. 161 52,059
Zoetis, Inc. 206 30,548
82,607
Professional Services 1.5%
Verisk Analytics, Inc. 253 43,144
Road & Rail 2.9%
Uber Technologies, Inc.* 3,245 85,992
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.* 759 48,090
ASML Holding NV
(Registered), NYRS-NL 115 47,765
Marvell Technology, Inc. 1,059 45,442
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,081 74,114
215,411
Software 11.5%
Dynatrace , Inc.* 1,220 42,468
HashiCorp , Inc., Class A* 1,450 46,675
HubSpot , Inc.* 138 37,277
Lightspeed Commerce, Inc.* 2,117 37,217
Microsoft Corp. 414 96,421
ServiceNow , Inc.* 115 43,425
Unity Software, Inc.*(a) 1,151 36,671
340,154
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. 690 95,358
Total Common Stocks
(cost $3,245,056) 2,797,603

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Repurchase Agreement 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price $36,377,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $37,095.(b) 36,368 36,368
Total Repurchase Agreement
(cost $36,368) 36,368
Total Investments
(cost $3,281,424) — 96.0% 2,833,971
Other assets in excess of liabilities — 4.0% 119,068
NET ASSETS — 100.0%
$ 2,953,039
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities
on loan as of September 30, 2022 was $35,651, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $36,368.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $36,368.
ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
TW Taiwan

NVIT J.P. Morgan Innovators Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,797,603 $ – $ – $ 2,797,603
Repurchase Agreement – 36,368 – 36,368
Total $ 2,797,603 $ 36,368 $ – $ 2,833,971
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 93.8%
Shares Value ($)
Air Freight & Logistics 1.5%
United Parcel Service, Inc.,
Class B 326 52,662
Automobiles 4.5%
Tesla, Inc.* 597 158,354
Banks 1.1%
SVB Financial Group* 111 37,272
Beverages 3.5%
Coca-Cola Co. (The) 1,800 100,836
Monster Beverage Corp.* 275 23,914
124,750
Biotechnology 8.0%
AbbVie, Inc. 872 117,031
Alnylam Pharmaceuticals, Inc.* 40 8,006
Amgen, Inc. 187 42,150
Exact Sciences Corp.* 89 2,892
Moderna, Inc.* 20 2,365
Regeneron Pharmaceuticals,
Inc.* 126 86,798
Seagen, Inc.* 168 22,987
282,229
Building Products 0.7%
Trane Technologies plc 166 24,038
Capital Markets 5.0%
Blackstone, Inc., Class A 604 50,555
Charles Schwab Corp. (The) 1,061 76,254
Morgan Stanley 523 41,322
MSCI, Inc. 23 9,701
177,832
Chemicals 0.6%
Sherwin-Williams Co. (The) 110 22,522
Consumer Finance 0.4%
Capital One Financial Corp. 139 12,812
Electrical Equipment 0.5%
Rockwell Automation, Inc. 85 18,284
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A 600 40,176
Health Care Equipment & Supplies 1.0%
Dexcom, Inc.* 143 11,517
Intuitive Surgical, Inc.* 119 22,306
33,823
Health Care Providers & Services 8.0%
CVS Health Corp. 633 60,369
HCA Healthcare, Inc. 248 45,580
McKesson Corp. 302 102,641
UnitedHealth Group, Inc. 147 74,241
282,831
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A* 8 841
Chipotle Mexican Grill, Inc.* 20 30,055
Marriott International, Inc.,
Class A 286 40,080
70,976
Interactive Media & Services 5.7%
Alphabet, Inc., Class C* 1,969 189,319
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 53 2,531
Meta Platforms, Inc., Class A* 71 9,633
Snap, Inc., Class A* 51 501
201,984
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.* 764 86,332
Etsy, Inc.* 32 3,204
MercadoLibre, Inc.* 2 1,656
Wayfair, Inc., Class A* 11 358
91,550
IT Services 2.6%
Automatic Data Processing,
Inc. 136 30,762
Block, Inc., Class A* 19 1,045
Cognizant Technology
Solutions Corp., Class A 527 30,271
International Business
Machines Corp. 205 24,356
MongoDB, Inc.* 25 4,964
Shopify, Inc., Class A* 10 269
91,667
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc. 49 24,852
Machinery 2.5%
Deere & Co. 268 89,482
Metals & Mining 1.0%
Freeport-McMoRan, Inc. 1,312 35,857
Multiline Retail 0.8%
Target Corp. 179 26,562
Oil, Gas & Consumable Fuels 2.4%
ConocoPhillips 826 84,533
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 91 19,647
Pharmaceuticals 1.8%
Eli Lilly & Co. 200 64,670
Professional Services 1.7%
Equifax, Inc. 120 20,572
Verisk Analytics, Inc. 233 39,733
60,305
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.* 672 42,578
ASML Holding NV
(Registered), NYRS-NL 51 21,183
Enphase Energy, Inc.* 34 9,434
Lam Research Corp. 37 13,542
NVIDIA Corp. 371 45,035
Texas Instruments, Inc. 215 33,278
165,050
Software 13.0%
HubSpot, Inc.* 5 1,351
Intuit, Inc. 92 35,634
Microsoft Corp. 1,202 279,946
Oracle Corp. 948 57,894
Salesforce, Inc.* 193 27,761

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 157 47,965
Trade Desk, Inc. (The), Class
A* 32 1,912
Workday, Inc., Class A* 37 5,632
458,095
Specialty Retail 5.7%
AutoZone, Inc.* 52 111,381
Carvana Co.*(a) 21 426
Lowe's Cos., Inc. 474 89,022
200,829
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc. 2,447 338,175
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc. 607 17,257
Total Common Stocks
(cost $3,676,140) 3,309,076
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price $445,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $454.(b) 445 445
Total Repurchase Agreement
(cost $445) 445
Total Investments
(cost $3,676,585) — 93.8% 3,309,521
Other assets in excess of liabilities — 6.2% 217,716
NET ASSETS — 100.0%
$ 3,527,237
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
September 30, 2022. The total value of securities on loan as of September 30, 2022 was $406, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $445.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $445.
NL Netherlands
NYRS New York Registry Shares

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,309,076 $ – $ – $ 3,309,076
Repurchase Agreement – 445 – 445
Total $ 3,309,076 $ 445 $ – $ 3,309,521
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan US Technology Leaders Fund - September 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks 95.3%
Shares Value ($)
Automobiles 4.6%
Tesla, Inc.* 510 135,277
Communications Equipment 1.4%
F5, Inc.* 292 42,261
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A 733 49,082
Entertainment 4.5%
Netflix, Inc.* 256 60,272
Take-Two Interactive Software,
Inc.* 391 42,619
Walt Disney Co. (The)* 302 28,488
131,379
Equity Real Estate Investment Trusts (REITs) 2.6%
Equinix , Inc. 67 38,112
SBA Communications Corp. 130 37,005
75,117
Health Care Equipment & Supplies 1.5%
Dexcom , Inc.* 526 42,364
Health Care Technology 0.8%
Veeva Systems, Inc., Class A* 135 22,259
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc.* 40 65,728
Interactive Media & Services 7.0%
Alphabet, Inc., Class C* 1,205 115,861
Meta Platforms, Inc., Class A* 408 55,357
Snap, Inc., Class A* 924 9,074
Twitter, Inc.* 566 24,813
205,105
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.* 700 79,100
MercadoLibre , Inc.* 43 35,595
114,695
IT Services 4.6%
Block, Inc., Class A* 170 9,348
Globant SA* 141 26,378
MongoDB, Inc.* 167 33,160
Okta , Inc.* 334 18,995
Shopify, Inc., Class A* 533 14,359
Snowflake, Inc., Class A* 113 19,205
Twilio , Inc., Class A* 176 12,169
133,614
Road & Rail 1.5%
Uber Technologies, Inc.* 1,671 44,281
Semiconductors & Semiconductor Equipment 26.1%
Advanced Micro Devices, Inc.* 1,512 95,800
Analog Devices, Inc. 519 72,317
ASML Holding NV
(Registered), NYRS-NL 95 39,458
Enphase Energy, Inc.* 278 77,137
Entegris , Inc. 353 29,306
GLOBALFOUNDRIES, Inc.*(a) 510 24,659
Lam Research Corp. 163 59,658
Marvell Technology, Inc. 1,188 50,977
MKS Instruments, Inc. 407 33,634
Monolithic Power Systems,
Inc. 100 36,340
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 509 61,788
QUALCOMM, Inc. 507 57,281
Teradyne, Inc. 492 36,974
Universal Display Corp. 207 19,530
Wolfspeed , Inc.* 624 64,497
759,356
Software 29.9%
Atlassian Corp. plc, Class A* 104 21,901
Confluent, Inc., Class A* 1,093 25,981
Crowdstrike Holdings, Inc.,
Class A* 142 23,403
Datadog , Inc., Class A* 202 17,934
Elastic NV* 582 41,753
HashiCorp , Inc., Class A* 379 12,200
HubSpot , Inc.* 133 35,926
Intuit, Inc. 173 67,006
Microsoft Corp. 445 103,640
Oracle Corp. 1,329 81,162
Salesforce, Inc.* 644 92,633
ServiceNow , Inc.* 132 49,845
Synopsys, Inc.* 412 125,870
Trade Desk, Inc. (The), Class
A* 800 47,800
Workday, Inc., Class A* 445 67,738
Zoom Video Communications,
Inc., Class A* 310 22,813
Zscaler , Inc.* 187 30,737
868,342
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. 604 83,473
Total Common Stocks
(cost $3,284,538) 2,772,333
Repurchase Agreement 0.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price $25,837,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $26,347.(b) 25,830 25,830
Total Repurchase Agreement
(cost $25,830) 25,830
Total Investments
(cost $3,310,368) — 96.2% 2,798,163
Other assets in excess of liabilities — 3.8% 109,735
NET ASSETS — 100.0%
$ 2,907,898

36 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities
on loan as of September 30, 2022 was $24,368, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $25,830.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $25,830.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust

NVIT J.P. Morgan US Technology Leaders Fund - September 30, 2022 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,772,333 $ – $ – $ 2,772,333
Repurchase Agreement – 25,830 – 25,830
Total $ 2,772,333 $ 25,830 $ – $ 2,798,163
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 92.2%
Shares Value ($)
Aerospace & Defense 2.8%
Airbus SE 38,052 3,287,399
BAE Systems plc 550,808 4,839,306
L3Harris Technologies, Inc. 22,620 4,701,114
12,827,819
Auto Components 0.5%
Lear Corp. 19,311 2,311,334
Automobiles 2.3%
General Motors Co. 320,037 10,269,987
Banks 11.2%
Bank of America Corp. 166,911 5,040,712
Citigroup, Inc. 290,074 12,087,384
First Citizens BancShares ,
Inc., Class A 11,869 9,464,697
JPMorgan Chase & Co. 89,193 9,320,668
Wells Fargo & Co. 362,744 14,589,564
50,503,025
Beverages 1.1%
Constellation Brands, Inc.,
Class A 21,885 5,026,547
Capital Markets 1.3%
Charles Schwab Corp. (The) 36,203 2,601,909
Raymond James Financial,
Inc.(a) 32,563 3,217,876
5,819,785
Chemicals 1.0%
PPG Industries, Inc. 41,599 4,604,593
Communications Equipment 2.3%
Cisco Systems, Inc. 257,708 10,308,320
Consumer Finance 0.5%
Capital One Financial Corp. 25,058 2,309,596
Containers & Packaging 0.9%
Sealed Air Corp. 88,966 3,959,877
Diversified Financial Services 1.2%
Apollo Global Management,
Inc. 79,686 3,705,399
Equitable Holdings, Inc. 67,377 1,775,384
5,480,783
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc. 195,124 7,408,858
Electric Utilities 1.2%
American Electric Power Co.,
Inc. 35,843 3,098,627
Edison International 38,208 2,161,809
5,260,436
Entertainment 0.7%
Activision Blizzard, Inc. 40,081 2,979,622
Food & Staples Retailing 1.4%
Walmart, Inc. 48,500 6,290,450
Food Products 0.8%
Kraft Heinz Co. (The) 68,010 2,268,134
Mondelez International, Inc.,
Class A 28,235 1,548,125
3,816,259
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 6.3%
Alcon, Inc. 16,081 931,251
Baxter International, Inc. 45,487 2,449,930
Dentsply Sirona, Inc. 13,691 388,140
Koninklijke Philips NV 310,881 4,802,037
Medtronic plc 152,023 12,275,857
Zimmer Biomet Holdings, Inc. 74,363 7,774,652
28,621,867
Health Care Providers & Services 9.1%
AmerisourceBergen Corp. 17,442 2,360,426
Cardinal Health, Inc.(a) 83,250 5,551,110
Cigna Corp. 27,467 7,621,268
Elevance Health, Inc. 18,388 8,352,565
Humana, Inc. 16,779 8,141,003
Laboratory Corp. of America
Holdings 43,649 8,939,752
40,966,124
Household Durables 1.6%
Newell Brands, Inc. 236,205 3,280,887
Panasonic Holdings Corp.(a) 592,200 4,158,734
7,439,621
Industrial Conglomerates 0.8%
Siemens AG (Registered) 37,618 3,723,184
Insurance 6.4%
Allstate Corp. (The)(a) 19,552 2,434,810
American International Group,
Inc. 204,343 9,702,206
Fidelity National Financial, Inc. 135,279 4,897,100
Prudential plc 311,302 3,058,566
Willis Towers Watson plc 43,339 8,708,539
28,801,221
IT Services 7.0%
Cognizant Technology
Solutions Corp., Class A 185,165 10,635,878
Fidelity National Information
Services, Inc. 120,537 9,108,981
SS&C Technologies Holdings,
Inc. 156,633 7,479,226
Visa, Inc., Class A(a) 23,688 4,208,173
31,432,258
Machinery 1.2%
Fortive Corp. 19,590 1,142,097
Komatsu Ltd.(a) 238,000 4,303,971
5,446,068
Media 2.9%
Comcast Corp., Class A 275,184 8,071,146
Fox Corp., Class A 160,357 4,919,753
12,990,899
Multiline Retail 1.1%
Dollar General Corp. 20,632 4,948,791
Multi-Utilities 2.3%
Public Service Enterprise
Group, Inc. 98,037 5,512,621
Sempra Energy 33,048 4,955,217
10,467,838
Oil, Gas & Consumable Fuels 6.3%
BP plc 2,552,207 12,136,648

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips 52,729 5,396,286
EQT Corp. 110,599 4,506,909
Hess Corp. 29,991 3,268,719
Shell plc 134,960 3,357,845
28,666,407
Personal Products 2.0%
Unilever plc, ADR-UK(a) 210,029 9,207,671
Pharmaceuticals 5.7%
AstraZeneca plc 76,505 8,413,260
Bayer AG (Registered) 150,360 6,938,802
Novo Nordisk A/S, ADR-DK 23,210 2,312,412
Sanofi 104,161 7,949,596
25,614,070
Professional Services 1.5%
Leidos Holdings, Inc. 59,629 5,215,749
Robert Half International, Inc. 22,830 1,746,495
6,962,244
Road & Rail 0.4%
Union Pacific Corp. 9,306 1,812,995
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. 16,140 2,248,948
Software 1.2%
Microsoft Corp. 23,535 5,481,301
Specialty Retail 1.5%
Ross Stores, Inc. 79,890 6,732,330
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a) 6,255 5,670,390
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren Corp.(a) 34,946 2,967,964
Tobacco 1.0%
Altria Group, Inc. 109,163 4,408,002
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc.,
Class B 68,486 2,638,100
Total Common Stocks
(cost $426,834,108) 416,425,584
Master Limited Partnership 2.4%
Oil, Gas & Consumable Fuels 2.4%
Enterprise Products Partners
LP 463,303 11,017,346
Total Master Limited Partnership
(cost  $10,603,189)
11,017,346
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,991,611, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $3,050,667.(b) 2,990,850 2,990,850
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,603,763, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $3,674,904.(b) 3,602,847 3,602,847
Total Repurchase Agreements
(cost $6,593,697) 6,593,697
Total Investments
(cost $444,030,994) — 96.1% 434,036,627
Other assets in excess of liabilities — 3.9% 17,812,527
NET ASSETS — 100.0%
$ 451,849,154
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $30,348,378, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,593,697 and by
$25,262,018 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $31,855,715.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$6,593,697.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

NVIT BlackRock Equity Dividend Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BlackRock Equity Dividend Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,701,114 $ 8,126,705 $ – $ 12,827,819
Auto Components 2,311,334 – – 2,311,334
Automobiles 10,269,987 – – 10,269,987
Banks 50,503,025 – – 50,503,025
Beverages 5,026,547 – – 5,026,547
Capital Markets 5,819,785 – – 5,819,785
Chemicals 4,604,593 – – 4,604,593
Communications Equipment 10,308,320 – – 10,308,320
Consumer Finance 2,309,596 – – 2,309,596
Containers & Packaging 3,959,877 – – 3,959,877
Diversified Financial Services 5,480,783 – – 5,480,783
Diversified Telecommunication Services 7,408,858 – – 7,408,858
Electric Utilities 5,260,436 – – 5,260,436
Entertainment 2,979,622 – – 2,979,622
Food & Staples Retailing 6,290,450 – – 6,290,450
Food Products 3,816,259 – – 3,816,259
Health Care Equipment & Supplies 22,888,579 5,733,288 – 28,621,867
Health Care Providers & Services 40,966,124 – – 40,966,124
Household Durables 3,280,887 4,158,734 – 7,439,621
Industrial Conglomerates – 3,723,184 – 3,723,184
Insurance 25,742,655 3,058,566 – 28,801,221
IT Services 31,432,258 – – 31,432,258
Machinery 1,142,097 4,303,971 – 5,446,068
Media 12,990,899 – – 12,990,899
Multiline Retail 4,948,791 – – 4,948,791
Multi-Utilities 10,467,838 – – 10,467,838
Oil, Gas & Consumable Fuels 13,171,914 15,494,493 – 28,666,407
Personal Products 9,207,671 – – 9,207,671
Pharmaceuticals 2,312,412 23,301,658 – 25,614,070
Professional Services 6,962,244 – – 6,962,244
Road & Rail 1,812,995 – – 1,812,995
Semiconductors & Semiconductor
Equipment 2,248,948 – – 2,248,948
Software 5,481,301 – – 5,481,301
Specialty Retail 6,732,330 – – 6,732,330
Technology Hardware, Storage & Peripherals – 5,670,390 – 5,670,390
Textiles, Apparel & Luxury Goods 2,967,964 – – 2,967,964
Tobacco 4,408,002 – – 4,408,002
Wireless Telecommunication Services 2,638,100 – – 2,638,100
Total Common Stocks $ 342,854,595 $ 73,570,989 $ – $ 416,425,584
Master Limited Partnership 11,017,346 – – 11,017,346
Repurchase Agreements – 6,593,697 – 6,593,697
Total $ 353,871,941 $ 80,164,686 $ – $ 434,036,627
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Neuberger Berman Multi Cap Opportunities Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 3.1%
Raytheon Technologies Corp. 72,000 5,893,920
Banks 2.8%
JPMorgan Chase & Co. 52,000 5,434,000
Capital Markets 8.3%
Brookfield Asset Management,
Inc., Class A 186,000 7,605,540
Charles Schwab Corp. (The) 75,000 5,390,250
Intercontinental Exchange, Inc. 33,000 2,981,550
15,977,340
Chemicals 1.4%
Sherwin-Williams Co. (The) 13,000 2,661,750
Communications Equipment 6.4%
Cisco Systems, Inc. 103,000 4,120,000
Motorola Solutions, Inc. 36,000 8,062,920
12,182,920
Construction Materials 1.5%
Eagle Materials, Inc. 27,000 2,893,860
Containers & Packaging 5.0%
Ball Corp. 70,000 3,382,400
Graphic Packaging Holding
Co. 317,000 6,257,580
9,639,980
Diversified Financial Services 7.1%
Apollo Global Management,
Inc. 62,000 2,883,000
Berkshire Hathaway, Inc.,
Class B* 40,500 10,814,310
13,697,310
Electrical Equipment 1.5%
Rockwell Automation, Inc. 13,500 2,903,985
Entertainment 1.4%
Walt Disney Co. (The)* 29,000 2,735,570
Food & Staples Retailing 3.9%
BJ's Wholesale Club Holdings,
Inc.* 50,000 3,640,500
US Foods Holding Corp.* 145,000 3,833,800
7,474,300
Food Products 3.0%
Lamb Weston Holdings, Inc. 22,000 1,702,360
Mondelez International, Inc.,
Class A 61,000 3,344,630
Simply Good Foods Co. (The)* 20,000 639,800
5,686,790
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co. 13,500 3,008,205
Health Care Providers & Services 3.6%
HCA Healthcare, Inc. 37,000 6,800,230
Hotels, Restaurants & Leisure 6.3%
Aramark 165,000 5,148,000
Booking Holdings, Inc.* 1,200 1,971,852
McDonald's Corp. 21,500 4,960,910
12,080,762
Common Stocks
Shares Value ($)
Household Products 0.4%
WD-40 Co. 4,000 702,960
Independent Power and Renewable Electricity Producers
1.4%
Brookfield Renewable Corp. 83,000 2,712,440
Insurance 2.8%
Chubb Ltd. 29,000 5,274,520
Interactive Media & Services 4.1%
Alphabet, Inc., Class C* 82,000 7,884,300
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.* 48,000 5,424,000
IT Services 1.1%
PayPal Holdings, Inc.* 24,500 2,108,715
Leisure Products 0.8%
Brunswick Corp. 23,000 1,505,350
Machinery 5.2%
Deere & Co. 7,500 2,504,175
Nordson Corp. 18,000 3,820,860
Stanley Black & Decker, Inc. 19,000 1,428,990
Westinghouse Air Brake
Technologies Corp. 28,000 2,277,800
10,031,825
Pharmaceuticals 2.4%
Pfizer, Inc. 105,000 4,594,800
Road & Rail 3.2%
CSX Corp. 228,000 6,073,920
Semiconductors & Semiconductor Equipment 0.9%
QUALCOMM, Inc. 15,000 1,694,700
Software 4.6%
Microsoft Corp. 38,000 8,850,200
Specialty Retail 3.6%
Lowe's Cos., Inc. 22,000 4,131,820
TJX Cos., Inc. (The) 43,000 2,671,160
6,802,980
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. 66,000 9,121,200
Textiles, Apparel & Luxury Goods 2.1%
Columbia Sportswear Co. 22,000 1,480,600
NIKE, Inc., Class B 31,000 2,576,720
4,057,320
Wireless Telecommunication Services 2.5%
T-Mobile US, Inc.* 36,000 4,830,120
Total Investments
(cost $124,815,708) — 99.6% 190,740,272
Other assets in excess of liabilities — 0.4% 857,395
NET ASSETS — 100.0%
$ 191,597,667
* Denotes a non-income producing security.

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Neuberger Berman Multi Cap Opportunities Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 190,740,272 $ – $ – $ 190,740,272
Total $ 190,740,272 $ – $ – $ 190,740,272
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.2%
Spirit AeroSystems Holdings,
Inc., Class A 61,690 1,352,245
Air Freight & Logistics 2.6%
CH Robinson Worldwide, Inc.
(a) 75,716 7,292,208
Expeditors International of
Washington, Inc. 68,492 6,048,528
United Parcel Service, Inc.,
Class B 15,618 2,522,932
15,863,668
Airlines 0.2%
United Airlines Holdings, Inc.* 32,066 1,043,107
Banks 2.9%
Citigroup, Inc. 21,161 881,779
First Citizens BancShares ,
Inc., Class A 860 685,790
JPMorgan Chase & Co. 66,778 6,978,301
Signature Bank 1,021 154,171
SVB Financial Group* 5,878 1,973,715
Wells Fargo & Co. 165,295 6,648,165
Western Alliance Bancorp(a) 4,937 324,558
17,646,479
Beverages 3.9%
Brown-Forman Corp., Class B 4,946 329,255
Coca-Cola Co. (The) 114,567 6,418,044
Monster Beverage Corp.* 88,768 7,719,265
PepsiCo, Inc. 56,889 9,287,698
23,754,262
Biotechnology 5.0%
AbbVie, Inc. 10,795 1,448,797
Amgen, Inc. 38,956 8,780,682
Biogen, Inc.* 8,424 2,249,208
Moderna , Inc.* 4,428 523,611
Regeneron Pharmaceuticals,
Inc.* 15,658 10,786,327
United Therapeutics Corp.* 13,080 2,738,690
Vertex Pharmaceuticals, Inc.* 14,951 4,328,913
30,856,228
Building Products 0.2%
Carrier Global Corp. 27,047 961,791
Capital Markets 3.9%
BlackRock, Inc. 2,648 1,457,141
Charles Schwab Corp. (The) 109,395 7,862,218
CME Group, Inc. 19,698 3,489,107
LPL Financial Holdings, Inc. 38,741 8,464,134
MarketAxess Holdings, Inc. 2,112 469,899
T. Rowe Price Group, Inc.(a) 22,170 2,328,072
24,070,571
Chemicals 4.6%
Air Products & Chemicals, Inc. 4,353 1,013,074
Celanese Corp. 34,436 3,110,948
CF Industries Holdings, Inc. 18,817 1,811,136
Chemours Co. (The) 74,432 1,834,749
Corteva , Inc. 41,820 2,390,013
Ecolab, Inc. 48,904 7,062,716
Common Stocks
Shares Value ($)
Chemicals
LyondellBasell Industries NV,
Class A 108,863 8,195,207
Olin Corp. 5,691 244,030
PPG Industries, Inc. 11,451 1,267,511
Sherwin-Williams Co. (The) 7,202 1,474,609
28,403,993
Commercial Services & Supplies 3.0%
Copart , Inc.* 15,158 1,612,811
Republic Services, Inc. 46,426 6,315,793
Waste Management, Inc. 63,354 10,149,945
18,078,549
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 4,102,440
Containers & Packaging 0.5%
AptarGroup, Inc. 2,115 200,989
Ball Corp.(a) 3,635 175,643
Packaging Corp. of America 14,863 1,668,966
Westrock Co. 35,736 1,103,885
3,149,483
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc. 187,113 7,104,681
Electric Utilities 4.1%
Alliant Energy Corp. 5,271 279,310
American Electric Power Co.,
Inc. 50,073 4,328,811
Avangrid , Inc. 36,454 1,520,132
Duke Energy Corp. 44,721 4,159,947
Evergy , Inc. 38,619 2,293,969
Eversource Energy 42,108 3,282,740
IDACORP, Inc. 11,736 1,161,981
Pinnacle West Capital Corp. 51,644 3,331,554
Xcel Energy, Inc. 76,481 4,894,784
25,253,228
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 3,499,100
Emerson Electric Co. 3,482 254,952
Rockwell Automation, Inc. 8,297 1,784,767
5,538,819
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 4,939 330,715
Entertainment 0.3%
Electronic Arts, Inc. 8,931 1,033,406
Take-Two Interactive Software,
Inc.* 5,816 633,944
1,667,350
Equity Real Estate Investment Trusts (REITs) 0.9%
Life Storage, Inc. 7,929 878,216
Public Storage 16,657 4,877,336
5,755,552
Food & Staples Retailing 3.0%
Costco Wholesale Corp. 18,820 8,888,122
Walmart, Inc. 71,482 9,271,215
18,159,337
Food Products 5.9%
Archer-Daniels-Midland Co. 8,856 712,465

NVIT AQR Large Cap Defensive Style Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co.(a) 19,202 904,798
Flowers Foods, Inc. 112,210 2,770,465
General Mills, Inc.(a) 50,887 3,898,453
Hershey Co. (The) 43,957 9,691,200
Hormel Foods Corp.(a) 152,248 6,918,149
J M Smucker Co. (The) 16,201 2,226,179
Kellogg Co. 17,824 1,241,620
McCormick & Co., Inc.
(Non-Voting) 33,254 2,370,013
Mondelez International, Inc.,
Class A 95,057 5,211,975
35,945,317
Health Care Equipment & Supplies 2.5%
Abbott Laboratories 84,286 8,155,513
Becton Dickinson and Co. 12,973 2,890,774
Medtronic plc 32,422 2,618,076
Stryker Corp. 9,439 1,911,775
15,576,138
Health Care Providers & Services 3.0%
Chemed Corp. 6,155 2,687,027
Elevance Health, Inc. 9,894 4,494,250
Quest Diagnostics, Inc. 10,333 1,267,756
UnitedHealth Group, Inc. 19,024 9,607,881
18,056,914
Hotels, Restaurants & Leisure 0.2%
Carnival Corp.*(a) 203,029 1,427,294
Household Durables 0.3%
Garmin Ltd. 20,795 1,670,046
Household Products 3.5%
Church & Dwight Co., Inc. 34,129 2,438,176
Clorox Co. (The) 41,477 5,325,232
Colgate-Palmolive Co. 76,648 5,384,522
Kimberly-Clark Corp. 1,731 194,807
Procter & Gamble Co. (The) 66,288 8,368,860
21,711,597
Industrial Conglomerates 0.6%
3M Co. 25,461 2,813,441
Honeywell International, Inc. 6,562 1,095,657
3,909,098
Insurance 5.0%
Allstate Corp. (The) 29,593 3,685,216
Aon plc, Class A 1,560 417,877
Brighthouse Financial, Inc.* 34,279 1,488,394
Chubb Ltd. 15,976 2,905,715
Erie Indemnity Co., Class A 4,547 1,010,843
Everest Re Group Ltd. 5,518 1,448,144
Marsh & McLennan Cos., Inc. 21,592 3,223,470
Progressive Corp. (The) 74,876 8,701,340
Travelers Cos., Inc. (The) 25,638 3,927,742
Unum Group 98,751 3,831,539
30,640,280
Interactive Media & Services 1.5%
Alphabet, Inc., Class A* 58,060 5,553,439
IAC, Inc.* 3,033 167,968
Meta Platforms, Inc., Class A* 27,559 3,739,205
9,460,612
Common Stocks
Shares Value ($)
IT Services 3.0%
Accenture plc, Class A 14,065 3,618,925
Automatic Data Processing,
Inc. 13,213 2,988,649
Concentrix Corp. 10,883 1,214,869
Euronet Worldwide, Inc.* 11,294 855,633
Mastercard , Inc., Class A 8,059 2,291,496
Paychex, Inc. 2,348 263,469
Visa, Inc., Class A(a) 40,520 7,198,378
18,431,419
Life Sciences Tools & Services 4.7%
Agilent Technologies, Inc. 3,763 457,393
Bio-Rad Laboratories, Inc.,
Class A* 5,527 2,305,533
Bio- Techne Corp. 1,164 330,576
Charles River Laboratories
International, Inc.* 2,189 430,795
Danaher Corp. 13,614 3,516,360
Illumina, Inc.* 6,152 1,173,740
Mettler -Toledo International,
Inc.* 5,499 5,961,576
PerkinElmer, Inc. 31,658 3,809,407
QIAGEN NV* 5,163 213,129
Thermo Fisher Scientific, Inc. 17,616 8,934,659
Waters Corp.* 4,579 1,234,178
West Pharmaceutical
Services, Inc. 1,191 293,081
28,660,427
Machinery 1.4%
Caterpillar, Inc. 20,686 3,394,159
IDEX Corp. 6,181 1,235,273
Illinois Tool Works, Inc. 23,267 4,203,183
8,832,615
Media 0.7%
Charter Communications, Inc.,
Class A* 5,977 1,813,123
New York Times Co. (The),
Class A 93,951 2,701,091
4,514,214
Metals & Mining 0.9%
Alcoa Corp. 53,648 1,805,792
Newmont Corp. 78,701 3,307,803
Royal Gold, Inc. 3,893 365,241
5,478,836
Multiline Retail 1.0%
Dollar General Corp. 2,901 695,834
Target Corp. 38,141 5,659,743
6,355,577
Multi-Utilities 4.0%
Ameren Corp. 60,196 4,848,788
Consolidated Edison, Inc. 37,368 3,204,680
Dominion Energy, Inc. 51,756 3,576,857
DTE Energy Co. 37,547 4,319,782
Public Service Enterprise
Group, Inc. 55,811 3,138,252
WEC Energy Group, Inc. 59,197 5,293,988
24,382,347

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 5.2%
ConocoPhillips 27,796 2,844,643
Coterra Energy, Inc.(a) 43,458 1,135,123
Devon Energy Corp. 54,718 3,290,193
EOG Resources, Inc. 65,744 7,345,577
Exxon Mobil Corp. 17,250 1,506,098
Hess Corp. 5,279 575,358
Marathon Oil Corp. 279,518 6,311,516
Marathon Petroleum Corp. 34,436 3,420,528
Occidental Petroleum Corp.(a) 74,093 4,553,015
Phillips 66(a) 12,246 988,497
31,970,548
Personal Products 0.5%
Estee Lauder Cos., Inc. (The),
Class A 15,182 3,277,794
Pharmaceuticals 4.5%
Eli Lilly & Co. 22,817 7,377,877
Johnson & Johnson 53,952 8,813,599
Merck & Co., Inc. 89,891 7,741,413
Pfizer, Inc. 72,491 3,172,206
Zoetis, Inc. 2,828 419,364
27,524,459
Professional Services 0.8%
FTI Consulting, Inc.*(a) 9,406 1,558,668
Robert Half International, Inc. 44,233 3,383,825
4,942,493
Road & Rail 2.6%
AMERCO 4,562 2,323,061
JB Hunt Transport Services,
Inc. 22,716 3,553,237
Landstar System, Inc.(a) 27,300 3,941,301
Old Dominion Freight Line,
Inc.(a) 17,387 4,325,364
Union Pacific Corp. 9,445 1,840,075
15,983,038
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. 3,981 1,767,604
Texas Instruments, Inc. 22,233 3,441,224
5,208,828
Software 2.4%
Dolby Laboratories, Inc., Class
A 3,451 224,833
Intuit, Inc. 3,833 1,484,598
Microsoft Corp. 34,828 8,111,441
NortonLifeLock , Inc. 75,468 1,519,925
Oracle Corp. 47,828 2,920,856
Tyler Technologies, Inc.* 802 278,695
14,540,348
Specialty Retail 2.7%
AutoZone, Inc.* 4,133 8,852,597
Home Depot, Inc. (The) 25,156 6,941,546
O'Reilly Automotive, Inc.* 1,374 966,403
16,760,546
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., Class B 15,532 1,291,020
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 196,729
Tobacco 0.7%
Altria Group, Inc. 23,615 953,574
Philip Morris International, Inc. 43,221 3,587,775
4,541,349
Trading Companies & Distributors 0.1%
Air Lease Corp. 21,286 660,079
Water Utilities 0.1%
American Water Works Co.,
Inc. 1,292 168,167
Essential Utilities, Inc. 4,199 173,754
341,921
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.* 69,704 9,352,186
Total Common Stocks
(cost $498,933,468) 604,736,567
Repurchase Agreement 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$903,443, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $921,277.(b) 903,213 903,213
Total Repurchase Agreement
(cost $903,213) 903,213
Total Investments
(cost $499,836,681) — 98.7% 605,639,780
Other assets in excess of liabilities — 1.3% 7,881,099
NET ASSETS — 100.0%
$ 613,520,879
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $41,851,097, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $903,213 and by
$42,851,888 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.00%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $43,755,101.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $903,213.
REIT Real Estate Investment Trust

NVIT AQR Large Cap Defensive Style Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 22 12/2022 USD 3,961,650 (463,947)
Net contracts (463,947)
As of September 30, 2022, the Fund had $220,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 604,736,567 $ – $ – $ 604,736,567
Repurchase Agreement – 903,213 – 903,213
Total Assets $ 604,736,567 $ 903,213 $ – $ 605,639,780
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (463,947) $ – $ – $ (463,947)
Total Liabilities $ (463,947) $ – $ – $ (463,947)
Total $ 604,272,620 $ 903,213 $ – $ 605,175,833

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (463,947)
Total $ (463,947)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings,
Inc.* 36,477 1,458,715
Air Freight & Logistics 0.9%
Expeditors International of
Washington, Inc. 23,432 2,069,280
Airlines 0.1%
Delta Air Lines, Inc.* 10,360 290,702
Automobiles 1.7%
Tesla, Inc.* 14,235 3,775,834
Banks 0.7%
Western Alliance Bancorp 23,396 1,538,053
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A*(a) 3,725 1,205,596
Biotechnology 6.0%
ACADIA Pharmaceuticals,
Inc.* 14,350 234,766
Exelixis , Inc.* 66,504 1,042,783
Incyte Corp.* 36,717 2,446,821
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,658,979
PTC Therapeutics, Inc.*(a) 26,443 1,327,439
Sarepta Therapeutics, Inc.*(a) 17,010 1,880,285
Seagen , Inc.* 14,121 1,932,176
Ultragenyx Pharmaceutical,
Inc.* 2,480 102,697
Vertex Pharmaceuticals, Inc.* 10,056 2,911,614
13,537,560
Capital Markets 3.6%
FactSet Research Systems,
Inc. 5,492 2,197,404
LPL Financial Holdings, Inc. 10,945 2,391,264
MarketAxess Holdings, Inc.(a) 7,534 1,676,240
Raymond James Financial,
Inc.(a) 18,086 1,787,258
8,052,166
Chemicals 0.1%
CF Industries Holdings, Inc. 3,146 302,803
Communications Equipment 1.2%
Arista Networks, Inc.*(a) 23,509 2,653,931
Construction Materials 0.1%
Eagle Materials, Inc. 2,584 276,953
Consumer Finance 0.8%
American Express Co. 12,475 1,683,002
Containers & Packaging 0.9%
Ball Corp.(a) 41,132 1,987,498
Diversified Consumer Services 0.2%
Chegg , Inc.*(a) 21,220 447,105
Electrical Equipment 0.8%
Vertiv Holdings Co. 193,360 1,879,459
Electronic Equipment, Instruments & Components 1.0%
Jabil, Inc.(a) 38,819 2,240,245
Entertainment 1.4%
Netflix, Inc.* 13,186 3,104,512
Common Stocks
Shares Value ($)
Entertainment
Playtika Holding Corp.* 12,050 113,149
3,217,661
Equity Real Estate Investment Trusts (REITs) 0.9%
Camden Property Trust 16,185 1,933,298
Food Products 1.1%
Lamb Weston Holdings, Inc. 31,400 2,429,732
Health Care Equipment & Supplies 0.2%
Inspire Medical Systems, Inc.* 2,420 429,235
Health Care Providers & Services 6.6%
Cigna Corp. 13,812 3,832,416
HCA Healthcare, Inc. 11,670 2,144,829
Humana, Inc. 8,995 4,364,284
McKesson Corp. 10,808 3,673,315
UnitedHealth Group, Inc. 1,360 686,854
14,701,698
Health Care Technology 0.4%
Evolent Health, Inc., Class
A*(a) 21,721 780,436
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.* 1,475 2,423,735
Expedia Group, Inc.* 4,470 418,794
Hilton Worldwide Holdings,
Inc. 19,944 2,405,645
SeaWorld Entertainment, Inc.* 3,664 166,749
Travel + Leisure Co. 47,269 1,612,818
7,027,741
Household Durables 0.2%
Skyline Champion Corp.* 4,456 235,589
Sonos , Inc.* 10,602 147,368
382,957
Household Products 0.8%
Clorox Co. (The) 14,573 1,871,027
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 93,145 1,956,045
Insurance 2.3%
Everest Re Group Ltd. 6,165 1,617,942
Lincoln National Corp. 27,992 1,229,129
RenaissanceRe Holdings Ltd. 16,095 2,259,577
5,106,648
Interactive Media & Services 7.9%
Alphabet, Inc., Class C* 162,093 15,585,242
Meta Platforms, Inc., Class A* 15,562 2,111,452
17,696,694
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.* 85,198 9,627,374
IT Services 3.7%
CSG Systems International,
Inc. 20,941 1,107,360
EPAM Systems, Inc.* 853 308,948
GoDaddy , Inc., Class A* 30,883 2,188,987
Snowflake, Inc., Class A*(a) 1,389 236,075
VeriSign, Inc.* 12,881 2,237,430
WEX, Inc.* 4,213 534,798

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services
Wix.com Ltd.* 22,422 1,754,073
8,367,671
Life Sciences Tools & Services 0.5%
Medpace Holdings, Inc.*(a) 7,466 1,173,431
Machinery 1.1%
AGCO Corp. 1,457 140,120
Allison Transmission Holdings,
Inc. 68,932 2,327,144
2,467,264
Metals & Mining 0.1%
MP Materials Corp.*(a) 5,526 150,860
Multiline Retail 1.7%
Target Corp. 25,945 3,849,979
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy, Inc. 24,632 4,086,695
Delek US Holdings, Inc. 11,121 301,824
4,388,519
Paper & Forest Products 0.8%
Louisiana-Pacific Corp.(a) 36,934 1,890,651
Professional Services 0.9%
Insperity , Inc.(a) 19,607 2,001,679
Real Estate Management & Development 0.2%
Zillow Group, Inc., Class A* 18,380 526,219
Road & Rail 0.3%
Lyft, Inc., Class A*(a) 53,828 708,915
Semiconductors & Semiconductor Equipment 3.5%
Impinj , Inc.* 2,440 195,273
Lam Research Corp. 9,334 3,416,244
Micron Technology, Inc. 48,020 2,405,802
ON Semiconductor Corp.* 3,214 200,329
Semtech Corp.* 44,321 1,303,481
Teradyne, Inc.(a) 4,081 306,687
7,827,816
Software 17.1%
Atlassian Corp. plc, Class A* 12,543 2,641,430
Box, Inc., Class A* 72,224 1,761,543
CommVault Systems, Inc.* 32,587 1,728,414
Crowdstrike Holdings, Inc.,
Class A* 16,687 2,750,184
DocuSign, Inc.*(a) 21,766 1,163,828
Dropbox, Inc., Class A*(a) 39,311 814,524
Fortinet, Inc.* 68,840 3,382,109
Informatica , Inc., Class A*(a) 51,019 1,023,951
Jamf Holding Corp.*(a) 15,236 337,630
Microsoft Corp. 66,562 15,502,290
New Relic, Inc.* 6,849 392,996
Nutanix , Inc., Class A*(a) 72,077 1,501,364
Palo Alto Networks, Inc.* 5,676 929,672
Pegasystems , Inc.(a) 25,777 828,473
Qualys , Inc.*(a) 8,928 1,244,474
Splunk , Inc.* 4,513 339,378
Tenable Holdings, Inc.* 23,542 819,262
Zscaler , Inc.*(a) 7,573 1,244,774
38,406,296
Common Stocks
Shares Value ($)
Specialty Retail 4.8%
AutoZone, Inc.* 1,725 3,694,829
O'Reilly Automotive, Inc.* 5,025 3,534,334
Tractor Supply Co. 13,396 2,490,049
Ulta Beauty, Inc.* 2,344 940,389
10,659,601
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc. 136,373 18,846,749
Dell Technologies, Inc., Class
C 39,538 1,351,013
NetApp, Inc. 3,284 203,115
Pure Storage, Inc., Class A* 28,480 779,498
21,180,375
Trading Companies & Distributors 1.0%
Boise Cascade Co. 32,242 1,917,109
GMS, Inc.* 8,846 353,929
2,271,038
Total Common Stocks
(cost $185,771,289) 216,429,762
Repurchase Agreements 0.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$719,492, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $733,695.(b) 719,309 719,309
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price $79,321,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$80,925.(b) 79,300 79,300

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,851, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value $3,927.
(b) 3,850 3,850
Total Repurchase Agreements
(cost $802,459) 802,459
Total Investments
(cost $186,573,748) — 97.0% 217,232,221
Other assets in excess of liabilities — 3.0% 6,760,370
NET ASSETS — 100.0%
$ 223,992,591
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $21,663,030, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $802,459 and by
$21,566,013 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $22,368,472.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $802,459.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Air Transport
Services Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 31,153 6,873 6,873
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,639 59,773 59,773
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 24,898 78,429 78,429
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 7,467 2,837 2,837
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,780 5,921 5,921

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Applied Industrial
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,192 – –
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 35,687 67,092 67,092
Arch Resources, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,719 16,642 16,642
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,600 6,942 6,942
Asbury Automotive
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,399 34,716 34,716
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 9,104 16,660 16,660
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 157 228 228
ATI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 26,427 52,590 52,590
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 34,191 34,875 34,875
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,609 31,437 31,437
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,447 7,382 7,382
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,697 119 119
Broadridge Financial
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,353 11,963 11,963
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 17,089 38,279 38,279
Cargurus , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 28,996 15,948 15,948
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,141 288,476 288,476
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 32,939 216,409 216,409
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,285 13,136 13,136
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 17,646 45,527 45,527

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 45,460 24,548 24,548
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,019 38,646 38,646
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 50,173 25,086 25,086
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,061 24,542 24,542
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 12,321 17,804 17,804
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,875 13,369 13,369
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 2,855 2,855
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 13,334 66,137 66,137
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,058 6,734 6,734
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 12,633 57,228 57,228
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 30,604 61,514 61,514
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 26,797 32,960 32,960
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,178 43,726 43,726
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,389 15,812 15,812
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 2,859 15,179 15,179
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,034 1,403 1,403
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 30,767 67,380 67,380
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,779 40,206 40,206
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 38,455 13,844 13,844

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,485 57,975 57,975
Liberty Media Corp-
Liberty SiriusXM
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 29,059 4,068 4,068
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,088 9,040 9,040
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,825 23,256 23,256
Medpace Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,111 1,604 1,604
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 122,700 88,344 88,344
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 37,849 50,718 50,718
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 12,351 10,128 10,128
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,821 39,465 39,465
NexTier Oilfield
Solutions, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,252 728 728
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 65,562 215,043 215,043
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,732 6,882 6,882
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 15,193 14,129 14,129
Oxford Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 7,571 – –
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 36,140 28,189 28,189
PJT Partners, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,745 1,071 1,071
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,103 4,624 4,624
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 3,657 39,971 39,971
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 13,467 40,670 40,670

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Progyny , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,854 33,877 33,877
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 10,672 16,968 16,968
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,487 79,778 79,778
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 45,720 25,146 25,146
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,396 43,301 43,301
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,697 28,085 28,085
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 3,813 3,813
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 6,849 11,369 11,369
ResMed , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,480 2,016 2,016
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,633 1,659 1,659
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 23,511 28,213 28,213
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 25,160 11,574 11,574
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 97,380 20,450 20,450
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 5,962 30,943 30,943
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 23,364 66,587 66,587
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,213 22,908 22,908
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 8,302 32,793 32,793
Verra Mobility Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 46,090 22,584 22,584
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,642 52,147 52,147

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 78,766 22,842 22,842
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 931 4,953 4,953
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 6,989 57,659 57,659
World Wrestling
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,379 12,568 12,568
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 25,691 43,161 43,161
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 16,167 45,753 45,753
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,232 20,306 20,306
– –
Total unrealized appreciation 2,998,585 2,998,585
– –
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 43,119 (18,541) (18,541)
Aerojet Rocketdyne
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 19,530 (7,812) (7,812)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 21,573 (23,515) (23,515)
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,353 (1,835) (1,835)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,032 (9,327) (9,327)
Aon plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,468 (40,463) (40,463)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,866 (149,760) (149,760)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 3,825 (14,535) (14,535)
Armstrong World
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,623 (24,768) (24,768)
Atlassian Corp. plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,007 (37,803) (37,803)
Axcelis
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,034 (6,129) (6,129)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Axonics , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,900 (2,067) (2,067)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 899 (75,219) (75,219)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 1,816 (19,141) (19,141)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,717 (1,408) (1,408)
Certara , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 14,713 (147) (147)
CF Industries
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 25,173 (89,616) (89,616)
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 9,075 (8,122) (8,122)
Delek US Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 59,369 (34,434) (34,434)
Delta Air Lines, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 68,419 (97,839) (97,839)
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,986 (18,374) (18,374)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 73,847 (739) (739)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 (55,661) (55,661)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 51,160 (26,092) (26,092)
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 20,117 (44,660) (44,660)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 (2,705) (2,705)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,620 (7,925) (7,925)
HCA Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,473 (30,594) (30,594)
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,782 (16,768) (16,768)
Impinj , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,940 (17,415) (17,415)

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 (1,852) (1,852)
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 10,421 (7,295) (7,295)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,204 (799) (799)
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 3,017 (8,810) (8,810)
Jamf Holding Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 13,112 (11,014) (11,014)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 427 (5,946) (5,946)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,820 (25,062) (25,062)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 3,565 (927) (927)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 42,774 (56,889) (56,889)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,908 (94,334) (94,334)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 8,755 (32,919) (32,919)
Murphy USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 12,060 (26,773) (26,773)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,693 (60,482) (60,482)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,238 (21,843) (21,843)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 36,715 (20,560) (20,560)
Palo Alto Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 18,717 (56,338) (56,338)
PBF Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 30,054 (8,415) (8,415)
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,720 (49,398) (49,398)
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,629 (56,065) (56,065)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 17,229 (16,884) (16,884)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 46,872 (13,593) (13,593)
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,810 (23,088) (23,088)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,242 (9,488) (9,488)
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 (28,824) (28,824)
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 19,375 (3,294) (3,294)
Skyline Champion
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,493 (5,809) (5,809)
Sonos , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 64,105 (31,411) (31,411)
Splunk , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,340 (159,879) (159,879)
TechTarget , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,527 (7,516) (7,516)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,633 (4,748) (4,748)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 24,135 (89,058) (89,058)
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 47,650 (20,490) (20,490)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,861 (312,704) (312,704)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,074 (13,120) (13,120)
Ulta Beauty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,493 (36,034) (36,034)
UnitedHealth Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 767 (6,265) (6,265)
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 37,999 (23,559) (23,559)
WEX, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,399 (12,135) (12,135)

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zillow Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 19,524 (23,429) (23,429)
Zscaler , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,417 (15,069) (15,069)
– –
Total unrealized depreciation (2,285,532) (2,285,532)
– –
Net unrealized appreciation 713,053 713,053
Financing Costs of Swap Contracts (41,500) (41,500)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 671,553 671,553
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 216,429,762 $ – $ – $ 216,429,762
Repurchase Agreements – 802,459 – 802,459
Total Return Swaps† – 2,998,585 – 2,998,585
Total Assets $ 216,429,762 $ 3,801,044 $ – $ 220,230,806
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (2,327,032) $ – $ (2,327,032)
Total Liabilities $ – $ (2,327,032) $ – $ (2,327,032)
Total $ 216,429,762 $ 1,474,012 $ – $ 217,903,774
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,998,585
Total $ 2,998,585
Liabilities:
Swap Contracts†
Equity risk
Swap contracts, at value $ (2,327,032)
Total $ (2,327,032)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.2%
Shares Value ($)
Aerospace & Defense 1.7%
Huntington Ingalls Industries,
Inc. 13,068 2,894,562
Textron, Inc. 38,950 2,269,227
5,163,789
Air Freight & Logistics 0.2%
FedEx Corp.(a) 4,700 697,809
Airlines 1.0%
Alaska Air Group, Inc.* 39,300 1,538,595
Southwest Airlines Co.* 47,557 1,466,658
3,005,253
Auto Components 1.8%
Aptiv plc* 21,346 1,669,471
BorgWarner, Inc. 105,749 3,320,519
Cie Generale des
Etablissements Michelin
SCA 21,370 476,100
5,466,090
Banks 4.4%
First Citizens BancShares ,
Inc., Class A(a) 2,389 1,905,060
First Hawaiian, Inc.(a) 58,037 1,429,451
First Republic Bank 6,900 900,795
Huntington Bancshares, Inc.
(a) 87,900 1,158,522
Prosperity Bancshares, Inc. 47,295 3,153,631
Truist Financial Corp. 34,735 1,512,362
US Bancorp 15,948 643,023
Westamerica Bancorp(a) 10,974 573,831
Zions Bancorp NA 46,250 2,352,275
13,628,950
Beverages 0.5%
Molson Coors Beverage Co.,
Class B 34,860 1,672,931
Biotechnology 0.2%
United Therapeutics Corp.* 2,715 568,467
Building Products 0.9%
Builders FirstSource , Inc.* 12,700 748,284
Cie de Saint-Gobain 20,613 735,139
Owens Corning 16,400 1,289,204
2,772,627
Capital Markets 2.9%
Ameriprise Financial, Inc. 3,367 848,316
Bank of New York Mellon
Corp. (The) 112,116 4,318,708
Northern Trust Corp. 28,523 2,440,428
T. Rowe Price Group, Inc.(a) 14,521 1,524,850
9,132,302
Chemicals 2.6%
Akzo Nobel NV 15,425 869,910
Axalta Coating Systems Ltd.* 38,472 810,220
Corteva , Inc. 22,600 1,291,590
Mosaic Co. (The) 17,900 865,107
Olin Corp. 29,300 1,256,384
RPM International, Inc.(a) 18,425 1,534,987
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 17,250 1,498,680
8,126,878
Commercial Services & Supplies 0.4%
Republic Services, Inc. 9,447 1,285,170
Communications Equipment 0.9%
F5, Inc.* 7,466 1,080,554
Juniper Networks, Inc. 14,209 371,139
Motorola Solutions, Inc. 5,925 1,327,023
2,778,716
Construction & Engineering 0.2%
Vinci SA 9,163 736,022
Consumer Finance 0.4%
Ally Financial, Inc. 41,820 1,163,851
Containers & Packaging 4.0%
Amcor plc 53,466 573,690
AptarGroup, Inc.(a) 17,500 1,663,025
Avery Dennison Corp. 11,675 1,899,522
Berry Global Group, Inc.*(a) 8,820 410,395
Crown Holdings, Inc. 19,000 1,539,570
Graphic Packaging Holding
Co. 71,920 1,419,701
Packaging Corp. of America 28,113 3,156,809
Sealed Air Corp. 27,000 1,201,770
Sonoco Products Co.(a) 9,426 534,737
12,399,219
Distributors 0.6%
LKQ Corp. 38,455 1,813,153
Diversified Telecommunication Services 0.4%
Liberty Global plc, Class A* 89,440 1,394,370
Electric Utilities 3.3%
Alliant Energy Corp. 35,600 1,886,444
Duke Energy Corp. 999 92,927
Edison International 26,811 1,516,967
Evergy , Inc. 30,662 1,821,323
Eversource Energy 4,367 340,451
OGE Energy Corp. 43,680 1,592,573
Pinnacle West Capital Corp. 16,781 1,082,542
Xcel Energy, Inc. 30,500 1,952,000
10,285,227
Electrical Equipment 2.0%
Atkore , Inc.* 5,456 424,531
Emerson Electric Co. 27,269 1,996,636
Hubbell, Inc. 10,306 2,298,238
nVent Electric plc 47,693 1,507,576
6,226,981
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A 29,200 1,955,232
Flex Ltd.* 183,900 3,063,774
TE Connectivity Ltd. 7,969 879,459
Vontier Corp. 69,069 1,154,143
7,052,608
Energy Equipment & Services 0.2%
Baker Hughes Co. 30,100 630,896
Entertainment 0.9%
Electronic Arts, Inc. 1,623 187,797

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 19,700 1,497,988
Warner Bros Discovery, Inc.* 83,740 963,010
2,648,795
Equity Real Estate Investment Trusts (REITs) 7.0%
Alexandria Real Estate
Equities, Inc. 18,400 2,579,496
American Homes 4 Rent,
Class A(a) 41,900 1,374,739
Camden Property Trust 9,200 1,098,940
Equinix , Inc. 2,146 1,220,731
Equity LifeStyle Properties,
Inc. 29,900 1,878,916
Essex Property Trust, Inc. 4,533 1,098,028
Gaming and Leisure
Properties, Inc. 27,340 1,209,522
Healthcare Realty Trust, Inc. 11,332 236,272
Healthpeak Properties, Inc. 60,238 1,380,655
JBG SMITH Properties 80,608 1,497,697
Lamar Advertising Co., Class A 25,100 2,070,499
National Retail Properties, Inc. 50,000 1,993,000
Public Storage 1,976 578,592
Realty Income Corp.(a) 20,679 1,203,518
Regency Centers Corp.(a) 21,794 1,173,607
VICI Properties, Inc. 9,989 298,172
Weyerhaeuser Co. 9,111 260,210
WP Carey, Inc. 7,030 490,694
21,643,288
Food & Staples Retailing 1.5%
Koninklijke Ahold Delhaize NV 65,912 1,678,380
Sysco Corp. 42,700 3,019,317
4,697,697
Food Products 3.1%
Archer-Daniels-Midland Co. 17,300 1,391,785
Conagra Brands, Inc. 52,206 1,703,482
J M Smucker Co. (The) 10,003 1,374,512
Kraft Heinz Co. (The) 22,680 756,378
Orkla ASA 37,434 271,805
Post Holdings, Inc.*(a) 26,960 2,208,294
Tyson Foods, Inc., Class A 28,700 1,892,191
9,598,447
Gas Utilities 1.0%
Atmos Energy Corp.(a) 2,210 225,089
Spire, Inc.(a) 25,942 1,616,965
UGI Corp. 40,695 1,315,669
3,157,723
Health Care Equipment & Supplies 3.3%
Baxter International, Inc. 10,093 543,609
Becton Dickinson and Co. 2,263 504,264
Cooper Cos., Inc. (The)(a) 6,100 1,609,790
Dentsply Sirona, Inc. 21,020 595,917
Embecta Corp.(a) 26,892 774,221
Hologic , Inc.* 32,439 2,092,964
Koninklijke Philips NV,
NYRS-NL 85,120 1,309,997
Zimmer Biomet Holdings, Inc. 27,853 2,912,031
10,342,793
Common Stocks
Shares Value ($)
Health Care Providers & Services 5.1%
AmerisourceBergen Corp. 23,110 3,127,476
Cardinal Health, Inc.(a) 7,419 494,699
Centene Corp.* 18,480 1,437,929
HCA Healthcare, Inc. 505 92,814
Henry Schein, Inc.* 25,958 1,707,258
Laboratory Corp. of America
Holdings 8,219 1,683,333
Molina Healthcare, Inc.* 4,900 1,616,216
Quest Diagnostics, Inc. 33,916 4,161,154
Universal Health Services,
Inc., Class B 16,178 1,426,576
15,747,455
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings,
Inc. 15,275 1,842,471
Sodexo SA 11,173 840,313
Yum! Brands, Inc. 20,800 2,211,872
4,894,656
Household Durables 0.4%
Newell Brands, Inc.(a) 89,700 1,245,933
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 14,080 841,594
Kimberly-Clark Corp. 12,626 1,420,930
2,262,524
Independent Power and Renewable Electricity Producers
0.5%
Vistra Corp. 76,660 1,609,860
Insurance 10.5%
Aflac, Inc. 16,529 928,930
Alleghany Corp.* 7,202 6,045,142
Allstate Corp. (The)(a) 43,361 5,399,745
American Financial Group, Inc. 16,400 2,016,052
Arch Capital Group Ltd.* 40,340 1,837,084
Chubb Ltd. 2,517 457,792
Everest Re Group Ltd. 6,750 1,771,470
Fidelity National Financial, Inc. 46,538 1,684,675
Hanover Insurance Group, Inc.
(The) 6,052 775,503
Loews Corp. 15,557 775,361
Markel Corp.* 1,280 1,387,802
Old Republic International
Corp.(a) 127,960 2,678,203
Progressive Corp. (The) 22,300 2,591,483
Reinsurance Group of
America, Inc. 10,657 1,340,757
W R Berkley Corp. 29,500 1,905,110
Willis Towers Watson plc 4,700 944,418
32,539,527
Interactive Media & Services 0.4%
IAC, Inc.*(a) 24,840 1,375,639
IT Services 3.8%
Amdocs Ltd. 9,721 772,333
DXC Technology Co.* 53,000 1,297,440
Euronet Worldwide, Inc.* 1,573 119,171
FleetCor Technologies, Inc.* 9,240 1,627,811
Genpact Ltd. 53,000 2,319,810

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
IT Services
Global Payments, Inc. 32,100 3,468,405
Maximus, Inc.(a) 32,300 1,869,201
SS&C Technologies Holdings,
Inc. 9,516 454,389
11,928,560
Leisure Products 0.0%
†
Polaris, Inc.(a) 1,010 96,606
Machinery 5.2%
AGCO Corp. 19,500 1,875,315
CNH Industrial NV 66,500 742,805
Cummins, Inc. 4,317 878,552
IMI plc 35,532 440,835
Lincoln Electric Holdings, Inc. 10,800 1,357,776
Middleby Corp. (The)*(a) 14,800 1,896,916
Oshkosh Corp. 37,623 2,644,521
PACCAR, Inc. 5,068 424,141
Parker-Hannifin Corp. 7,025 1,702,228
Stanley Black & Decker, Inc.
(a) 4,105 308,737
Toro Co. (The) 27,100 2,343,608
Xylem, Inc. 17,300 1,511,328
16,126,762
Media 3.1%
Altice USA, Inc., Class A*(a) 101,720 593,028
DISH Network Corp., Class
A*(a) 98,460 1,361,702
Fox Corp., Class A 42,840 1,314,331
Fox Corp., Class B 48,348 1,377,918
Liberty Broadband Corp.,
Class C* 30,963 2,285,069
Liberty Media Corp.-Liberty
SiriusXM , Class C* 50,700 1,911,897
News Corp., Class A 60,900 920,199
9,764,144
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.*(a) 54,000 727,380
Franco-Nevada Corp. 11,400 1,362,072
Reliance Steel & Aluminum
Co. 7,700 1,342,957
Steel Dynamics, Inc. 18,300 1,298,385
United States Steel Corp. 59,340 1,075,241
5,806,035
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management,
Inc.(a) 67,930 1,165,679
Multiline Retail 1.0%
Dollar Tree, Inc.* 22,514 3,064,155
Multi-Utilities 1.3%
CenterPoint Energy, Inc. 41,780 1,177,360
NiSource, Inc. 63,620 1,602,588
NorthWestern Corp.(a) 26,915 1,326,371
4,106,319
Oil, Gas & Consumable Fuels 4.5%
Chesapeake Energy Corp.(a) 11,820 1,113,562
Coterra Energy, Inc.(a) 77,700 2,029,524
Devon Energy Corp. 50,453 3,033,739
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. 12,842 1,546,947
EQT Corp. 26,425 1,076,819
HF Sinclair Corp. 21,640 1,165,098
Kinder Morgan, Inc. 92,600 1,540,864
Phillips 66(a) 5,713 461,153
Pioneer Natural Resources
Co.(a) 1,560 337,787
Williams Cos., Inc. (The) 63,160 1,808,271
14,113,764
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. 18,900 967,491
Mondi plc 28,364 438,127
1,405,618
Pharmaceuticals 0.8%
Organon & Co. 36,340 850,356
Perrigo Co. plc 48,820 1,740,921
2,591,277
Professional Services 1.0%
Leidos Holdings, Inc. 24,200 2,116,774
ManpowerGroup , Inc. 15,425 997,843
3,114,617
Road & Rail 1.0%
Heartland Express, Inc. 46,337 663,082
JB Hunt Transport Services,
Inc. 7,550 1,180,971
Landstar System, Inc.(a) 9,400 1,357,078
3,201,131
Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc. 4,499 368,603
MKS Instruments, Inc. 19,700 1,628,008
Skyworks Solutions, Inc.(a) 10,200 869,754
Teradyne, Inc.(a) 4,000 300,600
3,166,965
Software 0.1%
Open Text Corp. 16,347 432,215
Specialty Retail 1.6%
Advance Auto Parts, Inc. 9,731 1,521,344
Ross Stores, Inc. 41,540 3,500,576
5,021,920
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise
Co. 94,900 1,136,902
HP, Inc.(a) 31,632 788,269
Western Digital Corp.* 43,980 1,431,549
3,356,720
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial, Inc.
(a) 47,089 390,839
Trading Companies & Distributors 0.9%
Beacon Roofing Supply,
Inc.*(a) 5,511 301,562
MSC Industrial Direct Co., Inc.,
Class A 19,234 1,400,427

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Trading Companies & Distributors
United Rentals, Inc.*(a) 3,975 1,073,727
2,775,716
Total Common Stocks
(cost $316,424,365) 299,394,688
Exchange Traded Fund 0.6%
Equity Fund 0.6%
iShares Russell Mid-Cap Value
ETF 17,580 1,688,559
Total Exchange Traded Fund
(cost $1,851,762) 1,688,559
Master Limited Partnership 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners
LP 44,282 1,053,026
Total Master Limited Partnership
(cost  $1,080,629)
1,053,026
Repurchase Agreements 0.4%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,000,255, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$343,666, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $350,450.(b) 343,578 343,578
Total Repurchase Agreements
(cost $1,343,578) 1,343,578
Total Investments
(cost $320,700,334) — 97.5% 303,479,851
Other assets in excess of liabilities — 2.5% 7,692,638
NET ASSETS — 100.0%
$ 311,172,489
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $32,653,060, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,343,578 and by
$32,411,526 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $33,755,104.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$1,343,578.
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 185,104 USD 179,121 JPMorgan Chase Bank 12/30/2022 3,625
GBP 21,423 USD 22,913 Bank of America NA 12/30/2022 1,041
USD 774,476 GBP 685,392 Bank of America NA 12/30/2022 8,094
USD 267,781 NOK 2,776,703 Goldman Sachs International 12/30/2022 12,177
Total unrealized appreciation 24,937
NOK 301,192 USD 28,154 UBS AG 12/30/2022 (428)
USD 5,527,060 EUR 5,625,535 JPMorgan Chase Bank 12/30/2022 (26,797)
Total unrealized depreciation (27,225)
Net unrealized depreciation (2,288)
Currency:
EUR Euro
GBP British pound
NOK Norwegian krone
USD United States dollar

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,163,789 $ – $ – $ 5,163,789
Air Freight & Logistics 697,809 – – 697,809
Airlines 3,005,253 – – 3,005,253
Auto Components 4,989,990 476,100 – 5,466,090
Banks 13,628,950 – – 13,628,950
Beverages 1,672,931 – – 1,672,931
Biotechnology 568,467 – – 568,467
Building Products 2,037,488 735,139 – 2,772,627
Capital Markets 9,132,302 – – 9,132,302
Chemicals 7,256,968 869,910 – 8,126,878
Commercial Services & Supplies 1,285,170 – – 1,285,170
Communications Equipment 2,778,716 – – 2,778,716
Construction & Engineering – 736,022 – 736,022
Consumer Finance 1,163,851 – – 1,163,851
Containers & Packaging 12,399,219 – – 12,399,219
Distributors 1,813,153 – – 1,813,153
Diversified Telecommunication Services 1,394,370 – – 1,394,370
Electric Utilities 10,285,227 – – 10,285,227
Electrical Equipment 6,226,981 – – 6,226,981
Electronic Equipment, Instruments &
Components 7,052,608 – – 7,052,608
Energy Equipment & Services 630,896 – – 630,896
Entertainment 2,648,795 – – 2,648,795
Equity Real Estate Investment Trusts (REITs) 21,643,288 – – 21,643,288
Food & Staples Retailing 3,019,317 1,678,380 – 4,697,697
Food Products 9,326,642 271,805 – 9,598,447
Gas Utilities 3,157,723 – – 3,157,723
Health Care Equipment & Supplies 10,342,793 – – 10,342,793
Health Care Providers & Services 15,747,455 – – 15,747,455
Hotels, Restaurants & Leisure 4,054,343 840,313 – 4,894,656
Household Durables 1,245,933 – – 1,245,933
Household Products 1,420,930 841,594 – 2,262,524
Independent Power and Renewable
Electricity Producers 1,609,860 – – 1,609,860
Insurance 32,539,527 – – 32,539,527
Interactive Media & Services 1,375,639 – – 1,375,639
IT Services 11,928,560 – – 11,928,560
Leisure Products 96,606 – – 96,606
Machinery 15,685,927 440,835 – 16,126,762
Media 9,764,144 – – 9,764,144
Metals & Mining 5,806,035 – – 5,806,035
Mortgage Real Estate Investment Trusts
(REITs) 1,165,679 – – 1,165,679
Multiline Retail 3,064,155 – – 3,064,155
Multi-Utilities 4,106,319 – – 4,106,319
Oil, Gas & Consumable Fuels 14,113,764 – – 14,113,764
Paper & Forest Products 967,491 438,127 – 1,405,618
Pharmaceuticals 2,591,277 – – 2,591,277
Professional Services 3,114,617 – – 3,114,617
Road & Rail 3,201,131 – – 3,201,131
Semiconductors & Semiconductor
Equipment 3,166,965 – – 3,166,965
Software 432,215 – – 432,215
Specialty Retail 5,021,920 – – 5,021,920
Technology Hardware, Storage & Peripherals 3,356,720 – – 3,356,720
Thrifts & Mortgage Finance 390,839 – – 390,839
Trading Companies & Distributors 2,775,716 – – 2,775,716
Total Common Stocks $ 292,066,463 $ 7,328,225 $ – $ 299,394,688

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 37
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 1,688,559 $ – $ – $ 1,688,559
Forward Foreign Currency Contracts – 24,937 – 24,937
Master Limited Partnership 1,053,026 – – 1,053,026
Repurchase Agreements – 1,343,578 – 1,343,578
Total Assets $ 294,808,048 $ 8,696,740 $ – $ 303,504,788
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (27,225) $ – $ (27,225)
Total Liabilities $ – $ (27,225) $ – $ (27,225)
Total $ 294,808,048 $ 8,669,515 $ – $ 303,477,563
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 24,937
Total $ 24,937
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (27,225)
Total $ (27,225)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 1.2%
Curtiss-Wright Corp. 9,854 1,371,283
Auto Components 0.9%
Fox Factory Holding Corp.* 5,598 442,690
Patrick Industries, Inc. 6,169 270,449
Visteon Corp.* 3,176 336,846
1,049,985
Automobiles 0.3%
Thor Industries, Inc. 3,995 279,570
Banks 1.8%
Pinnacle Financial Partners,
Inc. 7,164 581,000
Synovus Financial Corp. 8,848 331,889
Triumph Bancorp, Inc.*(a) 5,130 278,816
Western Alliance Bancorp 3,589 235,941
Wintrust Financial Corp. 7,735 630,789
2,058,435
Beverages 1.6%
Boston Beer Co., Inc. (The),
Class A*(a) 628 203,252
Celsius Holdings, Inc.*(a) 9,259 839,606
MGP Ingredients, Inc.(a) 6,855 727,727
1,770,585
Biotechnology 5.5%
Apellis Pharmaceuticals, Inc.* 6,663 455,083
Blueprint Medicines Corp.* 5,044 332,349
Celldex Therapeutics, Inc.* 6,592 185,301
Crinetics Pharmaceuticals,
Inc.*(a) 8,902 174,835
Cytokinetics, Inc.* 10,144 491,477
Halozyme Therapeutics,
Inc.*(a) 29,754 1,176,473
ImmunoGen, Inc.* 36,417 174,073
Inhibrx, Inc.*(a) 6,970 125,112
Karuna Therapeutics, Inc.* 3,027 680,863
Kymera Therapeutics, Inc.*(a) 6,458 140,591
Mirati Therapeutics, Inc.* 2,249 157,070
Morphic Holding, Inc.* 7,539 213,354
Myovant Sciences Ltd.* 8,830 158,587
Neurocrine Biosciences,
Inc.*(a) 1,524 161,864
PTC Therapeutics, Inc.*(a) 5,734 287,847
REVOLUTION Medicines,
Inc.* 9,128 180,004
Sage Therapeutics, Inc.*(a) 4,232 165,725
Stoke Therapeutics, Inc.* 8,085 103,811
Syndax Pharmaceuticals, Inc.* 8,627 207,307
United Therapeutics Corp.*(a) 801 167,713
Vaxcyte, Inc.*(a) 7,955 190,920
Veracyte, Inc.*(a) 6,718 111,519
Zentalis Pharmaceuticals, Inc.* 6,537 141,592
6,183,470
Building Products 2.0%
Advanced Drainage Systems,
Inc.(a) 10,201 1,268,698
Armstrong World Industries,
Inc. 4,404 348,929
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp.(a) 23,502 575,799
2,193,426
Capital Markets 2.7%
Cohen & Steers, Inc. 3,158 197,786
Hamilton Lane, Inc., Class A 16,195 965,384
LPL Financial Holdings, Inc. 6,863 1,499,428
Stifel Financial Corp. 6,513 338,090
3,000,688
Chemicals 2.6%
Axalta Coating Systems Ltd.* 19,070 401,614
Cabot Corp.(a) 5,770 368,645
Ingevity Corp.* 3,150 190,985
Livent Corp.*(a) 44,626 1,367,787
Olin Corp. 12,614 540,888
2,869,919
Commercial Services & Supplies 3.6%
Casella Waste Systems, Inc.,
Class A*(a) 29,044 2,218,671
Clean Harbors, Inc.* 10,651 1,171,397
Driven Brands Holdings, Inc.* 11,296 316,062
Tetra Tech, Inc. 2,365 303,974
4,010,104
Communications Equipment 0.3%
Lumentum Holdings, Inc.*(a) 5,193 356,084
Construction & Engineering 3.8%
Ameresco, Inc., Class A*(a) 4,776 317,509
Comfort Systems USA, Inc. 3,746 364,598
Valmont Industries, Inc.(a) 3,603 967,838
WillScot Mobile Mini Holdings
Corp.* 63,512 2,561,439
4,211,384
Consumer Finance 0.3%
OneMain Holdings, Inc. 9,461 279,289
Containers & Packaging 0.5%
Graphic Packaging Holding
Co. 26,179 516,773
Diversified Consumer Services 0.3%
Duolingo, Inc.* 4,041 384,824
Electrical Equipment 0.1%
Stem, Inc.* 10,469 139,656
Electronic Equipment, Instruments & Components 1.5%
Fabrinet* 4,984 475,723
Insight Enterprises, Inc.*(a) 4,317 355,764
Novanta, Inc.* 7,652 884,954
1,716,441
Energy Equipment & Services 0.3%
Helmerich & Payne, Inc. 9,433 348,738
Entertainment 0.5%
World Wrestling Entertainment,
Inc., Class A(a) 8,208 575,955
Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.(a) 2,667 180,236

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty
Trust, Inc. 16,718 325,165
Independence Realty Trust,
Inc.(a) 19,456 325,499
National Storage Affiliates
Trust 18,274 759,833
Outfront Media, Inc. 18,955 287,926
Phillips Edison & Co., Inc. 10,418 292,225
Ryman Hospitality Properties,
Inc. 4,454 327,770
2,498,654
Food & Staples Retailing 2.2%
BJ's Wholesale Club Holdings,
Inc.* 12,519 911,508
Grocery Outlet Holding Corp.* 11,693 389,260
Performance Food Group Co.* 26,519 1,138,991
2,439,759
Food Products 1.1%
Freshpet, Inc.*(a) 4,916 246,242
Lancaster Colony Corp.(a) 2,692 404,554
Simply Good Foods Co. (The)* 8,788 281,128
Sovos Brands, Inc.* 24,782 352,896
1,284,820
Health Care Equipment & Supplies 9.1%
AtriCure, Inc.*(a) 18,643 728,941
Axonics, Inc.* 20,762 1,462,475
CONMED Corp.(a) 4,191 335,993
CryoPort, Inc.* 7,866 191,616
Glaukos Corp.* 6,163 328,118
Globus Medical, Inc., Class
A*(a) 20,954 1,248,230
Haemonetics Corp.* 7,378 546,193
Inari Medical, Inc.*(a) 12,622 916,862
Inspire Medical Systems,
Inc.*(a) 6,331 1,122,929
Integra LifeSciences Holdings
Corp.* 7,790 329,984
iRhythm Technologies, Inc.* 3,086 386,614
Lantheus Holdings, Inc.* 2,250 158,243
Nevro Corp.*(a) 3,305 154,013
Omnicell, Inc.*(a) 4,791 416,961
Shockwave Medical, Inc.* 5,852 1,627,266
Tandem Diabetes Care,
Inc.*(a) 6,417 307,053
10,261,491
Health Care Providers & Services 5.2%
Acadia Healthcare Co., Inc.* 10,094 789,149
Amedisys, Inc.*(a) 1,657 160,381
AMN Healthcare Services,
Inc.*(a) 6,069 643,071
Covetrus, Inc.* 13,674 285,513
HealthEquity, Inc.* 9,545 641,138
LHC Group, Inc.* 1,053 172,334
ModivCare, Inc.* 1,607 160,186
Option Care Health, Inc.* 19,465 612,563
Owens & Minor, Inc. 13,836 333,448
Privia Health Group, Inc.* 13,413 456,847
R1 RCM, Inc.* 34,022 630,428
Common Stocks
Shares Value ($)
Health Care Providers & Services
Surgery Partners, Inc.*(a) 23,053 539,440
Tenet Healthcare Corp.* 8,988 463,601
5,888,099
Health Care Technology 0.8%
Doximity, Inc., Class A*(a) 6,933 209,515
Evolent Health, Inc., Class
A*(a) 16,709 600,354
Health Catalyst, Inc.*(a) 9,438 91,549
901,418
Hotels, Restaurants & Leisure 3.5%
Churchill Downs, Inc. 1,817 334,601
DraftKings, Inc., Class A*(a) 20,699 313,383
Penn Entertainment, Inc.*(a) 7,593 208,883
Planet Fitness, Inc., Class A* 9,251 533,413
Red Rock Resorts, Inc., Class
A 21,702 743,510
Sweetgreen, Inc., Class A*(a) 12,398 229,363
Texas Roadhouse, Inc. 8,430 735,602
Wingstop, Inc.(a) 6,913 867,028
3,965,783
Household Durables 0.2%
TopBuild Corp.* 1,321 217,674
Insurance 1.3%
Hanover Insurance Group, Inc.
(The) 1,976 253,205
James River Group Holdings
Ltd. 8,062 183,894
Kinsale Capital Group, Inc.(a) 3,859 985,666
1,422,765
Interactive Media & Services 0.5%
Bumble, Inc., Class A*(a) 9,006 193,539
Ziff Davis, Inc.* 6,096 417,454
610,993
IT Services 4.3%
Concentrix Corp. 3,403 379,877
DigitalOcean Holdings, Inc.*(a) 5,965 215,754
ExlService Holdings, Inc.* 9,248 1,362,785
Globant SA* 4,192 784,239
Perficient, Inc.*(a) 6,207 403,579
Repay Holdings Corp.*(a) 19,861 140,219
Shift4 Payments, Inc., Class
A*(a) 8,550 381,415
Verra Mobility Corp.*(a) 39,010 599,584
WNS Holdings Ltd., ADR-IN* 6,833 559,213
4,826,665
Leisure Products 0.2%
YETI Holdings, Inc.* 9,480 270,370
Life Sciences Tools & Services 2.3%
Medpace Holdings, Inc.*(a) 6,558 1,030,721
NanoString Technologies,
Inc.*(a) 8,188 104,561
Repligen Corp.* 7,934 1,484,530
2,619,812
Machinery 4.2%
Altra Industrial Motion Corp. 6,424 215,975
Chart Industries, Inc.*(a) 13,409 2,471,949

40 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Machinery
Evoqua Water Technologies
Corp.* 24,419 807,536
ITT, Inc. 5,237 342,186
John Bean Technologies Corp.
(a) 4,824 414,864
SPX Technologies, Inc.*(a) 7,970 440,103
4,692,613
Media 0.1%
Cardlytics, Inc.*(a) 7,834 73,640
Multiline Retail 0.6%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 13,270 684,732
Oil, Gas & Consumable Fuels 5.1%
Chord Energy Corp.(a) 3,770 515,623
Magnolia Oil & Gas Corp.,
Class A(a) 22,133 438,455
Matador Resources Co.(a) 25,843 1,264,239
New Fortress Energy, Inc.(a) 10,511 459,436
Ovintiv, Inc.(a) 9,060 416,760
PBF Energy, Inc., Class A*(a) 9,856 346,537
PDC Energy, Inc. 18,916 1,093,156
SM Energy Co. 31,030 1,167,038
5,701,244
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 2,029 103,865
Personal Products 0.6%
Beauty Health Co. (The)*(a) 20,368 240,139
elf Beauty, Inc.* 12,266 461,447
701,586
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc.* 12,922 203,392
Harmony Biosciences
Holdings, Inc.*(a) 12,160 538,567
Intra-Cellular Therapies, Inc.* 15,625 727,031
Pacira BioSciences, Inc.* 5,200 276,588
1,745,578
Professional Services 2.7%
ASGN, Inc.* 6,081 549,540
CACI International, Inc., Class
A*(a) 2,104 549,270
Exponent, Inc. 3,325 291,503
Insperity, Inc. 4,917 501,977
KBR, Inc.(a) 25,665 1,109,241
3,001,531
Road & Rail 0.4%
Saia, Inc.*(a) 2,171 412,490
Semiconductors & Semiconductor Equipment 4.7%
Axcelis Technologies, Inc.* 5,856 354,639
Cirrus Logic, Inc.* 5,086 349,917
Impinj, Inc.*(a) 12,725 1,018,382
Lattice Semiconductor Corp.* 30,317 1,491,900
MACOM Technology Solutions
Holdings, Inc.* 8,409 435,502
MKS Instruments, Inc. 2,474 204,451
Nova Ltd.*(a) 4,196 357,919
Power Integrations, Inc.(a) 6,062 389,908
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Silicon Laboratories, Inc.* 2,994 369,579
Synaptics, Inc.* 3,540 350,495
5,322,692
Software 9.3%
Alarm.com Holdings, Inc.*(a) 5,734 371,907
Blackbaud, Inc.* 5,421 238,849
Box, Inc., Class A* 13,358 325,802
Ceridian HCM Holding, Inc.* 3,755 209,829
Confluent, Inc., Class A*(a) 9,353 222,321
Consensus Cloud Solutions,
Inc.* 2,970 140,481
CyberArk Software Ltd.* 9,949 1,491,753
Five9, Inc.*(a) 3,455 259,056
Gitlab, Inc., Class A*(a) 4,487 229,824
HashiCorp, Inc., Class A*(a) 5,777 185,962
LiveRamp Holdings, Inc.* 3,761 68,300
Manhattan Associates, Inc.* 16,662 2,216,546
Olo, Inc., Class A*(a) 14,909 117,781
Paylocity Holding Corp.* 7,778 1,879,009
Rapid7, Inc.*(a) 5,922 254,054
Samsara, Inc., Class A*(a) 17,028 205,528
Sprout Social, Inc., Class A*(a) 19,531 1,185,141
Tenable Holdings, Inc.* 7,136 248,333
Varonis Systems, Inc.* 10,797 286,336
Workiva, Inc.* 4,019 312,678
10,449,490
Specialty Retail 0.7%
Boot Barn Holdings, Inc.* 13,782 805,696
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc.* 7,483 513,783
Deckers Outdoor Corp.*(a) 1,373 429,214
On Holding AG, Class A*(a) 19,767 317,260
Oxford Industries, Inc. 10,618 953,284
2,213,541
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 30,422 390,010
Trading Companies & Distributors 1.5%
Applied Industrial
Technologies, Inc. 7,249 745,052
Boise Cascade Co. 3,047 181,175
Herc Holdings, Inc. 6,998 726,952
1,653,179
Total Common Stocks
(cost $97,303,884) 108,476,799
Exchange Traded Fund 0.4%
Equity Fund 0.4%
iShares Russell 2000 Growth
ETF(a) 1,780 367,730
Total Exchange Traded Fund
(cost $361,764) 367,730

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 41
Repurchase Agreements 4.6%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,293,382, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$1,318,914.(b) 1,293,053 1,293,053
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,501,411, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $3,570,531.(b) 3,500,520 3,500,520
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$415,753, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$424,165.(b) 415,647 415,647
Total Repurchase Agreements
(cost $5,209,220) 5,209,220
Total Investments
(cost $102,874,868) — 101.6% 114,053,749
Liabilities in excess of other assets — (1.6)% (1,777,331)
NET ASSETS — 100.0%
$ 112,276,418
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $30,142,588, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,209,220 and by
$25,849,578 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $31,058,798.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$5,209,220.
ADR American Depositary Receipt
ETF Exchange Traded Fund
IN India
REIT Real Estate Investment Trust

42 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2022 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer t o the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 108,476,799 $ – $ – $ 108,476,799
Exchange Traded Fund 367,730 – – 367,730
Repurchase Agreements – 5,209,220 – 5,209,220
Total $ 108,844,529 $ 5,209,220 $ – $ 114,053,749
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 0.5%
AerSale Corp.*(a) 7,222 133,896
Astronics Corp.* 12,244 96,238
Parsons Corp.*(a) 17,244 675,965
906,099
Air Freight & Logistics 0.4%
GXO Logistics, Inc.* 18,455 647,032
Radiant Logistics, Inc.* 18,988 108,042
755,074
Auto Components 2.7%
American Axle &
Manufacturing Holdings,
Inc.*(a) 116,116 793,073
Dorman Products, Inc.* 33,600 2,759,232
Goodyear Tire & Rubber Co.
(The)*(a) 127,103 1,282,469
Modine Manufacturing Co.* 20,667 267,431
5,102,205
Banks 10.2%
1st Source Corp. 1,590 73,617
Amalgamated Financial Corp. 8,513 191,968
American National
Bankshares , Inc. 1,100 35,145
Associated Banc-Corp. 76,794 1,542,023
Atlantic Union Bankshares
Corp. 4,410 133,976
Banc of California, Inc.(a) 27,143 433,474
Bank of Marin Bancorp 3,540 106,023
BankUnited , Inc. 20,860 712,786
Bankwell Financial Group, Inc.
(a) 1,958 56,997
Banner Corp. 7,314 432,111
Bar Harbor Bankshares 242 6,418
BayCom Corp.(a) 1,153 20,270
BCB Bancorp, Inc. 3,196 53,789
Berkshire Hills Bancorp, Inc. 18,504 505,159
Business First Bancshares,
Inc. 1,373 29,561
Byline Bancorp, Inc. 4,565 92,441
Camden National Corp. 2,300 97,980
Capital Bancorp, Inc. 3,073 70,986
Capital City Bank Group, Inc. 3,672 114,236
Capstar Financial Holdings,
Inc. 7,212 133,638
Carter Bankshares , Inc.* 4,632 74,575
CBTX, Inc.(a) 2,567 75,085
Central Pacific Financial Corp. 26,516 548,616
Central Valley Community
Bancorp 4,004 70,911
Chemung Financial Corp.(a) 843 35,296
CNB Financial Corp. 2,663 62,767
Comerica, Inc. 2,627 186,780
Community Trust Bancorp, Inc. 6,849 277,727
Customers Bancorp, Inc.* 14,536 428,521
Eagle Bancorp, Inc. 18,847 844,722
FB Financial Corp. 9,159 349,965
Financial Institutions, Inc. 6,112 147,116
First Bancorp 57,007 779,856
First Bancshares, Inc. (The) 100 2,987
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 801 25,880
First Commonwealth Financial
Corp. 7,430 95,401
First Financial Corp. 7,721 348,912
First Internet Bancorp 2,632 89,119
First of Long Island Corp.
(The) 3,925 67,667
First Savings Financial Group,
Inc. 1,240 28,495
First Western Financial, Inc.* 1,180 29,087
Great Southern Bancorp, Inc. 3,899 222,516
Guaranty Bancshares, Inc. 3,052 105,569
Hanmi Financial Corp. 18,795 445,066
HarborOne Bancorp, Inc. 23,385 313,827
HBT Financial, Inc.(a) 4,664 84,652
Heartland Financial USA, Inc. 3,358 145,603
Heritage Commerce Corp. 3,525 39,973
Heritage Financial Corp. 6,566 173,802
HomeStreet , Inc. 14,602 420,684
HomeTrust Bancshares, Inc. 5,589 123,517
Horizon Bancorp, Inc. 3,400 61,064
Independent Bank Corp. 8,807 168,214
Investar Holding Corp. 2,331 46,387
Lakeland Bancorp, Inc. 3,058 48,959
Macatawa Bank Corp. 3,688 34,151
Mercantile Bank Corp. 2,120 62,985
Midland States Bancorp, Inc. 7,844 184,883
MidWestOne Financial Group,
Inc. 3,184 86,891
National Bank Holdings Corp.,
Class A 2,200 81,378
NBT Bancorp, Inc. 4,581 173,849
Nicolet Bankshares , Inc.*(a) 3,688 259,783
Northrim Bancorp, Inc. 3,605 149,824
OceanFirst Financial Corp. 24,625 459,010
OFG Bancorp 31,207 784,232
Old Second Bancorp, Inc.(a) 6,702 87,461
Pathward Financial, Inc. 17,093 563,385
Peapack -Gladstone Financial
Corp. 5,163 173,735
Preferred Bank 1,635 106,651
Primis Financial Corp. 5,970 72,416
QCR Holdings, Inc.(a) 6,533 332,791
RBB Bancorp 3,770 78,341
S&T Bancorp, Inc. 2,174 63,720
Sierra Bancorp 2,845 56,189
Silvergate Capital Corp., Class
A* 1,367 103,003
SmartFinancial , Inc. 3,843 94,960
South Plains Financial, Inc. 1,860 51,262
Southern First Bancshares,
Inc.* 514 21,413
Texas Capital Bancshares,
Inc.* 25,357 1,496,824
Third Coast Bancshares,
Inc.*(a) 1,560 26,692
Towne Bank 4,560 122,345
UMB Financial Corp. 8,064 679,715
Washington Federal, Inc. 24,026 720,299

NVIT Multi-Manager Small Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,390 324,995
19,265,099
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A*(a) 1,165 377,052
Biotechnology 4.8%
2seventy bio, Inc.*(a) 16,054 233,586
Adverum Biotechnologies,
Inc.*(a) 20,384 19,365
Agios Pharmaceuticals, Inc.* 34,834 985,106
Akebia Therapeutics, Inc.*(a) 172,300 54,481
Allogene Therapeutics, Inc.*(a) 29,973 323,708
Alpine Immune Sciences,
Inc.*(a) 2,500 18,000
Arbutus Biopharma Corp.* 22,582 43,132
Atara Biotherapeutics , Inc.* 19,000 71,820
BioCryst Pharmaceuticals,
Inc.*(a) 34,036 428,854
Bluebird Bio, Inc.* 1,319 8,349
Bridgebio Pharma, Inc.* 24,600 244,524
C4 Therapeutics, Inc.*(a) 37,989 333,164
Chimerix , Inc.* 7,900 15,247
CytomX Therapeutics, Inc.* 48,500 70,325
Deciphera Pharmaceuticals,
Inc.* 39,634 733,229
Dyne Therapeutics, Inc.* 15,520 197,104
Emergent BioSolutions , Inc.* 36,339 762,756
Enanta Pharmaceuticals,
Inc.*(a) 15,677 813,166
Exelixis , Inc.* 23,623 370,409
FibroGen , Inc.*(a) 13,650 177,586
Generation Bio Co.* 7,100 37,701
Gritstone bio, Inc.*(a) 33,500 86,095
Icosavax , Inc.*(a) 4,147 13,105
Invivyd , Inc.*(a) 5,700 17,841
Ionis Pharmaceuticals, Inc.*(a) 2,838 125,525
Iovance Biotherapeutics , Inc.* 17,150 164,297
iTeos Therapeutics, Inc.* 13,909 264,966
Jounce Therapeutics, Inc.* 7,251 16,967
Kezar Life Sciences, Inc.*(a) 11,136 95,881
Kiniksa Pharmaceuticals Ltd.,
Class A* 21,511 276,201
Kodiak Sciences, Inc.* 8,200 63,468
Lineage Cell Therapeutics,
Inc.*(a) 26,100 29,493
Mersana Therapeutics, Inc.* 22,044 149,017
MiMedx Group, Inc.*(a) 14,400 41,328
Praxis Precision Medicines,
Inc.* 35,353 80,251
Protagonist Therapeutics, Inc.* 5,350 45,101
REGENXBIO, Inc.* 1,903 50,296
Silverback Therapeutics,
Inc.*(a) 28,096 148,347
Sutro Biopharma, Inc.* 50,017 277,594
Tango Therapeutics, Inc.*(a) 17,202 62,271
TCR2 Therapeutics, Inc.* 9,002 16,204
Tenaya Therapeutics, Inc.* 3,700 10,730
Travere Therapeutics, Inc.*(a) 19,633 483,757
Common Stocks
Shares Value ($)
Biotechnology
Ultragenyx Pharmaceutical,
Inc.* 1,980 81,992
Vanda Pharmaceuticals, Inc.* 46,955 463,915
9,006,254
Building Products 3.0%
American Woodmark Corp.* 52,900 2,320,194
AZEK Co., Inc. (The)* 68,000 1,130,160
CSW Industrials, Inc. 9,600 1,150,080
Hayward Holdings, Inc.*(a) 78,400 695,408
Quanex Building Products
Corp.(a) 15,320 278,211
5,574,053
Capital Markets 3.5%
Evercore , Inc., Class A 7,140 587,265
Focus Financial Partners, Inc.,
Class A* 101,500 3,198,265
StoneX Group, Inc.* 5,975 495,566
Virtus Investment Partners,
Inc. 14,219 2,268,215
6,549,311
Chemicals 2.5%
AdvanSix , Inc. 18,522 594,556
American Vanguard Corp. 3,651 68,274
Ecovyst , Inc.* 40,863 344,884
Element Solutions, Inc. 209,588 3,409,997
Koppers Holdings, Inc. 8,042 167,113
Trinseo plc 5,720 104,790
Valhi, Inc. 1,951 49,087
4,738,701
Commercial Services & Supplies 2.9%
ACCO Brands Corp. 56,741 278,031
BrightView Holdings, Inc.* 11,700 92,898
CoreCivic , Inc.* 123,461 1,091,395
Kimball International, Inc.,
Class B 22,971 144,488
Matthews International Corp.,
Class A 4,027 90,245
SP Plus Corp.* 40,600 1,271,592
Steelcase, Inc., Class A(a) 34,858 227,274
UniFirst Corp.(a) 13,350 2,245,870
5,441,793
Communications Equipment 0.6%
ADTRAN Holdings, Inc. 11,990 234,764
Aviat Networks, Inc.*(a) 5,240 143,471
Comtech Telecommunications
Corp. 6,341 63,474
EMCORE Corp.* 22,978 38,373
KVH Industries, Inc.*(a) 3,350 30,887
NETGEAR, Inc.* 24,202 485,008
NetScout Systems, Inc.* 3,223 100,944
Ribbon Communications, Inc.* 39,020 86,625
1,183,546
Construction & Engineering 2.5%
API Group Corp.* 50,550 670,799
Argan , Inc. 8,438 271,450
EMCOR Group, Inc.(a) 26,813 3,096,365

46 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Great Lakes Dredge & Dock
Corp.* 6,850 51,923
Matrix Service Co.* 13,700 56,718
Primoris Services Corp. 26,158 425,068
Tutor Perini Corp.* 35,573 196,363
4,768,686
Consumer Finance 2.5%
Encore Capital Group, Inc.* 6,790 308,809
Enova International, Inc.* 17,888 523,582
EZCORP, Inc., Class A*(a) 31,279 241,161
Green Dot Corp., Class A* 33,978 644,903
Navient Corp. 95,519 1,403,174
Oportun Financial Corp.* 7,462 32,609
PROG Holdings, Inc.* 58,931 882,786
SLM Corp. 12,859 179,897
World Acceptance Corp.*(a) 4,299 416,229
4,633,150
Containers & Packaging 0.0%
†
Pactiv Evergreen, Inc. 753 6,574
Diversified Consumer Services 1.7%
2U, Inc.*(a) 66,629 416,431
Adtalem Global Education,
Inc.*(a) 23,650 862,043
American Public Education,
Inc.* 13,459 123,015
European Wax Center, Inc.,
Class A(a) 8,930 164,759
Frontdoor , Inc.* 50,262 1,024,842
Grand Canyon Education,
Inc.* 2,200 180,950
Perdoceo Education Corp.* 48,823 502,877
3,274,917
Diversified Financial Services 0.6%
Alerus Financial Corp. 840 18,564
Jackson Financial, Inc., Class
A(a) 42,126 1,168,996
1,187,560
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A* 27,702 329,654
Electric Utilities 1.0%
ALLETE, Inc. 4,410 220,720
Portland General Electric Co. 36,149 1,571,036
1,791,756
Electrical Equipment 1.0%
Encore Wire Corp.(a) 11,831 1,366,954
Powell Industries, Inc. 4,360 91,909
Vertiv Holdings Co. 42,135 409,552
1,868,415
Electronic Equipment, Instruments & Components 3.3%
Avnet, Inc. 6,588 237,958
Belden, Inc.(a) 8,140 488,563
Benchmark Electronics, Inc. 19,376 480,137
Daktronics, Inc.* 15,700 42,547
ePlus , Inc.* 87,100 3,618,134
FARO Technologies, Inc.* 6,204 170,238
Itron , Inc.* 19,080 803,459
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
PC Connection, Inc. 2,833 127,740
ScanSource , Inc.* 9,268 244,768
6,213,544
Energy Equipment & Services 0.4%
ProPetro Holding Corp.* 83,100 668,955
US Silica Holdings, Inc.* 7,350 80,482
749,437
Entertainment 0.2%
Playtika Holding Corp.* 35,736 335,561
Equity Real Estate Investment Trusts (REITs) 4.0%
Apple Hospitality REIT, Inc. 93,889 1,320,079
Armada Hoffler Properties, Inc.
(a) 17,138 177,893
Braemar Hotels & Resorts,
Inc.(a) 42,168 181,322
Brandywine Realty Trust(a) 45,724 308,637
Chatham Lodging Trust* 3,600 35,532
CTO Realty Growth, Inc. 12,087 226,510
Equity Commonwealth(a) 56,767 1,382,844
Hersha Hospitality Trust, Class
A 600 4,788
Industrial Logistics Properties
Trust 8,940 49,170
Park Hotels & Resorts, Inc. 5,062 56,998
Pebblebrook Hotel Trust(a) 9,100 132,041
Piedmont Office Realty Trust,
Inc., Class A 71,638 756,497
RLJ Lodging Trust 113,413 1,147,740
Sunstone Hotel Investors, Inc. 93,541 881,156
Whitestone REIT 14,422 122,010
Xenia Hotels & Resorts, Inc. 49,250 679,158
7,462,375
Food & Staples Retailing 2.5%
Albertsons Cos., Inc., Class A 7,492 186,251
Andersons, Inc. (The)(a) 18,927 587,305
Grocery Outlet Holding Corp.* 96,534 3,213,617
Rite Aid Corp.*(a) 18,075 89,471
SpartanNash Co. 22,630 656,723
4,733,367
Food Products 1.3%
Fresh Del Monte Produce, Inc.
(a) 8,792 204,326
Hain Celestial Group, Inc.
(The)* 24,940 420,987
Lancaster Colony Corp.(a) 10,100 1,517,828
Sovos Brands, Inc.* 21,013 299,225
2,442,366
Gas Utilities 0.3%
Northwest Natural Holding Co. 13,744 596,215
Health Care Equipment & Supplies 1.8%
Avanos Medical, Inc.*(a) 2,560 55,757
ICU Medical, Inc.* 18,600 2,801,160
OraSure Technologies, Inc.* 74,162 281,074
Orthofix Medical, Inc.* 7,085 135,394
SeaSpine Holdings Corp.* 4,832 27,446
Tactile Systems Technology,
Inc.* 8,356 65,093

NVIT Multi-Manager Small Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zimvie , Inc.* 4,200 41,454
3,407,378
Health Care Providers & Services 3.1%
Addus HomeCare Corp.*(a) 58,884 5,608,112
Cross Country Healthcare,
Inc.* 9,175 260,295
5,868,407
Health Care Technology 1.2%
Allscripts Healthcare Solutions,
Inc.* 84,046 1,280,021
Certara , Inc.* 11,411 151,538
Computer Programs &
Systems, Inc.* 11,701 326,224
Health Catalyst, Inc.*(a) 34,990 339,403
NextGen Healthcare, Inc.* 10,750 190,275
2,287,461
Hotels, Restaurants & Leisure 1.6%
Bluegreen Vacations Holding
Corp. 5,240 86,565
SeaWorld Entertainment, Inc.* 16,823 765,615
Wyndham Hotels & Resorts,
Inc. 34,000 2,085,900
Xponential Fitness, Inc., Class
A* 6,300 115,038
3,053,118
Household Durables 0.7%
Bassett Furniture Industries,
Inc. 7,673 120,313
Beazer Homes USA, Inc.* 40,517 391,799
GoPro, Inc., Class A*(a) 113,067 557,420
Hooker Furnishings Corp. 2,624 35,398
Universal Electronics, Inc.* 6,349 124,885
VOXX International Corp.*(a) 13,003 98,953
1,328,768
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd.*^∞ 155,500 0
Insurance 5.2%
American Equity Investment
Life Holding Co. 34,448 1,284,566
Argo Group International
Holdings Ltd. 11,932 229,810
Bright Health Group, Inc.*(a) 11,400 11,970
Brighthouse Financial, Inc.* 8,898 386,351
CNO Financial Group, Inc. 61,352 1,102,496
Donegal Group, Inc., Class A 8,677 117,053
eHealth, Inc.* 10,800 42,228
Employers Holdings, Inc.(a) 16,815 579,949
Enstar Group Ltd.* 14,500 2,459,055
Genworth Financial, Inc.,
Class A* 212,400 743,400
Greenlight Capital Re Ltd.,
Class A* 11,793 87,740
Horace Mann Educators Corp. 2,540 89,637
James River Group Holdings
Ltd. 7,206 164,369
Oscar Health, Inc., Class A* 47,300 236,027
Common Stocks
Shares Value ($)
Insurance
ProAssurance Corp. 21,387 417,260
Reinsurance Group of
America, Inc. 5,551 698,371
Root, Inc., Class A*(a) 8,730 68,792
Selectquote , Inc.* 24,238 17,694
SiriusPoint Ltd.* 49,479 244,921
Stewart Information Services
Corp. 8,487 370,373
Trean Insurance Group, Inc.* 10,215 34,731
United Fire Group, Inc.(a) 8,746 251,273
Universal Insurance Holdings,
Inc. 22,026 216,956
9,855,022
Interactive Media & Services 0.0%
†
TrueCar , Inc.* 53,080 80,151
Internet & Direct Marketing Retail 0.2%
Poshmark , Inc., Class A* 9,600 150,432
Quotient Technology, Inc.* 87,670 202,518
352,950
IT Services 2.2%
Paysafe Ltd.* 95,900 132,342
SolarWinds Corp.* 2,550 19,762
Thoughtworks Holding, Inc.* 34,500 361,905
Unisys Corp.* 2,265 17,101
Verra Mobility Corp.*(a) 232,665 3,576,061
4,107,171
Leisure Products 0.2%
American Outdoor Brands,
Inc.* 13,062 114,554
Smith & Wesson Brands, Inc. 30,204 313,215
427,769
Life Sciences Tools & Services 0.2%
Berkeley Lights, Inc.*(a) 76,631 219,165
Harvard Bioscience, Inc.*(a) 8,300 21,248
Personalis , Inc.* 19,500 57,915
298,328
Machinery 2.6%
AGCO Corp. 2,450 235,616
Astec Industries, Inc. 8,125 253,419
Crane Holdings Co. 17,100 1,496,934
Hillman Solutions Corp.*(a) 203,700 1,535,898
Hyster -Yale Materials
Handling, Inc. 6,952 149,537
Manitowoc Co., Inc. (The)* 35,492 275,063
Park-Ohio Holdings Corp. 1,502 16,988
REV Group, Inc.(a) 22,622 249,521
Trinity Industries, Inc. 15,260 325,801
Wabash National Corp. 26,567 413,383
4,952,160
Media 0.1%
comScore, Inc.* 35,402 58,413
Entravision Communications
Corp., Class A 8,913 35,385
Loyalty Ventures, Inc.*(a) 1,715 2,075
95,873

48 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Metals & Mining 1.0%
Arconic Corp.*(a) 3,960 67,478
Schnitzer Steel Industries,
Inc., Class A 24,619 700,657
SunCoke Energy, Inc. 79,084 459,478
Warrior Met Coal, Inc. 22,648 644,109
1,871,722
Multiline Retail 1.2%
Ollie's Bargain Outlet
Holdings, Inc.* 42,200 2,177,520
Oil, Gas & Consumable Fuels 1.9%
CONSOL Energy, Inc.(a) 1,254 80,686
Dorian LPG Ltd. 11,615 157,616
PBF Energy, Inc., Class A*(a) 24,952 877,312
Plains GP Holdings LP, Class
A* 19,750 215,473
REX American Resources
Corp.* 10,353 289,056
Teekay Tankers Ltd., Class A* 23,171 638,129
W&T Offshore, Inc.*(a) 28,850 169,061
World Fuel Services Corp. 46,119 1,081,029
3,508,362
Paper & Forest Products 0.6%
Clearwater Paper Corp.* 14,260 536,176
Glatfelter Corp. 22,607 70,308
Louisiana-Pacific Corp. 1,495 76,529
Mercer International, Inc. 6,159 75,755
Sylvamo Corp. 8,032 272,285
1,031,053
Personal Products 2.8%
Edgewell Personal Care Co.(a) 25,132 939,937
Herbalife Nutrition Ltd.*(a) 52,563 1,045,478
Inter Parfums , Inc.(a) 42,000 3,169,320
Nature's Sunshine Products,
Inc.* 4,570 37,657
5,192,392
Pharmaceuticals 0.3%
Atea Pharmaceuticals, Inc.*(a) 13,200 75,108
Athira Pharma, Inc.* 21,200 62,964
Nektar Therapeutics* 24,700 79,040
Organon & Co. 5,516 129,074
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,137 53,703
Tarsus Pharmaceuticals, Inc.* 2,000 34,240
Tricida , Inc.*(a) 16,569 173,643
607,772
Professional Services 0.8%
Barrett Business Services, Inc. 3,180 248,040
Heidrick & Struggles
International, Inc. 8,227 213,820
Kelly Services, Inc., Class A 27,145 368,901
Mistras Group, Inc.*(a) 2,100 9,366
Resources Connection, Inc. 12,422 224,465
TrueBlue , Inc.* 25,429 485,185
1,549,777
Real Estate Management & Development 1.4%
Cushman & Wakefield plc*(a) 200,734 2,298,404
Douglas Elliman , Inc. 10,600 43,460
Common Stocks
Shares Value ($)
Real Estate Management & Development
Forestar Group, Inc.* 9,300 104,067
Zillow Group, Inc., Class A* 7,916 226,635
2,672,566
Road & Rail 2.8%
ArcBest Corp.(a) 17,717 1,288,557
Covenant Logistics Group, Inc. 16,256 466,547
Landstar System, Inc.(a) 17,846 2,576,427
Lyft, Inc., Class A* 45,894 604,424
Werner Enterprises, Inc. 10,903 409,953
5,345,908
Semiconductors & Semiconductor Equipment 0.4%
Cirrus Logic, Inc.*(a) 7,034 483,939
Impinj , Inc.*(a) 4,390 351,332
835,271
Software 3.6%
CCC Intelligent Solutions
Holdings, Inc.*(a) 58,756 534,680
Cerence , Inc.*(a) 33,186 522,679
Consensus Cloud Solutions,
Inc.* 7,940 375,562
E2open Parent Holdings,
Inc.*(a) 273,100 1,657,717
Embark Technology, Inc.*(a) 23,056 171,308
EverCommerce , Inc.*(a) 15,207 166,212
Informatica , Inc., Class A*(a) 23,652 474,696
Instructure Holdings, Inc.*(a) 15,968 355,767
Jamf Holding Corp.*(a) 9,139 202,520
MeridianLink , Inc.*(a) 79,700 1,297,516
Nutanix , Inc., Class A*(a) 30,081 626,587
ON24, Inc.* 6,096 53,645
SecureWorks Corp., Class A* 7,792 62,726
Upland Software, Inc.* 27,922 227,006
6,728,621
Specialty Retail 3.7%
Aaron's Co., Inc. (The) 29,988 291,483
Academy Sports & Outdoors,
Inc.(a) 2,725 114,940
America's Car-Mart, Inc.*(a) 30,500 1,861,110
Container Store Group, Inc.
(The)* 19,935 97,682
Foot Locker, Inc.(a) 20,840 648,749
Genesco, Inc.*(a) 12,609 495,786
Haverty Furniture Cos., Inc. 9,531 237,322
Leslie's, Inc.*(a) 208,000 3,059,680
Tilly's, Inc., Class A 23,750 164,350
6,971,102
Technology Hardware, Storage & Peripherals 0.8%
Avid Technology, Inc.*(a) 13,540 314,940
Diebold Nixdorf, Inc.* 9,900 24,156
Quantum Corp.* 11,600 12,528
Xerox Holdings Corp.(a) 88,086 1,152,165
1,503,789
Textiles, Apparel & Luxury Goods 0.3%
Movado Group, Inc. 13,884 391,251
Unifi, Inc.* 9,616 91,448
Vera Bradley, Inc.* 22,434 67,527
550,226

NVIT Multi-Manager Small Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.5%
Bridgewater Bancshares, Inc.* 1,334 21,971
FS Bancorp, Inc. 1,620 44,161
Home Bancorp, Inc. 843 32,868
Luther Burbank Corp. 901 10,470
Merchants Bancorp(a) 11,409 263,206
Northfield Bancorp, Inc. 6,713 96,063
Ocwen Financial Corp.*(a) 3,310 77,024
PennyMac Financial Services,
Inc. 4,330 185,757
Radian Group, Inc. 2,280 43,981
Southern Missouri Bancorp,
Inc.(a) 700 35,721
TrustCo Bank Corp. 720 22,622
Waterstone Financial, Inc. 9,414 152,130
Western New England
Bancorp, Inc. 2,174 17,675
1,003,649
Trading Companies & Distributors 2.9%
Alta Equipment Group, Inc. 3,102 34,153
Beacon Roofing Supply,
Inc.*(a) 50,400 2,757,888
Boise Cascade Co. 25,754 1,531,333
NOW, Inc.* 67,015 673,501
Titan Machinery, Inc.* 14,378 406,322
5,403,197
Wireless Telecommunication Services 0.6%
Telephone & Data Systems,
Inc. 56,627 787,115
United States Cellular Corp.* 11,800 307,154
1,094,269
Total Common Stocks
(cost $200,677,052) 183,454,516
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 4.0%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,000,509, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $2,040,000.(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$4,260,649, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $4,344,757.(b) 4,259,566 4,259,566
Credit Suisse AG,
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$200,050, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$204,051.(b) 200,000 200,000
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price $98,205,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$100,192.(b) 98,180 98,180
Pershing LLC,
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,000,257, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,557,746) 7,557,746
Total Investments
(cost $208,240,907) — 101.5% 191,012,262
Liabilities in excess of other assets — (1.5)% (2,779,838)
NET ASSETS — 100.0%
$ 188,232,424

50 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $36,714,032, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,557,746 and by
$30,506,519 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $38,064,265.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$7,557,746.
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

52 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 906,099 $ – $ – $ 906,099
Air Freight & Logistics 755,074 – – 755,074
Auto Components 5,102,205 – – 5,102,205
Banks 19,265,099 – – 19,265,099
Beverages 377,052 – – 377,052
Biotechnology 9,006,254 – – 9,006,254
Building Products 5,574,053 – – 5,574,053
Capital Markets 6,549,311 – – 6,549,311
Chemicals 4,738,701 – – 4,738,701
Commercial Services & Supplies 5,441,793 – – 5,441,793
Communications Equipment 1,183,546 – – 1,183,546
Construction & Engineering 4,768,686 – – 4,768,686
Consumer Finance 4,633,150 – – 4,633,150
Containers & Packaging 6,574 – – 6,574
Diversified Consumer Services 3,274,917 – – 3,274,917
Diversified Financial Services 1,187,560 – – 1,187,560
Diversified Telecommunication Services 329,654 – – 329,654
Electric Utilities 1,791,756 – – 1,791,756
Electrical Equipment 1,868,415 – – 1,868,415
Electronic Equipment, Instruments &
Components 6,213,544 – – 6,213,544
Energy Equipment & Services 749,437 – – 749,437
Entertainment 335,561 – – 335,561
Equity Real Estate Investment Trusts (REITs) 7,462,375 – – 7,462,375
Food & Staples Retailing 4,733,367 – – 4,733,367
Food Products 2,442,366 – – 2,442,366
Gas Utilities 596,215 – – 596,215
Health Care Equipment & Supplies 3,407,378 – – 3,407,378
Health Care Providers & Services 5,868,407 – – 5,868,407
Health Care Technology 2,287,461 – – 2,287,461
Hotels, Restaurants & Leisure 3,053,118 – – 3,053,118
Household Durables 1,328,768 – – 1,328,768
Independent Power and Renewable
Electricity Producers – – – –
Insurance 9,855,022 – – 9,855,022
Interactive Media & Services 80,151 – – 80,151
Internet & Direct Marketing Retail 352,950 – – 352,950
IT Services 4,107,171 – – 4,107,171
Leisure Products 427,769 – – 427,769
Life Sciences Tools & Services 298,328 – – 298,328
Machinery 4,952,160 – – 4,952,160
Media 95,873 – – 95,873
Metals & Mining 1,871,722 – – 1,871,722
Multiline Retail 2,177,520 – – 2,177,520
Oil, Gas & Consumable Fuels 3,508,362 – – 3,508,362
Paper & Forest Products 1,031,053 – – 1,031,053
Personal Products 5,192,392 – – 5,192,392
Pharmaceuticals 607,772 – – 607,772
Professional Services 1,549,777 – – 1,549,777
Real Estate Management & Development 2,672,566 – – 2,672,566
Road & Rail 5,345,908 – – 5,345,908
Semiconductors & Semiconductor
Equipment 835,271 – – 835,271
Software 6,728,621 – – 6,728,621
Specialty Retail 6,971,102 – – 6,971,102
Technology Hardware, Storage & Peripherals 1,503,789 – – 1,503,789
Textiles, Apparel & Luxury Goods 550,226 – – 550,226
Thrifts & Mortgage Finance 1,003,649 – – 1,003,649

NVIT Multi-Manager Small Cap Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 53
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 5,403,197 $ – $ – $ 5,403,197
Wireless Telecommunication Services 1,094,269 – – 1,094,269
Total Common Stocks $ 183,454,516 $ – $ – $ 183,454,516
Repurchase Agreements – 7,557,746 – 7,557,746
Rights – – – –
Total $ 183,454,516 $ 7,557,746 $ – $ 191,012,262
As of September 30, 2022, the Fund held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 12/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — (1,109) (1,109)
Change in Unrealized Appreciation/Depreciation — 1,109 1,109
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 9/30/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ — $ 1,109 $ 1,109
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 97.7%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.5%
Insurance 0.1%
SiriusPoint Ltd. * 88,568 438,412
Oil, Gas & Consumable Fuels 0.4%
Teekay Tankers Ltd.
, Class A
* 48,390 1,332,660
1,771,072
GERMANY 0.0%
†
Paper & Forest Products 0.0%
†
Mercer International, Inc. 12,114 149,002
INDIA 0.3%
IT Services 0.3%
WNS Holdings Ltd., ADR * 11,435 935,840
ISRAEL 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Nova Ltd. *(a) 7,171 611,686
PUERTO RICO 0.9%
Banks 0.9%
First Bancorp 103,920 1,421,626
OFG Bancorp 61,143 1,536,523
2,958,149
SWITZERLAND 0.2%
Textiles, Apparel & Luxury Goods 0.2%
On Holding AG
, Class A
*(a) 32,907 528,157
UNITED KINGDOM 0.0%
†
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
UNITED STATES 95.6%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc.
* 7,626 304,964
AerSale Corp. *(a) 12,957 240,223
Astronics Corp. * 29,967 235,541
Curtiss-Wright Corp. 11,227 1,562,348
Parsons Corp. *(a) 33,744 1,322,765
3,665,841
Air Freight & Logistics 0.4%
GXO Logistics, Inc. * 34,188 1,198,631
Radiant Logistics, Inc. * 24,459 139,172
1,337,803
Auto Components 1.5%
American Axle & Manufacturing
Holdings, Inc. *(a) 206,813 1,412,533
Goodyear Tire & Rubber Co. (The)
*(a) 249,758 2,520,058
Modine Manufacturing Co. * 38,835 502,525
Visteon Corp. *(a) 5,385 571,133
5,006,249
Banks 11.7%
1st Source Corp. 4,069 188,395
Amalgamated Financial Corp. 13,968 314,978
American National Bankshares,
Inc. 1,427 45,593
Associated Banc-Corp. 147,304 2,957,863
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Atlantic Union Bankshares Corp.
(a) 9,947 302,190
Banc of California, Inc. (a) 49,818 795,593
Bank of Marin Bancorp (a) 2,803 83,950
BankUnited, Inc. 43,183 1,475,563
Bankwell Financial Group, Inc. (a) 3,638 105,902
Bar Harbor Bankshares 1,400 37,128
BCB Bancorp, Inc. 7,431 125,064
Berkshire Hills Bancorp, Inc. 51,754 1,412,884
Business First Bancshares, Inc. 1,981 42,651
Byline Bancorp, Inc. 16,072 325,458
Camden National Corp. 3,705 157,833
Capital Bancorp, Inc. 3,180 73,458
Capital City Bank Group, Inc. 6,687 208,033
Capstar Financial Holdings, Inc. 10,321 191,248
Carter Bankshares, Inc. * 8,467 136,319
CBTX, Inc. (a) 6,225 182,081
Central Pacific Financial Corp. 64,239 1,329,105
Central Valley Community Bancorp 4,876 86,354
Chemung Financial Corp. 1,193 49,951
CNB Financial Corp. 4,737 111,651
Comerica, Inc. 5,189 368,938
Community Trust Bancorp, Inc. 12,640 512,552
Customers Bancorp, Inc. * 31,052 915,413
Eagle Bancorp, Inc. 41,824 1,874,552
FB Financial Corp. 12,149 464,213
Financial Institutions, Inc. 11,604 279,308
First Bancshares, Inc. (The) 600 17,922
First Business Financial Services,
Inc. 2,800 90,468
First Commonwealth Financial
Corp. (a) 13,185 169,295
First Financial Corp. 15,131 683,770
First Internet Bancorp 4,660 157,788
First of Long Island Corp. (The) 7,569 130,490
First Savings Financial Group, Inc.
(a) 1,840 42,283
First Western Financial, Inc. * 2,221 54,748
Great Southern Bancorp, Inc. 8,010 457,131
Guaranty Bancshares, Inc. 3,415 118,125
Hanmi Financial Corp. 41,355 979,286
HarborOne Bancorp, Inc. 36,551 490,514
HBT Financial, Inc. (a) 7,168 130,099
Heartland Financial USA, Inc. 6,600 286,176
Heritage Commerce Corp. 11,024 125,012
Heritage Financial Corp. 13,587 359,648
HomeStreet, Inc. 27,097 780,665
HomeTrust Bancshares, Inc. 12,387 273,753
Horizon Bancorp, Inc. 7,468 134,125
Independent Bank Corp. 18,800 359,080
Investar Holding Corp. 4,167 82,923
Lakeland Bancorp, Inc. 5,459 87,399
Macatawa Bank Corp. 13,797 127,760
Mercantile Bank Corp. 4,601 136,696
Midland States Bancorp, Inc. 14,801 348,860
MidWestOne Financial Group, Inc. 2,182 59,547
National Bank Holdings Corp.
,
Class A
5,034 186,208
NBT Bancorp, Inc. 12,452 472,553

NVIT Multi-Manager Small Company Fund - September 30, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Nicolet Bankshares, Inc. *(a) 7,668 540,134
Northrim Bancorp, Inc. 4,095 170,188
OceanFirst Financial Corp. 44,840 835,818
Old Second Bancorp, Inc. (a) 17,287 225,595
Pathward Financial, Inc. 35,379 1,166,092
Peapack-Gladstone Financial
Corp. 10,049 338,149
Pinnacle Financial Partners, Inc. 12,374 1,003,531
Preferred Bank 4,084 266,399
Primis Financial Corp. (a) 10,826 131,319
QCR Holdings, Inc. 14,167 721,667
RBB Bancorp 10,692 222,180
S&T Bancorp, Inc. 3,806 111,554
Sierra Bancorp (a) 3,626 71,614
Silvergate Capital Corp.
, Class A
* 2,692 202,842
SmartFinancial, Inc. 4,200 103,782
South Plains Financial, Inc. 985 27,147
Southern First Bancshares, Inc. * 1,229 51,200
Texas Capital Bancshares, Inc. * 50,090 2,956,813
Third Coast Bancshares, Inc. *(a) 3,342 57,182
Towne Bank 3,120 83,710
TriCo Bancshares 48,584 2,169,276
UMB Financial Corp. 22,538 1,899,728
Washington Federal, Inc. 54,180 1,624,316
Wintrust Financial Corp. 13,006 1,060,639
Zions Bancorp NA 12,550 638,293
39,175,713
Beverages 0.9%
Boston Beer Co., Inc. (The)
, Class
A
*(a) 2,297 743,424
Celsius Holdings, Inc. * 9,906 898,276
MGP Ingredients, Inc. (a) 11,581 1,229,439
2,871,139
Biotechnology 6.0%
2seventy bio, Inc. *(a) 25,409 369,701
Adverum Biotechnologies, Inc. *(a) 37,311 35,445
Agios Pharmaceuticals, Inc. *(a) 61,291 1,733,310
Akebia Therapeutics, Inc. *(a) 252,430 79,818
Allogene Therapeutics, Inc. * 59,109 638,377
Alpine Immune Sciences, Inc. *(a) 5,885 42,372
Arbutus Biopharma Corp. *(a) 44,426 84,854
Atara Biotherapeutics, Inc. * 37,581 142,056
BioCryst Pharmaceuticals, Inc. *(a) 67,324 848,282
Bluebird Bio, Inc. * 1,366 8,647
Bridgebio Pharma, Inc. * 44,754 444,855
C4 Therapeutics, Inc. *(a) 49,047 430,142
Chimerix, Inc. * 15,639 30,183
Cytokinetics, Inc. * 6,249 302,764
CytomX Therapeutics, Inc. * 91,941 133,314
Deciphera Pharmaceuticals, Inc.
*(a) 79,774 1,475,819
Dyne Therapeutics, Inc. * 33,343 423,456
Emergent BioSolutions, Inc. * 74,011 1,553,491
Enanta Pharmaceuticals, Inc. *(a) 31,217 1,619,227
Exelixis, Inc. * 46,664 731,692
FibroGen, Inc. *(a) 36,565 475,711
Generation Bio Co. * 16,188 85,958
Gritstone bio, Inc. *(a) 66,082 169,831
Halozyme Therapeutics, Inc. *(a) 44,516 1,760,164
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Icosavax, Inc. *(a) 7,500 23,700
Invivyd, Inc. *(a) 13,169 41,219
Ionis Pharmaceuticals, Inc. *(a) 3,780 167,189
Iovance Biotherapeutics, Inc. * 33,698 322,827
iTeos Therapeutics, Inc. * 30,847 587,635
Jounce Therapeutics, Inc. * 12,413 29,046
Karuna Therapeutics, Inc. * 2,165 486,973
Kiniksa Pharmaceuticals Ltd.
, Class
A
* 43,579 559,554
Kodiak Sciences, Inc. * 16,197 125,365
Lineage Cell Therapeutics, Inc.
*(a) 46,743 52,820
Mersana Therapeutics, Inc. * 25,064 169,433
MiMedx Group, Inc. * 25,282 72,559
Praxis Precision Medicines, Inc. * 71,513 162,335
Protagonist Therapeutics, Inc. * 11,550 97,367
REGENXBIO, Inc. * 2,882 76,171
Silverback Therapeutics, Inc. *(a) 49,621 261,999
Sutro Biopharma, Inc. * 94,377 523,792
Tango Therapeutics, Inc. *(a) 34,173 123,706
TCR2 Therapeutics, Inc. * 20,054 36,097
Tenaya Therapeutics, Inc. * 7,344 21,298
Travere Therapeutics, Inc. *(a) 74,032 1,824,149
Ultragenyx Pharmaceutical, Inc. * 3,140 130,027
Vanda Pharmaceuticals, Inc. * 93,490 923,681
20,438,411
Building Products 0.7%
Advanced Drainage Systems, Inc. 16,402 2,039,917
Quanex Building Products Corp.
(a) 22,656 411,433
2,451,350
Capital Markets 1.8%
Cohen & Steers, Inc. 5,017 314,215
Evercore, Inc.
, Class A
10,710 880,898
Hamilton Lane, Inc.
, Class A
26,973 1,607,861
LPL Financial Holdings, Inc. 11,279 2,464,235
StoneX Group, Inc. * 9,582 794,731
6,061,940
Chemicals 1.5%
AdvanSix, Inc. 39,779 1,276,906
Ecovyst, Inc. * 77,553 654,547
Koppers Holdings, Inc. 16,517 343,223
Livent Corp. *(a) 46,107 1,413,180
Olin Corp. 20,499 878,997
Trinseo plc (a) 9,294 170,266
Valhi, Inc. 3,770 94,853
4,831,972
Commercial Services & Supplies 2.6%
ACCO Brands Corp. 88,176 432,062
BrightView Holdings, Inc. * 23,012 182,715
Casella Waste Systems, Inc.
, Class
A
* 40,129 3,065,455
Clean Harbors, Inc. * 14,422 1,586,132
CoreCivic, Inc. * 240,972 2,130,193
Driven Brands Holdings, Inc. * 18,893 528,626
Kimball International, Inc.
, Class B
43,118 271,212
Matthews International Corp.
, Class
A
6,406 143,558

56 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
Steelcase, Inc.
, Class A
(a) 67,991 443,301
8,783,254
Communications Equipment 0.9%
ADTRAN Holdings, Inc. (a) 45,976 900,210
Aviat Networks, Inc. *(a) 9,887 270,706
Comtech Telecommunications
Corp. (a) 15,269 152,843
EMCORE Corp. * 47,445 79,233
KVH Industries, Inc. *(a) 6,856 63,212
NETGEAR, Inc. * 49,964 1,001,279
NetScout Systems, Inc. * 12,221 382,762
Ribbon Communications, Inc. * 77,509 172,070
3,022,315
Construction & Engineering 2.1%
Argan, Inc. 16,900 543,673
Comfort Systems USA, Inc. 6,266 609,870
Great Lakes Dredge & Dock Corp.
* 11,455 86,829
Matrix Service Co. * 21,623 89,519
Primoris Services Corp. 47,618 773,793
Tutor Perini Corp. * 55,451 306,090
Valmont Industries, Inc. (a) 5,917 1,589,425
WillScot Mobile Mini Holdings
Corp. * 74,649 3,010,593
7,009,792
Consumer Finance 2.6%
Encore Capital Group, Inc. * 11,890 540,757
Enova International, Inc. * 34,980 1,023,865
EZCORP, Inc.
, Class A
*(a) 64,899 500,371
Green Dot Corp.
, Class A
* 50,542 959,287
Navient Corp. 187,835 2,759,297
Oportun Financial Corp. * 3,904 17,060
PROG Holdings, Inc. * 122,406 1,833,643
SLM Corp. (a) 26,369 368,902
World Acceptance Corp. *(a) 6,764 654,890
8,658,072
Containers & Packaging 0.3%
Graphic Packaging Holding Co. 42,684 842,582
Diversified Consumer Services 2.0%
2U, Inc. *(a) 129,607 810,044
Adtalem Global Education, Inc. * 25,028 912,271
American Public Education, Inc. * 27,318 249,687
Duolingo, Inc. *(a) 6,864 653,659
European Wax Center, Inc.
, Class
A
(a) 29,495 544,183
Frontdoor, Inc. *(a) 98,607 2,010,596
Grand Canyon Education, Inc. * 4,534 372,922
Perdoceo Education Corp. * 96,554 994,505
6,547,867
Diversified Financial Services 0.7%
Alerus Financial Corp. 1,096 24,222
Jackson Financial, Inc.
, Class A
(a) 82,915 2,300,891
2,325,113
Diversified Telecommunication Services 0.2%
Bandwidth, Inc.
, Class A
* 54,351 646,777
Electric Utilities 1.0%
ALLETE, Inc. 10,814 541,241
Common Stocks
Shares Value ($)
UNITED STATES
Electric Utilities
Portland General Electric Co. 67,416 2,929,899
3,471,140
Electrical Equipment 1.1%
Encore Wire Corp. (a) 23,424 2,706,409
Powell Industries, Inc. 8,703 183,459
Vertiv Holdings Co. 79,910 776,725
3,666,593
Electronic Equipment, Instruments & Components 2.1%
Avnet, Inc. 11,216 405,122
Belden, Inc. (a) 23,147 1,389,283
Benchmark Electronics, Inc. 53,798 1,333,114
Daktronics, Inc. * 34,354 93,099
FARO Technologies, Inc. * 16,607 455,696
Itron, Inc. * 35,436 1,492,211
Novanta, Inc. * 12,302 1,422,726
PC Connection, Inc. (a) 3,453 155,696
ScanSource, Inc. * 13,225 349,272
7,096,219
Energy Equipment & Services 0.5%
ProPetro Holding Corp. * 163,409 1,315,442
US Silica Holdings, Inc. * 17,920 196,224
1,511,666
Entertainment 0.5%
Playtika Holding Corp. * 70,926 665,995
World Wrestling Entertainment,
Inc.
, Class A
13,702 961,469
1,627,464
Equity Real Estate Investment Trusts (REITs) 4.6%
Apple Hospitality REIT, Inc. 189,002 2,657,367
Armada Hoffler Properties, Inc. (a) 33,837 351,228
Braemar Hotels & Resorts, Inc. (a) 78,623 338,079
Brandywine Realty Trust (a) 55,670 375,773
Chatham Lodging Trust * 6,055 59,763
CTO Realty Growth, Inc. 24,957 467,694
Equity Commonwealth 103,115 2,511,881
Hersha Hospitality Trust
, Class A
6,650 53,067
Industrial Logistics Properties
Trust 13,369 73,530
National Storage Affiliates Trust 29,875 1,242,203
Outfront Media, Inc. 30,957 470,237
Park Hotels & Resorts, Inc. 10,744 120,977
Piedmont Office Realty Trust, Inc.
,
Class A
139,425 1,472,328
RLJ Lodging Trust 219,841 2,224,791
Sunstone Hotel Investors, Inc. 152,663 1,438,085
Whitestone REIT 19,191 162,356
Xenia Hotels & Resorts, Inc. 99,611 1,373,636
15,392,995
Food & Staples Retailing 1.9%
Albertsons Cos., Inc.
, Class A
14,739 366,412
Andersons, Inc. (The) (a) 30,596 949,394
BJ's Wholesale Club Holdings,
Inc. * 20,447 1,488,745
Grocery Outlet Holding Corp. *(a) 19,738 657,078
Performance Food Group Co. * 30,286 1,300,784
Rite Aid Corp. *(a) 13,380 66,231
SpartanNash Co. (a) 46,993 1,363,737
6,192,381

NVIT Multi-Manager Small Company Fund - September 30, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 0.5%
Fresh Del Monte Produce, Inc. 14,687 341,326
Hain Celestial Group, Inc. (The) * 39,040 658,995
Sovos Brands, Inc. * 42,098 599,476
1,599,797
Gas Utilities 0.3%
Northwest Natural Holding Co. 23,505 1,019,647
Health Care Equipment & Supplies 4.0%
AtriCure, Inc. *(a) 22,822 892,340
Avanos Medical, Inc. *(a) 1,553 33,824
Axonics, Inc. * 34,369 2,420,952
CONMED Corp. (a) 6,838 548,202
CryoPort, Inc. *(a) 13,846 337,289
Globus Medical, Inc.
, Class A
*(a) 21,805 1,298,924
Inari Medical, Inc. *(a) 13,128 953,618
Inspire Medical Systems, Inc. *(a) 10,542 1,869,835
iRhythm Technologies, Inc. * 5,160 646,445
Lantheus Holdings, Inc. * 3,766 264,863
OraSure Technologies, Inc. * 161,338 611,471
Orthofix Medical, Inc. * 9,489 181,335
SeaSpine Holdings Corp. * 8,801 49,990
Shockwave Medical, Inc. * 9,645 2,681,984
Tactile Systems Technology, Inc. * 17,591 137,034
Tandem Diabetes Care, Inc. *(a) 5,065 242,360
Zimvie, Inc. * 8,218 81,112
13,251,578
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc. * 16,981 1,327,574
AMN Healthcare Services, Inc. *(a) 9,684 1,026,117
Cross Country Healthcare, Inc. * 12,945 367,250
HealthEquity, Inc. * 15,865 1,065,652
Option Care Health, Inc. * 32,044 1,008,425
Privia Health Group, Inc. * 22,652 771,527
Surgery Partners, Inc. *(a) 37,486 877,172
Tenet Healthcare Corp. * 14,886 767,820
7,211,537
Health Care Technology 1.7%
Allscripts Healthcare Solutions,
Inc. * 158,525 2,414,336
Certara, Inc. * 21,333 283,302
Computer Programs & Systems,
Inc. * 20,172 562,395
Doximity, Inc.
, Class A
*(a) 11,765 355,538
Evolent Health, Inc.
, Class A
*(a) 27,405 984,662
Health Catalyst, Inc. *(a) 63,300 614,010
HealthStream, Inc. * 1,000 21,260
NextGen Healthcare, Inc. * 24,511 433,845
5,669,348
Hotels, Restaurants & Leisure 1.6%
Bluegreen Vacations Holding
Corp. 8,641 142,749
DraftKings, Inc.
, Class A
*(a) 35,161 532,338
Planet Fitness, Inc.
, Class A
*(a) 15,195 876,144
Red Rock Resorts, Inc.
, Class A
37,237 1,275,740
SeaWorld Entertainment, Inc. * 33,316 1,516,211
Sweetgreen, Inc.
, Class A
*(a) 21,025 388,963
Wingstop, Inc. (a) 1,865 233,908
Xponential Fitness, Inc.
, Class A
* 11,436 208,821
5,174,874
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables 0.7%
Bassett Furniture Industries, Inc. 13,705 214,894
Beazer Homes USA, Inc. * 59,985 580,055
GoPro, Inc.
, Class A
*(a) 210,512 1,037,824
Hooker Furnishings Corp. 6,891 92,960
Universal Electronics, Inc. * 9,182 180,610
VOXX International Corp. *(a) 14,698 111,852
2,218,195
Insurance 4.9%
American Equity Investment Life
Holding Co. 72,565 2,705,948
Argo Group International Holdings
Ltd. 26,750 515,205
Bright Health Group, Inc. *(a) 23,644 24,826
Brighthouse Financial, Inc. * 16,800 729,456
CNO Financial Group, Inc. 116,381 2,091,366
Donegal Group, Inc.
, Class A
(a) 13,640 184,004
eHealth, Inc. * 24,434 95,537
Employers Holdings, Inc. 32,578 1,123,615
Genworth Financial, Inc.
, Class A
* 449,093 1,571,825
Greenlight Capital Re Ltd.
, Class A
* 15,046 111,942
Hanover Insurance Group, Inc.
(The) (a) 3,292 421,837
James River Group Holdings Ltd. 12,318 280,974
Kinsale Capital Group, Inc. (a) 6,292 1,607,102
Oscar Health, Inc.
, Class A
* 92,444 461,296
ProAssurance Corp. 39,247 765,709
Reinsurance Group of America,
Inc. 10,733 1,350,319
Root, Inc.
, Class A
*(a) 9,245 72,851
Selectquote, Inc. * 47,083 34,371
Stewart Information Services Corp. 30,901 1,348,520
Trean Insurance Group, Inc. * 10,414 35,408
United Fire Group, Inc. (a) 11,247 323,126
Universal Insurance Holdings, Inc. 45,685 449,997
16,305,234
Interactive Media & Services 0.1%
TrueCar, Inc. * 132,287 199,753
Internet & Direct Marketing Retail 0.2%
Poshmark, Inc.
, Class A
*(a) 23,939 375,124
Quotient Technology, Inc. *(a) 172,911 399,425
774,549
IT Services 1.2%
ExlService Holdings, Inc. * 10,671 1,572,478
Globant SA * 7,275 1,361,007
Kyndryl Holdings, Inc. * 84,628 699,874
Paysafe Ltd. *(a) 154,900 213,762
SolarWinds Corp. * 6,100 47,275
Unisys Corp. * 6,282 47,429
3,941,825
Leisure Products 0.3%
American Outdoor Brands, Inc. * 26,470 232,142
Smith & Wesson Brands, Inc. 59,506 617,077
849,219
Life Sciences Tools & Services 1.5%
Berkeley Lights, Inc. * 150,701 431,005
Harvard Bioscience, Inc. * 18,226 46,659
Medpace Holdings, Inc. *(a) 10,798 1,697,121
Personalis, Inc. * 43,711 129,822

58 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Repligen Corp. * 15,134 2,831,722
5,136,329
Machinery 2.5%
AGCO Corp. 5,425 521,722
Astec Industries, Inc. (a) 14,262 444,832
Chart Industries, Inc. *(a) 16,613 3,062,607
Evoqua Water Technologies Corp.
* 39,852 1,317,906
Hyster-Yale Materials Handling,
Inc. 13,895 298,881
Manitowoc Co., Inc. (The) * 84,636 655,929
Park-Ohio Holdings Corp. 1,820 20,584
REV Group, Inc. 44,960 495,909
Trinity Industries, Inc. 32,828 700,878
Wabash National Corp. 55,299 860,452
8,379,700
Media 0.0%
†
comScore, Inc. *(a) 45,168 74,526
Entravision Communications
Corp.
, Class A
(a) 5,813 23,078
Loyalty Ventures, Inc. * 2,350 2,844
100,448
Metals & Mining 1.1%
Arconic Corp. *(a) 5,641 96,123
Schnitzer Steel Industries, Inc.
,
Class A
49,513 1,409,140
SunCoke Energy, Inc. 122,906 714,084
Warrior Met Coal, Inc. 51,925 1,476,746
3,696,093
Multiline Retail 0.2%
Ollie's Bargain Outlet Holdings,
Inc. * 13,367 689,737
Oil, Gas & Consumable Fuels 3.5%
CONSOL Energy, Inc. 2,473 159,063
Dorian LPG Ltd. 22,328 302,991
Matador Resources Co. (a) 43,923 2,148,713
New Fortress Energy, Inc. (a) 17,203 751,943
PBF Energy, Inc.
, Class A
*(a) 65,697 2,309,908
PDC Energy, Inc. 20,093 1,161,174
Plains GP Holdings LP
, Class A
* 49,878 544,169
REX American Resources Corp. * 22,326 623,342
SM Energy Co. 32,222 1,211,869
W&T Offshore, Inc. *(a) 51,758 303,302
World Fuel Services Corp. 87,327 2,046,945
11,563,419
Paper & Forest Products 0.5%
Clearwater Paper Corp. * 24,956 938,346
Glatfelter Corp. 46,946 146,002
Sylvamo Corp. 17,069 578,639
1,662,987
Personal Products 1.5%
Edgewell Personal Care Co. (a) 54,570 2,040,918
elf Beauty, Inc. * 20,475 770,270
Herbalife Nutrition Ltd. *(a) 102,972 2,048,113
Nature's Sunshine Products, Inc. * 9,426 77,670
4,936,971
Pharmaceuticals 0.8%
Atea Pharmaceuticals, Inc. *(a) 25,852 147,098
Athira Pharma, Inc. *(a) 44,275 131,497
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Harmony Biosciences Holdings,
Inc. * 13,253 586,975
Intra-Cellular Therapies, Inc. *(a) 14,718 684,829
Nektar Therapeutics * 81,608 261,146
Organon & Co. 10,852 253,937
Reata Pharmaceuticals, Inc.
, Class
A
*(a) 4,188 105,244
Tarsus Pharmaceuticals, Inc. *(a) 7,359 125,986
Tricida, Inc. *(a) 27,692 290,212
2,586,924
Professional Services 1.4%
Barrett Business Services, Inc. 6,809 531,102
Heidrick & Struggles International,
Inc. 14,394 374,100
KBR, Inc. (a) 32,309 1,396,394
Kelly Services, Inc.
, Class A
61,637 837,647
Mistras Group, Inc. * 3,321 14,812
Resources Connection, Inc. (a) 21,661 391,414
TrueBlue, Inc. * 53,107 1,013,282
4,558,751
Real Estate Management & Development 0.2%
Douglas Elliman, Inc. 21,114 86,567
Forestar Group, Inc. * 17,186 192,311
Zillow Group, Inc.
, Class A
* 15,597 446,543
725,421
Road & Rail 1.8%
ArcBest Corp. (a) 34,986 2,544,532
Covenant Logistics Group, Inc. 32,181 923,595
Lyft, Inc.
, Class A
* 91,314 1,202,605
Saia, Inc. *(a) 3,770 716,300
Schneider National, Inc.
, Class B
5,840 118,552
Werner Enterprises, Inc. 12,304 462,630
5,968,214
Semiconductors & Semiconductor Equipment 1.8%
Cirrus Logic, Inc. *(a) 13,861 953,637
Impinj, Inc. *(a) 29,365 2,350,080
Lattice Semiconductor Corp. * 40,417 1,988,921
MACOM Technology Solutions
Holdings, Inc. * 13,800 714,702
6,007,340
Software 6.0%
Box, Inc.
, Class A
* 22,326 544,531
CCC Intelligent Solutions
Holdings, Inc. *(a) 144,232 1,312,511
Cerence, Inc. *(a) 64,233 1,011,670
Confluent, Inc.
, Class A
*(a) 15,264 362,825
Consensus Cloud Solutions, Inc. * 15,964 755,097
CyberArk Software Ltd. * 16,434 2,464,114
Embark Technology, Inc. *(a) 45,990 341,708
EverCommerce, Inc. *(a) 27,079 295,973
Gitlab, Inc.
, Class A
*(a) 7,369 377,440
HashiCorp, Inc.
, Class A
*(a) 9,602 309,088
Informatica, Inc.
, Class A
*(a) 46,820 939,677
Instructure Holdings, Inc. *(a) 30,667 683,261
Jamf Holding Corp. *(a) 22,806 505,381
Manhattan Associates, Inc. * 20,630 2,744,409
Nutanix, Inc.
, Class A
* 59,383 1,236,948
ON24, Inc. * 12,500 110,000
Paylocity Holding Corp. * 12,860 3,106,718

NVIT Multi-Manager Small Company Fund - September 30, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Software
Samsara, Inc.
, Class A
*(a) 28,870 348,461
SecureWorks Corp.
, Class A
* 18,654 150,165
Sprout Social, Inc.
, Class A
* 23,898 1,450,131
Tenable Holdings, Inc. * 11,747 408,796
Upland Software, Inc. * 61,304 498,402
19,957,306
Specialty Retail 1.9%
Aaron's Co., Inc. (The) 55,911 543,455
Boot Barn Holdings, Inc. * 23,511 1,374,453
Container Store Group, Inc. (The)
* 39,268 192,413
Foot Locker, Inc. (a) 78,736 2,451,052
Genesco, Inc. * 25,185 990,274
Haverty Furniture Cos., Inc. 18,633 463,962
Tilly's, Inc.
, Class A
55,696 385,416
6,401,025
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc. *(a) 27,333 635,766
Diebold Nixdorf, Inc. * 18,007 43,937
Quantum Corp. * 22,842 24,669
Xerox Holdings Corp. (a) 173,634 2,271,133
2,975,505
Textiles, Apparel & Luxury Goods 0.8%
Movado Group, Inc. 26,966 759,902
Oxford Industries, Inc. 17,770 1,595,391
Unifi, Inc. *(a) 19,221 182,792
Vera Bradley, Inc. * 43,344 130,465
2,668,550
Thrifts & Mortgage Finance 0.6%
Bridgewater Bancshares, Inc. * 1,464 24,112
FS Bancorp, Inc. 2,350 64,061
Home Bancorp, Inc. 1,500 58,485
Luther Burbank Corp. 2,200 25,564
Merchants Bancorp 17,284 398,742
Northfield Bancorp, Inc. 4,561 65,268
Ocwen Financial Corp. *(a) 4,879 113,534
PennyMac Financial Services, Inc. 12,204 523,552
Radian Group, Inc. 17,680 341,047
Southern Missouri Bancorp, Inc.
(a) 121 6,175
TrustCo Bank Corp. 1,535 48,230
Waterstone Financial, Inc. (a) 12,028 194,372
Western New England Bancorp,
Inc. 2,823 22,951
1,886,093
Trading Companies & Distributors 1.9%
Alta Equipment Group, Inc. 5,067 55,788
Boise Cascade Co. (a) 47,141 2,803,003
Herc Holdings, Inc. 8,790 913,105
NOW, Inc. * 181,033 1,819,382
Titan Machinery, Inc. * 30,600 864,756
6,456,034
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc. 51,103 710,332
United States Cellular Corp. *(a) 17,074 444,436
1,154,768
318,361,819
Total Common Stocks
(cost $336,359,752) 325,315,725
Rights 0.0%
†
Number of
Rights
Value ($)
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 4.6%
Principal
Amount ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$4,001,017, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $4,080,000.(b) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022, due
10/3/2022, repurchase price
$2,232,800, collateralized
by U.S. Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $2,276,877.(b) 2,232,233 2,232,233
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase price
$3,000,743, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046; total
market value $3,060,758.(b) 3,000,000 3,000,000
MetLife, Inc., 3.05%, dated
9/30/2022, due 10/3/2022,
repurchase price $3,988,530,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047; total
market value $4,069,239.(b) 3,987,516 3,987,516

60 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.08%, dated
9/30/2022, due 10/3/2022,
repurchase price $2,000,514,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071; total
market value $2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $15,219,749) 15,219,749
Total Investments
(cost $351,591,576) — 102.3% 340,535,474
Liabilities in excess of other assets — (2.3)% (7,630,066)
NET ASSETS — 100.0%
$ 332,905,408

NVIT Multi-Manager Small Company Fund - September 30, 2022 (Unaudited) - Statement of Investments - 61
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $62,660,188, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,219,749 and by
$50,007,302 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $65,227,051.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$15,219,749.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust

62 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Company Fund - September 30, 2022 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,665,841 $ – $ – $ 3,665,841
Air Freight & Logistics 1,337,803 – – 1,337,803
Auto Components 5,006,249 – – 5,006,249
Banks 42,133,862 – – 42,133,862
Beverages 2,871,139 – – 2,871,139
Biotechnology 20,438,411 – – 20,438,411
Building Products 2,451,350 – – 2,451,350
Capital Markets 6,061,940 – – 6,061,940
Chemicals 4,831,972 – – 4,831,972
Commercial Services & Supplies 8,783,254 – – 8,783,254
Communications Equipment 3,022,315 – – 3,022,315
Construction & Engineering 7,009,792 – – 7,009,792
Consumer Finance 8,658,072 – – 8,658,072
Containers & Packaging 842,582 – – 842,582
Diversified Consumer Services 6,547,867 – – 6,547,867
Diversified Financial Services 2,325,113 – – 2,325,113
Diversified Telecommunication Services 646,777 – – 646,777
Electric Utilities 3,471,140 – – 3,471,140
Electrical Equipment 3,666,593 – – 3,666,593
Electronic Equipment, Instruments &
Components 7,096,219 – – 7,096,219
Energy Equipment & Services 1,511,666 – – 1,511,666
Entertainment 1,627,464 – – 1,627,464
Equity Real Estate Investment Trusts (REITs) 15,392,995 – – 15,392,995
Food & Staples Retailing 6,192,381 – – 6,192,381
Food Products 1,599,797 – – 1,599,797
Gas Utilities 1,019,647 – – 1,019,647
Health Care Equipment & Supplies 13,251,578 – – 13,251,578
Health Care Providers & Services 7,211,537 – – 7,211,537
Health Care Technology 5,669,348 – – 5,669,348
Hotels, Restaurants & Leisure 5,174,874 – – 5,174,874
Household Durables 2,218,195 – – 2,218,195
Independent Power and Renewable
Electricity Producers – – – –
Insurance 16,743,646 – – 16,743,646
Interactive Media & Services 199,753 – – 199,753
Internet & Direct Marketing Retail 774,549 – – 774,549
IT Services 4,877,665 – – 4,877,665
Leisure Products 849,219 – – 849,219
Life Sciences Tools & Services 5,136,329 – – 5,136,329
Machinery 8,379,700 – – 8,379,700
Media 100,448 – – 100,448
Metals & Mining 3,696,093 – – 3,696,093
Multiline Retail 689,737 – – 689,737
Oil, Gas & Consumable Fuels 12,896,079 – – 12,896,079
Paper & Forest Products 1,811,989 – – 1,811,989
Personal Products 4,936,971 – – 4,936,971
Pharmaceuticals 2,586,924 – – 2,586,924
Professional Services 4,558,751 – – 4,558,751
Real Estate Management & Development 725,421 – – 725,421
Road & Rail 5,968,214 – – 5,968,214
Semiconductors & Semiconductor
Equipment 6,619,026 – – 6,619,026
Software 19,957,306 – – 19,957,306
Specialty Retail 6,401,025 – – 6,401,025
Technology Hardware, Storage & Peripherals 2,975,505 – – 2,975,505
Textiles, Apparel & Luxury Goods 3,196,707 – – 3,196,707
Thrifts & Mortgage Finance 1,886,093 – – 1,886,093

64 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 6,456,034 $ – $ – $ 6,456,034
Wireless Telecommunication Services 1,154,768 – – 1,154,768
Total Common Stocks $ 325,315,725 $ – $ – $ 325,315,725
Repurchase Agreements – 15,219,749 – 15,219,749
Rights – – – –
Total $ 325,315,725 $ 15,219,749 $ – $ 340,535,474
As of September 30, 2022, the Fund held two common stocks and one rights investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ — $ — $ — $ —
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) (109,333) (43,259) — (152,592)
Purchases — — — —
Sales — — (2,193) (2,193)
Change in Unrealized Appreciation/Depreciation 109,333 43,259 2,193 154,785
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 9/30/2022 $ — $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
9/30/2022 $ — $ — $ 2,193 $ 2,193
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Real Estate Fund - September 30, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks 99.0%
Shares Value ($)
Construction & Engineering 1.7%
WillScot Mobile Mini Holdings
Corp.* 85,075 3,431,075
Equity Real Estate Investment Trusts (REITs) 94.3%
Agree Realty Corp. 79,816 5,393,965
Alexandria Real Estate
Equities, Inc. 13,700 1,920,603
American Homes 4 Rent,
Class A 113,951 3,738,732
American Tower Corp. 40,452 8,685,044
Americold Realty Trust, Inc. 84,841 2,087,089
AvalonBay Communities, Inc. 68,482 12,613,700
Boston Properties, Inc. 31,185 2,337,939
Brixmor Property Group, Inc. 269,092 4,970,129
CareTrust REIT, Inc. 142,101 2,573,449
Corporate Office Properties
Trust 137,892 3,203,231
CubeSmart 60,897 2,439,534
Douglas Emmett, Inc. 115,256 2,066,540
Equinix , Inc. 15,765 8,967,763
Equity Residential 148,441 9,978,204
First Industrial Realty Trust,
Inc. 45,901 2,056,824
Healthpeak Properties, Inc. 150,441 3,448,108
Host Hotels & Resorts, Inc. 266,661 4,234,577
Independence Realty Trust,
Inc. 143,556 2,401,692
Iron Mountain, Inc. 70,512 3,100,413
Kimco Realty Corp. 308,960 5,687,954
Life Storage, Inc. 67,124 7,434,654
LTC Properties, Inc. 104,963 3,930,864
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Phillips Edison & Co., Inc. 167,425 4,696,271
Plymouth Industrial REIT, Inc. 172,642 2,902,112
Prologis, Inc. 186,688 18,967,501
Public Storage 42,000 12,298,020
Rexford Industrial Realty, Inc. 127,470 6,628,440
Ryman Hospitality Properties,
Inc. 40,979 3,015,645
SBA Communications Corp. 14,472 4,119,455
Sun Communities, Inc. 55,959 7,572,931
Tanger Factory Outlet Centers,
Inc. 123,053 1,683,365
Veris Residential, Inc.* 77,138 877,059
VICI Properties, Inc. 285,950 8,535,607
Welltower , Inc. 170,566 10,970,805
WP Carey, Inc. 105,761 7,382,118
192,920,337
Hotels, Restaurants & Leisure 1.1%
Hyatt Hotels Corp., Class A* 27,298 2,210,046
Real Estate Management & Development 1.9%
Colliers International Group,
Inc. 11,818 1,083,238
Tricon Residential, Inc. 339,469 2,936,732
4,019,970
Total Investments
(cost $199,246,461) — 99.0% 202,581,428
Other assets in excess of liabilities — 1.0% 1,993,179
NET ASSETS — 100.0%
$ 204,574,607
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

66 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Real Estate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 202,581,428 $ – $ – $ 202,581,428
Total $ 202,581,428 $ – $ – $ 202,581,428
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - September 30, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks 95.8%
Shares Value ($)
BRAZIL 2.6%
Internet & Direct Marketing Retail 1.9%
MercadoLibre, Inc. * 9,438 7,812,587
IT Services 0.7%
StoneCo Ltd.
, Class A
* 313,884 2,991,315
10,803,902
CANADA 0.7%
Commercial Services & Supplies 0.7%
Ritchie Bros Auctioneers, Inc. 47,100 2,942,808
DENMARK 0.8%
Biotechnology 0.8%
Ascendis Pharma A/S, ADR
*(a) 33,214 3,429,678
INDIA 2.8%
IT Services 2.8%
WNS Holdings Ltd., ADR * 136,812 11,196,694
ISRAEL 1.3%
Internet & Direct Marketing Retail 1.3%
Global-e Online Ltd. *(a) 202,328 5,414,297
SWITZERLAND 1.4%
Biotechnology 0.6%
CRISPR Therapeutics AG *(a) 34,912 2,281,499
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG
, Class A
*(a) 211,952 3,401,830
5,683,329
UNITED STATES 86.2%
Aerospace & Defense 2.5%
Axon Enterprise, Inc. * 87,739 10,155,789
Banks 0.8%
Silvergate Capital Corp.
, Class
A
* 44,515 3,354,205
Biotechnology 1.8%
Mirati Therapeutics, Inc. * 32,187 2,247,940
Sarepta Therapeutics, Inc.
*(a) 36,629 4,048,970
Zentalis Pharmaceuticals,
Inc. *(a) 50,080 1,084,733
7,381,643
Building Products 3.1%
Advanced Drainage Systems,
Inc. 75,596 9,401,875
Trex Co., Inc. * 77,880 3,422,047
12,823,922
Capital Markets 1.5%
MarketAxess Holdings, Inc. 27,319 6,078,204
Commercial Services & Supplies 6.1%
Casella Waste Systems, Inc.
,
Class A
* 135,512 10,351,762
Rollins, Inc. 211,038 7,318,798
Tetra Tech, Inc. 57,323 7,367,725
25,038,285
Diversified Consumer Services 0.9%
Mister Car Wash, Inc. *(a) 429,078 3,681,489
Electrical Equipment 1.0%
Generac Holdings, Inc. *(a) 22,798 4,061,236
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components 5.6%
Novanta, Inc. * 64,373 7,444,737
Teledyne Technologies, Inc. * 36,987 12,482,003
Zebra Technologies Corp.
,
Class A
* 11,500 3,013,115
22,939,855
Entertainment 2.7%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 106,241 6,215,099
Warner Music Group Corp.
,
Class A
209,245 4,856,576
11,071,675
Equity Real Estate Investment Trusts (REITs) 3.7%
Equity LifeStyle Properties,
Inc. 117,692 7,395,765
Rexford Industrial Realty, Inc. 149,876 7,793,552
15,189,317
Health Care Equipment & Supplies 11.9%
ABIOMED, Inc. * 20,744 5,095,971
Dexcom, Inc. * 73,164 5,892,629
ICU Medical, Inc. *(a) 24,180 3,641,508
Inari Medical, Inc. *(a) 98,322 7,142,111
Inspire Medical Systems,
Inc. * 37,620 6,672,659
Insulet Corp. *(a) 25,901 5,941,689
iRhythm Technologies, Inc. * 39,736 4,978,126
Shockwave Medical, Inc. * 34,471 9,585,352
48,950,045
Health Care Providers & Services 4.2%
Amedisys, Inc. * 40,563 3,926,093
HealthEquity, Inc. * 77,900 5,232,543
Option Care Health, Inc. * 250,152 7,872,283
17,030,919
Hotels, Restaurants & Leisure 6.7%
Chipotle Mexican Grill, Inc. * 5,200 7,814,352
Domino's Pizza, Inc. 12,424 3,853,925
Hyatt Hotels Corp.
, Class A
* 38,455 3,113,317
MGM Resorts International 113,000 3,358,360
Wingstop, Inc. (a) 73,378 9,203,068
27,343,022
Insurance 0.8%
Goosehead Insurance, Inc.
,
Class A
* 87,625 3,122,955
Interactive Media & Services 3.8%
Bumble, Inc.
, Class A
*(a) 201,853 4,337,821
IAC, Inc. *(a) 65,999 3,655,025
ZoomInfo Technologies, Inc.
,
Class A
* 177,931 7,412,605
15,405,451
IT Services 4.5%
Globant SA * 47,575 8,900,331
Marqeta, Inc.
, Class A
* 485,053 3,453,577
MongoDB, Inc. * 29,839 5,924,832
18,278,740
Leisure Products 1.4%
Topgolf Callaway Brands
Corp. *(a) 287,974 5,546,379
Life Sciences Tools & Services 4.3%
Azenta, Inc. 66,034 2,830,217

68 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.
,
Class A
* 14,748 6,151,981
Bio-Techne Corp. (a) 29,814 8,467,176
17,449,374
Professional Services 0.6%
Clarivate plc *(a) 253,819 2,383,360
Road & Rail 2.7%
JB Hunt Transport Services,
Inc. 30,700 4,802,094
Saia, Inc. *(a) 32,861 6,243,590
11,045,684
Semiconductors & Semiconductor Equipment 4.9%
Enphase Energy, Inc. * 27,417 7,607,395
Impinj, Inc. *(a) 86,016 6,883,860
Wolfspeed, Inc. *(a) 54,200 5,602,112
20,093,367
Software 9.1%
Bill.com Holdings, Inc. *(a) 56,065 7,421,324
Black Knight, Inc. * 60,487 3,915,324
CCC Intelligent Solutions
Holdings, Inc. *(a) 495,904 4,512,726
Crowdstrike Holdings, Inc.
,
Class A
* 43,780 7,215,382
Five9, Inc. *(a) 99,171 7,435,842
HubSpot, Inc. *(a) 14,472 3,909,177
Olo, Inc.
, Class A
*(a) 417,329 3,296,899
37,706,674
Trading Companies & Distributors 1.6%
SiteOne Landscape Supply,
Inc. *(a) 63,632 6,626,636
352,758,226
Total Common Stocks
(cost $416,175,904) 392,228,934
Repurchase Agreements 4.0%
Principal
Amount ($)
Bank of America
NA, 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $8,208,691,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $8,370,736.(b) 8,206,604 8,206,604
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities,
Inc., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $1,000,255,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $7,347,156,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$7,492,195.(b) 7,345,289 7,345,289
Total Repurchase Agreements
(cost $16,551,893) 16,551,893
Total Investments
(cost $432,727,797) — 99.8% 408,780,827
Other assets in excess of liabilities — 0.2% 775,323
NET ASSETS — 100.0%
$ 409,556,150
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $76,473,023, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,551,893 and by
$62,859,532 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $79,411,425.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$16,551,893.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Allspring Discovery Fund - September 30, 2022 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

70 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 392,228,934 $ – $ – $ 392,228,934
Repurchase Agreements – 16,551,893 – 16,551,893
Total $ 392,228,934 $ 16,551,893 $ – $ 408,780,827
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
.
Asset-Backed Securities 11.9%
Principal
Amount ($) Value ($)
Airlines 2.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,115,428 6,040,489
American Airlines Pass-
Through Trust
Series 2017-1, Class B,
4.95%, 2/15/2025 1,804,250 1,640,519
Series 2021-1, Class B,
3.95%, 7/11/2030 3,950,000 3,204,149
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 3,963,100 3,852,545
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 8,125,753 6,849,822
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 2,844,134 2,311,259
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 3,994,792 3,501,097
Series 2020-1, Class A,
5.88%, 10/15/2027 5,157,259 4,974,337
Series 2019-2, Class B,
3.50%, 5/1/2028 143,446 118,788
32,493,005
Food & Staples Retailing 0.6%
CVS Pass-Through Trust,
6.94%, 1/10/2030 7,271,593 7,487,016
Home Equity 0.2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
4.33%, 1/25/2036(b) 593,507 588,406
RASC Trust, Series 2005-
KS12, Class M2, 3.77%,
1/25/2036(b) 2,336,971 2,323,201
2,911,607
Other 8.7%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 3.81%,
4/25/2031(a)(b) 9,000,000 8,780,553
Apidos CLO XXII, Series
2015-22A, Class A1R,
3.77%, 4/20/2031(a)(b) 5,000,000 4,871,560
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
3.86%, 1/20/2035(a)(b) 4,100,000 3,922,326
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
3.94%, 10/25/2034(a)(b) 2,050,000 1,964,984
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 5,000,000 4,819,355
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
3.59%, 4/15/2034(a)(b) 5,000,000 4,785,920
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 3.88%, 7/20/2034(a)(b) 6,600,000 6,289,807
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
3.85%, 4/20/2034(a)(b) 800,000 761,516
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
3.89%, 10/17/2034(a)(b) 1,800,000 1,718,701
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
4.10%, 5/20/2034(a)(b) 6,600,000 6,305,290
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 761,145 666,513
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 80,276 80,240
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,168,758 1,133,310
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,080,655 1,881,721
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 4,162,238 3,527,935
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,559,134 1,405,552
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 380,738 350,023
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,801,036 1,764,801
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 627,974 581,572
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 752,913 734,503
Invesco CLO Ltd.
Series 2021-1A, Class A1,
3.51%, 4/15/2034(a)(b) 1,550,000 1,463,493
Series 2021-2A, Class A,
3.63%, 7/15/2034(a)(b) 5,000,000 4,749,875
LCM 37 Ltd., Series
37A, Class A1, 2.51%,
4/15/2034(a)(b) 1,900,000 1,850,397
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
3.84%, 1/20/2035(a)(b) 5,000,000 4,765,150
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 5,000,000 4,804,770
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
3.73%, 1/20/2032(a)(b) 1,000,000 972,583

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
3.85%, 10/20/2035(a)(b) 5,000,000 4,796,885
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 2,920,000 2,914,645
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 440,000 439,256
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,431,302
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 190,095
Reese Park CLO Ltd., Series
2020-1A, Class AR, 3.64%,
10/15/2034(a)(b) 1,550,000 1,476,916
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,808,331 2,560,789
RR 1 LLC, Series 2017-
1A, Class A1AB, 3.66%,
7/15/2035(a)(b) 5,000,000 4,795,615
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,930,684 12,621,188
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,591,490 6,980,041
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
3.61%, 7/15/2034(a)(b) 5,000,000 4,788,640
117,947,822
Total Asset-Backed Securities
(cost $171,422,111)
160,839,450
Collateralized Mortgage Obligations 1.1%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,046,130 989,229
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 756,674 639,840
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,907,245 4,318,076
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 369,094 358,115
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 39,206 38,368
Series 2009-78, Class BM,
4.00%, 6/25/2039 41,984 41,861
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 538,000 497,050
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,257,216
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,252,084
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,504,095
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 971,370 893,646
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 730,381 669,390
Total Collateralized Mortgage Obligations
(cost $16,745,334)
14,458,970
Commercial Mortgage-Backed Securities 2.1%
AREIT Trust, Series 2022-
CRE6, Class A, 3.53%,
1/16/2037(a)(b) 2,214,764 2,129,239
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,261,341
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,677,834
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,379,827
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,113,308
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 9,698,581
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 762,189
Total Commercial Mortgage-Backed
Securities
(cost $31,704,482) 29,022,319
Corporate Bonds 29.0%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 3,838,785
3.25%, 2/1/2035 2,000,000 1,412,506
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 3,511,796

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 765,949
Raytheon Technologies Corp. ,
4.15%, 5/15/2045 2,000,000 1,602,855
11,131,891
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,240,908
1.80%, 1/10/2028(a) 672,000 535,282
6.38%, 4/8/2030(a)(d) 1,730,000 1,733,699
6,509,889
Banks 3.2%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,850,074
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,705,766
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 2,340,000 2,082,931
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 1,861,524
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 4,750,000 3,542,082
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 2,915,669
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 1,650,000 1,383,125
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(d) 6,200,000 4,520,251
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,187,765
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(e) 3,500,000 2,925,108
ING Groep NV ,
3.95%, 3/29/2027 3,000,000 2,759,401
(SOFR + 1.83%), 4.02%,
3/28/2028(d)(e) 3,400,000 3,087,111
(SOFR + 2.07%), 4.25%,
3/28/2033(e) 1,000,000 847,631
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 6.28%,
1/30/2023(e)(f) 488,000 487,993
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 2,075,000 1,962,212
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,154,929
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,475,026
42,748,598
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,000,000 1,738,160
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,435,000 1,182,483
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,325,000 1,977,616
PepsiCo, Inc. ,
3.90%, 7/18/2032 5,000,000 4,621,934
9,520,193
Biotechnology 1.3%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 1,851,626
4.25%, 11/21/2049 1,350,000 1,083,736
Amgen, Inc. ,
4.05%, 8/18/2029 6,675,000 6,142,258
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,390,457
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 2,413,023
17,881,100
Capital Markets 2.6%
Credit Suisse Group AG ,
3.87%, 1/12/2029(a) 3,000,000 2,446,839
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(e) 1,000,000 786,563
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 2,250,000 2,022,184
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,064,207
5.15%, 2/1/2043(a) 1,000,000 896,014
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,761,894
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 4,497,950
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 5,000,000 4,496,709
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,156,539
S&P Global, Inc. ,
2.90%, 3/1/2032(a)(d) 5,500,000 4,588,600

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 9,387,168
35,104,667
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,482,444
Commercial Services & Supplies 0.4%
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 724,610
Waste Connections, Inc. ,
4.20%, 1/15/2033 5,000,000 4,529,808
5,254,418
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a)(d) 875,000 727,974
Consumer Finance 1.2%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030(d) 870,000 678,600
Navient Solutions LLC ,
0.00%, 10/3/2022(g) 14,956,000 14,956,000
15,634,600
Containers & Packaging 0.1%
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,006,054
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
3.65%, 6/1/2051 6,120,000 4,134,406
CCO Holdings LLC ,
4.50%, 5/1/2032(d) 1,160,000 884,697
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 475,859
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 2,395,284
4.00%, 3/22/2050 3,345,000 2,553,744
Virgin Media Secured Finance
plc ,
4.50%, 8/15/2030(a) 535,000 417,541
10,861,531
Electric Utilities 4.5%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 7,525,000 6,932,939
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 2,845,000 2,561,090
Series Z, 3.70%,
5/1/2050(d) 2,805,000 1,984,154
Duke Energy Corp. ,
4.30%, 3/15/2028 6,055,000 5,699,683
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,491,382
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,825,611
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy , Inc. ,
2.90%, 9/15/2029 3,505,000 2,895,614
Exelon Corp. ,
4.05%, 4/15/2030 695,000 629,918
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,249,285
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,448,507
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 2,220,000 2,165,787
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,919,865
2.75%, 3/1/2032(a) 170,000 134,881
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,600,258
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 865,000 674,700
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 426,635
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,313,954
4.30%, 7/15/2029(a) 1,403,000 1,195,485
61,149,748
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 800,000 661,992
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 681,365
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 309,460
3.90%, 5/17/2028(a) 4,389,000 3,958,173
4,267,633
Entertainment 0.4%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a)(d) 7,050,000 5,799,911
Equity Real Estate Investment Trusts (REITs) 2.4%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 3,897,603
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,846,122
LXP Industrial Trust ,
2.70%, 9/15/2030(d) 5,000,000 3,846,677
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 8,906,033
2.75%, 4/1/2032(d) 985,000 701,209
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 2,781,129
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,391,781

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
VICI Properties LP ,
5.13%, 5/15/2032(d) 3,900,000 3,456,959
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 3,544,678
32,372,191
Food & Staples Retailing 0.6%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 3,846,978 3,820,278
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,789,472
8,609,750
Food Products 0.1%
JBS USA LUX SA ,
4.38%, 2/2/2052(a) 3,000,000 2,010,780
Health Care Providers & Services 0.7%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 90,004
Dignity Health ,
3.13%, 11/1/2022 6,000,000 5,993,420
3.81%, 11/1/2024 4,000,000 3,872,165
9,955,589
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
5.25%, 1/15/2029(a)(d) 870,000 770,620
Household Durables 0.1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c) 1,200,000 939,000
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 865,000 762,056
Industrial Conglomerates 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 2,250,000 2,084,792
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,509,754
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,831,303
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 720,099
Media 0.6%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,170,309
3.70%, 4/1/2051 600,000 363,630
Comcast Corp. ,
2.65%, 2/1/2030 3,905,000 3,273,550
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
2.94%, 11/1/2056 5,432,000 3,242,222
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 860,000 606,300
8,656,011
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 377,935
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,131,014
Dominion Energy, Inc. ,
Series A, 4.60%,
3/15/2049(d) 3,500,000 2,946,096
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 6,698,368
3.25%, 6/15/2026 1,250,000 1,158,304
11,933,782
Oil, Gas & Consumable Fuels 2.2%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,143,159
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 776,316
5.75%, 1/15/2031(a) 1,310,000 1,184,055
2.88%, 4/1/2032(a) 3,155,000 2,310,391
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,186,959
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 1,675,448
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 392,040
3.25%, 8/1/2050 395,000 248,498
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,228,409
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 1,910,362
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,387,552
4.88%, 2/1/2031 1,905,000 1,638,300
4.00%, 1/15/2032(d) 4,420,000 3,645,196
Valero Energy Corp. ,
4.90%, 3/15/2045 600,000 499,833
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 303,597
Var Energi ASA ,
5.00%, 5/18/2027(a) 6,465,623 6,164,465
29,694,580
Pharmaceuticals 0.1%
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050(d) 2,385,000 1,582,207
Road & Rail 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 5,703,197

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ashtead Capital, Inc.,
4.25%, 11/1/2029(a)(d) 1,730,000 1,509,608
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,079,123
9,291,928
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp. ,
4.15%, 8/5/2032(d) 2,085,000 1,898,686
Software 0.1%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 855,000 682,812
PTC, Inc. ,
4.00%, 2/15/2028(a)(d) 855,000 747,770
1,430,582
Specialty Retail 0.3%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 5,000,000 4,689,414
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032(d) 8,350,000 7,436,676
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 807,576
8,244,252
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a) 3,000,000 2,966,111
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 3,750,000 2,682,799
5,648,910
Tobacco 0.2%
BAT Capital Corp. ,
4.74%, 3/16/2032(d) 3,800,000 3,178,849
Trading Companies & Distributors 0.4%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,444,159
3.50%, 6/1/2032(d) 3,150,000 2,533,061
4.50%, 3/30/2045 1,315,000 981,097
4,958,317
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 3,960,000 2,579,935
Total Corporate Bonds
(cost $465,129,400)
393,155,330
Loan Participation 0.1%
Principal
Amount ($) Value ($)
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 3 Month + 1.75%),
5.87%, 9/20/2026 (e) 989,207 981,789
0
Total Loan Participation
(cost $990,284) 981,789
Mortgage-Backed Securities 30.0%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 4,380,204 4,079,091
Pool# SB8083
1.50%, 1/1/2036 14,988,956 12,873,569
Pool# SB8088
1.50%, 2/1/2036 18,985,898 16,306,072
Pool# SD8018
4.00%, 10/1/2049 2,017,739 1,897,978
Pool# SD8080
2.00%, 6/1/2050 3,537,711 2,881,469
Pool# SD8079
2.00%, 7/1/2050 8,862,363 7,218,388
Pool# SD8084
3.00%, 8/1/2050 8,652,063 7,580,549
Pool# SD8178
2.50%, 11/1/2051 30,701,226 25,858,554
Pool# SD8181
1.50%, 12/1/2051 7,704,777 5,917,632
Pool# RA6433
2.50%, 12/1/2051 10,000,000 8,422,740
Pool# SD8199
2.00%, 3/1/2052 53,368,708 43,297,035
Pool# SD8200
2.50%, 3/1/2052 14,458,980 12,164,437
Pool# QE0799
2.50%, 4/1/2052 9,728,912 8,181,428
Pool# SD8213
3.00%, 5/1/2052 4,894,321 4,270,224
Pool# QE6924
4.00%, 8/1/2052 30,000,000 27,850,807
Pool# SD8255
3.50%, 10/1/2052 16,000,000 14,417,662
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,287,598 2,277,374
Pool# 468516
5.17%, 6/1/2028 820,513 815,526
Pool# AM7073
6.41%, 1/1/2030 1,477,376 1,611,161
Pool# 468127
5.70%, 5/1/2041 1,103,094 1,066,285
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 11,000,004 9,703,367
Pool# AR9398
3.50%, 6/1/2043 877,452 806,001
Pool# BC0180
4.00%, 1/1/2046 2,457,124 2,321,653

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7908
3.00%, 9/1/2046 5,451,564 4,849,350
Pool# AS8483
3.00%, 12/1/2046 2,325,238 2,074,834
Pool# MA2863
3.00%, 1/1/2047 7,135,459 6,330,575
Pool# AS8784
3.00%, 2/1/2047 2,404,366 2,134,365
Pool# BE7557
3.50%, 2/1/2047 4,406,485 4,041,827
Pool# BM2003
4.00%, 10/1/2047 3,707,616 3,511,189
Pool# BJ3716
3.50%, 12/1/2047 2,227,376 2,038,034
Pool# MA3210
3.50%, 12/1/2047 936,011 853,557
Pool# BM3355
3.50%, 2/1/2048 1,496,754 1,368,880
Pool# CA1532
3.50%, 4/1/2048 4,771,622 4,373,172
Pool# CA2208
4.50%, 8/1/2048 1,074,764 1,038,478
Pool# CA2469
4.00%, 10/1/2048 1,995,680 1,886,915
Pool# MA3745
3.50%, 8/1/2049 5,198,285 4,757,000
Pool# FS2041
2.00%, 8/1/2051 8,817,793 7,176,868
Pool# FS1080
2.50%, 2/1/2052 34,257,398 28,848,753
Pool# BU8883
3.00%, 3/1/2052 20,155,592 17,589,594
Pool# MA4577
2.00%, 4/1/2052 44,028,567 35,731,236
Pool# BV8011
3.00%, 8/1/2052 10,000,001 8,717,195
Pool# MA4733
4.50%, 9/1/2052 19,897,547 19,008,948
Pool# MA4782
3.50%, 10/1/2052 15,000,000 13,521,270
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 10/25/2037 15,000,000
14,175,000
Total Mortgage-Backed Securities
(cost $456,518,129)
405,846,042
Municipal Bonds 1.1%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,552,332
District of Columbia 0.7%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB
Series D, 7.46%, 10/1/2046 6,000,000 7,359,422
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia
Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue, RB
(continued)
Series D, 8.00%, 10/1/2047 2,000,000 2,548,704
9,908,126
Total Municipal Bonds
(cost $14,166,498)
14,460,458
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 210,000,000
Exchange Traded 840 5,250
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 225,000,000
Exchange Traded 900 16,875
0
Total Purchased Options
(cost $1,013,403) 22,125
U.S. Government Agency Security 1.0%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 13,161,281
Total U.S. Government Agency Security
(cost $13,882,532)
13,161,281
U.S. Treasury Obligations 24.2%
U.S. Treasury Bonds
7.13%, 2/15/2023 (d) 1,000,000 1,011,875
2.00%, 11/15/2041 18,000,000 12,882,656
2.38%, 2/15/2042 55,000,000 42,143,750
3.25%, 5/15/2042 11,500,000 10,206,250
3.13%, 2/15/2043 23,000,000 19,769,219
2.25%, 8/15/2046 7,000,000 5,040,547
2.25%, 2/15/2052 54,800,000 39,815,625
2.88%, 5/15/2052 6,375,000 5,346,035
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 957,891
0.25%, 3/15/2024 (d) 15,000,000 14,145,117
0.38%, 4/15/2024 8,000,000 7,532,187
3.00%, 6/30/2024 (d) 10,000,000 9,782,031
1.00%, 12/15/2024 50,000,000 46,591,797
2.88%, 6/15/2025 9,000,000 8,679,726
3.00%, 7/15/2025 22,000,000 21,264,375
0.25%, 8/31/2025 20,000,000 17,816,406

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 12/31/2026 (d) 26,000,000 23,094,297
2.25%, 2/15/2027 2,000,000 1,848,594
0.50%, 4/30/2027 1,000,000 850,586
3.25%, 6/30/2027 (d) 7,000,000 6,746,250
2.25%, 8/15/2027 15,000,000 13,788,281
1.50%, 11/30/2028 11,000,000 9,481,055
2.75%, 5/31/2029 6,000,000 5,556,328
3.25%, 6/30/2029 (d) 2,000,000 1,911,641
2.88%, 5/15/2032 1,500,000 1,386,797
Total U.S. Treasury Obligations
(cost $348,843,893)
327,649,316
Repurchase Agreements 3.3%
Bank of America NA
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $10,002,542,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $10,200,000. (h) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $12,790,361,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$13,042,853. (h) 12,787,110 12,787,110
Credit Suisse AG
2.97%, dated
9/30/2022, due
10/3/2022, repurchase
price $15,003,713,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$15,303,788. (h) 15,000,000 15,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$7,001,797, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$7,140,000. (h) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $44,787,110)
44,787,110
Total Investments
(cost $1,565,203,176) — 103.8%
1,404,384,190
Liabilities in excess of other
assets — (3.8)% (51,236,150)
NET ASSETS — 100.0%
$ 1,353,148,040

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $301,440,532 which represents 22.28% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(d) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $76,923,926, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $44,787,110 and by
$34,422,680 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 10/31/2022 –
11/15/2050, a total value of $79,209,790.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2022.
The maturity date reflects the next call date.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$44,787,110.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 1.09 USD 104,300,000 (157,425) 500,300 342,875
(157,425) 500,300 342,875
As of September 30, 2022, the Fund had $1,639,422 segregated as collateral for credit default swap contracts.

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 240 12/2022 USD 57,186,000 (2,139,000)
U.S. Treasury 2 Year Note 495 12/2022 USD 101,668,360 (442,281)
U.S. Treasury 5 Year Note 158 12/2022 USD 16,986,235 (301,567)
U.S. Treasury 10 Year Note 300 12/2022 USD 33,618,750 (174,609)
Total long contracts (3,057,457)
Short Contracts
U.S. Treasury 10 Year Ultra Note (239) 12/2022 USD (28,317,766) 625,973
U.S. Treasury Long Bond (176) 12/2022 USD (22,247,500) 299,328
U.S. Treasury Ultra Bond (14) 12/2022 USD (1,918,000) 159,654
Total short contracts 1,084,955
Net contracts (1,972,502)
As of September 30, 2022, the Fund had $844,223 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of September 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 1,800 USD 450,000,000 USD 98.63 12/19/2022 (22,500)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 99.63 12/19/2022 (5,250)
Total written call options contracts (27,750)
Total Written Options Contracts (Premiums Received ($800,098)) (27,750)
Currency:
USD United States dollar

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 160,839,450 $ – $ 160,839,450
Collateralized Mortgage Obligations – 14,458,970 – 14,458,970
Commercial Mortgage-Backed Securities – 29,022,319 – 29,022,319
Corporate Bonds – 393,155,330 – 393,155,330
Credit Default Swaps† – 500,300 – 500,300
Futures Contracts 1,084,955 – – 1,084,955
Loan Participation – 981,789 – 981,789
Mortgage-Backed Securities – 405,846,042 – 405,846,042

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Level 1 Level 2 Level 3 Total
Assets:
Municipal Bonds $ – $ 14,460,458 $ – $ 14,460,458
Purchased Option 22,125 – – 22,125
Repurchase Agreements – 44,787,110 – 44,787,110
U.S. Government Agency Security – 13,161,281 – 13,161,281
U.S. Treasury Obligations – 327,649,316 – 327,649,316
Total Assets $ 1,107,080 $ 1,404,862,365 $ – $ 1,405,969,445
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,057,457) $ – $ – $ (3,057,457)
Written Options (27,750) – – (27,750)
Total Liabilities $ (3,085,207) $ – $ – $ (3,085,207)
Total $ (1,978,127) $ 1,404,862,365 $ – $ 1,402,884,238
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Core Bond Fund
selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2022 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

NVIT Core Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 22,125
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 500,300
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,084,955
Total $ 1,607,380
Liabilities:
Written Options
Interest rate risk Written options, at value $ (27,750)
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts (3,057,457)
Total $ (3,085,207)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 7.8%
Principal
Amount ($) Value ($)
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 243,353
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 284,172 265,409
508,762
Automobiles 1.9%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 542,648
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 443,865
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,441,223
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 903,308
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,046,021
4,377,065
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,154,410
Equipment Loans & Leases 0.7%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,252,597 1,691,062
Other 4.5%
AMSR Trust
Series 2022-SFR3, Class
E1, 4.00%, 10/17/2039(a) 900,000 744,184
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 6.22%,
11/15/2036(a)(b) 1,500,000 1,420,328
MF1 Ltd., Series 2021-
FL7, Class D, 5.54%,
10/16/2036(a)(b) 1,600,000 1,524,762
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,738,965
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,393,057
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 617,696
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
5.03%, 2/20/2030(a)(b) 650,000 607,509
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 187,600 180,357
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 888,929
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,269,135
10,384,922
Total Asset-Backed Securities
(cost $20,321,950)
18,116,221
Collateralized Mortgage Obligations 11.5%
Bellemeade RE Ltd., Series
2021-3A, Class B1, 6.13%,
9/25/2031(a)(b) 2,100,000 1,792,033
Connecticut Avenue Securities
Trust, Series 2022-
R01, Class 1B2, 8.28%,
12/25/2041(a)(b) 1,650,000 1,414,515
Eagle RE Ltd., Series 2021-
2, Class M2, 6.53%,
4/25/2034(a)(b) 2,690,000 2,507,203
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 651,334 443,209
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class
B2, 9.38%, 1/25/2042(a)(b) 1,770,000 1,464,434
Series 2022-DNA6, Class
M1B, 5.99%, 9/25/2042(a)
(b) 960,000 932,401
Series 2020-DNA5, Class
B2, 13.78%, 10/25/2050(a)
(b) 260,000 292,978
Series 2020-DNA6, Class
B2, 7.93%, 12/25/2050(a)(b) 2,115,000 1,739,127
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 14.08%, 10/25/2048(a)
(b) 2,800,000 3,091,155
Series 2019-DNA3, Class
B2, 11.23%, 7/25/2049(a)(b) 1,360,000 1,347,485
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 9.68%, 11/25/2050(a)(b) 1,140,000 1,027,830
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 89,098,418 865,226
FNMA, Series 2021-R02,
Class 2B2, 8.48%,
11/25/2041(a)(b) 590,000 503,618

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,106,116 394,292
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,076,134 189,712
Home RE Ltd., Series 2020-
1, Class B1, 10.08%,
10/25/2030(a)(b) 300,000 301,983
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 29,896,408 334,101
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 55,770,998 296,740
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 50,121,329 269,252
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
7.43%, 7/25/2029(a)(b) 3,270,000 3,219,857
Oaktown Re VII Ltd., Series
2021-2, Class B1, 6.68%,
4/25/2034(a)(b) 1,390,000 1,221,301
STACR Trust, Series 2018-
HRP2, Class B2, 13.58%,
2/25/2047(a)(b) 2,000,000 2,137,766
Traingle Re Ltd., Series
2020-1, Class B1, 10.83%,
10/25/2030(a)(b) 250,000 251,180
Triangle Re Ltd., Series
2021-3, Class B1, 7.23%,
2/25/2034(a)(b) 910,000 807,108
Total Collateralized Mortgage Obligations
(cost $28,117,473)
26,844,506
Commercial Mortgage-Backed Securities 9.8%
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 5.22%,
9/15/2036(a)(b) 1,000,000 919,380
BX Trust, Series 2021-
ARIA, Class D, 4.71%,
10/15/2036(a)(b) 3,000,000 2,782,040
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.62%, 10/10/2048(b) 3,000,000 2,495,941
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 6.03%, 1/25/2051(a)(b) 1,275,000 1,169,541
Series 2021-MN3, Class
M2, 6.28%, 11/25/2051(a)
(b) 1,615,000 1,432,518
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
4.92%, 10/15/2036(a)(b) 700,000 651,404
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-IP, Class E,
6.37%, 10/15/2036(a)(b) 300,000 277,506
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.49%,
6/15/2049(a)(b) 2,500,000 1,559,258
Med Trust, Series 2021-
MDLN, Class F, 6.82%,
11/15/2038(a)(b) 1,865,000 1,715,966
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.35%, 4/15/2048(a)(b) 2,000,000 1,611,400
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,470,913
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 1,400,000 1,122,176
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
11.83%, 10/25/2049(a)(b) 2,136,000 2,110,980
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,417,541
Total Commercial Mortgage-Backed
Securities
(cost $25,845,287) 22,736,564
Common Stocks 0.2%
Shares
Airlines 0.2%
Grupo Aeromexico SAB de
CV * 43,743 377,928
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $729,291)
377,928
Convertible Bonds 1.4%
Principal
Amount ($)
Airlines 0.6%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,443,784
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028(c) 1,789,000 1,154,688
Pharmaceuticals 0.3%
Tricida , Inc., 3.50%, 5/15/2027 1,260,000 674,730
Total Convertible Bonds
(cost $4,450,322)
3,273,202

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Convertible Preferred Stock 1.0%
Principal
Amount ($) Value ($)
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,318,904
Total Convertible Preferred
Stock
(cost $2,766,608) 2,318,904
Corporate Bonds 53.1%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 903,752
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a) 1,530,000 1,365,602
Airlines 2.7%
Allegiant Travel Co. ,
7.25%, 8/15/2027(a) 295,000 278,037
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 345,000 301,013
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 1,968,460
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,069,255
Transportes Aereos
Portugueses SA ,
Reg. S, 5.63%, 12/2/2024 EUR 2,000,000 1,754,205
6,370,970
Auto Components 0.9%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(c) 1,247,000 1,097,387
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 976,000
2,073,387
Banks 10.5%
ANZ Bank New Zealand Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
5.55%, 8/11/2032(a)(c)(d) 525,000 506,859
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 2,695,000 2,259,614
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(c)(d) 1,155,000 1,049,252
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d) 2,035,000 1,893,540
HSBC Holdings plc ,
(SOFR + 2.87%), 5.40%,
8/11/2033(c)(d) 1,200,000 1,067,032
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e) 2,408,000 1,460,452
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(c)(d) 1,780,000 1,641,437
KeyBank NA ,
4.90%, 8/8/2032 890,000 800,316
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(d) 855,000 747,097
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.40%),
5.67%, 9/13/2033(d) 1,730,000 1,663,779
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(d) 1,815,000 1,286,046
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(e) 940,000 620,549
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d) 2,300,000 2,038,913
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(d) 1,255,000 777,434
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(c)(d) 2,350,000 2,124,201
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d) 3,000,000 2,470,671
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(d) 1,240,000 1,157,935
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 1,063,000 862,059
24,427,186
Biotechnology 0.6%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 1,444,437

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.7%
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 335,000 230,282
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 92,578
Standard Industries, Inc. ,
4.38%, 7/15/2030(a)(c) 1,815,000 1,388,475
1,711,335
Capital Markets 2.0%
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 1,310,000 1,177,111
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 3,550,000 3,378,338
4,555,449
Chemicals 2.0%
Albemarle Corp. ,
5.65%, 6/1/2052(c) 1,746,000 1,547,685
Celanese US Holdings LLC ,
6.38%, 7/15/2032(c) 695,000 645,843
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,379,890
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(c) 1,355,000 1,151,750
4,725,168
Commercial Services & Supplies 1.2%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 619,284
4.63%, 6/1/2028(a) 590,000 454,489
4.63%, 6/1/2028(a)(c) 390,000 294,450
6.00%, 6/1/2029(a)(c) 520,000 335,594
GFL Environmental, Inc. ,
4.38%, 8/15/2029(a)(c) 1,170,000 975,523
2,679,340
Communications Equipment 1.1%
Motorola Solutions, Inc. ,
5.60%, 6/1/2032(c) 2,680,000 2,562,057
Construction & Engineering 1.4%
Artera Services LLC ,
9.03%, 12/4/2025(a) 1,055,000 849,275
Promontoria Holding 264 BV ,
6.38%, 3/1/2027(a) 1,355,000 1,225,847
7.88%, 3/1/2027(a) 1,255,000 1,156,887
3,232,009
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 819,754
Avation Capital SA ,
6.50%, 10/31/2026(a)(f) 2,032,030 1,594,077
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029 3,000,000 2,272,500
3.63%, 6/17/2031 600,000 445,770
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(c) 810,000 728,190
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
VistaJet Malta Finance plc,
6.38%, 2/1/2030(a)(c) 1,192,000 974,460
6,834,751
Diversified Telecommunication Services 1.5%
Altice France SA ,
5.13%, 1/15/2029(a)(c) 200,000 147,548
5.13%, 7/15/2029(a) 1,785,000 1,333,591
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 962,093
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 940,505
3,383,737
Electric Utilities 2.7%
Duke Energy Corp. ,
5.00%, 8/15/2052 2,080,000 1,772,680
Enel Finance International NV ,
5.00%, 6/15/2032(a)(c) 3,260,000 2,779,322
Entergy Louisiana LLC ,
4.75%, 9/15/2052 405,000 352,203
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,436,886
6,341,091
Electrical Equipment 0.5%
Eaton Corp. ,
4.70%, 8/23/2052 490,000 430,382
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 750,875
1,181,257
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 1,339,483
Energy Equipment & Services 0.5%
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,294,402 1,255,570
Equity Real Estate Investment Trusts (REITs) 1.0%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a) 1,022,000 820,155
Uniti Group LP ,
6.00%, 1/15/2030(a)(c) 2,200,000 1,397,661
2,217,816
Food Products 1.5%
JBS USA LUX SA ,
5.75%, 4/1/2033(a) 645,000 582,525
6.50%, 12/1/2052(a) 1,285,000 1,141,649
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a)(c) 2,245,000 1,700,588
3,424,762
Hotels, Restaurants & Leisure 1.5%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 544,848

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Grupo Posadas SAB de CV ,
2.00%, 12/30/2027(a)(c)(f)
(g) 779,690 551,436
Marriott International, Inc. ,
5.00%, 10/15/2027 1,860,000 1,796,267
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a)(c) 910,000 707,525
3,600,076
Insurance 1.5%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 2,010,000 1,852,397
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 827,322
MetLife, Inc. ,
5.00%, 7/15/2052 835,000 761,154
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(d) 170,000 160,357
3,601,230
Machinery 0.2%
Park-Ohio Industries, Inc. ,
6.63%, 4/15/2027 590,000 442,500
Marine 1.2%
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 747,938
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,728,000
5.50%, 8/1/2029(a) 380,000 292,625
2,768,563
Media 1.7%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a)(c) 2,930,000 2,124,250
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 952,000
5.00%, 11/15/2031(a) 300,000 198,162
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 693,000 48,510
Stagwell Global LLC ,
5.63%, 8/15/2029(a)(c) 846,000 695,894
4,018,816
Metals & Mining 1.3%
Anglo American Capital plc ,
4.75%, 3/16/2052(a)(c) 1,065,000 815,789
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 649,808
FMG Resources August 2006
Pty. Ltd. ,
6.13%, 4/15/2032(a)(c) 1,280,000 1,099,840
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Novelis Corp. ,
3.88%, 8/15/2031(a)(c) 420,000 313,286
TMS International Corp. ,
6.25%, 4/15/2029(a) 346,000 245,608
3,124,331
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(c)(d) 1,330,000 1,086,304
Oil, Gas & Consumable Fuels 6.0%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032(c) 340,000 268,849
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 2,321,000 1,906,804
EnLink Midstream LLC ,
6.50%, 9/1/2030(a)(c) 625,000 610,312
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 410,777
5.05%, 4/1/2045 420,000 294,363
5.45%, 6/1/2047 1,620,000 1,183,360
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 653,625
Harbour Energy plc ,
5.50%, 10/15/2026(a) 1,245,000 1,114,275
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,047,255
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 1,647,975
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,308,936
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,436,226
6.75%, 9/21/2047 508,000 283,210
SCC Power plc ,
4.00%, 12/31/2028(a)(f) 1,828 , 170 686,884
0.00%, 5/17/2032(a)(f) 990 , 259 72,289
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,306,000 1,103,570
14,028,710
Pharmaceuticals 0.7%
Gruenenthal GmbH ,
4.13%, 5/15/2028(a) EUR 2,100,000 1,704,440
Professional Services 0.2%
CoreLogic , Inc. ,
4.50%, 5/1/2028(a) 680,000 462,400

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 860,372
Road & Rail 0.3%
Ashtead Capital, Inc. ,
5.50%, 8/11/2032(a) 630,000 584,712
Software 0.1%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a)(c) 395,000 312,275
Specialty Retail 1.1%
AutoNation, Inc. ,
3.85%, 3/1/2032 1,750,000 1,382,795
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) EUR 1,710,000 1,290,013
2,672,808
Thrifts & Mortgage Finance 0.3%
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(c) 850,000 646,000
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a) 805,000 651,978
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
5.20%, 1/15/2033(c) 690,000 659,920
5.65%, 1/15/2053 425,000 401,461
1,061,381
Total Corporate Bonds
(cost $152,219,854)
123,656,055
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 627,293
Total Foreign Government Security
(cost $1,397,988)
627,293
Loan Participations 3.7%
Airlines 0.5%
LaserShip , Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 7.38%,
5/7/2028 (d) 653,400 548,451
Propulsion (BC) Newco LLC,
Initial Term Loan, (SOFR +
4.00%), 7.18%, 9/14/2029
(d) 780,000 739,050
1,287,501
0
Loan Participations
Principal
Amount ($) Value ($)
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corp., Initial Term
Loan, (ICE LIBOR USD 1
Month + 4.25%), 7.37%,
12/15/2028 (d) 535,950 456,002
0
Homefurnishing Retail 0.4%
Osmosis Buyer Ltd., Term
Loan, (SOFR + 4.00%),
0.00%, 7/31/2028 (d) 1,112,222 1,032,287
0
Media 0.7%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 6.37%,
9/25/2026 (d) 1,672,363 1,543,390
0
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc. 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
7.14%, 10/12/2028 (d) 1,386,000 1,233,540
0
Oil & Gas Services 1.4%
ProFrac Holdings II, LLC, 1st
Leam Term Loan, (SOFR +
8.50%), 10.01%, 3/4/2025
(d) 3,099,535 3,177,023
0
Total Loan Participations
(cost $9,195,762) 8,729,743
Municipal Bond 0.4%
Arizona 0.4%
Arizona Industrial
Development Authority, RB,
Series A, 3.00%, 2/1/2045 1,300,000 901,151
Total Municipal Bond
(cost $1,107,426)
901,151
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 *∞ 35,000 0
Total Warrants (cost $0) 0

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Repurchase Agreements 4.0%
Principal
Amount ($) Value ($)
Bank of America NA
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$985,874, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
3/20/2042 - 7/20/2047;
total market value
$1,005,335. (h) 985,623 985,623
Cantor Fitzgerald & Co.
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,318,514, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $5,423,506. (h) 5,317,162 5,317,162
MetLife, Inc.
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,027,795, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$3,089,063. (h) 3,027,025 3,027,025
Total Repurchase Agreements
(cost $9,329,810)
9,329,810
Total Investments
(cost $255,481,771) — 93.2%
216,911,377
Other assets in excess of
liabilities — 6.8% 15,806,407
NET ASSETS — 100.0%
$ 232,717,784
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $138,912,248 which represents 59.69% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $22,140,607, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,329,810 and by
$13,673,086 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 10/31/2022 –
11/15/2050, a total value of $23,002,896.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2022.
The maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$9,329,810.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 5.66 USD 83,000,000 (909,267) 2,662,700 1,753,433
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 1.01 USD 61,000,000 (869,150) 843,847 (25,303)
(1,778,417) 3,506,547 1,728,130
As of September 30, 2022, the Fund had $5,884,021 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 234,540 USD 226,503 HSBC Bank PLC 10/26/2022 3,716
EUR 263,435 USD 257,275 Morgan Stanley Co., Inc. 10/26/2022 1,306
USD 13,032,935 EUR 13,165,156 HSBC Bank PLC 10/26/2022 110,336
USD 637,905 GBP 561,987 Brown Brothers Harriman Co. 10/26/2022 10,111
USD 638,625 GBP 562,000 Morgan Stanley Co., Inc. 12/15/2022 10,448
USD 440,476 MXN 8,943,683 Morgan Stanley Co., Inc. 12/15/2022 2,291
Total unrealized appreciation 138,208
GBP 562,000 USD 636,938 Brown Brothers Harriman Co. 10/26/2022 (9,129)
Total unrealized depreciation (9,129)
Net unrealized appreciation 129,079
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 86 12/2022 USD 17,663,594 (285,092)
U.S. Treasury Long Bond 32 12/2022 USD 4,045,000 (304,256)
Total long contracts (589,348)
Short Contracts
Euro- Bobl (16) 12/2022 EUR (1,877,776) 45,556
Euro-Bund (30) 12/2022 EUR (4,071,814) 185,339
U.S. Treasury 5 Year Note (243) 12/2022 USD (26,124,399) 882,291
U.S. Treasury 10 Year Note (163) 12/2022 USD (18,266,187) 861,486
U.S. Treasury 10 Year Ultra Note (371) 12/2022 USD (43,957,703) 2,525,990
U.S. Treasury Ultra Bond (73) 12/2022 USD (10,001,000) 777,057
Total short contracts 5,277,719
Net contracts 4,688,371
As of September 30, 2022, the Fund had $2,298,677 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,116,221 $ – $ 18,116,221
Collateralized Mortgage Obligations – 26,844,506 – 26,844,506
Commercial Mortgage-Backed Securities – 22,736,564 – 22,736,564
  Common Stocks
Airlines 377,928 – – 377,928
Paper & Forest Products – – – –
Total Common Stocks $ 377,928 $ – $ – $ 377,928
Convertible Bonds – 3,273,202 – 3,273,202
Convertible Preferred Stock 2,318,904 – – 2,318,904
Corporate Bonds – 123,656,055 – 123,656,055
Credit Default Swaps† – 3,506,547 – 3,506,547
Foreign Government Security – 627,293 – 627,293
Forward Foreign Currency Contracts – 138,208 – 138,208
Futures Contracts 5,277,719 – – 5,277,719
Loan Participations – 8,729,743 – 8,729,743
Municipal Bond – 901,151 – 901,151
Repurchase Agreements – 9,329,810 – 9,329,810
Warrants – – – –
Total Assets $ 7,974,551 $ 217,859,300 $ – $ 225,833,851
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (9,129) $ – $ (9,129)
Futures Contracts (589,348) – – (589,348)
Total Liabilities $ (589,348) $ (9,129) $ – $ (598,477)
Total $ 7,385,203 $ 217,850,171 $ – $ 225,235,374
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of September 30, 2022, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
Common
Stocks
Loan
Participation Total
Balance as of 12/31/2021 $ — $ 1,694,700 $ 1,694,700
Accrued Accretion/(Amortization) — (286) (286)
Realized Gains (Losses) — 286 286
Purchases — — —
Sales — (1,680,000) (1,680,000)
Change in Unrealized Appreciation/Depreciation — (14,700) (14,700)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 9/30/2022 $ — $ – $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ — $ – $ —

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2022 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT Amundi Multi Sector Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 3,506,547
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 138,208
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 5,277,719
Total $ 8,922,474
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (9,129)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (589,348)
Total $ (598,477)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 2.3%
Principal
Amount ($) Value ($)
Other 2.3%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 798,352 719,710
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,083,812
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 237,856
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 237,725
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 160,000 159,707
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,099,242
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 190,095
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,032,064
Total Asset-Backed Securities
(cost $8,347,634)
7,760,211
Collateralized Mortgage Obligations 10.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 316,672 299,447
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 1,009,888 961,871
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 758,033 750,497
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 69,735 69,609
Series 1993-149, Class M,
7.00%, 8/25/2023 27,552 27,683
Series 2005-40, Class YG,
5.00%, 5/25/2025 658,984 653,907
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,861,301 2,616,559
Series 2013-59, Class MX,
2.50%, 9/25/2042 10,996,547 10,145,918
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,109,611 1,948,884
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 1,559,734 1,412,912
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 744,842 700,922
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,172,241 2,018,332
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,588,105 1,514,713
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,291,557
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 5,313,006
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 910,199 867,756
Total Collateralized Mortgage Obligations
(cost $38,350,403)
34,593,573
Corporate Bonds 13.3%
Diversified Financial Services 13.3%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 4,991,460
Series GG, 2.45%,
7/15/2024 5,500,000 5,304,648
Series OO, 1.75%,
11/15/2024 10,000,000 9,386,536
Series NN, 3.25%,
6/15/2025 14,000,000 13,478,447
Series PP, 1.40%,
7/15/2028 15,000,000 12,742,120
Total Corporate Bonds
(cost $49,461,561)
45,903,211
Mortgage-Backed Securities 41.7%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 2,092,130 1,981,149
Pool# G08881
3.50%, 6/1/2049 1,312,506 1,195,492
FHLMC Non Gold Pool Pool#
847558 ,
3.55%, 6/1/2035 (b) 476,718
483,162
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,159,647 2,011,119
Pool# SB8083
1.50%, 1/1/2036 8,243,926 7,080,463
Pool# QO0449
2.00%, 6/1/2037 3,000,000 2,646,338
Pool# SD8025
3.50%, 11/1/2049 2,899,097 2,641,235
Pool# SD8030
3.00%, 12/1/2049 1,530,001 1,342,943
Pool# SD8050
3.00%, 3/1/2050 2,245,993 1,970,964

NVIT Government Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8080
2.00%, 6/1/2050 2,572,881 2,095,614
Pool# SD8171
1.50%, 10/1/2051 3,169,457 2,434,303
Pool# SD8182
2.00%, 12/1/2051 4,282,502 3,478,692
Pool# RA6433
2.50%, 12/1/2051 3,000,000 2,526,822
Pool# SD8199
2.00%, 3/1/2052 5,336,871 4,329,703
Pool# QE0958
2.00%, 3/1/2052 4,000,000 3,239,230
Pool# SD8200
2.50%, 3/1/2052 4,337,694 3,649,331
Pool# QE0799
2.50%, 4/1/2052 2,918,673 2,454,428
Pool# SD8244
4.00%, 9/1/2052 2,987,994 2,773,938
FNMA Pool
Pool# 745684
2.53%, 4/1/2034(b) 1,174,625 1,188,836
Pool# 790760
3.92%, 9/1/2034(b) 380,379 377,991
Pool# 799144
2.16%, 4/1/2035(b) 68,135 66,964
Pool# 822705
2.96%, 4/1/2035(b) 177,166 175,703
Pool# 815217
2.81%, 5/1/2035(b) 547,448 542,763
Pool# 783609
2.99%, 5/1/2035(b) 417,932 414,105
Pool# 821377
3.84%, 5/1/2035(b) 208,298 206,053
Pool# 826181
3.85%, 7/1/2035(b) 612,255 607,387
Pool# 873932
6.31%, 8/1/2036 5,965,173 5,952,030
Pool# 745866
4.11%, 9/1/2036(b) 1,538,849 1,582,409
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,564,616 3,920,408
Pool# BM5426
3.00%, 12/1/2047 9,758,985 8,681,453
Pool# CA1564
4.50%, 4/1/2048 1,360,260 1,315,715
Pool# BM5267
4.50%, 12/1/2048 3,511,365 3,397,524
Pool# MA3664
4.00%, 5/1/2049 1,254,412 1,183,170
Pool# MA3746
4.00%, 8/1/2049 1,314,322 1,236,286
Pool# BP5843
2.50%, 5/1/2050 5,814,645 4,917,450
Pool# MA4096
2.50%, 8/1/2050 3,855,348 3,263,511
Pool# MA4119
2.00%, 9/1/2050 4,676,867 3,814,111
Pool# MA4183
2.50%, 11/1/2050 3,244,175 2,742,828
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4492
2.00%, 12/1/2051 5,244,586 4,251,161
Pool# FS1648
2.50%, 1/1/2052 3,382,969 2,844,589
Pool# FS1476
3.00%, 3/1/2052 1,949,687 1,702,514
Pool# MA4577
2.00%, 4/1/2052 13,697,777 11,116,384
Pool# FS1749
2.50%, 4/1/2052 4,347,225 3,659,842
Pool# MA4656
4.50%, 7/1/2052 3,966,860 3,789,705
Pool# MA4698
3.00%, 8/1/2052 2,000,001 1,745,067
Pool# MA4732
4.00%, 9/1/2052 6,000,000 5,570,166
Pool# MA4782
3.50%, 10/1/2052 10,000,000 9,014,180
Pool# MA4785
5.00%, 10/1/2052 5,000,000 4,875,909
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 71,102 66,909
Pool# 682492
3.50%, 10/15/2025 141,295 132,937
Pool# 719433
3.50%, 10/15/2025 109,161 102,701
Pool# 733504
3.50%, 11/15/2025 182,453 171,618
Pool# 682497
3.50%, 11/15/2025 176,025 165,552
Pool# 740930
3.50%, 11/15/2025 112,504 105,818
Pool# 749618
3.50%, 11/15/2025 61,347 57,722
Pool# 742371
3.50%, 11/15/2025 36,277 34,410
Pool# 705178
3.50%, 11/15/2025 19,418 18,491
Pool# 750403
3.50%, 11/15/2025 17,788 16,734
Pool# 755650
3.50%, 12/15/2025 398,397 378,592
Pool# 682502
3.50%, 12/15/2025 128,919 121,314
Total Mortgage-Backed Securities
(cost $160,818,720)
143,863,938
U.S. Government Agency Securities 19.3%
FFCB
3.14%, 7/2/2026 13,500,000 12,964,440
2.75%, 11/6/2026 2,000,000 1,898,432
1.95%, 11/27/2029 1,500,000 1,290,369
2.38%, 3/16/2032 15,000,000 12,875,065
3.19%, 3/9/2033 2,475,000 2,237,085
FHLB, 2.13%, 12/14/2029 2,590,000 2,260,412

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Government Bond Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,043,350
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,643,158
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 24,573,118
Total U.S. Government Agency Securities
(cost $73,731,645)
66,785,429
U.S. Treasury Obligations 10.8%
U.S. Treasury Bonds
2.50%, 2/15/2045 14,600,000 11,130,789
2.50%, 2/15/2046 10,000,000 7,592,578
2.25%, 8/15/2046 14,500,000 10,441,133
1.25%, 5/15/2050 6,900,000 3,861,844
U.S. Treasury Notes
0.75%, 5/31/2026 2,500,000 2,207,812
1.13%, 10/31/2026 2,500,000 2,216,504
Total U.S. Treasury Obligations
(cost $44,841,244)
37,450,660
Short-Term Investment 2.1%
U.S. Government Agency Security 2.1%
Resolution Funding Corp.,
1.30%, 1/15/2030(d) 10,000,000 7,338,944
Total Short-Term Investment
(cost $9,111,403)
7,338,944
Total Investments
(cost $384,662,610) — 99.5%
343,695,966
Other assets in excess of
liabilities — 0.5% 1,682,584
NET ASSETS — 100.0%
$ 345,378,550
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $26,140,727 which represents 7.57% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO
Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities

NVIT Government Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note (111) 12/2022 USD (13,151,766) 748,984
Net contracts 748,984
As of September 30, 2022, the Fund had $305,250 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,760,211 $ – $ 7,760,211
Collateralized Mortgage Obligations – 34,593,573 – 34,593,573
Corporate Bonds – 45,903,211 – 45,903,211
Futures Contracts 748,984 – – 748,984
Mortgage-Backed Securities – 143,863,938 – 143,863,938
Short-Term Investment – 7,338,944 – 7,338,944
U.S. Government Agency Securities – 66,785,429 – 66,785,429

NVIT Government Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 37,450,660 $ – $ 37,450,660
Total $ 748,984 $ 343,695,966 $ – $ 344,444,950
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 748,984
Total $ 748,984
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 18.0%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 234,752
Equipment Loans & Leases 0.9%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 703,937 528,457
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 462,120 390,129
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 773,746 639,904
1,558,490
Home Equity 7.3%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 5.63%,
11/25/2033(b) 1,083,415 982,420
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
3.31%, 5/25/2037(b) 1,468,088 1,047,076
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 3.38%, 5/25/2036(b) 2,356,609 1,601,414
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 3.26%,
4/25/2037(b) 455,821 321,252
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
3.56%, 8/25/2036(b) 1,652,502 756,973
Series 2007-CH3, Class
M2, 3.40%, 3/25/2037(b) 1,500,000 1,314,258
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
3.29%, 5/25/2037(b) 1,289,002 1,215,465
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
3.58%, 6/25/2037(b) 2,159,597 604,842
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 3.64%,
5/25/2036(b) 1,500,000 1,324,467
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 3.65%, 1/25/2036(b) 2,049,000 1,502,672
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 875,097
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 3.42%, 8/25/2036(b) 4,101,648 1,348,606
12,894,542
Other 9.4%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 38,775 38,470
AGL CLO 3 Ltd., Series
2020-3A, Class A, 3.81%,
1/15/2033(a)(b) 1,000,000 979,370
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
3.94%, 7/20/2034(a)(b) 500,000 477,229
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
3.95%, 1/18/2035(a)(b) 500,000 473,619
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
3.93%, 1/20/2035(a)(b) 500,000 476,956
CLNC Ltd., Series 2019-
FL1, Class A, 4.38%,
8/20/2035(a)(b) 116,854 115,202
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 858,929
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 2.17%, 4/14/2035(a)(b) 500,000 476,358
FS RIALTO, Series 2021-
FL2, Class A, 4.16%,
5/16/2038(a)(b) 375,000 363,740
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 4.68%,
1/19/2039(a)(b) 200,000 196,057
Generate CLO 9 Ltd., Series
9A, Class A, 3.91%,
10/20/2034(a)(b) 500,000 476,314
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 462,835 380,164
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
3.83%, 4/15/2034(a)(b) 500,000 481,752
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,064,245 869,169
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 625,399 497,305

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 37
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 6.41%, 7/20/2030(a)(b) 250,000 222,140
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
4.32%, 5/15/2036(a)(b) 165,953 165,095
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
3.99%, 1/20/2032(a)(b) 500,000 480,709
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
3.98%, 7/25/2034(a)(b) 500,000 473,069
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 392,803 385,482
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 729,375 713,873
Ocean Trails CLO X, Series
2020-10A, Class AR,
3.73%, 10/15/2034(a)(b) 500,000 476,030
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 326,030
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 457,589
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 444,277
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
6.08%, 3/25/2026(a)(b) 850,000 793,775
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 863,942 799,492
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
3.90%, 10/20/2030(a)(b) 500,000 489,737
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 431,434 346,893
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 462,083 409,039
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 3.82%, 1/17/2032(a)
(b) 500,000 483,393
Trimaran Cavu Ltd., Series
2021-3A, Class A, 3.95%,
1/18/2035(a)(b) 500,000 475,090
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 246,425 232,746
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 192,580 179,834
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 413,483 335,287
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 397,637 364,659
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
4.46%, 7/20/2032(a)(b) 500,000 466,485
16,681,358
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 466,047
Total Asset-Backed Securities
(cost $36,410,873)
31,835,189
Collateralized Mortgage Obligations 16.7%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 3.88%, 12/25/2035(b) 1,067,877 920,997
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,896,699 920,096
Series 2006-OA7, Class
1A2, 2.04%, 6/25/2046(b) 1,535,718 1,331,332
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
3.56%, 2/25/2036(b) 1,273,599 1,249,748
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,548,153 758,621
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,152,085 607,359
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 947,669 907,328
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 249,748 249,501
Series 5004, Class LS, IO,
3.07%, 7/25/2050(b) 3,090,986 380,921
Series 5198, Class KZ,
2.00%, 2/25/2052 2,225,795 1,347,446
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,628,617 1,506,754
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,264,088 2,009,767
Series 2018-33, Class A,
3.00%, 5/25/2048 683,898 614,945
Series 2019-64, Class D,
2.50%, 11/25/2049 445,404 389,983
Series 2020-77, Class S,
IO, 1.87%, 11/25/2050(b) 6,085,757 346,965
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,082,273 1,891,112

38 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 584,363
GNMA , 3.50%, 12/31/2049 4,267,000 3,642,118
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.39%, 7/20/2049(b) 5,258,227 49,057
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,349,781 420,587
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,939,732 516,799
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 3,050,358 479,757
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 3.44%,
7/25/2047(b) 709,591 498,581
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 357,362 350,845
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 442,807 422,770
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 418,111
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,900,000 1,882,964
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,014,154 830,223
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,908,222 1,688,139
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,077,131
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 408,254
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 910,199 860,153
Total Collateralized Mortgage Obligations
(cost $35,719,890)
29,562,727
Commercial Mortgage-Backed Securities 7.4%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 3.82%,
12/18/2037(a)(b) 111,313 110,148
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 137,364
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-BNK6, Class
XA, IO, 0.91%, 7/15/2060(b) 4,188,511 116,450
Series 2018-BN10, Class
XA, IO, 0.84%, 2/15/2061(b) 2,791,516 82,527
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.17%, 2/15/2053(b) 1,979,377 106,910
Series 2021-C12, Class XA,
IO, 1.07%, 11/15/2054(b) 2,722,492 156,457
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 17,234
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 100,999
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.89%, 9/15/2053(b) 1,314,887 104,390
Series 2021-B27, Class XA,
IO, 1.38%, 7/15/2054(b) 2,002,766 145,135
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
4.82%, 9/15/2036(a)(b) 134,000 123,555
Series 2021-VOLT, Class F,
5.22%, 9/15/2036(a)(b) 134,000 123,197
Series 2021-21M, Class H,
6.83%, 10/15/2036(a)(b) 201,000 185,212
Series 2021-SOAR, Class
A, 3.49%, 6/15/2038(a)(b) 198,496 189,793
BX Trust
Series 2018-EXCL, Class A,
3.91%, 9/15/2037(a)(b) 7,691 7,528
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 160,476
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 81,617
BXMT Ltd., Series 2021-
FL4, Class A, 3.87%,
5/15/2038(a)(b) 125,000 123,602
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 1.02%, 11/13/2050(b) 5,138,900 150,662
Series 2017-CD6, Class C,
4.37%, 11/13/2050(b) 202,000 174,438
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.77%,
5/10/2058(b) 1,942,403 82,926
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 83,592
Series 2014-GC19, Class
XA, IO, 1.27%, 3/10/2047(b) 3,266,160 35,221
Series 2014-GC21, Class
XA, IO, 1.30%, 5/10/2047(b) 2,852,414 40,859
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 80,106

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 39
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 228,129
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 140,468
Series 2014-CR20,
Class XA, IO, 1.10%,
11/10/2047(b) 5,392,075 83,533
Series 2015-CR23, Class C,
4.43%, 5/10/2048(b) 407,000 379,484
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.03%, 1/15/2049(b) 620,443 31,065
Series 2017-CX10,
Class XA, IO, 0.89%,
11/15/2050(b) 6,042,643 167,828
Series 2017-CX10, Class C,
4.32%, 11/15/2050(b) 247,000 213,385
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 213,723
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 217,112
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,571 143,512
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 85,984
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 127,628
CSWF, Series 2018-
TOP, Class F, 5.57%,
8/15/2035(a)(b) 86,258 84,957
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,648,394 1,481,673
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,179,434 369,219
GNMA REMICS
Series 2021-35, Class , IO,
0.99%, 12/16/2062(b) 4,625,050 348,313
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,846,956 299,800
Series 2021-129, Class , IO,
0.99%, 6/16/2063(b) 5,480,439 406,777
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 5,064,886 352,615
Series 2021-79, Class , IO,
0.91%, 8/16/2063(b) 5,299,591 376,887
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,720,806 449,665
Series 2021-208, Class , IO,
0.75%, 6/16/2064(b) 6,624,933 421,938
GPMT Ltd., Series 2021-
FL3, Class A, 4.24%,
7/16/2035(a)(b) 137,928 136,042
Great Wolf Trust
Series 2019-WOLF, Class
E, 5.55%, 12/15/2036(a)(b) 100,000 94,973
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-WOLF, Class F,
5.95%, 12/15/2036(a)(b) 100,000 94,470
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 4.67%,
7/15/2031(a)(b) 100,000 92,505
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.69%, 11/10/2049(b) 5,471,986 101,883
Series 2017-GS8, Class XA,
IO, 1.10%, 11/10/2050(b) 5,087,307 174,731
Series 2018-GS9, Class C,
4.50%, 3/10/2051(b) 175,000 149,982
HPLY Trust, Series 2019-
HIT, Class F, 5.97%,
11/15/2036(a)(b) 88,054 83,659
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 107,586
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 175,219
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.78%, 5/13/2053(b) 1,352,120 106,076
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 126,873
Med Trust, Series 2021-
MDLN, Class G, 8.07%,
11/15/2038(a)(b) 201,000 184,937
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 3.62%,
4/15/2038(a)(b) 200,000 192,491
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.41%, 5/15/2050(b) 2,451,006 101,584
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
5.02%, 11/15/2034(a)(b) 111,000 105,673
Series 2019-L3, Class XA,
IO, 0.76%, 11/15/2052(b) 3,028,096 104,787
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 91,254
One New York Plaza Trust,
Series 2020-1NYP, Class C,
5.02%, 1/15/2036(a)(b) 150,000 141,010
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
2.04%, 10/10/2048(b) 2,763,777 134,401
Soho Trust, Series 2021-
SOHO, Class B, 2.79%,
8/10/2038(a)(b) 202,000 152,851

40 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 164,349
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 143,122
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.72%, 5/15/2048(b) 8,355,976 98,552
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 177,285
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 138,723
Series 2020-C57, Class XA,
IO, 2.22%, 8/15/2053(b) 1,074,254 119,460
Series 2021-C59, Class XA,
IO, 1.67%, 4/15/2054(b) 1,669,771 143,311
Total Commercial Mortgage-Backed
Securities
(cost $14,799,904) 12,981,882
Corporate Bonds 13.7%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 136,669
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 65,239
Textron, Inc. ,
2.45%, 3/15/2031 270,000 207,116
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 70,000 67,900
5.50%, 11/15/2027 45,000 39,137
516,061
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 185,000 161,412
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 40,000 30,300
Clarios Global LP ,
6.25%, 5/15/2026(a) 49,000 46,795
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 30,801
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 70,000 56,000
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 35,020
198,916
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 86,440
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1.5%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 145,798
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 171,928
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,185
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 45,000 43,996
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 205,852
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 185,000 137,955
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 265,000 253,818
BBVA Bancomer SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.65%),
5.12%, 1/18/2033(e) 200,000 165,503
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 315,000 283,587
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 75,000 72,013
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 180,000 139,527
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 175,000 137,565
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 145,000 144,390
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 170,000 141,766
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 230,000 222,339
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 155,000 140,191
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 57,223

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 135,343
2,627,979
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 145,000 136,371
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 51,543
2.88%, 5/1/2030 105,000 87,092
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 42,514
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 36,604
354,124
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 80,000 78,538
3.80%, 3/15/2025 95,000 92,008
170,546
Building Products 0.1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 25,000 24,221
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 44,412
Carrier Global Corp. ,
3.58%, 4/5/2050 95,000 65,767
Griffon Corp. ,
5.75%, 3/1/2028 40,000 34,400
168,800
Capital Markets 0.5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 225,000 166,549
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 4.08%,
5/15/2026(e) 274,000 271,847
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 205,000 154,045
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 385,000 275,902
868,343
Chemicals 0.5%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 70,000 53,759
Braskem Idesa SAPI ,
Reg. S, 6.99%, 2/20/2032 200,000 133,500
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
CVR Partners LP ,
6.13%, 6/15/2028(a) 45,000 39,193
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 169,250
EverArc Escrow Sarl ,
5.00%, 10/30/2029(a) 95,000 76,688
Sasol Financing USA LLC ,
5.50%, 3/18/2031 200,000 151,000
UPL Corp. Ltd. ,
Reg. S, 4.63%, 6/16/2030 200,000 159,892
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 37,500
820,782
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 31,194
9.75%, 7/15/2027(a) 70,000 57,538
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 51,323
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 44,176
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 50,705
234,936
Communications Equipment 0.0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 55,000 44,861
Construction & Engineering 0.2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 140,418 88,607
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 101,250
Quanta Services, Inc. ,
2.35%, 1/15/2032 190,000 139,784
329,641
Construction Materials 0.1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.12%, 6/08/2026(d)(e) 200,000 160,251
Consumer Finance 0.5%
American Express Co. ,
3.95%, 8/1/2025 140,000 135,598
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 110,000 92,453
3.25%, 2/15/2027(a) 50,000 41,872
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.98%,
7/24/2026(e) 145,000 141,759
Discover Financial Services ,
4.10%, 2/9/2027 155,000 142,511

42 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 71,129
3.10%, 1/12/2032 90,000 67,881
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 46,052
Navient Corp. ,
5.00%, 3/15/2027 30,000 24,537
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 60,060
823,852
Containers & Packaging 0.2%
Berry Global, Inc. ,
0.95%, 2/15/2024 140,000 131,532
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 65,000 59,146
WRKCo, Inc. ,
3.75%, 3/15/2025 150,000 144,519
335,197
Distributors 0.0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 52,027
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 62,400
Diversified Financial Services 0.1%
Inversiones La Construccion
SA ,
Reg. S, 4.75%, 2/7/2032 200,000 148,186
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 36,021
2.25%, 2/1/2032 175,000 132,331
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 40,563
4.75%, 2/1/2032(a) 45,000 35,045
4.25%, 1/15/2034(a) 40,000 28,631
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,443
5.00%, 5/1/2028(a) 30,000 25,746
6.00%, 1/15/2030(a) 45,000 35,353
Intelsat Jackson Holdings SA ,
6.50%, 3/15/2030(a) 45,000 38,259
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 45,000 38,719
4.00%, 2/15/2027(a) 40,000 33,591
Network i2i Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.39%),
3.98%, 3/03/2026(d)(e) 200,000 162,375
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
1.75%, 1/20/2031 300,000 224,989
845,066
Electric Utilities 0.7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 98,442
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 29,128
Duke Energy Corp. ,
2.65%, 9/1/2026 235,000 213,198
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 43,482
Exelon Corp. ,
4.10%, 3/15/2052(a) 20,000 15,431
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 184,000 144,240
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 170,640 137,193
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 143,000
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 68,405
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 65,000 64,066
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 62,400
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 95,000 69,127
PG&E Corp. ,
5.00%, 7/1/2028 25,000 21,499
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 160,000 140,818
1,250,429
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 135,000 121,983
Vontier Corp. ,
1.80%, 4/1/2026 190,000 161,513
283,496
Energy Equipment & Services 0.1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 58,261
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 65,625 60,047
USA Compression Partners
LP ,
6.88%, 9/1/2027 60,000 54,529
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 40,500
213,337
Entertainment 0.2%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 37,250

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 52,924
4.75%, 10/15/2027(a) 75,000 65,114
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 155,000 138,679
293,967
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 245,000 172,194
Crown Castle, Inc. ,
4.30%, 2/15/2029 155,000 142,176
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 134,035
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 23,195
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 40,500
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 50,213
Welltower, Inc. ,
2.05%, 1/15/2029 175,000 140,565
702,878
Food & Staples Retailing 0.2%
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 49,985
4.25%, 8/1/2029(a) 40,000 33,304
Sysco Corp. ,
3.25%, 7/15/2027 80,000 72,669
3.30%, 2/15/2050 75,000 49,226
3.15%, 12/14/2051 25,000 15,803
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 41,157
262,144
Food Products 0.1%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 95,000 74,730
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 7,391
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 138,935
221,056
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 30,800
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 140,000 114,912
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 57,810
203,522
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 71,725
Health Care Providers & Services 0.6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 95,000 78,330
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 44,099
6.88%, 4/15/2029(a) 30,000 14,491
CVS Health Corp. ,
2.70%, 8/21/2040 155,000 101,747
Elevance Health, Inc. ,
3.30%, 1/15/2023 145,000 144,494
4.10%, 5/15/2032 155,000 140,000
HCA, Inc. ,
4.13%, 6/15/2029 85,000 74,544
5.13%, 6/15/2039 80,000 67,134
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 28,387
4.38%, 2/15/2027(a) 40,000 33,053
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 70,000 56,875
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 61,600
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 29,335
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 90,000 74,376
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(a) 45,000 39,424
6.13%, 6/15/2030(a) 85,000 77,860
1,065,749
Hotels, Restaurants & Leisure 0.6%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 104,717
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 34,384
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 115,591
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 34,324
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 108,162
3.80%, 2/15/2028 200,000 177,617
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 75,000 56,960
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 137,403
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 82,378
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 37,462
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 50,000 34,612

44 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 85,000 68,136
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 41,882
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 105,000 80,062
1,113,690
Household Durables 0.0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 45,822
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 30,000 17,775
63,597
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 45,000 35,653
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 45,000 39,490
7.00%, 12/31/2027(a) 40,000 30,600
105,743
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 38,649
4.63%, 2/1/2029(a) 30,000 24,446
63,095
Insurance 0.4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 34,472
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 62,255
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 126,547
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 55,000 51,339
Brown & Brown, Inc. ,
2.38%, 3/15/2031 130,000 97,093
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 41,398
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 165,000 143,905
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 95,507
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 27,300
679,816
Machinery 0.0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 33,336
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 46,875
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 245,000 174,952
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 55,000 39,875
Comcast Corp. ,
2.94%, 11/1/2056 212,000 126,537
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 34,484
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 34,008
5.13%, 6/1/2029 30,000 17,625
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 41,513
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 37,576
News Corp. ,
5.13%, 2/15/2032(a) 30,000 26,325
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 25,000 22,983
Omnicom Group, Inc. ,
2.45%, 4/30/2030 190,000 152,518
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 60,000 52,200
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 76,456
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 36,696
7.38%, 6/30/2030(a) 70,000 66,801
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 135,000
1,122,424
Metals & Mining 0.4%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 66,250
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 140,734
Freeport Indonesia PT ,
5.32%, 4/14/2032(a) 200,000 165,500
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 70,000 61,336
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 86,464
3.38%, 9/23/2051(a) 85,000 51,740
JSW Steel Ltd. ,
Reg. S, 5.05%, 4/5/2032 200,000 142,405
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 42,406
756,835
Multiline Retail 0.2%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 69,159
3.50%, 4/3/2030 180,000 157,878

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Dollar Tree, Inc. ,
4.00%, 5/15/2025 135,000 130,795
357,832
Multi-Utilities 0.1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 68,630
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 145,064
213,694
Oil, Gas & Consumable Fuels 1.4%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 22,197
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 52,530
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 60,279
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 45,625
7.38%, 1/15/2031(a) 35,000 34,233
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 65,000 55,468
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 118,500
Energy Transfer LP ,
4.75%, 1/15/2026 85,000 81,896
5.00%, 5/15/2044(c) 90,000 69,405
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 150,000 145,239
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 67,469
Exxon Mobil Corp. ,
2.99%, 3/19/2025 125,000 119,892
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(a) 7,240 5,945
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 52,538
4.25%, 2/15/2030(a) 85,000 68,637
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 41,520
5.75%, 2/1/2029(a) 60,000 52,456
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 183,200 163,277
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 60,900
5.88%, 2/1/2029(a) 10,000 8,975
MPLX LP ,
1.75%, 3/1/2026 75,000 65,624
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 70,000 62,273
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 38,505
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 25,000 25,375
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.,
6.13%, 1/1/2031 40,000 39,400
6.45%, 9/15/2036 30,000 30,000
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 154,245
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 44,403
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 141,300
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 55,750
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 100,000 87,427
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 30,375
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 105,000 100,735
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 36,272
4.75%, 2/1/2032 45,000 37,714
Sunoco LP ,
6.00%, 4/15/2027 35,000 33,374
4.50%, 5/15/2029 20,000 16,591
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 69,941
Western Midstream Operating
LP ,
3.35%, 2/1/2025(c) 45,000 41,949
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 85,000 78,405
2,516,639
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 151,000 145,650
Glatfelter Corp. ,
4.75%, 11/15/2029(a) 50,000 28,750
174,400
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 36,418
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 24,226
6.25%, 2/15/2029(a) 35,000 13,059
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 137,525
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 40,004
3.85%, 6/22/2040 100,000 62,346
277,160
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 50,000 33,954

46 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.3%
CSX Corp. ,
3.35%, 9/15/2049 200,000 140,723
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 141,851
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(a) 15,000 12,502
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 85,000 79,062
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 133,102
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 39,200
4.50%, 8/15/2029(a) 40,000 33,625
580,065
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 188,000 143,485
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 104,819
NXP BV ,
3.88%, 6/18/2026 115,000 107,329
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,091
401,724
Software 0.2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 75,000 59,293
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 50,000 39,150
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 70,530
Oracle Corp. ,
3.60%, 4/1/2050 160,000 100,112
VMware, Inc. ,
2.20%, 8/15/2031 140,000 101,901
Workday, Inc. ,
3.70%, 4/1/2029 70,000 62,780
433,766
Specialty Retail 0.3%
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 40,000 24,719
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 170,000 167,406
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 31,589
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 70,650
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 55,834
Staples, Inc. ,
7.50%, 4/15/2026(a) 70,000 58,773
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 55,000 41,574
450,545
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0.1%
NetApp, Inc. ,
1.88%, 6/22/2025 120,000 109,578
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 115,000 84,338
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 64,108
148,446
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 185,000 137,679
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 107,714
Transportation Infrastructure 0.2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 192,000 147,483
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 166,414
Rutas 2 and 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 193,333 116,000
429,897
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 128,197
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 240,000 214,747
Total Corporate Bonds
(cost $29,070,912)
24,269,114
Foreign Government Securities 0.4%
BRAZIL 0.1%
Federative Republic of Brazil,
5.63%, 2/21/2047 200,000 153,895
CHILE 0.1%
Republic of Chile,
3.10%, 5/7/2041 200,000 135,511
COLOMBIA 0.0%
†
Republic of Colombia,
4.13%, 5/15/2051 250,000 134,229
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 140,692

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 166,242
Total Foreign Government Securities
(cost $1,029,778)
730,569
Mortgage-Backed Securities 19.7%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,535,303 1,404,139
Pool# G08775
4.00%, 8/1/2047 481,871 454,474
Pool# Q51461
3.50%, 10/1/2047 646,630 591,734
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,705,758 1,496,247
Pool# SD8257
4.50%, 10/1/2052 1,500,000 1,433,012
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,760,792
Pool# BL5315
2.44%, 1/1/2032 2,200,000 1,847,505
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,803,736
Pool# BS3020
1.96%, 9/1/2033 1,300,000 996,391
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,548,661
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,354,287 1,200,807
Pool# MA2888
2.50%, 1/1/2047 1,118,788 947,739
Pool# AS9937
3.00%, 7/1/2047 1,055,718 937,175
Pool# MA4097
3.00%, 8/1/2050 2,887,381 2,533,610
Pool# FM4865
2.50%, 11/1/2050 3,032,716 2,563,637
Pool# FS1472
3.50%, 11/1/2050 2,697,373 2,453,550
Pool# FM8215
2.50%, 3/1/2051 1,557,478 1,318,857
Pool# FM7203
2.00%, 5/1/2051 2,703,311 2,203,630
Pool# CB0705
3.00%, 6/1/2051 1,533,818 1,343,290
Pool# FM8104
3.00%, 7/1/2051 1,704,267 1,493,532
Pool# FM8579
2.50%, 9/1/2051 363,760 306,730
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4416
3.50%, 9/1/2051 1,360,043 1,227,631
Total Mortgage-Backed Securities
(cost $41,614,447)
34,866,879
U.S. Treasury Obligations 17.4%
U.S. Treasury Bonds
2.88%, 5/15/2052 6,900,000 5,786,297
3.00%, 8/15/2052 4,600,000 3,969,656
U.S. Treasury Notes
3.00%, 7/31/2024 1,150,000 1,124,395
3.25%, 8/31/2024 850,000 834,660
2.88%, 6/15/2025 700,000 675,090
3.00%, 7/15/2025 1,700,000 1,643,156
3.13%, 8/15/2025 1,100,000 1,066,227
3.25%, 6/30/2027 1,400,000 1,349,250
2.75%, 7/31/2027 1,100,000 1,035,805
3.13%, 8/31/2027 1,000,000 959,219
2.63%, 7/31/2029 1,350,000 1,240,523
3.13%, 8/31/2029 1,000,000 949,063
2.88%, 5/15/2032 10,000,000 9,245,312
2.75%, 8/15/2032 950,000 868,656
Total U.S. Treasury Obligations
(cost $32,024,769)
30,747,309
Investment Company 2.6%
Shares
Fixed Income Fund 2.6%
DoubleLine Floating Rate
Fund, Class I 512,339 4,518,827
Total Investment Company
(cost $4,927,025)
4,518,827
Short-Term Investment 0.7%
Principal
Amount ($)
U.S. Treasury Obligation 0.7%
U.S. Treasury Bills, 2.55%,
4/20/2023 1,250,000 1,225,285
Total Short-Term Investment
(cost $1,232,574)
1,225,285
Total Investments
(cost $196,830,172) — 96.6%
170,737,781
Other assets in excess of
liabilities — 3.4% 6,031,503
NET ASSETS — 100.0%
$ 176,769,284

48 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $37,365,893 which represents 21.14% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2022.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - September 30, 2022 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

50 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following table provides a summary of the inputs used to valu e the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,835,189 $ – $ 31,835,189
Collateralized Mortgage Obligations – 29,562,727 – 29,562,727
Commercial Mortgage-Backed Securities – 12,981,882 – 12,981,882
Corporate Bonds – 24,269,114 – 24,269,114
Foreign Government Securities – 730,569 – 730,569
Investment Company 4,518,827 – – 4,518,827
Mortgage-Backed Securities – 34,866,879 – 34,866,879
Short-Term Investment – 1,225,285 – 1,225,285
U.S. Treasury Obligations – 30,747,309 – 30,747,309
Total $ 4,518,827 $ 166,218,954 $ – $ 170,737,781
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks 0.6%
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 32,875
Oil Field Services 0.4%
Superior Energy Services
LLC *^∞ 6,041 380,583
Pharmaceuticals 0.2%
Mallinckrodt plc * 10,735 182,495
Total Common Stocks
(cost $513,559)
595,953
Corporate Bonds 95.6%
Principal
Amount ($)
Aerospace / Defense 1.6%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 460,750
5.50%, 11/15/2027 1,050,000 913,185
4.88%, 5/1/2029 150,000 121,246
1,495,181
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 400,000 375,668
Automotive 5.6%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 262,929
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 22,522
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 50,000 47,587
Dana, Inc. ,
4.50%, 2/15/2032 325,000 231,721
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 558,816
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 662,630
4.39%, 1/8/2026 400,000 362,043
2.70%, 8/10/2026 200,000 165,878
4.27%, 1/9/2027 375,000 328,125
5.11%, 5/3/2029 475,000 412,158
4.00%, 11/13/2030 75,000 58,500
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 375,000 318,750
6.38%, 5/15/2029(a)(b) 200,000 172,000
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 44,000 42,477
Panther BF Aggregator 2 LP ,
8.50%, 5/15/2027(a) 1,125,000 1,073,801
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 850,000 613,785
5,333,722
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.6%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 65,608
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 267,866
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 600,000 446,952
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 492,630
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 228,195
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 149,054
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 55,547
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 120,465
6.00%, 12/1/2029(a) 525,000 418,698
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 353,964
3.38%, 1/15/2031(a) 500,000 351,650
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 346,783
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 169,440
3,466,852
Cable Satellite 8.1%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 82,433
5.13%, 5/1/2027(a) 150,000 135,375
5.00%, 2/1/2028(a) 525,000 452,686
5.38%, 6/1/2029(a) 200,000 175,064
4.75%, 3/1/2030(a) 750,000 608,438
4.50%, 8/15/2030(a) 75,000 59,313
4.25%, 2/1/2031(a) 50,000 38,352
4.50%, 5/1/2032 400,000 305,068
4.50%, 6/1/2033(a) 125,000 92,346
4.25%, 1/15/2034(a) 50,000 35,789
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 185,000
5.50%, 4/15/2027(a) 400,000 352,000
7.50%, 4/1/2028(a) 250,000 203,993
5.75%, 1/15/2030(a) 775,000 550,843
4.50%, 11/15/2031(a) 475,000 356,810
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 237,080
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 113,361
5.13%, 6/1/2029 450,000 264,375
Doyla Holdco 18 Designate ,
5.00%, 7/15/2028(a) 225,000 181,969
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(a)(c) 75,000 0
9.75%, 7/15/2025∞(a)(c) 100,000 0

52 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 439,112
4.00%, 7/15/2028(a) 200,000 170,116
3.88%, 9/1/2031(a) 375,000 290,790
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 520,362
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 504,420
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 192,636
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 540,047
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 298,838
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 208,750
5.13%, 2/28/2030(a) 200,000 143,000
7,738,366
Chemicals 3.4%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 155,896
3.38%, 2/15/2029(a) 150,000 117,593
Cheever Escrow Issuer LLC ,
7.13%, 10/1/2027(a) 200,000 179,000
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 425,000 399,505
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 181,170
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 63,105
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 420,000
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 166,000
Koppers, Inc. ,
6.00%, 2/15/2025(a) 500,000 447,500
Olympus Water US Holding
Corp. ,
4.25%, 10/1/2028(a) 200,000 153,750
6.25%, 10/1/2029(a) 400,000 274,000
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 525,000 288,745
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 156,130
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 206,250
3,208,644
Construction Machinery 0.6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 274,750
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 35,755
4.88%, 1/15/2028 150,000 137,526
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery
United Rentals North America,
Inc.,
3.88%, 2/15/2031 100,000 81,328
529,359
Consumer Cyclical Services 2.4%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 267,375
9.75%, 7/15/2027(a) 800,000 657,585
6.00%, 6/1/2029(a) 200,000 129,075
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 686,068
6.00%, 6/1/2029(a) 400,000 293,277
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 138,153
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 84,922
2,256,455
Consumer Products 1.9%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 725,000 628,657
Diamond BC BV ,
4.63%, 10/1/2029(a) 575,000 400,096
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 269,750
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 110,961
4.75%, 6/15/2028(a) 175,000 138,651
4.38%, 3/31/2029(a) 400,000 296,712
1,844,827
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 600,000 552,000
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 416,267
968,267
Finance Companies 1.8%
Navient Corp. ,
5.50%, 3/15/2029 500,000 380,074
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 164,000
3.63%, 3/1/2029(a) 325,000 250,136
3.88%, 3/1/2031(a) 75,000 54,364
4.00%, 10/15/2033(a) 100,000 68,751
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 239,877
5.75%, 6/15/2027(a) 400,000 316,961
5.50%, 4/15/2029(a) 375,000 285,000
1,759,163
Food & Beverage 2.2%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 294,000
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 480,218

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 45,441
4.25%, 8/1/2029(a) 275,000 228,965
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 267,067
5.50%, 12/15/2029(a) 325,000 280,963
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 385,200
4.63%, 6/1/2030(a) 175,000 144,813
2,126,667
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 3.9%
Affinity Gaming ,
6.88%, 12/15/2027(a) 375,000 305,700
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 88,501
4.75%, 6/15/2031(a) 75,000 60,727
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 45,627
Colt Merger Sub, Inc. ,
5.75%, 7/1/2025(a) 25,000 24,123
6.25%, 7/1/2025(a) 175,000 168,656
8.13%, 7/1/2027(a) 375,000 358,157
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 250,000 205,944
Mohegan Gaming &
Entertainment ,
8.00%, 2/1/2026(a) 625,000 521,644
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 75,000 57,409
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 43,001
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 440,880
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 307,137
7.25%, 11/15/2029(a) 200,000 186,142
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 205,192
4.63%, 12/1/2031(a) 175,000 132,175
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 147,412
3.50%, 2/15/2025(a) 25,000 23,109
4.25%, 12/1/2026(a) 150,000 135,389
3.88%, 2/15/2029(a) 50,000 41,945
4.63%, 12/1/2029(a) 175,000 151,820
4.13%, 8/15/2030(a) 75,000 62,642
3,713,332
Health Insurance 0.6%
Centene Corp. ,
4.25%, 12/15/2027 150,000 137,205
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance
Centene Corp.,
4.63%, 12/15/2029 400,000 359,440
3.38%, 2/15/2030 125,000 102,187
598,832
Healthcare 6.6%
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 80,145
5.13%, 3/1/2030(a) 225,000 185,518
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 348,750
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 200,238
3.88%, 11/1/2029(a) 475,000 385,795
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 125,000 103,976
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 175,000 151,513
6.88%, 4/15/2029(a) 400,000 193,215
6.13%, 4/1/2030(a) 250,000 117,900
5.25%, 5/15/2030(a) 200,000 139,250
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 85,833
6.75%, 2/15/2030(a) 200,000 184,643
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 129,141
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 400,000 335,500
HCA, Inc. ,
5.88%, 2/15/2026 225,000 221,964
IMS Health, Inc. ,
5.00%, 10/15/2026(a) 275,000 262,036
Medline Borrower LP ,
3.88%, 4/1/2029(a) 200,000 160,338
5.25%, 10/1/2029(a) 850,000 641,750
MEDNAX, Inc. ,
5.38%, 2/15/2030(a) 200,000 165,751
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 125,000 103,179
5.75%, 11/1/2028(a) 500,000 375,510
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 400,000 357,920
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 225,000 166,661
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 67,569
4.25%, 6/1/2028(a) 25,000 21,744
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 175,000 162,622
6.25%, 2/1/2027(a) 250,000 233,288
5.13%, 11/1/2027(a) 175,000 157,025
4.63%, 6/15/2028(a) 25,000 21,849
6.13%, 10/1/2028(a) 75,000 65,707
4.25%, 6/1/2029(a) 200,000 165,650

54 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
6.13%, 6/15/2030(a) 300,000 274,800
6,266,780
Independent Energy 4.8%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 12,976
5.38%, 3/1/2030(a) 125,000 112,384
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 337,447
8.25%, 12/31/2028(a) 175,000 168,153
5.88%, 6/30/2029(a) 75,000 66,750
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 110,165
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 121,522
7.50%, 6/15/2030(a) 75,000 65,663
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 5,000
5.50%, 2/1/2026(a) 25,000 23,937
5.88%, 2/1/2029(a) 25,000 23,184
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 47,500
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 345,866
5.88%, 1/15/2030(a) 150,000 130,643
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 359,014
5.00%, 5/1/2029(a) 25,000 22,057
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 47,556
EQT Corp. ,
5.00%, 1/15/2029 100,000 93,304
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 125,000 132,500
5.88%, 9/1/2025 475,000 476,437
8.88%, 7/15/2030 125,000 139,162
6.45%, 9/15/2036 50,000 50,000
PDC Energy, Inc. ,
6.13%, 9/15/2024 62,000 61,019
5.75%, 5/15/2026 100,000 92,514
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 266,050
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 92,373
8.25%, 1/15/2029 125,000 127,187
4.75%, 2/15/2030(a) 75,000 65,042
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 197,005
SM Energy Co. ,
6.75%, 9/15/2026 125,000 120,313
6.50%, 7/15/2028 125,000 118,790
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 181,177
5.38%, 3/15/2030 50,000 45,053
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 375,000 342,816
4,600,559
Industrial - Other 1.4%
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 25,000 20,080
5.88%, 6/30/2029(a) 775,000 539,834
Redwood Star Merger Sub ,
8.75%, 4/1/2030(a) 425,000 330,437
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 350,000 293,125
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 170,042
1,353,518
Insurance - P&C 6.6%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 456,534
Ardonagh Midco 2 plc ,
12.75%, 1/15/2027(a)(b) 454,879 461,702
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 277,021
5.63%, 1/15/2029(a) 150,000 116,584
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 950,000 748,125
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 459,972
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,138,098
5.63%, 12/1/2029(a) 675,000 563,625
NFP Corp. ,
6.88%, 8/15/2028(a) 1,125,000 877,500
7.50%, 10/1/2030(a) 250,000 237,226
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 233,238
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 720,961
6,290,586
Leisure 0.4%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 352,920
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 65,857
418,777
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 73,302
4.88%, 1/15/2030 100,000 87,000
3.63%, 2/15/2032(a) 75,000 57,442
217,744
Media Entertainment 7.8%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 104,125
6.75%, 3/31/2029(a) 200,000 48,179

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
CMG Media Corp. ,
8.88%, 12/15/2027(a) 700,000 534,776
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 221,853
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 200,000 14,000
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 137,274
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 322,875
7.00%, 5/15/2027(a) 125,000 117,563
4.75%, 10/15/2030(a) 75,000 56,208
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 69,914
8.38%, 5/1/2027 845,964 711,384
4.75%, 1/15/2028(a) 125,000 104,188
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 66,851
3.63%, 1/15/2031 50,000 39,325
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 245,438
4.13%, 8/1/2030(a) 325,000 266,906
Midas Opco Holdings, LLC ,
5.63%, 8/15/2029(a) 850,000 699,184
News Corp. ,
5.13%, 2/15/2032(a) 75,000 65,812
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 298,775
4.75%, 11/1/2028(a) 375,000 318,750
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 269,629
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 49,626
5.88%, 10/1/2030(a) 225,000 224,070
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 39,275
4.63%, 3/15/2030(a) 200,000 155,828
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 162,774
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 59,790
5.38%, 1/15/2031(a) 200,000 151,504
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 217,500
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 350,000 289,488
5.50%, 3/1/2030(a) 150,000 107,803
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 529,311
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 81,547
7.38%, 6/30/2030(a) 125,000 119,287
Urban One, Inc. ,
7.38%, 2/1/2028(a) 400,000 339,964
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 186,930
7,427,706
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 210,000
4.88%, 3/1/2031(a) 75,000 61,946
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 207,787
479,733
Midstream 6.4%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 69,632
5.88%, 8/20/2026 400,000 362,465
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 254,339
5.75%, 1/15/2028(a) 250,000 227,500
5.38%, 6/15/2029(a) 600,000 529,740
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 154,068
4.00%, 3/1/2031 150,000 125,772
3.25%, 1/31/2032 75,000 57,589
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 50,000 45,867
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 137,359
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 225,000 216,563
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 123,708
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 34,211
7.50%, 6/1/2027(a) 50,000 47,656
6.50%, 7/1/2027(a) 475,000 438,942
5.50%, 7/15/2028 75,000 64,105
4.50%, 1/15/2029(a) 125,000 100,710
4.75%, 1/15/2031(a) 325,000 257,969
6.50%, 7/15/2048 75,000 57,202
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 109,455
4.25%, 2/15/2030(a) 100,000 80,750
5.50%, 10/15/2030(a) 125,000 107,306
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 71,625
5.00%, 2/1/2028(a) 275,000 242,272
NuStar Logistics LP ,
5.63%, 4/28/2027 325,000 283,377
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 151,875
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 120,000
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 141,510
5.00%, 6/1/2031(a) 400,000 328,320

56 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 74,125
5.00%, 1/15/2028 50,000 46,252
5.50%, 3/1/2030 275,000 246,815
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 125,250
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 135,750
5.45%, 4/1/2044 250,000 205,086
5.30%, 3/1/2048 325,000 267,312
5.50%, 8/15/2048 100,000 80,875
6,123,352
Oil Field Services 2.1%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 358,232
6.25%, 4/1/2028(a) 350,000 307,648
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 174,024
7.50%, 1/15/2028(a) 150,000 122,445
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 115,369
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 93,834
6.88%, 1/15/2029(a) 125,000 110,363
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 575,000
6.88%, 9/1/2027 175,000 159,044
2,015,959
Packaging 4.8%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 450,000 308,115
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 400,000 292,941
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 234,649
5.25%, 8/15/2027(a) 625,000 391,081
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 116,942
Bway Holding Co. ,
7.25%, 4/15/2025(a) 350,000 307,885
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,075,000 889,057
Crown Americas LLC ,
5.25%, 4/1/2030(a) 200,000 180,000
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 119,250
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 37,000 36,537
5.38%, 1/15/2025(a) 100,000 92,250
6.63%, 5/13/2027(a) 207,000 187,588
Sealed Air Corp. ,
5.00%, 4/15/2029(a) 75,000 66,937
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 325,000 298,237
6.63%, 11/1/2025(a) 450,000 387,712
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 800,000 706,250
4,615,431
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 394,459
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 68,665
3.50%, 3/1/2029(a) 250,000 205,655
3.75%, 2/1/2030(a) 25,000 20,633
689,412
Pharmaceuticals 1.6%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 100,000 59,250
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 103,823
5.00%, 2/15/2029(a) 725,000 281,119
6.25%, 2/15/2029(a) 100,000 37,313
7.25%, 5/30/2029(a) 400,000 153,122
5.25%, 1/30/2030(a) 300,000 112,044
5.25%, 2/15/2031(a) 125,000 47,006
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 78,672
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 154,454
Mallinckrodt International
Finance SA ,
10.00%, 6/15/2029(a) 305,000 166,225
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 204,790
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 119,442
1,517,260
Restaurants 1.6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 194,962
4.00%, 10/15/2030(a) 1,150,000 905,717
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 139,345
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 174,782
4.63%, 1/31/2032 50,000 41,909
5.38%, 4/1/2032 50,000 44,332
1,501,047
Retailers 0.7%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 113,437
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 239,811

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
Asbury Automotive Group,
Inc.,
5.00%, 2/15/2032(a) 75,000 57,755
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 150,000 97,500
3.88%, 10/1/2031(a) 50,000 31,786
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 119,509
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 46,747
706,545
Supermarkets 0.5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 92,250
3.50%, 3/15/2029(a) 475,000 382,850
475,100
Technology 8.3%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 190,926
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 100,000 96,100
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 234,437
Centerfield Media Parent ,
6.63%, 8/1/2026(a) 175,000 138,345
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 400,000 380,278
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 41,750
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 41,240
4.88%, 7/1/2029(a) 400,000 313,200
Coherent Corp. ,
5.00%, 12/15/2029(a) 425,000 351,560
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 132,179
6.50%, 10/15/2028(a) 300,000 254,662
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 250,000 206,250
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 335,682
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 182,542
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 63,906
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 111,775
GoTo Group, Inc. ,
5.50%, 9/1/2027(a) 400,000 245,327
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 380,133
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 186,750
McAfee Corp. ,
7.38%, 2/15/2030(a) 700,000 572,295
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a) 750,000 592,927
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 67,950
5.13%, 4/15/2029(a) 350,000 262,507
5.25%, 10/1/2030(a) 350,000 264,130
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 85,546
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 134,790
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 99,826
Picard Midco, Inc. ,
6.50%, 3/31/2029(a) 150,000 126,705
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 99,188
5.38%, 12/1/2028(a) 400,000 187,978
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 314,500
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 44,483
Seagate HDD Cayman ,
3.13%, 7/15/2029 200,000 146,546
3.38%, 7/15/2031 150,000 104,729
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 187,132
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 41,775
3.75%, 2/15/2031(a) 75,000 59,078
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 205,244
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 60,379
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 140,933
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 325,000 248,900
7,934,583
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 227,539
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,082
4.50%, 2/15/2028(a) 125,000 110,124
5.13%, 3/15/2028(a) 325,000 279,132
4.63%, 2/1/2029(a) 50,000 40,743
5.00%, 2/1/2031(a) 50,000 39,728
3.75%, 3/1/2031(a) 175,000 136,937
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 472,680
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 74,424
3.38%, 2/15/2029(a) 150,000 121,446
5.25%, 6/15/2029(a) 300,000 262,500
3.88%, 2/15/2032(a) 75,000 58,504

58 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 286,335
4.75%, 1/15/2030(a) 225,000 190,975
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 139,125
5.63%, 2/15/2027(a) 300,000 280,875
5.00%, 7/31/2027(a) 175,000 158,069
2,666,679
Wireless Communications 0.5%
Sprint Corp. ,
7.13%, 6/15/2024 100,000 101,496
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 44,739
4.75%, 2/1/2028 150,000 141,601
2.63%, 2/15/2029 25,000 20,641
3.38%, 4/15/2029 200,000 172,796
481,273
Total Corporate Bonds
(cost $110,296,510)
91,424,918
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 1,773
Independent Energy 0.0%
†
Media General, Inc., CVR*∞ 104 0
Total Rights
(cost $0 ) 1,773
Total Investments
(cost $110,810,069) — 96.2%
92,022,644
Other assets in excess of
liabilities — 3.8% 3,592,026
NET ASSETS — 100.0%
$ 95,614,670
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $78,209,890 which represents 81.80% of net
assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
CVR Contingent Value Rights

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

60 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 32,875 $ – $ – $ 32,875
Oil Field Services – – 380,583 380,583
Pharmaceuticals 182,495 – – 182,495
Total Common Stocks $ 215,370 $ – $ 380,583 $ 595,953
  Corporate Bonds
Aerospace / Defense – 1,495,181 – 1,495,181
Airlines – 375,668 – 375,668
Automotive – 5,333,722 – 5,333,722
Building Materials – 3,466,852 – 3,466,852
Cable Satellite – 7,738,366 – 7,738,366
Chemicals – 3,208,644 – 3,208,644
Construction Machinery – 529,359 – 529,359
Consumer Cyclical Services – 2,256,455 – 2,256,455
Consumer Products – 1,844,827 – 1,844,827
Diversified Manufacturing – 968,267 – 968,267
Finance Companies – 1,759,163 – 1,759,163
Food & Beverage – 2,126,667 – 2,126,667
Food & Staples Retailing – – – –
Gaming – 3,713,332 – 3,713,332
Health Insurance – 598,832 – 598,832
Healthcare – 6,266,780 – 6,266,780
Independent Energy – 4,600,559 – 4,600,559
Industrial - Other – 1,353,518 – 1,353,518
Insurance - P&C – 6,290,586 – 6,290,586
Leisure – 418,777 – 418,777
Lodging – 217,744 – 217,744
Media Entertainment – 7,427,706 – 7,427,706
Metals & Mining – 479,733 – 479,733
Midstream – 6,123,352 – 6,123,352
Oil Field Services – 2,015,959 – 2,015,959
Packaging – 4,615,431 – 4,615,431
Paper – 689,412 – 689,412
Pharmaceuticals – 1,517,260 – 1,517,260
Restaurants – 1,501,047 – 1,501,047
Retailers – 706,545 – 706,545
Supermarkets – 475,100 – 475,100
Technology – 7,934,583 – 7,934,583
Transportation Services – 227,539 – 227,539
Utility - Electric – 2,666,679 – 2,666,679
Wireless Communications – 481,273 – 481,273
Total Corporate Bonds $ – $ 91,424,918 $ – $ 91,424,918
Rights   – – 1,773 1,773
Total $ 215,370 $ 91,424,918 $ 382,356 $ 92,022,644
As of September 30, 2022, the Fund held one corporate bond investment that was categorized as Level 3 investment which was valued at $0.

NVIT Federated High Income Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 61
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ 418,152 $ — $ — $ 418,152
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) 97,875 (98,507) — (632)
Purchases — — — —
Sales (211,410) — — (211,410)
Change in Unrealized Appreciation/Depreciation 75,966 98,507 1,773 176,246
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 9/30/2022 $ 380,583 $ — $ 1,773 $ 382,356
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
9/30/2022 $ 75,966 $ — $ 1,773 $ 77,739
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

62 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities 25.1%
Principal
Amount ($) Value ($)
Airlines 1.9%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 5,390,985 5,324,924
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,235,200 1,220,004
Series 2015-1, Class B,
3.70%, 5/1/2023 1,562,197 1,505,491
Series 2015-2, Class B,
4.40%, 9/22/2023 2,480,992 2,385,859
Series 2016-3, Class B,
3.75%, 10/15/2025 2,107,960 1,805,207
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,398,388 3,707,740
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 4,302,083 3,770,412
Series 2020-1, Class A,
5.88%, 10/15/2027 2,455,838 2,368,732
Series 2019-2, Class B,
3.50%, 5/1/2028 143,446 118,788
22,207,157
Automobiles 0.3%
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 483,287
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,886,410
3,369,697
Credit Card 0.8%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,040,037
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 8,500,000 8,051,816
10,091,853
Equipment Loans & Leases 0.2%
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 1,978,786 1,921,757
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 559,547
2,481,304
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity 0.5%
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 3.84%,
1/25/2035(b) 1,604,689 1,595,081
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
4.33%, 1/25/2036(b) 494,589 490,338
RASC Trust, Series 2005-
KS12, Class M2, 3.77%,
1/25/2036(b) 3,401,461 3,381,419
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 3.41%, 12/25/2036(b) 207,815 207,632
5,674,470
Other 21.4%
37 Capital CLO I, Series
2021-1A, Class A, 3.71%,
10/15/2034(a)(b) 9,400,000 8,878,657
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,869,484
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,341,598
Apidos CLO XXXIII, Series
2020-33A, Class AR,
3.93%, 10/24/2034(a)(b) 12,500,000 11,977,562
Apidos CLO XXXV, Series
2021-35A, Class A, 3.76%,
4/20/2034(a)(b) 7,600,000 7,257,035
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
3.94%, 10/25/2034(a)(b) 2,700,000 2,588,028
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 5,000,000 4,819,355
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
3.59%, 4/15/2034(a)(b) 10,500,000 10,050,432
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
3.85%, 4/20/2034(a)(b) 700,000 666,326
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
3.65%, 4/15/2034(a)(b) 7,000,000 6,709,381
Series 2020-2A, Class A1R,
3.92%, 1/25/2035(a)(b) 150,000 142,678
Series 2020-2A, Class BR,
4.78%, 1/25/2035(a)(b) 150,000 132,168
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class ARR,
3.79%, 4/20/2034(a)(b) 5,000,000 4,720,220
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
3.71%, 1/20/2031(a)(b) 3,000,000 2,934,711

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 63
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
3.89%, 10/17/2034(a)(b) 1,550,000 1,479,993
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
3.81%, 10/20/2032(a)(b) 2,750,000 2,644,312
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 3.91%, 10/25/2034(a)
(b) 3,300,000 3,167,433
Series 2020-12A, Class BR,
4.38%, 10/25/2034(a)(b) 700,000 645,026
Dryden 76 CLO Ltd., Series
2019-76A, Class A1R,
3.86%, 10/20/2034(a)(b) 200,000 191,114
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,330,807 1,165,350
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 80,276 80,240
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,752,286 1,699,139
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 1,125,892 1,111,012
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 606,962 548,930
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 3.78%, 1/20/2033(a)(b) 10,000,000 9,636,950
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 5,302,738 4,494,629
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 2,225,992 2,006,722
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 267,446 245,871
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 300,108 294,070
Invesco CLO Ltd.
Series 2021-1A, Class A1,
3.51%, 4/15/2034(a)(b) 1,350,000 1,274,655
Series 2021-2A, Class A,
3.63%, 7/15/2034(a)(b) 10,000,000 9,499,750
LCM 34 Ltd., Series
34A, Class A1, 3.88%,
10/20/2034(a)(b) 11,450,000 10,943,727
LCM 37 Ltd., Series
37A, Class A1, 2.51%,
4/15/2034(a)(b) 1,700,000 1,655,618
LL ABS Trust, Series 2022-
1A, Class A, 3.76%,
11/15/2029(a) 2,218,533 2,176,872
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
3.84%, 1/20/2035(a)(b) 10,600,000 10,102,118
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 10,000,000 9,609,540
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
3.73%, 1/20/2032(a)(b) 2,000,000 1,945,166
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
3.85%, 10/20/2035(a)(b) 9,300,000 8,922,206
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
3.80%, 4/16/2033(a)(b) 5,000,000 4,853,815
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 2,640,000 2,635,159
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 360,000 359,391
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,587,809
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 570,286
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 4.78%,
5/20/2031(a)(b) 10,000,000 9,704,790
Reese Park CLO Ltd., Series
2020-1A, Class AR, 3.64%,
10/15/2034(a)(b) 1,300,000 1,238,704
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 1,872,221 1,707,192
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 1,663,696 1,518,279
RR 1 LLC, Series 2017-
1A, Class A1AB, 3.66%,
7/15/2035(a)(b) 4,900,000 4,699,703
RR 19 Ltd., Series 2021-
19A, Class A1, 3.65%,
10/15/2035(a)(b) 8,750,000 8,397,314
Southwick Park CLO LLC,
Series 2019-4A, Class A1R,
3.77%, 7/20/2032(a)(b) 5,000,000 4,822,195
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,090,779
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,130,772 12,816,487
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 6,250,000 5,889,011
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,162,949 4,747,105

64 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,801,580
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 827,375
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 5,764,000 4,760,011
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,334,386
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,067,903
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
3.61%, 7/15/2034(a)(b) 10,000,000 9,577,280
249,634,632
Total Asset-Backed Securities
(cost $309,648,560)
293,459,113
Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,625,520 2,482,714
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 756,674 639,840
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,895,888 3,613,072
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,950 1,786
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
3.74%, 10/25/2035(b) 18,229 18,209
New Residential Mortgage
Loan Trust, Series 2016-
2A, Class A1, 3.75%,
11/26/2035(a)(b) 4,193,105 3,917,057
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,629,947
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,262
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 80,587 74,886
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 435,563 417,832
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,732,008 8,573,054
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,238,160 2,825,416
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,221,554 2,673,290
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,288,880 5,785,676
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,715,965 4,322,154
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 4,591,436 4,194,162
Total Collateralized Mortgage Obligations
(cost $45,817,978)
41,188,357
Commercial Mortgage-Backed Securities 0.9%
AREIT Trust, Series 2022-
CRE6, Class A, 3.53%,
1/16/2037(a)(b) 2,696,235 2,592,117
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,877,672
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 1.08%, 12/15/2048(b) 11,387,752 10,767
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
5.50%, 2/15/2039(a)(b) 1,270,000 1,202,426
Series 2022-TFLM, Class D,
6.35%, 2/15/2039(a)(b) 5,730,000 5,397,480
Total Commercial Mortgage-Backed
Securities
(cost $11,774,557) 11,080,462
Corporate Bonds 27.5%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
5.04%, 5/1/2027(d) 2,750,000 2,649,244
Moog, Inc. ,
4.25%, 12/15/2027(a) 2,000,000 1,770,980
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,570,790
6,991,014
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 510,956
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 210,997
721,953
Automobiles 0.6%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 8,000,000 7,114,881

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 6.7%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,577,217
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 4,841,939
Bank of Montreal ,
Series H, 4.25%,
9/14/2024(d) 10,000,000 9,837,706
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,660,156
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,632,707
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,000,000 4,887,359
(United States SOFR
Compounded Index
+ 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,480,690
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 3,250,000 3,126,229
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,168,759
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,837,504
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,849,563
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,210,187
4.29%, 9/13/2024 3,500,000 3,447,222
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 6,966,913
(SOFR + 1.56%), 4.54%,
8/15/2026(e) 3,000,000 2,902,216
78,426,367
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,793,110
Capital Markets 2.0%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 8,000,000 7,278,143
4.28%, 1/9/2028(a) 2,000,000 1,697,776
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 5,000,000 4,868,613
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,199,763
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,859,203
22,903,498
Chemicals 0.0%
†
HB Fuller Co. ,
4.00%, 2/15/2027(d) 250,000 225,991
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,123,160
Diversified Telecommunication Services 0.2%
CCO Holdings LLC ,
5.13%, 5/1/2027(a)(d) 1,400,000 1,263,500
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 650,000 537,927
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a) 1,400,000 1,175,691
2,977,118
Electric Utilities 2.4%
Eversource Energy ,
4.20%, 6/27/2024(d) 9,000,000 8,875,017
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,187,028
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024(d) 9,000,000 8,887,135
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,591,226
5.13%, 5/13/2025(a) 2,000,000 1,936,301
3.70%, 1/30/2027(a) 1,000,000 885,659
5.63%, 2/15/2027(a) 1,750,000 1,638,438
28,000,804
Electrical Equipment 0.1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 646,347
Entertainment 0.8%
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(a) 10,000,000 9,662,010
Equity Real Estate Investment Trusts (REITs) 1.2%
Kite Realty Group Trust ,
4.00%, 3/15/2025(d) 10,150,000 9,596,135
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,786,000 1,433,441
VICI Properties LP ,
5.63%, 5/1/2024(a) 2,120,000 2,083,430
3.50%, 2/15/2025(a)(d) 1,350,000 1,247,886
14,360,892
Food Products 0.2%
JBS USA LUX SA ,
3.00%, 2/2/2029(a) 3,045,000 2,491,347

66 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.0%
†
HCA, Inc. ,
5.38%, 2/1/2025(d) 650,000 642,313
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a)(d) 1,750,000 1,599,430
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,189,337
Insurance 2.4%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,505,983
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,820,421
4.15%, 8/26/2025(a)(d) 5,000,000 4,869,569
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,921,424
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,644,198
27,761,595
IT Services 0.8%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 4,000,000 3,914,244
International Business
Machines Corp. ,
4.00%, 7/27/2025(d) 5,000,000 4,902,042
8,816,286
Machinery 1.0%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 1,932,000
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(a) 10,000,000 9,522,719
11,454,719
Media 1.1%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025(d) 4,000,000 3,900,636
Comcast Corp. ,
3.70%, 4/15/2024 7,500,000 7,376,175
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 1,865,600
13,142,411
Multi-Utilities 0.9%
DTE Energy Co. ,
4.22%, 11/1/2024(c)(d) 9,250,000 9,068,977
WEC Energy Group, Inc. ,
5.00%, 9/27/2025 2,000,000 1,992,775
11,061,752
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 1.5%
Continental Resources, Inc. ,
4.50%, 4/15/2023(d) 2,810,000 2,795,922
3.80%, 6/1/2024(d) 4,000,000 3,882,676
Targa Resources Partners LP ,
6.50%, 7/15/2027(d) 1,350,000 1,334,256
5.00%, 1/15/2028 5,000,000 4,625,174
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,354,989
16,993,017
Pharmaceuticals 1.2%
Royalty Pharma plc ,
0.75%, 9/2/2023 9,957,000 9,534,617
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 3,970,517
13,505,134
Professional Services 0.4%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 4,747,720
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 3,726,000 3,269,248
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 10,000,000 9,107,712
12,376,960
Software 0.1%
PTC, Inc. ,
3.63%, 2/15/2025(a)(d) 1,350,000 1,257,563
Thrifts & Mortgage Finance 1.2%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 2,959,968
5.70%, 10/22/2023(a) 6,800,000 6,723,184
5.15%, 7/21/2024(a) 2,620,000 2,554,427
4.88%, 4/1/2026(a) 1,500,000 1,417,509
13,655,088
Tobacco 0.2%
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,005,330
Total Corporate Bonds
(cost $340,641,648)
320,647,147
Exchange Traded Fund 1.7%
Shares
Debt Funds 1.7%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(d) 400,000 19,712,000
Total Exchange Traded Fund
(cost $20,355,120)
19,712,000

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 67
Loan Participation 0.1%
Principal
Amount ($) Value ($)
Software 0.1%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD + 1.75%), 4.87%,
5/30/2025 (e) 923,655 902,873
0
Total Loan Participation
(cost $925,121) 902,873
Mortgage-Backed Securities 0.3%
FHLMC Non Gold Pool
Pool# 1Q0648
1.98%, 6/1/2037(b) 160,008 161,116
Pool# 1B3601
2.32%, 10/1/2037(b) 109,027 108,072
FNMA Pool
Pool# 747271
4.13%, 7/1/2034(b) 188,836 188,231
Pool# 886345
3.81%, 8/1/2036(b) 28,690 28,316
Pool# 949691
3.98%, 9/1/2037(b) 64,798 63,961
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 2,617,753
2,473,170
Total Mortgage-Backed Securities
(cost $3,216,567)
3,022,866
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded 2,000 12,500
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded 2,000 37,500
0
Total Purchased Options
(cost $2,305,720) 50,000
U.S. Treasury Obligations 40.1%
Principal
Amount ($)
U.S. Treasury Notes
2.13%, 12/31/2022 (d) 135,000 134,542
0.13%, 10/15/2023 15,000,000 14,368,359
0.38%, 4/15/2024 44,000,000 41,427,031
2.00%, 5/31/2024 16,000,000 15,409,375
3.00%, 6/30/2024 (d) 44,000,000 43,040,937
0.38%, 8/15/2024 79,000,000 73,491,602
2.25%, 10/31/2024 5,000,000 4,800,977
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.00%, 12/15/2024 115,000,000 107,161,133
0.50%, 3/31/2025 100,000,000 91,230,469
2.88%, 6/15/2025 24,000,000 23,145,937
2.00%, 8/15/2025 6,000,000 5,636,250
2.25%, 11/15/2025 4,000,000 3,766,719
1.25%, 12/31/2026 (d) 3,000,000 2,664,727
3.25%, 6/30/2027 (d) 18,000,000 17,347,500
2.75%, 5/31/2029 1,000,000 926,055
1.50%, 2/15/2030 27,000,000 22,914,141
Total U.S. Treasury Obligations
(cost $486,690,574)
467,465,754
Repurchase Agreements 7.6%
Bank of America NA
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $22,005,592,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $22,440,000. (f) 22,000,000 22,000,000
Cantor Fitzgerald & Co.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $30,557,804,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$31,161,040. (f) 30,550,039 30,550,039
Credit Suisse AG
2.97%, dated
9/30/2022, due
10/3/2022, repurchase
price $10,002,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$10,202,525. (f) 10,000,000 10,000,000

68 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $24,658,966,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$25,157,948. (f) 24,652,700 24,652,700
Pershing LLC
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,000,514, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$2,040,000. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $89,202,739)
89,202,739
Total Investments
(cost $1,310,578,584) — 106.8%
1,246,731,311
Liabilities in excess of other
assets — (6.8)% (79,833,371)
NET ASSETS — 100.0%
$ 1,166,897,940
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $467,524,148 which represents 40.07% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(d) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $116,246,861, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $89,202,739 and by
$30,542,514 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 10/31/2022 –
11/15/2050, a total value of $119,745,253.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$89,202,739.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 69
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 1.09 USD 130,000,000 (196,215) 623,576 427,361
(196,215) 623,576 427,361
As of September 30, 2022, the Fund had $2,043,383 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 420 12/2022 USD 100,075,500 (3,743,250)
Total long contracts (3,743,250)
Short Contracts
U.S. Treasury 2 Year Note (283) 12/2022 USD (58,125,547) 947,813
U.S. Treasury 5 Year Note (357) 12/2022 USD (38,380,289) 1,304,488
U.S. Treasury 10 Year Note (241) 12/2022 USD (27,007,063) 1,277,851
Total short contracts 3,530,152
Net contracts (213,098)
As of September 30, 2022, the Fund had $1,950,073 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

70 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
Written Call Options Contracts as of September 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 4,000 USD 1,000,000,000 USD 98.63 12/19/2022 (50,000)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 99.63 12/19/2022 (12,500)
Total written call options contracts (62,500)
Written Put Options Contracts as of September 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 80 USD 20,000,000 USD 98.88 12/19/2022 (713,000)
Total written put options contracts (713,000)
Total Written Options Contracts (Premiums Received ($1,825,051)) (775,500)
Currency:
USD United States dollar

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 71
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

72 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 293,459,113 $ – $ 293,459,113
Collateralized Mortgage Obligations – 41,188,357 – 41,188,357
Commercial Mortgage-Backed Securities – 11,080,462 – 11,080,462
Corporate Bonds – 320,647,147 – 320,647,147
Credit Default Swaps† – 623,576 – 623,576
Exchange Traded Fund 19,712,000 – – 19,712,000
Futures Contracts 3,530,152 – – 3,530,152
Loan Participation – 902,873 – 902,873
Mortgage-Backed Securities – 3,022,866 – 3,022,866
Purchased Option 50,000 – – 50,000
Repurchase Agreements – 89,202,739 – 89,202,739
U.S. Treasury Obligations – 467,465,754 – 467,465,754
Total Assets $ 23,292,152 $ 1,227,592,887 $ – $ 1,250,885,039
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,743,250) $ – $ – $ (3,743,250)
Written Options (775,500) – – (775,500)
Total Liabilities $ (4,518,750) $ – $ – $ (4,518,750)
Total $ 18,773,402 $ 1,227,592,887 $ – $ 1,246,366,289
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 73
credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2022 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material

74 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Short Term Bond Fund
losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 50,000
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 623,576
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 3,530,152
Total $ 4,203,728

NVIT Short Term Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 75
Liabilities:
Written Options
Interest rate risk Written options, at value $ (775,500)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (3,743,250)
Total $ (4,518,750)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.6%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 43,780 40,889
Automobiles 1.7%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 2,212,801 2,190,873
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,795,819
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 6,250,000 6,156,906
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,601,488
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,031,432
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 5,875,000 5,798,013
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,129,214
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,751,000 1,731,443
Volkswagen Auto Lease Trust,
Series 2022-A, Class A3,
3.44%, 7/21/2025 1,034,000 1,014,184
29,449,372
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 795,000 790,194
Equity Real Estate Investment Trusts (REITs)
0.1%
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,442,681
Other 6.0%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 2.04%,
4/21/2035(a)(b) 8,660,000 8,313,254
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 4.11%,
4/15/2034(a)(b) 5,600,000 5,453,750
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,450,290
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,154,605 3,527,929
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,297,010
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 4.06%,
10/15/2033(a)(b) 7,250,000 6,887,833
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 2,686,275 2,630,430
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 609,993 589,598
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 1,245,000 1,241,773
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
3.98%, 7/17/2031(a)(b) 6,213,000 6,024,174
MF1 Ltd.
Series 2021-FL7, Class AS,
4.44%, 10/16/2036(a)(b) 6,378,500 6,122,935
Series 2022-FL8, Class A,
3.63%, 2/19/2037(a)(b) 4,332,500 4,189,958
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
3.60%, 4/14/2035(a)(b) 12,721,428 12,179,266
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,149,975
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 1,091,400 1,057,629
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,608,389
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 2,220,900 2,105,614
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,415,640 2,937,025
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,347,167 2,872,736
Trestles CLO IV Ltd., Series
2021-4A, Class A, 3.90%,
7/21/2034(a)(b) 1,450,000 1,387,788
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 1,726,496 1,668,952
Voya CLO Ltd., Series
2019-2A, Class A, 3.98%,
7/20/2032(a)(b) 14,600,000 14,185,185
104,881,493

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.7%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 6,364,536 5,334,119
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 6,200,518 5,336,640
Navient Student Loan Trust,
Series 2019-7A, Class A1,
3.58%, 1/25/2068(a)(b) 2,014,068 2,010,169
12,680,928
Total Asset-Backed Securities
(cost $160,346,148)
150,285,557
Collateralized Mortgage Obligations 0.9%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 674,060 654,690
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 952,963 890,096
New Residential Mortgage
Loan Trust
Series 2022-NQM1, Class
A1, 2.28%, 1/25/2026(a)(b) 8,817,167 7,462,646
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,265,691 1,147,588
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,545,577 2,115,284
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 385,928 375,391
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,369,459 2,760,193
Total Collateralized Mortgage Obligations
(cost $18,010,757)
15,405,888
Commercial Mortgage-Backed Securities 1.0%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,037,128
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,297,873
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,621,355
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,579,142
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,512,945
Total Commercial Mortgage-Backed
Securities
(cost $19,834,852) 18,048,443
Corporate Bonds 46.2%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,088,425
3.63%, 2/1/2031(d) 10,130,000 8,408,395
5.71%, 5/1/2040 1,560,000 1,362,601
5.81%, 5/1/2050 3,910,000 3,397,758
5.93%, 5/1/2060(d) 1,930,000 1,650,937
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,082,765
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 705,000 683,850
6.38%, 6/15/2026 500,000 472,381
7.50%, 3/15/2027(d) 425,000 404,600
5.50%, 11/15/2027 610,000 530,517
24,082,229
Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 218,981
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 756,032
5.75%, 4/20/2029(a) 500,000 436,250
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,115,625
4.63%, 4/15/2029(a) 4,641,000 3,840,149
6,367,037
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 238,532
5.29%, 12/8/2046 360,000 253,800
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 3,885,793
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,085,169
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a)(d) 1,745,000 1,725,508
3.35%, 5/13/2025(a) 3,485,000 3,305,600
3.75%, 5/13/2030(a) 4,385,000 3,775,581
14,269,983
Banks 6.6%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 180,746
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,116,000

78 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
2.75%, 12/3/2030 4,400,000 3,111,175
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(e)(f) 1,870,000 1,747,417
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,198,150
4.45%, 3/3/2026 4,155,000 4,003,788
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(e)(f) 1,000,000 857,500
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 2,843,558
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,652,046
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,582,910
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 3,845,036
BNP Paribas SA ,
3.50%, 3/1/2023(a) 7,020,000 6,974,440
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(e)(f) 1,290,000 825,852
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,102,558
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e)(f) 750,000 602,775
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,279,899
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e)(f) 840,000 707,700
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 1,914,458
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e)(f) 2,650,000 2,430,360
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,304,618
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e)(f) 655,000 602,545
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 3,871,067
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 892,890
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 6,877,020
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,190,680
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,331,542
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,343,673
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,248,924
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e)(f) 775,000 675,103
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 9,338,808
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e)(f) 450,000 364,415
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,699,559
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 3,410,159
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,488,922
NatWest Group plc ,
4.60%, 6/28/2031(e)(g) 1,890,000 1,181,250
NBK Tier 1 Financing 2 Ltd. ,
(USD Constant Maturity
6 Year + 2.83%), 4.50%,
8/27/2025(a)(e)(f) 200,000 178,750
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(f) 6,395,000 5,412,248
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,178,996
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e)(f) 2,185,000 1,945,405

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
Series L, (ICE LIBOR USD
3 Month + 3.10%), 6.39%,
12/15/2024(d)(e)(f) 760,000 731,120
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e)(f) 590,000 566,866
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e)(f) 650,000 576,316
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 172,952
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,173,656
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(e)(f) 645,000 614,071
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e)(f) 1,335,000 1,128,909
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,534,297
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 2,882,898
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,378,304
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,469,481
115,741,812
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,437,769
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 6,462,864
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,299,670
2.88%, 5/1/2030 6,555,000 5,437,028
2.25%, 8/1/2031 2,625,000 2,016,468
18,653,799
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,099,906
2.95%, 11/21/2026 12,930,000 11,845,927
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 3,542,436
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,651,989
19,140,258
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.4%
Builders FirstSource , Inc. ,
6.38%, 6/15/2032(a)(d) 616,000 547,159
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 927,213
2.72%, 2/15/2030 3,515,000 2,901,399
SRM Escrow Issuer LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,202,525
6,578,296
Capital Markets 2.7%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(a)(e)(f) 1,600,000 1,164,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(e)(f) 1,705,000 1,044,057
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(f) 1,359,000 1,221,399
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 929,280
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,035,320
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,095,585
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e)(f) 605,000 468,777
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 813,550
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,489,550
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,197,318
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 4,949,917
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 3,471,000 3,285,106
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 1,791,680
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,263,203
3.63%, 1/20/2027 4,000,000 3,720,892

80 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,825,000 2,540,641
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 5,865,924
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,380,103
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 1,276,000 1,186,790
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(d)(e)(f) 1,040,000 683,280
47,126,372
Chemicals 1.7%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 3,682,648
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a)(d) 1,447,000 1,096,102
6.99%, 2/20/2032(a)(d) 3,628,000 2,421,690
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a) 6,500,000 4,605,250
Celanese US Holdings LLC ,
6.17%, 7/15/2027 7,573,000 7,167,124
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 295,800
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a)(d) 6,351,000 4,620,368
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 387,840
4.38%, 9/18/2026 200,000 174,497
6.50%, 9/27/2028 400,000 360,000
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052(d) 5,312,000 3,192,474
Tronox , Inc. ,
4.63%, 3/15/2029(a) 290,000 214,600
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,462,782
29,681,175
Commercial Services & Supplies 0.2%
Atento Luxco 1 SA ,
8.00%, 2/10/2026(a) 1,305,000 551,154
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 505,000 495,136
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 890,000 883,349
5.88%, 10/1/2030(a) 290,000 288,801
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 555,155
6.25%, 1/15/2028(a)(d) 1,250,000 1,066,714
3,840,309
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 167,700
Consumer Finance 3.2%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 4,167,961
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e)(f) 1,820,000 1,418,707
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e)(f) 695,000 495,188
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(d)(e)(f) 1,625,000 1,252,349
Capital One Financial Corp. ,
(SOFR + 0.69%), 3.65%,
12/6/2024(d)(f) 12,218,000 11,941,018
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e)(f) 1,000,000 785,000
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 2,487,212
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,805,547
2.30%, 2/10/2025 10,914,000 9,673,049
4.13%, 8/17/2027 7,453,000 6,413,306
5.11%, 5/3/2029(d) 585,000 507,605
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,166,280
2.35%, 1/8/2031 10,208,000 7,407,522
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 337,116
7.13%, 3/15/2026 335,000 301,970
3.50%, 1/15/2027(d) 450,000 350,538
Synchrony Financial ,
2.88%, 10/28/2031(d) 5,103,000 3,626,692
56,137,060
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 188,341
4.00%, 9/1/2029(a)(d) 3,043,000 2,228,550
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a) 295,000 237,150
LABL, Inc. ,
5.88%, 11/1/2028(a) 1,187,000 961,351

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,559,148
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 516,445
9,690,985
Diversified Financial Services 0.7%
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,061,094
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 1,058,938
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,877,332
11,997,364
Diversified Telecommunication Services 2.1%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 640,666
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 317,281
5.50%, 1/15/2028(a) 540,000 427,621
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,762,658
2.25%, 2/1/2032 4,105,000 3,104,102
3.50%, 6/1/2041 1,420,000 1,022,801
3.50%, 9/15/2053 12,145,000 8,092,708
3.65%, 9/15/2059 1,290,000 835,791
CCO Holdings LLC ,
5.50%, 5/1/2026(a)(d) 100,000 94,750
4.75%, 3/1/2030(a) 55,000 44,619
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a)(d) 155,000 107,791
6.50%, 10/1/2028(a)(d) 100,000 74,750
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 560,144
5.00%, 5/1/2028(a) 220,000 188,804
6.75%, 5/1/2029(a) 330,000 272,250
5.88%, 11/1/2029 570,000 452,383
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 520,000 430,341
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 200,362
8.75%, 3/15/2032 265,000 307,069
TELUS Corp. ,
3.40%, 5/13/2032(d) 9,000,000 7,483,410
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,574,375
2.65%, 11/20/2040 1,185,000 772,332
3.70%, 3/22/2061 5,420,000 3,679,527
Virgin Media Finance plc ,
5.00%, 7/15/2030(a)(d) 585,000 430,206
36,876,741
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.3%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a)(d) 4,000,000 3,150,000
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,020,494
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,570,473
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,791,599
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,695,705
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(e)(f) 2,457,000 1,941,030
Entergy Texas, Inc. ,
1.75%, 3/15/2031(d) 10,050,000 7,587,131
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,613,970
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 49,446
Series C, 5.35%,
7/15/2047(c) 450,000 379,796
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,629,798
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 1,920,452
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 490,000 382,200
3.88%, 2/15/2032(a)(d) 385,000 300,317
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,482,390
3.30%, 8/1/2040 1,410,000 902,622
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 1,927,303
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 224,567
39,569,293
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(d) 2,886,000 2,536,588
Entertainment 0.4%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a)(d) 695,000 517,775
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 755,366
4.75%, 10/15/2027(a)(d) 385,000 334,251

82 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027 1,476,000 1,370,236
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 3,878,055
6,855,683
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle, Inc. ,
1.05%, 7/15/2026 1,655,000 1,397,976
2.10%, 4/1/2031 1,655,000 1,240,338
EPR Properties ,
4.50%, 6/1/2027 385,000 332,358
4.95%, 4/15/2028 340,000 292,643
3.75%, 8/15/2029 140,000 108,164
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,131,269
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,020,837
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,497,455
5.25%, 3/15/2028(a) 785,000 688,547
5.00%, 7/15/2028(a)(d) 70,000 60,200
4.88%, 9/15/2029(a) 110,000 90,364
5.63%, 7/15/2032(a) 895,000 716,000
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 5,937,771
16,513,922
Food & Staples Retailing 0.3%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,325,377
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,586,049
3.15%, 12/14/2051 2,505,000 1,583,428
5,494,854
Food Products 0.7%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,566,725
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,081,034
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 30,411
4.88%, 10/1/2049(d) 5,265,000 4,339,334
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 34,337
5.63%, 1/15/2028(a)(d) 780,000 711,922
4.63%, 4/15/2030(a)(d) 705,000 578,981
4.50%, 9/15/2031(a) 345,000 277,725
12,620,469
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,237,683
Health Care Providers & Services 1.3%
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,168,652
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 372,289
5.63%, 3/15/2027(a) 125,000 96,212
8.00%, 12/15/2027(a)(d) 479,000 379,009
6.00%, 1/15/2029(a)(d) 135,000 99,223
6.88%, 4/15/2029(a) 850,000 410,582
6.13%, 4/1/2030(a)(d) 885,000 417,366
4.75%, 2/15/2031(a) 220,000 147,950
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 2,809,407
3.25%, 8/15/2029 3,725,000 3,259,695
1.75%, 8/21/2030 4,080,000 3,122,980
DaVita, Inc. ,
4.63%, 6/1/2030(a)(d) 940,000 727,325
HCA, Inc. ,
7.69%, 6/15/2025 85,000 88,017
5.38%, 9/1/2026 690,000 668,474
3.13%, 3/15/2027(a) 1,099,000 972,933
5.63%, 9/1/2028 145,000 138,173
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 1,856,000 1,724,725
6.13%, 10/1/2028(a)(d) 1,370,000 1,200,242
21,803,254
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 337,313
8.13%, 7/1/2027(a)(d) 770,000 735,415
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a) 655,000 617,567
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,575,168
6,265,463
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027 1,515,000 1,500,198
6.63%, 9/15/2029(d) 1,344,000 1,314,069
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 242,125
5.75%, 1/15/2028(a) 465,000 408,112
5.13%, 8/1/2030(a) 180,000 145,297
3,609,801
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,301,075
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 647,528
5.13%, 3/15/2028(a)(d) 590,000 506,731
4.63%, 2/1/2029(a) 792,000 645,369

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp.,
5.00%, 2/1/2031(a) 1,223,000 971,743
7,072,446
Insurance 1.7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 5,291,875
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 3,791,460
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,479,741
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(d)(f) 5,514,000 4,259,940
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,487,332
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,314,966
29,625,314
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052(a) 4,840,000 3,949,838
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,635,780
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 1,883,571
4,519,351
IT Services 0.6%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 3,818,983
Global Payments, Inc. ,
5.40%, 8/15/2032 2,653,000 2,461,907
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,482,893
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 846,561
9,610,344
Media 2.3%
AMC Networks, Inc. ,
4.25%, 2/15/2029 5,799,000 4,287,551
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,143,112
5.75%, 4/1/2048 2,009,000 1,621,484
4.80%, 3/1/2050 1,720,000 1,240,790
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
3.70%, 4/1/2051 2,565,000 1,554,519
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,012,743
3.30%, 2/1/2027(d) 2,740,000 2,547,234
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,145,786
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 412,065
6.50%, 2/1/2029(a) 200,000 176,500
5.75%, 1/15/2030(a) 2,425,000 1,723,605
4.63%, 12/1/2030(a)(d) 445,000 302,600
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,103,845
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a)(d) 531,000 463,855
4.63%, 3/15/2030(a)(d) 120,000 93,496
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,500,265
Radiate Holdco LLC ,
4.50%, 9/15/2026(a)(d) 160,000 131,237
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 355,850
40,816,537
Metals & Mining 0.3%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(a)(d) 2,375,000 2,215,044
ArcelorMittal SA ,
+ 0.00%), 7.00%,
10/15/2039(c)(d)(f) 285,000 267,920
6.75%, 3/1/2041(c)(d) 95,000 86,966
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 189,696
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(a) 405,000 373,706
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029(d) 245,000 227,688
5.40%, 11/14/2034 385,000 342,192
5.45%, 3/15/2043 825,000 688,298
4,391,510
Multiline Retail 0.1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 2,885,000 2,281,891
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,367,426
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,312,723
4,680,149
Oil, Gas & Consumable Fuels 5.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 490,187

84 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Abu Dhabi Crude Oil Pipeline
LLC,
4.60%, 11/2/2047(a) 200,000 178,250
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 699,910
3.25%, 1/31/2032 630,000 483,749
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,363,000 2,257,917
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 570,375
4.30%, 4/15/2032(a) 3,995,000 3,434,661
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 6,855,438
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,332,352
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,964,926
2.90%, 5/15/2025 2,930,000 2,731,043
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,095,103
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,089,510
EQT Corp. ,
5.68%, 10/1/2025 1,196,000 1,188,639
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 103,971
6.25%, 5/15/2026 330,000 286,465
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 627,000 538,248
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 864,238
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,846,943
Korea National Oil Corp. ,
1.75%, 4/18/2025(a)(d) 2,812,000 2,586,045
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 93,968
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 1,932,813
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,596,609
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,665,972
MPLX LP ,
4.90%, 4/15/2058 7,900,000 5,896,550
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,449,468
Parkland Corp. ,
4.50%, 10/1/2029(a)(d) 5,948,000 4,801,943
4.63%, 5/1/2030(a)(d) 3,000,000 2,432,025
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 6,456
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos de Venezuela SA,
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 16,614
Reg. S, 5.38%,
4/12/2027(h) 789,800 15,796
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 91,237
5.95%, 1/28/2031 435,000 293,799
6.70%, 2/16/2032 759,000 532,533
6.75%, 9/21/2047 303,000 168,923
7.69%, 1/23/2050 116,000 71,038
6.95%, 1/28/2060 131,000 72,495
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,113,656
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,616,537
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 813,438
4.25%, 4/16/2039(a) 200,000 171,250
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 1,967,200
6.88%, 3/24/2026(a) 206,000 202,622
Targa Resources Partners LP ,
5.50%, 3/1/2030(d) 6,234,000 5,595,077
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,410,050
Valero Energy Corp. ,
4.00%, 6/1/2052 1,972,000 1,422,845
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 560,000 478,946
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,944,271
2.60%, 3/15/2031 10,000,000 7,841,008
3.50%, 10/15/2051 2,000,000 1,330,831
99,643,940
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 186,344
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,138,275
4,324,619
Pharmaceuticals 0.2%
Organon & Co. ,
5.13%, 4/30/2031(a)(d) 795,000 651,232
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 693,792
Viatris , Inc. ,
4.00%, 6/22/2050 4,135,000 2,475,176
3,820,200

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.2%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(f) 229,000 208,963
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,082,919
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,038,545
3,330,427
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 3,366,548
3.47%, 4/15/2034(a) 9,110,000 6,834,813
3.14%, 11/15/2035(a) 694,000 486,285
3.19%, 11/15/2036(a) 9,155,000 6,261,527
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 817,952
NXP BV ,
3.25%, 11/30/2051 5,000,000 2,987,443
20,754,568
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,696,313
3.60%, 4/1/2050 3,585,000 2,243,143
3.95%, 3/25/2051 1,505,000 998,124
VMware, Inc. ,
2.20%, 8/15/2031(d) 2,540,000 1,848,778
6,786,358
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027(d) 2,545,000 2,430,001
2.38%, 2/8/2041 2,595,000 1,796,115
2.70%, 8/5/2051 2,530,000 1,669,918
2.55%, 8/20/2060(d) 2,035,000 1,218,819
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,305,359
6.02%, 6/15/2026 1,800,000 1,807,250
8.10%, 7/15/2036 1,296,000 1,371,393
8.35%, 7/15/2046 602,000 649,322
3.45%, 12/15/2051(a) 6,699,000 3,808,460
Western Digital Corp. ,
2.85%, 2/1/2029(d) 1,293,000 1,004,842
17,061,479
Tobacco 0.5%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,153,285
4.25%, 8/9/2042 2,457,000 1,680,641
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 3,400,328
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,624,363
8,858,617
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 635,850
Wireless Telecommunication Services 0.9%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 360,311
7.63%, 3/1/2026 315,000 325,815
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,476,965
2.63%, 2/15/2029 215,000 177,513
2.40%, 3/15/2029 2,561,000 2,090,221
3.88%, 4/15/2030 5,240,000 4,647,962
2.55%, 2/15/2031 2,990,000 2,368,950
2.88%, 2/15/2031 550,000 443,212
4.38%, 4/15/2040 2,975,000 2,422,494
15,313,443
Total Corporate Bonds
(cost $1,002,939,507)
805,335,011
Foreign Government Securities 1.2%
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 157,260
Reg. S, 8.00%, 11/26/2029 240,000 180,053
Reg. S, 9.38%, 5/8/2048 1,000,000 675,320
Reg. S, 9.13%, 11/26/2049 200,000 134,404
1,147,037
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 144,842
0.50%, 7/9/2030(c) 1,280,000 255,336
3.88%, 1/9/2038(c) 1,780,588 415,921
+ 0.00%), 3.50%,
7/9/2041(c)(f) 1,840,000 392,213
1,208,312
CHILE 0.0%
†
Republic of Chile,
2.55%, 7/27/2033 200,000 149,717
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 114,231
6.13%, 1/18/2041 290,000 213,099
5.00%, 6/15/2045 1,000,000 605,298
5.20%, 5/15/2049 330,000 203,458
1,136,086
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond,
Reg. S, 6.00%, 7/19/2028 150,000 135,903
Reg. S, 7.45%, 4/30/2044 100,000 83,885
Reg. S, 6.85%, 1/27/2045 320,000 248,675
Reg. S, 6.40%, 6/5/2049 150,000 107,928

86 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 5.88%, 1/30/2060 650,000 428,194
1,004,585
ECUADOR 0.0%
†
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 27,833
5.50%, 7/31/2030(a)(c) 396,900 186,867
Reg. S, + 0.00%), 5.50%,
7/31/2030(c)(f) 310,000 145,953
2.50%, 7/31/2035(a)(c) 750,130 246,869
1.50%, 7/31/2040(a)(c) 476,700 139,435
746,957
EGYPT 0.0%
†
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 221,791
Reg. S, 7.90%, 2/21/2048 430,000 223,738
Reg. S, 8.70%, 3/1/2049 600,000 331,476
777,005
HUNGARY 0.2%
Hungary Government Bond,
5.50%, 6/16/2034(a)(d) 3,990,000 3,364,958
INDONESIA 0.1%
Republic of Indonesia,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,139,726
Reg. S, 7.75%, 1/17/2038 185,000 210,774
Reg. S, 5.25%, 1/17/2042 790,000 713,378
2,063,878
IVORY COAST 0.1%
Republic of Cote d'Ivoire,
Reg. S, + 0.00%), 5.75%,
12/31/2032(c)(f) 1,253,890 1,069,017
Reg. S, 6.13%,
6/15/2033(d) 1,350,000 1,026,000
2,095,017
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 122,000
MEXICO 0.2%
United Mexican States,
4.75%, 4/27/2032(d) 3,615,000 3,243,967
NIGERIA 0.0%
†
Federal Republic of Nigeria,
Reg. S, 7.63%, 11/21/2025 400,000 346,000
Reg. S, 7.88%, 2/16/2032 300,000 192,078
538,078
OMAN 0.0%
†
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047 200,000 156,369
Reg. S, 6.75%, 1/17/2048 549,000 439,526
Reg. S, 7.00%, 1/25/2051 200,000 164,797
760,692
Foreign Government Securities
Principal
Amount ($) Value ($)
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%,
4/16/2030(d) 230,000 215,912
Reg. S, 4.82%, 3/14/2049 1,000,000 925,000
1,140,912
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 650,662
Reg. S, 5.13%, 6/15/2048 290,000 200,825
Reg. S, 4.00%, 2/14/2051 200,000 111,007
962,494
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 248,520
TUNISIA 0.0%
†
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 118,880
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 192,024
8.25%, 1/24/2024(a) 200,000 195,345
387,369
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027 120,000 24,000
Reg. S, 7.75%, 9/1/2029 410,000 85,075
Reg. S, 9.75%, 11/1/2030 1,500,000 327,750
Reg. S, 6.88%, 5/21/2031 300,000 54,000
Reg. S, 7.38%, 9/25/2034 290,000 53,471
0.00%, 8/1/2041(a)(b) 228,000 63,555
607,851
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 38,003
Total Foreign Government Securities
(cost $31,929,911)
21,862,318
Mortgage-Backed Securities 20.4%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 103 103
Pool# G13122
5.00%, 4/1/2023 67 67
Pool# G13225
5.00%, 6/1/2023 1,342 1,348
Pool# J08443
5.00%, 7/1/2023 653 655

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 87
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 448,039 411,990
Pool# Q08997
3.50%, 6/1/2042 277,737 255,392
Pool# Q19480
4.00%, 6/1/2043 751,806 711,385
Pool# V80509
4.00%, 10/1/2043 110,314 104,977
Pool# Q29697
3.50%, 11/1/2044 337,659 310,486
Pool# G07961
3.50%, 3/1/2045 269,751 248,035
Pool# V82196
4.50%, 1/1/2046 144,075 140,773
Pool# G61281
3.50%, 1/1/2048 740,417 677,748
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 10,379,374 9,160,824
Pool# QA7325
3.00%, 2/1/2050 1,292,834 1,134,859
Pool# QA6750
3.00%, 2/1/2050 122,228 107,369
Pool# QA8311
3.00%, 3/1/2050 993,258 875,662
Pool# QB4785
2.50%, 10/1/2050 1,839,220 1,554,212
Pool# QB9401
2.00%, 3/1/2051 2,403,878 1,957,921
Pool# RA5910
3.50%, 9/1/2051 8,099,378 7,306,830
Pool# QE3991
4.00%, 5/1/2052 9,390,445 8,723,566
Pool# RA7557
4.50%, 6/1/2052 18,353,700 17,534,048
Pool# RA7556
4.50%, 6/1/2052 13,902,860 13,281,976
Pool# SD1440
3.50%, 7/1/2052 6,292,804 5,675,805
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 10,689,802 9,431,203
Pool# CA9439
2.50%, 3/1/2036 20,584,594 18,701,203
Pool# CB3424
3.00%, 5/1/2037 8,941,243 8,308,207
Pool# AH9471
4.50%, 4/1/2041 287,840 276,470
Pool# AH4038
4.50%, 4/1/2041 197,263 193,260
Pool# AI3506
4.50%, 6/1/2041 9,925 9,698
Pool# AL2866
3.50%, 11/1/2042 5,591,811 5,122,272
Pool# AQ9328
3.50%, 1/1/2043 94,211 86,333
Pool# AB9046
3.50%, 4/1/2043 580,377 533,047
Pool# AT2021
3.50%, 4/1/2043 397,410 364,232
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9864
3.50%, 7/1/2043 212,300 194,986
Pool# AS0212
3.50%, 8/1/2043 909,930 835,714
Pool# AS0210
3.50%, 8/1/2043 546,801 502,206
Pool# AU3742
3.50%, 8/1/2043 318,330 291,707
Pool# AU6857
4.00%, 9/1/2043 297,783 282,768
Pool# AU4386
4.00%, 10/1/2043 92,967 88,433
Pool# AS1559
4.00%, 1/1/2044 548,666 522,244
Pool# AW2478
4.50%, 6/1/2044 124,156 121,000
Pool# AL6432
4.00%, 1/1/2045 563,420 535,422
Pool# AS5175
3.50%, 6/1/2045 540,744 496,771
Pool# AS6464
3.50%, 1/1/2046 459,407 422,081
Pool# MA3305
3.50%, 3/1/2048 4,697,615 4,293,775
Pool# BO8947
3.00%, 1/1/2050 721,220 633,266
Pool# FM4334
3.00%, 4/1/2050 1,559,438 1,370,635
Pool# FS2253
3.50%, 4/1/2050 7,744,466 7,051,594
Pool# BP9581
2.50%, 8/1/2050 1,403,622 1,188,280
Pool# FM5316
2.00%, 12/1/2050 1,674,850 1,364,375
Pool# FS2008
3.00%, 1/1/2051 13,635,420 11,979,702
Pool# FM7599
3.50%, 1/1/2051 8,949,163 8,155,795
Pool# CA8817
2.00%, 2/1/2051 3,580,815 2,914,194
Pool# BR4515
2.00%, 2/1/2051 2,407,764 1,960,563
Pool# BR4029
2.00%, 2/1/2051 2,195,741 1,789,096
Pool# BR4051
2.00%, 2/1/2051 1,662,027 1,353,713
Pool# BR2667
2.00%, 2/1/2051 1,569,687 1,279,113
Pool# BR7795
2.50%, 4/1/2051 3,183,499 2,686,307
Pool# FM7151
2.00%, 5/1/2051 931,387 757,886
Pool# FM7189
2.50%, 5/1/2051 2,930,023 2,472,984
Pool# FM7738
2.50%, 6/1/2051 2,223,034 1,875,956
Pool# BT0417
2.50%, 6/1/2051 1,404,745 1,184,726
Pool# BT1339
2.50%, 7/1/2051 2,409,446 2,031,487

88 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8178
2.50%, 7/1/2051 1,521,103 1,281,800
Pool# CB1038
2.50%, 7/1/2051 1,411,856 1,190,737
Pool# FM9563
3.00%, 10/1/2051 16,221,624 14,204,155
Pool# FS1380
3.50%, 4/1/2052 8,735,323 7,891,747
Pool# CB3674
3.50%, 5/1/2052 9,678,461 8,721,819
Pool# CB3678
4.00%, 5/1/2052 9,453,357 8,782,178
Pool# MA4644
4.00%, 5/1/2052 9,378,036 8,715,940
Pool# FS1855
4.00%, 5/1/2052 9,102,714 8,471,849
Pool# FS1804
4.00%, 5/1/2052 8,172,861 7,620,421
Pool# FS2074
3.00%, 6/1/2052 5,939,333 5,221,834
Pool# MA4625
3.50%, 6/1/2052 9,614,840 8,668,527
Pool# FS2513
4.00%, 7/1/2052 13,667,890 12,736,822
Pool# FS2323
4.00%, 7/1/2052 6,607,178 6,146,132
Pool# FS2293
4.50%, 7/1/2052 17,989,203 17,244,913
Pool# FS2257
4.50%, 7/1/2052 3,472,543 3,317,464
Pool# CB4037
5.00%, 7/1/2052 9,117,109 8,894,077
Pool# FS2790
5.00%, 9/1/2052 13,695,000 13,388,934
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 488,578 452,077
Pool# MA0783
3.50%, 2/20/2043 596,110 552,961
Pool# MA2892
3.50%, 6/20/2045 30,155 27,921
Pool# MA3663
3.50%, 5/20/2046 351,586 325,103
Pool# MA3803
3.50%, 7/20/2046 165,397 152,829
Pool# MA4262
3.50%, 2/20/2047 14,045 12,979
Pool# MA4510
3.50%, 6/20/2047 534,285 493,285
Pool# MA4586
3.50%, 7/20/2047 363,068 335,164
Pool# MA4837
3.50%, 11/20/2047 629,465 579,582
Pool# MA4962
3.50%, 1/20/2048 370,576 341,322
Pool# MA6542
3.50%, 3/20/2050 412,367 381,339
Pool# MA6994
2.00%, 11/20/2050 11,325,882 9,508,503
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7590
3.00%, 9/20/2051 12,357,320 10,979,865
Pool# MA7705
2.50%, 11/20/2051 16,773,627 14,464,281
Total Mortgage-Backed Securities
(cost $388,288,751)
354,945,295
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,735,884
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,728,400
Total Municipal Bonds
(cost $8,372,939)
6,464,284
Supranational 0.7%
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 182,260
4.70%, 10/22/2031(a) 200,000 161,200
Eastern & Southern African
Trade & Development Bank
(The), 4.88%, 5/23/2024 200,000 187,700
European Investment Bank,
0.63%, 10/21/2027(d) 1,365,000 1,145,764
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,442,744
0.75%, 11/24/2027 5,280,000 4,440,640
0.75%, 8/26/2030 3,450,000 2,671,197
Total Supranational
(cost $14,547,612)
12,231,505
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 2,310,000 2,580,914
FNMA
0.50%, 11/7/2025 2,245,000 1,999,252
5.63%, 7/15/2037 3,060,000 3,452,051
Total U.S. Government Agency Securities
(cost $9,187,974)
8,032,217
U.S. Treasury Obligations 19.4%
U.S. Treasury Bonds
1.88%, 2/15/2041 2,702,000 1,913,882
2.25%, 5/15/2041 20,013,000 15,129,359
1.75%, 8/15/2041 92,247,500 63,070,625

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 89
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.25%, 5/15/2042 9,100 8,076
3.63%, 8/15/2043 1,745,000 1,627,144
3.13%, 8/15/2044 30,177,900 25,786,780
3.13%, 5/15/2048 5,250,000 4,539,609
1.25%, 5/15/2050 9,652,200 5,402,216
1.88%, 2/15/2051 8,220,200 5,442,029
2.38%, 5/15/2051 42,514,400 31,806,086
1.88%, 11/15/2051 1,645,000 1,087,821
2.25%, 2/15/2052 2,978,300 2,163,921
2.88%, 5/15/2052 4,580,100 3,840,843
3.00%, 8/15/2052 530,000 457,373
U.S. Treasury Notes
3.13%, 8/15/2025 807,000 782,223
0.38%, 1/31/2026 930,000 819,199
0.75%, 8/31/2026 21,638,600 18,976,883
0.88%, 9/30/2026 63,781,000 56,109,840
2.50%, 3/31/2027 120,000 112,097
0.50%, 4/30/2027 10,186,500 8,664,494
0.50%, 6/30/2027 6,822,000 5,775,516
2.25%, 8/15/2027 3,499,700 3,216,990
0.63%, 11/30/2027 3,037,000 2,552,859
1.25%, 9/30/2028 48,693,200 41,448,184
1.38%, 10/31/2028 (d) 3,059,100 2,620,549
3.25%, 6/30/2029 1,807,900 1,728,028
1.63%, 8/15/2029 (d) 7,520,600 6,485,636
3.13%, 8/31/2029 4,665,000 4,427,377
1.88%, 2/15/2032 67,200 56,941
2.75%, 8/15/2032 24,152,200 22,084,168
Total U.S. Treasury Obligations
(cost $421,023,292)
338,136,748
Repurchase Agreements 1.9%
Bank of America NA
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $11,774,282,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $12,006,716. ( i ) 11,771,290 11,771,290
Cantor Fitzgerald & Co.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $10,947,931,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$11,164,051. ( i ) 10,945,149 10,945,149
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,238, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$5,101,263. ( i ) 5,000,000 5,000,000
Pershing LLC
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,001,284, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$5,100,000. ( i ) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $32,716,439)
32,716,439
Total Investments
(cost $2,107,198,182) — 101.2%
1,763,463,705
Liabilities in excess of other
assets — (1.2)% (21,095,783)
NET ASSETS — 100.0%
$ 1,742,367,922

90 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $345,395,945 which represents 19.82% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(d) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $58,859,510, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $32,716,439 and by
$28,462,282 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 12/15/2022 –
2/15/2049, a total value of $61,178,721.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2022.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.
( i ) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of September 30,
2022 was $32,716,439.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 91
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 233 12/2022 USD 29,452,656 (1,381,815)
Total long contracts (1,381,815)
Short Contracts
U.S. Treasury 2 Year Note (49) 12/2022 USD (10,064,141) 171,081
U.S. Treasury 5 Year Note (631) 12/2022 USD (67,837,430) (170,013)
U.S. Treasury 10 Year Note (252) 12/2022 USD (28,239,750) 1,147,331
U.S. Treasury 10 Year Ultra Note (332) 12/2022 USD (39,336,812) 1,942,012
U.S. Treasury Ultra Bond (239) 12/2022 USD (32,743,000) 2,746,076
Total short contracts 5,836,487
Net contracts 4,454,672
As of September 30, 2022, the Fund had $3,392,940 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

92 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 150,285,557 $ – $ 150,285,557
Collateralized Mortgage Obligations – 15,405,888 – 15,405,888
Commercial Mortgage-Backed Securities – 18,048,443 – 18,048,443
Corporate Bonds – 805,335,011 – 805,335,011
Foreign Government Securities – 21,862,318 – 21,862,318
Futures Contracts 6,006,500 – – 6,006,500

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2022 (Unaudited) - Statement of Investments - 93
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Mortgage-Backed Securities $ – $ 354,945,295 $ – $ 354,945,295
Municipal Bonds – 6,464,284 – 6,464,284
Repurchase Agreements – 32,716,439 – 32,716,439
Supranational – 12,231,505 – 12,231,505
U.S. Government Agency Securities – 8,032,217 – 8,032,217
U.S. Treasury Obligations – 338,136,748 – 338,136,748
Total Assets $ 6,006,500 $ 1,763,463,705 $ – $ 1,769,470,205
Liabilities:
Futures Contracts $ (1,551,828) $ – $ – $ (1,551,828)
Total Liabilities $ (1,551,828) $ – $ – $ (1,551,828)
Total $ 4,454,672 $ 1,763,463,705 $ – $ 1,767,918,377

94 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 6,006,500
Total $ 6,006,500
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,551,828)
Total $ (1,551,828)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .2%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 186,348 176,332
Series 2013-1, Class A,
4.30%, 8/15/2025 301,554 282,397
Series 2020-1, Class A,
5.88%, 10/15/2027 294,701 284,248
742,977
Automobiles 0 .1%
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 989,281 957,284
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 470,661
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 631,264 625,776
2,053,721
Credit Card 0 .1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,452,340
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 93,947
1,546,287
Electric Utilities 0 .0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 482,887
Total Asset-Backed Securities
(cost $5,010,608)
4,825,872
Commercial Mortgage-Backed Securities 1 .8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,284,926
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 1,477 1,458
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 938,903
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,671,137
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,224,079
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,438,583
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 548,847
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,395,267
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,550,894
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,471,133
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,466,320
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 954,714
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 962,418
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,160,620
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K026, Class A2,
2.51%, 11/25/2022 560,467 559,225
Series K037, Class A2,
3.49%, 1/25/2024 800,000 790,473
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,352,411
Series K115, Class A2,
1.38%, 6/25/2030 960,000 765,954
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,599,471
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,299,969
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.45%, 2/25/2043(a) 123,330 115,652
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,427,106
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 956,264
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,040,820
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,412,427
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,431,365
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,383,490
Total Commercial Mortgage-Backed
Securities
(cost $39,876,142) 35,203,926

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds 24 .4%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 237,489
4.88%, 5/1/2025 300,000 292,713
2.20%, 2/4/2026 550,000 488,091
2.25%, 6/15/2026(b) 500,000 439,432
5.04%, 5/1/2027 500,000 481,681
3.20%, 3/1/2029 500,000 417,475
2.95%, 2/1/2030(b) 85,000 68,334
5.15%, 5/1/2030 800,000 740,038
3.25%, 2/1/2035 100,000 70,625
5.71%, 5/1/2040 350,000 305,712
3.75%, 2/1/2050 200,000 130,246
5.81%, 5/1/2050 500,000 434,496
5.93%, 5/1/2060(b) 160,000 136,865
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 39,416
2.63%, 11/15/2027(b) 300,000 267,754
3.63%, 4/1/2030(b) 200,000 182,967
2.25%, 6/1/2031 30,000 24,454
2.85%, 6/1/2041 50,000 35,785
4.25%, 4/1/2050 200,000 173,417
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 179,359
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024(b) 257,000 253,094
2.90%, 12/15/2029(b) 100,000 84,460
1.80%, 1/15/2031 185,000 138,392
4.85%, 4/27/2035 90,000 81,247
Leidos, Inc. ,
3.63%, 5/15/2025(b) 100,000 95,836
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 121,795
3.90%, 6/15/2032(b) 50,000 46,318
3.60%, 3/1/2035 110,000 93,778
4.07%, 12/15/2042 393,000 332,903
4.70%, 5/15/2046 250,000 228,066
4.15%, 6/15/2053 100,000 83,585
4.30%, 6/15/2062 100,000 83,649
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 476,706
4.75%, 6/1/2043 250,000 220,181
4.03%, 10/15/2047 400,000 317,954
Raytheon Technologies Corp. ,
3.95%, 8/16/2025(b) 200,000 195,171
1.90%, 9/1/2031 50,000 38,167
2.38%, 3/15/2032 185,000 145,288
4.70%, 12/15/2041 50,000 43,441
4.50%, 6/1/2042 700,000 598,624
3.75%, 11/1/2046 100,000 75,261
4.63%, 11/16/2048 400,000 344,912
3.03%, 3/15/2052 195,000 127,216
Textron, Inc. ,
4.30%, 3/1/2024 250,000 248,388
9,620,781
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 85,973
3.90%, 2/1/2035 380,000 312,703
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
FedEx Corp.,
4.55%, 4/1/2046 500,000 395,572
5.25%, 5/15/2050(b) 200,000 175,023
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 92,760
6.20%, 1/15/2038 295,000 319,012
3.40%, 9/1/2049(b) 320,000 241,470
5.30%, 4/1/2050(b) 150,000 149,920
1,772,433
Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 300,000 243,663
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 269,229
2.63%, 2/10/2030 400,000 320,869
833,761
Auto Components 0 .0%
†
Aptiv plc ,
3.25%, 3/1/2032 110,000 87,577
5.40%, 3/15/2049(b) 150,000 122,833
3.10%, 12/1/2051 50,000 27,999
4.15%, 5/1/2052 100,000 67,347
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 129,308
2.65%, 7/1/2027(b) 55,000 47,928
Lear Corp. ,
2.60%, 1/15/2032(b) 50,000 36,985
5.25%, 5/15/2049 150,000 118,793
638,770
Automobiles 0 .1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 400,173
4.20%, 10/1/2027(b) 250,000 228,886
6.80%, 10/1/2027 100,000 101,061
5.40%, 10/15/2029 60,000 55,323
5.60%, 10/15/2032 90,000 80,338
5.15%, 4/1/2038 250,000 201,115
5.20%, 4/1/2045 250,000 190,355
5.40%, 4/1/2048(b) 200,000 156,103
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 100,000 83,864
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 297,734
1,794,952
Banks 4 .8%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 182,870
5.18%, 11/19/2025 200,000 192,966
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 165,455
3.80%, 2/23/2028 600,000 519,936

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 180,224
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(b)(c) 200,000 140,185
Bank of America Corp. ,
4.00%, 4/1/2024 350,000 345,966
(SOFR + 0.74%), 0.81%,
10/24/2024(c) 300,000 285,240
(SOFR + 0.67%), 1.84%,
2/4/2025(c) 85,000 80,779
Series L, 3.95%,
4/21/2025(b) 310,000 298,893
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 278,841
(SOFR + 1.11%), 3.84%,
4/25/2025(c) 280,000 272,388
3.88%, 8/1/2025(b) 250,000 241,996
(SOFR + 0.65%), 1.53%,
12/6/2025(b)(c) 400,000 365,882
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 275,005
4.45%, 3/3/2026 125,000 120,451
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 400,000 377,847
3.50%, 4/19/2026(b) 290,000 272,428
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 443,799
(SOFR + 1.75%), 4.83%,
7/22/2026(c) 235,000 229,758
4.25%, 10/22/2026 435,000 413,261
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 174,511
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 700,000 646,223
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 729,239
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 460,221
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 243,617
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(c) 260,000 243,629
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(c) 250,000 240,208
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 887,899
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 81,263
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 163,949
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 157,812
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 475,837
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 295,879
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 491,863
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 74,733
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 214,152
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 273,613
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(c) 290,000 259,749
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 265,000 245,828
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 216,687
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 205,963
7.75%, 5/14/2038 200,000 221,845
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 700,000 452,099
5.88%, 2/7/2042(b) 250,000 242,901
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 210,908
5.00%, 1/21/2044 350,000 302,404
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 243,009
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 236,146
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 452,569
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 35,695
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 30,666
Bank of Montreal ,
2.15%, 3/8/2024 100,000 96,143
0.63%, 7/9/2024 300,000 277,761
1.85%, 5/1/2025 500,000 460,011
1.25%, 9/15/2026(b) 300,000 256,496
2.65%, 3/8/2027 100,000 89,171
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024 80,000 73,880
1.45%, 1/10/2025 50,000 45,959

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
3.45%, 4/11/2025 90,000 86,202
1.05%, 3/2/2026 250,000 217,880
1.35%, 6/24/2026(b) 300,000 261,359
1.30%, 9/15/2026 200,000 171,542
1.95%, 2/2/2027 50,000 43,497
2.15%, 8/1/2031(b) 300,000 225,933
2.45%, 2/2/2032 50,000 38,025
Barclays plc ,
5.20%, 5/12/2026 500,000 475,286
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 192,144
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 335,008
4.34%, 1/10/2028 200,000 178,196
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(c) 200,000 187,487
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 359,963
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 173,872
5.25%, 8/17/2045(b) 205,000 163,273
4.95%, 1/10/2047 200,000 154,035
Canadian Imperial Bank of
Commerce ,
0.50%, 12/14/2023(b) 200,000 190,170
1.00%, 10/18/2024(b) 200,000 184,668
3.95%, 8/4/2025 60,000 57,954
1.25%, 6/22/2026 200,000 172,936
Citigroup, Inc. ,
3.88%, 10/25/2023 750,000 740,747
3.75%, 6/16/2024(b) 500,000 491,604
3.30%, 4/27/2025(b) 560,000 533,220
(SOFR + 1.37%), 4.14%,
5/24/2025(c) 105,000 102,635
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 133,246
4.60%, 3/9/2026 350,000 341,211
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 84,970
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 374,907
3.40%, 5/1/2026(b) 500,000 466,318
(United States SOFR
Compounded Index
+ 1.55%), 5.61%,
9/29/2026(c) 230,000 228,731
4.30%, 11/20/2026(b) 500,000 473,094
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 242,649
4.45%, 9/29/2027 500,000 462,837
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 460,206
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 356,500
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(c) 70,000 66,521
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b)(c) 700,000 624,842
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 443,695
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 164,333
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 79,785
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 700,000 627,990
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 235,955
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 188,078
6.63%, 6/15/2032(b) 333,000 336,713
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 200,000 157,508
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 75,443
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 35,000 32,200
8.13%, 7/15/2039 350,000 413,674
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 270,810
6.68%, 9/13/2043 150,000 152,742
4.65%, 7/23/2048(b) 200,000 162,704
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 134,060
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 36,886
Comerica, Inc. ,
4.00%, 2/1/2029(b) 250,000 231,975
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025 250,000 230,078
3.38%, 5/21/2025 250,000 240,377
5.25%, 5/24/2041 175,000 172,391
5.25%, 8/4/2045 250,000 212,441
Discover Bank ,
2.45%, 9/12/2024 300,000 283,751
2.70%, 2/6/2030 310,000 243,358
Fifth Third Bancorp ,
3.65%, 1/25/2024(b) 500,000 490,683
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 37,541

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 56,036
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 35,449
Fifth Third Bank NA ,
3.95%, 7/28/2025(b) 200,000 195,417
3.85%, 3/15/2026 300,000 283,366
2.25%, 2/1/2027 295,000 262,135
HSBC Holdings plc ,
4.25%, 3/14/2024(b) 500,000 489,429
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 184,922
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 1,200,000 1,067,117
(SOFR + 1.10%), 2.25%,
11/22/2027(b)(c) 200,000 168,038
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 200,000 183,776
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 154,753
4.95%, 3/31/2030(b) 200,000 183,759
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 161,647
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 164,155
6.50%, 5/2/2036 400,000 378,580
6.50%, 9/15/2037 600,000 564,515
6.80%, 6/1/2038 200,000 191,254
5.25%, 3/14/2044(b) 250,000 202,571
HSBC USA, Inc. ,
3.75%, 5/24/2024(b) 200,000 196,024
3.50%, 6/23/2024(b) 500,000 487,352
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(b)(c) 30,000 28,327
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 176,799
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 240,626
ING Groep NV ,
4.10%, 10/2/2023 500,000 493,755
4.55%, 10/2/2028(b) 200,000 182,539
JPMorgan Chase & Co. ,
3.88%, 9/10/2024 1,000,000 977,945
3.13%, 1/23/2025 500,000 479,382
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 175,896
3.85%, 6/14/2025 200,000 194,519
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(b)(c) 400,000 369,991
(SOFR + 0.49%), 0.77%,
8/9/2025(b)(c) 500,000 458,369
(SOFR + 1.16%), 2.30%,
10/15/2025(b)(c) 250,000 234,443
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 183,396
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 83,725
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 274,739
3.30%, 4/1/2026(b) 500,000 469,250
(SOFR + 1.32%), 4.08%,
4/26/2026(b)(c) 355,000 341,798
2.95%, 10/1/2026(b) 1,000,000 916,529
8.00%, 4/29/2027 290,000 317,526
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 169,121
4.25%, 10/1/2027 500,000 468,650
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 85,000 75,159
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 337,358
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 452,705
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 180,000 172,831
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 540,966
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 405,354
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 184,306
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 400,000 316,184
(SOFR + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 58,136
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 386,996
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 102,191
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 31,493
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(c) 90,000 82,994
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 270,000 255,324
5.60%, 7/15/2041 400,000 379,303
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 300,000 187,286
5.40%, 1/6/2042 500,000 462,276
4.85%, 2/1/2044 500,000 428,215

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 591,857
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 187,269
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 378,793
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 131,845
KeyBank NA ,
6.95%, 2/1/2028 225,000 231,852
KeyCorp ,
2.25%, 4/6/2027 50,000 43,402
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(c) 105,000 96,250
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 475,735
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024 2,500,000 2,441,297
0.63%, 1/22/2026 850,000 753,508
2.88%, 4/3/2028(b) 1,000,000 935,060
0.00%, 6/29/2037(b)(d) 750,000 407,218
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 909,425
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 199,443
4.58%, 12/10/2025 350,000 330,186
4.65%, 3/24/2026 500,000 470,440
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 179,776
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 438,497
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 185,242
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(b)(c) 40,000 38,525
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
4.79%, 7/18/2025(c) 240,000 236,848
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 184,019
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 182,114
3.85%, 3/1/2026 750,000 711,456
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 170,380
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 169,498
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 172,783
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 287,915
3.74%, 3/7/2029 600,000 536,512
3.20%, 7/18/2029 500,000 421,910
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 154,981
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 280,297
Mizuho Financial Group, Inc. ,
(SOFR + 1.36%), 2.55%,
9/13/2025(b)(c) 455,000 427,432
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(c) 200,000 170,089
3.17%, 9/11/2027(b) 250,000 220,610
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 302,477
2.56%, 9/13/2031 200,000 146,873
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 750,000 685,332
National Bank of Canada ,
0.75%, 8/6/2024 250,000 230,687
NatWest Group plc ,
4.80%, 4/5/2026 500,000 479,450
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 167,911

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NatWest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 171,868
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 455,580
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 935,440
PNC Bank NA ,
2.95%, 2/23/2025 500,000 477,502
3.88%, 4/10/2025 500,000 484,144
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 86,956
2.55%, 1/22/2030 500,000 411,685
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 157,223
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 370,466
1.80%, 8/12/2028(b) 200,000 164,362
Royal Bank of Canada ,
2.55%, 7/16/2024(b) 350,000 335,620
3.97%, 7/26/2024(b) 90,000 88,405
0.65%, 7/29/2024(b) 400,000 371,524
0.75%, 10/7/2024(b) 300,000 275,410
2.25%, 11/1/2024(b) 500,000 473,168
3.38%, 4/14/2025 40,000 38,490
1.20%, 4/27/2026 100,000 87,054
1.15%, 7/14/2026(b) 200,000 172,428
1.40%, 11/2/2026(b) 300,000 256,756
2.05%, 1/21/2027(b) 200,000 175,430
3.63%, 5/4/2027(b) 40,000 37,214
4.24%, 8/3/2027(b) 90,000 85,855
2.30%, 11/3/2031(b) 200,000 153,777
3.88%, 5/4/2032(b) 40,000 35,234
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024(b) 500,000 484,540
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 40,000 39,095
3.24%, 10/5/2026(b) 300,000 268,450
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 104,240
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 433,508
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 200,000 166,455
Santander UK plc ,
4.00%, 3/13/2024 500,000 492,411
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 472,529
3.78%, 3/9/2026(b) 450,000 427,132
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
2.63%, 7/14/2026(b) 750,000 675,685
1.40%, 9/17/2026 200,000 170,612
3.35%, 10/18/2027(b) 500,000 447,497
1.90%, 9/17/2028(b) 200,000 161,065
3.20%, 9/17/2029 500,000 417,754
2.93%, 9/17/2041(b) 300,000 198,956
SVB Financial Group ,
1.80%, 10/28/2026(b) 300,000 257,815
(United States SOFR
Compounded Index
+ 1.71%), 4.34%,
4/29/2028(c) 140,000 130,128
(United States SOFR
Compounded Index
+ 1.97%), 4.57%,
4/29/2033(b)(c) 140,000 122,683
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024(b) 250,000 234,966
2.35%, 3/8/2024(b) 100,000 96,479
3.25%, 3/11/2024(b) 500,000 487,672
0.70%, 9/10/2024 100,000 92,102
4.29%, 9/13/2024(b) 90,000 88,643
1.25%, 12/13/2024(b) 200,000 184,525
1.45%, 1/10/2025(b) 100,000 92,578
3.77%, 6/6/2025(b) 100,000 96,623
0.75%, 1/6/2026(b) 200,000 173,532
1.20%, 6/3/2026(b) 200,000 173,533
1.25%, 9/10/2026 100,000 85,625
1.95%, 1/12/2027(b) 100,000 87,002
2.80%, 3/10/2027(b) 100,000 90,101
4.11%, 6/8/2027 100,000 94,286
4.69%, 9/15/2027 90,000 87,002
2.00%, 9/10/2031(b) 100,000 74,635
2.45%, 1/12/2032 100,000 77,053
3.20%, 3/10/2032(b) 100,000 81,949
4.46%, 6/8/2032(b) 55,000 50,221
Truist Bank ,
2.15%, 12/6/2024 400,000 376,383
3.63%, 9/16/2025 250,000 238,361
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 232,932
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 240,530
4.00%, 5/1/2025(b) 1,000,000 973,178
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 87,529
1.13%, 8/3/2027(b) 300,000 245,603
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 61,071
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 245,428
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 90,000 81,352

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 88,080
3.90%, 4/26/2028(b) 500,000 471,143
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 105,000 101,184
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 80,330
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 115,000 107,389
US Bank NA ,
2.80%, 1/27/2025 1,000,000 956,855
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,476,601
3.00%, 2/19/2025(b) 825,000 784,166
3.00%, 4/22/2026 500,000 458,160
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 764,774
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 365,309
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 67,718
4.30%, 7/22/2027 200,000 186,988
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 181,143
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 119,216
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 410,819
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 162,194
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 161,338
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 411,808
5.38%, 11/2/2043 250,000 216,454
5.61%, 1/15/2044 388,000 348,897
4.65%, 11/4/2044 300,000 238,369
4.90%, 11/17/2045 300,000 245,345
4.40%, 6/14/2046 350,000 266,805
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 431,587
(SOFR + 2.13%), 4.61%,
4/25/2053(c) 300,000 243,732
Westpac Banking Corp. ,
1.15%, 6/3/2026 200,000 174,771
3.40%, 1/25/2028(b) 300,000 276,056
1.95%, 11/20/2028 200,000 166,254
2.65%, 1/16/2030 120,000 101,440
2.15%, 6/3/2031(b) 300,000 239,082
4.32%, 11/23/2031 300,000 273,566
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 425,498
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 62,185
3.13%, 11/18/2041 65,000 41,573
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 205,347
93,690,654
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 240,142
4.70%, 2/1/2036 150,000 135,186
4.90%, 2/1/2046 770,000 669,192
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 124,399
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 237,489
4.60%, 4/15/2048 500,000 414,068
4.44%, 10/6/2048 581,000 471,321
5.55%, 1/23/2049 650,000 611,319
4.50%, 6/1/2050 500,000 412,015
5.80%, 1/23/2059 150,000 143,208
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 476,205
2.90%, 5/25/2027(b) 500,000 463,821
3.45%, 3/25/2030 200,000 181,801
2.00%, 3/5/2031 95,000 76,573
2.25%, 1/5/2032(b) 300,000 243,772
2.88%, 5/5/2041 300,000 221,782
2.60%, 6/1/2050 400,000 257,356
3.00%, 3/5/2051 135,000 94,235
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 129,342
Constellation Brands, Inc. ,
3.60%, 5/9/2024 40,000 39,131
3.50%, 5/9/2027(b) 500,000 462,053
2.88%, 5/1/2030 500,000 414,724
2.25%, 8/1/2031 405,000 311,112
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 175,624
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 291,817
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 137,222
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 50,000 45,410
4.05%, 4/15/2032(b) 50,000 43,851
4.50%, 4/15/2052 250,000 197,103
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 173,534
5.00%, 5/1/2042 250,000 210,775
PepsiCo, Inc. ,
0.40%, 10/7/2023(b) 35,000 33,678
2.25%, 3/19/2025 300,000 283,789
3.60%, 2/18/2028 25,000 23,619

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
2.75%, 3/19/2030 700,000 606,804
1.63%, 5/1/2030 130,000 104,198
1.40%, 2/25/2031(b) 200,000 153,815
1.95%, 10/21/2031(b) 100,000 79,539
3.90%, 7/18/2032 35,000 32,354
2.63%, 10/21/2041(b) 50,000 35,200
4.45%, 4/14/2046(b) 300,000 276,208
3.63%, 3/19/2050 200,000 163,231
2.75%, 10/21/2051 50,000 33,961
4.20%, 7/18/2052 25,000 22,115
9,954,093
Biotechnology 0 .4%
AbbVie, Inc. ,
3.85%, 6/15/2024 325,000 319,062
2.60%, 11/21/2024 400,000 380,650
3.80%, 3/15/2025 250,000 242,126
3.60%, 5/14/2025 500,000 479,935
3.20%, 5/14/2026(b) 120,000 112,173
4.55%, 3/15/2035 195,000 174,933
4.50%, 5/14/2035 500,000 444,823
4.05%, 11/21/2039 380,000 305,678
4.40%, 11/6/2042 625,000 519,033
4.75%, 3/15/2045 168,000 144,221
4.25%, 11/21/2049 675,000 541,868
Amgen, Inc. ,
1.65%, 8/15/2028 200,000 164,923
4.05%, 8/18/2029 120,000 110,423
2.00%, 1/15/2032(b) 200,000 152,069
3.35%, 2/22/2032 55,000 46,923
4.20%, 3/1/2033 120,000 108,677
2.80%, 8/15/2041(b) 200,000 136,510
4.56%, 6/15/2048(b) 524,000 436,934
4.66%, 6/15/2051 618,000 519,271
3.00%, 1/15/2052 200,000 125,023
4.20%, 2/22/2052 25,000 19,597
4.88%, 3/1/2053 55,000 48,384
4.40%, 2/22/2062 165,000 128,910
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 58,211
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 157,494
3.15%, 5/1/2050 230,000 148,183
3.25%, 2/15/2051 130,000 84,090
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 984,306
3.65%, 3/1/2026 145,000 137,826
1.20%, 10/1/2027 60,000 49,438
1.65%, 10/1/2030(b) 115,000 88,181
5.65%, 12/1/2041 200,000 195,026
4.50%, 2/1/2045 500,000 413,663
4.75%, 3/1/2046 200,000 174,063
2.80%, 10/1/2050 95,000 58,669
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 39,277
8,250,573
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 211,905
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 74,414
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 27,479
2.72%, 2/15/2030(b) 50,000 41,272
3.58%, 4/5/2050 350,000 242,297
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 206,618
4.00%, 3/25/2032(b) 100,000 82,982
4.50%, 3/25/2052 30,000 20,622
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 175,515
1.75%, 9/15/2030(b) 100,000 77,348
2.00%, 9/16/2031(b) 100,000 75,485
4.90%, 12/1/2032 65,000 61,476
4.63%, 7/2/2044(e) 250,000 207,943
Masco Corp. ,
2.00%, 2/15/2031 250,000 187,243
3.13%, 2/15/2051 60,000 36,159
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 146,717
1,875,475
Capital Markets 1 .7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032(b) 50,000 47,050
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 83,539
2.88%, 6/15/2028(b) 250,000 196,766
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 40,945
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 730,219
2.10%, 10/24/2024 250,000 236,874
Series J, 0.85%, 10/25/2024 100,000 92,346
Series G, 3.00%,
2/24/2025(b) 205,000 197,358
3.35%, 4/25/2025(b) 90,000 86,925
(SOFR + 0.57%), 3.43%,
6/13/2025(c) 40,000 38,972
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,426
1.05%, 10/15/2026 100,000 86,079
2.05%, 1/26/2027(b) 200,000 177,421
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 37,530
Series J, 1.90%, 1/25/2029 200,000 164,640
3.85%, 4/26/2029(b) 90,000 82,068
1.80%, 7/28/2031 100,000 76,342
2.50%, 1/26/2032(b) 100,000 79,149
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 36,601

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(b) 100,000 94,643
3.25%, 3/15/2027 200,000 165,570
4.00%, 1/15/2029 200,000 160,210
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(b) 200,000 151,699
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 37,393
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 126,265
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 478,809
3.90%, 1/25/2028(b) 40,000 36,015
4.85%, 3/29/2029 300,000 280,482
3.50%, 3/30/2051 35,000 22,081
3.63%, 2/15/2052 15,000 9,830
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 227,684
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 148,477
1.15%, 5/13/2026 400,000 349,914
2.45%, 3/3/2027 40,000 35,896
1.65%, 3/11/2031 200,000 150,824
2.30%, 5/13/2031 300,000 239,357
1.95%, 12/1/2031(b) 100,000 76,151
2.90%, 3/3/2032 100,000 82,369
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 29,743
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 479,104
2.65%, 3/15/2032 50,000 41,104
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 238,585
2.95%, 4/9/2025(b) 400,000 367,884
5.00%, 7/9/2027 250,000 230,530
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 363,306
4.55%, 4/17/2026 750,000 690,013
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032(b) 55,000 55,055
Deutsche Bank AG ,
Series E, 0.96%,
11/8/2023(b) 150,000 142,720
3.70%, 5/30/2024(b) 470,000 456,964
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 186,711
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 131,608
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 137,898
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 114,368
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 107,498
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 27,148
3.45%, 3/1/2032 25,000 20,372
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 80,746
3.25%, 7/15/2027(b) 50,000 41,182
3.13%, 10/12/2028(b) 150,000 116,481
Goldman Sachs Group, Inc.
(The) ,
3.00%, 3/15/2024(b) 85,000 82,593
3.85%, 7/8/2024 385,000 376,254
(SOFR + 0.49%), 0.92%,
10/21/2024(c) 200,000 189,830
(SOFR + 0.73%), 1.76%,
1/24/2025(c) 100,000 95,014
3.50%, 4/1/2025 670,000 639,986
3.75%, 5/22/2025 500,000 478,760
4.25%, 10/21/2025 500,000 482,607
3.85%, 1/26/2027 800,000 743,334
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 214,928
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 61,921
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 422,421
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 205,239
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 82,426
(SOFR + 1.85%), 3.62%,
3/15/2028(b)(c) 75,000 68,254
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 187,699
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 302,300
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 211,116
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 126,467
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 95,000 75,454
6.45%, 5/1/2036 400,000 391,348
6.75%, 10/1/2037 500,000 498,342
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 394,910
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 414,283
6.25%, 2/1/2041 350,000 347,596
3.21%, 4/22/2042 200,000 135,503
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 192,884
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 24,236
4.80%, 7/8/2044 300,000 248,479
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 80,186
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025(b) 45,000 43,513
3.75%, 12/1/2025 160,000 154,507

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.00%, 9/15/2027(b) 180,000 170,634
4.35%, 6/15/2029(b) 150,000 141,966
2.10%, 6/15/2030(b) 165,000 131,178
1.85%, 9/15/2032 500,000 365,144
4.60%, 3/15/2033 110,000 102,474
4.25%, 9/21/2048 250,000 203,095
3.00%, 6/15/2050 75,000 48,774
4.95%, 6/15/2052 120,000 105,928
5.20%, 6/15/2062 110,000 98,786
Jefferies Group LLC ,
4.85%, 1/15/2027(b) 500,000 477,963
2.63%, 10/15/2031 50,000 36,273
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 491,920
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 84,191
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 271,210
2.00%, 8/19/2031 60,000 45,673
2.75%, 8/19/2041 75,000 49,861
3.25%, 5/20/2050 35,000 23,718
3.10%, 11/29/2061 95,000 57,885
Morgan Stanley ,
Series F, 3.88%, 4/29/2024 625,000 613,570
(SOFR + 0.51%), 0.79%,
1/22/2025(c) 100,000 93,676
(SOFR + 1.16%), 3.62%,
4/17/2025(c) 140,000 135,963
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 340,549
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 546,829
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 279,505
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 587,057
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 77,898
3.13%, 7/27/2026(b) 500,000 460,407
4.35%, 9/8/2026 500,000 476,212
3.63%, 1/20/2027 750,000 697,667
3.95%, 4/23/2027(b) 500,000 464,642
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 408,809
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 170,430
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 80,000 74,857
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 539,605
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 459,631
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 362,976
7.25%, 4/1/2032 324,000 351,851
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 365,022
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 375,609
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 210,162
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 55,339
(SOFR + 2.08%), 4.89%,
7/20/2033(b)(c) 45,000 41,695
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 322,483
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 71,885
4.30%, 1/27/2045 300,000 237,462
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 95,718
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 123,758
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 297,849
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 257,864
2.17%, 7/14/2028 200,000 159,843
5.61%, 7/6/2029 200,000 190,329
3.10%, 1/16/2030(b) 200,000 162,073
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 62,678
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 84,204
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 175,156
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027 50,000 40,551
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 82,172
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 220,294
S&P Global, Inc. ,
2.45%, 3/1/2027(f) 30,000 26,891
2.70%, 3/1/2029(b)(f) 100,000 86,475
2.50%, 12/1/2029 80,000 66,846
1.25%, 8/15/2030(b) 110,000 82,360
2.90%, 3/1/2032(f) 25,000 20,857
3.25%, 12/1/2049 65,000 45,612
2.30%, 8/15/2060 40,000 21,060
State Street Corp. ,
3.70%, 11/20/2023 500,000 495,254
3.30%, 12/16/2024 310,000 301,393
2.65%, 5/19/2026 300,000 280,127
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 174,520
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(c) 40,000 35,068
2.40%, 1/24/2030(b) 200,000 166,821

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 1.00%), 2.62%,
2/7/2033(b)(c) 20,000 15,833
32,920,399
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 22,719
1.85%, 5/15/2027(b) 105,000 92,470
2.05%, 5/15/2030 145,000 118,577
2.70%, 5/15/2040 65,000 46,716
2.80%, 5/15/2050 40,000 26,604
Cabot Corp. ,
5.00%, 6/30/2032 30,000 26,930
Celanese US Holdings LLC ,
5.90%, 7/5/2024(b) 100,000 98,614
6.05%, 3/15/2025 100,000 97,685
1.40%, 8/5/2026 100,000 81,536
6.17%, 7/15/2027 100,000 94,640
6.33%, 7/15/2029 165,000 153,784
6.38%, 7/15/2032(b) 70,000 65,049
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 269,678
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 206,000 261,744
4.80%, 5/15/2049 350,000 287,461
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 300,000 269,946
Eastman Chemical Co. ,
4.65%, 10/15/2044(b) 200,000 155,986
Ecolab, Inc. ,
1.30%, 1/30/2031 200,000 150,281
2.13%, 2/1/2032 100,000 78,953
2.13%, 8/15/2050(b) 200,000 112,236
2.70%, 12/15/2051 75,000 47,755
2.75%, 8/18/2055 65,000 40,201
FMC Corp. ,
3.45%, 10/1/2029 60,000 51,523
4.50%, 10/1/2049 85,000 64,173
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 58,376
Linde, Inc. ,
3.20%, 1/30/2026 250,000 238,372
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 160,666
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 105,004
4.20%, 5/1/2050 200,000 143,596
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 187,548
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 247,953
4.05%, 11/15/2027 250,000 232,640
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 142,945
5.88%, 12/1/2036 125,000 126,677
5.25%, 1/15/2045 334,000 297,148
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 95,999
2.80%, 8/15/2029 300,000 256,513
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 34,633
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 387,915
2.95%, 8/15/2029(b) 200,000 171,080
2.20%, 3/15/2032 200,000 151,273
4.50%, 6/1/2047 150,000 121,595
2.90%, 3/15/2052 80,000 48,079
Westlake Corp. ,
2.88%, 8/15/2041(b) 100,000 63,352
4.38%, 11/15/2047 200,000 151,629
6,138,254
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 28,964
4.00%, 5/1/2032 40,000 36,706
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 15,437
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 477,927
1.45%, 2/15/2031 165,000 123,192
2.38%, 3/15/2033(b) 200,000 153,433
6.20%, 3/1/2040 70,000 71,618
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 94,115
2.20%, 1/15/2032(b) 100,000 77,369
3.20%, 6/1/2032 50,000 41,861
4.20%, 1/15/2033 100,000 90,596
2.95%, 1/15/2052 70,000 45,288
Waste Management, Inc. ,
2.00%, 6/1/2029(b) 35,000 28,870
2.95%, 6/1/2041 85,000 61,079
4.15%, 7/15/2049(b) 125,000 106,061
1,452,516
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 389,735
5.90%, 2/15/2039 300,000 310,298
Motorola Solutions, Inc. ,
4.00%, 9/1/2024(b) 54,000 52,930
2.30%, 11/15/2030 300,000 225,419
5.60%, 6/1/2032(b) 100,000 95,599
1,073,981
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 79,924
2.35%, 1/15/2032 50,000 36,785
3.05%, 10/1/2041 55,000 34,953
151,662
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 47,414

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 401,605
2.40%, 7/15/2031 25,000 19,299
3.20%, 7/15/2051 50,000 31,301
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 202,549
702,168
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
1.15%, 10/29/2023 200,000 189,986
1.65%, 10/29/2024 150,000 137,038
4.45%, 4/3/2026(b) 200,000 186,580
2.45%, 10/29/2026 180,000 151,849
3.88%, 1/23/2028 500,000 431,551
3.00%, 10/29/2028 300,000 240,590
3.30%, 1/30/2032 300,000 225,620
3.40%, 10/29/2033 150,000 108,831
3.85%, 10/29/2041(b) 150,000 99,638
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 586,190
4.63%, 3/30/2025 100,000 97,743
4.75%, 6/9/2027(b) 40,000 36,903
2.20%, 11/2/2028(b) 165,000 127,474
8.00%, 11/1/2031 150,000 157,254
American Express Co. ,
3.38%, 5/3/2024 25,000 24,377
2.50%, 7/30/2024 400,000 383,105
3.00%, 10/30/2024(b) 500,000 482,433
3.63%, 12/5/2024 500,000 486,013
2.25%, 3/4/2025 35,000 32,802
3.95%, 8/1/2025(b) 130,000 125,912
4.20%, 11/6/2025(b) 200,000 195,143
1.65%, 11/4/2026(b) 200,000 174,388
2.55%, 3/4/2027 60,000 53,443
4.05%, 5/3/2029 60,000 55,221
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 23,219
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 118,232
American Honda Finance
Corp. ,
0.75%, 8/9/2024(b) 50,000 46,469
2.15%, 9/10/2024 500,000 475,661
1.50%, 1/13/2025 50,000 46,415
1.30%, 9/9/2026(b) 115,000 100,153
2.35%, 1/8/2027 100,000 89,607
2.25%, 1/12/2029 50,000 42,016
Capital One Financial Corp. ,
3.75%, 4/24/2024 700,000 685,146
(SOFR + 1.29%), 2.64%,
3/3/2026(c) 290,000 269,454
(SOFR + 2.16%), 4.98%,
7/24/2026(c) 60,000 58,659
3.75%, 7/28/2026 250,000 231,134
3.65%, 5/11/2027(b) 300,000 275,288
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 79,433
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 55,872
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 70,827
Caterpillar Financial Services
Corp. ,
0.95%, 1/10/2024(b) 200,000 191,545
0.45%, 5/17/2024 300,000 280,596
3.30%, 6/9/2024(b) 250,000 244,582
2.15%, 11/8/2024(b) 500,000 475,519
3.25%, 12/1/2024 500,000 485,208
3.65%, 8/12/2025 100,000 97,191
1.15%, 9/14/2026(b) 100,000 87,143
1.70%, 1/8/2027(b) 200,000 176,542
3.60%, 8/12/2027 100,000 94,415
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 229,856
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 65,000 59,665
5.25%, 3/1/2026 1,055,000 1,026,647
1.50%, 6/10/2026(b) 200,000 169,974
2.35%, 2/26/2027(b) 50,000 42,425
5.00%, 4/9/2027 200,000 189,582
2.40%, 10/15/2028(b) 195,000 154,113
3.60%, 6/21/2030(b) 200,000 162,004
2.70%, 6/10/2031(b) 145,000 106,442
John Deere Capital Corp. ,
0.45%, 1/17/2024(b) 250,000 237,038
0.63%, 9/10/2024(b) 65,000 60,374
1.25%, 1/10/2025(b) 200,000 185,600
3.40%, 6/6/2025 30,000 28,994
4.05%, 9/8/2025 55,000 54,109
0.70%, 1/15/2026(b) 200,000 175,447
1.05%, 6/17/2026(b) 100,000 87,374
2.25%, 9/14/2026 250,000 229,422
1.30%, 10/13/2026 55,000 47,972
1.70%, 1/11/2027 200,000 176,127
4.15%, 9/15/2027 60,000 58,226
1.50%, 3/6/2028(b) 250,000 210,617
3.35%, 4/18/2029 40,000 36,107
1.45%, 1/15/2031(b) 200,000 152,914
2.00%, 6/17/2031(b) 300,000 237,142
4.35%, 9/15/2032 60,000 57,021
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 55,610
3.55%, 8/11/2025 30,000 29,125
4.95%, 10/3/2025 80,000 80,263
2.00%, 2/4/2027(b) 100,000 89,666
Synchrony Financial ,
4.25%, 8/15/2024 350,000 341,267
4.88%, 6/13/2025(b) 30,000 28,941
4.50%, 7/23/2025 275,000 262,279
2.88%, 10/28/2031(b) 180,000 127,926
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 93,176
0.63%, 9/13/2024(b) 100,000 92,487
4.40%, 9/20/2024 90,000 89,431
1.45%, 1/13/2025 200,000 185,435

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp.,
1.80%, 2/13/2025(b) 500,000 466,370
3.95%, 6/30/2025 75,000 73,205
3.65%, 8/18/2025 75,000 72,620
1.13%, 6/18/2026(b) 500,000 437,373
3.20%, 1/11/2027(b) 200,000 186,138
1.90%, 1/13/2027(b) 100,000 88,143
3.05%, 3/22/2027(b) 100,000 92,087
4.55%, 9/20/2027 90,000 87,894
4.45%, 6/29/2029 90,000 86,832
2.15%, 2/13/2030(b) 500,000 410,572
1.90%, 9/12/2031 100,000 77,360
17,319,802
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025(b) 50,000 48,268
2.63%, 6/19/2030 50,000 40,171
2.69%, 5/25/2031 75,000 58,654
Avery Dennison Corp. ,
2.25%, 2/15/2032(b) 100,000 73,771
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 216,088
International Paper Co. ,
6.00%, 11/15/2041 350,000 333,822
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 42,231
4.05%, 12/15/2049 100,000 74,853
3.05%, 10/1/2051 40,000 25,313
Sonoco Products Co. ,
1.80%, 2/1/2025 200,000 185,288
2.25%, 2/1/2027 165,000 146,131
3.13%, 5/1/2030(b) 50,000 41,588
2.85%, 2/1/2032(b) 200,000 158,467
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 239,001
1,683,646
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 27,347
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 62,457
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 71,961
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 59,475
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 23,099
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050(b) 150,000 95,331
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 100,204
4.68%, 7/1/2114(b) 75,000 63,683
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 18,614
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 57,327
3.30%, 7/15/2056 200,000 149,313
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,300
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 56,863
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 30,294
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 139,489
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 39,486
1,008,243
Diversified Financial Services 0 .3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 222,463
Block Financial LLC ,
2.50%, 7/15/2028 105,000 86,722
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(f) 50,000 47,497
3.65%, 4/5/2027(f) 50,000 45,663
3.85%, 4/5/2029(f) 50,000 44,067
3.90%, 4/5/2032(b)(f) 50,000 42,203
4.35%, 4/5/2042(f) 50,000 38,468
4.40%, 4/5/2052(b)(f) 50,000 38,003
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 141,599
4.35%, 4/20/2028 650,000 608,890
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 150,478
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 78,543
1.88%, 2/7/2025 50,000 46,797
3.45%, 6/15/2025(b) 20,000 19,295
3.70%, 3/15/2029 500,000 457,525
2.40%, 3/15/2030 185,000 152,351
Series C, 8.00%, 3/1/2032 159,000 185,986
2.75%, 4/15/2032 50,000 40,610
4.15%, 12/15/2032 30,000 27,450

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
ORIX Corp. ,
5.00%, 9/13/2027 40,000 38,864
4.00%, 4/13/2032 50,000 43,951
5.20%, 9/13/2032 40,000 38,043
Shell International Finance
BV ,
2.88%, 5/10/2026 500,000 465,746
2.38%, 11/7/2029(b) 150,000 125,713
4.13%, 5/11/2035 500,000 438,173
6.38%, 12/15/2038 250,000 264,667
2.88%, 11/26/2041 50,000 35,016
4.55%, 8/12/2043 200,000 173,255
3.75%, 9/12/2046 500,000 380,437
3.00%, 11/26/2051 100,000 66,292
Synchrony Bank ,
5.63%, 8/23/2027 250,000 239,335
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 234,705
5,018,807
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026(b) 300,000 266,787
2.30%, 6/1/2027(b) 300,000 262,205
1.65%, 2/1/2028(b) 200,000 164,360
4.35%, 3/1/2029 500,000 467,455
4.30%, 2/15/2030(b) 300,000 274,102
2.25%, 2/1/2032(b) 300,000 226,853
2.55%, 12/1/2033(b) 360,000 266,524
4.50%, 5/15/2035 310,000 268,483
4.85%, 3/1/2039 500,000 432,836
4.65%, 6/1/2044 250,000 203,706
3.50%, 9/15/2053 1,140,000 759,628
3.55%, 9/15/2055 975,000 640,415
3.80%, 12/1/2057 1,114,000 752,557
3.65%, 9/15/2059 379,000 245,554
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 176,160
3.65%, 8/15/2052 50,000 35,289
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 288,838
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 422,761
Orange SA ,
9.00%, 3/1/2031(e) 100,000 119,974
5.38%, 1/13/2042 250,000 233,891
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 190,191
5.52%, 3/1/2049 350,000 277,864
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 181,389
3.40%, 5/13/2032 60,000 49,889
4.30%, 6/15/2049 100,000 79,916
Verizon Communications, Inc. ,
0.75%, 3/22/2024(b) 55,000 51,986
3.38%, 2/15/2025 498,000 482,105
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
0.85%, 11/20/2025 250,000 219,130
1.45%, 3/20/2026(b) 105,000 92,710
4.13%, 3/16/2027(b) 300,000 286,506
2.10%, 3/22/2028(b) 125,000 105,527
4.33%, 9/21/2028(b) 283,000 266,281
3.88%, 2/8/2029 110,000 100,417
3.15%, 3/22/2030 200,000 170,117
1.75%, 1/20/2031 500,000 374,982
2.55%, 3/21/2031 815,000 650,719
2.36%, 3/15/2032 840,000 644,134
4.81%, 3/15/2039 385,000 338,867
3.40%, 3/22/2041 530,000 386,979
2.85%, 9/3/2041 110,000 73,343
2.88%, 11/20/2050 700,000 428,056
3.55%, 3/22/2051(b) 270,000 189,854
3.88%, 3/1/2052 90,000 66,936
2.99%, 10/30/2056 500,000 297,211
3.00%, 11/20/2060 400,000 232,322
3.70%, 3/22/2061(b) 350,000 237,608
12,983,417
Electric Utilities 1 .4%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 18,414
5.25%, 5/15/2052 20,000 18,250
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 31,240
Series O, 4.50%, 6/15/2052 80,000 67,931
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 37,755
3.94%, 9/1/2032 40,000 36,117
4.15%, 8/15/2044 350,000 283,548
3.13%, 7/15/2051 80,000 53,489
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 155,000 148,345
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 27,006
Arizona Public Service Co. ,
2.60%, 8/15/2029 500,000 412,038
2.20%, 12/15/2031 100,000 74,797
3.50%, 12/1/2049(b) 200,000 134,373
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 63,861
3.20%, 9/15/2049 115,000 79,340
2.90%, 6/15/2050 60,000 38,955
4.55%, 6/1/2052 30,000 25,741
CenterPoint Energy Houston
Electric LLC ,
Series ai., 4.45%, 10/1/2032 40,000 37,921
4.50%, 4/1/2044 500,000 433,966
Series AD, 2.90%, 7/1/2050 60,000 39,519
Series AJ, 4.85%, 10/1/2052 40,000 36,728
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 399,921
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 166,499

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Commonwealth Edison Co.,
3.65%, 6/15/2046 250,000 187,624
4.00%, 3/1/2048(b) 350,000 280,360
Series 127, 3.20%,
11/15/2049 155,000 107,306
Series 131, 2.75%, 9/1/2051 200,000 125,819
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 78,899
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 39,384
6.05%, 1/15/2038(b) 150,000 155,047
5.10%, 6/1/2065 100,000 89,946
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 33,718
4.30%, 7/1/2044 500,000 418,280
Series B, 3.65%, 3/1/2052 25,000 18,876
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 463,614
2.45%, 2/1/2030 100,000 83,530
2.85%, 3/15/2032 70,000 57,965
3.70%, 12/1/2047 500,000 373,295
3.20%, 8/15/2049 50,000 34,392
3.55%, 3/15/2052 35,000 25,487
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 44,276
4.30%, 3/15/2028 80,000 75,305
2.45%, 6/1/2030 70,000 55,932
2.55%, 6/15/2031(b) 150,000 117,687
4.50%, 8/15/2032 90,000 81,389
3.50%, 6/15/2051(b) 200,000 134,454
5.00%, 8/15/2052 90,000 76,703
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 234,407
2.50%, 12/1/2029 70,000 59,164
2.40%, 12/15/2031 95,000 75,508
5.65%, 4/1/2040 300,000 295,096
3.40%, 10/1/2046 500,000 352,313
3.00%, 12/15/2051 45,000 29,604
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 123,678
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 42,850
4.15%, 12/1/2044 100,000 80,643
4.20%, 8/15/2045 500,000 404,952
Edison International ,
3.55%, 11/15/2024 175,000 168,011
4.70%, 8/15/2025 40,000 38,753
4.13%, 3/15/2028(b) 500,000 446,073
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 157,073
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 410,248
2.80%, 6/15/2030 80,000 64,802
3.75%, 6/15/2050 35,000 24,782
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 173,927
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 300,000 277,412
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Texas, Inc.,
1.75%, 3/15/2031 400,000 301,975
3.55%, 9/30/2049(b) 200,000 140,617
5.00%, 9/15/2052 20,000 17,874
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043(b) 200,000 160,751
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 206,535
Eversource Energy ,
4.20%, 6/27/2024 40,000 39,444
Series H, 3.15%,
1/15/2025(b) 245,000 234,368
Series Q, 0.80%,
8/15/2025(b) 100,000 88,428
2.90%, 3/1/2027 50,000 45,373
4.60%, 7/1/2027 35,000 33,780
Series O, 4.25%, 4/1/2029 400,000 370,994
Series R, 1.65%,
8/15/2030(b) 100,000 75,361
3.38%, 3/1/2032 50,000 42,063
3.45%, 1/15/2050 100,000 69,195
Exelon Corp. ,
5.63%, 6/15/2035 300,000 292,742
4.10%, 3/15/2052(f) 35,000 27,004
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 57,406
3.13%, 12/1/2025 500,000 476,177
5.65%, 2/1/2037 450,000 445,309
3.95%, 3/1/2048 500,000 401,948
2.88%, 12/4/2051 10,000 6,591
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 946,547
4.70%, 5/15/2032 60,000 56,192
4.30%, 3/15/2042 500,000 398,969
5.13%, 5/15/2052 25,000 22,536
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 120,503
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 292,427
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 563,421
3.10%, 11/30/2051 70,000 45,779
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 362,611
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 562,177
4.80%, 9/15/2043 500,000 449,396
2.70%, 8/1/2052(b) 100,000 62,806
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 63,771
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 82,262
Series EE, 3.13%, 8/1/2050 100,000 64,531
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024(b) 70,000 69,122
4.26%, 9/1/2024 90,000 88,706
4.45%, 6/20/2025 70,000 68,776

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
1.88%, 1/15/2027 270,000 234,303
4.63%, 7/15/2027 150,000 144,974
1.90%, 6/15/2028 125,000 103,473
2.75%, 11/1/2029 245,000 205,869
2.44%, 1/15/2032(b) 145,000 112,801
5.00%, 7/15/2032 105,000 100,251
3.00%, 1/15/2052 85,000 54,234
Northern States Power Co. ,
4.00%, 8/15/2045(b) 165,000 133,193
4.50%, 6/1/2052 25,000 21,973
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 185,996
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 56,249
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032(f) 40,000 38,476
4.55%, 12/1/2041 150,000 131,961
5.30%, 6/1/2042 150,000 144,817
3.10%, 9/15/2049 250,000 172,883
2.70%, 11/15/2051 105,000 67,025
4.60%, 6/1/2052(f) 90,000 79,774
4.95%, 9/15/2052(f) 100,000 94,406
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 97,072
3.15%, 1/1/2026 350,000 314,474
5.45%, 6/15/2027 100,000 94,201
3.75%, 7/1/2028 400,000 336,768
4.20%, 3/1/2029 200,000 169,765
4.55%, 7/1/2030(b) 250,000 214,234
2.50%, 2/1/2031 150,000 109,148
3.25%, 6/1/2031 200,000 152,592
4.40%, 3/1/2032(b) 200,000 164,448
5.90%, 6/15/2032 100,000 91,192
4.50%, 7/1/2040 100,000 72,752
4.20%, 6/1/2041 250,000 171,461
4.95%, 7/1/2050 250,000 182,982
5.25%, 3/1/2052 200,000 151,075
PacifiCorp ,
5.25%, 6/15/2035 177,000 166,949
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 192,844
4.60%, 5/15/2052 30,000 26,420
4.38%, 8/15/2052 30,000 25,452
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 150,418
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 158,345
Series 38, 4.10%, 6/1/2032 30,000 27,696
4.30%, 3/15/2044 250,000 207,024
Series 34, 3.20%, 3/1/2050 200,000 140,221
Series 36, 2.70%, 1/15/2051 200,000 126,371
Series 39, 4.50%, 6/1/2052 30,000 25,993
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 77,839
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Oklahoma,
Series K, 3.15%,
8/15/2051(b) 50,000 32,157
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 128,993
3.95%, 5/1/2042 400,000 327,813
3.20%, 8/1/2049 250,000 174,078
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 492,617
Series C, 4.20%, 6/1/2025 70,000 68,303
Series D, 4.70%, 6/1/2027 75,000 72,793
Series G, 2.50%, 6/1/2031 100,000 78,948
2.75%, 2/1/2032(b) 100,000 79,207
6.00%, 1/15/2034 177,000 175,874
4.00%, 4/1/2047 200,000 145,714
Series C, 4.13%, 3/1/2048 200,000 148,620
Series B, 4.88%, 3/1/2049 300,000 250,732
Series H, 3.65%,
6/1/2051(b) 30,000 20,883
Series E, 5.45%, 6/1/2052 40,000 35,675
Southern Co. (The) ,
3.25%, 7/1/2026(b) 295,000 273,288
4.40%, 7/1/2046 200,000 156,161
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 401,120
3.25%, 11/1/2051 100,000 63,544
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 80,994
3.63%, 6/15/2050 40,000 29,203
5.00%, 7/15/2052 35,000 32,141
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 16,755
Union Electric Co. ,
2.15%, 3/15/2032(b) 100,000 77,227
3.65%, 4/15/2045 250,000 186,701
3.25%, 10/1/2049 250,000 173,513
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 39,632
Series B, 4.20%, 5/15/2045 200,000 160,175
2.95%, 11/15/2051 50,000 32,365
Series C, 4.63%, 5/15/2052 40,000 34,583
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 204,854
4.75%, 9/30/2032 25,000 24,093
5.63%, 5/15/2033 59,000 60,141
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 90,359
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 479,038
4.60%, 6/1/2032 60,000 55,608
6.50%, 7/1/2036 177,000 184,994
27,958,095

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0 .0%
†
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 456,141
4.15%, 3/15/2033 20,000 18,070
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 169,543
1.95%, 10/15/2030 100,000 79,856
2.20%, 12/21/2031(b) 100,000 79,904
2.80%, 12/21/2051(b) 45,000 28,848
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 38,383
2.80%, 8/15/2061 60,000 34,512
905,257
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 27,826
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 210,192
Arrow Electronics, Inc. ,
2.95%, 2/15/2032 160,000 121,695
Avnet, Inc. ,
3.00%, 5/15/2031(b) 100,000 75,393
5.50%, 6/1/2032(b) 20,000 18,160
CDW LLC ,
2.67%, 12/1/2026 150,000 130,106
3.28%, 12/1/2028 150,000 125,178
3.57%, 12/1/2031(b) 150,000 116,786
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 282,039
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 121,622
4.25%, 5/15/2027 30,000 27,964
3.00%, 1/15/2031(b) 270,000 213,022
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 63,450
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 233,449
1,766,882
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
1.23%, 12/15/2023 100,000 95,870
2.06%, 12/15/2026(b) 345,000 303,230
3.34%, 12/15/2027(b) 285,000 256,296
3.14%, 11/7/2029 85,000 72,137
5.13%, 9/15/2040 200,000 175,543
Halliburton Co. ,
3.80%, 11/15/2025 101,000 97,272
6.70%, 9/15/2038 300,000 301,022
5.00%, 11/15/2045(b) 300,000 249,114
NOV, Inc. ,
3.95%, 12/1/2042 90,000 59,910
1,610,394
Entertainment 0 .3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 18,973
2.50%, 9/15/2050 200,000 120,748
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 100,842
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024(b) 60,000 58,480
3.55%, 4/14/2025 55,000 52,772
3.70%, 4/14/2027(b) 45,000 41,775
4.00%, 4/14/2032(b) 55,000 47,765
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 310,096
3.00%, 2/13/2026 150,000 140,620
3.00%, 7/30/2046(b) 150,000 102,065
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 90,532
2.00%, 9/1/2029(b) 300,000 245,176
2.65%, 1/13/2031(b) 600,000 496,464
6.55%, 3/15/2033 300,000 323,097
6.20%, 12/15/2034 245,000 257,324
6.65%, 11/15/2037 150,000 163,615
3.50%, 5/13/2040 100,000 77,224
5.40%, 10/1/2043(b) 500,000 478,268
4.70%, 3/23/2050(b) 200,000 177,807
3.60%, 1/13/2051(b) 100,000 74,121
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(f) 180,000 173,916
3.64%, 3/15/2025(f) 390,000 369,339
3.76%, 3/15/2027(f) 450,000 402,617
4.05%, 3/15/2029(f) 130,000 112,279
4.28%, 3/15/2032(b)(f) 230,000 189,217
5.05%, 3/15/2042(f) 200,000 149,649
5.14%, 3/15/2052(f) 900,000 654,137
5,428,918
Equity Real Estate Investment Trusts (REITs) 0 .9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 251,214
3.55%, 3/15/2052(b) 70,000 47,374
American Tower Corp. ,
0.60%, 1/15/2024(b) 155,000 146,202
2.40%, 3/15/2025(b) 125,000 116,041
1.45%, 9/15/2026(b) 105,000 89,511
3.65%, 3/15/2027 35,000 32,014
1.50%, 1/31/2028 300,000 239,861
3.95%, 3/15/2029 300,000 267,581
2.90%, 1/15/2030(b) 110,000 90,421
1.88%, 10/15/2030 165,000 122,104
2.30%, 9/15/2031(b) 145,000 108,523
4.05%, 3/15/2032 60,000 51,699
2.95%, 1/15/2051(b) 300,000 180,098
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 380,609
1.90%, 12/1/2028 200,000 164,190
3.30%, 6/1/2029 20,000 17,803
2.45%, 1/15/2031 210,000 171,306
2.05%, 1/15/2032(b) 85,000 66,027
Boston Properties LP ,
3.80%, 2/1/2024 250,000 245,804
2.75%, 10/1/2026(b) 250,000 224,789
2.90%, 3/15/2030 100,000 80,424
2.45%, 10/1/2033 300,000 211,175

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024(b) 500,000 482,858
2.50%, 8/16/2031(b) 100,000 72,883
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 62,582
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 75,273
2.90%, 12/1/2033 100,000 69,252
Crown Castle, Inc. ,
3.70%, 6/15/2026(b) 60,000 56,354
2.90%, 3/15/2027 40,000 35,505
3.65%, 9/1/2027 750,000 678,941
3.80%, 2/15/2028 150,000 135,723
3.10%, 11/15/2029 260,000 218,503
2.90%, 4/1/2041(b) 200,000 129,850
4.75%, 5/15/2047 100,000 81,818
CubeSmart LP ,
2.25%, 12/15/2028 155,000 125,845
2.00%, 2/15/2031 200,000 149,952
2.50%, 2/15/2032(b) 175,000 130,955
Digital Realty Trust LP ,
5.55%, 1/15/2028 100,000 99,165
Duke Realty LP ,
2.88%, 11/15/2029 125,000 106,446
1.75%, 7/1/2030 65,000 50,624
2.25%, 1/15/2032 200,000 155,437
EPR Properties ,
4.95%, 4/15/2028 200,000 172,143
Equinix, Inc. ,
2.63%, 11/18/2024(b) 80,000 75,710
1.00%, 9/15/2025(b) 50,000 44,101
1.55%, 3/15/2028 100,000 80,453
2.00%, 5/15/2028 30,000 24,545
3.20%, 11/18/2029 105,000 88,765
2.50%, 5/15/2031 90,000 69,336
2.95%, 9/15/2051 100,000 59,898
3.40%, 2/15/2052(b) 200,000 131,709
ERP Operating LP ,
1.85%, 8/1/2031 30,000 22,922
4.50%, 7/1/2044(b) 350,000 293,768
Essential Properties LP ,
2.95%, 7/15/2031 100,000 73,033
Essex Portfolio LP ,
3.38%, 4/15/2026 300,000 279,619
4.00%, 3/1/2029(b) 100,000 90,628
3.00%, 1/15/2030 75,000 62,322
2.65%, 3/15/2032 35,000 27,143
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 29,479
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 170,263
GLP Capital LP ,
5.30%, 1/15/2029 500,000 455,728
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 204,743
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 50,810
3.50%, 7/15/2029 125,000 109,821
3.00%, 1/15/2030 180,000 150,453
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 202,654
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 81,021
Series J, 2.90%, 12/15/2031 80,000 58,714
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 100,186
4.15%, 4/15/2032(b) 100,000 84,506
2.70%, 1/15/2034 30,000 21,163
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 79,813
Kimco Realty Corp. ,
2.25%, 12/1/2031 25,000 18,753
4.45%, 9/1/2047 250,000 194,492
Life Storage LP ,
2.40%, 10/15/2031 90,000 67,554
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 25,654
2.75%, 3/15/2030 50,000 41,647
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 300,000 240,727
3.50%, 4/15/2051 40,000 26,793
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 510,118
3.63%, 10/1/2029 100,000 81,387
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 72,599
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 37,937
Prologis LP ,
2.25%, 4/15/2030(b) 160,000 130,691
1.25%, 10/15/2030(b) 65,000 48,431
4.63%, 1/15/2033 50,000 47,527
3.00%, 4/15/2050 65,000 43,425
2.13%, 10/15/2050(b) 155,000 86,750
Public Storage ,
1.50%, 11/9/2026 140,000 123,865
1.85%, 5/1/2028 185,000 155,900
1.95%, 11/9/2028(b) 135,000 112,461
2.30%, 5/1/2031 160,000 128,063
2.25%, 11/9/2031 100,000 78,743
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 35,091
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 60,234
3.25%, 1/15/2031(b) 265,000 226,133
2.85%, 12/15/2032 400,000 320,179
1.80%, 3/15/2033 55,000 38,572
Regency Centers LP ,
2.95%, 9/15/2029 50,000 41,469
3.70%, 6/15/2030 300,000 258,024

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 90,000 67,492
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 203,997
3.20%, 12/1/2031 100,000 73,461
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 160,121
1.38%, 1/15/2027 100,000 85,450
2.45%, 9/13/2029 250,000 203,342
2.65%, 2/1/2032 100,000 78,050
4.25%, 11/30/2046 350,000 273,682
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 472,624
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 203,122
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 86,602
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 52,169
2.70%, 7/15/2031 195,000 147,379
4.20%, 4/15/2032 30,000 25,122
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 199,048
1.90%, 3/15/2033 55,000 38,119
Ventas Realty LP ,
4.00%, 3/1/2028(b) 250,000 228,821
3.00%, 1/15/2030 100,000 83,028
2.50%, 9/1/2031(b) 100,000 77,353
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 78,158
4.95%, 2/15/2030(b) 80,000 72,297
5.13%, 5/15/2032(b) 85,000 75,344
5.63%, 5/15/2052 30,000 24,822
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 479,144
2.05%, 1/15/2029 70,000 56,226
3.10%, 1/15/2030 100,000 83,263
2.75%, 1/15/2031 300,000 237,217
2.75%, 1/15/2032(b) 200,000 155,231
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 208,221
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 105,856
2.45%, 2/1/2032(b) 70,000 52,237
17,258,402
Food & Staples Retailing 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 400,914
Kroger Co. (The) ,
4.00%, 2/1/2024(b) 500,000 493,786
1.70%, 1/15/2031(b) 290,000 217,679
7.50%, 4/1/2031(b) 257,000 287,204
5.40%, 7/15/2040 200,000 185,211
5.40%, 1/15/2049(b) 50,000 46,502
3.95%, 1/15/2050 100,000 76,300
Sysco Corp. ,
2.40%, 2/15/2030 100,000 81,383
5.95%, 4/1/2030 200,000 202,440
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp.,
2.45%, 12/14/2031(b) 100,000 78,294
6.60%, 4/1/2050 300,000 314,901
3.15%, 12/14/2051 50,000 31,605
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 200,000 191,459
3.45%, 6/1/2026(b) 20,000 18,819
3.20%, 4/15/2030 500,000 419,447
4.80%, 11/18/2044 70,000 56,423
Walmart, Inc. ,
3.30%, 4/22/2024(b) 725,000 712,048
3.90%, 9/9/2025(b) 60,000 58,950
1.05%, 9/17/2026(b) 50,000 43,627
3.95%, 9/9/2027(b) 60,000 58,250
1.50%, 9/22/2028 100,000 83,618
1.80%, 9/22/2031(b) 300,000 238,341
4.15%, 9/9/2032(b) 60,000 57,474
2.50%, 9/22/2041(b) 600,000 418,146
4.05%, 6/29/2048 125,000 108,128
2.65%, 9/22/2051(b) 400,000 268,369
5,149,318
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 16,896
4.02%, 4/16/2043 172,000 143,038
2.70%, 9/15/2051(b) 80,000 52,698
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 78,663
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 469,213
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 228,466
5.30%, 11/1/2038 250,000 219,481
General Mills, Inc. ,
4.20%, 4/17/2028(b) 500,000 475,731
2.25%, 10/14/2031 100,000 78,235
3.00%, 2/1/2051 100,000 64,875
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 212,529
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 170,281
3.05%, 6/3/2051 200,000 137,882
Ingredion, Inc. ,
2.90%, 6/1/2030 200,000 165,048
J M Smucker Co. (The) ,
2.13%, 3/15/2032 100,000 74,660
4.25%, 3/15/2035 300,000 254,442
JBS USA LUX SA ,
5.13%, 2/1/2028(f) 100,000 93,727
3.00%, 5/15/2032(f) 200,000 147,700
5.75%, 4/1/2033(f) 100,000 90,314
6.50%, 12/1/2052(f) 100,000 88,844
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 117,457
4.50%, 4/1/2046(b) 250,000 216,139
Kraft Heinz Foods Co. ,
5.00%, 6/4/2042 1,000,000 868,637
5.50%, 6/1/2050 200,000 179,916

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 91,901
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 222,840
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 54,840
2.75%, 4/13/2030 92,000 76,628
1.50%, 2/4/2031 70,000 51,380
2.63%, 9/4/2050 40,000 23,696
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 500,000 463,222
4.55%, 6/2/2047 100,000 82,780
5.10%, 9/28/2048 250,000 222,256
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 90,568
1.38%, 9/14/2030 165,000 126,514
5.90%, 11/15/2032 206,000 218,841
2.63%, 8/12/2051(b) 200,000 129,026
6,499,364
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 458,626
4.30%, 10/1/2048 100,000 84,104
3.38%, 9/15/2049(b) 160,000 113,183
5.75%, 10/15/2052 30,000 29,942
CenterPoint Energy
Resources Corp. ,
4.40%, 7/1/2032(b) 40,000 37,188
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 94,862
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 210,289
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050 150,000 99,455
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 73,032
Southwest Gas Corp. ,
4.05%, 3/15/2032 100,000 84,008
3.18%, 8/15/2051 90,000 54,976
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 73,377
1,413,042
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 88,064
3.75%, 11/30/2026 298,000 289,016
1.15%, 1/30/2028(b) 90,000 75,032
1.40%, 6/30/2030 95,000 74,215
5.30%, 5/27/2040(b) 500,000 499,693
4.90%, 11/30/2046 250,000 239,396
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 416,114
1.92%, 2/1/2027 280,000 243,646
2.27%, 12/1/2028 190,000 156,896
2.54%, 2/1/2032(b) 300,000 233,523
3.13%, 12/1/2051(b) 30,000 19,168
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 150,651
3.70%, 6/6/2027(b) 326,000 303,374
4.30%, 8/22/2032 40,000 36,494
4.67%, 6/6/2047 200,000 171,708
3.79%, 5/20/2050(b) 91,000 68,062
Boston Scientific Corp. ,
4.70%, 3/1/2049 100,000 87,539
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 85,470
3.25%, 11/15/2039 100,000 75,815
3.40%, 11/15/2049(b) 140,000 100,404
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 214,211
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 319,005
4.63%, 3/15/2045(b) 100,000 90,255
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 117,879
Stryker Corp. ,
3.38%, 11/1/2025 160,000 152,234
3.50%, 3/15/2026 70,000 66,643
4.63%, 3/15/2046 200,000 174,451
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 155,759
4.45%, 8/15/2045 150,000 116,895
4,821,612
Health Care Providers & Services 0 .9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 48,758
Series 2020, 3.01%,
6/15/2050 66,000 44,259
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 50,983
3.88%, 8/15/2047 200,000 147,174
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 39,457
AmerisourceBergen Corp. ,
4.30%, 12/15/2047(b) 200,000 158,959
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 164,882
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 27,286
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050(b) 86,000 55,597
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 500,000 461,998
4.37%, 6/15/2047 200,000 152,865
Cigna Corp. ,
3.50%, 6/15/2024 500,000 489,794
3.25%, 4/15/2025 250,000 238,734
4.50%, 2/25/2026 350,000 341,594
3.05%, 10/15/2027 400,000 358,458
4.38%, 10/15/2028 300,000 283,274

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp.,
2.38%, 3/15/2031(b) 110,000 87,461
4.80%, 7/15/2046 250,000 213,978
4.90%, 12/15/2048 600,000 518,109
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,341
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 32,804
2.78%, 10/1/2030 77,000 61,453
3.82%, 10/1/2049 108,000 78,394
4.19%, 10/1/2049 37,000 27,674
3.91%, 10/1/2050 149,000 105,975
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 59,682
2.88%, 6/1/2026(b) 400,000 370,319
4.30%, 3/25/2028 652,000 614,938
1.75%, 8/21/2030 360,000 275,557
1.88%, 2/28/2031 210,000 159,962
2.13%, 9/15/2031(b) 10,000 7,705
4.88%, 7/20/2035 200,000 180,592
4.13%, 4/1/2040 200,000 159,247
5.13%, 7/20/2045 300,000 262,698
5.05%, 3/25/2048(b) 900,000 792,596
4.25%, 4/1/2050 85,000 66,525
Elevance Health, Inc. ,
4.10%, 3/1/2028 750,000 709,350
2.25%, 5/15/2030(b) 200,000 161,336
4.10%, 5/15/2032 40,000 36,129
4.63%, 5/15/2042 250,000 215,766
5.10%, 1/15/2044 300,000 272,167
4.65%, 8/15/2044 100,000 85,957
4.55%, 5/15/2052 40,000 33,744
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 76,322
HCA, Inc. ,
5.00%, 3/15/2024(b) 1,000,000 993,454
5.25%, 6/15/2026(b) 350,000 338,218
5.38%, 9/1/2026 220,000 213,137
3.13%, 3/15/2027(b)(f) 30,000 26,559
4.13%, 6/15/2029 250,000 219,247
2.38%, 7/15/2031 50,000 36,986
3.63%, 3/15/2032(f) 375,000 303,389
5.50%, 6/15/2047 350,000 295,678
5.25%, 6/15/2049 80,000 65,052
4.63%, 3/15/2052(b)(f) 330,000 247,864
Humana, Inc. ,
1.35%, 2/3/2027 280,000 235,813
3.70%, 3/23/2029 100,000 89,675
2.15%, 2/3/2032(b) 215,000 163,375
3.95%, 8/15/2049(b) 150,000 113,301
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 15,813
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 60,017
4.88%, 4/1/2042 250,000 233,497
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Kaiser Foundation Hospitals,
Series 2019, 3.27%,
11/1/2049(b) 122,000 86,213
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 30,665
2.95%, 12/1/2029 250,000 211,772
4.70%, 2/1/2045 75,000 61,993
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 33,251
Series 2020, 3.19%,
7/1/2049 100,000 69,700
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 51,299
McKesson Corp. ,
1.30%, 8/15/2026 100,000 86,368
3.95%, 2/16/2028 250,000 233,927
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 38,270
4.13%, 7/1/2052 50,000 42,130
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 26,615
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 141,713
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 116,901
4.26%, 11/1/2047 35,000 28,014
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 89,853
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 87,299
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,840
Series 21A, 2.70%,
10/1/2051 151,000 90,692
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 355,710
4.20%, 6/30/2029 100,000 92,243
2.95%, 6/30/2030 75,000 62,688
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,127
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 36,089
Series 2018, 4.09%,
8/15/2048 50,000 40,280
Series 20A, 3.36%,
8/15/2050(b) 134,000 92,953

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 46,760
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 106,197
3.38%, 4/15/2027 200,000 188,357
3.70%, 5/15/2027(b) 55,000 52,324
2.95%, 10/15/2027 200,000 182,445
4.00%, 5/15/2029 100,000 93,174
2.30%, 5/15/2031(b) 75,000 60,337
4.20%, 5/15/2032 140,000 130,024
4.63%, 7/15/2035 105,000 96,603
5.80%, 3/15/2036 500,000 509,746
3.05%, 5/15/2041 180,000 130,721
3.95%, 10/15/2042 250,000 202,618
4.75%, 7/15/2045 250,000 221,401
3.70%, 8/15/2049 500,000 378,336
3.25%, 5/15/2051 60,000 41,634
4.75%, 5/15/2052 200,000 178,882
3.88%, 8/15/2059 100,000 74,435
3.13%, 5/15/2060(b) 100,000 64,000
4.95%, 5/15/2062 100,000 89,030
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(f) 100,000 83,800
2.65%, 1/15/2032(b)(f) 100,000 70,695
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 36,590
17,704,642
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 187,967
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 177,617
3.25%, 2/15/2030(b) 165,000 133,817
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 97,214
Marriott International, Inc. ,
Series EE, 5.75%,
5/1/2025(b) 166,000 167,638
5.00%, 10/15/2027 55,000 53,115
Series HH, 2.85%,
4/15/2031 200,000 157,032
Series GG, 3.50%,
10/15/2032(b) 200,000 160,845
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 187,863
4.70%, 12/9/2035 400,000 365,219
4.88%, 7/15/2040 250,000 223,498
4.88%, 12/9/2045 250,000 221,277
3.63%, 9/1/2049 200,000 145,614
4.20%, 4/1/2050(b) 50,000 40,100
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 231,696
2.55%, 11/15/2030(b) 200,000 163,108
3.00%, 2/14/2032(b) 140,000 115,879
4.45%, 8/15/2049 250,000 204,260
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
3.50%, 11/15/2050(b) 200,000 139,955
3,173,714
Household Durables 0 .1%
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 204,446
1.30%, 10/15/2026 220,000 184,167
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 33,812
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 75,035
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 47,206
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 485,120
2.40%, 5/15/2031(b) 175,000 134,295
4.70%, 5/14/2032(b) 20,000 18,170
1,182,251
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 78,491
5.00%, 6/15/2052 40,000 36,853
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 93,097
Colgate-Palmolive Co. ,
3.25%, 8/15/2032(b) 35,000 31,190
Kimberly-Clark Corp. ,
6.63%, 8/1/2037 130,000 144,605
3.20%, 7/30/2046 165,000 117,518
2.88%, 2/7/2050 100,000 67,267
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025 240,000 213,565
1.00%, 4/23/2026(b) 170,000 151,376
2.85%, 8/11/2027 250,000 231,132
1.20%, 10/29/2030(b) 100,000 77,173
1.95%, 4/23/2031 300,000 243,544
3.60%, 3/25/2050 300,000 249,041
1,734,852
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(b) 400,000 306,002
Constellation Energy
Generation LLC ,
6.25%, 10/1/2039(b) 180,000 175,896
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(f) 40,000 31,258
5.25%, 9/1/2050 200,000 169,741
Southern Power Co. ,
0.90%, 1/15/2026 200,000 173,927
856,824
Industrial Conglomerates 0 .2%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 187,066
3.00%, 8/7/2025(b) 400,000 380,207
3.05%, 4/15/2030 100,000 85,012

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
3M Co.,
5.70%, 3/15/2037 415,000 404,939
3.25%, 8/26/2049(b) 90,000 60,289
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 900,000 806,329
General Electric Co. ,
Series A, 6.75%, 3/15/2032 175,000 189,083
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 36,815
2.50%, 11/1/2026(b) 500,000 459,336
1.10%, 3/1/2027 100,000 85,893
2.70%, 8/15/2029 500,000 437,460
1.75%, 9/1/2031(b) 100,000 78,099
2.80%, 6/1/2050(b) 90,000 63,443
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 28,351
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 198,596
3,500,918
Insurance 0 .6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 449,984
Alleghany Corp. ,
3.63%, 5/15/2030(b) 50,000 44,554
3.25%, 8/15/2051 50,000 33,680
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 190,969
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 150,000 139,951
3.90%, 4/1/2026 175,000 167,047
4.80%, 7/10/2045 150,000 127,612
4.38%, 6/30/2050 200,000 160,045
Aon Corp. ,
2.80%, 5/15/2030 200,000 165,820
2.05%, 8/23/2031 50,000 37,462
2.60%, 12/2/2031 25,000 19,547
5.00%, 9/12/2032 30,000 28,753
2.90%, 8/23/2051 50,000 30,942
3.90%, 2/28/2052(b) 30,000 22,236
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 209,470
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 211,588
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 153,017
3.05%, 3/9/2052 100,000 61,744
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 432,048
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 91,012
4.40%, 5/15/2042 140,000 123,066
4.30%, 5/15/2043(b) 250,000 213,116
4.25%, 1/15/2049 300,000 249,316
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp.,
2.85%, 10/15/2050 45,000 28,913
3.85%, 3/15/2052 100,000 76,402
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 106,179
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 25,648
4.95%, 3/17/2052(b) 25,000 20,265
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 172,023
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026 90,000 85,058
4.35%, 11/3/2045 250,000 211,115
2.85%, 12/15/2051 50,000 32,648
3.05%, 12/15/2061 35,000 22,069
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 56,812
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 82,633
3.13%, 10/15/2052 50,000 30,902
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 179,817
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 20,101
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 53,577
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 194,447
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 76,552
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 305,670
Kemper Corp. ,
3.80%, 2/23/2032 30,000 24,926
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 419,376
Loews Corp. ,
4.13%, 5/15/2043 200,000 154,125
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 444,015
3.70%, 3/16/2032 20,000 17,359
Markel Corp. ,
3.35%, 9/17/2029 475,000 411,286
3.45%, 5/7/2052 100,000 66,406
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 397,396
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 481,421
5.70%, 6/15/2035 159,000 161,054
6.40%, 12/15/2036 300,000 289,281
4.88%, 11/13/2043 250,000 223,385

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc.,
5.00%, 7/15/2052 60,000 54,694
Nationwide Financial Services,
Inc. ,
+ 0.00%), 6.75%,
5/15/2037(c)(g) 40,000 38,100
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 188,952
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 479,600
4.30%, 11/15/2046 200,000 161,731
Progressive Corp. (The) ,
2.50%, 3/15/2027(b) 40,000 36,130
3.00%, 3/15/2032 30,000 24,989
6.25%, 12/1/2032 162,000 172,521
3.70%, 1/26/2045 250,000 189,810
Prudential Financial, Inc. ,
4.60%, 5/15/2044(b) 250,000 213,427
3.91%, 12/7/2047 186,000 141,357
3.94%, 12/7/2049 505,000 384,859
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 244,634
4.10%, 3/4/2049(b) 200,000 163,490
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 209,562
Unum Group ,
4.00%, 6/15/2029 250,000 221,779
4.13%, 6/15/2051 50,000 33,318
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 75,487
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 47,480
4.50%, 9/15/2028 400,000 370,997
2.95%, 9/15/2029 65,000 53,477
11,740,234
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 740,423
0.45%, 8/15/2025 45,000 40,347
2.00%, 8/15/2026(b) 500,000 456,309
0.80%, 8/15/2027(b) 90,000 75,912
1.10%, 8/15/2030 165,000 127,569
1.90%, 8/15/2040 100,000 64,189
2.05%, 8/15/2050 500,000 293,807
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 187,326
Meta Platforms, Inc. ,
3.50%, 8/15/2027(f) 230,000 215,076
3.85%, 8/15/2032(f) 195,000 171,430
4.45%, 8/15/2052(f) 165,000 134,653
4.65%, 8/15/2062(f) 180,000 145,004
2,652,045
Internet & Direct Marketing Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 449,917
4.00%, 12/6/2037 200,000 152,656
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd.,
4.20%, 12/6/2047(b) 500,000 360,993
Amazon.com, Inc. ,
0.45%, 5/12/2024 250,000 234,357
2.80%, 8/22/2024 250,000 242,778
1.00%, 5/12/2026(b) 250,000 219,357
3.30%, 4/13/2027(b) 195,000 184,102
3.15%, 8/22/2027(b) 250,000 232,969
1.65%, 5/12/2028(b) 200,000 169,881
3.45%, 4/13/2029 180,000 166,442
1.50%, 6/3/2030(b) 200,000 157,779
2.10%, 5/12/2031 300,000 243,280
3.60%, 4/13/2032(b) 270,000 245,506
4.80%, 12/5/2034 100,000 98,545
3.88%, 8/22/2037 350,000 304,235
2.88%, 5/12/2041 200,000 146,006
4.05%, 8/22/2047 500,000 422,236
2.50%, 6/3/2050 250,000 156,084
3.10%, 5/12/2051 300,000 210,022
3.95%, 4/13/2052 190,000 155,841
4.25%, 8/22/2057 250,000 207,987
2.70%, 6/3/2060 100,000 58,994
3.25%, 5/12/2061 200,000 134,571
eBay, Inc. ,
1.40%, 5/10/2026 40,000 34,995
3.60%, 6/5/2027(b) 500,000 462,858
2.60%, 5/10/2031(b) 75,000 58,470
3.65%, 5/10/2051 100,000 66,624
JD.com, Inc. ,
3.38%, 1/14/2030(b) 200,000 172,860
5,750,345
IT Services 0 .4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 102,681
1.25%, 9/1/2030(b) 400,000 307,576
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 200,008
2.60%, 5/1/2031 135,000 106,922
CGI, Inc. ,
1.45%, 9/14/2026 50,000 43,229
2.30%, 9/14/2031 50,000 36,901
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 85,713
2.38%, 9/15/2028(b) 100,000 81,686
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 82,206
4.70%, 7/15/2027(b) 70,000 67,375
1.65%, 3/1/2028(b) 110,000 90,349
2.25%, 3/1/2031 270,000 207,835
3.10%, 3/1/2041 75,000 49,813
5.63%, 7/15/2052(b) 50,000 44,323
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 335,696
2.25%, 6/1/2027(b) 400,000 345,346
3.50%, 7/1/2029 300,000 261,012
2.65%, 6/1/2030(b) 215,000 174,312

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Fiserv, Inc.,
4.40%, 7/1/2049 200,000 155,119
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 233,653
2.15%, 1/15/2027 90,000 77,012
4.45%, 6/1/2028 300,000 274,258
3.20%, 8/15/2029 150,000 124,984
5.30%, 8/15/2029(b) 45,000 42,320
2.90%, 11/15/2031 155,000 118,508
5.95%, 8/15/2052 30,000 26,431
International Business
Machines Corp. ,
3.30%, 5/15/2026 400,000 376,910
3.50%, 5/15/2029(b) 400,000 361,520
1.95%, 5/15/2030 400,000 317,837
5.88%, 11/29/2032 53,000 54,367
4.15%, 5/15/2039 300,000 248,026
4.00%, 6/20/2042 150,000 117,672
4.25%, 5/15/2049(b) 300,000 237,656
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 100,579
Mastercard, Inc. ,
2.00%, 3/3/2025 300,000 282,418
3.30%, 3/26/2027 60,000 56,356
2.95%, 6/1/2029 200,000 178,089
3.35%, 3/26/2030(b) 370,000 333,494
2.00%, 11/18/2031(b) 300,000 237,380
3.80%, 11/21/2046 250,000 202,766
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(b) 85,000 81,197
1.65%, 6/1/2025(b) 95,000 87,450
2.85%, 10/1/2029(b) 170,000 145,419
2.30%, 6/1/2030(b) 100,000 81,351
4.40%, 6/1/2032 60,000 55,922
3.25%, 6/1/2050 120,000 81,153
5.05%, 6/1/2052(b) 60,000 53,422
5.25%, 6/1/2062(b) 60,000 53,611
Visa, Inc. ,
3.15%, 12/14/2025 135,000 128,885
1.10%, 2/15/2031 300,000 224,482
4.30%, 12/14/2045 750,000 653,292
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 142,849
8,569,371
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031(b) 65,000 45,168
4.40%, 9/15/2032(b) 100,000 80,651
5.10%, 4/1/2052 30,000 20,808
Hasbro, Inc. ,
3.00%, 11/19/2024(b) 100,000 95,890
3.55%, 11/19/2026(b) 100,000 92,694
3.90%, 11/19/2029 100,000 87,462
5.10%, 5/15/2044 100,000 81,126
503,799
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 165,000 138,609
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 42,144
Danaher Corp. ,
3.35%, 9/15/2025 250,000 239,703
2.80%, 12/10/2051 140,000 90,068
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 48,202
3.30%, 9/15/2029 100,000 84,145
2.25%, 9/15/2031(b) 35,000 26,319
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 96,185
2.60%, 10/1/2029(b) 325,000 279,894
2.00%, 10/15/2031(b) 55,000 43,355
2.80%, 10/15/2041 30,000 20,984
5.30%, 2/1/2044 100,000 97,964
1,207,572
Machinery 0 .1%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 60,428
6.05%, 8/15/2036 177,000 189,828
3.25%, 9/19/2049 330,000 242,364
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 28,932
1.45%, 7/15/2026 150,000 129,691
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 31,285
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 214,725
Dover Corp. ,
2.95%, 11/4/2029 45,000 38,482
5.38%, 3/1/2041 100,000 90,509
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 71,584
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 200,000 187,075
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 211,749
Parker-Hannifin Corp. ,
3.65%, 6/15/2024 90,000 88,023
4.25%, 9/15/2027 65,000 61,909
4.50%, 9/15/2029 95,000 89,558
4.20%, 11/21/2034 300,000 261,655
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028(b) 250,000 235,540
2.30%, 3/15/2030 500,000 403,676
3.00%, 5/15/2032 40,000 32,697
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 231,095
2,900,805
Media 0 .6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 399,815
4.20%, 3/15/2028(b) 200,000 179,557
2.25%, 1/15/2029 100,000 78,297
5.05%, 3/30/2029 150,000 138,063
2.30%, 2/1/2032 300,000 214,227

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
4.40%, 4/1/2033 75,000 62,105
6.38%, 10/23/2035 300,000 275,119
3.50%, 3/1/2042 100,000 63,451
5.38%, 5/1/2047 400,000 309,413
5.75%, 4/1/2048 500,000 403,555
4.80%, 3/1/2050 500,000 360,695
5.25%, 4/1/2053 180,000 137,836
6.83%, 10/23/2055 150,000 136,573
3.85%, 4/1/2061 310,000 180,978
Comcast Corp. ,
3.95%, 10/15/2025 500,000 485,730
3.15%, 2/15/2028(b) 500,000 453,328
3.40%, 4/1/2030 365,000 321,024
1.95%, 1/15/2031(b) 700,000 544,100
4.25%, 1/15/2033 250,000 226,424
7.05%, 3/15/2033 295,000 323,499
4.40%, 8/15/2035 200,000 176,785
6.50%, 11/15/2035 100,000 106,666
3.90%, 3/1/2038 250,000 203,799
3.40%, 7/15/2046 250,000 176,402
3.97%, 11/1/2047 743,000 568,102
4.70%, 10/15/2048(b) 400,000 341,584
4.00%, 11/1/2049 450,000 344,819
2.45%, 8/15/2052(b) 300,000 170,078
2.94%, 11/1/2056 527,000 314,553
2.65%, 8/15/2062 300,000 161,692
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 256,012
4.90%, 3/11/2026 115,000 111,265
3.95%, 3/20/2028 500,000 438,296
3.63%, 5/15/2030(b) 200,000 164,248
5.00%, 9/20/2037 125,000 98,890
4.00%, 9/15/2055(b) 330,000 194,567
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 256,551
Grupo Televisa SAB ,
6.63%, 1/15/2040(b) 250,000 245,345
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 121,509
3.38%, 3/1/2041 220,000 145,526
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 189,436
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 105,338
4.38%, 3/15/2043(b) 459,000 305,853
4.60%, 1/15/2045 250,000 168,596
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 625,727
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 533,362
11,818,790
Metals & Mining 0 .2%
ArcelorMittal SA ,
+ 0.00%), 7.00%,
10/15/2039(b)(c)(e) 100,000 94,007
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 136,657
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 235,231
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 83,806
5.00%, 9/30/2043(b) 400,000 379,114
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 311,084
Newmont Corp. ,
2.60%, 7/15/2032(b) 115,000 87,681
5.88%, 4/1/2035 236,000 227,229
4.88%, 3/15/2042(b) 150,000 129,327
Nucor Corp. ,
3.95%, 5/23/2025 60,000 58,148
4.30%, 5/23/2027 60,000 57,439
5.20%, 8/1/2043 200,000 180,402
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 207,338
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 210,100
Southern Copper Corp. ,
3.88%, 4/23/2025 200,000 191,500
6.75%, 4/16/2040 250,000 258,177
5.88%, 4/23/2045 230,000 215,345
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 163,095
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 228,438
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 243,000
6.88%, 11/10/2039(b) 250,000 234,726
3,931,844
Multiline Retail 0 .1%
Dollar General Corp. ,
4.63%, 11/1/2027 70,000 68,043
3.50%, 4/3/2030(b) 500,000 438,549
5.00%, 11/1/2032 75,000 72,130
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 39,195
3.38%, 12/1/2051 50,000 32,371
Kohl's Corp. ,
5.55%, 7/17/2045 50,000 29,935
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 264,078
2.50%, 4/15/2026(b) 750,000 695,960
1.95%, 1/15/2027 130,000 116,690
2.35%, 2/15/2030 105,000 87,630
2.65%, 9/15/2030 450,000 381,256
4.50%, 9/15/2032(b) 100,000 95,358
3.63%, 4/15/2046 200,000 153,793
2,474,988
Multi-Utilities 0 .4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 294,238
1.95%, 3/15/2027 80,000 69,255

28 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 36,042
2.90%, 6/15/2051 100,000 64,405
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 363,656
4.60%, 5/1/2053(f) 90,000 75,777
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 175,936
3.88%, 10/15/2049(b) 100,000 71,784
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031(b) 85,000 67,894
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 39,940
3.95%, 3/1/2043 500,000 389,793
4.50%, 12/1/2045 500,000 414,292
3.70%, 11/15/2059 50,000 34,757
3.60%, 6/15/2061(b) 200,000 137,316
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 255,465
3.10%, 8/15/2050 45,000 30,410
2.65%, 8/15/2052(b) 25,000 15,483
2.50%, 5/1/2060 100,000 55,153
Delmarva Power & Light Co. ,
3.50%, 11/15/2023(b) 250,000 246,000
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 456,584
Series C, 2.25%,
8/15/2031(b) 30,000 23,393
Series A, 4.35%, 8/15/2032 40,000 36,170
Series E, 6.30%, 3/15/2033 10,000 10,275
Series B, 5.95%, 6/15/2035 151,000 149,313
Series C, 4.90%, 8/1/2041 600,000 528,296
Series B, 4.85%, 8/15/2052 40,000 34,040
DTE Energy Co. ,
4.22%, 11/1/2024(b)(e) 90,000 88,238
Series F, 1.05%, 6/1/2025 170,000 152,160
2.95%, 3/1/2030(b) 50,000 41,879
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 142,014
2.95%, 9/1/2029 250,000 211,009
1.70%, 2/15/2031(b) 85,000 62,898
5.95%, 6/15/2041 300,000 288,041
5.00%, 6/15/2052(b) 70,000 61,094
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 200,000 190,728
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 236,491
2.38%, 6/15/2028 200,000 166,405
4.22%, 3/15/2032(b) 40,000 34,526
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041(b) 200,000 194,108
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 600,000 462,204
4.15%, 5/15/2048 200,000 160,034
Sempra Energy ,
6.00%, 10/15/2039 220,000 213,634
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Sempra Energy,
4.00%, 2/1/2048 150,000 111,825
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 185,314
4.40%, 6/1/2043 250,000 199,399
Series 21A, 3.15%,
9/30/2051 100,000 62,726
WEC Energy Group, Inc. ,
5.15%, 10/1/2027(b) 100,000 99,097
1.80%, 10/15/2030 300,000 228,920
7,668,411
Oil, Gas & Consumable Fuels 1 .6%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 201,094
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 475,219
3.06%, 6/17/2041 50,000 35,651
3.00%, 2/24/2050 500,000 324,321
2.77%, 11/10/2050 300,000 186,301
2.94%, 6/4/2051(b) 150,000 95,263
3.00%, 3/17/2052(b) 50,000 32,007
3.38%, 2/8/2061(b) 50,000 32,579
BP Capital Markets plc ,
3.72%, 11/28/2028 500,000 457,718
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025(b) 500,000 482,017
6.25%, 3/15/2038(b) 340,000 327,921
Cenovus Energy, Inc. ,
2.65%, 1/15/2032(b) 45,000 34,681
6.75%, 11/15/2039 54,000 53,621
5.40%, 6/15/2047 200,000 171,211
3.75%, 2/15/2052(b) 25,000 16,941
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 242,054
3.70%, 11/15/2029 65,000 56,369
2.74%, 12/31/2039 100,000 72,123
Chevron Corp. ,
1.55%, 5/11/2025 200,000 184,785
2.95%, 5/16/2026 300,000 282,337
2.00%, 5/11/2027 120,000 106,346
2.24%, 5/11/2030 60,000 50,123
3.08%, 5/11/2050 25,000 17,688
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 125,233
1.02%, 8/12/2027(b) 120,000 100,322
3.85%, 1/15/2028 50,000 47,491
2.34%, 8/12/2050 200,000 122,084
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 133,892
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 484,415

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 130,450
6.40%, 5/15/2037 200,000 203,807
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 92,471
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 183,375
ConocoPhillips Co. ,
2.40%, 3/7/2025(b) 50,000 47,292
3.76%, 3/15/2042(f) 250,000 201,449
4.30%, 11/15/2044 155,000 129,174
3.80%, 3/15/2052 50,000 38,207
4.03%, 3/15/2062(b)(f) 200,000 151,143
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 42,809
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 99,826
4.75%, 5/15/2042(b) 300,000 244,297
Diamondback Energy, Inc. ,
3.50%, 12/1/2029 100,000 86,314
4.40%, 3/24/2051 50,000 37,664
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 171,413
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 252,782
Enbridge, Inc. ,
0.55%, 10/4/2023 40,000 38,242
1.60%, 10/4/2026 95,000 81,961
3.70%, 7/15/2027(b) 500,000 463,288
3.13%, 11/15/2029 150,000 128,270
2.50%, 8/1/2033(b) 200,000 149,776
4.00%, 11/15/2049 250,000 185,566
3.40%, 8/1/2051 65,000 43,564
Energy Transfer LP ,
4.90%, 2/1/2024 250,000 248,617
4.75%, 1/15/2026 250,000 240,871
3.75%, 5/15/2030 60,000 50,806
6.05%, 6/1/2041 75,000 66,943
5.00%, 5/15/2044(e) 150,000 115,675
5.35%, 5/15/2045 500,000 402,154
5.30%, 4/15/2047 300,000 239,326
6.25%, 4/15/2049 450,000 399,207
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 736,506
2.80%, 1/31/2030(b) 120,000 100,211
6.13%, 10/15/2039(b) 285,000 278,537
4.45%, 2/15/2043 500,000 401,623
4.85%, 3/15/2044(b) 100,000 83,897
4.25%, 2/15/2048 250,000 192,801
3.70%, 1/31/2051 250,000 175,787
3.20%, 2/15/2052 80,000 51,060
4.95%, 10/15/2054 200,000 163,085
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 55,818
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 492,702
3.25%, 11/10/2024(b) 500,000 485,577
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Equinor ASA,
3.70%, 4/6/2050(b) 500,000 387,818
Exxon Mobil Corp. ,
3.18%, 3/15/2024 500,000 490,567
2.02%, 8/16/2024 100,000 95,352
2.71%, 3/6/2025(b) 500,000 477,680
3.04%, 3/1/2026 235,000 222,046
2.28%, 8/16/2026(b) 100,000 91,098
3.29%, 3/19/2027(b) 200,000 188,022
3.48%, 3/19/2030 250,000 227,021
2.61%, 10/15/2030 250,000 211,794
4.23%, 3/19/2040 200,000 173,646
3.10%, 8/16/2049 250,000 173,730
4.33%, 3/19/2050 326,000 277,626
3.45%, 4/15/2051 274,000 204,032
Hess Corp. ,
4.30%, 4/1/2027 500,000 470,361
5.60%, 2/15/2041 250,000 218,644
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 245,819
6.38%, 3/1/2041 250,000 232,093
5.00%, 8/15/2042 350,000 284,320
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 156,013
1.75%, 11/15/2026(b) 300,000 259,790
2.00%, 2/15/2031(b) 50,000 37,213
4.80%, 2/1/2033 60,000 53,839
5.30%, 12/1/2034 350,000 316,154
5.05%, 2/15/2046(b) 250,000 204,206
3.25%, 8/1/2050 50,000 31,456
5.45%, 8/1/2052 60,000 51,980
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 187,061
3.95%, 3/1/2050 25,000 17,750
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 117,918
6.60%, 10/1/2037(b) 70,000 67,985
Marathon Petroleum Corp. ,
3.63%, 9/15/2024(b) 250,000 242,145
6.50%, 3/1/2041 250,000 247,561
MPLX LP ,
4.88%, 6/1/2025 250,000 244,988
1.75%, 3/1/2026(b) 160,000 139,997
4.25%, 12/1/2027(b) 350,000 325,840
4.00%, 3/15/2028 500,000 455,474
2.65%, 8/15/2030 190,000 148,850
4.95%, 9/1/2032(b) 90,000 81,763
4.50%, 4/15/2038 250,000 201,234
4.70%, 4/15/2048 200,000 152,381
4.95%, 3/14/2052(b) 110,000 86,083
ONEOK Partners LP ,
4.90%, 3/15/2025(b) 500,000 491,793
6.13%, 2/1/2041(b) 100,000 88,004
ONEOK, Inc. ,
4.00%, 7/13/2027(b) 500,000 458,813
4.35%, 3/15/2029 500,000 447,288
5.20%, 7/15/2048 250,000 199,022

30 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 242,750
Phillips 66 ,
4.65%, 11/15/2034 200,000 178,816
5.88%, 5/1/2042 382,000 370,143
Phillips 66 Co. ,
3.61%, 2/15/2025(f) 500,000 480,033
4.90%, 10/1/2046(f) 50,000 42,832
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 200,000 152,909
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 192,536
5.15%, 6/1/2042 250,000 190,228
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027(b) 1,000,000 959,381
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 79,521
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 492,945
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 60,000 57,719
6.25%, 7/1/2052 60,000 54,506
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 82,471
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030 500,000 430,412
3.13%, 5/29/2050 200,000 138,108
3.39%, 6/29/2060 100,000 66,610
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 87,543
4.88%, 1/15/2026 285,000 279,807
4.25%, 5/15/2028(b) 500,000 462,863
2.50%, 10/12/2031(b) 100,000 76,938
5.85%, 3/15/2036 450,000 433,089
6.10%, 6/1/2040(b) 200,000 193,571
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 79,537
7.50%, 4/15/2032 118,000 127,994
6.63%, 6/15/2037 200,000 199,058
3.65%, 12/1/2051(b) 50,000 34,087
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 480,934
3.50%, 11/15/2030(b) 400,000 339,594
4.65%, 8/15/2032(b) 60,000 54,459
5.80%, 11/15/2043 250,000 229,152
4.90%, 1/15/2045 350,000 285,662
30,896,628
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 304,345
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 156,428
6.00%, 1/15/2029 200,000 186,344
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH,
5.00%, 1/15/2030 200,000 173,342
820,459
Personal Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 81,121
2.38%, 12/1/2029 35,000 29,568
1.95%, 3/15/2031 100,000 79,347
3.13%, 12/1/2049(b) 150,000 105,611
GSK Consumer Healthcare
Capital US LLC ,
3.63%, 3/24/2032(f) 500,000 424,037
719,684
Pharmaceuticals 0 .8%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 175,240
1.75%, 5/28/2028(b) 125,000 105,055
2.25%, 5/28/2031 35,000 28,444
AstraZeneca plc ,
3.38%, 11/16/2025 500,000 476,902
0.70%, 4/8/2026(b) 200,000 172,831
1.38%, 8/6/2030(b) 200,000 154,357
6.45%, 9/15/2037 200,000 215,849
4.00%, 9/18/2042 250,000 209,133
2.13%, 8/6/2050 85,000 48,936
3.00%, 5/28/2051 180,000 124,767
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 309,381
3.20%, 6/15/2026 132,000 124,922
3.90%, 2/20/2028 750,000 714,277
2.95%, 3/15/2032 555,000 474,140
2.35%, 11/13/2040 350,000 233,617
3.25%, 8/1/2042 250,000 186,082
4.55%, 2/20/2048 195,000 171,584
4.25%, 10/26/2049 400,000 334,502
2.55%, 11/13/2050 300,000 184,842
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 90,922
2.25%, 5/15/2050(b) 300,000 185,579
2.50%, 9/15/2060 150,000 88,722
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 959,655
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 282,002
5.38%, 4/15/2034 201,000 200,427
4.20%, 3/18/2043(b) 300,000 251,184
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 233,383
4.95%, 5/15/2033 263,000 265,416
3.63%, 3/3/2037 100,000 86,456
3.70%, 3/1/2046 250,000 204,498
3.75%, 3/3/2047(b) 100,000 81,919
2.45%, 9/1/2060(b) 500,000 292,314
Merck & Co., Inc. ,
2.75%, 2/10/2025 220,000 210,907
1.70%, 6/10/2027 170,000 148,415
1.90%, 12/10/2028(b) 130,000 109,044
2.15%, 12/10/2031 115,000 92,751

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
3.90%, 3/7/2039 100,000 85,058
3.60%, 9/15/2042(b) 250,000 196,383
4.15%, 5/18/2043 350,000 296,709
4.00%, 3/7/2049 350,000 288,771
2.75%, 12/10/2051 70,000 45,590
2.90%, 12/10/2061 100,000 62,646
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 469,064
4.40%, 5/6/2044 200,000 179,488
4.00%, 11/20/2045(b) 200,000 168,844
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 491,053
0.80%, 5/28/2025(b) 125,000 113,505
2.63%, 4/1/2030 100,000 85,910
1.70%, 5/28/2030(b) 140,000 111,805
1.75%, 8/18/2031(b) 100,000 78,042
7.20%, 3/15/2039 525,000 623,889
2.55%, 5/28/2040 45,000 31,683
4.00%, 3/15/2049 500,000 427,022
2.70%, 5/28/2050(b) 65,000 43,915
Pharmacia LLC ,
6.60%, 12/1/2028(b)(e) 177,000 188,970
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 38,110
2.15%, 9/2/2031(b) 35,000 25,781
3.55%, 9/2/2050 200,000 124,638
3.35%, 9/2/2051 50,000 30,148
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 853,165
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 158,097
3.03%, 7/9/2040(b) 200,000 141,526
3.18%, 7/9/2050(b) 300,000 199,020
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 800,000 729,346
5.25%, 6/15/2046 100,000 70,559
Viatris, Inc. ,
1.65%, 6/22/2025(b) 200,000 177,798
2.30%, 6/22/2027(b) 400,000 326,596
2.70%, 6/22/2030 150,000 111,452
4.00%, 6/22/2050 100,000 59,859
Wyeth LLC ,
6.50%, 2/1/2034 206,000 226,737
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 226,314
3.90%, 8/20/2028 350,000 324,065
3.00%, 5/15/2050 300,000 196,659
16,236,672
Professional Services 0 .1%
Equifax, Inc. ,
5.10%, 12/15/2027(b) 45,000 43,537
2.35%, 9/15/2031 100,000 75,130
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 496,193
3.35%, 5/15/2026 280,000 262,332
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc. ,
4.00%, 6/15/2025(b) 250,000 242,009
3.63%, 5/15/2050(b) 85,000 57,958
1,177,159
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 493,265
Road & Rail 0 .4%
Burlington Northern Santa Fe
LLC ,
3.75%, 4/1/2024(b) 500,000 492,914
3.65%, 9/1/2025 250,000 242,233
3.25%, 6/15/2027(b) 300,000 280,290
4.55%, 9/1/2044 250,000 217,935
4.70%, 9/1/2045 250,000 220,784
3.90%, 8/1/2046 200,000 159,526
4.05%, 6/15/2048 250,000 204,374
3.55%, 2/15/2050(b) 250,000 187,376
2.88%, 6/15/2052 25,000 16,327
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 259,569
3.85%, 8/5/2032 40,000 36,467
6.20%, 6/1/2036 236,000 248,326
2.45%, 5/1/2050 85,000 51,196
4.40%, 8/5/2052 35,000 30,135
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 35,000 27,997
5.95%, 5/15/2037 250,000 252,011
3.00%, 12/2/2041 25,000 17,706
3.10%, 12/2/2051 30,000 19,693
6.13%, 9/15/2115 100,000 94,322
CSX Corp. ,
4.10%, 11/15/2032 40,000 36,325
4.10%, 3/15/2044 250,000 200,827
4.30%, 3/1/2048 250,000 205,927
4.50%, 3/15/2049 150,000 126,986
3.95%, 5/1/2050(b) 350,000 273,804
4.50%, 11/15/2052(b) 40,000 33,598
4.50%, 8/1/2054 150,000 124,087
4.65%, 3/1/2068 40,000 32,288
Kansas City Southern ,
2.88%, 11/15/2029 160,000 135,936
4.20%, 11/15/2069 115,000 83,422
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 84,338
3.00%, 3/15/2032(b) 55,000 45,989
4.45%, 6/15/2045 200,000 166,521
3.40%, 11/1/2049 170,000 118,952
2.90%, 8/25/2051 100,000 63,335
3.70%, 3/15/2053 40,000 29,037
4.55%, 6/1/2053 45,000 38,146
3.16%, 5/15/2055 250,000 159,794
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 71,584
1.75%, 9/1/2026 165,000 145,639
2.90%, 12/1/2026(b) 270,000 241,594
2.85%, 3/1/2027 25,000 22,410

32 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ryder System, Inc.,
4.30%, 6/15/2027 25,000 23,649
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 481,190
2.15%, 2/5/2027 55,000 49,085
3.95%, 9/10/2028 500,000 469,957
2.38%, 5/20/2031(b) 200,000 162,581
4.50%, 1/20/2033 100,000 94,963
3.60%, 9/15/2037 500,000 405,735
3.20%, 5/20/2041 100,000 74,540
4.05%, 11/15/2045 220,000 173,970
4.05%, 3/1/2046 340,000 277,357
2.95%, 3/10/2052 335,000 220,763
3.95%, 8/15/2059 300,000 227,490
8,161,000
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 67,971
4.39%, 6/1/2052(b) 85,000 71,860
Analog Devices, Inc. ,
2.80%, 10/1/2041(b) 175,000 123,738
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 187,525
1.75%, 6/1/2030 60,000 47,353
5.10%, 10/1/2035 250,000 244,276
2.75%, 6/1/2050 85,000 55,322
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 459,940
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 24,405
4.00%, 4/15/2029(f) 95,000 83,736
4.15%, 11/15/2030 121,000 104,731
4.15%, 4/15/2032(f) 80,000 66,908
4.30%, 11/15/2032 200,000 167,927
3.42%, 4/15/2033(f) 84,000 64,110
3.47%, 4/15/2034(f) 1,000,000 750,254
3.14%, 11/15/2035(f) 300,000 210,210
4.93%, 5/15/2037(f) 363,000 299,319
3.50%, 2/15/2041(f) 100,000 67,477
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 290,936
3.70%, 7/29/2025 500,000 487,157
3.75%, 3/25/2027 200,000 191,730
3.15%, 5/11/2027(b) 300,000 278,639
3.75%, 8/5/2027 60,000 56,965
1.60%, 8/12/2028(b) 75,000 61,896
4.00%, 8/5/2029 60,000 55,824
3.90%, 3/25/2030(b) 400,000 366,348
2.00%, 8/12/2031(b) 100,000 77,456
2.80%, 8/12/2041(b) 30,000 20,218
4.10%, 5/11/2047(b) 300,000 237,585
3.73%, 12/8/2047 443,000 329,100
3.25%, 11/15/2049 100,000 66,229
4.75%, 3/25/2050 400,000 345,629
4.90%, 8/5/2052 60,000 52,985
5.05%, 8/5/2062 60,000 51,934
KLA Corp. ,
4.65%, 11/1/2024(b) 63,000 62,785
4.65%, 7/15/2032 50,000 48,002
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp.,
3.30%, 3/1/2050(b) 220,000 154,531
4.95%, 7/15/2052(b) 90,000 81,759
5.25%, 7/15/2062 75,000 68,929
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 249,140
1.90%, 6/15/2030(b) 90,000 71,315
2.88%, 6/15/2050(b) 285,000 185,824
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 141,854
2.70%, 4/15/2032(b) 100,000 72,772
3.37%, 11/1/2041 50,000 32,147
3.48%, 11/1/2051 50,000 29,576
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 302,728
2.85%, 4/1/2030 360,000 308,542
2.00%, 6/15/2031 200,000 157,264
3.50%, 4/1/2050(b) 280,000 204,984
NXP BV ,
2.70%, 5/1/2025(b) 25,000 23,181
3.88%, 6/18/2026 35,000 32,665
4.30%, 6/18/2029(b) 100,000 89,546
3.40%, 5/1/2030 35,000 29,169
2.50%, 5/11/2031(b) 190,000 142,786
2.65%, 2/15/2032 40,000 30,008
5.00%, 1/15/2033 85,000 76,285
3.25%, 5/11/2041(b) 195,000 127,893
3.13%, 2/15/2042 50,000 31,841
3.25%, 11/30/2051 30,000 17,925
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 234,079
1.30%, 5/20/2028 73,000 60,224
2.15%, 5/20/2030(b) 80,000 65,940
1.65%, 5/20/2032(b) 590,000 441,682
4.65%, 5/20/2035 100,000 93,822
4.50%, 5/20/2052 90,000 77,183
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 30,261
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 185,772
2.25%, 9/4/2029(b) 300,000 253,980
1.90%, 9/15/2031(b) 80,000 63,184
3.65%, 8/16/2032 40,000 36,216
2.70%, 9/15/2051 100,000 66,385
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 148,536
4.50%, 4/22/2052(b) 200,000 172,452
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 300,000 247,424
11,018,284
Software 0 .5%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,203
3.25%, 2/1/2025(b) 135,000 131,008
2.15%, 2/1/2027(b) 245,000 220,926
2.30%, 2/1/2030(b) 600,000 498,463
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 120,560

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp. ,
3.63%, 12/15/2023(b) 400,000 396,384
2.88%, 2/6/2024 365,000 357,594
2.40%, 8/8/2026 465,000 430,443
3.50%, 2/12/2035(b) 325,000 291,970
3.45%, 8/8/2036 239,000 209,293
2.53%, 6/1/2050 836,000 546,195
2.92%, 3/17/2052 1,075,000 758,193
2.68%, 6/1/2060 400,000 251,522
Oracle Corp. ,
2.50%, 4/1/2025(b) 100,000 93,186
2.65%, 7/15/2026(b) 190,000 170,993
3.25%, 11/15/2027(b) 300,000 267,243
2.95%, 4/1/2030 600,000 483,640
3.25%, 5/15/2030(b) 250,000 206,737
2.88%, 3/25/2031(b) 500,000 394,333
3.90%, 5/15/2035 200,000 153,217
5.38%, 7/15/2040 350,000 291,684
4.50%, 7/8/2044 370,000 272,508
4.00%, 7/15/2046 500,000 337,911
4.00%, 11/15/2047 500,000 335,025
3.60%, 4/1/2050 700,000 437,992
3.85%, 4/1/2060 250,000 151,126
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 47,516
1.00%, 9/15/2025 60,000 53,251
2.95%, 9/15/2029(b) 90,000 75,767
1.75%, 2/15/2031 245,000 180,522
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 473,900
1.95%, 7/15/2031(b) 35,000 27,553
2.70%, 7/15/2041 200,000 137,690
2.90%, 7/15/2051 290,000 191,556
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 106,758
VMware, Inc. ,
4.70%, 5/15/2030 300,000 269,879
Workday, Inc. ,
3.50%, 4/1/2027(b) 50,000 46,249
3.70%, 4/1/2029 50,000 44,843
3.80%, 4/1/2032(b) 70,000 60,759
9,552,592
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
3.50%, 3/15/2032 55,000 43,852
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 35,391
2.40%, 8/1/2031 90,000 63,864
3.85%, 3/1/2032 30,000 23,705
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 309,008
4.00%, 4/15/2030 100,000 89,739
4.75%, 8/1/2032 40,000 37,516
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 93,601
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 30,898
Home Depot, Inc. (The) ,
2.70%, 4/15/2025(b) 30,000 28,616
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
4.00%, 9/15/2025 30,000 29,523
2.50%, 4/15/2027(b) 200,000 181,599
2.88%, 4/15/2027(b) 45,000 41,602
2.80%, 9/14/2027(b) 750,000 686,283
0.90%, 3/15/2028(b) 130,000 105,615
1.50%, 9/15/2028(b) 100,000 82,845
3.90%, 12/6/2028 300,000 284,957
1.38%, 3/15/2031 300,000 225,654
1.88%, 9/15/2031(b) 100,000 77,433
3.25%, 4/15/2032 200,000 173,169
4.50%, 9/15/2032(b) 90,000 86,024
5.95%, 4/1/2041 150,000 156,197
4.20%, 4/1/2043(b) 150,000 125,756
4.40%, 3/15/2045(b) 600,000 509,976
3.35%, 4/15/2050 135,000 96,760
2.38%, 3/15/2051 200,000 117,027
2.75%, 9/15/2051 100,000 63,584
3.63%, 4/15/2052 140,000 105,792
4.95%, 9/15/2052(b) 25,000 23,502
Lowe's Cos., Inc. ,
3.13%, 9/15/2024(b) 400,000 387,143
4.00%, 4/15/2025(b) 500,000 489,872
4.40%, 9/8/2025(b) 40,000 39,390
3.35%, 4/1/2027 60,000 55,568
3.10%, 5/3/2027(b) 250,000 229,255
1.30%, 4/15/2028(b) 170,000 137,228
1.70%, 9/15/2028(b) 80,000 65,315
6.50%, 3/15/2029 236,000 248,217
3.65%, 4/5/2029 400,000 360,473
1.70%, 10/15/2030 75,000 56,551
3.75%, 4/1/2032(b) 245,000 211,926
5.00%, 4/15/2033(b) 60,000 56,676
2.80%, 9/15/2041 60,000 38,215
4.05%, 5/3/2047 250,000 187,660
3.00%, 10/15/2050 345,000 211,260
4.25%, 4/1/2052 65,000 49,771
5.63%, 4/15/2053 50,000 46,241
4.45%, 4/1/2062 75,000 55,978
5.80%, 9/15/2062 60,000 55,053
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 285,881
4.70%, 6/15/2032 100,000 93,576
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 455,320
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 41,192
7,787,249
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 568,007
1.13%, 5/11/2025 140,000 128,409
0.55%, 8/20/2025(b) 500,000 447,904
3.25%, 2/23/2026(b) 1,130,000 1,084,329
2.45%, 8/4/2026 625,000 576,302
3.35%, 2/9/2027(b) 500,000 477,407
3.20%, 5/11/2027(b) 300,000 282,182
1.40%, 8/5/2028(b) 50,000 41,640
3.25%, 8/8/2029(b) 150,000 136,916

34 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
2.20%, 9/11/2029 235,000 200,189
1.65%, 5/11/2030(b) 300,000 241,510
1.25%, 8/20/2030 500,000 384,800
1.65%, 2/8/2031(b) 250,000 197,153
1.70%, 8/5/2031 50,000 39,182
3.35%, 8/8/2032(b) 150,000 133,593
3.85%, 5/4/2043 550,000 461,451
4.38%, 5/13/2045 355,000 318,531
4.65%, 2/23/2046 460,000 430,151
2.65%, 5/11/2050 300,000 197,285
2.40%, 8/20/2050(b) 400,000 248,259
2.65%, 2/8/2051 400,000 262,613
2.70%, 8/5/2051 50,000 33,002
3.95%, 8/8/2052 120,000 100,208
2.55%, 8/20/2060(b) 300,000 179,679
2.85%, 8/5/2061 50,000 31,348
4.10%, 8/8/2062 120,000 98,374
Dell International LLC ,
4.00%, 7/15/2024 200,000 196,318
6.02%, 6/15/2026 700,000 702,820
3.38%, 12/15/2041(f) 100,000 61,880
8.35%, 7/15/2046 99,000 106,782
3.45%, 12/15/2051(b)(f) 150,000 85,277
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(b)(e) 150,000 136,175
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 133,622
4.75%, 1/15/2028 60,000 56,305
4.00%, 4/15/2029(b) 60,000 52,584
2.65%, 6/17/2031 50,000 36,690
4.20%, 4/15/2032 60,000 48,759
5.50%, 1/15/2033 60,000 53,245
6.00%, 9/15/2041(b) 250,000 216,919
Western Digital Corp. ,
2.85%, 2/1/2029(b) 250,000 194,285
9,382,085
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 347,491
3.88%, 11/1/2045(b) 250,000 202,551
3.38%, 3/27/2050(b) 200,000 146,897
696,939
Thrifts & Mortgage Finance 0 .0%
†
BPCE SA ,
4.00%, 4/15/2024(b) 475,000 466,576
Tobacco 0 .2%
Altria Group, Inc. ,
4.40%, 2/14/2026(b) 160,000 153,969
4.50%, 5/2/2043 250,000 176,207
5.38%, 1/31/2044(b) 170,000 137,626
5.95%, 2/14/2049(b) 500,000 413,989
3.70%, 2/4/2051 250,000 150,920
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 481,129
4.70%, 4/2/2027 100,000 93,307
3.56%, 8/15/2027 750,000 658,629
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp.,
4.74%, 3/16/2032(b) 70,000 58,558
4.39%, 8/15/2037 500,000 356,696
4.54%, 8/15/2047 300,000 198,765
4.76%, 9/6/2049 150,000 102,233
5.65%, 3/16/2052 70,000 53,367
BAT International Finance plc ,
1.67%, 3/25/2026 150,000 129,662
4.45%, 3/16/2028 70,000 62,388
Philip Morris International,
Inc. ,
6.38%, 5/16/2038 460,000 435,389
3.88%, 8/21/2042 250,000 169,232
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 483,058
5.70%, 8/15/2035 120,000 101,484
4,416,608
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 69,009
3.25%, 3/1/2025 1,000,000 936,647
3.75%, 6/1/2026 250,000 228,527
1.88%, 8/15/2026(b) 80,000 67,798
2.10%, 9/1/2028 100,000 77,921
3.25%, 10/1/2029(b) 250,000 203,482
Aircastle Ltd. ,
4.13%, 5/1/2024 300,000 288,276
GATX Corp. ,
3.25%, 9/15/2026 500,000 457,040
4.00%, 6/30/2030 100,000 86,648
4.90%, 3/15/2033 145,000 130,368
3.10%, 6/1/2051 90,000 52,345
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 195,196
2,793,257
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 55,691
4.30%, 9/1/2045 500,000 403,747
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 131,484
5.30%, 5/1/2052 40,000 35,847
626,769
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 184,947
6.13%, 3/30/2040 350,000 347,753
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 76,157
3.63%, 12/15/2025(b) 200,000 189,033
3.20%, 3/15/2027(b)(f) 60,000 54,802
3.80%, 3/15/2032(f) 70,000 60,539
4.50%, 3/15/2042(f) 70,000 56,414
4.50%, 3/15/2043 100,000 79,102
5.00%, 3/15/2044 250,000 205,023
3.70%, 11/15/2049(b) 400,000 273,566
4.55%, 3/15/2052(f) 80,000 63,805

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 477,883
3.75%, 4/15/2027(b) 500,000 461,420
2.05%, 2/15/2028 100,000 82,980
3.88%, 4/15/2030 500,000 443,508
2.55%, 2/15/2031 500,000 396,145
2.70%, 3/15/2032(b) 80,000 62,437
4.38%, 4/15/2040 250,000 203,571
3.00%, 2/15/2041 200,000 133,668
4.50%, 4/15/2050(b) 300,000 240,166
3.30%, 2/15/2051 300,000 195,450
3.40%, 10/15/2052 200,000 132,038
5.80%, 9/15/2062 200,000 185,929
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 490,570
7.88%, 2/15/2030 206,000 225,287
4.38%, 2/19/2043 500,000 382,478
5.25%, 5/30/2048 400,000 331,213
4.25%, 9/17/2050(b) 40,000 28,622
6,064,506
Total Corporate Bonds
(cost $564,926,190)
480,376,808
Foreign Government Securities 1 .5%
CANADA 0.2%
Province of Alberta,
3.35%, 11/1/2023(b) 500,000 494,291
3.30%, 3/15/2028 500,000 470,890
Province of Ontario,
3.05%, 1/29/2024 500,000 490,684
2.50%, 4/27/2026 600,000 559,011
2.00%, 10/2/2029(b) 1,000,000 855,000
Province of Quebec,
2.50%, 4/9/2024(b) 500,000 485,825
0.60%, 7/23/2025 450,000 404,366
7.50%, 9/15/2029(b) 578,000 683,051
4,443,118
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 716,423
3.24%, 2/6/2028(b) 500,000 450,052
2.45%, 1/31/2031(b) 500,000 399,961
2.55%, 1/27/2032(b) 500,000 392,190
3.10%, 5/7/2041(b) 400,000 271,022
3.63%, 10/30/2042 400,000 286,968
2,516,616
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024 600,000 587,584
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 491,250
Foreign Government Securities
Principal
Amount ($) Value ($)
7.63%, 3/29/2041(b) 100,000 98,965
590,215
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 189,986
3.50%, 1/11/2028 500,000 453,771
4.10%, 4/24/2028(b) 1,000,000 930,036
2.85%, 2/14/2030(b) 500,000 428,229
4.65%, 9/20/2032(b) 200,000 187,586
5.35%, 2/11/2049(b) 200,000 177,398
4.20%, 10/15/2050(b) 200,000 151,468
4.45%, 4/15/2070 200,000 149,592
2,668,066
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 188,124
3.38%, 1/15/2050(b) 200,000 148,053
3.88%, 7/3/2050(b) 200,000 161,054
4.50%, 4/3/2120 200,000 162,216
659,447
ITALY 0.1%
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 459,446
4.00%, 10/17/2049 400,000 283,626
743,072
JAPAN 0.2%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,934,915
2.38%, 4/20/2026 500,000 463,233
1.88%, 7/21/2026 500,000 450,677
2,848,825
MEXICO 0.2%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 191,140
3.75%, 1/11/2028(b) 1,000,000 917,256
2.66%, 5/24/2031(b) 700,000 536,679
4.88%, 5/19/2033 200,000 175,797
6.75%, 9/27/2034 996,000 1,006,764
6.05%, 1/11/2040(b) 400,000 369,916
4.75%, 3/8/2044 400,000 306,511
5.55%, 1/21/2045 500,000 427,839
4.60%, 1/23/2046 347,000 255,676
4.35%, 1/15/2047 300,000 211,543
3.77%, 5/24/2061 200,000 117,982
4,517,103
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 250,000 245,583
4.30%, 4/29/2053 500,000 333,426
4.50%, 4/1/2056 400,000 269,889

36 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
3.87%, 7/23/2060 400,000 237,415
1,086,313
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027(b) 750,000 709,174
2.78%, 1/23/2031 500,000 395,894
8.75%, 11/21/2033(b) 300,000 361,060
3.00%, 1/15/2034(b) 200,000 150,171
3.30%, 3/11/2041 200,000 137,933
5.63%, 11/18/2050(b) 300,000 282,560
3.60%, 1/15/2072 150,000 90,446
2,127,238
PHILIPPINES 0.2%
Republic of Philippines,
4.20%, 1/21/2024(b) 500,000 492,567
9.50%, 2/2/2030 500,000 618,925
2.46%, 5/5/2030 500,000 413,682
7.75%, 1/14/2031(b) 200,000 230,167
6.38%, 10/23/2034 500,000 522,132
3.70%, 2/2/2042 600,000 457,742
2,735,215
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 492,615
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 904,318
Republic of Korea,
5.63%, 11/3/2025 300,000 306,987
4.13%, 6/10/2044(b) 250,000 236,636
1,447,941
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,233,837
5.10%, 6/18/2050 700,000 639,791
1,873,628
Total Foreign Government Securities
(cost $33,990,283)
29,336,996
Mortgage-Backed Securities 27 .5%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 18,871 18,500
Pool# J09912
4.00%, 6/1/2024 50,175 48,613
Pool# C00351
8.00%, 7/1/2024 70 71
Pool# D60780
8.00%, 6/1/2025 331 333
Pool# G30267
5.00%, 8/1/2025 17,011 16,702
Pool# E02746
3.50%, 11/1/2025 52,637 50,011
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J13883
3.50%, 12/1/2025 119,122 113,259
Pool# J14732
4.00%, 3/1/2026 63,480 61,604
Pool# E02896
3.50%, 5/1/2026 56,725 53,841
Pool# J18127
3.00%, 3/1/2027 79,547 77,262
Pool# J18702
3.00%, 3/1/2027 72,851 70,849
Pool# J19106
3.00%, 5/1/2027 32,198 31,274
Pool# J20471
3.00%, 9/1/2027 147,471 142,811
Pool# D82854
7.00%, 10/1/2027 40 40
Pool# G14609
3.00%, 11/1/2027 216,679 209,620
Pool# C00566
7.50%, 12/1/2027 361 372
Pool# G15100
2.50%, 7/1/2028 98,182 93,656
Pool# C18271
7.00%, 11/1/2028 1,550 1,577
Pool# C00678
7.00%, 11/1/2028 346 354
Pool# C00836
7.00%, 7/1/2029 304 316
Pool# C31285
7.00%, 9/1/2029 471 480
Pool# G18536
2.50%, 1/1/2030 1,379,449 1,279,995
Pool# C37436
8.00%, 1/1/2030 848 894
Pool# C36429
7.00%, 2/1/2030 507 510
Pool# C36306
7.00%, 2/1/2030 490 493
Pool# C00921
7.50%, 2/1/2030 609 639
Pool# G01108
7.00%, 4/1/2030 214 222
Pool# C37703
7.50%, 4/1/2030 319 320
Pool# G18552
3.00%, 5/1/2030 500,431 473,165
Pool# U49055
3.00%, 6/1/2030 56,965 53,313
Pool# J32243
3.00%, 7/1/2030 406,609 383,815
Pool# J32257
3.00%, 7/1/2030 82,813 78,299
Pool# J32255
3.00%, 7/1/2030 75,570 71,452
Pool# C41561
8.00%, 8/1/2030 1,605 1,625
Pool# C01051
8.00%, 9/1/2030 849 896
Pool# C43550
7.00%, 10/1/2030 1,170 1,177

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44017
7.50%, 10/1/2030 374 375
Pool# C43967
8.00%, 10/1/2030 1,556 1,557
Pool# C44957
8.00%, 11/1/2030 729 733
Pool# J33361
3.00%, 12/1/2030 185,889 175,753
Pool# G18578
3.00%, 12/1/2030 168,818 159,198
Pool# J33315
3.00%, 12/1/2030 73,009 69,022
Pool# C01103
7.50%, 12/1/2030 432 459
Pool# C46932
7.50%, 1/1/2031 548 553
Pool# G18587
3.00%, 2/1/2031 123,715 116,209
Pool# G18592
3.00%, 3/1/2031 135,437 128,049
Pool# C48206
7.50%, 3/1/2031 1,451 1,453
Pool# C91366
4.50%, 4/1/2031 43,134 41,729
Pool# G18601
3.00%, 5/1/2031 79,545 75,205
Pool# G18605
3.00%, 6/1/2031 46,477 43,940
Pool# J34627
3.00%, 6/1/2031 11,756 11,114
Pool# C91377
4.50%, 6/1/2031 23,096 22,455
Pool# C53324
7.00%, 6/1/2031 1,335 1,352
Pool# C01209
8.00%, 6/1/2031 283 285
Pool# J35107
2.50%, 8/1/2031 88,620 82,135
Pool# G01309
7.00%, 8/1/2031 498 513
Pool# G01311
7.00%, 9/1/2031 4,154 4,315
Pool# C01222
7.00%, 9/1/2031 604 634
Pool# G01315
7.00%, 9/1/2031 154 161
Pool# J35522
2.50%, 10/1/2031 302,568 280,416
Pool# C60012
7.00%, 11/1/2031 574 577
Pool# C61298
8.00%, 11/1/2031 2,086 2,100
Pool# J35957
2.50%, 12/1/2031 442,088 409,714
Pool# C61105
7.00%, 12/1/2031 4,539 4,612
Pool# C63171
7.00%, 1/1/2032 3,253 3,340
Pool# V61548
2.50%, 2/1/2032 428,118 397,686
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# D99004
3.50%, 3/1/2032 76,051 71,837
Pool# G30577
3.50%, 4/1/2032 165,394 156,230
Pool# G01391
7.00%, 4/1/2032 7,970 8,316
Pool# C01345
7.00%, 4/1/2032 2,797 2,945
Pool# C01370
8.00%, 4/1/2032 664 691
Pool# C01381
8.00%, 5/1/2032 10,108 10,627
Pool# C68290
7.00%, 6/1/2032 2,035 2,073
Pool# C68300
7.00%, 6/1/2032 805 806
Pool# D99266
3.50%, 7/1/2032 128,767 121,632
Pool# G01449
7.00%, 7/1/2032 4,895 5,125
Pool# C69908
7.00%, 8/1/2032 20,913 21,442
Pool# C91558
3.50%, 9/1/2032 25,187 23,791
Pool# G16407
2.50%, 1/1/2033 231,647 214,176
Pool# G16408
2.50%, 1/1/2033 161,254 149,082
Pool# G01536
7.00%, 3/1/2033 7,650 7,983
Pool# C01528
5.00%, 4/1/2033 35,683 35,873
Pool# G30646
3.00%, 5/1/2033 153,990 142,040
Pool# G30642
3.00%, 5/1/2033 79,538 73,364
Pool# K90535
3.00%, 5/1/2033 34,113 31,466
Pool# G18693
4.00%, 5/1/2033 51,410 50,220
Pool# G18696
3.50%, 7/1/2033 13,851 13,147
Pool# A16419
6.50%, 11/1/2033 13,473 13,899
Pool# C01806
7.00%, 1/1/2034 10,574 10,694
Pool# A21356
6.50%, 4/1/2034 42,845 44,200
Pool# C01851
6.50%, 4/1/2034 16,588 17,113
Pool# A24301
6.50%, 5/1/2034 25,149 25,945
Pool# A22067
6.50%, 5/1/2034 13,162 13,625
Pool# G18737
3.50%, 6/1/2034 90,781 86,106
Pool# A24988
6.50%, 7/1/2034 10,006 10,322
Pool# G01741
6.50%, 10/1/2034 5,930 6,146

38 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08023
6.50%, 11/1/2034 12,866 13,454
Pool# G01947
7.00%, 5/1/2035 6,285 6,540
Pool# G08073
5.50%, 8/1/2035 57,072 59,017
Pool# A37135
5.50%, 9/1/2035 92,152 94,244
Pool# A47368
5.00%, 10/1/2035 78,674 79,127
Pool# A38531
5.50%, 10/1/2035 123,896 127,650
Pool# A38255
5.50%, 10/1/2035 97,989 101,329
Pool# G08088
6.50%, 10/1/2035 57,167 59,319
Pool# A39759
5.50%, 11/1/2035 4,024 4,094
Pool# A40376
5.50%, 12/1/2035 2,493 2,528
Pool# A42305
5.50%, 1/1/2036 7,758 7,850
Pool# A41548
7.00%, 1/1/2036 10,726 10,818
Pool# G08111
5.50%, 2/1/2036 76,521 79,129
Pool# A43886
5.50%, 3/1/2036 258,255 262,392
Pool# A43885
5.50%, 3/1/2036 166,464 167,299
Pool# A43884
5.50%, 3/1/2036 111,191 110,950
Pool# A48378
5.50%, 3/1/2036 63,937 63,744
Pool# A43861
5.50%, 3/1/2036 44,674 44,641
Pool# G08116
5.50%, 3/1/2036 17,236 17,823
Pool# A48735
5.50%, 5/1/2036 6,561 6,536
Pool# A53039
6.50%, 10/1/2036 42,385 43,727
Pool# G05254
5.00%, 1/1/2037 53,968 54,450
Pool# G04331
5.00%, 2/1/2037 53,428 53,905
Pool# G05941
6.00%, 2/1/2037 272,006 286,090
Pool# G03620
6.50%, 10/1/2037 1,780 1,876
Pool# G03721
6.00%, 12/1/2037 25,018 26,376
Pool# G03969
6.00%, 2/1/2038 26,508 27,990
Pool# C91982
3.50%, 3/1/2038 89,001 82,509
Pool# G04913
5.00%, 3/1/2038 94,912 95,767
Pool# G05299
4.50%, 6/1/2038 88,767 86,854
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04581
6.50%, 8/1/2038 48,321 50,011
Pool# C92013
3.50%, 9/1/2038 221,696 205,548
Pool# A81674
6.00%, 9/1/2038 169,671 177,972
Pool# G05459
5.50%, 5/1/2039 674,575 697,604
Pool# G05535
4.50%, 7/1/2039 256,432 251,622
Pool# A89500
4.50%, 10/1/2039 25,445 24,989
Pool# A91165
5.00%, 2/1/2040 1,048,188 1,057,685
Pool# G60342
4.50%, 5/1/2042 253,799 248,979
Pool# G60195
4.00%, 6/1/2042 321,825 307,159
Pool# Q08977
4.00%, 6/1/2042 63,746 59,837
Pool# Q09824
4.00%, 8/1/2042 40,927 39,079
Pool# Q11087
4.00%, 9/1/2042 47,801 44,749
Pool# G07158
3.50%, 10/1/2042 179,325 164,895
Pool# G07163
3.50%, 10/1/2042 159,962 147,091
Pool# Q11532
3.50%, 10/1/2042 119,096 109,512
Pool# Q12051
3.50%, 10/1/2042 95,368 87,694
Pool# Q12052
3.50%, 10/1/2042 41,631 38,195
Pool# C09020
3.50%, 11/1/2042 290,204 266,851
Pool# G07264
3.50%, 12/1/2042 261,785 240,718
Pool# Q14292
3.50%, 1/1/2043 71,109 65,388
Pool# Q15884
3.00%, 2/1/2043 385,977 346,370
Pool# Q16470
3.00%, 3/1/2043 836,145 750,566
Pool# V80002
2.50%, 4/1/2043 328,937 279,964
Pool# Q16915
3.00%, 4/1/2043 293,591 263,618
Pool# Q17675
3.50%, 4/1/2043 319,807 294,066
Pool# Q18523
3.50%, 5/1/2043 309,625 284,801
Pool# Q18751
3.50%, 6/1/2043 408,179 375,348
Pool# G07410
3.50%, 7/1/2043 133,699 122,937
Pool# Q20332
3.50%, 7/1/2043 44,572 40,891
Pool# G07459
3.50%, 8/1/2043 371,626 341,708

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60038
3.50%, 1/1/2044 786,814 723,496
Pool# Q26869
4.00%, 6/1/2044 357,016 338,074
Pool# G07946
4.00%, 7/1/2044 11,942 11,365
Pool# Q28607
3.50%, 9/1/2044 143,961 132,074
Pool# G61231
3.50%, 9/1/2044 38,821 35,697
Pool# G08609
3.50%, 10/1/2044 122,616 112,749
Pool# Q30833
4.00%, 1/1/2045 18,075 17,193
Pool# G60400
4.50%, 1/1/2045 99,487 97,579
Pool# G07925
4.00%, 2/1/2045 32,832 31,226
Pool# Q34165
4.00%, 6/1/2045 200,091 189,482
Pool# V81873
4.00%, 8/1/2045 122,583 116,539
Pool# G08669
4.00%, 9/1/2045 186,277 177,037
Pool# V82126
3.50%, 12/1/2045 111,042 102,102
Pool# Q38199
3.50%, 1/1/2046 8,913 8,189
Pool# Q38357
4.00%, 1/1/2046 55,074 52,317
Pool# G61365
4.50%, 1/1/2046 37,562 36,851
Pool# G08697
3.00%, 3/1/2046 529,683 471,146
Pool# Q39364
3.50%, 3/1/2046 84,847 78,019
Pool# Q39434
3.50%, 3/1/2046 68,346 62,787
Pool# Q39440
4.00%, 3/1/2046 29,566 27,947
Pool# G08704
4.50%, 4/1/2046 18,277 17,844
Pool# Q40097
4.50%, 4/1/2046 2,950 2,841
Pool# G60582
3.50%, 5/1/2046 215,338 198,016
Pool# Q40718
3.50%, 5/1/2046 70,347 64,657
Pool# G08707
4.00%, 5/1/2046 87,946 83,483
Pool# G08708
4.50%, 5/1/2046 13,309 13,016
Pool# Q40728
4.50%, 5/1/2046 2,682 2,581
Pool# Q41548
3.00%, 7/1/2046 79,663 71,010
Pool# Q41903
3.50%, 7/1/2046 103,077 94,784
Pool# Q41491
3.50%, 7/1/2046 9,679 8,868
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41407
3.50%, 7/1/2046 2,657 2,427
Pool# G61791
4.00%, 7/1/2046 83,697 79,640
Pool# Q41947
4.50%, 7/1/2046 3,837 3,707
Pool# G08715
3.00%, 8/1/2046 533,217 474,932
Pool# Q42596
3.50%, 8/1/2046 84,922 78,322
Pool# Q42203
3.50%, 8/1/2046 22,315 20,540
Pool# G61237
3.50%, 8/1/2046 15,997 14,710
Pool# Q42393
3.50%, 8/1/2046 12,995 11,879
Pool# Q42680
4.00%, 8/1/2046 3,634 3,427
Pool# G08720
4.50%, 8/1/2046 10,082 9,828
Pool# G61323
3.00%, 9/1/2046 507,822 454,960
Pool# G08721
3.00%, 9/1/2046 292,938 260,811
Pool# V82617
3.50%, 9/1/2046 195,423 179,288
Pool# G08722
3.50%, 9/1/2046 58,389 53,811
Pool# G60733
4.50%, 9/1/2046 111,883 109,367
Pool# G60722
3.00%, 10/1/2046 860,372 766,328
Pool# Q44035
3.00%, 10/1/2046 408,018 362,679
Pool# G61815
4.00%, 10/1/2046 34,568 32,873
Pool# G61257
3.00%, 11/1/2046 821,379 729,398
Pool# Q44452
3.00%, 11/1/2046 184,877 164,209
Pool# G08732
3.00%, 11/1/2046 53,037 47,042
Pool# Q44473
3.50%, 11/1/2046 23,131 21,125
Pool# Q44223
3.50%, 11/1/2046 13,384 12,242
Pool# G08734
4.00%, 11/1/2046 259,840 246,574
Pool# G08737
3.00%, 12/1/2046 1,759,283 1,563,797
Pool# G60989
3.00%, 12/1/2046 307,868 274,204
Pool# Q45878
3.00%, 12/1/2046 64,683 57,348
Pool# G08738
3.50%, 12/1/2046 1,124,136 1,030,395
Pool# Q45024
3.50%, 12/1/2046 85,173 77,985
Pool# G08741
3.00%, 1/1/2047 484,160 430,187

40 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08747
3.00%, 2/1/2047 918,723 815,933
Pool# G08748
3.50%, 2/1/2047 234,331 215,031
Pool# G08749
4.00%, 2/1/2047 398,091 377,691
Pool# G61890
4.00%, 2/1/2047 28,883 27,425
Pool# G08751
3.50%, 3/1/2047 349,978 320,508
Pool# Q47592
3.50%, 4/1/2047 60,485 55,319
Pool# Q47484
3.50%, 4/1/2047 14,660 13,467
Pool# G60988
3.00%, 5/1/2047 1,063,477 947,576
Pool# Q48098
3.50%, 5/1/2047 45,163 41,432
Pool# Q48237
4.50%, 5/1/2047 72,197 69,973
Pool# G61390
3.00%, 6/1/2047 775,783 689,329
Pool# Q48414
4.50%, 6/1/2047 50,985 48,965
Pool# Q48365
4.50%, 6/1/2047 15,477 15,043
Pool# G08770
3.50%, 7/1/2047 673,375 618,111
Pool# V83270
3.50%, 7/1/2047 150,385 137,538
Pool# G61339
3.00%, 8/1/2047 157,358 139,936
Pool# G08774
3.50%, 8/1/2047 74,214 67,874
Pool# Q49917
3.50%, 8/1/2047 54,453 49,734
Pool# Q53085
3.00%, 9/1/2047 167,909 150,011
Pool# G61295
3.50%, 9/1/2047 365,877 336,481
Pool# G08779
3.50%, 9/1/2047 202,018 184,759
Pool# G61622
3.00%, 10/1/2047 384,753 342,455
Pool# G08785
4.00%, 10/1/2047 23,231 21,920
Pool# Q52075
4.00%, 11/1/2047 141,057 133,813
Pool# V83598
3.50%, 12/1/2047 61,282 56,062
Pool# G67707
3.50%, 1/1/2048 445,898 411,003
Pool# V83909
4.00%, 1/1/2048 168,290 159,730
Pool# G61311
3.50%, 2/1/2048 415,829 380,365
Pool# T65458
3.50%, 2/1/2048 77,168 69,180
Pool# G08801
4.00%, 2/1/2048 126,206 119,342
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q54460
4.00%, 2/1/2048 126,187 119,345
Pool# G61298
4.00%, 2/1/2048 58,782 55,596
Pool# Q54727
3.50%, 3/1/2048 168,806 154,387
Pool# Q55401
5.00%, 4/1/2048 34,772 34,372
Pool# V84237
3.50%, 5/1/2048 275,097 251,357
Pool# G08813
3.50%, 5/1/2048 30,297 27,624
Pool# G08820
4.50%, 5/1/2048 240,095 232,193
Pool# G08821
5.00%, 5/1/2048 9,446 9,311
Pool# G67712
4.00%, 6/1/2048 122,022 115,626
Pool# G67713
4.00%, 6/1/2048 99,794 94,515
Pool# G08817
4.00%, 6/1/2048 37,129 35,030
Pool# G08818
4.50%, 6/1/2048 127,259 123,156
Pool# Q56473
4.50%, 6/1/2048 32,978 32,191
Pool# Q56472
4.50%, 6/1/2048 30,631 29,985
Pool# G08827
4.50%, 7/1/2048 85,101 82,167
Pool# Q57401
4.50%, 7/1/2048 38,532 37,613
Pool# Q57402
4.50%, 7/1/2048 12,464 12,201
Pool# G08833
5.00%, 7/1/2048 3,869 3,828
Pool# G08831
4.00%, 8/1/2048 99,700 94,280
Pool# G08836
4.00%, 9/1/2048 403,029 380,304
Pool# G67716
4.50%, 10/1/2048 69,862 68,193
Pool# G08843
4.50%, 10/1/2048 30,631 29,624
Pool# V85044
4.00%, 12/1/2048 120,242 113,691
Pool# V85082
4.50%, 12/1/2048 22,064 21,357
Pool# G61846
4.00%, 1/1/2049 2,146 2,031
Pool# V85139
4.50%, 1/1/2049 29,142 28,201
FHLMC Non Gold Pool
Pool# 1B8478
4.00%, 7/1/2041(a) 34,952 35,645
Pool# 2B0108
2.15%, 1/1/2042(a) 6,873 6,800
Pool# 2B1381
3.25%, 6/1/2043(a) 1,367 1,357

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 51,208 49,561
Pool# ZS7757
3.00%, 3/1/2030 344,432 327,003
Pool# SB0383
2.50%, 4/1/2032 753,113 698,763
Pool# ZS8701
3.50%, 6/1/2033 49,712 47,131
Pool# SB0218
3.00%, 10/1/2033 87,046 81,123
Pool# SB0366
3.50%, 2/1/2034 120,817 114,545
Pool# QN0248
3.00%, 7/1/2034 45,614 42,479
Pool# SB0095
3.50%, 7/1/2034 102,649 97,753
Pool# SB0069
3.00%, 9/1/2034 159,959 148,963
Pool# SB8021
3.00%, 12/1/2034 300,891 280,201
Pool# SB8500
2.50%, 7/1/2035 763,820 693,957
Pool# SB8505
2.50%, 10/1/2035 2,219,127 2,016,137
Pool# SB8506
2.00%, 2/1/2036 1,943,858 1,715,570
Pool# SB8508
2.00%, 2/1/2036 1,367,763 1,206,744
Pool# RC1826
2.00%, 2/1/2036 392,776 346,510
Pool# SB8092
1.50%, 3/1/2036 445,839 382,913
Pool# RC1887
2.00%, 3/1/2036 739,966 652,807
Pool# RC2049
2.00%, 6/1/2036 1,745,105 1,540,399
Pool# RC2045
2.00%, 6/1/2036 547,094 482,645
Pool# SB8112
2.50%, 7/1/2036 311,013 282,543
Pool# QN7405
2.00%, 8/1/2036 226,314 199,659
Pool# SB8119
2.00%, 9/1/2036 1,001,341 883,364
Pool# SB8140
1.50%, 2/1/2037 645,493 554,335
Pool# SB8144
1.50%, 3/1/2037 1,337,966 1,148,598
Pool# QN9700
1.50%, 3/1/2037 425,564 365,325
Pool# SB8148
2.00%, 4/1/2037 2,965,048 2,615,538
Pool# QA2237
3.00%, 7/1/2046 1,025,959 913,761
Pool# QA2226
3.00%, 7/1/2046 603,624 537,612
Pool# ZS4693
3.00%, 12/1/2046 804,642 714,403
Pool# ZM2339
3.50%, 1/1/2047 171,568 156,512
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZS4746
3.00%, 12/1/2047 398,874 351,908
Pool# ZA5785
4.50%, 10/1/2048 167,932 162,600
Pool# ZT1321
4.50%, 11/1/2048 220,386 212,900
Pool# ZA6139
4.50%, 12/1/2048 73,522 70,916
Pool# SD0295
3.00%, 2/1/2049 1,898,956 1,691,862
Pool# ZA6536
4.00%, 3/1/2049 79,282 74,748
Pool# ZA6380
4.00%, 3/1/2049 73,400 69,285
Pool# ZT1858
4.50%, 4/1/2049 39,707 38,533
Pool# QA8965
3.00%, 4/1/2050 581,819 510,451
Pool# RA2579
3.00%, 5/1/2050 270,353 237,133
Pool# RA3022
2.50%, 6/1/2050 602,072 508,773
Pool# SD7521
2.50%, 7/1/2050 912,657 772,373
Pool# RA3174
3.00%, 7/1/2050 566,564 500,163
Pool# SD7523
2.50%, 8/1/2050 238,049 201,848
Pool# RA3382
3.00%, 8/1/2050 554,860 486,509
Pool# SD0500
3.00%, 8/1/2050 42,114 37,115
Pool# SD0514
2.00%, 10/1/2050 884,180 720,167
Pool# RA3723
2.00%, 10/1/2050 278,436 226,787
Pool# RA3935
2.50%, 11/1/2050 2,665,066 2,253,724
Pool# RA3932
2.50%, 11/1/2050 1,550,055 1,318,501
Pool# RA3934
2.50%, 11/1/2050 781,205 660,144
Pool# RA3987
2.50%, 11/1/2050 342,941 290,009
Pool# RA4071
2.50%, 12/1/2050 903,243 763,082
Pool# RA4216
2.50%, 12/1/2050 838,024 707,983
Pool# RA4411
2.50%, 1/1/2051 1,959,199 1,654,621
Pool# RA4351
2.50%, 1/1/2051 1,005,242 849,045
Pool# RA4410
2.50%, 1/1/2051 703,812 594,688
Pool# RA4652
2.00%, 2/1/2051 3,178,025 2,586,478
Pool# RA4493
2.00%, 2/1/2051 1,523,072 1,239,582
Pool# QB9104
2.00%, 2/1/2051 812,223 661,172

42 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4737
2.00%, 3/1/2051 2,937,128 2,391,355
Pool# RA4718
2.00%, 3/1/2051 1,283,998 1,045,012
Pool# SD7537
2.00%, 3/1/2051 686,935 559,292
Pool# SD8139
1.50%, 4/1/2051 965,476 741,538
Pool# SD8140
2.00%, 4/1/2051 5,447,060 4,433,197
Pool# SD8145
1.50%, 5/1/2051 1,911,217 1,467,915
Pool# SD8146
2.00%, 5/1/2051 12,483,815 10,156,269
Pool# QC2070
2.00%, 5/1/2051 134,611 109,556
Pool# SD0593
3.00%, 5/1/2051 2,015,007 1,786,824
Pool# RA5436
2.00%, 6/1/2051 407,820 331,526
Pool# RA5373
2.00%, 6/1/2051 343,322 279,256
Pool# SD8154
1.50%, 7/1/2051 1,925,540 1,478,920
Pool# RA5398
2.00%, 7/1/2051 1,163,339 946,073
Pool# QC5128
2.00%, 8/1/2051 329,111 267,594
Pool# SD8166
2.00%, 9/1/2051 1,926,002 1,565,699
Pool# RA6140
2.00%, 10/1/2051 1,364,242 1,108,179
Pool# RA6085
2.00%, 10/1/2051 816,993 664,664
Pool# RA6091
2.00%, 10/1/2051 796,293 647,328
Pool# RA6503
2.00%, 12/1/2051 9,419,608 7,651,550
Pool# RA6624
2.00%, 1/1/2052 6,045,924 4,908,209
Pool# SD0856
2.00%, 1/1/2052 992,049 804,303
Pool# RA7543
4.00%, 6/1/2052 222,666 206,968
Pool# SD8224
2.50%, 7/1/2052 2,973,606 2,500,793
Pool# SD1488
4.00%, 8/1/2052 570,318 529,550
Pool# SD1424
4.00%, 8/1/2052 490,532 455,897
Pool# SD1501
4.00%, 8/1/2052 273,036 253,758
Pool# RA7920
4.00%, 9/1/2052 575,000 533,959
FNMA Pool
Pool# AC9890
2.84%, 4/1/2040(a) 337,958 343,687
Pool# AC9895
3.06%, 4/1/2040(a) 368,039 366,322
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AJ1249
4.07%, 9/1/2041(a) 74,671 76,169
Pool# AK0714
2.24%, 2/1/2042(a) 9,896 9,820
Pool# AT4250
3.38%, 6/1/2043(a) 21,228 21,367
Pool# BF0203
3.00%, 2/1/2047 504,520 460,379
Pool# BF0206
4.00%, 2/1/2047 281,351 268,643
Pool# BF0200
3.50%, 11/1/2051 197,765 181,648
Pool# BF0171
4.00%, 1/1/2057 167,488 157,265
Pool# BF0184
4.00%, 2/1/2057 194,086 182,243
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 12,911 12,503
Pool# 934863
4.00%, 6/1/2024 33,484 32,408
Pool# AC1374
4.00%, 8/1/2024 17,818 17,240
Pool# AC1529
4.50%, 9/1/2024 72,597 71,423
Pool# AD0244
4.50%, 10/1/2024 7,860 7,733
Pool# AD4089
4.50%, 5/1/2025 96,831 95,237
Pool# 890216
4.50%, 7/1/2025 16,426 16,159
Pool# AB1609
4.00%, 10/1/2025 48,798 47,181
Pool# AH1361
3.50%, 12/1/2025 44,828 42,544
Pool# AH1518
3.50%, 12/1/2025 20,424 19,406
Pool# AH5616
3.50%, 2/1/2026 127,706 121,169
Pool# AL0298
4.00%, 5/1/2026 111,592 108,184
Pool# AB4277
3.00%, 1/1/2027 196,300 190,689
Pool# AL1391
3.50%, 1/1/2027 2,940 2,801
Pool# AP4746
3.00%, 8/1/2027 54,853 53,156
Pool# AP7855
3.00%, 9/1/2027 325,007 314,370
Pool# AP4640
3.00%, 9/1/2027 39,916 38,633
Pool# AQ5096
3.00%, 11/1/2027 80,246 77,620
Pool# AB6887
3.00%, 11/1/2027 63,698 61,586
Pool# AQ4532
3.00%, 11/1/2027 52,570 50,775
Pool# AQ3758
3.00%, 11/1/2027 40,294 38,902

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6886
3.00%, 11/1/2027 33,439 32,330
Pool# AQ7406
3.00%, 11/1/2027 30,825 29,852
Pool# AQ2884
3.00%, 12/1/2027 28,941 27,966
Pool# AS0487
2.50%, 9/1/2028 167,125 159,135
Pool# 930998
4.50%, 4/1/2029 3,577 3,417
Pool# BM1507
2.50%, 12/1/2029 94,558 90,384
Pool# AL8077
3.50%, 12/1/2029 11,043 10,524
Pool# BM4299
3.00%, 3/1/2030 372,501 362,068
Pool# AS4874
3.00%, 4/1/2030 232,016 219,119
Pool# AS5412
2.50%, 7/1/2030 91,442 84,854
Pool# AS5420
3.00%, 7/1/2030 199,888 188,770
Pool# AL7152
3.50%, 7/1/2030 213,676 203,572
Pool# AS5702
2.50%, 8/1/2030 328,855 305,143
Pool# AZ4898
2.50%, 8/1/2030 199,519 185,136
Pool# AY8448
3.00%, 8/1/2030 677,847 639,151
Pool# AZ2953
3.00%, 9/1/2030 600,257 566,000
Pool# AZ5718
3.00%, 9/1/2030 406,290 383,246
Pool# AS6060
3.00%, 10/1/2030 444,568 419,523
Pool# AZ9234
3.50%, 10/1/2030 25,878 24,558
Pool# BA2993
3.00%, 11/1/2030 91,294 86,216
Pool# AS6174
3.50%, 11/1/2030 11,552 10,978
Pool# AS6272
2.50%, 12/1/2030 122,994 114,127
Pool# AS6295
3.00%, 12/1/2030 172,179 162,598
Pool# BA3545
3.00%, 12/1/2030 82,960 78,346
Pool# AH1515
4.00%, 12/1/2030 191,788 182,994
Pool# AD0716
6.50%, 12/1/2030 551,460 571,979
Pool# BA6532
2.50%, 1/1/2031 96,100 89,170
Pool# BM5016
3.00%, 1/1/2031 287,357 271,388
Pool# AB2121
4.00%, 1/1/2031 28,909 27,584
Pool# AL8060
3.00%, 2/1/2031 205,003 193,603
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA0641
4.00%, 2/1/2031 132,084 126,024
Pool# 560868
7.50%, 2/1/2031 549 550
Pool# AS6799
3.00%, 3/1/2031 153,056 144,537
Pool# BC0774
3.00%, 3/1/2031 89,147 84,056
Pool# BC4410
3.50%, 3/1/2031 11,056 10,485
Pool# AS6919
3.50%, 3/1/2031 9,837 9,358
Pool# BC0320
3.50%, 3/1/2031 8,175 7,759
Pool# BC4430
3.00%, 4/1/2031 31,988 30,126
Pool# AL8565
3.00%, 6/1/2031 106,835 100,883
Pool# AL8566
3.00%, 6/1/2031 100,131 94,548
Pool# AL8561
3.50%, 6/1/2031 100,092 95,234
Pool# AS8028
2.50%, 9/1/2031 349,569 324,322
Pool# AL9378
3.00%, 9/1/2031 51,730 48,846
Pool# MA2775
2.50%, 10/1/2031 734,803 681,776
Pool# BM1888
2.50%, 10/1/2031 655,567 625,416
Pool# AS8038
2.50%, 10/1/2031 333,763 309,664
Pool# BC4777
2.50%, 10/1/2031 272,854 252,578
Pool# AL9323
2.50%, 10/1/2031 16,391 15,207
Pool# AS8612
3.00%, 10/1/2031 96,635 91,114
Pool# 607212
7.50%, 10/1/2031 2,951 2,965
Pool# MA0895
3.50%, 11/1/2031 132,403 124,926
Pool# MA2830
2.50%, 12/1/2031 287,631 266,872
Pool# BM3814
2.50%, 12/1/2031 198,130 183,839
Pool# AS8594
2.50%, 1/1/2032 232,246 215,482
Pool# AS8597
2.50%, 1/1/2032 194,252 180,230
Pool# AS8609
3.00%, 1/1/2032 142,939 134,972
Pool# AL9786
3.00%, 1/1/2032 137,441 129,805
Pool# AL9585
3.50%, 1/1/2032 53,876 51,249
Pool# BM1036
2.50%, 2/1/2032 1,061,248 984,655
Pool# BM4624
3.00%, 2/1/2032 154,556 145,999

44 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9872
3.00%, 2/1/2032 114,828 108,451
Pool# AL9740
3.00%, 2/1/2032 100,060 93,256
Pool# AL9871
3.00%, 2/1/2032 70,347 66,440
Pool# AS8767
3.00%, 2/1/2032 11,785 11,129
Pool# BM1007
2.50%, 3/1/2032 312,804 288,861
Pool# AL9899
3.00%, 3/1/2032 20,505 19,363
Pool# BM3269
2.50%, 4/1/2032 465,497 431,895
Pool# MA1029
3.50%, 4/1/2032 114,199 107,750
Pool# 545556
7.00%, 4/1/2032 2,088 2,169
Pool# AO2565
3.50%, 5/1/2032 35,411 33,415
Pool# AS9695
3.50%, 5/1/2032 23,347 22,136
Pool# 545605
7.00%, 5/1/2032 2,930 3,074
Pool# BM4088
3.00%, 6/1/2032 185,366 175,161
Pool# AO5103
3.50%, 6/1/2032 122,764 115,834
Pool# 890786
3.50%, 6/1/2032 23,517 22,311
Pool# MA1107
3.50%, 7/1/2032 16,304 15,102
Pool# FM1664
4.00%, 7/1/2032 95,340 92,230
Pool# 651361
7.00%, 7/1/2032 979 983
Pool# BM1669
3.00%, 8/1/2032 115,985 108,099
Pool# AP1990
3.50%, 8/1/2032 54,752 51,668
Pool# AP1997
3.50%, 8/1/2032 29,638 27,966
Pool# BH5355
3.50%, 8/1/2032 6,091 5,775
Pool# AO7202
3.50%, 9/1/2032 114,037 107,611
Pool# MA1166
3.50%, 9/1/2032 88,358 83,365
Pool# BM5167
3.50%, 9/1/2032 16,388 15,614
Pool# CA0586
2.50%, 10/1/2032 48,533 44,815
Pool# AP3673
3.50%, 10/1/2032 105,850 99,878
Pool# BH9391
3.50%, 10/1/2032 7,207 6,834
Pool# BM3389
3.00%, 11/1/2032 187,169 174,458
Pool# AB6962
3.50%, 11/1/2032 156,389 147,556
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3343
3.50%, 11/1/2032 97,540 92,034
Pool# BM3977
3.00%, 12/1/2032 270,616 252,212
Pool# CA0951
3.00%, 12/1/2032 143,660 133,886
Pool# FM1661
2.50%, 1/1/2033 538,864 500,092
Pool# BM4338
2.50%, 1/1/2033 306,481 284,361
Pool# BM3919
3.00%, 2/1/2033 175,272 163,350
Pool# BM3750
3.50%, 3/1/2033 145,470 137,942
Pool# BM4129
3.50%, 4/1/2033 182,317 172,852
Pool# 555346
5.50%, 4/1/2033 30,519 31,236
Pool# 713560
5.50%, 4/1/2033 6,823 6,817
Pool# 694846
6.50%, 4/1/2033 6,227 6,417
Pool# AB9402
3.00%, 5/1/2033 183,076 168,683
Pool# AB9403
3.00%, 5/1/2033 79,357 73,130
Pool# AB9300
3.00%, 5/1/2033 60,747 55,977
Pool# BM4132
3.50%, 5/1/2033 134,904 127,901
Pool# MA3372
4.00%, 5/1/2033 115,771 112,955
Pool# 555421
5.00%, 5/1/2033 647,428 650,136
Pool# MA3393
4.00%, 6/1/2033 50,859 49,311
Pool# MA3427
4.00%, 7/1/2033 38,810 37,651
Pool# 720087
5.50%, 7/1/2033 110,772 113,191
Pool# 728721
5.50%, 7/1/2033 13,235 13,600
Pool# 555684
5.50%, 7/1/2033 4,806 4,943
Pool# MA1527
3.00%, 8/1/2033 639,676 589,398
Pool# 743235
5.50%, 10/1/2033 8,888 9,122
Pool# 750229
6.50%, 10/1/2033 17,196 17,723
Pool# FM2154
4.00%, 12/1/2033 189,730 183,598
Pool# 755872
5.50%, 12/1/2033 95,282 97,755
Pool# 725221
5.50%, 1/1/2034 2,752 2,832
Pool# 725223
5.50%, 3/1/2034 330 340
Pool# 725228
6.00%, 3/1/2034 261,079 274,338

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725425
5.50%, 4/1/2034 158,365 163,058
Pool# 725423
5.50%, 5/1/2034 15,651 16,113
Pool# 725594
5.50%, 7/1/2034 67,008 69,035
Pool# MA3739
3.50%, 8/1/2034 101,768 96,417
Pool# 788027
6.50%, 9/1/2034 21,070 21,823
Pool# MA3827
2.50%, 11/1/2034 570,267 518,825
Pool# FM1905
3.00%, 11/1/2034 70,041 65,224
Pool# 807310
7.00%, 11/1/2034 1,877 1,948
Pool# FM2412
3.50%, 1/1/2035 38,628 36,604
Pool# 735141
5.50%, 1/1/2035 204,272 210,579
Pool# 889852
5.50%, 5/1/2035 5,754 5,924
Pool# FM5474
2.50%, 10/1/2035 504,349 458,206
Pool# MA4156
2.50%, 10/1/2035 424,795 385,930
Pool# FM4900
2.00%, 12/1/2035 67,794 59,811
Pool# 256023
6.00%, 12/1/2035 189,607 199,210
Pool# CA8793
2.00%, 2/1/2036 1,612,443 1,425,570
Pool# CA8736
2.00%, 2/1/2036 784,002 691,679
Pool# CA8789
2.00%, 2/1/2036 765,845 675,652
Pool# FM5908
2.00%, 2/1/2036 557,293 491,689
Pool# CA9141
2.00%, 2/1/2036 547,682 483,178
Pool# CA9145
2.00%, 2/1/2036 450,012 397,019
Pool# FM5571
2.00%, 2/1/2036 259,399 228,856
Pool# CA9435
2.00%, 3/1/2036 490,295 432,541
Pool# CA9475
2.00%, 3/1/2036 452,505 399,216
Pool# CA9441
2.50%, 3/1/2036 365,848 332,372
Pool# CB0262
2.00%, 4/1/2036 722,317 637,252
Pool# 745418
5.50%, 4/1/2036 30,262 31,253
Pool# FM7259
2.50%, 5/1/2036 321,852 293,164
Pool# 745516
5.50%, 5/1/2036 17,365 17,937
Pool# MA4360
2.00%, 6/1/2036 1,291,307 1,139,189
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 889745
5.50%, 6/1/2036 3,280 3,378
Pool# CB1090
2.50%, 7/1/2036 190,877 173,407
Pool# FM8538
2.00%, 8/1/2036 251,210 221,609
Pool# 995065
5.50%, 9/1/2036 114,807 117,599
Pool# 888635
5.50%, 9/1/2036 74,589 76,792
Pool# MA4441
1.50%, 10/1/2036 282,877 242,849
Pool# MA4535
1.50%, 2/1/2037 4,780,394 4,103,874
Pool# MA4566
1.50%, 3/1/2037 2,137,195 1,834,694
Pool# MA4581
1.50%, 4/1/2037 560,008 480,742
Pool# BT2234
2.00%, 4/1/2037 5,541,046 4,887,991
Pool# MA4582
2.00%, 4/1/2037 2,730,169 2,408,347
Pool# FS2035
2.00%, 5/1/2037 2,697,998 2,380,063
Pool# CB4006
2.00%, 5/1/2037 2,264,207 1,997,313
Pool# FS2497
1.50%, 8/1/2037 350,451 300,849
Pool# 995024
5.50%, 8/1/2037 40,431 41,737
Pool# 995050
6.00%, 9/1/2037 373,797 392,732
Pool# 955194
7.00%, 11/1/2037 35,249 37,039
Pool# 928940
7.00%, 12/1/2037 21,226 21,167
Pool# MA3389
4.00%, 6/1/2038 75,582 71,337
Pool# MA3464
3.50%, 9/1/2038 148,680 137,598
Pool# 990810
7.00%, 10/1/2038 41,378 41,221
Pool# AD8536
5.00%, 8/1/2040 115,149 115,482
Pool# AB1735
3.50%, 11/1/2040 4,900 4,518
Pool# AE9747
4.50%, 12/1/2040 409,061 400,777
Pool# AB2067
3.50%, 1/1/2041 167,007 154,666
Pool# 932888
3.50%, 1/1/2041 135,700 125,379
Pool# AB2068
3.50%, 1/1/2041 96,276 88,811
Pool# 932891
3.50%, 1/1/2041 22,025 20,313
Pool# AL3650
5.00%, 2/1/2041 7,903 7,965
Pool# AL6521
5.00%, 4/1/2041 712,514 718,140

46 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL0390
5.00%, 5/1/2041 230,058 231,875
Pool# AL5863
4.50%, 6/1/2041 1,420,020 1,388,489
Pool# AI9851
4.50%, 9/1/2041 23,600 23,059
Pool# AL0761
5.00%, 9/1/2041 76,590 77,195
Pool# BM3907
5.50%, 9/1/2041 184,675 190,186
Pool# AJ5431
4.50%, 10/1/2041 49,780 48,056
Pool# AJ4861
4.00%, 12/1/2041 80,368 76,617
Pool# AX5316
4.50%, 1/1/2042 40,868 40,039
Pool# AL2499
4.50%, 1/1/2042 13,523 13,262
Pool# AW8167
3.50%, 2/1/2042 482,449 443,431
Pool# AB5185
3.50%, 5/1/2042 218,582 200,809
Pool# AO3575
4.50%, 5/1/2042 45,729 44,090
Pool# AO4647
3.50%, 6/1/2042 483,570 444,166
Pool# AO8036
4.50%, 7/1/2042 235,439 230,054
Pool# AP2092
4.50%, 8/1/2042 11,500 10,987
Pool# AP6579
3.50%, 9/1/2042 418,393 384,477
Pool# AL2782
4.50%, 9/1/2042 71,779 70,324
Pool# AB6524
3.50%, 10/1/2042 649,959 597,059
Pool# AB7074
3.00%, 11/1/2042 370,658 332,105
Pool# AP8785
3.00%, 11/1/2042 123,613 110,795
Pool# AL2677
3.50%, 11/1/2042 428,104 393,210
Pool# AB6786
3.50%, 11/1/2042 220,659 202,670
Pool# MA1273
3.50%, 12/1/2042 182,291 167,430
Pool# AR4210
3.50%, 1/1/2043 104,001 95,527
Pool# AT4040
3.00%, 3/1/2043 100,002 89,546
Pool# AR8213
3.50%, 4/1/2043 101,723 93,445
Pool# AB9238
3.00%, 5/1/2043 620,384 555,457
Pool# AB9237
3.00%, 5/1/2043 506,171 453,183
Pool# AB9236
3.00%, 5/1/2043 161,968 144,971
Pool# AB9362
3.50%, 5/1/2043 660,200 606,362
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT4145
3.00%, 6/1/2043 188,045 168,224
Pool# AB9814
3.00%, 7/1/2043 595,643 533,139
Pool# AT6871
3.00%, 7/1/2043 79,056 70,621
Pool# AS0203
3.00%, 8/1/2043 449,701 402,177
Pool# AS0255
4.50%, 8/1/2043 157,234 154,043
Pool# AS0516
3.00%, 9/1/2043 307,755 275,043
Pool# AL4471
4.00%, 9/1/2043 242,996 231,608
Pool# AL6951
3.50%, 10/1/2043 316,568 290,819
Pool# BM4222
3.00%, 1/1/2044 430,452 385,168
Pool# AS2276
4.50%, 4/1/2044 243,957 239,007
Pool# AW1006
4.00%, 5/1/2044 91,868 86,891
Pool# AL7767
4.50%, 6/1/2044 22,414 21,448
Pool# AS3161
4.00%, 8/1/2044 524,868 498,777
Pool# BM4650
3.00%, 10/1/2044 783,070 701,315
Pool# CA0688
3.50%, 10/1/2044 189,113 173,792
Pool# BC5090
4.00%, 10/1/2044 46,009 43,752
Pool# AS3946
4.00%, 12/1/2044 661,618 628,638
Pool# AL8303
3.00%, 1/1/2045 136,779 122,496
Pool# BM4384
4.00%, 1/1/2045 228,979 217,543
Pool# BM3611
4.00%, 1/1/2045 189,542 180,468
Pool# BM3804
3.50%, 2/1/2045 86,484 79,435
Pool# AL9555
4.00%, 2/1/2045 1,233,866 1,176,406
Pool# AX9524
4.00%, 2/1/2045 737,326 697,434
Pool# AS4418
4.00%, 2/1/2045 470,819 447,336
Pool# AS4375
4.00%, 2/1/2045 342,754 325,649
Pool# AL6889
4.50%, 2/1/2045 78,699 77,100
Pool# BM3931
3.00%, 3/1/2045 378,118 338,810
Pool# AY1312
3.50%, 3/1/2045 1,193,557 1,094,001
Pool# AX9567
3.50%, 3/1/2045 65,790 60,316
Pool# AS4578
4.00%, 3/1/2045 95,000 90,259

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4975
4.00%, 3/1/2045 93,372 88,739
Pool# BM3664
3.00%, 5/1/2045 422,519 378,400
Pool# AS4921
3.50%, 5/1/2045 574,676 527,945
Pool# AS5012
4.00%, 5/1/2045 929,822 883,428
Pool# BM5562
4.00%, 6/1/2045 177,040 168,201
Pool# AS5312
3.50%, 7/1/2045 116,021 106,587
Pool# AZ7111
4.00%, 7/1/2045 11,375 10,793
Pool# AZ9866
4.00%, 8/1/2045 8,741 8,239
Pool# AL7207
4.50%, 8/1/2045 98,955 96,944
Pool# AL9634
3.50%, 10/1/2045 72,394 66,509
Pool# BA2164
3.00%, 11/1/2045 93,737 83,572
Pool# AS6311
3.50%, 12/1/2045 916,018 841,682
Pool# AS6282
3.50%, 12/1/2045 870,238 799,513
Pool# BC0326
3.50%, 12/1/2045 529,246 485,255
Pool# BC0092
3.50%, 12/1/2045 51,501 47,220
Pool# BC0475
3.50%, 12/1/2045 41,868 38,472
Pool# AS6362
4.50%, 12/1/2045 19,613 19,183
Pool# AS6474
3.50%, 1/1/2046 214,841 198,147
Pool# AS6539
3.50%, 1/1/2046 196,700 181,412
Pool# AL9849
3.50%, 1/1/2046 106,915 98,221
Pool# AS6527
4.00%, 1/1/2046 131,406 124,694
Pool# BC0178
4.50%, 1/1/2046 2,110 2,029
Pool# BC1158
3.50%, 2/1/2046 716,468 656,933
Pool# BC2667
4.00%, 2/1/2046 19,900 18,873
Pool# BC0605
4.00%, 2/1/2046 14,634 13,875
Pool# AL9781
4.50%, 2/1/2046 191,685 187,150
Pool# BC0300
3.50%, 3/1/2046 531,684 486,580
Pool# BM4621
3.50%, 3/1/2046 275,146 252,759
Pool# AS6833
3.50%, 3/1/2046 11,757 10,819
Pool# AS6795
4.00%, 3/1/2046 65,164 61,758
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BA6972
4.00%, 3/1/2046 24,234 22,990
Pool# BC0311
4.50%, 3/1/2046 2,579 2,482
Pool# BC0823
3.50%, 4/1/2046 87,713 80,454
Pool# BA7692
3.50%, 4/1/2046 11,377 10,455
Pool# AS7026
4.00%, 4/1/2046 50,125 47,571
Pool# AS7171
3.50%, 5/1/2046 24,908 22,896
Pool# AS7251
4.00%, 5/1/2046 9,107 8,638
Pool# AS7387
3.50%, 6/1/2046 69,541 63,836
Pool# AL8833
4.00%, 6/1/2046 585,335 556,209
Pool# AS7594
3.50%, 7/1/2046 477,215 437,685
Pool# AS7593
3.50%, 7/1/2046 474,613 435,487
Pool# AL8824
3.50%, 7/1/2046 130,551 120,408
Pool# AS7545
3.50%, 7/1/2046 117,635 107,896
Pool# AS7490
3.50%, 7/1/2046 87,395 80,184
Pool# BC1452
4.00%, 7/1/2046 842,356 796,028
Pool# BD5180
4.50%, 7/1/2046 1,243 1,194
Pool# MA2705
3.00%, 8/1/2046 436,465 388,743
Pool# BC1489
3.00%, 8/1/2046 104,837 93,367
Pool# BD4890
3.50%, 8/1/2046 547,876 502,296
Pool# BC9501
3.50%, 8/1/2046 20,509 18,771
Pool# AS7760
4.00%, 8/1/2046 98,262 93,273
Pool# AS7648
4.00%, 8/1/2046 41,517 39,385
Pool# AS7795
4.00%, 8/1/2046 36,701 34,822
Pool# BD3911
4.00%, 8/1/2046 8,230 7,805
Pool# BD3923
4.00%, 8/1/2046 6,819 6,467
Pool# AS7770
4.50%, 8/1/2046 23,880 23,259
Pool# BD5232
4.50%, 8/1/2046 4,371 4,232
Pool# AL8947
3.50%, 9/1/2046 156,548 143,862
Pool# BD4944
3.50%, 9/1/2046 17,448 15,950
Pool# AL9263
3.00%, 10/1/2046 150,609 133,871

48 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9234
3.50%, 10/1/2046 63,250 58,263
Pool# BM3932
3.50%, 10/1/2046 36,145 33,197
Pool# AS8125
3.50%, 10/1/2046 35,704 32,790
Pool# FM1871
4.00%, 10/1/2046 86,978 82,907
Pool# BC4766
4.50%, 10/1/2046 27,889 27,124
Pool# AS8154
4.50%, 10/1/2046 8,848 8,566
Pool# FM1368
3.00%, 11/1/2046 837,579 746,877
Pool# MA2806
3.00%, 11/1/2046 289,725 257,262
Pool# BC9003
3.00%, 11/1/2046 116,545 104,308
Pool# AS8369
3.50%, 11/1/2046 452,302 414,067
Pool# BE5067
3.50%, 11/1/2046 306,311 281,417
Pool# BE0065
3.50%, 11/1/2046 11,349 10,443
Pool# BE5038
4.00%, 11/1/2046 10,778 10,240
Pool# MA2833
3.00%, 12/1/2046 2,432,244 2,159,547
Pool# AS8483
3.00%, 12/1/2046 569,310 508,001
Pool# BC9067
3.00%, 12/1/2046 279,157 247,968
Pool# AS8488
3.00%, 12/1/2046 228,498 203,096
Pool# AS8509
3.00%, 12/1/2046 74,113 65,869
Pool# BM1121
3.50%, 12/1/2046 470,685 432,087
Pool# AS8492
3.50%, 12/1/2046 461,976 426,083
Pool# AS8572
3.50%, 12/1/2046 324,402 296,618
Pool# AS8417
3.50%, 12/1/2046 277,739 253,954
Pool# BE4224
3.50%, 12/1/2046 11,790 10,820
Pool# AS8650
3.00%, 1/1/2047 981,629 868,334
Pool# AL9697
3.00%, 1/1/2047 584,901 520,125
Pool# AS8647
3.00%, 1/1/2047 428,913 381,088
Pool# BE5775
3.00%, 1/1/2047 361,362 320,773
Pool# AL9774
3.50%, 1/1/2047 312,309 289,576
Pool# BM3204
3.50%, 1/1/2047 240,131 221,528
Pool# BD2440
3.50%, 1/1/2047 164,310 150,108
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8692
3.50%, 1/1/2047 149,285 136,631
Pool# BD2450
3.50%, 1/1/2047 113,211 103,563
Pool# BE6548
3.50%, 1/1/2047 57,051 52,210
Pool# BE5856
4.50%, 1/1/2047 6,898 6,682
Pool# BE7115
4.50%, 1/1/2047 6,797 6,569
Pool# BE6503
4.50%, 1/1/2047 3,683 3,571
Pool# BM3908
5.50%, 1/1/2047 36,648 37,832
Pool# MA2895
3.00%, 2/1/2047 3,072,001 2,728,177
Pool# BM3688
3.50%, 2/1/2047 369,861 339,984
Pool# BD5046
3.50%, 2/1/2047 69,378 63,411
Pool# BM5274
4.00%, 2/1/2047 62,588 59,402
Pool# BE8495
4.50%, 2/1/2047 3,668 3,555
Pool# BE7869
4.50%, 2/1/2047 2,949 2,832
Pool# AL9859
3.00%, 3/1/2047 913,898 814,665
Pool# AL9848
3.00%, 3/1/2047 299,150 265,912
Pool# BM5383
4.00%, 3/1/2047 39,961 37,969
Pool# AS8966
4.00%, 3/1/2047 26,725 25,322
Pool# AS8979
4.50%, 3/1/2047 43,390 42,173
Pool# BE9247
4.50%, 3/1/2047 4,164 4,000
Pool# BM3707
2.50%, 4/1/2047 160,102 135,706
Pool# AS9463
3.50%, 4/1/2047 129,451 118,504
Pool# AS9451
3.50%, 4/1/2047 86,902 79,492
Pool# BD7122
4.00%, 4/1/2047 393,885 372,019
Pool# AS9467
4.00%, 4/1/2047 214,403 203,227
Pool# AS9470
4.50%, 4/1/2047 139,137 135,035
Pool# BH0304
4.50%, 4/1/2047 7,165 6,948
Pool# AS9562
3.00%, 5/1/2047 63,253 56,091
Pool# BM3237
3.50%, 5/1/2047 322,103 296,000
Pool# AS9577
3.50%, 5/1/2047 125,289 114,499
Pool# BM1268
4.00%, 5/1/2047 230,058 218,097

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE3670
3.50%, 6/1/2047 130,312 118,968
Pool# AS9794
3.50%, 6/1/2047 114,538 105,226
Pool# AS9747
4.00%, 6/1/2047 587,858 557,212
Pool# BM3549
4.00%, 6/1/2047 236,618 224,553
Pool# BE3702
4.00%, 6/1/2047 86,293 81,371
Pool# BM1295
4.50%, 6/1/2047 93,803 91,142
Pool# BE9624
4.50%, 6/1/2047 11,776 11,378
Pool# BM3801
3.00%, 7/1/2047 508,685 452,392
Pool# AS9938
3.50%, 7/1/2047 126,015 116,225
Pool# BM1551
3.50%, 7/1/2047 115,034 105,304
Pool# AS9909
3.50%, 7/1/2047 58,558 53,533
Pool# BM1492
4.00%, 7/1/2047 416,921 395,221
Pool# AS9973
4.00%, 7/1/2047 27,580 26,038
Pool# 890673
3.00%, 8/1/2047 259,253 230,890
Pool# MA3087
3.50%, 8/1/2047 209,656 190,628
Pool# CA0240
3.50%, 8/1/2047 109,412 100,007
Pool# BM1658
3.50%, 8/1/2047 93,419 85,454
Pool# BH7375
3.50%, 8/1/2047 68,111 62,320
Pool# CA0123
4.00%, 8/1/2047 345,520 327,379
Pool# BH2597
4.00%, 8/1/2047 203,270 191,774
Pool# BH5359
4.00%, 8/1/2047 122,567 116,213
Pool# CA0133
4.00%, 8/1/2047 39,245 37,156
Pool# BM5787
4.00%, 8/1/2047 11,427 10,851
Pool# CA0407
3.50%, 9/1/2047 179,281 163,797
Pool# BH4004
4.00%, 9/1/2047 199,172 187,951
Pool# BM3556
4.00%, 9/1/2047 119,435 113,198
Pool# CA0392
4.00%, 9/1/2047 80,898 76,456
Pool# CA0265
4.00%, 9/1/2047 24,621 23,335
Pool# CA0487
3.50%, 10/1/2047 467,818 427,304
Pool# BM1959
3.50%, 10/1/2047 333,051 307,185
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0493
4.00%, 10/1/2047 204,028 193,118
Pool# BM3015
4.00%, 10/1/2047 138,938 131,674
Pool# CA0549
4.00%, 10/1/2047 136,982 129,659
Pool# CA0496
4.50%, 10/1/2047 147,861 143,660
Pool# CA0623
4.50%, 10/1/2047 34,803 33,720
Pool# CA0693
3.50%, 11/1/2047 316,683 289,550
Pool# CA0680
3.50%, 11/1/2047 162,543 149,917
Pool# BM3358
3.50%, 11/1/2047 142,529 131,472
Pool# CA0696
4.00%, 11/1/2047 338,861 319,760
Pool# BM3191
4.00%, 11/1/2047 73,608 69,722
Pool# CA0808
4.00%, 11/1/2047 58,192 55,238
Pool# BM3379
3.00%, 12/1/2047 476,720 424,473
Pool# BJ2492
3.50%, 12/1/2047 207,440 189,610
Pool# MA3211
4.00%, 12/1/2047 530,908 503,330
Pool# BJ1699
4.00%, 12/1/2047 174,531 165,435
Pool# CA0991
3.50%, 1/1/2048 339,953 312,657
Pool# MA3238
3.50%, 1/1/2048 326,550 298,659
Pool# CA1015
4.00%, 1/1/2048 207,901 197,082
Pool# CA1025
4.50%, 1/1/2048 267,662 259,037
Pool# CA1189
3.50%, 2/1/2048 1,268,860 1,161,048
Pool# BH9280
3.50%, 2/1/2048 691,233 630,620
Pool# CA1242
3.50%, 2/1/2048 159,890 148,239
Pool# MA3277
4.00%, 2/1/2048 12,159 11,491
Pool# BJ8271
4.50%, 2/1/2048 318,798 308,311
Pool# BJ8269
4.50%, 2/1/2048 200,672 195,214
Pool# BK1586
4.50%, 2/1/2048 191,550 185,912
Pool# BJ8270
4.50%, 2/1/2048 181,845 176,493
Pool# CA4341
3.00%, 3/1/2048 113,766 100,136
Pool# MA3305
3.50%, 3/1/2048 35,545 32,489
Pool# BK1972
4.50%, 3/1/2048 57,311 56,176

50 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ0640
5.00%, 3/1/2048 15,183 14,987
Pool# CA1531
3.50%, 4/1/2048 122,616 112,688
Pool# CA1510
3.50%, 4/1/2048 75,727 69,154
Pool# CA1551
4.00%, 4/1/2048 535,768 505,025
Pool# CA1560
4.50%, 4/1/2048 112,330 109,102
Pool# BJ2681
5.00%, 4/1/2048 41,651 41,208
Pool# MA3348
5.00%, 4/1/2048 3,956 3,912
Pool# BM4024
3.50%, 5/1/2048 77,693 72,045
Pool# MA3358
4.50%, 5/1/2048 165,118 158,604
Pool# MA3374
5.00%, 5/1/2048 11,897 11,760
Pool# CA1898
4.50%, 6/1/2048 137,810 134,435
Pool# CA1951
4.00%, 7/1/2048 135,084 127,716
Pool# BK6577
4.50%, 7/1/2048 12,696 12,196
Pool# CA1988
4.50%, 7/1/2048 4,259 4,112
Pool# BK4766
4.50%, 8/1/2048 226,842 219,788
Pool# CA2376
4.00%, 9/1/2048 127,902 120,937
Pool# MA3472
5.00%, 9/1/2048 14,870 14,737
Pool# MA3495
4.00%, 10/1/2048 183,646 173,529
Pool# CA2493
4.50%, 10/1/2048 85,790 82,776
Pool# BM4664
4.50%, 10/1/2048 79,942 77,588
Pool# BM5024
3.00%, 11/1/2048 586,151 517,525
Pool# FM1001
3.50%, 11/1/2048 42,442 38,821
Pool# MA3521
4.00%, 11/1/2048 193,083 182,258
Pool# MA3536
4.00%, 12/1/2048 146,233 137,905
Pool# CA2779
4.50%, 12/1/2048 278,677 270,466
Pool# BN0340
4.50%, 12/1/2048 222,031 213,738
Pool# BM5212
4.50%, 12/1/2048 56,934 54,967
Pool# FM2888
3.50%, 1/1/2049 1,510,412 1,375,930
Pool# BN3944
4.00%, 1/1/2049 95,541 89,975
Pool# BN3960
4.50%, 1/1/2049 150,648 145,563
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN6135
4.00%, 2/1/2049 62,654 58,855
Pool# FM2337
4.50%, 2/1/2049 231,616 223,246
Pool# CA3387
4.00%, 4/1/2049 317,106 299,388
Pool# CA3394
5.00%, 4/1/2049 28,337 27,983
Pool# CA3489
4.00%, 5/1/2049 237,319 224,197
Pool# MA3665
4.50%, 5/1/2049 245,162 236,759
Pool# FM1051
4.50%, 5/1/2049 135,062 130,497
Pool# CA3669
4.00%, 6/1/2049 351,262 331,256
Pool# CA3639
4.00%, 6/1/2049 117,877 111,167
Pool# FM8304
4.00%, 7/1/2049 665,427 628,158
Pool# CA3825
4.00%, 7/1/2049 279,055 263,299
Pool# BO5494
3.00%, 11/1/2049 95,082 83,824
Pool# BO6225
3.00%, 12/1/2049 736,863 646,133
Pool# BO5380
3.00%, 12/1/2049 107,954 95,168
Pool# MA3873
4.00%, 12/1/2049 134,905 126,455
Pool# CA5152
3.00%, 2/1/2050 240,079 210,756
Pool# FM2887
3.00%, 3/1/2050 478,624 422,184
Pool# FM0077
3.00%, 3/1/2050 120,187 105,434
Pool# CA5510
3.00%, 4/1/2050 412,982 362,589
Pool# MA4077
2.00%, 7/1/2050 1,065,409 869,009
Pool# CA6598
2.50%, 8/1/2050 946,761 800,811
Pool# BQ4909
2.00%, 9/1/2050 1,842,645 1,502,026
Pool# CA6985
2.00%, 9/1/2050 994,457 810,942
Pool# FM4226
2.50%, 9/1/2050 2,358,671 1,993,912
Pool# FM4231
2.50%, 9/1/2050 2,187,372 1,849,484
Pool# FM4222
2.50%, 9/1/2050 559,761 473,972
Pool# CA7029
2.50%, 9/1/2050 523,349 442,964
Pool# CA7572
2.50%, 10/1/2050 3,217,148 2,752,076
Pool# CA7368
2.50%, 10/1/2050 1,349,721 1,142,062
Pool# CA7369
2.50%, 10/1/2050 1,043,806 883,247

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4181
1.50%, 11/1/2050 943,981 726,470
Pool# CA7573
2.50%, 11/1/2050 4,705,193 4,021,254
Pool# FM4859
2.50%, 11/1/2050 1,132,828 957,713
Pool# FM4808
2.50%, 11/1/2050 859,852 726,972
Pool# FM4969
2.00%, 12/1/2050 1,873,600 1,527,467
Pool# CA8442
2.00%, 1/1/2051 2,262,036 1,842,689
Pool# FM6031
2.00%, 2/1/2051 2,740,417 2,230,683
Pool# CA8823
2.00%, 2/1/2051 1,176,124 957,955
Pool# CA8893
2.00%, 2/1/2051 1,142,328 930,051
Pool# BQ9747
2.00%, 2/1/2051 848,110 690,550
Pool# FM6135
2.00%, 2/1/2051 652,423 531,734
Pool# CA8866
2.50%, 2/1/2051 769,907 650,496
Pool# MA4280
1.50%, 3/1/2051 3,819,899 2,937,694
Pool# FM6554
2.00%, 3/1/2051 2,113,600 1,721,761
Pool# MA4281
2.00%, 3/1/2051 1,910,103 1,555,580
Pool# FM6569
2.50%, 3/1/2051 2,321,104 1,960,819
Pool# FM7677
2.50%, 3/1/2051 2,319,409 1,960,899
Pool# FM7460
4.00%, 3/1/2051 869,507 817,099
Pool# FM6834
2.00%, 4/1/2051 2,582,616 2,103,949
Pool# CB0235
2.00%, 4/1/2051 1,355,914 1,103,404
Pool# CB0149
2.00%, 4/1/2051 352,075 286,483
Pool# BR7647
2.00%, 4/1/2051 255,347 207,772
Pool# BR7703
2.50%, 4/1/2051 410,190 346,117
Pool# MA4325
2.00%, 5/1/2051 998,766 813,027
Pool# CB0400
2.00%, 5/1/2051 335,097 274,114
Pool# CB0514
2.50%, 5/1/2051 1,407,668 1,188,342
Pool# CB0684
2.00%, 6/1/2051 1,434,539 1,167,070
Pool# CB0819
2.00%, 6/1/2051 1,300,940 1,058,298
Pool# FM7719
2.00%, 6/1/2051 940,536 765,803
Pool# FM8630
1.50%, 7/1/2051 1,519,777 1,169,376
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4378
2.00%, 7/1/2051 2,239,898 1,822,686
Pool# CB1110
2.00%, 7/1/2051 586,999 477,255
Pool# FM8160
2.50%, 7/1/2051 724,637 613,502
Pool# FM8007
2.50%, 7/1/2051 465,602 392,668
Pool# CB1065
2.50%, 7/1/2051 368,784 310,858
Pool# CB1133
2.50%, 7/1/2051 304,167 256,740
Pool# CB1330
2.50%, 8/1/2051 1,657,831 1,398,076
Pool# FM8011
2.50%, 8/1/2051 1,397,925 1,183,117
Pool# CB1400
3.00%, 8/1/2051 45,133 39,661
Pool# MA4437
2.00%, 10/1/2051 11,059,180 8,988,726
Pool# BU1052
2.00%, 10/1/2051 523,396 426,048
Pool# FM9082
2.00%, 10/1/2051 514,784 418,533
Pool# FM9081
2.00%, 10/1/2051 194,819 158,386
Pool# FS1215
2.50%, 10/1/2051 1,168,588 985,706
Pool# FS1473
3.50%, 10/1/2051 1,418,331 1,293,868
Pool# MA4464
1.50%, 11/1/2051 1,919,359 1,475,608
Pool# CB2038
2.00%, 11/1/2051 5,945,341 4,829,426
Pool# FM9450
2.00%, 11/1/2051 2,015,973 1,642,585
Pool# MA4465
2.00%, 11/1/2051 1,940,268 1,575,017
Pool# FM9411
2.00%, 11/1/2051 1,926,632 1,565,639
Pool# CB2148
2.00%, 11/1/2051 954,496 775,349
Pool# MA4466
2.50%, 11/1/2051 5,823,460 4,905,566
Pool# FM9491
2.50%, 11/1/2051 810,956 683,081
Pool# FM9494
2.50%, 11/1/2051 514,980 433,800
Pool# BU5908
2.00%, 12/1/2051 3,810,384 3,099,892
Pool# CB2297
2.50%, 12/1/2051 4,826,122 4,064,523
Pool# MA4493
2.50%, 12/1/2051 3,739,902 3,149,493
Pool# FM9543
2.50%, 12/1/2051 2,882,456 2,428,376
Pool# CB2410
2.50%, 12/1/2051 2,060,304 1,734,464
Pool# FM9806
2.50%, 12/1/2051 1,803,422 1,518,956

52 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9864
2.50%, 12/1/2051 1,039,927 878,359
Pool# CB2469
2.50%, 12/1/2051 948,884 798,811
Pool# FM9697
2.50%, 12/1/2051 476,175 402,443
Pool# FS1192
2.00%, 1/1/2052 4,792,390 3,904,883
Pool# FS1095
2.00%, 1/1/2052 2,896,192 2,360,333
Pool# MA4512
2.50%, 1/1/2052 4,588,832 3,863,342
Pool# FS2639
2.50%, 1/1/2052 999,663 844,191
Pool# FS2040
2.00%, 2/1/2052 1,957,290 1,588,819
Pool# BU9905
2.00%, 2/1/2052 967,953 786,227
Pool# CB2868
2.50%, 2/1/2052 1,947,929 1,639,203
Pool# CB3156
2.00%, 3/1/2052 1,951,693 1,584,154
Pool# BV4170
2.50%, 3/1/2052 4,901,882 4,125,938
Pool# BV4133
2.50%, 3/1/2052 1,944,907 1,637,018
Pool# CB3159
2.50%, 3/1/2052 1,937,312 1,629,657
Pool# CB3016
2.50%, 3/1/2052 959,003 806,999
Pool# CB3237
3.00%, 3/1/2052 957,706 835,820
Pool# CB3350
2.50%, 4/1/2052 1,958,890 1,647,553
Pool# MA4578
2.50%, 4/1/2052 1,192,860 1,003,372
Pool# BV5355
2.50%, 4/1/2052 980,474 824,947
Pool# CB3368
3.00%, 4/1/2052 960,350 838,286
Pool# CB3362
3.00%, 4/1/2052 949,080 829,772
Pool# CB3516
3.00%, 5/1/2052 1,459,699 1,274,591
Pool# FS2141
3.50%, 6/1/2052 1,150,120 1,037,098
Pool# CB3915
4.50%, 6/1/2052 71,531 68,336
Pool# MA4732
4.00%, 9/1/2052 298,680 277,283
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2037 4,465,250 3,828,429
2.00%, 10/25/2037 4,274,750 3,766,622
2.50%, 10/25/2037 220,000 199,083
3.00%, 10/25/2037 348,663 323,657
3.50%, 10/25/2037 1,393,000 1,316,385
4.00%, 10/25/2037 343,000 330,888
4.50%, 10/25/2037 215,000 211,137
5.00%, 10/25/2037 35,000 35,060
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 10/25/2052 1,600,000 1,226,625
2.00%, 10/25/2052 5,495,208 4,448,113
2.50%, 10/25/2052 8,801,000 7,382,354
3.00%, 10/25/2052 8,775,000 7,635,964
3.50%, 10/25/2052 2,900,000 2,609,774
4.00%, 10/25/2052 3,125,000 2,899,536
4.50%, 10/25/2052 1,625,000 1,547,940
5.00%, 10/25/2052 1,926,000 1,876,054
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 177 178
Pool# 457801
7.00%, 8/15/2028 1,316 1,337
Pool# 486936
6.50%, 2/15/2029 561 580
Pool# 502969
6.00%, 3/15/2029 1,691 1,730
Pool# 487053
7.00%, 3/15/2029 657 666
Pool# 781014
6.00%, 4/15/2029 1,248 1,283
Pool# 509099
7.00%, 6/15/2029 2,450 2,464
Pool# 470643
7.00%, 7/15/2029 6,417 6,453
Pool# 434505
7.50%, 8/15/2029 43 43
Pool# 781124
7.00%, 12/15/2029 4,533 4,736
Pool# 507396
7.50%, 9/15/2030 30,434 30,781
Pool# 531352
7.50%, 9/15/2030 1,976 1,993
Pool# 536334
7.50%, 10/15/2030 145 146
Pool# 540659
7.00%, 1/15/2031 675 677
Pool# 486019
7.50%, 1/15/2031 735 743
Pool# 535388
7.50%, 1/15/2031 462 464
Pool# 528589
6.50%, 3/15/2031 8,152 8,424
Pool# 508473
7.50%, 4/15/2031 3,020 3,070
Pool# 544470
8.00%, 4/15/2031 1,509 1,510
Pool# 781287
7.00%, 5/15/2031 2,191 2,284
Pool# 781319
7.00%, 7/15/2031 676 721
Pool# 485879
7.00%, 8/15/2031 2,912 2,954
Pool# 572554
6.50%, 9/15/2031 27,645 28,568
Pool# 781328
7.00%, 9/15/2031 2,030 2,126
Pool# 550991
6.50%, 10/15/2031 435 450

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 571267
7.00%, 10/15/2031 277 280
Pool# 555171
6.50%, 12/15/2031 1,067 1,103
Pool# 781380
7.50%, 12/15/2031 681 726
Pool# 781481
7.50%, 1/15/2032 3,165 3,368
Pool# 580972
6.50%, 2/15/2032 149 154
Pool# 781401
7.50%, 2/15/2032 2,191 2,311
Pool# 781916
6.50%, 3/15/2032 25,461 26,311
Pool# 552474
7.00%, 3/15/2032 3,425 3,532
Pool# 781478
7.50%, 3/15/2032 1,247 1,320
Pool# 781429
8.00%, 3/15/2032 2,258 2,403
Pool# 781431
7.00%, 4/15/2032 8,073 8,524
Pool# 552616
7.00%, 6/15/2032 32,076 33,025
Pool# 570022
7.00%, 7/15/2032 11,994 12,483
Pool# 595077
6.00%, 10/15/2032 3,909 4,179
Pool# 552903
6.50%, 11/15/2032 42,997 44,432
Pool# 552952
6.00%, 12/15/2032 2,977 3,053
Pool# 602102
6.00%, 2/15/2033 13,001 13,324
Pool# 588192
6.00%, 2/15/2033 2,671 2,736
Pool# 553144
5.50%, 4/15/2033 10,369 10,816
Pool# 604243
6.00%, 4/15/2033 5,039 5,323
Pool# 611526
6.00%, 5/15/2033 7,261 7,434
Pool# 553320
6.00%, 6/15/2033 14,240 15,099
Pool# 604788
6.50%, 11/15/2033 46,347 47,894
Pool# 781688
6.00%, 12/15/2033 20,752 22,358
Pool# 604875
6.00%, 12/15/2033 18,964 20,284
Pool# 781690
6.00%, 12/15/2033 7,805 8,410
Pool# 781699
7.00%, 12/15/2033 2,650 2,711
Pool# 621856
6.00%, 1/15/2034 8,161 8,354
Pool# 564799
6.00%, 3/15/2034 10,742 11,002
Pool# 630038
6.50%, 8/15/2034 28,640 29,595
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781804
6.00%, 9/15/2034 19,702 21,269
Pool# 781847
6.00%, 12/15/2034 15,103 16,315
Pool# 486921
5.50%, 2/15/2035 5,379 5,637
Pool# 781902
6.00%, 2/15/2035 20,582 22,125
Pool# 781933
6.00%, 6/15/2035 2,095 2,251
Pool# 649513
5.50%, 10/15/2035 146,613 148,949
Pool# 649510
5.50%, 10/15/2035 74,572 76,844
Pool# 652207
5.50%, 3/15/2036 39,349 39,742
Pool# 655519
5.00%, 5/15/2036 18,345 18,139
Pool# 652539
5.00%, 5/15/2036 6,367 6,295
Pool# 606308
5.50%, 5/15/2036 6,593 6,688
Pool# 657912
6.50%, 8/15/2036 3,024 3,125
Pool# 697957
4.50%, 3/15/2039 571,503 563,036
Pool# 704630
5.50%, 7/15/2039 20,196 20,911
Pool# 710724
4.50%, 8/15/2039 174,385 171,970
Pool# 722292
5.00%, 9/15/2039 362,588 366,960
Pool# 782803
6.00%, 11/15/2039 175,309 188,984
Pool# 736666
4.50%, 4/15/2040 375,537 363,433
Pool# 733312
4.00%, 9/15/2040 47,783 45,494
Pool# 742235
4.00%, 12/15/2040 98,079 93,390
Pool# 755959
4.00%, 1/15/2041 87,654 84,347
Pool# 755958
4.00%, 1/15/2041 80,753 77,682
Pool# 742244
4.00%, 1/15/2041 77,983 74,284
Pool# 759075
4.00%, 1/15/2041 73,477 69,973
Pool# 753826
4.00%, 1/15/2041 38,128 36,264
Pool# 690662
4.00%, 1/15/2041 27,473 26,035
Pool# 719486
4.00%, 1/15/2041 7,374 6,973
Pool# 759207
4.00%, 2/15/2041 174,508 166,157
Pool# 757555
4.00%, 2/15/2041 19,256 18,419
Pool# 757557
4.00%, 2/15/2041 12,248 11,625

54 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 738107
4.00%, 3/15/2041 199,033 190,493
Pool# 784637
4.00%, 8/15/2041 64,915 63,436
Pool# 778869
4.00%, 2/15/2042 116,876 111,853
Pool# 783745
3.50%, 3/15/2043 847,560 790,072
Pool# AD8789
3.50%, 3/15/2043 415,879 385,409
Pool# AD2254
3.50%, 3/15/2043 75,008 69,907
Pool# AA6403
3.00%, 5/15/2043 495,016 443,509
Pool# AD2411
3.50%, 5/15/2043 284,089 264,840
Pool# 783781
3.50%, 6/15/2043 317,677 296,133
Pool# 784015
3.00%, 7/15/2043 92,099 82,290
Pool# 784459
3.00%, 12/15/2046 201,891 180,305
Pool# 784293
3.00%, 12/15/2046 54,308 48,264
Pool# 784355
4.00%, 12/15/2046 92,559 87,371
Pool# 784500
3.00%, 2/15/2047 449,479 400,572
Pool# 784713
3.00%, 2/15/2047 108,819 97,003
Pool# 784458
3.50%, 12/15/2047 1,074,252 1,001,677
Pool# 784747
4.00%, 5/15/2048 64,287 61,314
Pool# 784715
4.00%, 5/15/2048 59,160 56,358
Pool# 785073
4.00%, 9/15/2049 70,437 67,212
Pool# BD4016
3.00%, 10/15/2049 184,785 163,259
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 213,573 220,518
Pool# 4245
6.00%, 9/20/2038 84,403 90,273
Pool# 4559
5.00%, 10/20/2039 197,091 200,154
Pool# 4715
5.00%, 6/20/2040 50,688 51,237
Pool# 4747
5.00%, 7/20/2040 567,593 571,294
Pool# 4771
4.50%, 8/20/2040 469,205 463,653
Pool# 4802
5.00%, 9/20/2040 383,918 387,591
Pool# 4834
4.50%, 10/20/2040 127,575 126,064
Pool# 737727
4.00%, 12/20/2040 801,901 763,366
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 737730
4.00%, 12/20/2040 234,420 223,200
Pool# 4923
4.50%, 1/20/2041 198,678 198,035
Pool# 4978
4.50%, 3/20/2041 28,094 27,761
Pool# 5017
4.50%, 4/20/2041 289,792 286,360
Pool# 5056
5.00%, 5/20/2041 96,577 97,501
Pool# 5082
4.50%, 6/20/2041 114,121 112,420
Pool# 5175
4.50%, 9/20/2041 135,003 133,404
Pool# 675523
3.50%, 3/20/2042 155,466 142,303
Pool# 5332
4.00%, 3/20/2042 128,321 123,376
Pool# MA0392
3.50%, 9/20/2042 1,178,142 1,094,149
Pool# MA0462
3.50%, 10/20/2042 927,316 856,341
Pool# MA0534
3.50%, 11/20/2042 2,117,514 1,965,683
Pool# MA0625
3.50%, 12/20/2042 445,327 413,252
Pool# MA0698
3.00%, 1/20/2043 485,149 436,294
Pool# MA0852
3.50%, 3/20/2043 488,580 453,920
Pool# MA0934
3.50%, 4/20/2043 446,260 413,850
Pool# AF1001
3.50%, 6/20/2043 403,421 369,455
Pool# MA1376
4.00%, 10/20/2043 196,093 186,078
Pool# AJ9335
3.50%, 10/20/2044 44,470 40,728
Pool# MA2677
3.00%, 3/20/2045 162,607 146,245
Pool# MA2754
3.50%, 4/20/2045 297,546 276,084
Pool# MA2824
2.50%, 5/20/2045 316,053 273,188
Pool# MA2825
3.00%, 5/20/2045 639,846 575,369
Pool# AM4381
3.50%, 5/20/2045 395,657 360,648
Pool# MA2891
3.00%, 6/20/2045 1,078,805 969,910
Pool# MA2960
3.00%, 7/20/2045 370,610 333,163
Pool# 784156
4.00%, 8/20/2045 157,289 148,043
Pool# AO1103
3.50%, 9/20/2045 635,663 582,191
Pool# AO1099
3.50%, 9/20/2045 348,171 318,873
Pool# MA3106
4.00%, 9/20/2045 86,310 82,037

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3172
3.00%, 10/20/2045 177,887 159,897
Pool# MA3173
3.50%, 10/20/2045 123,226 113,990
Pool# MA3174
4.00%, 10/20/2045 10,760 10,211
Pool# MA3243
3.00%, 11/20/2045 335,784 301,782
Pool# MA3244
3.50%, 11/20/2045 321,917 297,098
Pool# 784098
3.00%, 12/20/2045 656,384 589,340
Pool# MA3309
3.00%, 12/20/2045 574,771 515,047
Pool# MA3310
3.50%, 12/20/2045 240,246 221,452
Pool# 784111
3.00%, 1/20/2046 345,048 309,768
Pool# MA3377
4.00%, 1/20/2046 48,676 46,196
Pool# 784119
3.00%, 2/20/2046 654,488 587,569
Pool# 784115
3.00%, 2/20/2046 29,928 26,868
Pool# MA3520
3.00%, 3/20/2046 444,207 399,132
Pool# MA3521
3.50%, 3/20/2046 847,567 783,595
Pool# MA3522
4.00%, 3/20/2046 335,862 315,870
Pool# MA3596
3.00%, 4/20/2046 230,126 207,146
Pool# MA3597
3.50%, 4/20/2046 242,129 223,765
Pool# MA3662
3.00%, 5/20/2046 883,482 794,085
Pool# MA3735
3.00%, 6/20/2046 537,596 481,920
Pool# MA3736
3.50%, 6/20/2046 1,378,115 1,273,688
Pool# MA3804
4.00%, 7/20/2046 50,741 48,159
Pool# MA3873
3.00%, 8/20/2046 1,143,130 1,023,666
Pool# MA3876
4.50%, 8/20/2046 53,613 53,276
Pool# MA3936
3.00%, 9/20/2046 1,161,522 1,042,474
Pool# MA3939
4.50%, 9/20/2046 9,048 8,761
Pool# MA4006
4.50%, 10/20/2046 160,911 160,588
Pool# MA4068
3.00%, 11/20/2046 174,504 156,095
Pool# MA4069
3.50%, 11/20/2046 18,034 16,624
Pool# MA4070
4.00%, 11/20/2046 31,334 29,740
Pool# MA4071
4.50%, 11/20/2046 11,278 11,221
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4125
2.50%, 12/20/2046 103,036 88,779
Pool# MA4126
3.00%, 12/20/2046 1,782,933 1,600,359
Pool# MA4127
3.50%, 12/20/2046 430,161 397,456
Pool# MA4194
2.50%, 1/20/2047 392,372 338,104
Pool# MA4196
3.50%, 1/20/2047 111,684 103,316
Pool# MA4261
3.00%, 2/20/2047 467,283 417,948
Pool# MA4262
3.50%, 2/20/2047 1,705,716 1,576,286
Pool# MA4264
4.50%, 2/20/2047 13,297 13,076
Pool# MA4321
3.50%, 3/20/2047 850,723 783,825
Pool# AZ1974
3.50%, 4/20/2047 216,663 198,497
Pool# MA4382
3.50%, 4/20/2047 146,360 134,854
Pool# MA4383
4.00%, 4/20/2047 679,337 644,396
Pool# MA4384
4.50%, 4/20/2047 16,408 16,059
Pool# MA4509
3.00%, 6/20/2047 166,817 149,564
Pool# MA4511
4.00%, 6/20/2047 323,317 306,874
Pool# MA4512
4.50%, 6/20/2047 37,305 36,118
Pool# MA4585
3.00%, 7/20/2047 30,295 27,155
Pool# MA4587
4.00%, 7/20/2047 975,288 925,722
Pool# 784471
3.50%, 8/20/2047 386,205 353,754
Pool# BC1888
3.50%, 8/20/2047 357,534 327,576
Pool# MA4652
3.50%, 8/20/2047 332,794 306,974
Pool# MA4653
4.00%, 8/20/2047 49,981 47,441
Pool# 784408
3.50%, 10/20/2047 216,957 195,542
Pool# MA4780
4.50%, 10/20/2047 12,782 12,429
Pool# MA4836
3.00%, 11/20/2047 311,513 279,832
Pool# MA4837
3.50%, 11/20/2047 296,182 272,711
Pool# MA4838
4.00%, 11/20/2047 1,328,258 1,260,766
Pool# 784421
3.50%, 12/20/2047 317,744 289,505
Pool# MA4900
3.50%, 12/20/2047 213,849 197,140
Pool# MA4962
3.50%, 1/20/2048 399,516 367,977

56 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5018
3.00%, 2/20/2048 117,998 105,718
Pool# MA5019
3.50%, 2/20/2048 22,456 20,676
Pool# 784480
3.50%, 4/20/2048 291,807 274,245
Pool# 784479
3.50%, 4/20/2048 205,673 193,374
Pool# 784481
3.50%, 4/20/2048 88,527 81,087
Pool# MA5137
4.00%, 4/20/2048 281,484 267,098
Pool# BD4034
4.00%, 4/20/2048 93,975 88,371
Pool# MA5138
4.50%, 4/20/2048 116,705 113,480
Pool# MA5192
4.00%, 5/20/2048 516,254 489,104
Pool# MA5265
4.50%, 6/20/2048 209,806 203,888
Pool# MA5331
4.50%, 7/20/2048 94,389 91,669
Pool# MA5398
4.00%, 8/20/2048 518,470 491,019
Pool# MA5399
4.50%, 8/20/2048 258,404 250,897
Pool# MA5466
4.00%, 9/20/2048 115,585 109,053
Pool# BJ2692
4.00%, 11/20/2048 75,453 71,054
Pool# MA5597
5.00%, 11/20/2048 9,037 8,907
Pool# MA5652
4.50%, 12/20/2048 121,487 117,952
Pool# 784656
4.50%, 12/20/2048 68,976 66,196
Pool# BK2856
4.50%, 12/20/2048 12,691 12,168
Pool# MA5653
5.00%, 12/20/2048 25,877 25,494
Pool# MA5712
5.00%, 1/20/2049 94,892 93,526
Pool# MA5818
4.50%, 3/20/2049 85,591 82,756
Pool# MA5878
5.00%, 4/20/2049 9,901 9,757
Pool# MA5987
4.50%, 6/20/2049 563,327 544,017
Pool# MA6041
4.50%, 7/20/2049 151,626 146,797
Pool# MA6092
4.50%, 8/20/2049 65,398 63,062
Pool# MA6153
3.00%, 9/20/2049 120,901 107,800
Pool# MA6409
3.00%, 1/20/2050 831,882 741,464
Pool# MA6474
3.00%, 2/20/2050 780,779 695,794
Pool# MA6542
3.50%, 3/20/2050 199,196 184,208
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6657
3.50%, 5/20/2050 403,796 368,863
Pool# MA6818
2.00%, 8/20/2050 1,375,194 1,154,633
Pool# BW4732
2.50%, 8/20/2050 1,036,182 879,901
Pool# BW6206
2.50%, 8/20/2050 972,271 825,681
Pool# MA6820
3.00%, 8/20/2050 653,648 581,373
Pool# MA6821
3.50%, 8/20/2050 668,411 613,623
Pool# MA6864
2.00%, 9/20/2050 1,398,027 1,173,679
Pool# BW4741
2.50%, 9/20/2050 987,314 840,874
Pool# BY0776
2.50%, 9/20/2050 664,234 563,970
Pool# BY0805
2.50%, 9/20/2050 631,384 536,014
Pool# MA6994
2.00%, 11/20/2050 1,868,771 1,568,903
Pool# MA7051
2.00%, 12/20/2050 2,659,493 2,232,449
Pool# MA7053
3.00%, 12/20/2050 945,526 841,929
Pool# MA7136
2.50%, 1/20/2051 1,979,995 1,709,320
Pool# MA7192
2.00%, 2/20/2051 4,741,200 3,979,244
Pool# MA7193
2.50%, 2/20/2051 545,132 470,640
Pool# MA7367
2.50%, 5/20/2051 4,070,168 3,513,870
Pool# MA7472
2.50%, 7/20/2051 3,530,807 3,045,932
Pool# MA7534
2.50%, 8/20/2051 2,938,609 2,536,235
Pool# MA7647
1.50%, 10/20/2051 419,554 335,604
Pool# MA7648
2.00%, 10/20/2051 3,768,912 3,153,856
Pool# MA7650
3.00%, 10/20/2051 2,528,457 2,239,558
Pool# MA7704
2.00%, 11/20/2051 965,317 807,571
Pool# MA7705
2.50%, 11/20/2051 1,700,659 1,466,517
Pool# MA7766
2.00%, 12/20/2051 3,688,631 3,085,128
Pool# MA7767
2.50%, 12/20/2051 1,886,134 1,626,333
Pool# MA7768
3.00%, 12/20/2051 490,746 434,630
Pool# MA7826
2.00%, 1/20/2052 1,199,542 1,002,832
Pool# MA7935
2.00%, 3/20/2052 1,732,904 1,446,314
Pool# MA7936
2.50%, 3/20/2052 3,189,938 2,749,219

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7986
2.00%, 4/20/2052 3,704,905 3,091,386
Pool# MA7987
2.50%, 4/20/2052 3,854,129 3,315,132
Pool# MA8042
2.50%, 5/20/2052 883,035 760,337
Pool# MA8043
3.00%, 5/20/2052 1,000,023 885,468
Pool# MA8147
2.50%, 7/20/2052 290,610 250,339
Pool# MA8148
3.00%, 7/20/2052 1,980,377 1,753,604
Pool# MA8197
2.50%, 8/20/2052 1,168,047 1,006,001
GNMA TBA
2.00%, 10/15/2052 4,375,000 3,642,529
2.50%, 10/15/2052 3,444,000 2,958,813
3.00%, 10/15/2052 4,072,000 3,598,153
4.00%, 10/15/2052 1,214,000 1,136,955
4.50%, 10/15/2052 1,575,000 1,512,787
5.00%, 10/15/2052 300,000 293,603
Total Mortgage-Backed Securities
(cost $615,600,740)
542,223,176
Municipal Bonds 0 .7%
California 0 .3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 121,242
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 51,523
Series F-2, 6.26%,
4/1/2049 250,000 284,559
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 61,641
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 107,540
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 68,282
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 369,618
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 93,397
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 233,311
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority, RB
(continued)
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 463,334
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 112,681
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 207,761
State of California, GO
7.55%, 4/1/2039 1,410,000 1,755,866
7.63%, 3/1/2040 425,000 527,217
University of California, RB
Series BD, 3.35%, 7/1/2029 200,000 180,415
Series H, 6.55%, 5/15/2048 150,000 171,220
Series F, 6.58%, 5/15/2049 200,000 228,094
Series N, 3.26%, 5/15/2060 230,000 150,554
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 318,785
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 125,223
5,632,263
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 526,301
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 86,008
Series A, 2.15%, 7/1/2030 105,000 84,299
170,307
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 478,000 527,718
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 300,000 336,843
State of Illinois, GO
4.95%, 6/1/2023 43,636 43,626
5.10%, 6/1/2033 945,000 900,169
1,280,638
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority System, RB
Series A, 3.62%, 2/1/2029 70,000 67,879

58 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana
Louisiana Local Government
Environmental Facilities &
Community Development
Authority System, RB
(continued)
Series A, 4.48%, 8/1/2039 50,000 45,170
113,049
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 63,609
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 133,805
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 538,311
New Jersey Transportation
Trust Fund Authority, RB,
Series B, 4.13%, 6/15/2042 30,000 24,029
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 259,456
955,601
New York 0 .1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 558,764
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 311,509
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 500,000 508,940
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 257,682
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 620,000 655,176
3.18%, 7/15/2060 135,000 88,239
2,380,310
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 96,822
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 150,001
246,823
Municipal Bonds
Principal
Amount ($) Value ($)
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority, RB
4.62%, 6/1/2044 60,000 55,471
4.38%, 11/1/2045 60,000 54,825
110,296
South Carolina 0 .0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 112,449
Texas 0 .1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 219,545
Dallas-Fort Worth International
Airport, RB
Series C, 2.92%, 11/1/2050 100,000 68,158
Series A, 4.51%, 11/1/2051 45,000 39,257
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,386
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 25,305
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 350,555
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 151,870
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 265,000
Series C, 4.79%, 8/15/2046 200,000 194,358
1,345,434
Virginia 0 .0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 53,631
Washington 0 .0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 206,834
Total Municipal Bonds
(cost $13,913,198)
13,725,263
Supranational 1 .1%
African Development Bank,
0.88%, 3/23/2026 200,000 177,394
Asian Development Bank
2.63%, 1/30/2024 1,000,000 977,860
0.38%, 6/11/2024 1,000,000 935,944
1.50%, 10/18/2024 500,000 472,495
0.63%, 4/29/2025 1,000,000 909,420
0.38%, 9/3/2025 1,000,000 889,614
1.00%, 4/14/2026 200,000 178,170
1.88%, 1/24/2030 500,000 429,403

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 59
Supranational
Principal
Amount ($) Value ($)
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024(b) 230,000 212,152
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 935,994
European Investment Bank
3.25%, 1/29/2024(b) 1,000,000 985,767
0.38%, 3/26/2026 1,500,000 1,310,700
0.75%, 10/26/2026 290,000 251,915
2.38%, 5/24/2027(b) 2,000,000 1,848,700
1.25%, 2/14/2031(b) 300,000 243,165
Inter-American Development
Bank
2.63%, 1/16/2024 1,000,000 978,066
1.75%, 3/14/2025 500,000 469,635
0.63%, 7/15/2025 1,000,000 902,136
2.00%, 7/23/2026 1,000,000 918,850
2.25%, 6/18/2029 250,000 222,370
1.13%, 1/13/2031 2,000,000 1,593,961
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 910,286
1.88%, 10/27/2026 400,000 363,283
2.50%, 11/22/2027 1,000,000 921,181
1.13%, 9/13/2028 1,000,000 837,860
0.88%, 5/14/2030 1,000,000 789,260
1.63%, 11/3/2031 1,000,000 820,893
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 483,522
Total Supranational
(cost $23,164,382)
20,969,996
U.S. Government Agency Securities 1 .1%
FHLB
3.00%, 12/9/2022(b) 1,535,000 1,533,787
2.75%, 12/13/2024 1,000,000 966,595
5.50%, 7/15/2036 1,500,000 1,675,918
FHLMC
0.25%, 6/26/2023 2,700,000 2,624,066
0.25%, 8/24/2023(b) 3,535,000 3,412,360
0.25%, 12/4/2023 1,030,000 982,734
0.38%, 7/21/2025 1,165,000 1,045,182
6.25%, 7/15/2032(b) 1,245,000 1,448,654
FNMA
2.38%, 1/19/2023 490,000 487,965
0.50%, 6/17/2025 1,000,000 903,806
6.25%, 5/15/2029(b) 2,500,000 2,816,562
7.25%, 5/15/2030 2,000,000 2,397,965
0.88%, 8/5/2030 440,000 344,143
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 497,119
Total U.S. Government Agency Securities
(cost $22,479,039)
21,136,856
U.S. Treasury Obligations 41 .0%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
6.88%, 8/15/2025 449,000 479,834
6.00%, 2/15/2026 (b) 4,042,000 4,260,521
6.50%, 11/15/2026 (b) 3,000,000 3,262,148
5.50%, 8/15/2028 4,000,000 4,293,750
5.38%, 2/15/2031 1,000,000 1,105,234
4.75%, 2/15/2037 709,600 786,520
5.00%, 5/15/2037 305,000 345,972
4.38%, 2/15/2038 3,050,000 3,245,629
4.25%, 5/15/2039 (b) 2,500,000 2,605,957
4.50%, 8/15/2039 1,080,000 1,159,523
4.38%, 11/15/2039 300,000 316,793
3.88%, 8/15/2040 1,000,000 982,578
1.38%, 11/15/2040 1,500,000 969,668
4.25%, 11/15/2040 1,400,000 1,444,898
1.88%, 2/15/2041 1,000,000 708,320
4.75%, 2/15/2041 2,000,000 2,199,219
3.75%, 8/15/2041 4,900,000 4,695,770
2.00%, 11/15/2041 6,000,000 4,294,219
3.13%, 11/15/2041 4,100,000 3,566,520
3.13%, 2/15/2042 1,000,000 871,094
3.00%, 5/15/2042 (b) 1,000,000 850,625
3.25%, 5/15/2042 2,000,000 1,775,000
2.75%, 8/15/2042 6,200,000 5,036,531
2.75%, 11/15/2042 1,500,000 1,215,176
3.13%, 2/15/2043 4,050,000 3,481,102
2.88%, 5/15/2043 3,850,000 3,173,092
3.63%, 2/15/2044 5,000,000 4,646,680
3.38%, 5/15/2044 4,000,000 3,568,438
3.13%, 8/15/2044 5,700,000 4,870,605
3.00%, 11/15/2044 5,500,000 4,594,219
2.50%, 2/15/2045 6,500,000 4,955,488
3.00%, 5/15/2045 5,500,000 4,591,211
2.88%, 8/15/2045 3,300,000 2,692,594
2.50%, 2/15/2046 6,000,000 4,555,547
2.50%, 5/15/2046 (b) 3,000,000 2,274,023
2.88%, 11/15/2046 3,000,000 2,449,922
3.00%, 2/15/2047 2,000,000 1,672,109
3.00%, 5/15/2047 2,000,000 1,674,141
2.75%, 8/15/2047 2,500,000 1,997,461
2.75%, 11/15/2047 3,200,000 2,559,750
3.00%, 2/15/2048 3,000,000 2,525,625
3.38%, 11/15/2048 5,500,000 5,006,504
2.88%, 5/15/2049 5,000,000 4,167,187
2.25%, 8/15/2049 3,000,000 2,193,398
2.38%, 11/15/2049 800,000 602,437
2.00%, 2/15/2050 500,000 343,496
1.25%, 5/15/2050 1,700,000 951,469
1.38%, 8/15/2050 5,000,000 2,895,117
1.63%, 11/15/2050 6,800,000 4,221,844
1.88%, 2/15/2051 4,400,000 2,912,937
2.38%, 5/15/2051 7,500,000 5,610,938
2.00%, 8/15/2051 (b) 10,200,000 6,967,078
1.88%, 11/15/2051 9,600,000 6,348,375
2.25%, 2/15/2052 4,000,000 2,906,250
2.88%, 5/15/2052 8,300,000 6,960,328
3.00%, 8/15/2052 3,700,000 3,192,984
U.S. Treasury Notes
1.38%, 9/30/2023 (b) 3,500,000 3,401,016
2.88%, 10/31/2023 (b) 5,000,000 4,924,609
2.75%, 11/15/2023 1,500,000 1,474,043

60 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.13%, 11/30/2023 (b) 1,500,000 1,463,672
2.25%, 12/31/2023 (b) 3,500,000 3,413,867
2.63%, 12/31/2023 (b) 8,000,000 7,836,562
0.88%, 1/31/2024 20,000,000 19,107,031
2.25%, 1/31/2024 5,500,000 5,353,477
2.50%, 1/31/2024 9,000,000 8,786,602
2.75%, 2/15/2024 2,500,000 2,446,289
2.25%, 3/31/2024 (b) 10,000,000 9,700,000
2.00%, 4/30/2024 7,000,000 6,751,992
2.50%, 4/30/2024 4,000,000 3,888,438
2.50%, 5/15/2024 (b) 7,000,000 6,799,297
2.00%, 5/31/2024 (b) 3,800,000 3,659,727
1.75%, 6/30/2024 (b) 6,000,000 5,744,531
1.75%, 7/31/2024 (b) 2,000,000 1,911,484
2.13%, 7/31/2024 6,500,000 6,253,457
2.38%, 8/15/2024 24,353,000 23,516,817
0.38%, 9/15/2024 (b) 5,000,000 4,638,477
1.50%, 9/30/2024 (b) 14,000,000 13,272,109
2.13%, 9/30/2024 9,000,000 8,637,187
0.63%, 10/15/2024 6,000,000 5,577,656
1.50%, 10/31/2024 (b) 15,000,000 14,184,375
0.75%, 11/15/2024 (b) 6,000,000 5,575,312
2.25%, 11/15/2024 7,550,000 7,242,102
1.50%, 11/30/2024 5,000,000 4,716,992
2.13%, 11/30/2024 3,800,000 3,632,266
1.00%, 12/15/2024 1,000,000 931,836
2.25%, 12/31/2024 5,000,000 4,787,695
2.00%, 2/15/2025 18,700,000 17,744,547
2.63%, 3/31/2025 4,300,000 4,134,383
2.13%, 5/15/2025 6,300,000 5,967,527
0.25%, 5/31/2025 7,500,000 6,745,898
0.25%, 7/31/2025 15,000,000 13,407,422
2.88%, 7/31/2025 6,500,000 6,262,090
2.00%, 8/15/2025 6,000,000 5,636,250
0.25%, 8/31/2025 (b) 4,000,000 3,563,281
2.75%, 8/31/2025 (b) 4,000,000 3,835,469
0.25%, 9/30/2025 8,000,000 7,110,000
0.25%, 10/31/2025 8,000,000 7,084,688
2.25%, 11/15/2025 8,500,000 8,004,277
0.38%, 11/30/2025 10,200,000 9,043,336
0.38%, 12/31/2025 10,000,000 8,842,578
0.38%, 1/31/2026 8,000,000 7,046,875
1.63%, 2/15/2026 8,500,000 7,805,723
0.50%, 2/28/2026 2,000,000 1,764,766
0.75%, 3/31/2026 4,000,000 3,551,719
1.63%, 5/15/2026 (b) 2,000,000 1,828,047
0.75%, 5/31/2026 3,000,000 2,649,375
0.88%, 6/30/2026 6,000,000 5,311,875
0.63%, 7/31/2026 2,000,000 1,749,141
1.50%, 8/15/2026 (b) 9,700,000 8,773,195
0.75%, 8/31/2026 5,000,000 4,384,961
1.38%, 8/31/2026 4,500,000 4,049,473
0.88%, 9/30/2026 8,000,000 7,037,812
1.63%, 9/30/2026 (b) 10,000,000 9,078,906
1.13%, 10/31/2026 15,000,000 13,299,023
1.63%, 10/31/2026 8,000,000 7,246,562
1.25%, 11/30/2026 (b) 2,000,000 1,779,766
1.25%, 12/31/2026 6,000,000 5,329,453
2.25%, 2/15/2027 1,200,000 1,109,156
1.88%, 2/28/2027 (b) 2,500,000 2,276,758
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.50%, 3/31/2027 2,500,000 2,335,352
2.75%, 4/30/2027 (b) 3,500,000 3,302,988
2.38%, 5/15/2027 5,700,000 5,283,187
0.50%, 5/31/2027 1,000,000 848,320
2.63%, 5/31/2027 (b) 3,000,000 2,816,250
0.50%, 6/30/2027 5,000,000 4,233,008
2.75%, 7/31/2027 3,000,000 2,824,922
2.25%, 8/15/2027 8,300,000 7,629,516
0.50%, 8/31/2027 8,000,000 6,738,438
3.13%, 8/31/2027 (b) 3,000,000 2,877,656
4.13%, 9/30/2027 4,000,000 4,013,125
2.25%, 11/15/2027 5,390,000 4,932,061
0.63%, 11/30/2027 8,500,000 7,144,980
0.75%, 1/31/2028 4,000,000 3,367,344
2.75%, 2/15/2028 10,000,000 9,364,453
1.13%, 2/29/2028 (b) 3,000,000 2,574,727
1.25%, 3/31/2028 1,500,000 1,293,340
1.25%, 4/30/2028 5,000,000 4,301,758
2.88%, 5/15/2028 10,000,000 9,398,437
1.25%, 5/31/2028 3,000,000 2,576,016
1.25%, 6/30/2028 4,000,000 3,428,125
1.00%, 7/31/2028 (b) 4,000,000 3,369,219
2.88%, 8/15/2028 8,500,000 7,974,395
1.13%, 8/31/2028 4,000,000 3,386,406
1.25%, 9/30/2028 4,500,000 3,830,449
1.38%, 10/31/2028 9,000,000 7,709,766
3.13%, 11/15/2028 7,000,000 6,651,367
1.50%, 11/30/2028 3,000,000 2,585,742
1.38%, 12/31/2028 (b) 9,500,000 8,131,035
1.75%, 1/31/2029 2,000,000 1,746,484
2.63%, 2/15/2029 8,772,000 8,082,918
1.88%, 2/28/2029 (b) 2,000,000 1,760,312
2.38%, 3/31/2029 (b) 6,000,000 5,432,813
2.88%, 4/30/2029 5,000,000 4,667,578
2.38%, 5/15/2029 5,700,000 5,158,055
2.75%, 5/31/2029 3,500,000 3,241,191
2.63%, 7/31/2029 3,000,000 2,756,719
1.63%, 8/15/2029 (b) 3,000,000 2,587,148
3.13%, 8/31/2029 4,000,000 3,796,250
3.88%, 9/30/2029 3,500,000 3,484,687
1.75%, 11/15/2029 (b) 4,000,000 3,474,688
0.63%, 5/15/2030 (b) 4,800,000 3,781,125
0.63%, 8/15/2030 (b) 7,000,000 5,484,883
0.88%, 11/15/2030 9,100,000 7,249,430
1.13%, 2/15/2031 6,500,000 5,263,223
1.63%, 5/15/2031 5,500,000 4,616,563
1.25%, 8/15/2031 6,000,000 4,848,984
1.38%, 11/15/2031 7,500,000 6,093,750
1.88%, 2/15/2032 9,100,000 7,710,828
2.88%, 5/15/2032 (b) 11,300,000 10,447,203
2.75%, 8/15/2032 5,700,000 5,211,937
Total U.S. Treasury Obligations
(cost $906,267,726)
806,936,249

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 61
Repurchase Agreements 6 .0%
Principal
Amount ($) Value ($)
Bank of America NA
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $22,005,592,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $22,440,000. (h) 22,000,000 22,000,000
BofA Securities, Inc.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $12,003,051,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$12,240,000. (h) 12,000,000 12,000,000
Cantor Fitzgerald & Co.
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$5,669,194, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $5,781,108. (h) 5,667,753 5,667,753
Credit Suisse AG
2.97%, dated
9/30/2022, due
10/3/2022, repurchase
price $20,004,950,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$20,405,050. (h) 20,000,000 20,000,000
MetLife, Inc.
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $38,604,285,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$39,385,454. (h) 38,594,475 38,594,475
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.08%, dated
9/30/2022, due
10/3/2022, repurchase
price $20,005,134,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$20,400,000. (h) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $118,262,228)
118,262,228
Total Investments
(cost $2,343,490,536) — 105.3%
2,072,997,370
Liabilities in excess of other
assets — (5.3)% (104,605,206)
NET ASSETS — 100.0%
$ 1,968,392,164
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2022.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $254,196,120, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $118,262,228 and by
$143,944,965 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 10/31/2022 –
5/15/2052, a total value of $262,207,193.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2022.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $7,907,410 which represents 0.40% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$118,262,228.

62 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Bond Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

64 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,825,872 $ – $ 4,825,872
Commercial Mortgage-Backed Securities – 35,203,926 – 35,203,926
Corporate Bonds – 480,376,808 – 480,376,808
Foreign Government Securities – 29,336,996 – 29,336,996
Mortgage-Backed Securities – 542,223,176 – 542,223,176
Municipal Bonds – 13,725,263 – 13,725,263
Repurchase Agreements – 118,262,228 – 118,262,228
Supranational – 20,969,996 – 20,969,996
U.S. Government Agency Securities – 21,136,856 – 21,136,856
U.S. Treasury Obligations – 806,936,249 – 806,936,249
Total $ – $ 2,072,997,370 $ – $ 2,072,997,370
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 8.7%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 328,672
Banks 2.0%
Australia & New Zealand
Banking Group Ltd. 340,666 4,946,390
Commonwealth Bank of
Australia 194,326 11,293,695
National Australia Bank Ltd. 366,617 6,722,360
Westpac Banking Corp.(a) 398,187 5,228,700
28,191,145
Beverages 0.0%
†
Treasury Wine Estates Ltd. 79,406 639,345
Biotechnology 0.7%
CSL Ltd.(a) 54,861 9,947,556
Capital Markets 0.4%
ASX Ltd. 22,753 1,046,236
Macquarie Group Ltd. 41,536 4,030,860
5,077,096
Chemicals 0.0%
†
Orica Ltd. 50,905 427,389
Commercial Services & Supplies 0.1%
Brambles Ltd. 159,084 1,154,256
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 24,963 417,696
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 456,314 1,118,402
Electric Utilities 0.0%
†
Origin Energy Ltd. 193,942 635,471
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 124,508 617,547
Goodman Group 190,977 1,908,135
GPT Group (The) 220,197 534,483
Mirvac Group 451,049 557,082
Scentre Group 571,556 920,009
Stockland 262,872 547,384
Vicinity Centres 451,549 504,193
5,588,833
Food & Staples Retailing 0.4%
Coles Group Ltd. 153,629 1,616,282
Endeavour Group Ltd. 153,738 689,049
Woolworths Group Ltd. 136,685 2,957,425
5,262,756
Gas Utilities 0.1%
APA Group 139,971 854,664
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 7,243 895,002
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 21,176 776,646
Sonic Healthcare Ltd. 50,179 976,394
1,753,040
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 69,554 1,451,555
Domino's Pizza Enterprises
Ltd.(a) 7,432 243,318
Lottery Corp. Ltd. (The)* 254,015 674,828
2,369,701
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 293,408 863,942
Medibank Pvt Ltd. 320,551 712,386
QBE Insurance Group Ltd. 172,232 1,272,305
Suncorp Group Ltd.(a) 141,664 903,978
3,752,611
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 436,067
SEEK Ltd.(a) 36,329 439,573
875,640
IT Services 0.1%
Computershare Ltd. 62,998 999,098
Metals & Mining 2.6%
BHP Group Ltd. 327,218 8,149,333
BHP Group Ltd. 249,495 6,266,091
BlueScope Steel Ltd.(a) 56,874 550,221
Evolution Mining Ltd.(a) 205,834 271,430
Fortescue Metals Group Ltd.
(a) 192,457 2,062,637
Glencore plc 1,123,427 5,932,299
Mineral Resources Ltd. 19,169 802,417
Newcrest Mining Ltd. 102,737 1,117,788
Northern Star Resources Ltd. 135,093 681,068
Rio Tinto Ltd. 41,921 2,494,838
Rio Tinto plc 128,679 6,969,708
South32 Ltd. 513,555 1,187,025
36,484,855
Multiline Retail 0.3%
Wesfarmers Ltd. 129,830 3,528,511
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 26,241 484,511
Santos Ltd. 368,787 1,670,335
Washington H Soul Pattinson
& Co. Ltd.(a) 26,523 451,373
Woodside Energy Group Ltd. 216,232 4,407,215
7,013,434
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 82,937 469,056
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 211,347 464,358
Software 0.0%
†
WiseTech Global Ltd. 16,023 526,285
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 24,843 219,740
Transportation Infrastructure 0.2%
Transurban Group 346,211 2,715,492
121,710,104
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 37,600 823,407
Electric Utilities 0.0%
†
Verbund AG 7,530 641,642
Metals & Mining 0.0%
†
voestalpine AG 12,977 219,461

66 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 16,694 600,852
Paper & Forest Products 0.1%
Mondi plc 53,292 823,180
3,108,542
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 28,909 1,356,082
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 99,095 4,482,859
Chemicals 0.1%
Solvay SA 8,677 663,740
Umicore SA 23,031 667,755
1,331,495
Distributors 0.0%
†
D'ieteren Group 2,734 383,637
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
NV 6,291 437,167
Groupe Bruxelles Lambert
NV 4,876 341,528
Sofina SA(a) 1,955 332,219
1,110,914
Diversified Telecommunication Services 0.0%
†
Proximus SADP 15,918 164,933
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,725 437,800
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 16,344 397,026
Insurance 0.1%
Ageas SA/NV 19,012 689,805
Pharmaceuticals 0.1%
UCB SA 13,980 966,915
11,321,466
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 18,308 639,926
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 43,605 537,878
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 431,000 1,424,901
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 208,300 542,929
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 224,000 324,443
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 6,105 227,655
Common Stocks
Shares Value ($)
CHINA
Food Products 0.1%
Wilmar International Ltd. 221,594 589,954
Internet & Direct Marketing Retail 0.4%
Prosus NV* 94,255 4,911,997
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 161,000 294,861
Real Estate Management & Development 0.1%
ESR Group Ltd. Reg. S(b) 215,800 544,329
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 244,000 456,823
9,317,892
DENMARK 2.6%
Air Freight & Logistics 0.2%
DSV A/S 21,612 2,504,963
Banks 0.1%
Danske Bank A/S 76,223 943,302
Beverages 0.1%
Carlsberg A/S
, Class B
10,988 1,282,075
Biotechnology 0.2%
Genmab A/S* 7,598 2,449,131
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
1,014 158,963
Chemicals 0.1%
Chr Hansen Holding A/S 12,287 602,297
Novozymes A/S
, Class B
24,020 1,198,040
1,800,337
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 21,606 1,719,241
Electrical Equipment 0.2%
Vestas Wind Systems A/S 114,763 2,104,057
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
13,851 1,400,331
Demant A/S* 10,022 246,968
GN Store Nord A/S 14,728 256,553
1,903,852
Insurance 0.1%
Tryg A/S 39,784 817,628
Marine 0.1%
AP Moller - Maersk A/S
, Class
A
347 611,511
AP Moller - Maersk A/S
, Class
B
556 1,007,160
1,618,671
Pharmaceuticals 1.3%
Novo Nordisk A/S
, Class B
188,523 18,790,841
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 11,003 512,488
36,605,549

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 388,398 3,323,305
3,323,305
Communications Equipment 0.2%
Nokia OYJ 613,158 2,618,272
Diversified Telecommunication Services 0.1%
Elisa OYJ 16,385 743,079
Electric Utilities 0.1%
Fortum OYJ 51,495 692,156
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
30,202 561,225
Insurance 0.2%
Sampo OYJ
, Class A
53,398 2,278,892
Machinery 0.1%
Kone OYJ
, Class B
37,584 1,447,307
Wartsila OYJ Abp (a) 56,796 361,852
1,809,159
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 48,396 2,098,986
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
64,329 820,439
UPM- Kymmene OYJ 61,611 1,957,836
2,778,275
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
12,450 524,755
17,428,104
FRANCE 10.2%
Aerospace & Defense 0.8%
Airbus SE 67,724 5,850,830
Dassault Aviation SA 2,780 315,735
Safran SA 38,591 3,508,871
Thales SA 12,442 1,372,351
11,047,787
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 77,616 1,729,200
Valeo 22,656 340,528
2,069,728
Automobiles 0.0%
†
Renault SA* 23,264 624,837
Banks 0.6%
BNP Paribas SA 126,124 5,324,621
Credit Agricole SA 135,754 1,093,051
Societe Generale SA 89,629 1,778,350
8,196,022
Beverages 0.3%
Pernod Ricard SA 23,995 4,385,877
Remy Cointreau SA 2,674 443,167
4,829,044
Building Products 0.1%
Cie de Saint-Gobain 55,945 1,995,213
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 7,802 323,514
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.5%
Air Liquide SA 59,874 6,817,660
Arkema SA 6,778 494,347
7,312,007
Construction & Engineering 0.4%
Bouygues SA(a) 25,376 661,075
Eiffage SA 9,074 726,396
Vinci SA 60,740 4,878,967
6,266,438
Diversified Financial Services 0.0%
†
Eurazeo SE 5,306 277,048
Wendel SE 2,947 210,788
487,836
Diversified Telecommunication Services 0.2%
Orange SA 227,440 2,056,678
Electric Utilities 0.1%
Electricite de France SA 65,771 765,791
Electrical Equipment 0.1%
Legrand SA 30,543 1,973,349
Entertainment 0.1%
Bollore SE 97,089 444,152
Ubisoft Entertainment SA* 9,930 272,626
716,778
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 5,429 259,567
Gecina SA 4,813 374,096
Klepierre SA* 26,000 448,868
Unibail - Rodamco -Westfield* 13,793 566,187
1,648,718
Food & Staples Retailing 0.1%
Carrefour SA 68,637 950,887
Food Products 0.3%
Danone SA 73,300 3,453,667
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,927 388,239
Hotels, Restaurants & Leisure 0.1%
Accor SA* 18,478 385,796
La Francaise des Jeux
SAEM Reg. S(b) 11,680 345,595
Sodexo SA 10,125 761,494
1,492,885
Household Durables 0.0%
†
SEB SA 2,850 178,760
Insurance 0.3%
AXA SA 211,683 4,634,746
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 176,390
IT Services 0.4%
Capgemini SE 18,837 3,010,351
Edenred 28,990 1,332,473
Worldline SA Reg. S*(b) 27,977 1,094,045
5,436,869
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,058 934,808

68 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Machinery 0.0%
†
Alstom SA(a) 34,895 561,119
Media 0.1%
Publicis Groupe SA 25,595 1,211,099
Vivendi SE 85,807 665,075
1,876,174
Multi-Utilities 0.3%
Engie SA 208,277 2,389,737
Veolia Environnement SA 75,958 1,441,162
3,830,899
Oil, Gas & Consumable Fuels 1.0%
TotalEnergies SE 282,863 13,314,337
Personal Products 0.6%
L'Oreal SA 27,524 8,764,134
Pharmaceuticals 0.7%
Ipsen SA 4,089 377,642
Sanofi 129,678 9,897,060
10,274,702
Professional Services 0.2%
Bureau Veritas SA 33,947 758,111
Teleperformance 6,744 1,703,820
2,461,931
Software 0.2%
Dassault Systemes SE 75,634 2,599,819
Textiles, Apparel & Luxury Goods 2.2%
EssilorLuxottica SA 32,831 4,448,154
Hermes International 3,617 4,251,267
Kering SA 8,444 3,734,095
LVMH Moet Hennessy Louis
Vuitton SE 31,615 18,584,403
31,017,919
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,257 375,132
Getlink SE 48,654 754,114
1,129,246
143,791,271
GERMANY 7.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG 5,907 891,387
Rheinmetall AG 4,786 741,315
1,632,702
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 113,270 3,446,623
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 67,158 387,395
Auto Components 0.0%
†
Continental AG 12,024 540,220
Automobiles 0.9%
Bayerische Motoren Werke
AG 37,585 2,569,653
Bayerische Motoren Werke
AG (Preference) 6,558 428,813
Mercedes-Benz Group AG 91,380 4,672,958
Porsche Automobil Holding
SE (Preference) 17,967 1,023,473
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Volkswagen AG 3,402 560,719
Volkswagen AG (Preference) 21,025 2,596,983
11,852,599
Banks 0.1%
Commerzbank AG* 124,697 894,706
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 231,892 1,734,477
Deutsche Boerse AG 21,758 3,582,172
5,316,649
Chemicals 0.5%
BASF SE 104,956 4,067,442
Covestro AG Reg. S(b) 21,364 617,673
Evonik Industries AG 23,426 395,026
Symrise AG 15,397 1,515,084
6,595,225
Construction Materials 0.1%
HeidelbergCement AG(a) 16,045 642,712
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 367,948 6,307,392
Telefonica Deutschland
Holding AG 109,580 221,931
United Internet AG
(Registered) 12,365 233,218
6,762,541
Electrical Equipment 0.0%
†
Siemens Energy AG(a) 48,481 539,645
Food & Staples Retailing 0.0%
†
HelloFresh SE* 19,278 406,944
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 4,333 456,300
Siemens Healthineers AG
Reg. S(b) 31,183 1,350,746
1,807,046
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 22,679 644,604
Fresenius SE & Co. KGaA 48,777 1,044,767
1,689,371
Household Products 0.1%
Henkel AG & Co. KGaA 12,015 685,798
Henkel AG & Co. KGaA
(Preference) 19,701 1,177,575
1,863,373
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 72,928 2,683,369
Uniper SE(a) 11,158 42,328
2,725,697
Industrial Conglomerates 0.6%
Siemens AG (Registered) 87,289 8,639,296
Insurance 0.9%
Allianz SE (Registered) 46,657 7,383,501
Hannover Rueck SE 7,108 1,073,492

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 15,836 3,830,524
12,287,517
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 9,244 468,425
Internet & Direct Marketing Retail 0.0%
†
Zalando SE Reg. S*(a)(b) 18,269 362,232
Zalando SE Reg. S*∞(b) 5,968 118,324
480,556
IT Services 0.0%
†
Bechtle AG 8,525 310,175
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 2,840 991,923
Machinery 0.2%
Daimler Truck Holding AG* 52,444 1,200,228
GEA Group AG 17,480 571,603
KION Group AG 7,527 145,854
Knorr- Bremse AG 8,219 356,343
Rational AG 639 312,101
2,586,129
Multi-Utilities 0.2%
E.ON SE 256,467 1,984,898
Personal Products 0.1%
Beiersdorf AG 11,129 1,101,278
Pharmaceuticals 0.5%
Bayer AG (Registered) 111,424 5,141,986
Merck KGaA 14,732 2,404,313
7,546,299
Real Estate Management & Development 0.2%
Aroundtown SA 103,363 228,072
LEG Immobilien SE 7,970 479,555
Vonovia SE 82,338 1,791,982
2,499,609
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 150,259 3,329,821
Software 0.7%
Nemetschek SE 7,051 339,541
SAP SE 119,219 9,827,794
10,167,335
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 19,426 2,254,398
Puma SE 12,471 583,869
2,838,267
Trading Companies & Distributors 0.1%
Brenntag SE 18,266 1,114,599
103,449,575
HONG KONG 2.7%
Banks 0.1%
Hang Seng Bank Ltd. 84,600 1,278,416
Capital Markets 0.3%
Hong Kong Exchanges &
Clearing Ltd. 135,100 4,587,066
Common Stocks
Shares Value ($)
HONG KONG
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 406,220 475,108
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 367,353
CLP Holdings Ltd. 190,000 1,431,767
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 220,080
Power Assets Holdings Ltd. 153,500 767,210
2,786,410
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 240,600 1,679,305
Food Products 0.1%
WH Group Ltd. Reg. S(b) 935,545 588,501
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,238,266 1,087,777
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 16,000 809,600
Jardine Matheson Holdings
Ltd. 2,000 101,253
910,853
Insurance 1.0%
AIA Group Ltd. 1,372,400 11,394,429
Prudential plc 314,876 3,093,681
14,488,110
Machinery 0.1%
Techtronic Industries Co. Ltd. 154,500 1,459,631
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 232,516 1,395,225
Hang Lung Properties Ltd. 248,000 404,837
Henderson Land
Development Co. Ltd. 158,775 443,163
Hongkong Land Holdings
Ltd. 114,900 495,219
Hongkong Land Holdings
Ltd. 8,100 35,533
New World Development Co.
Ltd. 171,231 483,812
Sino Land Co. Ltd. 421,000 554,033
Sun Hung Kai Properties Ltd. 166,000 1,825,198
Swire Pacific Ltd.
, Class A
56,500 421,639
Swire Properties Ltd. 138,400 297,411
Wharf Real Estate
Investment Co. Ltd. 191,500 864,822
7,220,892
Road & Rail 0.1%
MTR Corp. Ltd. 171,000 782,495
37,344,564
IRELAND 0.6%
Building Products 0.1%
Kingspan Group plc 17,041 761,386
Construction Materials 0.2%
CRH plc 87,574 2,804,230

70 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
IRELAND
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,721 811,410
Food Products 0.1%
Kerry Group plc
, Class A
(a) 17,858 1,586,465
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc* 18,722 2,045,276
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 16,292 689,640
8,698,407
ISRAEL 0.8%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 2,870 543,602
Banks 0.3%
Bank Hapoalim BM 143,837 1,210,500
Bank Leumi Le-Israel BM 174,924 1,489,467
Israel Discount Bank Ltd.
,
Class A
136,561 686,088
Mizrahi Tefahot Bank Ltd. 18,061 631,111
4,017,166
Chemicals 0.1%
ICL Group Ltd. 81,057 649,621
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 234,916 384,244
IT Services 0.0%
†
Wix.com Ltd.* 6,150 481,114
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 9,215 216,553
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 130,371 1,052,094
1,052,094
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,485 305,526
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 11,985 523,446
Software 0.2%
Check Point Software
Technologies Ltd.* 11,697 1,310,298
Nice Ltd.* 7,405 1,399,483
2,709,781
10,883,147
ITALY 1.9%
Automobiles 0.2%
Ferrari NV 14,356 2,677,647
Banks 0.5%
FinecoBank Banca Fineco
SpA 72,538 891,571
Intesa Sanpaolo SpA 1,864,581 3,068,947
Mediobanca Banca di
Credito Finanziario SpA 72,218 564,575
Common Stocks
Shares Value ($)
ITALY
Banks
UniCredit SpA 232,654 2,352,631
6,877,724
Beverages 0.1%
Coca-Cola HBC AG 21,338 449,051
Davide Campari-Milano NV 56,307 499,459
948,510
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,580 372,283
Telecom Italia SpA *(a) 1,067,994 198,231
570,514
Electric Utilities 0.3%
Enel SpA 926,133 3,795,315
Terna - Rete Elettrica
Nazionale 166,248 1,012,758
4,808,073
Electrical Equipment 0.1%
Prysmian SpA 28,168 806,834
Gas Utilities 0.1%
Snam SpA 222,981 900,745
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,074 343,495
Health Care Providers & Services 0.0%
†
Amplifon SpA 13,632 356,991
Insurance 0.2%
Assicurazioni Generali
SpA (a) 127,840 1,740,069
Poste Italiane SpA Reg. S(b) 58,631 442,847
2,182,916
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 56,151 453,413
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 291,415 3,095,906
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 11,383 418,160
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 23,884 980,671
Transportation Infrastructure 0.1%
Atlantia SpA 57,612 1,275,340
26,696,939
JAPAN 22.4%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 8,700 439,909
SG Holdings Co. Ltd. 31,700 430,806
Yamato Holdings Co. Ltd.(a) 34,000 508,975
1,379,690
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 16,300 306,593
Japan Airlines Co. Ltd.*(a) 15,686 280,315
586,908
Auto Components 0.4%
Aisin Corp. 17,300 444,363
Bridgestone Corp. 65,100 2,104,461

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
JAPAN
Auto Components
Denso Corp. 49,300 2,250,246
Koito Manufacturing Co. Ltd. 21,800 298,755
Sumitomo Electric Industries
Ltd.(a) 80,400 816,123
5,913,948
Automobiles 1.8%
Honda Motor Co. Ltd.(a) 186,100 4,054,018
Isuzu Motors Ltd. 68,400 756,140
Mazda Motor Corp.(a) 65,680 434,759
Nissan Motor Co. Ltd. 256,700 820,579
Subaru Corp. 71,300 1,069,443
Suzuki Motor Corp. 40,700 1,262,522
Toyota Motor Corp. 1,207,670 15,720,037
Yamaha Motor Co. Ltd. 32,200 603,394
24,720,892
Banks 1.2%
Chiba Bank Ltd. (The)(a) 61,400 330,612
Concordia Financial Group
Ltd.(a) 122,400 378,423
Japan Post Bank Co. Ltd.(a) 46,200 322,113
Mitsubishi UFJ Financial
Group, Inc.(a) 1,355,167 6,111,025
Mizuho Financial Group, Inc.
(a) 273,851 2,958,674
Resona Holdings, Inc. 240,600 878,499
Shizuoka Bank Ltd.
(The)∞(a) 52,900 324,937
Sumitomo Mitsui Financial
Group, Inc. 149,553 4,161,705
Sumitomo Mitsui Trust
Holdings, Inc. 39,540 1,117,670
16,583,658
Beverages 0.3%
Asahi Group Holdings Ltd. 52,700 1,634,824
Ito En Ltd. 6,100 245,472
Kirin Holdings Co. Ltd. 95,500 1,470,813
Suntory Beverage & Food
Ltd. 14,800 525,175
3,876,284
Building Products 0.4%
AGC, Inc. 21,400 665,154
Daikin Industries Ltd. 28,500 4,403,822
Lixil Corp.(a) 32,700 473,835
TOTO Ltd.(a) 17,000 567,650
6,110,461
Capital Markets 0.2%
Daiwa Securities Group, Inc.
(a) 159,700 625,762
Japan Exchange Group, Inc. 55,700 752,951
Nomura Holdings, Inc.(a) 336,000 1,109,226
SBI Holdings, Inc.(a) 29,490 529,945
3,017,884
Chemicals 0.8%
Asahi Kasei Corp.(a) 138,700 917,312
JSR Corp.(a) 19,900 379,221
Mitsubishi Chemical Group
Corp.(a) 150,300 690,170
Mitsui Chemicals, Inc. 21,700 423,723
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd. 89,600 600,105
Nippon Sanso Holdings
Corp. 19,400 306,415
Nissan Chemical Corp.(a) 14,800 661,405
Nitto Denko Corp. 15,700 851,273
Shin-Etsu Chemical Co. Ltd. 42,800 4,250,196
Sumitomo Chemical Co. Ltd. 163,800 565,548
Toray Industries, Inc. 159,700 783,821
Tosoh Corp.(a) 31,200 348,392
10,777,581
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.
(a) 26,900 536,785
Secom Co. Ltd.(a) 23,200 1,318,172
Toppan, Inc.(a) 29,000 432,748
2,287,705
Construction & Engineering 0.1%
Kajima Corp.(a) 47,200 448,358
Obayashi Corp. 70,200 450,761
Shimizu Corp.(a) 69,500 341,039
Taisei Corp. 21,000 584,117
1,824,275
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 345,013
ORIX Corp. 135,100 1,900,044
2,245,057
Diversified Telecommunication Services 0.3%
Nippon Telegraph &
Telephone Corp. 134,956 3,640,844
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc.(a) 71,200 640,188
Kansai Electric Power Co.,
Inc. (The)(a) 78,800 656,684
Tokyo Electric Power Co.
Holdings, Inc.*(a) 173,600 551,710
1,848,582
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 15,000 549,843
Mitsubishi Electric Corp. 220,000 1,987,370
Nidec Corp.(a) 50,900 2,867,300
5,404,513
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp.(a) 12,600 328,869
Hamamatsu Photonics KK 16,700 717,027
Hirose Electric Co. Ltd. 3,694 480,105
Ibiden Co. Ltd.(a) 13,500 370,666
Keyence Corp. 22,044 7,318,673
Kyocera Corp. 36,800 1,860,190
Murata Manufacturing Co.
Ltd.(a) 66,300 3,045,486
Omron Corp. 20,500 934,342
Shimadzu Corp. 27,900 726,234
TDK Corp. 44,700 1,356,471
Yokogawa Electric Corp. 23,600 371,904
17,509,967

72 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0.6%
Capcom Co. Ltd.(a) 21,200 530,047
Koei Tecmo Holdings Co.
Ltd.(a) 14,820 241,054
Konami Group Corp.(a) 10,700 494,686
Nexon Co. Ltd. 54,600 954,872
Nintendo Co. Ltd. 126,000 5,102,076
Square Enix Holdings Co.
Ltd. 9,700 415,987
Toho Co. Ltd. 13,000 468,475
8,207,197
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 520,990
GLP J-REIT 513 566,294
Japan Metropolitan Fund
Invest 744 559,672
Japan Real Estate
Investment Corp. 149 613,564
Nippon Building Fund, Inc. 180 791,469
Nippon Prologis REIT, Inc. 230 501,663
Nomura Real Estate Master
Fund, Inc. 459 507,628
4,061,280
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 75,800 1,417,917
Kobe Bussan Co. Ltd.(a) 17,700 423,613
Seven & i Holdings Co. Ltd. 85,400 3,430,428
Welcia Holdings Co. Ltd. 12,400 260,542
5,532,500
Food Products 0.3%
Ajinomoto Co., Inc.(a) 51,600 1,405,790
Kikkoman Corp.(a) 17,200 967,037
MEIJI Holdings Co. Ltd.(a) 12,580 558,034
Nisshin Seifun Group, Inc.(a) 20,923 212,419
Nissin Foods Holdings Co.
Ltd. 6,700 465,145
Yakult Honsha Co. Ltd. 15,100 878,060
4,486,485
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 41,500 624,853
Tokyo Gas Co. Ltd. 46,400 783,645
1,408,498
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 23,500 371,824
Hoya Corp. 41,400 3,980,398
Olympus Corp. 139,700 2,688,642
Sysmex Corp. 19,700 1,060,254
Terumo Corp.(a) 74,100 2,090,997
10,192,115
Health Care Technology 0.1%
M3, Inc. 48,800 1,345,643
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 9,826 342,276
Oriental Land Co. Ltd. 22,700 3,093,425
3,435,701
Common Stocks
Shares Value ($)
JAPAN
Household Durables 1.0%
Iida Group Holdings Co. Ltd.
(a) 17,300 235,031
Open House Group Co. Ltd.
(a) 9,800 332,134
Panasonic Holdings Corp. 253,900 1,783,017
Sekisui Chemical Co. Ltd. 44,700 547,124
Sekisui House Ltd. 68,100 1,131,022
Sharp Corp.(a) 22,900 136,831
Sony Group Corp. 143,600 9,242,428
13,407,587
Household Products 0.1%
Unicharm Corp. 46,600 1,523,209
Industrial Conglomerates 0.4%
Hitachi Ltd. 110,300 4,670,352
Toshiba Corp.(a) 45,100 1,606,338
6,276,690
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 112,500 1,788,249
Japan Post Holdings Co. Ltd. 270,800 1,793,132
Japan Post Insurance Co.
Ltd.(a) 24,900 348,837
MS&AD Insurance Group
Holdings, Inc.(a) 51,741 1,369,263
Sompo Holdings, Inc. 34,650 1,380,982
T&D Holdings, Inc.(a) 57,100 539,968
Tokio Marine Holdings, Inc. 207,600 3,689,801
10,910,232
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 265,657
Z Holdings Corp. 296,300 769,931
1,035,588
Internet & Direct Marketing Retail 0.1%
Rakuten Group, Inc. 99,500 426,857
ZOZO, Inc. 15,200 303,132
729,989
IT Services 0.6%
Fujitsu Ltd. 22,300 2,404,886
GMO Payment Gateway, Inc.
(a) 4,900 331,107
Itochu Techno-Solutions
Corp.(a) 11,300 263,559
NEC Corp. 27,200 870,653
Nomura Research Institute
Ltd. 37,115 912,198
NTT Data Corp. 69,800 902,079
Obic Co. Ltd. 8,200 1,087,210
Otsuka Corp. 14,000 433,881
SCSK Corp.(a) 17,100 256,573
TIS, Inc. 25,800 685,054
8,147,200
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 23,200 1,515,265
Shimano, Inc. 8,200 1,292,335
Yamaha Corp.(a) 16,900 601,868
3,409,468
Machinery 1.1%
Daifuku Co. Ltd.(a) 11,100 521,588
FANUC Corp.(a) 21,800 3,015,766

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
JAPAN
Machinery
Hitachi Construction
Machinery Co. Ltd.(a) 13,400 248,972
Hoshizaki Corp. 11,600 321,037
Komatsu Ltd. 105,100 1,900,619
Kubota Corp. 118,500 1,643,258
Kurita Water Industries Ltd.
(a) 11,200 394,994
Makita Corp.(a) 25,700 498,296
MINEBEA MITSUMI, Inc. 42,500 630,346
MISUMI Group, Inc. 33,400 710,617
Mitsubishi Heavy Industries
Ltd.(a) 37,400 1,246,929
NGK Insulators Ltd.(a) 27,100 337,823
SMC Corp. 6,500 2,622,248
Toyota Industries Corp.(a) 16,100 767,102
Yaskawa Electric Corp. 28,500 822,686
15,682,281
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 40,800 732,792
Nippon Yusen KK(a) 55,800 952,963
1,685,755
Media 0.1%
CyberAgent , Inc.(a) 47,600 396,471
Dentsu Group, Inc. 23,901 680,463
Hakuhodo DY Holdings, Inc.
(a) 24,000 169,272
1,246,206
Metals & Mining 0.2%
Hitachi Metals Ltd.*(a) 23,900 359,335
JFE Holdings, Inc.(a) 57,300 533,341
Nippon Steel Corp.(a) 93,344 1,299,252
Sumitomo Metal Mining Co.
Ltd. 27,400 789,546
2,981,474
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 41,300 725,723
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc.(a) 339,339 1,095,742
Idemitsu Kosan Co. Ltd.(a) 23,556 509,688
Inpex Corp. 117,800 1,105,194
2,710,624
Paper & Forest Products 0.0%
†
Oji Holdings Corp.(a) 83,000 308,955
Personal Products 0.3%
Kao Corp. 54,500 2,209,887
Kobayashi Pharmaceutical
Co. Ltd. 6,100 355,635
Kose Corp. 4,100 417,363
Shiseido Co. Ltd. 46,100 1,613,631
4,596,516
Pharmaceuticals 1.5%
Astellas Pharma, Inc. 211,300 2,793,039
Chugai Pharmaceutical Co.
Ltd. 77,200 1,927,612
Daiichi Sankyo Co. Ltd. 199,700 5,555,031
Eisai Co. Ltd. 28,100 1,507,253
Kyowa Kirin Co. Ltd. 31,500 722,622
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Nippon Shinyaku Co. Ltd. 5,400 273,943
Ono Pharmaceutical Co. Ltd. 40,000 930,480
Otsuka Holdings Co. Ltd. 43,200 1,370,224
Shionogi & Co. Ltd.(a) 30,800 1,490,014
Takeda Pharmaceutical Co.
Ltd.(a) 171,449 4,452,900
21,023,118
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 34,600 391,392
Persol Holdings Co. Ltd. 19,600 357,209
Recruit Holdings Co. Ltd. 164,000 4,733,568
5,482,169
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd.(a) 7,000 657,286
Daiwa House Industry Co.
Ltd.(a) 69,400 1,414,311
Hulic Co. Ltd. 45,400 334,053
Mitsubishi Estate Co. Ltd.(a) 136,300 1,788,382
Mitsui Fudosan Co. Ltd. 101,400 1,932,903
Nomura Real Estate
Holdings, Inc. 13,200 299,242
Sumitomo Realty &
Development Co. Ltd.(a) 36,300 826,591
7,252,768
Road & Rail 0.6%
Central Japan Railway Co. 16,600 1,944,692
East Japan Railway Co. 33,876 1,739,112
Hankyu Hanshin Holdings,
Inc. 25,700 773,565
Keio Corp. 10,799 390,623
Keisei Electric Railway Co.
Ltd. 13,400 365,399
Kintetsu Group Holdings Co.
Ltd.(a) 20,300 673,140
Odakyu Electric Railway Co.
Ltd.(a) 34,200 437,477
Tobu Railway Co. Ltd. 20,000 471,857
Tokyu Corp.(a) 62,700 714,483
West Japan Railway Co. 25,800 988,786
8,499,134
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.(a) 22,300 1,036,361
Disco Corp.(a) 3,400 740,915
Lasertec Corp. 8,300 834,633
Renesas Electronics Corp.* 128,500 1,070,935
Rohm Co. Ltd. 10,400 682,079
SUMCO Corp. 41,100 477,559
Tokyo Electron Ltd.(a) 17,100 4,233,805
9,076,287
Software 0.1%
Oracle Corp. Japan 4,300 227,000
Trend Micro, Inc. 14,800 801,543
1,028,543
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 6,700 3,560,582
Hikari Tsushin, Inc.(a) 2,400 280,843
Nitori Holdings Co. Ltd. 8,800 736,392

74 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Specialty Retail
USS Co. Ltd.(a) 23,800 366,306
4,944,123
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 27,200 468,984
Canon, Inc. 115,300 2,514,648
FUJIFILM Holdings Corp. 41,300 1,889,918
Ricoh Co. Ltd.(a) 61,100 445,875
Seiko Epson Corp.(a) 32,700 445,996
5,765,421
Tobacco 0.2%
Japan Tobacco, Inc. 137,100 2,250,316
Trading Companies & Distributors 1.1%
ITOCHU Corp.(a) 134,300 3,254,879
Marubeni Corp.(a) 173,000 1,518,901
Mitsubishi Corp.(a) 144,500 3,968,512
Mitsui & Co. Ltd.(a) 160,100 3,434,779
MonotaRO Co. Ltd. 27,000 408,118
Sumitomo Corp. 130,300 1,626,007
Toyota Tsusho Corp. 24,500 760,509
14,971,705
Wireless Telecommunication Services 0.9%
KDDI Corp.(a) 183,500 5,382,044
SoftBank Corp.(a) 324,900 3,249,227
SoftBank Group Corp.(a) 137,300 4,664,100
13,295,371
315,364,120
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 307,337
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 14,827 879,222
Metals & Mining 0.1%
ArcelorMittal SA(a) 59,652 1,192,929
2,072,151
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 241,000 1,407,158
Sands China Ltd.* 268,300 664,279
2,071,437
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 5.2%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,234 450,265
ING Groep NV 447,179 3,834,252
4,284,517
Beverages 0.2%
Heineken Holding NV 12,138 828,728
Heineken NV 29,511 2,587,126
3,415,854
Biotechnology 0.2%
Argenx SE* 5,067 1,810,743
Common Stocks
Shares Value ($)
NETHERLANDS
Biotechnology
Argenx SE* 1,169 422,297
2,233,040
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 10,200 645,438
Chemicals 0.3%
Akzo Nobel NV 20,728 1,168,978
Koninklijke DSM NV 19,611 2,224,277
OCI NV 11,576 425,660
3,818,915
Diversified Financial Services 0.1%
EXOR NV* 12,587 807,754
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 371,792 1,007,454
Entertainment 0.1%
Universal Music Group NV(a) 83,816 1,579,938
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 118,558 3,018,955
Food Products 0.0%
†
JDE Peet's NV 12,632 368,445
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 98,615 1,523,261
Insurance 0.1%
Aegon NV 197,974 786,770
NN Group NV 31,241 1,215,927
2,002,697
IT Services 0.2%
Adyen NV Reg. S*(b) 2,492 3,100,168
Oil, Gas & Consumable Fuels 1.5%
Shell plc 847,093 21,075,925
Professional Services 0.3%
Randstad NV(a) 13,992 605,055
Wolters Kluwer NV 30,192 2,939,526
3,544,581
Semiconductors & Semiconductor Equipment 1.4%
ASM International NV 5,179 1,158,750
ASML Holding NV 46,290 19,200,687
20,359,437
Trading Companies & Distributors 0.1%
IMCD NV 6,296 747,202
73,533,581
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 623,987
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,271 262,088
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 68,471 706,016
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 151,098 406,271

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
NEW ZEALAND
Software 0.1%
Xero Ltd.*(a) 14,740 677,410
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 148,060 595,116
3,270,888
NORWAY 0.7%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 9,825 298,030
Banks 0.1%
DNB Bank ASA 107,020 1,694,336
Diversified Telecommunication Services 0.1%
Telenor ASA 77,374 706,162
Food Products 0.1%
Mowi ASA 48,430 613,667
Orkla ASA 82,296 597,544
Salmar ASA 6,472 217,961
1,429,172
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,887 425,855
Metals & Mining 0.1%
Norsk Hydro ASA 148,710 799,982
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 35,463 1,016,861
Equinor ASA 112,573 3,713,060
4,729,921
10,083,458
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 306,961 1,328,876
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 33,983 633,145
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
55,198 529,015
2,491,036
SINGAPORE 1.7%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,300 459,336
Airlines 0.0%
†
Singapore Airlines Ltd.* 159,714 563,608
Banks 0.7%
DBS Group Holdings Ltd. 206,300 4,769,649
Oversea-Chinese Banking
Corp. Ltd. 379,900 3,111,932
United Overseas Bank Ltd. 132,400 2,403,919
10,285,500
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 651,681
Common Stocks
Shares Value ($)
SINGAPORE
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 955,350 1,758,420
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 373,579
Entertainment 0.2%
Sea Ltd., ADR*(a) 40,477 2,268,736
Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Integrated
Commercial Trust 581,570 773,202
CapLand Ascendas REIT 401,407 748,155
Mapletree Logistics Trust 396,704 428,345
Mapletree Pan Asia
Commercial Trust 278,200 332,287
2,281,989
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 704,796 383,377
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 161,100 773,513
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 291,797 702,862
City Developments Ltd. 55,300 291,539
UOL Group Ltd. 47,500 219,000
1,213,401
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 154,510 406,361
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 77,810 2,400,793
23,820,294
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 144,942 4,378,463
SOUTH KOREA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 19,153 709,286
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 763,456 3,429,109
Banco Santander SA 1,963,407 4,563,446
CaixaBank SA 511,058 1,646,831
9,639,386
Biotechnology 0.0%
†
Grifols SA*(a) 33,026 282,741
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 27,489 615,177
Ferrovial SA 53,934 1,224,005
1,839,182
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 61,589 1,898,873

76 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SPAIN
Diversified Telecommunication Services
Telefonica SA 601,474 1,982,902
3,881,775
Electric Utilities 0.6%
Acciona SA(a) 2,712 478,680
Endesa SA 35,868 537,669
Iberdrola SA 676,015 6,284,490
Red Electrica Corp. SA 45,500 696,880
7,997,719
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 27,758 487,515
Gas Utilities 0.1%
Enagas SA 28,047 432,877
Naturgy Energy Group SA 15,981 368,395
801,272
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 31,621 649,892
IT Services 0.2%
Amadeus IT Group SA* 51,194 2,369,717
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 165,768 1,907,597
Specialty Retail 0.2%
Industria de Diseno Textil SA 124,144 2,564,244
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 8,293 858,100
33,279,140
SWEDEN 3.1%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 65,477 282,380
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
187,320 1,778,088
Svenska Handelsbanken AB
,
Class A
170,258 1,391,272
Swedbank AB
, Class A
105,368 1,377,655
4,547,015
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 18,560 359,284
Building Products 0.3%
Assa Abloy AB
, Class B
114,245 2,134,941
Nibe Industrier AB
, Class B
170,038 1,509,752
3,644,693
Capital Markets 0.1%
EQT AB 34,763 668,770
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 39,382 274,184
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
(a) 332,992 1,939,256
Construction & Engineering 0.0%
†
Skanska AB
, Class B
40,401 502,152
Common Stocks
Shares Value ($)
SWEDEN
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
16,218 326,456
Industrivarden AB
, Class C
17,605 350,627
Investor AB
, Class A
(a) 55,146 843,871
Investor AB
, Class B
204,421 2,979,794
Kinnevik AB
, Class B
* 27,641 361,176
L E Lundbergforetagen AB
,
Class B
9,028 324,579
5,186,503
Diversified Telecommunication Services 0.1%
Telia Co. AB 293,944 846,048
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB
, Class B
222,251 2,060,549
Entertainment 0.0%
†
Embracer Group AB*(a) 75,933 450,102
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
24,997 429,053
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 20,893 1,645,375
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 26,142 270,759
Household Products 0.1%
Essity AB
, Class B
67,315 1,328,744
Industrial Conglomerates 0.0%
†
Investment AB Latour
, Class B
16,568 271,884
Lifco AB
, Class B
24,126 333,050
604,934
Machinery 0.9%
Alfa Laval AB 34,787 859,420
Atlas Copco AB
, Class A
304,351 2,818,348
Atlas Copco AB
, Class B
181,245 1,499,616
Epiroc AB
, Class A
72,872 1,042,338
Epiroc AB
, Class B
45,252 569,158
Husqvarna AB
, Class B
48,561 267,637
Indutrade AB 30,012 484,002
Sandvik AB 120,828 1,645,374
SKF AB
, Class B
(a) 44,290 592,244
Volvo AB
, Class A
23,960 354,855
Volvo AB
, Class B
170,626 2,407,575
12,540,567
Metals & Mining 0.1%
Boliden AB 32,500 1,005,127
Paper & Forest Products 0.1%
Holmen AB
, Class B
10,308 392,241
Svenska Cellulosa AB SCA
,
Class B
66,995 849,605
1,241,846
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 67,062 265,051
Sagax AB
, Class B
22,206 365,536
630,587
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 80,759 746,377

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
SWEDEN
Tobacco 0.1%
Swedish Match AB 177,276 1,755,088
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
62,369 537,945
43,497,338
SWITZERLAND 5.9%
Building Products 0.1%
Geberit AG (Registered) 4,126 1,765,333
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 297,413 1,172,137
Julius Baer Group Ltd. 24,462 1,064,424
Partners Group Holding AG 2,589 2,079,919
UBS Group AG (Registered) 399,411 5,769,878
10,086,358
Chemicals 0.5%
Clariant AG (Registered)* 25,170 400,580
EMS- Chemie Holding AG
(Registered) 761 478,967
Givaudan SA (Registered) 1,044 3,147,572
Sika AG (Registered) 16,666 3,337,337
7,364,456
Construction Materials 0.2%
Holcim AG* 62,606 2,554,184
Containers & Packaging 0.1%
SIG Group AG* 34,636 703,704
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,006 1,404,007
Electrical Equipment 0.3%
ABB Ltd. (Registered) 187,052 4,816,771
Food Products 0.2%
Barry Callebaut AG
(Registered) 395 742,708
Chocoladefabriken Lindt &
Spruengli AG 126 1,217,475
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,189,811
3,149,994
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 57,571 3,333,938
Sonova Holding AG
(Registered) 6,263 1,377,295
Straumann Holding AG
(Registered) 12,866 1,170,924
5,882,157
Insurance 0.6%
Baloise Holding AG
(Registered) 5,254 669,795
Swiss Life Holding AG
(Registered) 3,634 1,601,113
Zurich Insurance Group AG 17,070 6,785,742
9,056,650
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class
B
(a) 3,705 230,478
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Lonza Group AG
(Registered) 8,505 4,136,057
4,366,535
Machinery 0.1%
Schindler Holding AG 4,798 744,258
Schindler Holding AG
(Registered) 2,580 387,835
VAT Group AG Reg. S(b) 2,980 601,622
1,733,715
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,009 1,217,571
Pharmaceuticals 1.3%
Novartis AG (Registered) 246,364 18,781,128
Professional Services 0.2%
Adecco Group AG
(Registered) 17,672 485,276
SGS SA (Registered) 734 1,567,852
2,053,128
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 8,845 703,614
Software 0.0%
†
Temenos AG (Registered) 7,432 500,433
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered)(a) 19,142 874,088
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 59,446 5,578,014
Swatch Group AG (The) 3,353 753,016
Swatch Group AG (The)
(Registered) 6,136 256,780
6,587,810
83,601,636
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.8%
Aerospace & Defense 0.3%
BAE Systems plc 361,500 3,176,078
Rolls-Royce Holdings plc* 925,268 711,065
3,887,143
Banks 1.6%
Barclays plc 1,880,080 2,997,441
HSBC Holdings plc 2,289,166 11,862,247
Lloyds Banking Group plc 7,991,708 3,651,133
NatWest Group plc 607,362 1,515,758
Standard Chartered plc 285,711 1,797,075
21,823,654
Beverages 0.8%
Coca-Cola Europacific
Partners plc 23,796 1,014,185
Diageo plc 260,761 10,929,993
11,944,178

78 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets 0.4%
3i Group plc 112,912 1,355,753
abrdn plc 236,584 359,510
Hargreaves Lansdown plc 40,634 390,019
London Stock Exchange
Group plc 37,276 3,143,243
Schroders plc 77,712 336,451
St James's Place plc 62,736 715,633
6,300,609
Chemicals 0.1%
Croda International plc 16,432 1,173,808
Johnson Matthey plc 20,861 424,152
1,597,960
Commercial Services & Supplies 0.1%
Rentokil Initial plc 205,600 1,085,650
Diversified Financial Services 0.0%
†
M&G plc 287,491 529,274
Diversified Telecommunication Services 0.1%
BT Group plc 800,200 1,081,922
Electric Utilities 0.1%
SSE plc 123,410 2,092,423
Electronic Equipment, Instruments & Components 0.1%
Halma plc 41,980 945,261
Equity Real Estate Investment Trusts (REITs) 0.1%
British Land Co. plc (The) 100,664 388,446
Land Securities Group plc 77,891 447,990
Segro plc 138,945 1,164,255
2,000,691
Food & Staples Retailing 0.2%
J Sainsbury plc 205,250 396,426
Ocado Group plc* 65,071 337,893
Tesco plc 850,078 1,946,440
2,680,759
Food Products 0.0%
†
Associated British Foods plc 41,962 585,018
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 97,230 1,121,727
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 203,573 4,069,264
Entain plc 68,366 820,987
InterContinental Hotels
Group plc 21,778 1,044,813
Whitbread plc 22,853 583,563
6,518,627
Household Durables 0.1%
Barratt Developments plc 117,831 446,343
Berkeley Group Holdings plc 12,674 464,574
Persimmon plc 34,914 480,659
Taylor Wimpey plc 414,579 404,280
1,795,856
Household Products 0.4%
Reckitt Benckiser Group plc 81,223 5,368,142
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 309,016 1,696,975
DCC plc 10,904 567,275
Melrose Industries plc 515,865 575,978
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates
Smiths Group plc 45,107 755,972
3,596,200
Insurance 0.3%
Admiral Group plc 21,531 456,944
Aviva plc 318,521 1,368,111
Legal & General Group plc 685,903 1,641,373
Phoenix Group Holdings plc 91,262 531,340
3,997,768
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 111,236 630,681
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 18,735 285,636
Machinery 0.2%
CNH Industrial NV 114,814 1,281,793
Spirax-Sarco Engineering plc 8,157 936,997
2,218,790
Media 0.2%
Informa plc 166,210 957,549
Pearson plc 80,211 768,724
WPP plc 129,119 1,068,518
2,794,791
Multiline Retail 0.1%
Next plc 14,701 781,075
Multi-Utilities 0.3%
National Grid plc 414,880 4,281,496
Oil, Gas & Consumable Fuels 0.7%
BP plc 2,186,582 10,397,972
Personal Products 1.0%
Haleon plc* 574,044 1,776,145
Unilever plc 290,634 12,806,822
14,582,967
Pharmaceuticals 1.4%
AstraZeneca plc 176,454 19,404,658
Professional Services 0.7%
Experian plc 105,933 3,105,660
Intertek Group plc 17,846 734,195
RELX plc 220,054 5,349,335
9,189,190
Software 0.1%
AVEVA Group plc 13,500 470,296
Sage Group plc (The) 113,121 870,324
1,340,620
Specialty Retail 0.1%
JD Sports Fashion plc 268,115 292,837
Kingfisher plc 222,113 539,556
832,393
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 47,253 942,278
Tobacco 0.8%
British American Tobacco plc 245,869 8,792,128
Imperial Brands plc 103,025 2,126,002
10,918,130
Trading Companies & Distributors 0.2%
Ashtead Group plc 49,908 2,228,186

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors
Bunzl plc 37,856 1,152,039
3,380,225
Water Utilities 0.1%
Severn Trent plc 27,675 723,463
United Utilities Group plc 79,247 784,750
1,508,213
Wireless Telecommunication Services 0.2%
Vodafone Group plc 3,014,526 3,395,194
165,837,171
UNITED STATES 6.2%
Automobiles 0.2%
Stellantis NV 252,446 2,982,049
2,982,049
Construction Materials 0.1%
James Hardie Industries plc
CHDI(a) 52,521 1,022,895
Electrical Equipment 0.5%
Schneider Electric SE 61,890 6,943,495
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 52,216 676,972
Food Products 2.5%
Nestle SA (Registered) 320,575 34,711,738
Insurance 0.2%
Swiss Re AG 34,351 2,523,261
Life Sciences Tools & Services 0.1%
QIAGEN NV* 25,524 1,074,094
Pharmaceuticals 2.4%
GSK plc 464,177 6,770,481
Roche Holding AG 83,128 27,302,960
34,073,441
Software 0.0%
†
CyberArk Software Ltd.* 4,491 673,381
Trading Companies & Distributors 0.2%
Ferguson plc 24,286 2,528,845
87,210,171
Total Common Stocks
(cost $1,263,475,608) 1,383,060,871
Rights 0.0%
†
Number of
Rights
SWEDEN 0.0%
†
Commercial Services & Supplies 0.0%
†
Securitas AB, expiring
10/11/2022*(a) 157,528 65,721
Total Rights
(cost $62,157) 65,721
Repurchase Agreements 3.8%
Principal
Amount ($) Value ($)
Bank of America
NA, 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $7,001,780,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $7,140,000.(c) 7,000,000 7,000,000
Cantor Fitzgerald &
Co., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $4,176,636,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$4,259,086.(c) 4,175,575 4,175,575
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase
price $9,968,353,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$10,167,720.(c) 9,965,886 9,965,886
MetLife, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase
price $30,758,306,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$31,380,709.(c) 30,750,490 30,750,490

80 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase
price $2,000,514,
collateralized by
U.S. Government
Agency and Treasury
Securities, ranging
from 0.13% - 8.50%,
maturing 10/25/2022 -
12/20/2071; total market
value $2,040,000.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $53,891,951) 53,891,951
Total Investments
(cost $1,317,429,716) — 102.1% 1,437,018,543
Liabilities in excess of other assets
— (2.1)% (29,867,701)
NET ASSETS — 100.0%
$ 1,407,150,842
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $108,721,283, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $53,891,951 and by
$61,567,902 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $115,459,853.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2022 was $20,169,541 which represents 1.43% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$53,891,951.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 81
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 177 12/2022 EUR 5,750,492 (317,934)
FTSE 100 Index 57 12/2022 GBP 4,400,620 (221,274)
Nikkei 225 Index 39 12/2022 JPY 3,500,380 (162,570)
SPI 200 Index 19 12/2022 AUD 1,964,589 (106,621)
Net contracts (808,399)
As of September 30, 2022, the Fund had $1,248,828 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

82 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 83
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 17,868,600 $ – $ 17,868,600
Air Freight & Logistics – 7,331,276 – 7,331,276
Airlines – 1,866,583 – 1,866,583
Auto Components – 8,523,896 – 8,523,896
Automobiles – 43,140,404 – 43,140,404
Banks – 126,184,242 – 126,184,242
Beverages 1,014,185 30,946,893 – 31,961,078
Biotechnology – 15,271,752 – 15,271,752
Building Products – 14,760,492 – 14,760,492
Capital Markets 227,655 36,675,065 – 36,902,720
Chemicals – 42,314,912 – 42,314,912
Commercial Services & Supplies – 4,801,795 – 4,801,795
Communications Equipment – 4,557,528 – 4,557,528
Construction & Engineering – 10,432,047 – 10,432,047
Construction Materials – 7,024,021 – 7,024,021
Containers & Packaging – 1,515,114 – 1,515,114
Distributors – 383,637 – 383,637
Diversified Consumer Services – 417,696 – 417,696
Diversified Financial Services 1,149,282 9,218,056 – 10,367,338
Diversified Telecommunication Services – 27,226,118 – 27,226,118
Electric Utilities – 26,016,272 – 26,016,272
Electrical Equipment – 23,076,179 – 23,076,179
Electronic Equipment, Instruments &
Components – 20,889,356 – 20,889,356
Energy Equipment & Services – 676,972 – 676,972
Entertainment 2,268,736 10,954,015 – 13,222,751
Equity Real Estate Investment Trusts (REITs) – 17,657,842 – 17,657,842
Food & Staples Retailing – 19,047,171 – 19,047,171
Food Products – 50,949,439 – 50,949,439
Gas Utilities – 5,052,956 – 5,052,956
Health Care Equipment & Supplies – 25,191,963 – 25,191,963
Health Care Providers & Services – 3,799,402 – 3,799,402
Health Care Technology – 1,345,643 – 1,345,643
Hotels, Restaurants & Leisure – 19,962,379 – 19,962,379
Household Durables – 15,652,962 – 15,652,962
Household Products – 10,083,468 – 10,083,468
Independent Power and Renewable
Electricity Producers – 3,781,860 – 3,781,860
Industrial Conglomerates 809,600 19,991,886 – 20,801,486
Insurance – 70,048,688 – 70,048,688
Interactive Media & Services – 3,186,724 – 3,186,724
Internet & Direct Marketing Retail – 7,117,464 – 7,117,464
IT Services 481,114 20,816,640 – 21,297,754
Leisure Products – 3,409,468 – 3,409,468
Life Sciences Tools & Services – 8,246,582 – 8,246,582
Machinery – 38,591,391 – 38,591,391
Marine 216,553 4,816,858 – 5,033,411
Media – 5,917,171 – 5,917,171
Metals & Mining – 47,600,169 – 47,600,169
Multiline Retail – 5,035,309 – 5,035,309
Multi-Utilities – 10,097,293 – 10,097,293
Oil, Gas & Consumable Fuels – 67,474,569 – 67,474,569
Paper & Forest Products – 5,152,256 – 5,152,256
Personal Products – 29,044,895 – 29,044,895
Pharmaceuticals 1,052,094 132,111,354 – 133,163,448
Professional Services – 22,730,999 – 22,730,999
Real Estate Management & Development 495,219 20,344,563 – 20,839,782
Road & Rail 406,361 9,745,987 – 10,152,348

84 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 35,689,784 $ – $ 35,689,784
Software 1,983,679 18,239,928 – 20,223,607
Specialty Retail – 9,543,960 – 9,543,960
Technology Hardware, Storage & Peripherals – 6,639,509 – 6,639,509
Textiles, Apparel & Luxury Goods – 42,879,433 – 42,879,433
Tobacco – 14,923,534 – 14,923,534
Trading Companies & Distributors 689,640 22,962,316 – 23,651,956
Transportation Infrastructure – 6,573,294 – 6,573,294
Water Utilities – 1,508,213 – 1,508,213
Wireless Telecommunication Services – 17,228,510 – 17,228,510
Total Common Stocks $ 10,794,118 $ 1,372,266,753 $ – $ 1,383,060,871
Repurchase Agreements – 53,891,951 – 53,891,951
Rights 65,721 – – 65,721
Total Assets $ 10,859,839 $ 1,426,158,704 $ – $ 1,437,018,543
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (808,399) $ – $ – $ (808,399)
Total Liabilities $ (808,399) $ – $ – $ (808,399)
Total $ 10,051,440 $ 1,426,158,704 $ – $ 1,436,210,144
As of September 30, 2022, the Fund held two common stocks investments that were categorized as Level 3 investments which were each valued at $0.

NVIT International Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 85
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (808,399)
Total $ (808,399)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

86 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.* 34,852 4,034,119
Curtiss-Wright Corp. 19,817 2,757,734
Hexcel Corp.(a) 43,443 2,246,872
Mercury Systems, Inc.* 29,475 1,196,685
Woodward, Inc. 31,053 2,492,314
12,727,724
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 61,095 2,141,991
Airlines 0.1%
JetBlue Airways Corp.* 169,284 1,122,353
Auto Components 1.4%
Adient plc*(a) 48,834 1,355,144
Dana, Inc. 65,715 751,122
Fox Factory Holding Corp.* 21,814 1,725,051
Gentex Corp. 121,432 2,894,939
Goodyear Tire & Rubber Co.
(The)*(a) 146,656 1,479,759
Lear Corp. 30,645 3,667,900
Visteon Corp.* 14,594 1,547,840
13,421,755
Automobiles 0.4%
Harley-Davidson, Inc. 68,651 2,394,547
Thor Industries, Inc.(a) 28,087 1,965,528
4,360,075
Banks 7.5%
Associated Banc-Corp. 77,905 1,564,332
Bank of Hawaii Corp.(a) 20,697 1,575,456
Bank OZK(a) 57,281 2,266,036
Cadence Bank(a) 93,339 2,371,744
Cathay General Bancorp 38,190 1,468,787
Commerce Bancshares, Inc.
(a) 56,308 3,725,337
Cullen/Frost Bankers, Inc. 33,099 4,376,350
East West Bancorp, Inc. 72,734 4,883,361
First Financial Bankshares,
Inc.(a) 66,629 2,787,091
First Horizon Corp. 276,968 6,342,567
FNB Corp.(a) 181,030 2,099,948
Fulton Financial Corp.(a) 87,334 1,379,877
Glacier Bancorp, Inc. 57,171 2,808,811
Hancock Whitney Corp. 43,977 2,014,586
Home BancShares, Inc. 98,983 2,228,107
International Bancshares Corp. 27,064 1,150,220
Old National Bancorp 151,599 2,496,836
PacWest Bancorp 60,371 1,364,385
Pinnacle Financial Partners,
Inc. 39,454 3,199,720
Prosperity Bancshares, Inc. 46,546 3,103,687
Synovus Financial Corp. 75,155 2,819,064
Texas Capital Bancshares,
Inc.* 25,694 1,516,717
UMB Financial Corp. 22,535 1,899,475
Umpqua Holdings Corp. 112,362 1,920,267
United Bankshares, Inc. 69,222 2,474,687
Valley National Bancorp 216,911 2,342,639
Washington Federal, Inc. 34,150 1,023,817
Webster Financial Corp. 90,756 4,102,171
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 31,349 2,556,511
73,862,586
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A*(a) 4,872 1,576,823
Celsius Holdings, Inc.* 20,649 1,872,451
Coca-Cola Consolidated, Inc. 2,407 991,034
4,440,308
Biotechnology 1.8%
Arrowhead Pharmaceuticals,
Inc.*(a) 54,716 1,808,364
Exelixis, Inc.* 166,195 2,605,938
Halozyme Therapeutics,
Inc.*(a) 71,383 2,822,484
Neurocrine Biosciences,
Inc.*(a) 49,364 5,242,950
United Therapeutics Corp.* 23,493 4,918,964
17,398,700
Building Products 2.5%
Builders FirstSource, Inc.* 80,557 4,746,419
Carlisle Cos., Inc. 26,697 7,486,106
Lennox International, Inc. 16,642 3,705,674
Owens Corning 49,673 3,904,795
Simpson Manufacturing Co.,
Inc. 22,193 1,739,931
Trex Co., Inc.* 56,793 2,495,484
24,078,409
Capital Markets 1.9%
Affiliated Managers Group,
Inc.(a) 19,689 2,202,215
Evercore, Inc., Class A 18,549 1,525,655
Federated Hermes, Inc., Class
B 43,614 1,444,496
Interactive Brokers Group,
Inc., Class A 53,082 3,392,471
Janus Henderson Group plc 68,403 1,389,265
Jefferies Financial Group, Inc. 95,983 2,831,498
SEI Investments Co.(a) 53,148 2,606,909
Stifel Financial Corp. 54,786 2,843,941
18,236,450
Chemicals 2.3%
Ashland, Inc. 25,655 2,436,455
Avient Corp. 44,029 1,334,079
Cabot Corp.(a) 29,150 1,862,394
Chemours Co. (The) 80,074 1,973,824
Ingevity Corp.* 18,422 1,116,926
NewMarket Corp. 3,528 1,061,328
Olin Corp. 69,672 2,987,535
RPM International, Inc.(a) 66,587 5,547,363
Scotts Miracle-Gro Co. (The)
(a) 20,839 890,867
Sensient Technologies Corp.
(a) 21,931 1,520,696
Valvoline, Inc. 91,368 2,315,265
23,046,732
Commercial Services & Supplies 1.5%
Brink's Co. (The) 24,217 1,173,071

NVIT Mid Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 26,009 2,860,470
IAA, Inc.* 69,209 2,204,307
MillerKnoll, Inc. 39,118 610,241
MSA Safety, Inc. 18,929 2,068,561
Stericycle, Inc.* 47,751 2,010,795
Tetra Tech, Inc. 27,520 3,537,145
14,464,590
Communications Equipment 0.9%
Calix, Inc.* 29,344 1,794,092
Ciena Corp.*(a) 77,269 3,123,986
Lumentum Holdings, Inc.*(a) 35,721 2,449,389
Viasat, Inc.*(a) 39,276 1,187,313
8,554,780
Construction & Engineering 1.9%
AECOM 72,080 4,928,110
Dycom Industries, Inc.* 15,292 1,460,845
EMCOR Group, Inc. 25,471 2,941,391
Fluor Corp.*(a) 73,833 1,837,703
MasTec, Inc.* 29,565 1,877,378
MDU Resources Group, Inc. 104,958 2,870,601
Valmont Industries, Inc.(a) 11,031 2,963,147
18,879,175
Construction Materials 0.2%
Eagle Materials, Inc.(a) 19,410 2,080,364
Consumer Finance 0.5%
Bread Financial Holdings, Inc. 25,892 814,303
FirstCash Holdings, Inc. 19,624 1,439,420
Navient Corp. 57,000 837,330
SLM Corp. 127,439 1,782,872
4,873,925
Containers & Packaging 0.9%
AptarGroup, Inc. 33,723 3,204,696
Greif, Inc., Class A(a) 13,718 817,181
Silgan Holdings, Inc. 43,144 1,813,774
Sonoco Products Co.(a) 50,401 2,859,249
8,694,900
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B 1,990 1,070,580
Grand Canyon Education,
Inc.* 16,655 1,369,874
H&R Block, Inc. 82,374 3,504,190
Service Corp. International 81,383 4,699,054
10,643,698
Diversified Financial Services 0.3%
Voya Financial, Inc.(a) 50,574 3,059,727
Diversified Telecommunication Services 0.6%
Frontier Communications
Parent, Inc.* 113,819 2,666,779
Iridium Communications,
Inc.*(a) 65,537 2,907,877
5,574,656
Electric Utilities 1.4%
ALLETE, Inc. 29,487 1,475,824
Hawaiian Electric Industries,
Inc. 56,804 1,968,827
IDACORP, Inc.(a) 25,934 2,567,725
Common Stocks
Shares Value ($)
Electric Utilities
OGE Energy Corp. 103,334 3,767,558
PNM Resources, Inc.(a) 44,208 2,021,632
Portland General Electric Co. 45,966 1,997,682
13,799,248
Electrical Equipment 2.3%
Acuity Brands, Inc. 16,885 2,658,881
EnerSys 20,942 1,218,196
Hubbell, Inc.(a) 27,706 6,178,438
nVent Electric plc 86,045 2,719,883
Regal Rexnord Corp. 34,312 4,816,032
SunPower Corp.*(a) 44,481 1,024,842
Sunrun, Inc.* 109,920 3,032,693
Vicor Corp.*(a) 11,290 667,691
22,316,656
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.* 33,122 3,053,517
Avnet, Inc. 48,761 1,761,247
Belden, Inc. 22,418 1,345,528
Cognex Corp. 89,498 3,709,692
Coherent Corp.*(a) 66,938 2,332,789
IPG Photonics Corp.* 17,068 1,439,686
Jabil, Inc. 70,998 4,097,295
Littelfuse, Inc. 12,809 2,545,020
National Instruments Corp.(a) 68,529 2,586,285
Novanta, Inc.* 18,397 2,127,613
TD SYNNEX Corp. 21,637 1,756,708
Vishay Intertechnology, Inc. 67,309 1,197,427
Vontier Corp. 81,352 1,359,392
29,312,199
Energy Equipment & Services 0.5%
ChampionX Corp. 105,038 2,055,594
NOV, Inc. 202,809 3,281,449
5,337,043
Entertainment 0.2%
World Wrestling Entertainment,
Inc., Class A(a) 22,385 1,570,756
Equity Real Estate Investment Trusts (REITs) 7.7%
Apartment Income REIT Corp. 79,583 3,073,495
Brixmor Property Group, Inc. 155,293 2,868,262
Corporate Office Properties
Trust 58,795 1,365,808
Cousins Properties, Inc. 77,806 1,816,770
Douglas Emmett, Inc. 91,363 1,638,139
EastGroup Properties, Inc. 22,486 3,245,629
EPR Properties 39,086 1,401,624
First Industrial Realty Trust,
Inc. 68,229 3,057,342
Healthcare Realty Trust, Inc. 196,418 4,095,315
Highwoods Properties, Inc. 54,203 1,461,313
Independence Realty Trust,
Inc.(a) 114,098 1,908,860
JBG SMITH Properties(a) 51,260 952,411
Kilroy Realty Corp. 54,177 2,281,393
Kite Realty Group Trust(a) 113,842 1,960,359
Lamar Advertising Co., Class A 44,964 3,709,080
Life Storage, Inc. 43,555 4,824,152
Macerich Co. (The) 110,843 880,093

88 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc.
(a) 309,170 3,666,756
National Retail Properties, Inc.
(a) 91,415 3,643,802
National Storage Affiliates
Trust 44,083 1,832,971
Omega Healthcare Investors,
Inc. 120,835 3,563,424
Park Hotels & Resorts, Inc. 115,810 1,304,021
Pebblebrook Hotel Trust(a) 68,866 999,246
Physicians Realty Trust(a) 116,184 1,747,407
PotlatchDeltic Corp. 41,362 1,697,496
Rayonier, Inc. 75,614 2,266,152
Rexford Industrial Realty, Inc.
(a) 88,295 4,591,340
Sabra Health Care REIT, Inc. 120,214 1,577,208
SL Green Realty Corp.(a) 32,992 1,324,959
Spirit Realty Capital, Inc. 70,372 2,544,652
STORE Capital Corp. 137,153 4,297,003
75,596,482
Food & Staples Retailing 1.6%
BJ's Wholesale Club Holdings,
Inc.* 69,773 5,080,172
Casey's General Stores, Inc. 19,226 3,893,650
Grocery Outlet Holding
Corp.*(a) 45,879 1,527,312
Performance Food Group Co.* 80,003 3,436,129
Sprouts Farmers Market, Inc.* 55,347 1,535,879
15,473,142
Food Products 1.5%
Darling Ingredients, Inc.* 82,775 5,475,566
Flowers Foods, Inc. 99,594 2,458,976
Ingredion, Inc. 33,818 2,723,026
Lancaster Colony Corp.(a) 10,172 1,528,648
Pilgrim's Pride Corp.* 23,394 538,530
Post Holdings, Inc.*(a) 28,009 2,294,217
15,018,963
Gas Utilities 1.4%
National Fuel Gas Co. 47,028 2,894,573
New Jersey Resources Corp.
(a) 49,557 1,917,856
ONE Gas, Inc. 27,943 1,966,908
Southwest Gas Holdings, Inc. 31,818 2,219,306
Spire, Inc.(a) 27,380 1,706,595
UGI Corp. 108,071 3,493,935
14,199,173
Health Care Equipment & Supplies 3.8%
Enovis Corp.*(a) 24,876 1,146,037
Envista Holdings Corp.*(a) 84,333 2,766,966
Globus Medical, Inc., Class
A*(a) 39,679 2,363,678
Haemonetics Corp.* 26,550 1,965,497
ICU Medical, Inc.* 10,378 1,562,927
Inari Medical, Inc.*(a) 24,750 1,797,840
Integra LifeSciences Holdings
Corp.* 37,394 1,584,010
LivaNova plc* 27,046 1,373,126
Masimo Corp.* 24,944 3,521,095
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Neogen Corp.* 112,123 1,566,358
NuVasive, Inc.* 26,989 1,182,388
Omnicell, Inc.*(a) 22,787 1,983,153
Penumbra, Inc.*(a) 19,349 3,668,570
QuidelOrtho Corp.* 27,992 2,000,868
Shockwave Medical, Inc.*(a) 18,544 5,156,530
STAAR Surgical Co.*(a) 24,657 1,739,551
Tandem Diabetes Care,
Inc.*(a) 33,104 1,584,026
36,962,620
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.* 46,887 3,665,626
Amedisys, Inc.*(a) 16,702 1,616,586
Chemed Corp. 7,610 3,322,222
Encompass Health Corp. 51,742 2,340,291
HealthEquity, Inc.* 43,546 2,924,985
LHC Group, Inc.* 15,982 2,615,614
Option Care Health, Inc.* 79,620 2,505,641
Patterson Cos., Inc. 45,079 1,082,797
Progyny, Inc.* 38,417 1,423,734
R1 RCM, Inc.* 71,241 1,320,096
Tenet Healthcare Corp.* 55,746 2,875,379
25,692,971
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp. 41,933 1,998,107
Choice Hotels International,
Inc.(a) 14,940 1,636,229
Churchill Downs, Inc. 17,123 3,153,200
Cracker Barrel Old Country
Store, Inc. 11,707 1,083,834
Light & Wonder, Inc.* 48,586 2,083,368
Marriott Vacations Worldwide
Corp. 20,277 2,470,955
Papa John's International, Inc.
(a) 16,448 1,151,525
Penn Entertainment, Inc.* 81,671 2,246,769
Texas Roadhouse, Inc. 34,506 3,010,994
Travel + Leisure Co. 43,176 1,473,165
Wendy's Co. (The) 88,472 1,653,542
Wingstop, Inc.(a) 15,396 1,930,966
Wyndham Hotels & Resorts,
Inc. 46,621 2,860,198
26,752,852
Household Durables 1.3%
Helen of Troy Ltd.*(a) 12,306 1,186,791
KB Home 43,515 1,127,909
Leggett & Platt, Inc.(a) 68,451 2,273,942
Taylor Morrison Home Corp.,
Class A* 58,542 1,365,199
Tempur Sealy International,
Inc. 88,692 2,141,025
Toll Brothers, Inc. 55,191 2,318,022
TopBuild Corp.*(a) 16,712 2,753,803
13,166,691
Household Products 0.1%
Energizer Holdings, Inc. 34,334 863,157

NVIT Mid Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc.(a) 23,217 2,001,305
Insurance 4.4%
Alleghany Corp.* 6,945 5,829,425
American Financial Group, Inc. 36,044 4,430,889
Brighthouse Financial, Inc.* 36,991 1,606,149
CNO Financial Group, Inc. 59,656 1,072,018
First American Financial Corp. 53,762 2,478,428
Hanover Insurance Group, Inc.
(The) 18,354 2,351,882
Kemper Corp.(a) 32,888 1,356,959
Kinsale Capital Group, Inc.(a) 11,144 2,846,400
Old Republic International
Corp. 148,372 3,105,426
Primerica, Inc. 19,331 2,386,412
Reinsurance Group of
America, Inc. 34,585 4,351,139
RenaissanceRe Holdings Ltd.
(a) 22,558 3,166,918
RLI Corp. 20,993 2,149,263
Selective Insurance Group,
Inc.(a) 31,166 2,536,912
Unum Group 97,035 3,764,958
43,433,178
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 54,347 1,199,982
Ziff Davis, Inc.* 24,307 1,664,543
2,864,525
IT Services 2.0%
Concentrix Corp. 21,982 2,453,851
Euronet Worldwide, Inc.* 24,311 1,841,801
ExlService Holdings, Inc.* 16,838 2,481,248
Genpact Ltd. 86,946 3,805,626
Kyndryl Holdings, Inc.* 105,119 869,334
Maximus, Inc. 31,188 1,804,850
Sabre Corp.*(a) 168,868 869,670
Western Union Co. (The) 199,504 2,693,304
WEX, Inc.* 22,800 2,894,232
19,713,916
Leisure Products 1.2%
Brunswick Corp.(a) 38,385 2,512,298
Mattel, Inc.* 181,506 3,437,724
Polaris, Inc.(a) 28,940 2,768,111
Topgolf Callaway Brands
Corp.*(a) 71,377 1,374,721
YETI Holdings, Inc.* 44,252 1,262,067
11,354,921
Life Sciences Tools & Services 1.5%
Azenta, Inc.(a) 38,592 1,654,053
Bruker Corp. 51,779 2,747,394
Medpace Holdings, Inc.* 12,960 2,036,923
Repligen Corp.*(a) 26,636 4,983,862
Sotera Health Co.* 51,093 348,454
Syneos Health, Inc.* 53,133 2,505,221
14,275,907
Machinery 4.3%
AGCO Corp. 31,963 3,073,882
Common Stocks
Shares Value ($)
Machinery
Chart Industries, Inc.*(a) 18,578 3,424,854
Crane Holdings Co. 24,560 2,149,982
Donaldson Co., Inc. 63,987 3,136,003
Esab Corp. 23,985 800,140
Flowserve Corp. 67,930 1,650,699
Graco, Inc. 87,288 5,232,916
ITT, Inc. 42,685 2,789,038
Kennametal, Inc. 42,454 873,703
Lincoln Electric Holdings, Inc. 29,895 3,758,399
Middleby Corp. (The)*(a) 27,812 3,564,664
Oshkosh Corp. 33,741 2,371,655
Terex Corp. 34,922 1,038,580
Timken Co. (The) 34,400 2,030,976
Toro Co. (The) 53,974 4,667,672
Watts Water Technologies,
Inc., Class A 14,063 1,768,141
42,331,304
Marine 0.2%
Kirby Corp.* 30,853 1,874,937
Media 0.8%
Cable One, Inc.(a) 2,513 2,143,715
John Wiley & Sons, Inc., Class
A 21,982 825,644
New York Times Co. (The),
Class A 85,406 2,455,422
TEGNA, Inc. 115,499 2,388,519
7,813,300
Metals & Mining 2.8%
Alcoa Corp. 92,867 3,125,903
Cleveland-Cliffs, Inc.*(a) 267,000 3,596,490
Commercial Metals Co. 62,061 2,201,924
MP Materials Corp.*(a) 47,548 1,298,061
Reliance Steel & Aluminum
Co. 31,120 5,427,639
Royal Gold, Inc.(a) 33,978 3,187,816
Steel Dynamics, Inc. 89,541 6,352,934
United States Steel Corp.(a) 122,443 2,218,667
Worthington Industries, Inc.(a) 15,560 593,459
28,002,893
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management,
Inc.(a) 222,499 3,818,074
Multiline Retail 0.6%
Kohl's Corp.(a) 66,377 1,669,382
Macy's, Inc.(a) 138,931 2,177,049
Nordstrom, Inc.(a) 58,573 979,926
Ollie's Bargain Outlet
Holdings, Inc.*(a) 29,917 1,543,717
6,370,074
Multi-Utilities 0.4%
Black Hills Corp.(a) 33,591 2,275,118
NorthWestern Corp.(a) 28,982 1,428,233
3,703,351
Oil, Gas & Consumable Fuels 3.4%
Antero Midstream Corp.(a) 172,867 1,586,919
CNX Resources Corp.* 97,581 1,515,433
DT Midstream, Inc. 49,929 2,590,816

90 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Equitrans Midstream Corp. 222,912 1,667,382
HF Sinclair Corp. 74,988 4,037,354
Matador Resources Co.(a) 57,594 2,817,499
Murphy Oil Corp. 75,579 2,658,113
PDC Energy, Inc.(a) 49,925 2,885,166
Range Resources Corp. 127,893 3,230,577
Southwestern Energy Co.* 575,143 3,519,875
Targa Resources Corp. 116,936 7,055,918
33,565,052
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 38,049 1,947,728
Personal Products 0.4%
BellRing Brands, Inc.* 69,763 1,437,815
Coty, Inc., Class A* 186,252 1,177,113
Nu Skin Enterprises, Inc.,
Class A(a) 26,089 870,590
3,485,518
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc*(a) 32,352 4,312,198
Perrigo Co. plc 69,592 2,481,651
6,793,849
Professional Services 1.8%
ASGN, Inc.* 25,856 2,336,607
CACI International, Inc., Class
A* 12,125 3,165,352
FTI Consulting, Inc.*(a) 17,828 2,954,278
Insperity, Inc.(a) 18,341 1,872,433
KBR, Inc. 71,767 3,101,770
ManpowerGroup, Inc. 26,651 1,724,053
Science Applications
International Corp. 28,817 2,548,287
17,702,780
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*(a) 24,733 3,736,414
Road & Rail 1.8%
Avis Budget Group, Inc.*(a) 14,854 2,205,225
Knight-Swift Transportation
Holdings, Inc. 82,926 4,057,569
Landstar System, Inc.(a) 18,802 2,714,445
Ryder System, Inc. 26,424 1,994,748
Saia, Inc.*(a) 13,690 2,601,100
Werner Enterprises, Inc. 30,520 1,147,552
XPO Logistics, Inc.*(a) 59,377 2,643,464
17,364,103
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc. 52,123 888,697
Cirrus Logic, Inc.*(a) 28,813 1,982,334
First Solar, Inc.* 51,167 6,767,859
Lattice Semiconductor Corp.* 70,875 3,487,759
MACOM Technology Solutions
Holdings, Inc.* 26,374 1,365,909
MKS Instruments, Inc. 29,514 2,439,037
Power Integrations, Inc.(a) 29,452 1,894,353
Semtech Corp.* 33,276 978,647
Silicon Laboratories, Inc.* 17,627 2,175,877
SiTime Corp.* 8,361 658,262
Synaptics, Inc.* 20,408 2,020,596
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Universal Display Corp. 22,533 2,125,989
Wolfspeed, Inc.*(a) 63,814 6,595,815
33,381,134
Software 3.3%
ACI Worldwide, Inc.* 58,742 1,227,708
Aspen Technology, Inc.*(a) 14,936 3,557,755
Blackbaud, Inc.* 23,410 1,031,445
CommVault Systems, Inc.* 23,234 1,232,331
Dynatrace, Inc.* 103,816 3,613,835
Envestnet, Inc.*(a) 25,787 1,144,943
Fair Isaac Corp.*(a) 13,034 5,370,138
Manhattan Associates, Inc.* 32,372 4,306,447
NCR Corp.*(a) 70,471 1,339,654
Paylocity Holding Corp.*(a) 21,113 5,100,478
Qualys, Inc.* 17,982 2,506,511
Teradata Corp.*(a) 52,949 1,644,596
32,075,841
Specialty Retail 2.9%
AutoNation, Inc.* 19,897 2,026,907
Dick's Sporting Goods, Inc.(a) 29,372 3,073,486
Five Below, Inc.*(a) 28,641 3,943,007
Foot Locker, Inc.(a) 41,377 1,288,066
GameStop Corp., Class A*(a) 130,455 3,278,334
Gap, Inc. (The)(a) 108,762 892,936
Lithia Motors, Inc., Class A 14,208 3,048,326
Murphy USA, Inc. 11,089 3,048,477
RH*(a) 10,297 2,533,783
Victoria's Secret & Co.*(a) 42,791 1,246,074
Williams-Sonoma, Inc.(a) 35,492 4,182,732
28,562,128
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 57,693 754,624
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.* 71,097 2,732,969
Carter's, Inc. 20,086 1,316,236
Columbia Sportswear Co.(a) 18,229 1,226,812
Crocs, Inc.* 31,864 2,187,782
Deckers Outdoor Corp.* 13,694 4,280,881
Hanesbrands, Inc.(a) 178,759 1,244,163
PVH Corp. 34,562 1,548,378
Skechers USA, Inc., Class A* 70,067 2,222,525
Under Armour, Inc., Class A* 97,384 647,603
Under Armour, Inc., Class C* 104,803 624,626
18,031,975
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 55,587 1,938,319
MGIC Investment Corp. 156,619 2,007,855
New York Community
Bancorp, Inc.(a) 241,802 2,062,571
6,008,745
Trading Companies & Distributors 1.0%
GATX Corp. 18,107 1,541,811
MSC Industrial Direct Co., Inc.,
Class A 24,669 1,796,150
Univar Solutions, Inc.* 85,910 1,953,594
Watsco, Inc.(a) 17,140 4,412,864
9,704,419

NVIT Mid Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Water Utilities 0.5%
Essential Utilities, Inc. 123,091 5,093,506
Total Common Stocks
(cost $760,217,019) 973,490,352
Repurchase Agreements 2.8%
Principal
Amount ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$9,002,288, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $9,180,000.(b) 9,000,000 9,000,000
BofA Securities, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,000,763, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$6,411,972, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $6,538,549.(b) 6,410,342 6,410,342
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,222,731, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$2,267,708.(b) 2,222,166 2,222,166
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$7,001,797, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$7,140,000.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $27,632,508) 27,632,508
Total Investments
(cost $787,849,527) — 102.0% 1,001,122,860
Liabilities in excess of other assets — (2.0)% (19,342,743)
NET ASSETS — 100.0%
$ 981,780,117
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $189,717,549, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,632,508 and by
$167,996,980 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $195,629,488.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$27,632,508.
REIT Real Estate Investment Trust

92 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 41 12/2022 USD 9,053,620 (182,213)
Net contracts (182,213)
As of September 30, 2022, the Fund had $900,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

94 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 973,490,352 $ – $ – $ 973,490,352
Repurchase Agreements – 27,632,508 – 27,632,508
Total Assets $ 973,490,352 $ 27,632,508 $ – $ 1,001,122,860
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (182,213) $ – $ – $ (182,213)
Total Liabilities $ (182,213) $ – $ – $ (182,213)
Total $ 973,308,139 $ 27,632,508 $ – $ 1,000,940,647

NVIT Mid Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 95
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (182,213)
Total $ (182,213)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

96 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 43,466 5,262,863
General Dynamics Corp. 17,836 3,784,264
Howmet Aerospace, Inc. 29,764 920,601
Huntington Ingalls Industries,
Inc. 3,089 684,213
L3Harris Technologies, Inc. 15,137 3,145,923
Lockheed Martin Corp. 18,430 7,119,325
Northrop Grumman Corp. 11,415 5,368,703
Raytheon Technologies Corp. 115,804 9,479,715
Textron, Inc. 17,346 1,010,578
TransDigm Group, Inc. 3,979 2,088,259
38,864,444
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 10,010 964,063
Expeditors International of
Washington, Inc. 13,228 1,168,165
FedEx Corp.(a) 18,693 2,775,350
United Parcel Service, Inc.,
Class B(a) 57,152 9,232,334
14,139,912
Airlines 0.2%
Alaska Air Group, Inc.* 9,760 382,104
American Airlines Group,
Inc.*(a) 49,866 600,387
Delta Air Lines, Inc.* 49,306 1,383,526
Southwest Airlines Co.* 45,402 1,400,198
United Airlines Holdings, Inc.* 24,836 807,915
4,574,130
Auto Components 0.1%
Aptiv plc* 21,479 1,679,873
BorgWarner, Inc. 18,583 583,506
2,263,379
Automobiles 2.6%
Ford Motor Co.(a) 309,811 3,469,883
General Motors Co. 112,617 3,613,880
Tesla, Inc.* 207,930 55,153,432
62,237,195
Banks 3.7%
Bank of America Corp. 528,944 15,974,109
Citigroup, Inc. 151,111 6,296,795
Citizens Financial Group, Inc. 39,066 1,342,308
Comerica, Inc. 10,356 736,312
Fifth Third Bancorp 55,130 1,761,955
First Republic Bank 13,896 1,814,123
Huntington Bancshares, Inc.
(a) 114,321 1,506,751
JPMorgan Chase & Co. 228,553 23,883,789
KeyCorp 74,300 1,190,286
M&T Bank Corp. 13,717 2,418,581
PNC Financial Services
Group, Inc. (The) 32,017 4,783,980
Regions Financial Corp. 73,591 1,476,971
Signature Bank 5,189 783,539
SVB Financial Group* 4,646 1,560,034
Truist Financial Corp. 104,419 4,546,403
US Bancorp 105,716 4,262,469
Wells Fargo & Co. 294,955 11,863,090
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 12,644 643,074
86,844,569
Beverages 1.9%
Brown-Forman Corp., Class B 14,174 943,563
Coca-Cola Co. (The) 303,606 17,008,008
Constellation Brands, Inc.,
Class A 12,724 2,922,448
Keurig Dr Pepper, Inc.(a) 66,330 2,375,941
Molson Coors Beverage Co.,
Class B(a) 14,728 706,797
Monster Beverage Corp.* 29,521 2,567,146
PepsiCo, Inc. 107,597 17,566,286
44,090,189
Biotechnology 2.2%
AbbVie, Inc. 137,512 18,455,486
Amgen, Inc. 41,581 9,372,357
Biogen, Inc.* 11,299 3,016,833
Gilead Sciences, Inc. 97,339 6,004,843
Incyte Corp.* 14,429 961,549
Moderna , Inc.* 26,265 3,105,836
Regeneron Pharmaceuticals,
Inc.* 8,397 5,784,441
Vertex Pharmaceuticals, Inc.* 19,925 5,769,084
52,470,429
Building Products 0.4%
A O Smith Corp. 10,396 505,038
Allegion plc 6,908 619,509
Carrier Global Corp. 65,836 2,341,128
Fortune Brands Home &
Security, Inc. 9,821 527,289
Johnson Controls International
plc 53,907 2,653,303
Masco Corp.(a) 17,770 829,681
Trane Technologies plc 18,434 2,669,428
10,145,376
Capital Markets 2.9%
Ameriprise Financial, Inc. 8,662 2,182,391
Bank of New York Mellon
Corp. (The) 58,701 2,261,163
BlackRock, Inc. 11,770 6,476,796
Cboe Global Markets, Inc. 8,309 975,227
Charles Schwab Corp. (The) 117,665 8,456,584
CME Group, Inc. 27,932 4,947,595
FactSet Research Systems,
Inc. 2,979 1,191,928
Franklin Resources, Inc.(a) 21,735 467,737
Goldman Sachs Group, Inc.
(The) 26,636 7,805,680
Intercontinental Exchange, Inc. 43,572 3,936,730
Invesco Ltd. 35,513 486,528
MarketAxess Holdings, Inc. 2,947 655,678
Moody's Corp. 12,429 3,021,614
Morgan Stanley 104,543 8,259,942
MSCI, Inc. 6,235 2,629,861
Nasdaq, Inc. 27,015 1,531,210
Northern Trust Corp. 16,079 1,375,719
Raymond James Financial,
Inc. 14,980 1,480,324

NVIT S&P 500 Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 26,598 8,121,699
State Street Corp. 28,957 1,760,875
T. Rowe Price Group, Inc.(a) 17,905 1,880,204
69,905,485
Chemicals 1.8%
Air Products & Chemicals, Inc. 17,178 3,997,836
Albemarle Corp. 9,225 2,439,459
Celanese Corp. 7,782 703,026
CF Industries Holdings, Inc. 15,556 1,497,265
Corteva , Inc. 56,592 3,234,233
Dow, Inc. 56,270 2,471,941
DuPont de Nemours, Inc. 39,817 2,006,777
Eastman Chemical Co. 9,702 689,327
Ecolab, Inc.(a) 19,179 2,769,831
FMC Corp. 9,801 1,035,966
International Flavors &
Fragrances, Inc. 19,528 1,773,728
Linde plc 39,164 10,558,223
LyondellBasell Industries NV,
Class A 20,385 1,534,583
Mosaic Co. (The) 28,664 1,385,331
PPG Industries, Inc. 18,098 2,003,267
Sherwin-Williams Co. (The) 18,486 3,785,008
41,885,801
Commercial Services & Supplies 0.5%
Cintas Corp. 6,818 2,646,679
Copart , Inc.* 16,320 1,736,448
Republic Services, Inc. 16,021 2,179,497
Rollins, Inc. 17,572 609,397
Waste Management, Inc. 29,364 4,704,407
11,876,428
Communications Equipment 0.8%
Arista Networks, Inc.* 19,241 2,172,116
Cisco Systems, Inc. 323,266 12,930,640
F5, Inc.* 4,653 673,429
Juniper Networks, Inc. 25,273 660,131
Motorola Solutions, Inc. 13,114 2,937,142
19,373,458
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 11,359 1,447,023
Construction Materials 0.1%
Martin Marietta Materials, Inc. 4,810 1,549,253
Vulcan Materials Co. 10,224 1,612,427
3,161,680
Consumer Finance 0.5%
American Express Co. 47,467 6,403,773
Capital One Financial Corp. 30,335 2,795,977
Discover Financial Services 22,040 2,003,877
Synchrony Financial 38,995 1,099,269
12,302,896
Containers & Packaging 0.3%
Amcor plc 113,326 1,215,988
Avery Dennison Corp. 6,432 1,046,486
Ball Corp.(a) 25,343 1,224,574
International Paper Co. 28,336 898,251
Packaging Corp. of America 7,387 829,486
Sealed Air Corp. 11,676 519,699
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 18,967 585,891
6,320,375
Distributors 0.2%
Genuine Parts Co. 10,976 1,638,936
LKQ Corp. 20,865 983,785
Pool Corp. 3,151 1,002,680
3,625,401
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc.,
Class B* 140,785 37,592,411
Diversified Telecommunication Services 0.9%
AT&T, Inc. 557,601 8,553,599
Lumen Technologies, Inc.(a) 70,677 514,529
Verizon Communications, Inc. 326,805 12,408,786
21,476,914
Electric Utilities 2.0%
Alliant Energy Corp. 19,166 1,015,606
American Electric Power Co.,
Inc. 40,250 3,479,612
Constellation Energy Corp. 25,266 2,101,879
Duke Energy Corp. 59,583 5,542,411
Edison International 29,136 1,648,515
Entergy Corp. 16,065 1,616,621
Evergy , Inc. 17,589 1,044,787
Eversource Energy 27,113 2,113,729
Exelon Corp. 77,132 2,889,365
FirstEnergy Corp. 44,455 1,644,835
NextEra Energy, Inc.(a) 152,872 11,986,694
NRG Energy, Inc.(a) 19,142 732,564
PG&E Corp.* 125,659 1,570,737
Pinnacle West Capital Corp. 8,702 561,366
PPL Corp. 56,177 1,424,087
Southern Co. (The) 82,394 5,602,792
Xcel Energy, Inc. 42,826 2,740,864
47,716,464
Electrical Equipment 0.5%
AMETEK, Inc. 18,256 2,070,413
Eaton Corp. plc 31,041 4,139,628
Emerson Electric Co. 45,743 3,349,302
Generac Holdings, Inc.*(a) 4,937 879,477
Rockwell Automation, Inc. 9,164 1,971,268
12,410,088
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 46,220 3,094,891
CDW Corp. 10,574 1,650,390
Corning, Inc. 59,012 1,712,528
Keysight Technologies, Inc.* 14,068 2,213,741
TE Connectivity Ltd. 24,656 2,721,036
Teledyne Technologies, Inc.* 3,586 1,210,167
Trimble, Inc.*(a) 19,664 1,067,165
Zebra Technologies Corp.,
Class A* 4,170 1,092,582
14,762,500
Energy Equipment & Services 0.3%
Baker Hughes Co. 73,767 1,546,156
Halliburton Co. 69,152 1,702,522

98 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 109,715 3,938,769
7,187,447
Entertainment 1.4%
Activision Blizzard, Inc. 55,576 4,131,520
Electronic Arts, Inc. 20,621 2,386,056
Live Nation Entertainment,
Inc.*(a) 10,992 835,832
Netflix, Inc.* 34,572 8,139,631
Take-Two Interactive Software,
Inc.* 12,281 1,338,629
Walt Disney Co. (The)* 141,743 13,370,617
Warner Bros Discovery, Inc.* 171,530 1,972,595
32,174,880
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate
Equities, Inc. 11,547 1,618,774
American Tower Corp. 36,195 7,771,066
AvalonBay Communities, Inc. 10,980 2,022,406
Boston Properties, Inc. 10,893 816,648
Camden Property Trust 8,175 976,504
Crown Castle, Inc. 33,606 4,857,747
Digital Realty Trust, Inc. 22,476 2,229,170
Duke Realty Corp. 30,259 1,458,484
Equinix , Inc. 7,056 4,013,735
Equity Residential 26,995 1,814,604
Essex Property Trust, Inc. 5,016 1,215,026
Extra Space Storage, Inc. 10,284 1,776,150
Federal Realty Investment
Trust 5,370 483,944
Healthpeak Properties, Inc. 41,678 955,260
Host Hotels & Resorts, Inc. 55,189 876,401
Invitation Homes, Inc. 45,267 1,528,667
Iron Mountain, Inc. 22,180 975,255
Kimco Realty Corp.(a) 47,597 876,261
Mid-America Apartment
Communities, Inc.(a) 8,926 1,384,155
Prologis, Inc. 57,414 5,833,262
Public Storage 12,334 3,611,518
Realty Income Corp.(a) 46,426 2,701,993
Regency Centers Corp. 11,754 632,953
SBA Communications Corp. 8,516 2,424,079
Simon Property Group, Inc. 25,500 2,288,625
UDR, Inc. 22,802 951,071
Ventas, Inc. 31,831 1,278,651
VICI Properties, Inc. 74,962 2,237,616
Vornado Realty Trust(a) 12,299 284,845
Welltower , Inc. 35,137 2,260,012
Weyerhaeuser Co. 57,180 1,633,061
63,787,943
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 34,491 16,289,064
Kroger Co. (The) 51,667 2,260,431
Sysco Corp. 39,370 2,783,853
Walgreens Boots Alliance, Inc.
(a) 56,612 1,777,617
Walmart, Inc. 111,278 14,432,757
37,543,722
Common Stocks
Shares Value ($)
Food Products 1.1%
Archer-Daniels-Midland Co. 43,926 3,533,847
Campbell Soup Co.(a) 15,564 733,376
Conagra Brands, Inc. 36,825 1,201,600
General Mills, Inc.(a) 46,703 3,577,917
Hershey Co. (The) 11,415 2,516,665
Hormel Foods Corp.(a) 21,699 986,003
J M Smucker Co. (The) 8,345 1,146,686
Kellogg Co. 19,623 1,366,938
Kraft Heinz Co. (The) 62,184 2,073,836
Lamb Weston Holdings, Inc. 11,198 866,501
McCormick & Co., Inc.
(Non-Voting) 19,090 1,360,544
Mondelez International, Inc.,
Class A 108,169 5,930,906
Tyson Foods, Inc., Class A 22,519 1,484,678
26,779,497
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 10,735 1,093,360
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 136,254 13,183,937
ABIOMED, Inc.* 3,537 868,899
Align Technology, Inc.* 5,701 1,180,734
Baxter International, Inc. 39,062 2,103,879
Becton Dickinson and Co. 22,137 4,932,788
Boston Scientific Corp.* 110,939 4,296,668
Cooper Cos., Inc. (The)(a) 3,782 998,070
Dentsply Sirona, Inc. 16,794 476,110
Dexcom , Inc.* 30,124 2,426,187
Edwards Lifesciences Corp.* 48,130 3,976,982
Hologic , Inc.* 19,429 1,253,559
IDEXX Laboratories, Inc.* 6,623 2,157,773
Intuitive Surgical, Inc.* 27,941 5,237,261
Medtronic plc 104,519 8,439,909
ResMed , Inc. 11,369 2,481,853
STERIS plc 7,666 1,274,703
Stryker Corp. 26,139 5,294,193
Teleflex, Inc. 3,600 725,256
Zimmer Biomet Holdings, Inc. 16,749 1,751,108
63,059,869
Health Care Providers & Services 3.6%
AmerisourceBergen Corp. 11,899 1,610,292
Cardinal Health, Inc.(a) 21,717 1,448,090
Centene Corp.* 44,622 3,472,038
Cigna Corp. 23,820 6,609,335
CVS Health Corp. 102,063 9,733,748
DaVita, Inc.* 4,450 368,327
Elevance Health, Inc. 18,760 8,521,542
HCA Healthcare, Inc. 16,806 3,088,775
Henry Schein, Inc.* 10,876 715,315
Humana, Inc. 9,819 4,764,081
Laboratory Corp. of America
Holdings 7,115 1,457,223
McKesson Corp. 11,320 3,847,328
Molina Healthcare, Inc.* 4,605 1,518,913
Quest Diagnostics, Inc. 9,334 1,145,188
UnitedHealth Group, Inc. 73,006 36,870,950

NVIT S&P 500 Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 5,277 465,326
85,636,471
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 3,100 5,093,951
Caesars Entertainment, Inc.* 17,288 557,711
Carnival Corp.*(a) 75,395 530,027
Chipotle Mexican Grill, Inc.* 2,174 3,267,000
Darden Restaurants, Inc. 9,449 1,193,598
Domino's Pizza, Inc. 2,875 891,825
Expedia Group, Inc.* 11,888 1,113,787
Hilton Worldwide Holdings,
Inc. 21,652 2,611,664
Las Vegas Sands Corp.* 26,419 991,241
Marriott International, Inc.,
Class A 21,214 2,972,930
McDonald's Corp. 57,550 13,279,087
MGM Resorts International 26,509 787,847
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 372,347
Royal Caribbean Cruises
Ltd.*(a) 17,354 657,716
Starbucks Corp. 89,618 7,551,213
Wynn Resorts Ltd.*(a) 8,098 510,417
Yum! Brands, Inc. 22,452 2,387,546
44,769,907
Household Durables 0.3%
DR Horton, Inc.(a) 25,002 1,683,885
Garmin Ltd. 11,862 952,637
Lennar Corp., Class A 20,229 1,508,072
Mohawk Industries, Inc.*(a) 3,723 339,500
Newell Brands, Inc.(a) 29,961 416,158
NVR, Inc.* 243 968,860
PulteGroup, Inc. 18,201 682,538
Whirlpool Corp.(a) 4,470 602,601
7,154,251
Household Products 1.4%
Church & Dwight Co., Inc. 18,800 1,343,072
Clorox Co. (The) 9,495 1,219,063
Colgate-Palmolive Co. 65,031 4,568,428
Kimberly-Clark Corp. 26,582 2,991,538
Procter & Gamble Co. (The) 186,707 23,571,759
33,693,860
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The)(a) 51,594 1,166,024
Industrial Conglomerates 0.8%
3M Co. 43,219 4,775,699
General Electric Co. 86,080 5,329,213
Honeywell International, Inc. 52,995 8,848,575
18,953,487
Insurance 2.2%
Aflac, Inc. 46,735 2,626,507
Allstate Corp. (The)(a) 21,547 2,683,248
American International Group,
Inc. 59,365 2,818,650
Aon plc, Class A 16,552 4,433,784
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 16,148 2,764,861
Assurant, Inc. 4,031 585,583
Brown & Brown, Inc. 17,879 1,081,322
Chubb Ltd. 32,758 5,958,025
Cincinnati Financial Corp. 11,554 1,034,892
Everest Re Group Ltd. 3,062 803,591
Globe Life, Inc. 7,116 709,465
Hartford Financial Services
Group, Inc. (The) 25,633 1,587,708
Lincoln National Corp. 12,306 540,356
Loews Corp. 15,839 789,416
Marsh & McLennan Cos., Inc. 39,241 5,858,289
MetLife, Inc. 53,462 3,249,420
Principal Financial Group, Inc.
(a) 18,084 1,304,761
Progressive Corp. (The) 45,632 5,302,895
Prudential Financial, Inc. 29,245 2,508,636
Travelers Cos., Inc. (The) 18,801 2,880,313
W R Berkley Corp. 16,265 1,050,394
Willis Towers Watson plc 8,405 1,688,901
52,261,017
Interactive Media & Services 4.7%
Alphabet, Inc., Class A* 468,093 44,773,095
Alphabet, Inc., Class C* 418,585 40,246,948
Match Group, Inc.*(a) 22,017 1,051,312
Meta Platforms, Inc., Class A* 178,475 24,215,488
Twitter, Inc.* 52,490 2,301,162
112,588,005
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.* 691,929 78,187,977
eBay, Inc. 43,899 1,615,922
Etsy, Inc.*(a) 10,021 1,003,403
80,807,302
IT Services 4.3%
Accenture plc, Class A 49,290 12,682,317
Akamai Technologies, Inc.*(a) 12,450 999,984
Automatic Data Processing,
Inc. 32,593 7,372,211
Broadridge Financial
Solutions, Inc. 8,996 1,298,303
Cognizant Technology
Solutions Corp., Class A 40,742 2,340,220
DXC Technology Co.* 19,310 472,709
EPAM Systems, Inc.* 4,418 1,600,155
Fidelity National Information
Services, Inc. 47,797 3,612,019
Fiserv, Inc.* 49,931 4,672,044
FleetCor Technologies, Inc.* 6,037 1,063,538
Gartner, Inc.* 6,148 1,701,090
Global Payments, Inc.(a) 21,596 2,333,448
International Business
Machines Corp.(a) 70,156 8,335,234
Jack Henry & Associates, Inc. 5,685 1,036,205
Mastercard , Inc., Class A 66,828 19,001,874
Paychex, Inc. 24,808 2,783,706
PayPal Holdings, Inc.* 90,272 7,769,711
VeriSign, Inc.* 7,545 1,310,567

100 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 128,065 22,750,747
103,136,082
Leisure Products 0.0%
†
Hasbro, Inc. 10,037 676,694
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 23,514 2,858,127
Bio-Rad Laboratories, Inc.,
Class A* 1,681 701,212
Bio- Techne Corp. 3,024 858,816
Charles River Laboratories
International, Inc.* 3,999 787,003
Danaher Corp. 51,111 13,201,460
Illumina, Inc.* 12,160 2,320,006
IQVIA Holdings, Inc.* 14,789 2,678,880
Mettler -Toledo International,
Inc.* 1,763 1,911,304
PerkinElmer, Inc.(a) 9,819 1,181,520
Thermo Fisher Scientific, Inc. 30,463 15,450,529
Waters Corp.* 4,702 1,267,330
West Pharmaceutical
Services, Inc. 5,647 1,389,614
44,605,801
Machinery 1.6%
Caterpillar, Inc. 41,631 6,830,814
Cummins, Inc.(a) 10,939 2,226,196
Deere & Co. 21,810 7,282,141
Dover Corp. 11,158 1,300,800
Fortive Corp. 27,613 1,609,838
IDEX Corp.(a) 5,921 1,183,312
Illinois Tool Works, Inc.(a) 21,915 3,958,945
Ingersoll Rand, Inc. 31,580 1,366,151
Nordson Corp. 4,354 924,223
Otis Worldwide Corp. 32,399 2,067,056
PACCAR, Inc. 27,321 2,286,494
Parker-Hannifin Corp. 10,036 2,431,823
Pentair plc 12,775 519,048
Snap-on, Inc. 4,202 846,073
Stanley Black & Decker, Inc. 11,311 850,700
Westinghouse Air Brake
Technologies Corp. 14,500 1,179,575
Xylem, Inc. 14,174 1,238,241
38,101,430
Media 0.7%
Charter Communications, Inc.,
Class A* 8,654 2,625,191
Comcast Corp., Class A 343,795 10,083,507
DISH Network Corp., Class
A*(a) 19,234 266,006
Fox Corp., Class A 24,537 752,795
Fox Corp., Class B 12,458 355,053
Interpublic Group of Cos., Inc.
(The) 30,709 786,151
News Corp., Class A 30,655 463,197
News Corp., Class B(a) 9,114 140,538
Omnicom Group, Inc. 16,409 1,035,244
Paramount Global, Class B(a) 39,422 750,595
17,258,277
Common Stocks
Shares Value ($)
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 113,474 3,101,244
Newmont Corp. 61,087 2,567,487
Nucor Corp. 20,837 2,229,351
7,898,082
Multiline Retail 0.5%
Dollar General Corp. 17,706 4,246,961
Dollar Tree, Inc.* 16,479 2,242,792
Target Corp. 35,881 5,324,382
11,814,135
Multi-Utilities 0.9%
Ameren Corp. 19,756 1,591,346
CenterPoint Energy, Inc. 49,282 1,388,767
CMS Energy Corp. 22,039 1,283,551
Consolidated Edison, Inc. 27,665 2,372,550
Dominion Energy, Inc. 64,992 4,491,597
DTE Energy Co. 15,349 1,765,903
NiSource, Inc. 32,080 808,095
Public Service Enterprise
Group, Inc. 38,392 2,158,782
Sempra Energy 24,501 3,673,680
WEC Energy Group, Inc. 24,774 2,215,539
21,749,810
Oil, Gas & Consumable Fuels 4.2%
APA Corp. 25,361 867,093
Chevron Corp. 140,588 20,198,278
ConocoPhillips 99,383 10,170,856
Coterra Energy, Inc.(a) 62,751 1,639,056
Devon Energy Corp. 51,119 3,073,785
Diamondback Energy, Inc. 13,101 1,578,146
EOG Resources, Inc. 45,881 5,126,284
EQT Corp. 28,861 1,176,086
Exxon Mobil Corp. 325,358 28,407,007
Hess Corp. 21,247 2,315,710
Kinder Morgan, Inc. 152,340 2,534,938
Marathon Oil Corp. 56,496 1,275,680
Marathon Petroleum Corp. 38,927 3,866,619
Occidental Petroleum Corp.(a) 58,176 3,574,915
ONEOK, Inc.(a) 35,307 1,809,131
Phillips 66(a) 37,207 3,003,349
Pioneer Natural Resources
Co.(a) 18,632 4,034,387
Valero Energy Corp.(a) 31,521 3,368,019
Williams Cos., Inc. (The) 94,400 2,702,672
100,722,011
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 18,193 3,927,869
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co. 165,678 11,778,049
Catalent , Inc.*(a) 14,088 1,019,408
Eli Lilly & Co. 61,369 19,843,666
Johnson & Johnson 204,769 33,451,064
Merck & Co., Inc. 196,785 16,947,124
Organon & Co. 19,612 458,921
Pfizer, Inc. 436,625 19,106,710
Viatris , Inc. 95,453 813,259

NVIT S&P 500 Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc. 36,656 5,435,718
108,853,919
Professional Services 0.4%
CoStar Group, Inc.* 30,911 2,152,951
Equifax, Inc. 9,691 1,661,328
Jacobs Solutions, Inc. 10,022 1,087,287
Leidos Holdings, Inc. 10,902 953,598
Nielsen Holdings plc 27,672 767,068
Robert Half International, Inc. 8,760 670,140
Verisk Analytics, Inc. 12,250 2,088,992
9,381,364
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 25,641 1,731,024
Road & Rail 0.9%
CSX Corp. 168,230 4,481,647
JB Hunt Transport Services,
Inc. 6,495 1,015,948
Norfolk Southern Corp. 18,488 3,876,009
Old Dominion Freight Line,
Inc.(a) 7,177 1,785,423
Union Pacific Corp. 48,871 9,521,048
20,680,075
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.* 126,152 7,992,991
Analog Devices, Inc. 40,787 5,683,261
Applied Materials, Inc. 68,450 5,608,108
Broadcom, Inc. 31,771 14,106,642
Enphase Energy, Inc.* 10,573 2,933,690
Intel Corp. 318,388 8,204,859
KLA Corp. 11,070 3,350,114
Lam Research Corp. 10,842 3,968,172
Microchip Technology, Inc. 43,775 2,671,588
Micron Technology, Inc. 86,463 4,331,796
Monolithic Power Systems,
Inc. 3,348 1,216,663
NVIDIA Corp. 194,856 23,653,570
NXP Semiconductors NV 20,336 2,999,763
ON Semiconductor Corp.*(a) 33,996 2,118,971
Qorvo , Inc.* 8,875 704,764
QUALCOMM, Inc. 87,155 9,846,772
Skyworks Solutions, Inc.(a) 12,928 1,102,371
SolarEdge Technologies,
Inc.*(a) 4,176 966,577
Teradyne, Inc. 12,126 911,269
Texas Instruments, Inc. 71,758 11,106,703
113,478,644
Software 8.4%
Adobe, Inc.* 36,769 10,118,829
ANSYS, Inc.* 6,723 1,490,489
Autodesk, Inc.* 16,936 3,163,645
Cadence Design Systems,
Inc.* 21,350 3,489,230
Ceridian HCM Holding, Inc.*(a) 10,500 586,740
Fortinet, Inc.* 51,204 2,515,653
Intuit, Inc. 22,024 8,530,336
Microsoft Corp. 581,998 135,547,334
NortonLifeLock , Inc.(a) 45,482 916,007
Oracle Corp. 118,586 7,242,047
Common Stocks
Shares Value ($)
Software
Paycom Software, Inc.* 3,785 1,249,012
PTC, Inc.*(a) 8,172 854,791
Roper Technologies, Inc. 8,308 2,987,889
Salesforce, Inc.* 77,314 11,120,846
ServiceNow , Inc.* 15,660 5,913,373
Synopsys, Inc.* 11,969 3,656,649
Tyler Technologies, Inc.* 3,185 1,106,788
200,489,658
Specialty Retail 2.2%
Advance Auto Parts, Inc. 4,654 727,606
AutoZone, Inc.* 1,531 3,279,295
Bath & Body Works, Inc. 19,150 624,290
Best Buy Co., Inc.(a) 15,770 998,872
CarMax, Inc.*(a) 12,857 848,819
Home Depot, Inc. (The) 80,414 22,189,439
Lowe's Cos., Inc. 49,895 9,370,780
O'Reilly Automotive, Inc.* 5,069 3,565,281
Ross Stores, Inc. 27,255 2,296,779
TJX Cos., Inc. (The) 91,091 5,658,573
Tractor Supply Co. 8,826 1,640,577
Ulta Beauty, Inc.* 4,005 1,606,766
52,807,077
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc. 1,179,332 162,983,682
Hewlett Packard Enterprise
Co. 100,147 1,199,761
HP, Inc.(a) 71,045 1,770,441
NetApp, Inc. 17,340 1,072,479
Seagate Technology Holdings
plc(a) 15,377 818,518
Western Digital Corp.*(a) 25,419 827,389
168,672,270
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 98,732 8,206,604
Ralph Lauren Corp.(a) 3,721 316,024
Tapestry, Inc. 19,167 544,918
VF Corp. 25,696 768,567
9,836,113
Tobacco 0.7%
Altria Group, Inc. 141,084 5,696,972
Philip Morris International, Inc. 120,625 10,013,081
15,710,053
Trading Companies & Distributors 0.2%
Fastenal Co. 45,194 2,080,732
United Rentals, Inc.*(a) 5,569 1,504,298
WW Grainger, Inc.(a) 3,348 1,637,808
5,222,838
Water Utilities 0.1%
American Water Works Co.,
Inc. 14,368 1,870,139
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*(a) 46,992 6,304,917
Total Common Stocks
(cost $899,504,271) 2,353,071,871

102 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,938,410, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $2,996,416.(b) 2,937,662 2,937,662
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$460,883, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $469,981.(b) 460,766 460,766
Credit Suisse AG,
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$780,710, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$796,323.(b) 780,516 780,516
Total Repurchase Agreements
(cost $4,178,944) 4,178,944
Total Investments
(cost $903,683,215) — 99.3% 2,357,250,815
Other assets in excess of liabilities — 0.7% 16,430,232
NET ASSETS — 100.0%
$ 2,373,681,047
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $121,598,783, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,178,944 and by
$121,814,154 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/15/2022 –
5/15/2052, a total value of $125,993,098.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$4,178,944.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 115 12/2022 USD 20,708,625 (1,623,029)
Net contracts (1,623,029)
As of September 30, 2022, the Fund had $1,596,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 103
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

104 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,353,071,871 $ – $ – $ 2,353,071,871
Repurchase Agreements – 4,178,944 – 4,178,944
Total Assets $ 2,353,071,871 $ 4,178,944 $ – $ 2,357,250,815
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,623,029) $ – $ – $ (1,623,029)
Total Liabilities $ (1,623,029) $ – $ – $ (1,623,029)
Total $ 2,351,448,842 $ 4,178,944 $ – $ 2,355,627,786

NVIT S&P 500 Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 105
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,623,029)
Total $ (1,623,029)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

106 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp.* 5,063 181,357
Aerojet Rocketdyne Holdings,
Inc.* 11,707 468,163
AeroVironment, Inc.* 3,588 299,096
AerSale Corp.*(a) 2,532 46,943
Archer Aviation, Inc., Class
A*(a) 20,885 54,510
Astra Space, Inc.*(a) 20,358 12,439
Astronics Corp.* 3,423 26,905
Cadre Holdings, Inc.(a) 3,277 78,845
Ducommun, Inc.* 1,606 63,694
Kaman Corp. 4,515 126,104
Kratos Defense & Security
Solutions, Inc.* 19,147 194,533
Maxar Technologies, Inc. 11,281 211,180
Momentus, Inc.*(a) 7,713 10,567
Moog, Inc., Class A 4,148 291,812
National Presto Industries, Inc. 932 60,626
Park Aerospace Corp.(a) 2,606 28,770
Parsons Corp.*(a) 4,925 193,060
Redwire Corp.*(a) 2,738 6,516
Rocket Lab USA, Inc.* 31,695 128,999
Terran Orbital Corp.*(a) 3,388 5,997
Triumph Group, Inc.* 9,217 79,174
V2X, Inc.* 1,760 62,304
Virgin Galactic Holdings,
Inc.*(a) 36,231 170,648
2,802,242
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 8,673 208,933
Atlas Air Worldwide Holdings,
Inc.*(a) 4,219 403,210
Forward Air Corp. 4,131 372,864
Hub Group, Inc., Class A* 4,925 339,726
Radiant Logistics, Inc.* 5,236 29,793
1,354,526
Airlines 0.3%
Allegiant Travel Co.* 2,441 178,144
Blade Air Mobility, Inc.*(a) 7,941 32,003
Frontier Group Holdings,
Inc.*(a) 5,326 51,662
Hawaiian Holdings, Inc.*(a) 7,608 100,045
Joby Aviation, Inc.*(a) 39,554 171,269
SkyWest, Inc.* 7,272 118,243
Spirit Airlines, Inc. 16,610 312,600
Sun Country Airlines Holdings,
Inc.*(a) 4,964 67,560
Wheels Up Experience, Inc.* 22,520 25,898
1,057,424
Auto Components 1.3%
Adient plc*(a) 14,380 399,045
American Axle &
Manufacturing Holdings,
Inc.*(a) 16,754 114,430
Dana, Inc. 19,242 219,936
Dorman Products, Inc.* 3,859 316,901
Fox Factory Holding Corp.*(a) 6,424 508,010
Common Stocks
Shares Value ($)
Auto Components
Gentherm, Inc.*(a) 4,890 243,180
Goodyear Tire & Rubber Co.
(The)* 42,471 428,532
Holley, Inc.*(a) 7,275 29,464
LCI Industries 3,658 371,141
Luminar Technologies, Inc.*(a) 37,789 275,293
Modine Manufacturing Co.* 7,599 98,331
Motorcar Parts of America,
Inc.*(a) 2,974 45,264
Patrick Industries, Inc.(a) 3,228 141,516
Solid Power, Inc.*(a) 18,573 97,694
Standard Motor Products, Inc. 3,055 99,287
Stoneridge, Inc.* 3,852 65,291
Tenneco, Inc., Class A*(a) 12,821 222,957
Visteon Corp.*(a) 4,088 433,573
XPEL, Inc. Reg. S*(a) 3,165 203,953
4,313,798
Automobiles 0.2%
Canoo, Inc.*(a) 21,410 40,144
Cenntro Electric Group Ltd.*(a) 26,042 26,823
Faraday Future Intelligent
Electric, Inc.*(a) 14,052 8,940
Fisker, Inc.*(a) 25,239 190,555
Lordstown Motors Corp.*(a) 30,199 55,264
Mullen Automotive, Inc.*(a) 45,616 14,953
Winnebago Industries, Inc.(a) 4,699 250,034
Workhorse Group, Inc.*(a) 22,466 64,477
651,190
Banks 9.9%
1st Source Corp. 2,712 125,566
ACNB Corp. 1,409 42,326
Allegiance Bancshares, Inc. 2,548 106,073
Amalgamated Financial Corp. 2,822 63,636
Amerant Bancorp, Inc. 4,373 108,625
American National
Bankshares, Inc. 1,705 54,475
Ameris Bancorp 8,900 397,919
Arrow Financial Corp. 2,237 64,475
Associated Banc-Corp. 24,038 482,683
Atlantic Union Bankshares
Corp. 11,969 363,618
Banc of California, Inc. 8,196 130,890
BancFirst Corp.(a) 3,058 273,599
Bancorp, Inc. (The)* 6,880 151,222
Bank First Corp.(a) 994 76,021
Bank of Marin Bancorp 2,488 74,516
Bank of NT Butterfield & Son
Ltd. (The) 7,856 255,006
BankUnited, Inc. 10,564 360,972
Bankwell Financial Group, Inc.
(a) 1,014 29,518
Banner Corp.(a) 4,528 267,514
Bar Harbor Bankshares 2,705 71,737
BayCom Corp. 2,187 38,447
BCB Bancorp, Inc. 2,398 40,358
Berkshire Hills Bancorp, Inc. 5,986 163,418
Blue Ridge Bankshares, Inc. 3,085 39,210
Brookline Bancorp, Inc. 10,026 116,803

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Banks
Business First Bancshares,
Inc. 3,388 72,944
Byline Bancorp, Inc. 3,930 79,582
Cadence Bank(a) 21,494 546,163
Cambridge Bancorp 1,085 86,518
Camden National Corp. 2,446 104,200
Capital Bancorp, Inc. 1,596 36,868
Capital City Bank Group, Inc. 2,246 69,873
Capstar Financial Holdings,
Inc. 3,806 70,525
Carter Bankshares, Inc.* 3,935 63,354
Cathay General Bancorp 11,629 447,251
CBTX, Inc.(a) 3,060 89,505
Central Pacific Financial Corp. 3,687 76,284
Citizens & Northern Corp. 2,547 61,586
City Holding Co.(a) 1,983 175,872
Civista Bancshares, Inc. 2,133 44,281
CNB Financial Corp. 2,976 70,144
Coastal Financial Corp.* 1,665 66,167
Colony Bankcorp, Inc. 2,805 36,549
Columbia Banking System,
Inc.(a) 10,196 294,562
Community Bank System, Inc.
(a) 6,992 420,079
Community Trust Bancorp, Inc. 2,860 115,973
ConnectOne Bancorp, Inc. 5,611 129,390
CrossFirst Bankshares, Inc.* 7,651 99,846
Customers Bancorp, Inc.* 4,424 130,420
CVB Financial Corp.(a) 18,042 456,823
Dime Community Bancshares,
Inc. 5,086 148,918
Eagle Bancorp, Inc. 4,131 185,151
Eastern Bankshares, Inc. 24,707 485,245
Enterprise Bancorp, Inc. 1,543 46,151
Enterprise Financial Services
Corp. 5,498 242,132
Equity Bancshares, Inc., Class
A(a) 2,356 69,808
Esquire Financial Holdings,
Inc. 1,178 44,234
Farmers & Merchants
Bancorp, Inc.(a) 1,936 52,020
Farmers National Banc Corp. 5,052 66,131
FB Financial Corp. 5,803 221,733
Financial Institutions, Inc. 2,878 69,273
First Bancorp 29,438 512,609
First Bancorp, Inc. (The) 1,612 44,411
First Bancshares, Inc. (The) 3,019 90,178
First Bank 2,559 34,982
First Busey Corp. 8,748 192,281
First Business Financial
Services, Inc. 1,356 43,812
First Commonwealth Financial
Corp. 12,733 163,492
First Community Bankshares,
Inc. 2,950 94,488
First Financial Bancorp 12,158 256,291
First Financial Bankshares,
Inc.(a) 19,967 835,220
Common Stocks
Shares Value ($)
Banks
First Financial Corp. 2,087 94,312
First Foundation, Inc. 8,267 149,963
First Guaranty Bancshares,
Inc.(a) 1,147 25,096
First Internet Bancorp 1,389 47,032
First Interstate BancSystem,
Inc., Class A(a) 13,807 557,112
First Merchants Corp. 9,039 349,629
First Mid Bancshares, Inc.(a) 2,896 92,585
First of Long Island Corp.
(The) 4,158 71,684
First Western Financial, Inc.* 1,380 34,017
Five Star Bancorp(a) 1,944 55,132
Flushing Financial Corp. 5,039 97,605
Fulton Financial Corp.(a) 26,421 417,452
FVCBankcorp, Inc.*(a) 2,076 39,797
German American Bancorp,
Inc. 4,497 160,588
Glacier Bancorp, Inc. 17,098 840,025
Great Southern Bancorp, Inc. 1,693 96,620
Guaranty Bancshares, Inc. 1,385 47,907
Hancock Whitney Corp. 12,938 592,690
Hanmi Financial Corp. 4,070 96,378
HarborOne Bancorp, Inc. 6,938 93,108
HBT Financial, Inc. 1,708 31,000
Heartland Financial USA, Inc. 6,559 284,398
Heritage Commerce Corp. 10,262 116,371
Heritage Financial Corp. 4,633 122,636
Hilltop Holdings, Inc. 7,989 198,527
Home BancShares, Inc. 29,815 671,136
HomeStreet, Inc. 2,442 70,354
HomeTrust Bancshares, Inc. 2,265 50,056
Hope Bancorp, Inc. 15,667 198,031
Horizon Bancorp, Inc. 6,461 116,040
Independent Bank Corp.(a) 9,175 503,277
Independent Bank Group, Inc. 5,362 329,173
International Bancshares Corp. 8,575 364,437
John Marshall Bancorp, Inc.(a) 1,893 46,492
Lakeland Bancorp, Inc. 10,131 162,197
Lakeland Financial Corp. 3,406 247,991
Live Oak Bancshares, Inc.(a) 4,931 150,889
Macatawa Bank Corp.(a) 4,967 45,994
Mercantile Bank Corp. 2,459 73,057
Metrocity Bankshares, Inc. 2,708 53,185
Metropolitan Bank Holding
Corp.* 1,601 103,040
Mid Penn Bancorp, Inc. 2,641 75,876
Midland States Bancorp, Inc. 3,243 76,438
MidWestOne Financial Group,
Inc.(a) 2,324 63,422
MVB Financial Corp. 1,727 48,062
National Bank Holdings Corp.,
Class A 3,941 145,778
NBT Bancorp, Inc. 5,629 213,621
Nicolet Bankshares, Inc.* 1,855 130,666
Northeast Bank 1,125 41,254
Northwest Bancshares, Inc. 15,982 215,917
OceanFirst Financial Corp. 9,243 172,290
OFG Bancorp 6,480 162,842
Old National Bancorp 45,445 748,479

108 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Old Second Bancorp, Inc.(a) 6,464 84,355
Origin Bancorp, Inc. 3,749 144,224
Orrstown Financial Services,
Inc. 1,796 42,960
Pacific Premier Bancorp, Inc. 12,560 388,858
Park National Corp. 2,136 265,889
Parke Bancorp, Inc. 1,750 36,680
Pathward Financial, Inc. 3,906 128,742
PCB Bancorp 2,008 36,285
PCSB Financial Corp.(a) 2,181 39,105
Peapack-Gladstone Financial
Corp. 3,016 101,488
Peoples Bancorp, Inc.(a) 4,680 135,392
Peoples Financial Services
Corp. 1,085 50,821
Preferred Bank 1,339 87,343
Premier Financial Corp. 5,770 148,289
Primis Financial Corp. 3,707 44,966
Professional Holding Corp.,
Class A*(a) 2,256 58,521
QCR Holdings, Inc. 2,605 132,699
RBB Bancorp 2,362 49,082
Red River Bancshares, Inc. 824 40,730
Renasant Corp. 7,215 225,685
Republic Bancorp, Inc., Class
A 1,525 58,407
Republic First Bancorp,
Inc.*(a) 5,965 16,881
S&T Bancorp, Inc. 4,871 142,769
Sandy Spring Bancorp, Inc. 6,965 245,586
Seacoast Banking Corp. of
Florida 7,835 236,852
ServisFirst Bancshares, Inc. 7,530 602,400
Shore Bancshares, Inc. 2,879 49,864
Sierra Bancorp 2,835 55,991
Silvergate Capital Corp., Class
A* 4,593 346,083
Simmons First National Corp.,
Class A 16,157 352,061
SmartFinancial, Inc. 2,954 72,993
South Plains Financial, Inc. 1,712 47,183
Southern First Bancshares,
Inc.* 1,282 53,408
Southside Bancshares, Inc. 4,157 146,992
SouthState Corp. 11,563 914,865
Stock Yards Bancorp, Inc.(a) 4,461 303,393
Summit Financial Group, Inc. 1,823 49,112
Texas Capital Bancshares,
Inc.* 7,800 460,434
Third Coast Bancshares,
Inc.*(a) 2,127 36,393
Tompkins Financial Corp. 2,134 154,971
Towne Bank 11,090 297,545
TriCo Bancshares 5,069 226,331
Triumph Bancorp, Inc.*(a) 3,400 184,790
Trustmark Corp. 8,118 248,654
UMB Financial Corp. 6,990 589,187
United Bankshares, Inc. 19,270 688,902
United Community Banks, Inc. 14,578 482,532
Unity Bancorp, Inc. 1,254 31,488
Common Stocks
Shares Value ($)
Banks
Univest Financial Corp. 4,568 107,257
USCB Financial Holdings,
Inc.*(a) 1,525 19,993
Valley National Bancorp 67,420 728,136
Veritex Holdings, Inc. 6,948 184,747
Washington Federal, Inc. 10,387 311,402
Washington Trust Bancorp,
Inc. 2,913 135,396
WesBanco, Inc. 9,273 309,440
West Bancorp, Inc. 2,668 55,521
Westamerica Bancorp(a) 3,401 177,838
33,001,515
Beverages 0.6%
Celsius Holdings, Inc.* 8,332 755,546
Coca-Cola Consolidated, Inc. 690 284,094
Duckhorn Portfolio, Inc. (The)* 5,369 77,474
MGP Ingredients, Inc.(a) 2,069 219,645
National Beverage Corp.(a) 3,445 132,770
Primo Water Corp. 24,122 302,731
Vintage Wine Estates, Inc.*(a) 4,582 12,692
Vita Coco Co., Inc. (The)*(a) 5,025 57,235
1,842,187
Biotechnology 8.3%
2seventy bio, Inc.* 5,290 76,970
4D Molecular Therapeutics,
Inc.*(a) 4,101 32,972
Aadi Bioscience, Inc.* 2,049 28,952
ACADIA Pharmaceuticals,
Inc.* 18,319 299,699
Adicet Bio, Inc.* 4,130 58,729
ADMA Biologics, Inc.*(a) 26,294 63,894
Aerovate Therapeutics,
Inc.*(a) 1,299 21,537
Affimed NV* 20,119 41,445
Agenus, Inc.* 40,920 83,886
Agios Pharmaceuticals, Inc.* 8,063 228,022
Akero Therapeutics, Inc.*(a) 4,493 152,987
Albireo Pharma, Inc.*(a) 2,477 47,955
Alector, Inc.* 9,326 88,224
Alkermes plc* 24,618 549,720
Allogene Therapeutics, Inc.*(a) 11,879 128,293
Allovir, Inc.*(a) 4,329 34,156
Alpine Immune Sciences,
Inc.*(a) 2,232 16,070
ALX Oncology Holdings,
Inc.*(a) 2,997 28,681
Amicus Therapeutics, Inc.* 41,412 432,341
AnaptysBio, Inc.*(a) 3,090 78,826
Anavex Life Sciences
Corp.*(a) 9,831 101,456
Anika Therapeutics, Inc.*(a) 2,268 53,978
Apellis Pharmaceuticals,
Inc.*(a) 14,027 958,044
Arbutus Biopharma Corp.*(a) 16,559 31,628
Arcellx, Inc.*(a) 4,904 92,048
Arcturus Therapeutics
Holdings, Inc.* 3,511 52,033
Arcus Biosciences, Inc.*(a) 8,094 211,739

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Biotechnology
Arcutis Biotherapeutics,
Inc.*(a) 6,581 125,763
Arrowhead Pharmaceuticals,
Inc.* 15,585 515,084
Atara Biotherapeutics, Inc.* 12,681 47,934
Aura Biosciences, Inc.*(a) 2,593 46,985
Aurinia Pharmaceuticals,
Inc.*(a) 19,968 150,159
Avid Bioservices, Inc.*(a) 9,101 174,011
Avidity Biosciences, Inc.*(a) 7,378 120,483
Beam Therapeutics, Inc.*(a) 9,370 446,387
BioCryst Pharmaceuticals,
Inc.*(a) 28,209 355,433
Biohaven Pharmaceutical
Holding Co. Ltd.* 9,199 1,390,613
Bioxcel Therapeutics, Inc.*(a) 3,017 35,661
Bluebird Bio, Inc.*(a) 12,824 81,176
Blueprint Medicines Corp.* 8,989 592,285
Bridgebio Pharma, Inc.*(a) 15,477 153,841
C4 Therapeutics, Inc.*(a) 6,640 58,233
CareDx, Inc.* 7,468 127,105
Caribou Biosciences, Inc.*(a) 8,236 86,890
Catalyst Pharmaceuticals,
Inc.* 14,279 183,200
Celldex Therapeutics, Inc.* 6,806 191,317
Celularity, Inc., Class A*(a) 8,492 19,617
Century Therapeutics, Inc.*(a) 3,114 30,797
Cerevel Therapeutics
Holdings, Inc.*(a) 8,463 239,164
ChemoCentryx, Inc.*(a) 9,523 491,958
Chimerix, Inc.* 13,749 26,536
Chinook Therapeutics, Inc.*(a) 7,703 151,441
Cogent Biosciences, Inc.*(a) 10,024 149,558
Coherus Biosciences, Inc.* 11,117 106,834
Crinetics Pharmaceuticals,
Inc.*(a) 7,841 153,997
CTI BioPharma Corp.*(a) 14,698 85,542
Cullinan Oncology, Inc.* 4,475 57,370
Cytokinetics, Inc.* 12,338 597,776
Day One Biopharmaceuticals,
Inc.*(a) 4,040 80,921
Deciphera Pharmaceuticals,
Inc.* 7,241 133,959
Denali Therapeutics, Inc.* 14,846 455,624
Design Therapeutics, Inc.*(a) 5,087 85,055
Dynavax Technologies
Corp.*(a) 17,405 181,708
Dyne Therapeutics, Inc.* 5,411 68,720
Eagle Pharmaceuticals, Inc.* 1,467 38,758
Editas Medicine, Inc.*(a) 10,316 126,268
Eiger BioPharmaceuticals,
Inc.* 5,797 43,651
Emergent BioSolutions, Inc.* 7,408 155,494
Enanta Pharmaceuticals,
Inc.*(a) 3,088 160,175
Enochian Biosciences, Inc.*(a) 2,796 5,061
EQRx, Inc.*(a) 31,824 157,529
Erasca, Inc.*(a) 10,168 79,310
Fate Therapeutics, Inc.*(a) 12,709 284,809
Common Stocks
Shares Value ($)
Biotechnology
FibroGen, Inc.*(a) 13,059 169,898
Foghorn Therapeutics, Inc.*(a) 3,074 26,375
Forma Therapeutics Holdings,
Inc.* 5,752 114,752
Gelesis Holdings, Inc.*(a) 3,276 3,538
Generation Bio Co.* 6,803 36,124
Geron Corp.*(a) 53,459 125,094
Global Blood Therapeutics,
Inc.*(a) 9,668 658,391
Gossamer Bio, Inc.*(a) 10,149 121,585
GreenLight Biosciences
Holdings PBC*(a) 16,160 37,491
Halozyme Therapeutics,
Inc.*(a) 20,280 801,871
Heron Therapeutics, Inc.*(a) 14,197 59,911
HilleVax, Inc.*(a) 1,834 31,343
Humacyte, Inc.*(a) 2,497 8,140
Icosavax, Inc.*(a) 3,666 11,585
Ideaya Biosciences, Inc.*(a) 5,288 78,897
IGM Biosciences, Inc.*(a) 1,444 32,837
Imago Biosciences, Inc.*(a) 3,723 56,031
ImmunityBio, Inc.*(a) 12,164 60,455
ImmunoGen, Inc.* 31,083 148,577
Immunovant, Inc.*(a) 5,962 33,268
Inhibrx, Inc.*(a) 4,164 74,744
Inovio Pharmaceuticals,
Inc.*(a) 34,481 59,480
Insmed, Inc.* 17,551 378,049
Instil Bio, Inc.*(a) 9,845 47,650
Intellia Therapeutics, Inc.*(a) 11,317 633,299
Intercept Pharmaceuticals,
Inc.*(a) 3,814 53,205
Invivyd, Inc.*(a) 7,781 24,355
Iovance Biotherapeutics, Inc.* 23,329 223,492
Ironwood Pharmaceuticals,
Inc.*(a) 19,987 207,065
iTeos Therapeutics, Inc.* 4,045 77,057
IVERIC bio, Inc.* 17,364 311,510
Janux Therapeutics, Inc.* 2,457 33,268
Jounce Therapeutics, Inc.* 6,488 15,182
KalVista Pharmaceuticals,
Inc.*(a) 3,916 56,821
Karuna Therapeutics, Inc.* 4,473 1,006,112
Karyopharm Therapeutics,
Inc.* 12,005 65,547
Keros Therapeutics, Inc.* 2,909 109,437
Kezar Life Sciences, Inc.*(a) 7,677 66,099
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,527 58,127
Kinnate Biopharma, Inc.*(a) 4,134 49,401
Kodiak Sciences, Inc.* 5,383 41,664
Kronos Bio, Inc.*(a) 6,987 23,406
Krystal Biotech, Inc.*(a) 3,100 216,070
Kura Oncology, Inc.*(a) 9,183 125,440
Kymera Therapeutics, Inc.*(a) 5,635 122,674
Lexicon Pharmaceuticals, Inc.* 12,745 30,588
Ligand Pharmaceuticals, Inc.* 2,221 191,250
Lyell Immunopharma, Inc.*(a) 25,780 188,967
MacroGenics, Inc.* 8,799 30,445

110 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.* 2,046 132,970
MannKind Corp.*(a) 36,832 113,811
MeiraGTx Holdings plc* 4,544 38,215
Mersana Therapeutics, Inc.* 12,398 83,810
MiMedx Group, Inc.*(a) 17,207 49,384
Mirum Pharmaceuticals,
Inc.*(a) 2,849 59,858
Monte Rosa Therapeutics,
Inc.*(a) 4,852 39,641
Morphic Holding, Inc.* 3,884 109,917
Myriad Genetics, Inc.* 11,630 221,900
Nkarta, Inc.*(a) 4,587 60,365
Nurix Therapeutics, Inc.* 7,332 95,536
Nuvalent, Inc., Class A*(a) 2,421 47,064
Ocugen, Inc.*(a) 30,519 54,324
Organogenesis Holdings, Inc.* 10,831 35,092
Outlook Therapeutics, Inc.*(a) 17,792 21,706
Pardes Biosciences, Inc.* 4,009 7,417
PepGen, Inc.* 1,179 10,705
PMV Pharmaceuticals, Inc.*(a) 5,211 62,011
Point Biopharma Global,
Inc.*(a) 11,189 86,491
Praxis Precision Medicines,
Inc.*(a) 7,741 17,572
Precigen, Inc.* 13,762 29,175
Prometheus Biosciences, Inc.* 4,500 265,545
Protagonist Therapeutics, Inc.* 7,247 61,092
Prothena Corp. plc* 5,199 315,215
PTC Therapeutics, Inc.*(a) 10,572 530,714
Rallybio Corp.*(a) 2,315 33,498
RAPT Therapeutics, Inc.* 4,266 102,640
Recursion Pharmaceuticals,
Inc., Class A*(a) 21,265 226,260
REGENXBIO, Inc.* 5,965 157,655
Relay Therapeutics, Inc.*(a) 11,319 253,206
Replimune Group, Inc.* 5,581 96,384
REVOLUTION Medicines,
Inc.* 11,425 225,301
Rigel Pharmaceuticals, Inc.* 25,206 29,743
Rocket Pharmaceuticals, Inc.* 6,356 101,442
Sage Therapeutics, Inc.*(a) 7,634 298,947
Sana Biotechnology, Inc.*(a) 12,709 76,254
Sangamo Therapeutics, Inc.* 18,406 90,189
Seres Therapeutics, Inc.* 10,161 65,234
Sorrento Therapeutics, Inc.*(a) 56,997 89,485
SpringWorks Therapeutics,
Inc.*(a) 5,169 147,472
Stoke Therapeutics, Inc.*(a) 3,399 43,643
Sutro Biopharma, Inc.* 7,421 41,187
Syndax Pharmaceuticals,
Inc.*(a) 8,036 193,105
Talaris Therapeutics, Inc.* 3,651 9,602
Tango Therapeutics, Inc.*(a) 6,598 23,885
Tenaya Therapeutics, Inc.*(a) 3,932 11,403
TG Therapeutics, Inc.*(a) 19,931 117,992
Travere Therapeutics, Inc.*(a) 9,038 222,696
Twist Bioscience Corp.*(a) 8,577 302,254
Tyra Biosciences, Inc.*(a) 2,673 23,496
Vanda Pharmaceuticals, Inc.* 7,930 78,348
Common Stocks
Shares Value ($)
Biotechnology
Vaxart, Inc.*(a) 19,106 41,651
Vaxcyte, Inc.* 8,317 199,608
VBI Vaccines, Inc.* 24,837 17,530
Vera Therapeutics, Inc.*(a) 2,526 53,829
Veracyte, Inc.*(a) 10,538 174,931
Vericel Corp.* 7,378 171,170
Verve Therapeutics, Inc.*(a) 6,585 226,195
Vir Biotechnology, Inc.* 11,274 217,363
Viridian Therapeutics, Inc.*(a) 4,300 88,193
VistaGen Therapeutics, Inc.* 31,574 4,802
Xencor, Inc.*(a) 8,348 216,881
Y-mAbs Therapeutics, Inc.* 5,203 75,027
Zentalis Pharmaceuticals,
Inc.*(a) 6,783 146,920
27,425,995
Building Products 1.3%
AAON, Inc.(a) 6,526 351,621
American Woodmark Corp.* 2,429 106,536
Apogee Enterprises, Inc. 3,316 126,738
Caesarstone Ltd. 3,017 28,088
CSW Industrials, Inc. 2,185 261,763
Gibraltar Industries, Inc.* 4,846 198,347
Griffon Corp. 6,762 199,614
Insteel Industries, Inc. 3,177 84,286
Janus International Group,
Inc.* 12,267 109,422
JELD-WEN Holding, Inc.* 12,668 110,845
Masonite International Corp.* 3,388 241,531
PGT Innovations, Inc.* 8,575 179,732
Quanex Building Products
Corp.(a) 4,786 86,914
Resideo Technologies, Inc.* 21,982 418,977
Simpson Manufacturing Co.,
Inc. 6,478 507,875
UFP Industries, Inc. 8,996 649,151
View, Inc.*(a) 15,069 20,192
Zurn Elkay Water Solutions
Corp. 18,839 461,555
4,143,187
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class
A(a) 9,413 253,492
AssetMark Financial Holdings,
Inc.* 3,270 59,808
Associated Capital Group,
Inc., Class A(a) 224 8,234
B. Riley Financial, Inc.(a) 3,200 142,464
Bakkt Holdings, Inc.*(a) 8,042 18,336
BGC Partners, Inc., Class A 47,547 149,298
Blucora, Inc.* 6,869 132,847
Brightsphere Investment
Group, Inc.(a) 4,810 71,717
Cohen & Steers, Inc. 3,791 237,430
Cowen, Inc., Class A(a) 4,148 160,279
Diamond Hill Investment
Group, Inc. 447 73,755
Donnelley Financial Solutions,
Inc.* 3,691 136,456

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Capital Markets
Federated Hermes, Inc., Class
B 13,018 431,156
Focus Financial Partners, Inc.,
Class A* 8,438 265,881
GAMCO Investors, Inc., Class
A 706 12,037
GCM Grosvenor, Inc., Class
A(a) 6,386 50,386
Hamilton Lane, Inc., Class A 5,440 324,278
Houlihan Lokey, Inc. 7,579 571,305
Manning & Napier, Inc.(a) 2,245 27,546
MarketWise, Inc.*(a) 2,408 5,490
Moelis & Co., Class A(a) 9,548 322,818
Open Lending Corp., Class A* 16,792 135,008
Oppenheimer Holdings, Inc.,
Class A 1,233 38,198
Perella Weinberg Partners(a) 6,591 41,721
Piper Sandler Cos.(a) 2,567 268,868
PJT Partners, Inc., Class A 3,596 240,285
Pzena Investment
Management, Inc., Class
A(a) 2,253 21,358
Sculptor Capital Management,
Inc. 3,968 35,077
Silvercrest Asset Management
Group, Inc., Class A 1,403 22,939
StepStone Group, Inc., Class
A(a) 7,726 189,364
StoneX Group, Inc.* 2,672 221,616
Value Line, Inc. 128 5,619
Victory Capital Holdings, Inc.,
Class A 2,334 54,406
Virtus Investment Partners,
Inc. 1,044 166,539
WisdomTree Investments, Inc.
(a) 19,241 90,048
4,986,059
Chemicals 2.0%
AdvanSix, Inc. 3,978 127,694
American Vanguard Corp. 4,287 80,167
Amyris, Inc.*(a) 28,181 82,288
Aspen Aerogels, Inc.* 4,660 42,965
Avient Corp. 13,702 415,171
Balchem Corp. 4,800 583,584
Cabot Corp. 8,386 535,782
Chase Corp. 1,125 94,016
Danimer Scientific, Inc.*(a) 13,402 39,536
Diversey Holdings Ltd.*(a) 11,057 53,737
Ecovyst, Inc.* 12,264 103,508
FutureFuel Corp. 5,875 35,485
Hawkins, Inc. 2,904 113,227
HB Fuller Co. 8,059 484,346
Ingevity Corp.* 5,640 341,953
Innospec, Inc. 3,751 321,348
Intrepid Potash, Inc.*(a) 1,916 75,816
Koppers Holdings, Inc. 3,052 63,421
Kronos Worldwide, Inc. 3,399 31,747
Livent Corp.* 24,308 745,040
LSB Industries, Inc.* 4,487 63,940
Common Stocks
Shares Value ($)
Chemicals
Mativ Holdings, Inc.(a) 8,104 178,936
Minerals Technologies, Inc. 4,777 236,032
Origin Materials, Inc.*(a) 16,210 83,644
Orion Engineered Carbons SA 8,868 118,388
Perimeter Solutions SA*(a) 17,939 143,691
PureCycle Technologies,
Inc.*(a) 15,993 129,063
Quaker Chemical Corp.(a) 2,061 297,567
Rayonier Advanced Materials,
Inc.*(a) 9,740 30,681
Sensient Technologies Corp.
(a) 6,379 442,320
Stepan Co. 3,178 297,683
Tredegar Corp. 4,107 38,770
Trinseo plc 5,321 97,481
Tronox Holdings plc 18,504 226,674
Valhi, Inc. 328 8,252
6,763,953
Commercial Services & Supplies 1.3%
ABM Industries, Inc. 10,151 388,073
ACCO Brands Corp. 14,310 70,119
ACV Auctions, Inc., Class A* 16,942 121,813
Aris Water Solution, Inc., Class
A(a) 3,283 41,891
Brady Corp., Class A(a) 6,979 291,234
BrightView Holdings, Inc.* 6,284 49,895
Brink's Co. (The) 6,821 330,409
Casella Waste Systems, Inc.,
Class A* 7,521 574,529
Cimpress plc* 2,551 62,449
CompX International, Inc. 302 4,905
CoreCivic, Inc.* 17,964 158,802
Deluxe Corp. 6,982 116,250
Ennis, Inc. 3,793 76,353
GEO Group, Inc. (The)*(a) 15,716 121,013
Harsco Corp.* 13,909 52,020
Healthcare Services Group,
Inc.(a) 10,911 131,914
Heritage-Crystal Clean, Inc.* 2,311 68,336
HNI Corp. 6,183 163,911
Interface, Inc. 8,811 79,211
KAR Auction Services, Inc.* 17,876 199,675
Kimball International, Inc.,
Class B 5,672 35,677
Li-Cycle Holdings Corp.*(a) 19,698 104,793
Matthews International Corp.,
Class A 4,561 102,212
MillerKnoll, Inc. 11,256 175,594
Montrose Environmental
Group, Inc.* 4,110 138,302
NL Industries, Inc.(a) 1,817 14,045
Pitney Bowes, Inc. 17,361 40,451
Quad/Graphics, Inc.*(a) 4,927 12,613
SP Plus Corp.* 3,326 104,170
Steelcase, Inc., Class A 12,818 83,573
UniFirst Corp. 2,278 383,228
Viad Corp.*(a) 2,925 92,372
VSE Corp. 1,586 56,144
4,445,976

112 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment 0.9%
ADTRAN Holdings, Inc. 10,938 214,166
Aviat Networks, Inc.*(a) 1,212 33,185
Calix, Inc.* 8,380 512,353
Cambium Networks Corp.* 1,508 25,515
Casa Systems, Inc.*(a) 5,848 18,304
Clearfield, Inc.*(a) 1,681 175,900
CommScope Holding Co.,
Inc.* 30,417 280,141
Comtech Telecommunications
Corp. 3,842 38,458
Digi International, Inc.* 4,731 163,551
DZS, Inc.*(a) 2,637 29,798
Extreme Networks, Inc.* 18,876 246,709
Harmonic, Inc.*(a) 14,508 189,619
Infinera Corp.*(a) 27,556 133,371
Inseego Corp.*(a) 12,527 25,931
NETGEAR, Inc.* 4,022 80,601
NetScout Systems, Inc.* 10,305 322,753
Ondas Holdings, Inc.*(a) 4,836 17,893
Ribbon Communications, Inc.* 11,604 25,761
Viavi Solutions, Inc.*(a) 33,655 439,198
2,973,207
Construction & Engineering 1.5%
Ameresco, Inc., Class A*(a) 4,710 313,121
API Group Corp.* 31,487 417,832
Arcosa, Inc. 7,169 409,923
Argan, Inc. 1,982 63,761
Comfort Systems USA, Inc. 5,309 516,725
Concrete Pumping Holdings,
Inc.* 3,442 22,201
Construction Partners, Inc.,
Class A*(a) 6,271 164,488
Dycom Industries, Inc.* 4,264 407,340
EMCOR Group, Inc. 7,414 856,169
Fluor Corp.*(a) 21,408 532,845
Granite Construction, Inc.(a) 6,729 170,849
Great Lakes Dredge & Dock
Corp.* 9,726 73,723
IES Holdings, Inc.* 1,375 37,978
Infrastructure and Energy
Alternatives, Inc.* 4,526 61,282
MYR Group, Inc.* 2,445 207,165
Northwest Pipe Co.* 1,527 42,909
NV5 Global, Inc.* 2,104 260,517
Primoris Services Corp. 7,742 125,808
Sterling Infrastructure, Inc.* 4,253 91,312
Tutor Perini Corp.* 6,248 34,489
4,810,437
Construction Materials 0.1%
Summit Materials, Inc., Class
A* 18,006 431,424
United States Lime & Minerals,
Inc. 276 28,207
459,631
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 709 18,597
Bread Financial Holdings, Inc. 3,987 125,391
Common Stocks
Shares Value ($)
Consumer Finance
Consumer Portfolio Services,
Inc.*(a) 1,005 7,306
Curo Group Holdings Corp.(a) 2,810 11,268
Encore Capital Group, Inc.* 3,501 159,226
Enova International, Inc.* 4,720 138,155
EZCORP, Inc., Class A*(a) 7,520 57,979
FirstCash Holdings, Inc. 5,657 414,941
Green Dot Corp., Class A* 6,983 132,537
LendingClub Corp.* 16,144 178,391
LendingTree, Inc.* 1,694 40,419
Moneylion, Inc.*(a) 20,448 18,252
Navient Corp. 16,893 248,158
Nelnet, Inc., Class A 2,189 173,347
NerdWallet, Inc., Class A*(a) 3,625 32,154
Oportun Financial Corp.* 3,935 17,196
OppFi, Inc.*(a) 1,958 4,503
PRA Group, Inc.* 5,795 190,424
PROG Holdings, Inc.* 7,953 119,136
Regional Management Corp. 1,214 34,041
Sunlight Financial Holdings,
Inc.*(a) 3,439 4,264
World Acceptance Corp.*(a) 599 57,995
2,183,680
Containers & Packaging 0.3%
Cryptyde, Inc.*(a) 2,596 1,798
Greif, Inc., Class A(a) 3,776 224,936
Greif, Inc., Class B 866 52,653
Myers Industries, Inc. 5,222 86,006
O-I Glass, Inc.* 22,873 296,206
Pactiv Evergreen, Inc. 6,483 56,597
Ranpak Holdings Corp.* 6,398 21,881
TriMas Corp. 6,115 153,303
893,380
Distributors 0.0%
†
Funko, Inc., Class A*(a) 5,186 104,861
Weyco Group, Inc.(a) 835 16,984
121,845
Diversified Consumer Services 1.0%
2U, Inc.*(a) 10,907 68,169
Adtalem Global Education,
Inc.*(a) 6,907 251,760
American Public Education,
Inc.* 2,939 26,862
Beachbody Co., Inc. (The)*(a) 14,808 14,956
Carriage Services, Inc. 1,904 61,233
Chegg, Inc.*(a) 18,275 385,054
Coursera, Inc.*(a) 17,811 192,003
Duolingo, Inc.*(a) 3,571 340,066
European Wax Center, Inc.,
Class A(a) 3,556 65,608
Frontdoor, Inc.*(a) 12,339 251,592
Graham Holdings Co., Class B 551 296,427
Laureate Education, Inc.,
Class A(a) 16,308 172,049
Nerdy, Inc.*(a) 7,668 16,180
OneSpaWorld Holdings Ltd.* 9,390 78,876
Perdoceo Education Corp.* 10,063 103,649

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Diversified Consumer Services
PowerSchool Holdings, Inc.,
Class A* 7,317 122,121
Rover Group, Inc.*(a) 13,121 43,824
StoneMor, Inc.* 4,305 14,766
Strategic Education, Inc. 3,355 206,031
Stride, Inc.*(a) 6,240 262,267
Udemy, Inc.* 11,745 141,997
Universal Technical Institute,
Inc.*(a) 4,584 24,937
Vivint Smart Home, Inc.*(a) 14,400 94,752
WW International, Inc.*(a) 7,355 28,905
3,264,084
Diversified Financial Services 0.3%
Alerus Financial Corp. 2,139 47,272
A-Mark Precious Metals, Inc. 3,129 88,832
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,252 55,531
Cannae Holdings, Inc.* 10,934 225,897
Compass Diversified Holdings 9,390 169,583
Jackson Financial, Inc., Class
A(a) 11,648 323,232
SWK Holdings Corp.*(a) 504 8,568
918,915
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 2,560 91,443
ATN International, Inc.(a) 1,524 58,781
Bandwidth, Inc., Class A* 3,477 41,376
Charge Enterprises, Inc.*(a) 15,300 26,928
Cogent Communications
Holdings, Inc. 6,513 339,718
Consolidated Communications
Holdings, Inc.* 10,977 45,664
EchoStar Corp., Class A* 4,782 78,760
Globalstar, Inc.*(a) 101,672 161,659
IDT Corp., Class B* 2,263 56,190
Iridium Communications, Inc.* 19,106 847,733
Liberty Latin America Ltd.,
Class A* 5,719 35,401
Liberty Latin America Ltd.,
Class C* 22,563 138,762
Ooma, Inc.* 3,428 42,165
Radius Global Infrastructure,
Inc.*(a) 12,034 113,360
Starry Group Holdings, Inc.,
Class A*(a) 3,365 5,014
2,082,954
Electric Utilities 0.7%
ALLETE, Inc. 8,719 436,386
MGE Energy, Inc. 5,563 365,100
Otter Tail Corp. 6,284 386,592
PNM Resources, Inc.(a) 12,963 592,798
Portland General Electric Co. 13,431 583,711
Via Renewables, Inc.(a) 1,565 10,814
2,375,401
Electrical Equipment 1.4%
Allied Motion Technologies,
Inc. 1,829 52,346
Common Stocks
Shares Value ($)
Electrical Equipment
Array Technologies, Inc.*(a) 22,284 369,469
Atkore, Inc.* 6,206 482,889
AZZ, Inc.(a) 3,325 121,396
Babcock & Wilcox Enterprises,
Inc.* 8,693 55,461
Blink Charging Co.*(a) 5,341 94,642
Bloom Energy Corp., Class
A*(a) 26,442 528,575
Encore Wire Corp.(a) 2,783 321,548
Energy Vault Holdings, Inc.* 11,706 61,808
EnerSys(a) 6,281 365,366
Enovix Corp.*(a) 16,611 304,563
ESS Tech, Inc.*(a) 11,413 46,679
Fluence Energy, Inc.*(a) 5,470 79,807
FTC Solar, Inc.*(a) 6,929 20,510
FuelCell Energy, Inc.*(a) 56,555 192,852
GrafTech International Ltd. 28,741 123,874
Heliogen, Inc.*(a) 17,927 33,344
NuScale Power Corp.*(a) 4,378 51,135
Powell Industries, Inc. 1,215 25,612
Preformed Line Products Co. 325 23,124
Shoals Technologies Group,
Inc., Class A* 16,782 361,652
Stem, Inc.*(a) 21,046 280,754
SunPower Corp.*(a) 11,917 274,568
Thermon Group Holdings, Inc.* 4,842 74,615
TPI Composites, Inc.* 5,357 60,427
Vicor Corp.* 3,202 189,366
4,596,382
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*(a) 3,121 51,340
Advanced Energy Industries,
Inc. 5,714 442,321
Aeva Technologies, Inc.*(a) 20,259 37,884
AEye, Inc.*(a) 3,737 4,148
Akoustis Technologies, Inc.*(a) 6,973 20,710
Arlo Technologies, Inc.* 12,454 57,787
Badger Meter, Inc. 4,378 404,483
Belden, Inc.(a) 6,512 390,850
Benchmark Electronics, Inc. 5,233 129,674
Cepton, Inc.* 4,938 9,678
CTS Corp.(a) 4,659 194,047
ePlus, Inc.* 4,164 172,973
Evolv Technologies Holdings,
Inc.*(a) 11,893 25,213
Fabrinet* 5,581 532,706
FARO Technologies, Inc.* 2,791 76,585
Focus Universal, Inc.*(a) 2,504 23,488
Identiv, Inc.*(a) 3,042 38,147
Insight Enterprises, Inc.*(a) 4,812 396,557
Itron, Inc.*(a) 6,862 288,959
Kimball Electronics, Inc.* 3,649 62,580
Knowles Corp.* 13,176 160,352
Lightwave Logic, Inc.*(a) 18,186 133,485
Methode Electronics, Inc.(a) 5,304 197,044
MicroVision, Inc.*(a) 27,583 99,575
Mirion Technologies, Inc.*(a) 20,385 152,276
Napco Security Technologies,
Inc.* 4,250 123,590

114 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
nLight, Inc.*(a) 6,578 62,162
Novanta, Inc.* 5,331 616,530
OSI Systems, Inc.* 2,364 170,350
Ouster, Inc.*(a) 30,747 29,622
PAR Technology Corp.*(a) 3,948 116,584
PC Connection, Inc. 1,712 77,194
Plexus Corp.* 4,146 363,024
Rogers Corp.* 2,819 681,860
Sanmina Corp.* 8,643 398,269
ScanSource, Inc.* 3,595 94,944
SmartRent, Inc.*(a) 22,240 50,485
TTM Technologies, Inc.* 14,903 196,422
Velodyne Lidar, Inc.*(a) 27,320 25,875
Vishay Intertechnology, Inc. 20,342 361,884
Vishay Precision Group, Inc.* 1,897 56,132
7,527,789
Energy Equipment & Services 1.6%
Archrock, Inc. 19,705 126,506
Borr Drilling Ltd.*(a) 31,057 103,109
Bristow Group, Inc.* 3,589 84,306
Cactus, Inc., Class A 9,091 349,367
ChampionX Corp. 30,700 600,799
Diamond Offshore Drilling,
Inc.*(a) 15,043 99,735
DMC Global, Inc.* 2,871 45,879
Dril-Quip, Inc.* 5,118 99,903
Expro Group Holdings NV* 11,475 146,191
Helix Energy Solutions Group,
Inc.* 20,523 79,219
Helmerich & Payne, Inc.(a) 15,448 571,113
Liberty Energy, Inc., Class A* 21,249 269,437
Nabors Industries Ltd.* 1,337 135,639
National Energy Services
Reunited Corp.* 5,580 33,145
Newpark Resources, Inc.* 11,778 29,681
NexTier Oilfield Solutions, Inc.* 25,782 190,787
Noble Corp. plc*(a) 11,257 332,982
Oceaneering International,
Inc.* 15,990 127,280
Oil States International,
Inc.*(a) 9,662 37,585
Patterson-UTI Energy, Inc. 32,722 382,193
ProFrac Holding Corp., Class
A*(a) 2,451 37,280
ProPetro Holding Corp.* 12,988 104,553
RPC, Inc. 10,747 74,477
Select Energy Services, Inc.,
Class A* 10,195 71,059
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 45,237
TETRA Technologies, Inc.* 18,389 66,016
Tidewater, Inc.* 6,320 137,144
US Silica Holdings, Inc.* 11,045 120,943
Valaris Ltd.*(a) 9,205 450,493
Weatherford International plc* 10,311 332,942
5,285,000
Entertainment 0.3%
Chicken Soup For The Soul
Entertainment, Inc.* 1 7
Common Stocks
Shares Value ($)
Entertainment
Cinemark Holdings, Inc.*(a) 17,096 207,032
IMAX Corp.* 7,051 99,560
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,614 45,434
Liberty Media Corp.-Liberty
Braves, Class C* 5,445 149,737
Lions Gate Entertainment
Corp., Class A*(a) 8,922 66,291
Lions Gate Entertainment
Corp., Class B* 16,875 117,281
Madison Square Garden
Entertainment Corp.*(a) 4,056 178,829
Marcus Corp. (The)(a) 4,220 58,616
Playstudios, Inc.*(a) 11,212 39,130
Reservoir Media, Inc.*(a) 2,894 14,123
Skillz, Inc.*(a) 43,240 44,105
1,020,145
Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust 12,772 161,183
Agree Realty Corp.(a) 11,842 800,282
Alexander & Baldwin, Inc. 10,521 174,438
Alexander's, Inc. 316 66,031
American Assets Trust, Inc. 7,197 185,107
Apartment Investment and
Management Co., Class
A(a) 23,655 172,681
Apple Hospitality REIT, Inc. 32,713 459,945
Armada Hoffler Properties, Inc. 9,835 102,087
Ashford Hospitality Trust,
Inc.*(a) 4,867 33,144
Bluerock Residential Growth
REIT, Inc. 4,330 115,827
Braemar Hotels & Resorts,
Inc.(a) 9,771 42,015
Brandywine Realty Trust(a) 24,876 167,913
Broadstone Net Lease, Inc.(a) 25,339 393,515
BRT Apartments Corp. 1,783 36,213
CareTrust REIT, Inc. 14,872 269,332
CBL & Associates Properties,
Inc.(a) 4,001 102,466
Centerspace 2,282 153,624
Chatham Lodging Trust* 7,180 70,867
City Office REIT, Inc. 6,257 62,382
Clipper Realty, Inc. 2,440 17,007
Community Healthcare Trust,
Inc. 3,382 110,760
Corporate Office Properties
Trust(a) 17,320 402,344
CTO Realty Growth, Inc. 2,645 49,567
DiamondRock Hospitality Co. 30,989 232,727
Diversified Healthcare Trust 34,512 34,170
Easterly Government
Properties, Inc.(a) 13,374 210,908
Empire State Realty Trust,
Inc., Class A(a) 20,410 133,890
Equity Commonwealth 16,046 390,881
Essential Properties Realty
Trust, Inc. 21,099 410,376
Farmland Partners, Inc.(a) 6,978 88,411

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Four Corners Property Trust,
Inc. 11,747 284,160
Franklin Street Properties
Corp.(a) 18,117 47,648
Getty Realty Corp.(a) 5,685 152,870
Gladstone Commercial Corp. 5,472 84,816
Gladstone Land Corp.(a) 4,695 84,979
Global Medical REIT, Inc. 8,864 75,521
Global Net Lease, Inc. 15,141 161,252
Hersha Hospitality Trust, Class
A 4,960 39,581
Independence Realty Trust,
Inc.(a) 33,367 558,230
Indus Realty Trust, Inc. 756 39,592
Industrial Logistics Properties
Trust 11,224 61,732
Innovative Industrial
Properties, Inc. 4,115 364,177
InvenTrust Properties Corp.(a) 10,437 222,621
iStar, Inc. 9,777 90,535
Kite Realty Group Trust(a) 32,846 565,608
LTC Properties, Inc. 6,020 225,449
LXP Industrial Trust(a) 40,304 369,185
Macerich Co. (The) 31,840 252,810
National Health Investors, Inc.
(a) 6,526 368,915
Necessity Retail REIT, Inc.
(The) 20,010 117,659
NETSTREIT Corp.(a) 9,036 160,931
NexPoint Residential Trust,
Inc. 3,552 164,138
Office Properties Income Trust 7,034 98,828
One Liberty Properties, Inc.(a) 2,400 50,448
Orion Office REIT, Inc.(a) 8,073 70,639
Outfront Media, Inc. 21,535 327,117
Paramount Group, Inc. 29,075 181,137
Pebblebrook Hotel Trust(a) 18,893 274,137
Phillips Edison & Co., Inc. 17,775 498,589
Physicians Realty Trust(a) 34,262 515,300
Piedmont Office Realty Trust,
Inc., Class A 19,094 201,633
Plymouth Industrial REIT, Inc. 5,703 95,867
Postal Realty Trust, Inc., Class
A(a) 2,637 38,685
PotlatchDeltic Corp. 12,158 498,964
Retail Opportunity Investments
Corp. 18,889 259,913
RLJ Lodging Trust 22,877 231,515
RPT Realty 11,907 90,017
Ryman Hospitality Properties,
Inc. 8,099 596,005
Sabra Health Care REIT, Inc. 34,807 456,668
Safehold, Inc.(a) 3,182 84,196
Saul Centers, Inc.(a) 1,707 64,013
Service Properties Trust 24,248 125,847
SITE Centers Corp. 30,062 321,964
STAG Industrial, Inc. 27,259 774,973
Summit Hotel Properties, Inc. 15,401 103,495
Sunstone Hotel Investors, Inc. 31,514 296,862
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Tanger Factory Outlet Centers,
Inc. 15,745 215,392
Terreno Realty Corp. 11,262 596,773
UMH Properties, Inc.(a) 7,413 119,720
Uniti Group, Inc. 36,259 252,000
Universal Health Realty
Income Trust(a) 1,835 79,290
Urban Edge Properties(a) 17,673 235,758
Urstadt Biddle Properties, Inc.,
Class A(a) 4,318 66,972
Veris Residential, Inc.* 12,617 143,455
Washington REIT 12,862 225,857
Whitestone REIT 7,196 60,878
Xenia Hotels & Resorts, Inc. 17,067 235,354
18,630,763
Food & Staples Retailing 0.6%
Andersons, Inc. (The)(a) 4,754 147,517
Chefs' Warehouse, Inc. (The)* 5,071 146,907
Fresh Market, Inc. (The)*∞ 120 0
HF Foods Group, Inc.* 4,830 18,692
Ingles Markets, Inc., Class A 2,128 168,559
Natural Grocers by Vitamin
Cottage, Inc. 1,204 12,991
PriceSmart, Inc. 3,595 207,036
Rite Aid Corp.*(a) 7,814 38,679
SpartanNash Co. 5,261 152,674
Sprouts Farmers Market, Inc.* 16,216 449,994
United Natural Foods, Inc.*(a) 8,862 304,587
Village Super Market, Inc.,
Class A 1,136 21,959
Weis Markets, Inc. 2,411 171,760
1,841,355
Food Products 1.2%
Alico, Inc. 887 25,049
AppHarvest, Inc.*(a) 10,421 20,529
B&G Foods, Inc.(a) 10,724 176,839
Benson Hill, Inc.*(a) 24,223 66,371
Beyond Meat, Inc.*(a) 8,930 126,538
BRC, Inc., Class A*(a) 3,632 28,075
Calavo Growers, Inc.(a) 2,484 78,867
Cal-Maine Foods, Inc.(a) 5,639 313,472
Fresh Del Monte Produce, Inc.
(a) 4,851 112,737
Hain Celestial Group, Inc.
(The)*(a) 11,738 198,137
Hostess Brands, Inc.*(a) 20,279 471,284
J & J Snack Foods Corp.(a) 2,318 300,111
John B Sanfilippo & Son, Inc. 1,276 96,632
Lancaster Colony Corp.(a) 2,929 440,170
Landec Corp.* 4,125 36,671
Local Bounti Corp.*(a) 6,038 17,148
Mission Produce, Inc.*(a) 6,053 87,526
Seneca Foods Corp., Class A* 862 43,479
Simply Good Foods Co. (The)* 13,431 429,658
Sovos Brands, Inc.* 6,169 87,847
SunOpta, Inc.* 14,539 132,305
Tattooed Chef, Inc.*(a) 6,849 34,108
Tootsie Roll Industries, Inc. 2,538 84,465
TreeHouse Foods, Inc.* 7,704 326,804

116 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Food Products
Utz Brands, Inc.(a) 9,806 148,071
Vital Farms, Inc.* 4,226 50,585
Whole Earth Brands, Inc.* 6,000 23,040
3,956,518
Gas Utilities 1.2%
Brookfield Infrastructure Corp.,
Class A(a) 14,812 602,848
Chesapeake Utilities Corp. 2,250 259,627
New Jersey Resources Corp.
(a) 14,797 572,644
Northwest Natural Holding Co. 5,249 227,702
ONE Gas, Inc. 8,272 582,266
South Jersey Industries, Inc.
(a) 18,480 617,602
Southwest Gas Holdings, Inc. 10,122 706,009
Spire, Inc.(a) 7,951 495,586
4,064,284
Health Care Equipment & Supplies 4.1%
Alphatec Holdings, Inc.*(a) 11,735 102,564
AngioDynamics, Inc.* 5,579 114,146
Artivion, Inc.*(a) 5,629 77,905
AtriCure, Inc.*(a) 6,722 262,830
Atrion Corp. 198 111,870
Avanos Medical, Inc.* 6,920 150,718
Axogen, Inc.* 5,787 68,981
Axonics, Inc.* 7,262 511,535
BioLife Solutions, Inc.*(a) 5,045 114,774
Bioventus, Inc., Class A*(a) 4,749 33,243
Butterfly Network, Inc.*(a) 20,083 94,390
Cardiovascular Systems, Inc.* 5,974 82,800
Cerus Corp.* 25,100 90,360
CONMED Corp.(a) 4,341 348,018
CryoPort, Inc.* 6,552 159,607
Cue Health, Inc.*(a) 15,246 45,890
Cutera, Inc.*(a) 2,518 114,821
Embecta Corp. 8,813 253,726
Figs, Inc., Class A*(a) 18,720 154,440
Glaukos Corp.* 6,959 370,497
Haemonetics Corp.* 7,608 563,220
Heska Corp.*(a) 1,416 103,255
Inari Medical, Inc.*(a) 7,314 531,289
Inogen, Inc.* 3,281 79,663
Inspire Medical Systems,
Inc.*(a) 4,202 745,309
Integer Holdings Corp.*(a) 5,031 313,079
iRadimed Corp. 1,046 31,443
iRhythm Technologies, Inc.* 4,491 562,632
Lantheus Holdings, Inc.* 10,251 720,953
LeMaitre Vascular, Inc. 2,916 147,783
LivaNova plc* 7,932 402,708
Meridian Bioscience, Inc.* 6,221 196,148
Merit Medical Systems, Inc.* 8,191 462,873
Mesa Laboratories, Inc.(a) 742 104,496
Nano-X Imaging Ltd.*(a) 7,183 82,389
Neogen Corp.* 16,649 232,587
Nevro Corp.*(a) 5,435 253,271
NuVasive, Inc.* 7,973 349,297
Omnicell, Inc.*(a) 6,615 575,703
OraSure Technologies, Inc.* 11,118 42,137
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Orthofix Medical, Inc.* 2,773 52,992
OrthoPediatrics Corp.* 2,143 98,878
Outset Medical, Inc.* 7,003 111,558
Owlet, Inc.*(a) 3,132 3,351
Paragon 28, Inc.*(a) 6,915 123,225
PROCEPT BioRobotics
Corp.*(a) 3,811 158,004
Pulmonx Corp.* 5,192 86,499
RxSight, Inc.*(a) 2,913 34,956
SeaSpine Holdings Corp.* 5,414 30,752
Senseonics Holdings, Inc.*(a) 69,573 91,836
Shockwave Medical, Inc.* 5,341 1,485,172
SI-BONE, Inc.*(a) 5,164 90,163
Sight Sciences, Inc.*(a) 3,037 19,285
Silk Road Medical, Inc.* 5,163 232,335
STAAR Surgical Co.* 7,242 510,923
Surmodics, Inc.* 2,093 63,627
Tactile Systems Technology,
Inc.* 2,557 19,919
TransMedics Group, Inc.* 4,698 196,095
Treace Medical Concepts,
Inc.*(a) 4,938 108,982
UFP Technologies, Inc.* 1,040 89,274
Utah Medical Products, Inc. 536 45,726
Varex Imaging Corp.*(a) 5,683 120,139
Vicarious Surgical, Inc.*(a) 7,718 25,855
ViewRay, Inc.* 22,441 81,685
Zimvie, Inc.* 2,944 29,057
Zynex, Inc.(a) 3,685 33,423
13,707,061
Health Care Providers & Services 3.2%
1Life Healthcare, Inc.* 27,127 465,228
23andMe Holding Co.*(a) 41,795 119,534
Accolade, Inc.*(a) 9,394 107,279
AdaptHealth Corp.*(a) 10,667 200,326
Addus HomeCare Corp.* 2,243 213,623
Agiliti, Inc.*(a) 4,728 67,658
AirSculpt Technologies, Inc.(a) 2,144 13,786
Alignment Healthcare, Inc.* 12,294 145,561
AMN Healthcare Services,
Inc.*(a) 6,499 688,634
Apollo Medical Holdings,
Inc.*(a) 6,003 234,117
ATI Physical Therapy, Inc.*(a) 10,584 10,584
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 12,058
Brookdale Senior Living, Inc.* 27,491 117,387
Cano Health, Inc.*(a) 24,079 208,765
CareMax, Inc.* 10,307 73,077
Castle Biosciences, Inc.*(a) 4,043 105,441
Clover Health Investments
Corp.*(a) 56,449 95,963
Community Health Systems,
Inc.*(a) 23,148 49,768
CorVel Corp.*(a) 1,313 181,759
Covetrus, Inc.* 15,632 326,396
Cross Country Healthcare,
Inc.* 5,442 154,389
DocGo, Inc.* 12,130 120,330

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Health Care Providers & Services
Ensign Group, Inc. (The)(a) 8,080 642,360
Fulgent Genetics, Inc.*(a) 3,500 133,420
Hanger, Inc.* 5,384 100,788
HealthEquity, Inc.* 12,470 837,610
Hims & Hers Health, Inc.* 18,327 102,265
Innovage Holding Corp.*(a) 3,753 22,068
Invitae Corp.*(a) 34,395 84,612
Joint Corp. (The)* 2,797 43,941
LHC Group, Inc.* 4,467 731,069
LifeStance Health Group,
Inc.*(a) 10,989 72,747
ModivCare, Inc.* 1,850 184,408
National HealthCare Corp. 1,811 114,709
National Research Corp. 2,057 81,869
Oncology Institute, Inc.
(The)*(a) 4,774 22,104
OPKO Health, Inc.*(a) 64,803 122,478
Option Care Health, Inc.* 23,363 735,234
Owens & Minor, Inc. 10,779 259,774
P3 Health Partners, Inc.*(a) 3,599 16,627
Patterson Cos., Inc. 13,232 317,833
Pediatrix Medical Group,
Inc.*(a) 12,687 209,462
Pennant Group, Inc. (The)* 3,871 40,297
PetIQ, Inc.* 3,910 26,979
Privia Health Group, Inc.* 6,359 216,587
Progyny, Inc.* 11,188 414,627
R1 RCM, Inc.* 22,385 414,794
RadNet, Inc.* 7,315 148,860
Select Medical Holdings Corp.
(a) 15,540 343,434
Sema4 Holdings Corp.*(a) 22,368 19,628
Surgery Partners, Inc.*(a) 6,350 148,590
US Physical Therapy, Inc.(a) 1,864 141,701
10,462,538
Health Care Technology 0.6%
Allscripts Healthcare Solutions,
Inc.*(a) 15,664 238,563
American Well Corp., Class
A*(a) 34,238 122,914
Babylon Holdings Ltd., Class
A*(a) 15,406 7,276
Computer Programs &
Systems, Inc.* 2,114 58,938
Convey Health Solutions
Holdings, Inc.*(a) 2,425 25,487
Evolent Health, Inc., Class
A*(a) 12,244 439,927
Health Catalyst, Inc.*(a) 8,020 77,794
HealthStream, Inc.* 4,054 86,188
Multiplan Corp.*(a) 59,552 170,319
NextGen Healthcare, Inc.* 9,166 162,238
Nutex Health, Inc.*(a) 5,487 8,230
OptimizeRx Corp.* 2,621 38,843
Pear Therapeutics, Inc.*(a) 7,946 16,210
Phreesia, Inc.* 7,669 195,406
Schrodinger, Inc.*(a) 8,413 210,157
Sharecare, Inc.*(a) 41,361 78,586
Common Stocks
Shares Value ($)
Health Care Technology
Simulations Plus, Inc. 2,525 122,564
2,059,640
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.* 8,663 67,658
Bally's Corp.*(a) 5,175 102,258
Biglari Holdings, Inc., Class B* 109 12,600
BJ's Restaurants, Inc.* 3,284 78,323
Bloomin' Brands, Inc.(a) 13,118 240,453
Bluegreen Vacations Holding
Corp. 1,763 29,125
Bowlero Corp.*(a) 5,504 67,754
Brinker International, Inc.* 6,408 160,072
Century Casinos, Inc.* 3,633 23,832
Cheesecake Factory, Inc.
(The)(a) 7,490 219,307
Chuy's Holdings, Inc.* 3,234 74,964
Cracker Barrel Old Country
Store, Inc. 3,447 319,123
Dave & Buster's
Entertainment, Inc.* 6,266 194,434
Denny's Corp.* 9,025 84,925
Dine Brands Global, Inc.(a) 2,262 143,773
El Pollo Loco Holdings, Inc.* 3,196 28,508
Everi Holdings, Inc.* 12,921 209,579
F45 Training Holdings, Inc.*(a) 4,270 13,194
First Watch Restaurant Group,
Inc.* 1,439 20,837
Full House Resorts, Inc.* 5,321 29,904
Golden Entertainment, Inc.*(a) 3,057 106,659
Hilton Grand Vacations, Inc.* 13,131 431,879
Inspirato, Inc.* 7,701 18,174
Inspired Entertainment, Inc.* 3,133 27,664
International Game
Technology plc 15,017 237,269
Jack in the Box, Inc. 3,119 231,024
Krispy Kreme, Inc.(a) 10,664 122,956
Kura Sushi USA, Inc., Class A* 670 49,299
Life Time Group Holdings,
Inc.*(a) 6,396 62,361
Light & Wonder, Inc.* 14,164 607,352
Lindblad Expeditions Holdings,
Inc.*(a) 4,872 32,935
Monarch Casino & Resort,
Inc.*(a) 1,949 109,417
NEOGAMES SA* 1,917 24,729
Noodles & Co., Class A* 6,632 31,170
ONE Group Hospitality, Inc.
(The)*(a) 3,598 23,891
Papa John's International, Inc.
(a) 4,756 332,968
Portillo's, Inc., Class A*(a) 3,276 64,504
RCI Hospitality Holdings, Inc.
(a) 1,287 84,093
Red Rock Resorts, Inc., Class
A 7,716 264,350
Rush Street Interactive, Inc.* 8,632 31,766
Ruth's Hospitality Group, Inc. 4,848 81,737
SeaWorld Entertainment, Inc.* 6,406 291,537
Shake Shack, Inc., Class A* 5,529 248,694

118 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Sonder Holdings, Inc.*(a) 26,769 44,437
Sweetgreen, Inc., Class A*(a) 13,481 249,399
Target Hospitality Corp.*(a) 4,322 54,544
Texas Roadhouse, Inc. 10,168 887,260
Vacasa, Inc., Class A*(a) 15,719 48,257
Wingstop, Inc.(a) 4,509 565,519
Xponential Fitness, Inc., Class
A* 2,400 43,824
7,530,291
Household Durables 1.5%
Aterian, Inc.*(a) 8,616 10,684
Beazer Homes USA, Inc.* 4,279 41,378
Cavco Industries, Inc.* 1,356 279,011
Century Communities, Inc. 4,313 184,510
Dream Finders Homes, Inc.,
Class A*(a) 2,965 31,429
Ethan Allen Interiors, Inc.(a) 3,271 69,149
GoPro, Inc., Class A*(a) 18,842 92,891
Green Brick Partners, Inc.* 4,355 93,110
Helen of Troy Ltd.*(a) 3,639 350,945
Hovnanian Enterprises, Inc.,
Class A* 776 27,703
Installed Building Products,
Inc. 3,617 292,941
iRobot Corp.*(a) 4,005 225,602
KB Home 12,151 314,954
Landsea Homes Corp.* 1,280 6,106
La-Z-Boy, Inc. 6,338 143,049
Legacy Housing Corp.* 1,495 25,639
LGI Homes, Inc.*(a) 3,035 246,958
Lifetime Brands, Inc. 1,691 11,448
Lovesac Co. (The)* 2,580 52,580
M/I Homes, Inc.* 4,045 146,550
MDC Holdings, Inc.(a) 8,459 231,946
Meritage Homes Corp.* 5,487 385,571
Purple Innovation, Inc.*(a) 10,824 43,837
Skyline Champion Corp.* 7,953 420,475
Snap One Holdings Corp.*(a) 2,953 29,943
Sonos, Inc.*(a) 19,749 274,511
Taylor Morrison Home Corp.,
Class A* 16,218 378,204
Traeger, Inc.* 4,347 12,259
Tri Pointe Homes, Inc.*(a) 14,878 224,807
Tupperware Brands Corp.* 6,999 45,843
Universal Electronics, Inc.* 1,713 33,695
Vizio Holding Corp., Class
A*(a) 10,204 89,183
Vuzix Corp.*(a) 8,846 51,218
Weber, Inc., Class A(a) 4,029 26,470
4,894,599
Household Products 0.3%
Central Garden & Pet Co.* 1,485 53,520
Central Garden & Pet Co.,
Class A* 6,040 206,326
Energizer Holdings, Inc. 9,901 248,911
WD-40 Co. 2,081 365,715
874,472
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.5%
Altus Power, Inc.*(a) 5,927 65,257
Clearway Energy, Inc., Class A 5,125 149,137
Clearway Energy, Inc., Class
C(a) 12,603 401,406
Montauk Renewables, Inc.* 9,475 165,244
Ormat Technologies, Inc.(a) 6,876 592,711
Sunnova Energy International,
Inc.*(a) 14,877 328,484
1,702,239
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 3,942 87,118
Insurance 2.0%
Ambac Financial Group,
Inc.*(a) 6,726 85,757
American Equity Investment
Life Holding Co. 10,691 398,667
AMERISAFE, Inc. 3,060 142,994
Argo Group International
Holdings Ltd. 4,705 90,618
Bright Health Group, Inc.*(a) 27,312 28,678
BRP Group, Inc., Class A* 9,035 238,072
CNO Financial Group, Inc. 17,824 320,297
Crawford & Co., Class A 2,944 16,899
Donegal Group, Inc., Class A 3,095 41,752
eHealth, Inc.* 3,787 14,807
Employers Holdings, Inc. 3,719 128,268
Enstar Group Ltd.* 1,728 293,052
Genworth Financial, Inc.,
Class A* 66,204 231,714
Goosehead Insurance, Inc.,
Class A* 2,786 99,293
Greenlight Capital Re Ltd.,
Class A*(a) 3,637 27,059
HCI Group, Inc.(a) 1,022 40,062
Hippo Holdings, Inc.*(a) 2,276 42,174
Horace Mann Educators Corp. 5,449 192,295
Investors Title Co. 216 30,456
James River Group Holdings
Ltd. 4,775 108,918
Kinsale Capital Group, Inc.(a) 3,273 835,990
Lemonade, Inc.*(a) 7,413 157,007
MBIA, Inc.* 7,171 65,973
Mercury General Corp.(a) 4,418 125,560
National Western Life Group,
Inc., Class A 398 67,978
NI Holdings, Inc.* 1,529 20,428
Oscar Health, Inc., Class A* 17,870 89,171
Palomar Holdings, Inc.* 3,595 300,974
ProAssurance Corp. 7,170 139,887
RLI Corp. 5,988 613,052
Root, Inc., Class A*(a) 1,097 8,644
Safety Insurance Group, Inc.
(a) 1,931 157,492
Selective Insurance Group,
Inc. 9,131 743,263
Selectquote, Inc.* 18,396 13,429
SiriusPoint Ltd.* 12,133 60,058

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 3,485 152,086
Tiptree, Inc. 4,538 48,829
Trean Insurance Group,
Inc.*(a) 3,288 11,179
Trupanion, Inc.*(a) 6,003 356,758
United Fire Group, Inc.(a) 3,036 87,224
Universal Insurance Holdings,
Inc. 3,617 35,628
6,662,442
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.
(The)*(a) 1,604 21,012
Bumble, Inc., Class A*(a) 13,236 284,442
Cargurus, Inc.* 15,753 223,220
Cars.com, Inc.* 10,223 117,564
DHI Group, Inc.* 6,050 32,549
Eventbrite, Inc., Class A*(a) 11,154 67,816
EverQuote, Inc., Class A*(a) 2,800 19,096
fuboTV, Inc.*(a) 26,720 94,856
Leafly Holdings, Inc.*(a) 1,060 720
MediaAlpha, Inc., Class A*(a) 3,888 34,020
Outbrain, Inc.*(a) 5,650 20,623
QuinStreet, Inc.* 7,742 81,291
Shutterstock, Inc.(a) 3,597 180,461
TrueCar, Inc.* 15,479 23,373
Vimeo, Inc.* 21,515 86,060
Vinco Ventures, Inc.*(a) 41,103 38,275
Wejo Group Ltd.*(a) 4,720 5,145
Yelp, Inc.*(a) 10,416 353,207
Ziff Davis, Inc.* 6,926 474,292
ZipRecruiter, Inc., Class A* 12,601 207,917
2,365,939
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A* 3,626 23,533
1stdibs.com, Inc.*(a) 3,895 24,500
aka Brands Holding Corp.*(a) 1,357 1,968
BARK, Inc.*(a) 16,238 29,553
CarParts.com, Inc.* 7,011 36,247
ContextLogic, Inc., Class A*(a) 85,200 62,528
Duluth Holdings, Inc., Class
B*(a) 1,620 11,405
Groupon, Inc.*(a) 2,990 23,800
Lands' End, Inc.* 2,516 19,423
Liquidity Services, Inc.* 3,529 57,381
Lulu's Fashion Lounge
Holdings, Inc.*(a) 2,363 11,012
Overstock.com, Inc.*(a) 6,268 152,626
PetMed Express, Inc.(a) 2,969 57,955
Porch Group, Inc.*(a) 17,426 39,208
Poshmark, Inc., Class A*(a) 7,031 110,176
Quotient Technology, Inc.* 11,856 27,387
Qurate Retail, Inc., Series A 57,914 116,407
RealReal, Inc. (The)*(a) 11,212 16,818
Rent the Runway, Inc., Class
A*(a) 6,610 14,542
Revolve Group, Inc.*(a) 6,027 130,726
RumbleON, Inc., Class B*(a) 1,465 24,788
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Stitch Fix, Inc., Class A* 12,249 48,383
ThredUp, Inc., Class A*(a) 8,306 15,283
Vivid Seats, Inc., Class A(a) 3,500 26,810
Xometry, Inc., Class A*(a) 5,187 294,570
1,377,029
IT Services 2.1%
AvidXchange Holdings, Inc.* 21,761 183,228
BigCommerce Holdings, Inc.,
Series 1* 9,533 141,088
Brightcove, Inc.* 6,532 41,152
Cantaloupe, Inc.*(a) 9,085 31,616
Cass Information Systems,
Inc. 2,292 79,509
Cerberus Cyber Sentinel
Corp.*(a) 6,463 19,066
Conduent, Inc.* 28,448 95,016
Core Scientific, Inc.*(a) 38,493 50,041
CSG Systems International,
Inc.(a) 4,718 249,488
Cyxtera Technologies, Inc.*(a) 6,023 24,574
DigitalOcean Holdings, Inc.*(a) 10,503 379,893
Edgio, Inc.*(a) 21,367 59,400
EVERTEC, Inc. 9,291 291,273
Evo Payments, Inc., Class A* 6,908 230,036
ExlService Holdings, Inc.* 4,888 720,296
Fastly, Inc., Class A*(a) 18,022 165,082
Flywire Corp.* 8,650 198,604
Grid Dynamics Holdings, Inc.* 7,796 146,019
Hackett Group, Inc. (The) 3,974 70,419
I3 Verticals, Inc., Class A* 3,362 67,341
IBEX Holdings Ltd.* 1,124 20,873
Information Services Group,
Inc. 5,028 23,933
International Money Express,
Inc.* 4,733 107,865
Marqeta, Inc., Class A* 66,075 470,454
Maximus, Inc. 9,194 532,057
MoneyGram International,
Inc.* 14,085 146,484
Paya Holdings, Inc.* 13,282 81,153
Payoneer Global, Inc.* 32,007 193,642
Paysafe Ltd.*(a) 51,800 71,484
Perficient, Inc.*(a) 5,194 337,714
PFSweb, Inc.*(a) 2,337 21,781
Priority Technology Holdings,
Inc.*(a) 2,909 13,120
Rackspace Technology,
Inc.*(a) 8,766 35,765
Remitly Global, Inc.* 15,559 173,016
Repay Holdings Corp.* 13,056 92,175
Sabre Corp.*(a) 48,403 249,275
SolarWinds Corp.* 8,573 66,441
Squarespace, Inc., Class A*(a) 4,740 101,246
StoneCo Ltd., Class A* 42,123 401,432
TTEC Holdings, Inc. 2,777 123,049
Tucows, Inc., Class A*(a) 1,416 52,973
Unisys Corp.* 9,881 74,602
Verra Mobility Corp.*(a) 21,509 330,593
6,964,268

120 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Leisure Products 0.4%
Acushnet Holdings Corp. 5,070 220,494
AMMO, Inc.*(a) 12,107 35,474
Clarus Corp.(a) 3,557 47,913
Johnson Outdoors, Inc., Class
A 808 41,458
Latham Group, Inc.* 6,923 24,854
Malibu Boats, Inc., Class A* 3,035 145,650
Marine Products Corp. 1,063 8,993
MasterCraft Boat Holdings,
Inc.* 2,803 52,837
Smith & Wesson Brands, Inc. 6,985 72,434
Solo Brands, Inc., Class A*(a) 2,712 10,306
Sturm Ruger & Co., Inc.(a) 2,518 127,889
Topgolf Callaway Brands
Corp.* 21,086 406,116
Vista Outdoor, Inc.* 8,329 202,561
1,396,979
Life Sciences Tools & Services 0.7%
AbCellera Biologics, Inc.*(a) 31,516 311,693
Absci Corp.*(a) 7,740 24,226
Adaptive Biotechnologies
Corp.* 16,561 117,914
Akoya Biosciences, Inc.* 2,084 24,487
Alpha Teknova, Inc.* 1,003 3,350
Berkeley Lights, Inc.* 8,112 23,200
Bionano Genomics, Inc.*(a) 42,779 78,286
Codexis, Inc.*(a) 8,944 54,201
Cytek Biosciences, Inc.*(a) 16,718 246,089
Inotiv, Inc.*(a) 2,544 42,866
MaxCyte, Inc.*(a) 14,522 94,393
Medpace Holdings, Inc.*(a) 3,796 596,617
NanoString Technologies,
Inc.*(a) 6,974 89,058
Nautilus Biotechnology,
Inc.*(a) 6,744 14,297
NeoGenomics, Inc.*(a) 18,437 158,743
Pacific Biosciences of
California, Inc.*(a) 33,570 194,874
Quanterix Corp.* 5,078 55,960
Quantum-Si, Inc.*(a) 12,923 35,538
Science 37 Holdings, Inc.*(a) 8,808 14,181
Seer, Inc.*(a) 7,299 56,494
Singular Genomics Systems,
Inc.*(a) 8,661 21,653
SomaLogic, Inc.* 22,658 65,708
2,323,828
Machinery 3.6%
Alamo Group, Inc. 1,496 182,916
Albany International Corp.,
Class A 4,629 364,904
Altra Industrial Motion Corp. 9,868 331,762
Astec Industries, Inc. 3,299 102,896
Barnes Group, Inc. 7,581 218,939
Berkshire Grey, Inc.*(a) 6,967 11,844
Blue Bird Corp.* 2,747 22,937
Chart Industries, Inc.*(a) 5,515 1,016,690
CIRCOR International, Inc.* 2,754 45,413
Columbus McKinnon Corp. 4,071 106,497
Common Stocks
Shares Value ($)
Machinery
Desktop Metal, Inc., Class
A*(a) 39,475 102,240
Douglas Dynamics, Inc. 3,226 90,393
Energy Recovery, Inc.*(a) 8,221 178,725
Enerpac Tool Group Corp.*(a) 8,241 146,937
EnPro Industries, Inc. 3,222 273,806
ESCO Technologies, Inc. 3,996 293,466
Evoqua Water Technologies
Corp.* 17,692 585,074
Fathom Digital Manufacturing
C*(a) 1,466 2,976
Federal Signal Corp. 9,046 337,597
Franklin Electric Co., Inc. 6,954 568,211
Gorman-Rupp Co. (The) 3,218 76,556
Greenbrier Cos., Inc. (The)(a) 5,102 123,826
Helios Technologies, Inc. 4,759 240,805
Hillenbrand, Inc.(a) 10,365 380,603
Hillman Solutions Corp.* 19,888 149,956
Hydrofarm Holdings Group,
Inc.*(a) 7,269 14,102
Hyliion Holdings Corp.*(a) 20,015 57,443
Hyster-Yale Materials
Handling, Inc. 1,524 32,781
Hyzon Motors, Inc.*(a) 12,422 21,117
John Bean Technologies Corp.
(a) 4,831 415,466
Kadant, Inc. 1,771 295,421
Kennametal, Inc. 12,323 253,607
Lightning eMotors, Inc.*(a) 5,539 8,585
Lindsay Corp. 1,611 230,824
Luxfer Holdings plc 4,095 59,378
Manitowoc Co., Inc. (The)* 5,151 39,920
Markforged Holding Corp.*(a) 15,580 30,848
Microvast Holdings, Inc.*(a) 24,127 43,670
Miller Industries, Inc. 1,776 37,811
Mueller Industries, Inc. 8,254 490,618
Mueller Water Products, Inc.,
Class A 22,900 235,183
Nikola Corp.*(a) 45,791 161,184
Omega Flex, Inc.(a) 476 44,087
Proterra, Inc.*(a) 32,669 162,692
Proto Labs, Inc.*(a) 4,371 159,236
RBC Bearings, Inc.*(a) 4,272 887,764
REV Group, Inc. 5,321 58,691
Sarcos Technology and
Robotics Corp.*(a) 20,630 45,799
Shyft Group, Inc. (The) 5,037 102,906
SPX Technologies, Inc.*(a) 6,589 363,845
Standex International Corp. 1,727 141,010
Tennant Co.(a) 2,671 151,072
Terex Corp.(a) 10,002 297,460
Titan International, Inc.* 8,542 103,700
Trinity Industries, Inc. 12,198 260,427
Velo3D, Inc.*(a) 7,977 31,429
Wabash National Corp. 7,309 113,728
Watts Water Technologies,
Inc., Class A 4,032 506,943
Xos, Inc.*(a) 7,742 9,290
11,824,006

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Marine 0.2%
Costamare, Inc. 7,664 68,593
Eagle Bulk Shipping, Inc.(a) 2,033 87,785
Eneti, Inc.(a) 3,238 21,597
Genco Shipping & Trading Ltd. 6,257 78,400
Golden Ocean Group Ltd. 18,165 135,693
Matson, Inc. 5,843 359,461
Safe Bulkers, Inc. 11,382 28,114
779,643
Media 0.9%
AdTheorent Holding Co.,
Inc.*(a) 9,444 20,305
Advantage Solutions, Inc.*(a) 11,435 24,357
AMC Networks, Inc., Class A* 4,490 91,147
Audacy, Inc.* 15,736 6,076
Boston Omaha Corp., Class A* 3,119 71,862
Cardlytics, Inc.*(a) 5,099 47,931
Clear Channel Outdoor
Holdings, Inc.* 56,095 76,850
Cumulus Media, Inc., Class A* 2,615 18,383
Daily Journal Corp.* 190 48,714
Entravision Communications
Corp., Class A 9,139 36,282
EW Scripps Co. (The), Class
A* 8,364 94,262
Gambling.com Group Ltd.*(a) 1,227 9,325
Gannett Co., Inc.* 20,744 31,738
Gray Television, Inc. 12,338 176,680
iHeartMedia, Inc., Class A* 17,896 131,178
Innovid Corp.*(a) 10,221 27,699
Integral Ad Science Holding
Corp.* 5,557 40,233
John Wiley & Sons, Inc., Class
A 6,715 252,215
Loyalty Ventures, Inc.* 2,838 3,434
Magnite, Inc.* 19,637 129,015
PubMatic, Inc., Class A* 6,284 104,503
Scholastic Corp. 4,572 140,635
Sinclair Broadcast Group, Inc.,
Class A 6,223 112,574
Stagwell, Inc.*(a) 13,031 90,565
TechTarget, Inc.*(a) 4,022 238,102
TEGNA, Inc. 33,433 691,394
Thryv Holdings, Inc.* 3,879 88,558
Urban One, Inc.* 2,869 13,411
WideOpenWest, Inc.* 8,087 99,228
2,916,656
Metals & Mining 1.4%
5E Advanced Materials,
Inc.*(a) 5,475 55,626
Alpha Metallurgical Resources,
Inc. 2,517 344,426
Arconic Corp.* 14,830 252,703
ATI, Inc.*(a) 18,751 498,964
Carpenter Technology Corp.(a) 7,501 233,581
Century Aluminum Co.*(a) 9,465 49,975
Coeur Mining, Inc.* 40,110 137,176
Commercial Metals Co. 18,144 643,749
Compass Minerals
International, Inc. 5,115 197,081
Common Stocks
Shares Value ($)
Metals & Mining
Constellium SE* 19,529 198,024
Dakota Gold Corp.*(a) 7,187 21,920
Haynes International, Inc. 1,638 57,527
Hecla Mining Co. 84,493 332,903
Hycroft Mining Holding
Corp.*(a) 21,357 12,910
Ivanhoe Electric, Inc.*(a) 1,326 10,940
Kaiser Aluminum Corp. 2,365 145,093
Materion Corp.(a) 3,031 242,480
Novagold Resources, Inc.* 35,876 168,259
Olympic Steel, Inc.(a) 1,447 33,006
Piedmont Lithium, Inc.*(a) 2,686 143,674
PolyMet Mining Corp.* 3,769 10,855
Ramaco Resources, Inc. 4,661 42,881
Ryerson Holding Corp. 2,953 76,010
Schnitzer Steel Industries,
Inc., Class A 3,801 108,177
SunCoke Energy, Inc. 12,289 71,399
TimkenSteel Corp.* 6,887 103,236
Warrior Met Coal, Inc. 8,010 227,804
Worthington Industries, Inc.(a) 4,663 177,847
4,598,226
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.(a) 2,363 36,154
Angel Oak Mortgage, Inc.(a) 1,703 20,402
Apollo Commercial Real
Estate Finance, Inc.(a) 20,756 172,275
Arbor Realty Trust, Inc.(a) 24,455 281,233
Ares Commercial Real Estate
Corp. 7,418 77,518
ARMOUR Residential REIT,
Inc.(a) 16,821 81,918
Blackstone Mortgage Trust,
Inc., Class A(a) 25,741 600,795
BrightSpire Capital, Inc.(a) 14,427 91,034
Broadmark Realty Capital, Inc.
(a) 18,899 96,574
Chicago Atlantic Real Estate
Finance, Inc. 1,151 16,586
Chimera Investment Corp.(a) 36,139 188,646
Claros Mortgage Trust, Inc.(a) 14,335 168,293
Dynex Capital, Inc.(a) 6,391 74,455
Ellington Financial, Inc.(a) 8,605 97,839
Franklin BSP Realty Trust, Inc.
(a) 12,375 133,279
Granite Point Mortgage Trust,
Inc. 7,976 51,365
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 12,969 388,162
Invesco Mortgage Capital, Inc.
(a) 5,243 58,197
KKR Real Estate Finance
Trust, Inc. 8,423 136,874
Ladder Capital Corp. 17,723 158,798
MFA Financial, Inc. 15,072 117,258
New York Mortgage Trust, Inc.
(a) 55,319 129,446

122 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Nexpoint Real Estate Finance,
Inc. 1,109 16,613
Orchid Island Capital, Inc.(a) 5,035 41,287
PennyMac Mortgage
Investment Trust(a) 13,481 158,806
Ready Capital Corp.(a) 10,997 111,510
Redwood Trust, Inc. 17,425 100,020
TPG RE Finance Trust, Inc. 10,417 72,919
Two Harbors Investment Corp.
(a) 51,179 169,914
3,848,170
Multiline Retail 0.1%
Big Lots, Inc.(a) 4,390 68,528
Dillard's, Inc., Class A(a) 595 162,292
Franchise Group, Inc.(a) 4,106 99,776
330,596
Multi-Utilities 0.5%
Avista Corp.(a) 10,875 402,919
Black Hills Corp.(a) 10,211 691,591
NorthWestern Corp.(a) 8,784 432,875
Unitil Corp. 2,247 104,373
1,631,758
Oil, Gas & Consumable Fuels 4.5%
Aemetis, Inc.*(a) 4,756 29,107
Alto Ingredients, Inc.* 11,167 40,648
Amplify Energy Corp.*(a) 5,047 33,159
Arch Resources, Inc.(a) 2,265 268,629
Archaea Energy, Inc.* 8,874 159,821
Ardmore Shipping Corp.* 4,932 45,029
Battalion Oil Corp.*(a) 611 7,271
Berry Corp. 12,143 91,072
Brigham Minerals, Inc., Class
A 8,010 197,607
California Resources Corp. 11,471 440,831
Callon Petroleum Co.*(a) 7,541 264,010
Centrus Energy Corp., Class
A*(a) 1,261 51,676
Chord Energy Corp.(a) 6,274 858,095
Civitas Resources, Inc.(a) 11,063 634,906
Clean Energy Fuels Corp.*(a) 25,361 135,428
CNX Resources Corp.* 28,069 435,912
Comstock Resources, Inc.* 13,644 235,905
CONSOL Energy, Inc. 5,049 324,752
Crescent Energy Co., Class
A(a) 4,789 64,508
CVR Energy, Inc. 4,713 136,583
Delek US Holdings, Inc. 10,999 298,513
Denbury, Inc.* 7,535 649,969
DHT Holdings, Inc. 21,150 159,894
Dorian LPG Ltd. 4,611 62,571
Earthstone Energy, Inc., Class
A*(a) 6,596 81,263
Empire Petroleum Corp.*(a) 958 12,598
Energy Fuels, Inc.*(a) 23,319 142,712
Equitrans Midstream Corp. 62,007 463,812
Excelerate Energy, Inc., Class
A(a) 2,625 61,425
FLEX LNG Ltd.(a) 4,253 134,692
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Frontline Ltd.(a) 18,885 206,413
Gevo, Inc.*(a) 34,837 79,428
Golar LNG Ltd.*(a) 14,681 365,850
Green Plains, Inc.*(a) 5,719 166,251
Gulfport Energy Corp.*(a) 1,629 143,824
HighPeak Energy, Inc.(a) 997 21,595
International Seaways, Inc.(a) 7,329 257,468
Kinetik Holdings, Inc.(a) 2,929 95,427
Kosmos Energy Ltd.* 68,729 355,329
Laredo Petroleum, Inc.*(a) 2,499 157,062
Magnolia Oil & Gas Corp.,
Class A(a) 25,221 499,628
Matador Resources Co.(a) 16,910 827,237
Murphy Oil Corp.(a) 22,192 780,493
NACCO Industries, Inc., Class
A 573 26,948
NextDecade Corp.*(a) 4,375 26,337
Nordic American Tankers Ltd.
(a) 32,211 86,003
Northern Oil and Gas, Inc.(a) 10,028 274,867
Par Pacific Holdings, Inc.* 7,585 124,470
PBF Energy, Inc., Class A*(a) 14,622 514,110
Peabody Energy Corp.*(a) 17,972 446,065
Permian Resources Corp.*(a) 29,108 197,934
Ranger Oil Corp. 2,836 89,192
REX American Resources
Corp.*(a) 2,466 68,851
Riley Exploration Permian, Inc.
(a) 1,422 26,990
Ring Energy, Inc.*(a) 12,232 28,378
SandRidge Energy, Inc.* 3,038 49,550
Scorpio Tankers, Inc. 7,347 308,868
SFL Corp. Ltd. 16,963 154,533
SilverBow Resources, Inc.*(a) 2,162 58,115
Sitio Royalties Corp.(a) 1,787 39,511
SM Energy Co. 18,215 685,066
Talos Energy, Inc.* 10,536 175,424
Teekay Corp.* 11,342 40,718
Teekay Tankers Ltd., Class A* 3,447 94,930
Tellurian, Inc.*(a) 75,950 181,520
Uranium Energy Corp.*(a) 47,047 164,664
Ur-Energy, Inc.*(a) 28,706 31,290
VAALCO Energy, Inc.(a) 11,219 48,915
Vertex Energy, Inc.*(a) 8,181 50,968
W&T Offshore, Inc.*(a) 13,890 81,395
World Fuel Services Corp. 9,200 215,648
14,769,663
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,493 93,737
Glatfelter Corp. 6,936 21,571
Resolute Forest Products,
Inc.*(a) 6,861 137,220
Sylvamo Corp. 5,207 176,517
429,045
Personal Products 0.7%
Beauty Health Co. (The)*(a) 14,646 172,676
BellRing Brands, Inc.* 19,732 406,677
Edgewell Personal Care Co. 7,855 293,777
elf Beauty, Inc.* 7,405 278,576

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Personal Products
Herbalife Nutrition Ltd.*(a) 15,034 299,026
Honest Co., Inc. (The)* 8,985 31,448
Inter Parfums, Inc. 2,645 199,592
Medifast, Inc. 1,690 183,128
Nature's Sunshine Products,
Inc.* 2,114 17,419
Nu Skin Enterprises, Inc.,
Class A(a) 7,708 257,216
Thorne HealthTech, Inc.*(a) 2,706 12,799
USANA Health Sciences, Inc.* 1,692 94,837
Veru, Inc.*(a) 9,756 112,389
2,359,560
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*(a) 9,972 156,959
Aerie Pharmaceuticals, Inc.* 7,110 107,574
Amneal Pharmaceuticals, Inc.* 15,211 30,726
Amphastar Pharmaceuticals,
Inc.* 5,599 157,332
Amylyx Pharmaceuticals, Inc.* 5,485 154,403
AN2 Therapeutics, Inc.*(a) 791 13,748
ANI Pharmaceuticals, Inc.* 1,857 59,684
Arvinas, Inc.* 7,402 329,315
Atea Pharmaceuticals, Inc.*(a) 10,795 61,423
Athira Pharma, Inc.* 4,871 14,467
Axsome Therapeutics, Inc.*(a) 4,559 203,422
Cara Therapeutics, Inc.* 6,458 60,447
Cassava Sciences, Inc.*(a) 5,835 244,020
CinCor Pharma, Inc.* 3,291 108,011
Collegium Pharmaceutical,
Inc.* 5,081 81,398
Corcept Therapeutics, Inc.*(a) 12,598 323,013
DICE Therapeutics, Inc.*(a) 4,756 96,452
Edgewise Therapeutics,
Inc.*(a) 4,206 41,387
Esperion Therapeutics, Inc.*(a) 10,981 73,573
Evolus, Inc.*(a) 5,022 40,427
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 29,393
Fulcrum Therapeutics, Inc.*(a) 5,418 43,832
Harmony Biosciences
Holdings, Inc.* 3,857 170,826
Innoviva, Inc.*(a) 9,456 109,784
Intra-Cellular Therapies,
Inc.*(a) 13,758 640,160
Liquidia Corp.*(a) 6,752 36,731
Nektar Therapeutics* 29,885 95,632
NGM Biopharmaceuticals,
Inc.*(a) 5,547 72,555
Nuvation Bio, Inc.*(a) 16,468 36,888
Ocular Therapeutix, Inc.* 11,904 49,402
Pacira BioSciences, Inc.* 6,802 361,798
Phathom Pharmaceuticals,
Inc.*(a) 3,549 39,323
Phibro Animal Health Corp.,
Class A 3,214 42,714
Prestige Consumer
Healthcare, Inc.* 7,610 379,206
Provention Bio, Inc.*(a) 9,032 40,644
Common Stocks
Shares Value ($)
Pharmaceuticals
Reata Pharmaceuticals, Inc.,
Class A* 4,511 113,361
Relmada Therapeutics,
Inc.*(a) 4,102 151,856
Revance Therapeutics, Inc.* 11,068 298,836
SIGA Technologies, Inc.(a) 7,082 72,945
Supernus Pharmaceuticals,
Inc.* 7,258 245,683
Tarsus Pharmaceuticals, Inc.* 2,565 43,913
Theravance Biopharma,
Inc.*(a) 9,477 96,097
Theseus Pharmaceuticals,
Inc.*(a) 2,825 16,385
Tricida, Inc.*(a) 4,711 49,371
Ventyx Biosciences, Inc.*(a) 3,363 117,402
Xeris Biopharma Holdings,
Inc.*(a) 18,732 29,222
5,741,740
Professional Services 1.7%
Alight, Inc., Class A* 50,255 368,369
ASGN, Inc.* 7,426 671,088
Atlas Technical Consultants,
Inc.*(a) 2,940 19,551
Barrett Business Services, Inc. 1,012 78,936
CBIZ, Inc.* 7,255 310,369
CRA International, Inc.(a) 1,036 91,935
Exponent, Inc. 7,633 669,185
First Advantage Corp.* 8,868 113,776
Forrester Research, Inc.* 1,648 59,344
Franklin Covey Co.* 1,797 81,566
Heidrick & Struggles
International, Inc. 2,774 72,096
HireRight Holdings Corp.*(a) 3,000 45,780
Huron Consulting Group,
Inc.*(a) 3,083 204,249
ICF International, Inc.(a) 2,744 299,151
Insperity, Inc. 5,487 560,168
Kelly Services, Inc., Class A 5,231 71,089
Kforce, Inc. 3,044 178,531
Korn Ferry 8,219 385,882
Legalzoom.com, Inc.*(a) 14,505 124,308
Planet Labs PBC*(a) 23,330 126,682
Red Violet, Inc.*(a) 1,341 23,226
Resources Connection, Inc. 5,412 97,795
Skillsoft Corp.*(a) 11,485 21,017
Spire Global, Inc.*(a) 17,696 19,112
Sterling Check Corp.*(a) 3,350 59,094
TriNet Group, Inc.* 5,472 389,716
TrueBlue, Inc.* 4,938 94,217
Upwork, Inc.* 18,585 253,128
Willdan Group, Inc.* 1,740 25,769
5,515,129
Real Estate Management & Development 0.7%
American Realty Investors,
Inc.*(a) 366 5,827
Anywhere Real Estate, Inc.*(a) 17,699 143,539
Compass, Inc., Class A* 38,746 89,891
Cushman & Wakefield plc* 23,389 267,804
DigitalBridge Group, Inc. 24,458 305,970

124 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development
Doma Holdings, Inc.*(a) 19,375 8,513
Douglas Elliman, Inc. 11,246 46,109
eXp World Holdings, Inc.(a) 10,272 115,149
Forestar Group, Inc.* 2,702 30,235
FRP Holdings, Inc.* 1,026 55,773
Kennedy-Wilson Holdings, Inc. 18,141 280,460
Marcus & Millichap, Inc. 4,022 131,841
Newmark Group, Inc., Class A 21,915 176,635
Offerpad Solutions, Inc.*(a) 9,659 11,688
RE/MAX Holdings, Inc., Class
A 2,763 52,248
Redfin Corp.*(a) 15,750 91,980
RMR Group, Inc. (The), Class
A 2,293 54,321
Seritage Growth Properties,
Class A*(a) 5,737 51,748
St Joe Co. (The) 5,403 173,058
Stratus Properties, Inc. 834 19,432
Tejon Ranch Co.* 3,212 46,253
Transcontinental Realty
Investors, Inc.*(a) 178 7,182
2,165,656
Road & Rail 0.6%
ArcBest Corp. 3,747 272,519
Bird Global, Inc., Class A*(a) 24,255 8,560
Covenant Logistics Group, Inc. 1,565 44,916
Daseke, Inc.* 5,850 31,648
Heartland Express, Inc. 6,970 99,741
Marten Transport Ltd. 8,779 168,206
PAM Transportation Services,
Inc.* 941 29,133
Saia, Inc.*(a) 3,899 740,810
TuSimple Holdings, Inc., Class
A*(a) 20,598 156,545
Universal Logistics Holdings,
Inc. 1,000 31,720
Werner Enterprises, Inc. 9,862 370,811
1,954,609
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A* 7,214 89,886
Alpha & Omega
Semiconductor Ltd.*(a) 3,286 101,077
Ambarella, Inc.* 5,529 310,619
Amkor Technology, Inc.(a) 15,813 269,612
Atomera, Inc.*(a) 3,914 39,649
Axcelis Technologies, Inc.* 5,083 307,826
AXT, Inc.* 6,108 40,924
CEVA, Inc.* 3,403 89,261
Cohu, Inc.* 7,168 184,791
Credo Technology Group
Holding Ltd.* 13,786 151,646
CyberOptics Corp.* 1,267 68,139
Diodes, Inc.* 6,578 426,978
FormFactor, Inc.* 11,613 290,906
Ichor Holdings Ltd.* 4,134 100,084
Impinj, Inc.*(a) 3,085 246,892
indie Semiconductor, Inc.,
Class A* 14,966 109,551
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Kulicke & Soffa Industries, Inc.
(a) 8,619 332,090
MACOM Technology Solutions
Holdings, Inc.* 7,414 383,971
MaxLinear, Inc.* 10,469 341,499
Onto Innovation, Inc.* 7,313 468,398
PDF Solutions, Inc.* 4,482 109,943
Photronics, Inc.* 8,616 125,966
Power Integrations, Inc. 8,565 550,901
Rambus, Inc.* 16,767 426,217
Rigetti Computing, Inc.*(a) 4,535 8,526
Rockley Photonics Holdings
Ltd.*(a) 14,422 10,241
Semtech Corp.* 9,416 276,925
Silicon Laboratories, Inc.* 5,126 632,753
SiTime Corp.*(a) 2,499 196,746
SkyWater Technology, Inc.*(a) 1,581 12,095
SMART Global Holdings,
Inc.*(a) 7,403 117,486
Synaptics, Inc.* 5,966 590,694
Transphorm, Inc.*(a) 3,034 15,261
Ultra Clean Holdings, Inc.* 6,682 172,061
Veeco Instruments, Inc.* 7,946 145,571
7,745,185
Software 4.8%
8x8, Inc.*(a) 16,289 56,197
A10 Networks, Inc. 9,944 131,957
ACI Worldwide, Inc.* 16,971 354,694
Agilysys, Inc.* 2,917 161,456
Alarm.com Holdings, Inc.*(a) 7,098 460,376
Alkami Technology, Inc.*(a) 5,075 76,379
Altair Engineering, Inc., Class
A*(a) 7,895 349,117
American Software, Inc., Class
A 5,993 91,813
Amplitude, Inc., Class A*(a) 8,408 130,072
Appfolio, Inc., Class A* 2,807 293,949
Appian Corp., Class A*(a) 5,862 239,345
Applied Blockchain, Inc.*(a) 299 508
Arteris, Inc.*(a) 2,394 15,944
Asana, Inc., Class A*(a) 10,774 239,506
Avaya Holdings Corp.*(a) 18,817 29,919
AvePoint, Inc.*(a) 18,223 73,074
Benefitfocus, Inc.* 4,082 25,921
Blackbaud, Inc.* 7,054 310,799
Blackline, Inc.*(a) 8,356 500,524
Blend Labs, Inc., Class A*(a) 32,202 71,166
Box, Inc., Class A* 21,057 513,580
BTRS Holdings, Inc., Class
1*(a) 14,500 134,270
C3.ai, Inc., Class A*(a) 10,209 127,613
Cerence, Inc.*(a) 6,536 102,942
ChannelAdvisor Corp.* 4,063 92,068
Cipher Mining, Inc.*(a) 5,528 6,965
Cleanspark, Inc.*(a) 6,475 20,591
Clear Secure, Inc., Class A*(a) 9,093 207,866
CommVault Systems, Inc.* 6,740 357,490
Consensus Cloud Solutions,
Inc.* 2,365 111,864

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Software
Couchbase, Inc.*(a) 3,749 53,498
CS Disco, Inc.* 3,146 31,460
Cvent Holding Corp.*(a) 6,734 35,353
Digimarc Corp.*(a) 2,116 28,672
Digital Turbine, Inc.*(a) 14,373 207,115
Domo, Inc., Class B* 4,370 78,616
Duck Creek Technologies,
Inc.* 11,443 135,600
E2open Parent Holdings,
Inc.*(a) 31,125 188,929
Ebix, Inc.(a) 3,866 73,338
eGain Corp.* 3,411 25,071
Enfusion, Inc., Class A*(a) 3,603 44,461
EngageSmart, Inc.* 5,284 109,326
Envestnet, Inc.* 7,094 314,974
Everbridge, Inc.*(a) 5,878 181,513
EverCommerce, Inc.*(a) 4,548 49,710
ForgeRock, Inc., Class A*(a) 4,561 66,271
Greenidge Generation
Holdings, Inc.*(a) 1,302 2,604
Instructure Holdings, Inc.*(a) 2,448 54,541
Intapp, Inc.* 1,876 35,025
InterDigital, Inc. 4,639 187,508
IronNet, Inc.*(a) 9,171 6,319
Kaleyra, Inc.*(a) 4,171 4,046
KnowBe4, Inc., Class A* 10,806 224,873
Latch, Inc.*(a) 25,724 24,530
LivePerson, Inc.*(a) 10,625 100,088
LiveRamp Holdings, Inc.* 10,466 190,063
LiveVox Holdings, Inc.*(a) 4,142 12,219
Marathon Digital Holdings,
Inc.*(a) 16,133 172,784
Matterport, Inc.*(a) 36,076 136,728
MeridianLink, Inc.*(a) 3,451 56,182
MicroStrategy, Inc., Class
A*(a) 1,439 305,442
Mitek Systems, Inc.*(a) 6,057 55,482
Model N, Inc.* 5,364 183,610
Momentive Global, Inc.* 19,529 113,463
N-able, Inc.*(a) 10,323 95,281
NextNav, Inc.*(a) 10,277 27,645
Olo, Inc., Class A*(a) 13,378 105,686
ON24, Inc.* 5,886 51,797
OneSpan, Inc.* 6,006 51,712
PagerDuty, Inc.*(a) 12,439 286,968
Ping Identity Holding Corp.* 11,836 332,237
Progress Software Corp. 6,512 277,086
PROS Holdings, Inc.*(a) 6,132 151,460
Q2 Holdings, Inc.* 8,185 263,557
Qualys, Inc.* 5,816 810,692
Rapid7, Inc.*(a) 8,867 380,394
Rimini Street, Inc.* 6,988 32,564
Riot Blockchain, Inc.*(a) 19,601 137,403
Sapiens International Corp.
NV(a) 4,503 86,368
SecureWorks Corp., Class A* 1,886 15,182
ShotSpotter, Inc.* 1,386 39,861
Sprout Social, Inc., Class A* 6,740 408,983
SPS Commerce, Inc.* 5,466 679,041
Sumo Logic, Inc.* 15,857 118,928
Common Stocks
Shares Value ($)
Software
Telos Corp.* 8,915 79,254
Tenable Holdings, Inc.* 16,544 575,731
Terawulf, Inc.*(a) 3,452 4,350
Upland Software, Inc.* 3,961 32,203
UserTesting, Inc.*(a) 6,694 26,240
Varonis Systems, Inc.* 16,084 426,548
Verint Systems, Inc.* 9,707 325,961
Veritone, Inc.*(a) 5,268 29,659
Viant Technology, Inc., Class
A*(a) 2,617 11,018
Weave Communications,
Inc.*(a) 4,103 20,720
WM Technology, Inc.* 17,903 28,824
Workiva, Inc.* 7,254 564,361
Xperi Holding Corp. 16,113 227,838
Yext, Inc.* 17,634 78,648
Zeta Global Holdings Corp.,
Class A*(a) 17,748 117,314
Zuora, Inc., Class A* 18,818 138,877
15,817,770
Specialty Retail 2.3%
Aaron's Co., Inc. (The) 4,226 41,077
Abercrombie & Fitch Co.,
Class A* 7,463 116,050
Academy Sports & Outdoors,
Inc.(a) 12,437 524,593
American Eagle Outfitters, Inc.
(a) 23,725 230,844
America's Car-Mart, Inc.* 1,076 65,658
Arko Corp.(a) 12,294 115,441
Asbury Automotive Group,
Inc.* 3,355 506,941
Bed Bath & Beyond, Inc.*(a) 11,592 70,595
Big 5 Sporting Goods Corp.(a) 3,349 35,968
Boot Barn Holdings, Inc.* 4,616 269,851
Buckle, Inc. (The) 4,381 138,702
Build-A-Bear Workshop, Inc. 2,007 26,753
Caleres, Inc. 5,540 134,179
Camping World Holdings, Inc.,
Class A(a) 5,706 144,476
Cato Corp. (The), Class A 2,624 25,033
Chico's FAS, Inc.*(a) 20,466 99,055
Children's Place, Inc. (The)* 1,935 59,772
Citi Trends, Inc.* 1,148 17,806
Conn's, Inc.* 1,603 11,349
Container Store Group, Inc.
(The)* 5,148 25,225
Designer Brands, Inc., Class A 8,662 132,615
Destination XL Group, Inc.* 8,455 45,826
EVgo, Inc.*(a) 10,397 82,240
Express, Inc.* 9,089 9,907
Foot Locker, Inc.(a) 12,292 382,650
Genesco, Inc.*(a) 1,978 77,775
Group 1 Automotive, Inc. 2,309 329,887
GrowGeneration Corp.*(a) 7,870 27,545
Guess?, Inc.(a) 4,817 70,665
Haverty Furniture Cos., Inc. 2,220 55,278
Hibbett, Inc.(a) 1,935 96,382
JOANN, Inc.(a) 1,605 10,625

126 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
LL Flooring Holdings, Inc.* 4,458 30,894
MarineMax, Inc.* 3,049 90,830
Monro, Inc. 4,902 213,041
Murphy USA, Inc. 3,256 895,107
National Vision Holdings,
Inc.*(a) 11,826 386,119
ODP Corp. (The)* 6,279 220,707
OneWater Marine, Inc., Class
A* 1,715 51,639
Party City Holdco, Inc.*(a) 14,742 23,292
Rent-A-Center, Inc. 7,811 136,771
Sally Beauty Holdings, Inc.* 16,694 210,344
Shoe Carnival, Inc. 2,681 57,481
Signet Jewelers Ltd. 6,903 394,783
Sleep Number Corp.*(a) 3,210 108,530
Sonic Automotive, Inc., Class
A(a) 2,847 123,275
Sportsman's Warehouse
Holdings, Inc.* 6,151 51,053
Tile Shop Holdings, Inc. 5,149 18,124
Tilly's, Inc., Class A 3,024 20,926
Torrid Holdings, Inc.*(a) 1,699 7,085
TravelCenters of America,
Inc.* 1,841 99,285
Urban Outfitters, Inc.*(a) 9,764 191,863
Volta, Inc.*(a) 17,289 20,920
Warby Parker, Inc., Class A*(a) 12,417 165,643
Winmark Corp. 430 93,026
Zumiez, Inc.* 2,214 47,667
7,639,168
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 18,846 150,391
Avid Technology, Inc.*(a) 5,313 123,580
CompoSecure, Inc.*(a) 1,176 5,892
Corsair Gaming, Inc.*(a) 5,421 61,528
Diebold Nixdorf, Inc.* 10,536 25,708
Eastman Kodak Co.*(a) 8,087 37,119
IonQ, Inc.*(a) 18,047 91,498
Super Micro Computer, Inc.* 6,964 383,508
Turtle Beach Corp.* 2,558 17,446
Xerox Holdings Corp. 17,073 223,315
1,119,985
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc., Class A*(a) 17,437 53,008
Crocs, Inc.* 9,110 625,492
Ermenegildo Zegna NV 6,692 71,939
Fossil Group, Inc.* 6,867 23,485
G-III Apparel Group Ltd.* 6,462 96,607
Kontoor Brands, Inc.(a) 8,357 280,879
Movado Group, Inc.(a) 2,318 65,321
Oxford Industries, Inc. 2,270 203,801
PLBY Group, Inc.*(a) 4,761 19,187
Rocky Brands, Inc. 914 18,335
Steven Madden Ltd. 11,959 318,946
Superior Group of Cos., Inc. 1,903 16,899
Unifi, Inc.*(a) 2,115 20,114
Wolverine World Wide, Inc. 11,638 179,109
1,993,122
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.* 8,603 294,481
Blue Foundry Bancorp*(a) 4,206 46,897
Bridgewater Bancshares, Inc.* 3,221 53,050
Capitol Federal Financial, Inc.
(a) 17,391 144,345
Columbia Financial, Inc.*(a) 5,253 110,996
Enact Holdings, Inc.(a) 4,560 101,095
Essent Group Ltd. 16,447 573,507
Federal Agricultural Mortgage
Corp., Class C 1,473 146,033
Finance of America Cos., Inc.,
Class A*(a) 7,374 10,914
Flagstar Bancorp, Inc. 6,806 227,320
Greene County Bancorp, Inc.
(a) 704 40,318
Hingham Institution for
Savings 213 53,486
Home Bancorp, Inc.(a) 1,225 47,763
Home Point Capital, Inc.(a) 1,076 1,657
Kearny Financial Corp. 10,557 112,115
Luther Burbank Corp. 2,947 34,244
Merchants Bancorp 2,485 57,329
Mr. Cooper Group, Inc.* 10,610 429,705
NMI Holdings, Inc., Class A* 13,003 264,871
Northfield Bancorp, Inc. 6,407 91,684
PennyMac Financial Services,
Inc.(a) 4,341 186,229
Pioneer Bancorp, Inc.*(a) 2,248 21,401
Provident Bancorp, Inc. 2,573 36,820
Provident Financial Services,
Inc. 9,911 193,264
Radian Group, Inc. 24,116 465,198
Southern Missouri Bancorp,
Inc.(a) 1,437 73,330
Sterling Bancorp, Inc.* 2,422 14,605
TrustCo Bank Corp. 2,520 79,178
Velocity Financial, Inc.*(a) 1,120 12,141
Walker & Dunlop, Inc.(a) 4,708 394,201
Waterstone Financial, Inc. 3,461 55,930
WSFS Financial Corp. 8,532 396,397
4,770,504
Tobacco 0.1%
22nd Century Group, Inc.*(a) 22,706 21,055
Turning Point Brands, Inc. 2,182 46,324
Universal Corp.(a) 3,498 161,048
Vector Group Ltd. 22,544 198,613
427,040
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc. 3,211 35,353
Applied Industrial
Technologies, Inc. 5,781 594,171
Beacon Roofing Supply,
Inc.*(a) 7,757 424,463
BlueLinx Holdings, Inc.* 1,371 85,139
Boise Cascade Co.(a) 6,081 361,576
Custom Truck One Source,
Inc.*(a) 9,095 53,024
Distribution Solutions Group,
Inc.* 778 21,916

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Trading Companies & Distributors
DXP Enterprises, Inc.* 2,154 51,007
GATX Corp. 5,352 455,723
Global Industrial Co. 1,904 51,084
GMS, Inc.* 6,325 253,063
H&E Equipment Services, Inc. 4,680 132,631
Herc Holdings, Inc. 3,879 402,951
Hudson Technologies, Inc.*(a) 8,010 58,874
Karat Packaging, Inc.*(a) 1,070 17,109
McGrath RentCorp 3,537 296,613
MRC Global, Inc.* 12,007 86,330
NOW, Inc.* 16,151 162,318
Rush Enterprises, Inc., Class A 6,252 274,213
Rush Enterprises, Inc., Class
B 1,004 48,101
Textainer Group Holdings Ltd. 6,791 182,406
Titan Machinery, Inc.* 2,890 81,672
Transcat, Inc.* 1,047 79,248
Triton International Ltd. 9,304 509,208
Veritiv Corp.* 2,094 204,730
4,922,923
Water Utilities 0.4%
American States Water Co. 5,604 436,832
Artesian Resources Corp.,
Class A 1,086 52,258
California Water Service
Group 8,169 430,425
Global Water Resources, Inc. 2,173 25,489
Middlesex Water Co. 2,256 174,163
Pure Cycle Corp.* 3,202 26,737
SJW Group 4,149 238,982
York Water Co. (The) 2,067 79,435
1,464,321
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 4,739 57,437
KORE Group Holdings,
Inc.*(a) 4,965 9,483
Shenandoah
Telecommunications Co.(a) 7,277 123,854
Telephone & Data Systems,
Inc. 15,032 208,945
United States Cellular Corp.* 2,307 60,051
459,770
Total Common Stocks
(cost $293,701,993) 327,426,510
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 100
100
Rights
Number of
Rights
Value ($)
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 7,758 0
Total Rights
(cost $6,480) 100
Repurchase Agreements 8.4%
Principal
Amount ($)
Bank of America NA,
3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $10,002,542,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $10,200,000.(b) 10,000,000 10,000,000
BofA Securities, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$1,233,845, collateralized
by U.S. Government
Agency Securities,
ranging from 2.50%
- 3.00%, maturing
6/20/2051 - 3/20/2052;
total market value
$1,258,202.(b) 1,233,531 1,233,531
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$7,450,914, collateralized
by U.S. Government
Agency Securities,
ranging from 0.88% -
8.00%, maturing 4/1/2023
- 7/20/2072; total market
value $7,598,001.(b) 7,449,021 7,449,021
Credit Suisse AG,
2.97%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$3,000,743, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$3,060,758.(b) 3,000,000 3,000,000

128 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
3.05%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$4,262,701, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$4,348,958.(b) 4,261,617 4,261,617
Pershing LLC,
3.08%, dated 9/30/2022,
due 10/3/2022,
repurchase price
$2,000,514, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $27,944,169) 27,944,169
Total Investments
(cost $321,652,642) — 107.1% 355,370,779
Liabilities in excess of other assets — (7.1)% (23,519,886)
NET ASSETS — 100.0%
$ 331,850,893
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $94,614,025, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,944,169 and by
$69,734,693 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/6/2022 –
5/15/2052, a total value of $97,678,862.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$27,944,169.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 129
Futures contracts outstanding as of September 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 61 12/2022 USD 5,092,890 (32,866)
Net contracts (32,866)
As of September 30, 2022, the Fund had $347,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

130 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 131
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,802,242 $ – $ – $ 2,802,242
Air Freight & Logistics 1,354,526 – – 1,354,526
Airlines 1,057,424 – – 1,057,424
Auto Components 4,313,798 – – 4,313,798
Automobiles 651,190 – – 651,190
Banks 33,001,515 – – 33,001,515
Beverages 1,842,187 – – 1,842,187
Biotechnology 27,425,995 – – 27,425,995
Building Products 4,143,187 – – 4,143,187
Capital Markets 4,986,059 – – 4,986,059
Chemicals 6,763,953 – – 6,763,953
Commercial Services & Supplies 4,445,976 – – 4,445,976
Communications Equipment 2,973,207 – – 2,973,207
Construction & Engineering 4,810,437 – – 4,810,437
Construction Materials 459,631 – – 459,631
Consumer Finance 2,183,680 – – 2,183,680
Containers & Packaging 893,380 – – 893,380
Distributors 121,845 – – 121,845
Diversified Consumer Services 3,264,084 – – 3,264,084
Diversified Financial Services 918,915 – – 918,915
Diversified Telecommunication Services 2,082,954 – – 2,082,954
Electric Utilities 2,375,401 – – 2,375,401
Electrical Equipment 4,596,382 – – 4,596,382
Electronic Equipment, Instruments &
Components 7,527,789 – – 7,527,789
Energy Equipment & Services 5,285,000 – – 5,285,000
Entertainment 1,020,145 – – 1,020,145
Equity Real Estate Investment Trusts (REITs) 18,630,763 – – 18,630,763
Food & Staples Retailing 1,841,355 – – 1,841,355
Food Products 3,956,518 – – 3,956,518
Gas Utilities 4,064,284 – – 4,064,284
Health Care Equipment & Supplies 13,707,061 – – 13,707,061
Health Care Providers & Services 10,462,538 – – 10,462,538
Health Care Technology 2,059,640 – – 2,059,640
Hotels, Restaurants & Leisure 7,530,291 – – 7,530,291
Household Durables 4,894,599 – – 4,894,599
Household Products 874,472 – – 874,472
Independent Power and Renewable
Electricity Producers 1,702,239 – – 1,702,239
Industrial Conglomerates 87,118 – – 87,118
Insurance 6,662,442 – – 6,662,442
Interactive Media & Services 2,365,939 – – 2,365,939
Internet & Direct Marketing Retail 1,377,029 – – 1,377,029
IT Services 6,964,268 – – 6,964,268
Leisure Products 1,396,979 – – 1,396,979
Life Sciences Tools & Services 2,323,828 – – 2,323,828
Machinery 11,824,006 – – 11,824,006
Marine 779,643 – – 779,643
Media 2,916,656 – – 2,916,656
Metals & Mining 4,598,226 – – 4,598,226
Mortgage Real Estate Investment Trusts
(REITs) 3,848,170 – – 3,848,170
Multiline Retail 330,596 – – 330,596
Multi-Utilities 1,631,758 – – 1,631,758
Oil, Gas & Consumable Fuels 14,769,663 – – 14,769,663
Paper & Forest Products 429,045 – – 429,045
Personal Products 2,359,560 – – 2,359,560
Pharmaceuticals 5,741,740 – – 5,741,740

132 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ 5,515,129 $ – $ – $ 5,515,129
Real Estate Management & Development 2,165,656 – – 2,165,656
Road & Rail 1,954,609 – – 1,954,609
Semiconductors & Semiconductor
Equipment 7,745,185 – – 7,745,185
Software 15,817,770 – – 15,817,770
Specialty Retail 7,639,168 – – 7,639,168
Technology Hardware, Storage & Peripherals 1,119,985 – – 1,119,985
Textiles, Apparel & Luxury Goods 1,993,122 – – 1,993,122
Thrifts & Mortgage Finance 4,770,504 – – 4,770,504
Tobacco 427,040 – – 427,040
Trading Companies & Distributors 4,922,923 – – 4,922,923
Water Utilities 1,464,321 – – 1,464,321
Wireless Telecommunication Services 459,770 – – 459,770
Total Common Stocks $ 327,426,510 $ – $ – $ 327,426,510
Repurchase Agreements – 27,944,169 – 27,944,169
Rights   – 100 – 100
Total Assets $ 327,426,510 $ 27,944,269 $ – $ 355,370,779
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (32,866) $ – $ – $ (32,866)
Total Liabilities $ (32,866) $ – $ – $ (32,866)
Total $ 327,393,644 $ 27,944,269 $ – $ 355,337,913
As of September 30, 2022, the Fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.
Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,176) (1,176)
Change in Unrealized Appreciation/Depreciation 1,176 1,176
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ 1,176 $ 1,176

NVIT Small Cap Index Fund - September 30, 2022 (Unaudited) - Statement of Investments - 133
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (32,866)
Total $ (32,866)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT NS Partners International Focused Growth Fund (Formerly, NVIT AllianzGI International Growth Fund) - September 30, 2022
(Unaudited) - Statement of Investments - 1
Common Stocks 99.5%
Shares Value ($)
AUSTRALIA 8.3%
Biotechnology 3.0%
CSL Ltd. 31,403 5,694,083
Capital Markets 1.4%
Macquarie Group Ltd. 27,042 2,624,290
IT Services 1.7%
Computershare Ltd. 209,645 3,324,804
Oil, Gas & Consumable Fuels 2.2%
Santos Ltd. 907,181 4,108,866
15,752,043
CHINA 5.6%
Beverages 1.9%
Budweiser Brewing Co. APAC Ltd.
Reg. S (a) 1,395,600 3,637,595
Internet & Direct Marketing Retail 2.6%
Alibaba Group Holding Ltd., ADR * 28,758 2,300,352
JD.com, Inc., ADR (b) 50,522 2,541,257
4,841,609
Textiles, Apparel & Luxury Goods 1.1%
Shenzhou International Group
Holdings Ltd. 279,000 2,139,995
10,619,199
DENMARK 4.0%
Pharmaceuticals 4.0%
Novo Nordisk A/S
, Class B
76,762 7,651,176
FAROE ISLANDS 2.3%
Food Products 2.3%
Bakkafrost P/F 108,132 4,282,480
FRANCE 13.5%
Aerospace & Defense 2.3%
Airbus SE 50,593 4,370,844
Beverages 2.1%
Remy Cointreau SA 23,552 3,903,314
IT Services 2.2%
Edenred 92,463 4,249,893
Personal Products 2.5%
L'Oreal SA 15,701 4,999,479
Software 2.0%
Dassault Systemes SE 111,653 3,837,925
Textiles, Apparel & Luxury Goods 2.4%
Hermes International 3,837 4,509,846
25,871,301
GERMANY 2.4%
Insurance 2.4%
Hannover Rueck SE 29,657 4,478,976
HONG KONG 5.3%
Insurance 5.3%
AIA Group Ltd. 593,000 4,923,416
Prudential plc 523,375 5,142,200
10,065,616
INDIA 2.7%
Banks 1.4%
HDFC Bank Ltd., ADR 43,526 2,542,788
Common Stocks
Shares Value ($)
INDIA
Health Care Providers & Services 1.3%
Max Healthcare Institute Ltd. * 501,786 2,510,508
5,053,296
JAPAN 18.2%
Diversified Telecommunication Services 3.1%
Nippon Telegraph & Telephone
Corp. 218,100 5,883,904
Electronic Equipment, Instruments & Components 2.5%
Keyence Corp. 14,400 4,780,843
Health Care Equipment & Supplies 6.6%
Hoya Corp. 42,900 4,124,615
Olympus Corp. 220,200 4,237,932
Terumo Corp. 150,800 4,255,362
12,617,909
Household Durables 2.1%
Sony Group Corp. 62,800 4,041,953
Interactive Media & Services 1.3%
Z Holdings Corp. 976,900 2,538,459
Professional Services 2.6%
Recruit Holdings Co. Ltd. 170,000 4,906,747
34,769,815
NETHERLANDS 5.8%
Entertainment 2.5%
Universal Music Group NV (b) 252,964 4,768,392
Professional Services 3.3%
Wolters Kluwer NV 64,550 6,284,657
11,053,049
NEW ZEALAND 1.6%
Software 1.6%
Xero Ltd. *(b) 68,039 3,126,889
NORWAY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Equinor ASA 125,609 4,143,035
SINGAPORE 1.8%
Banks 1.8%
DBS Group Holdings Ltd. 144,800 3,347,771
SPAIN 5.8%
Diversified Telecommunication Services 2.5%
Cellnex Telecom SA Reg. S (a) 153,523 4,733,324
IT Services 1.9%
Amadeus IT Group SA * 76,762 3,553,232
Specialty Retail 1.4%
Industria de Diseno Textil SA 129,099 2,666,591
10,953,147
SWITZERLAND 6.6%
Chemicals 3.8%
Givaudan SA (Registered) 1,186 3,575,689
Sika AG (Registered) 18,318 3,668,148
7,243,837
Life Sciences Tools & Services 2.8%
Lonza Group AG (Registered) 10,904 5,302,712
12,546,549

2 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT NS Partners International Focused Growth Fund (Formerly,
NVIT AllianzGI International Growth Fund)
Common Stocks
Shares Value ($)
TAIWAN 1.9%
Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 52,271 3,583,700
UNITED KINGDOM 7.4%
Capital Markets 1.5%
London Stock Exchange Group plc 34,892 2,942,216
Pharmaceuticals 2.8%
AstraZeneca plc 47,975 5,275,814
Professional Services 3.1%
Experian plc 200,626 5,881,795
14,099,825
UNITED STATES 4.1%
Food Products 4.1%
Nestle SA (Registered) 72,400 7,839,444
Total Common Stocks
(cost $213,987,736) 189,237,311
Repurchase Agreements 3.8%
Principal
Amount ($)
Bank of America NA, 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase price
$1,588, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
3/20/2042 - 7/20/2047; total
market value $1,619.(c) 1,588 1,588
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022, due
10/3/2022, repurchase price
$7,288,894, collateralized
by U.S. Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $7,432,782.(c) 7,287,041 7,287,041
Total Repurchase Agreements
(cost $7,288,629) 7,288,629
Total Investments
(cost $221,276,365) — 103.3% 196,525,940
Liabilities in excess of other assets — (3.3)% (6,319,684)
NET ASSETS — 100.0%
$ 190,206,256
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $8,370,919 which represents 4.40% of net assets.
(b) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $7,014,010, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,288,629.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$7,288,629.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT NS Partners International Focused Growth Fund (Formerly, NVIT AllianzGI International Growth Fund) - September 30, 2022
(Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT NS Partners International Focused Growth Fund (Formerly,
NVIT AllianzGI International Growth Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 4,370,844 $ – $ 4,370,844
Banks 2,542,788 3,347,771 – 5,890,559
Beverages – 7,540,909 – 7,540,909
Biotechnology – 5,694,083 – 5,694,083
Capital Markets – 5,566,506 – 5,566,506
Chemicals – 7,243,837 – 7,243,837
Diversified Telecommunication Services – 10,617,228 – 10,617,228
Electronic Equipment, Instruments &
Components – 4,780,843 – 4,780,843
Entertainment – 4,768,392 – 4,768,392
Food Products – 12,121,924 – 12,121,924
Health Care Equipment & Supplies – 12,617,909 – 12,617,909
Health Care Providers & Services – 2,510,508 – 2,510,508
Household Durables – 4,041,953 – 4,041,953
Insurance – 14,544,592 – 14,544,592
Interactive Media & Services – 2,538,459 – 2,538,459
Internet & Direct Marketing Retail 4,841,609 – – 4,841,609
IT Services – 11,127,929 – 11,127,929
Life Sciences Tools & Services – 5,302,712 – 5,302,712
Oil, Gas & Consumable Fuels – 8,251,901 – 8,251,901
Personal Products – 4,999,479 – 4,999,479
Pharmaceuticals – 12,926,990 – 12,926,990
Professional Services – 17,073,199 – 17,073,199
Semiconductors & Semiconductor
Equipment 3,583,700 – – 3,583,700
Software – 6,964,814 – 6,964,814
Specialty Retail – 2,666,591 – 2,666,591
Textiles, Apparel & Luxury Goods – 6,649,841 – 6,649,841
Total Common Stocks $ 10,968,097 $ 178,269,214 $ – $ 189,237,311
Repurchase Agreements – 7,288,629 – 7,288,629
Total $ 10,968,097 $ 185,557,843 $ – $ 196,525,940
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 1.2%
Metals & Mining 1.2%
Northern Star Resources Ltd. 497,006 2,505,643
BERMUDA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Teekay Tankers Ltd.
, Class A
* 33,277 916,449
BRAZIL 0.4%
Airlines 0.4%
Azul SA, ADR *(a) 106,293 865,225
CANADA 5.7%
Chemicals 0.7%
Nutrien Ltd. 17,809 1,484,914
Food & Staples Retailing 1.8%
Alimentation Couche-Tard,
Inc. (a) 98,296 3,957,173
Metals & Mining 1.0%
Teck Resources Ltd.
, Class
B
(a) 66,000 2,007,060
Oil, Gas & Consumable Fuels 1.5%
Cameco Corp. 101,789 2,698,427
Vermilion Energy, Inc. (a) 22,782 487,990
3,186,417
Paper & Forest Products 0.7%
West Fraser Timber Co. Ltd.
(a) 18,848 1,363,507
11,999,071
CHINA 0.8%
Water Utilities 0.8%
Guangdong Investment Ltd.
(a) 1,978,000 1,582,646
FINLAND 2.1%
Paper & Forest Products 2.1%
UPM-Kymmene OYJ 140,089 4,451,660
FRANCE 12.4%
Banks 1.8%
BNP Paribas SA 89,723 3,787,867
Biotechnology 0.0%
†
DBV Technologies SA, ADR
*(a) 34,726 61,465
Construction & Engineering 1.4%
Eiffage SA 37,268 2,983,395
Insurance 2.6%
AXA SA 250,960 5,494,707
Multi-Utilities 0.8%
Engie SA 142,357 1,633,382
Oil, Gas & Consumable Fuels 3.6%
TotalEnergies SE 156,328 7,358,345
Pharmaceuticals 2.2%
Sanofi 58,985 4,501,751
25,820,912
GERMANY 4.2%
Automobiles 0.5%
Mercedes-Benz Group AG 21,655 1,107,386
Common Stocks
Shares Value ($)
GERMANY
Chemicals 0.7%
Covestro AG Reg. S (b) 47,219 1,365,189
Machinery 1.1%
Duerr AG 75,369 1,578,210
KION Group AG 32,528 630,309
2,208,519
Multi-Utilities 1.1%
E.ON SE 307,855 2,382,608
Pharmaceuticals 0.6%
Bayer AG (Registered) 28,697 1,324,307
Real Estate Management & Development 0.2%
Aroundtown SA 209,350 461,935
8,849,944
GREECE 0.5%
Banks 0.5%
Piraeus Financial Holdings
SA * 1,025,389 1,024,425
HONG KONG 1.8%
Food Products 1.8%
WH Group Ltd. Reg. S (b) 5,831,877 3,668,517
IRELAND 1.9%
Banks 1.1%
Bank of Ireland Group plc 380,325 2,431,226
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 30,386 33,121
Hotels, Restaurants & Leisure 0.8%
Flutter Entertainment plc *(a) 14,692 1,605,020
4,069,367
ISRAEL 0.9%
Diversified Telecommunication Services 0.9%
Bezeq The Israeli
Telecommunication Corp.
Ltd. 1,213,729 1,985,254
JAPAN 19.6%
Auto Components 0.6%
Koito Manufacturing Co. Ltd. 91,200 1,249,836
Automobiles 1.4%
Toyota Motor Corp. 228,300 2,971,743
Banks 1.6%
Sumitomo Mitsui Financial
Group, Inc. 119,300 3,319,836
Construction & Engineering 0.6%
Kinden Corp. (a) 120,500 1,273,740
Diversified Financial Services 1.9%
ORIX Corp. 282,700 3,975,888
Diversified Telecommunication Services 1.4%
Nippon Telegraph &
Telephone Corp. 106,900 2,883,949
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. (a) 202,300 2,609,162
Equity Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp. 2,271 712,168

6 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 2.2%
MatsukiyoCocokara & Co. (a) 108,100 4,623,405
Health Care Providers & Services 1.1%
Ship Healthcare Holdings,
Inc. 121,500 2,286,102
Insurance 1.2%
Dai-ichi Life Holdings, Inc. 160,600 2,552,825
Machinery 0.4%
Takuma Co. Ltd. (a) 86,900 745,820
Pharmaceuticals 2.1%
Takeda Pharmaceutical Co.
Ltd. (a) 170,200 4,420,461
Professional Services 0.6%
BayCurrent Consulting, Inc. 5,100 1,310,070
Trading Companies & Distributors 3.0%
ITOCHU Corp. (a) 168,400 4,081,323
Marubeni Corp. (a) 220,100 1,932,429
6,013,752
40,948,757
NETHERLANDS 10.6%
Banks 2.7%
ABN AMRO Bank NV, CVA
Reg. S (b) 153,099 1,372,280
ING Groep NV 496,603 4,258,029
5,630,309
Food & Staples Retailing 2.3%
Koninklijke Ahold Delhaize
NV 192,786 4,909,092
Insurance 2.1%
ASR Nederland NV 115,091 4,424,581
Oil, Gas & Consumable Fuels 3.5%
Shell plc 286,930 7,138,904
22,102,886
NORWAY 0.8%
Food Products 0.8%
Leroy Seafood Group ASA 439,901 1,725,684
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.9%
Electronic Equipment, Instruments & Components 2.1%
Venture Corp. Ltd. 383,400 4,366,769
Oil, Gas & Consumable Fuels 0.8%
BW LPG Ltd. Reg. S (b) 229,402 1,662,375
6,029,144
SOUTH AFRICA 0.6%
Metals & Mining 0.6%
Sibanye Stillwater Ltd., ADR
(a) 130,245 1,213,883
SOUTH KOREA 0.9%
Internet & Direct Marketing Retail 0.2%
Hyundai Home Shopping
Network Corp. 13,647 452,890
Common Stocks
Shares Value ($)
SOUTH KOREA
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. 45,672 1,408,538
1,861,428
SPAIN 3.7%
Banks 2.0%
Banco Santander SA 1,777,105 4,130,433
Construction & Engineering 0.7%
ACS Actividades de
Construccion y Servicios
SA 63,009 1,410,079
Electric Utilities 0.9%
Endesa SA 128,346 1,923,933
Energy Equipment & Services 0.1%
Tecnicas Reunidas SA *(a) 52,497 308,137
7,772,582
SWEDEN 0.7%
Entertainment 0.5%
Stillfront Group AB * 491,384 1,047,576
Real Estate Management & Development 0.2%
Samhallsbyggnadsbolaget i
Norden AB (a) 471,175 502,825
1,550,401
SWITZERLAND 2.6%
Pharmaceuticals 2.6%
Novartis AG (Registered) 70,810 5,398,076
TAIWAN 1.1%
Insurance 1.1%
Fubon Financial Holding Co.
Ltd. 1,520,610 2,377,391
UNITED KINGDOM 16.3%
Air Freight & Logistics 0.2%
Royal Mail plc 178,890 364,816
Banks 0.7%
Barclays plc 873,329 1,392,362
Capital Markets 1.5%
TP ICAP Group plc 1,432,666 3,124,092
Diversified Telecommunication Services 2.3%
BT Group plc 1,601,294 2,165,054
Liberty Global plc
, Class C
*(a) 163,941 2,705,026
4,870,080
Energy Equipment & Services 0.2%
John Wood Group plc * 244,798 342,141
Household Durables 0.2%
Crest Nicholson Holdings plc 167,969 342,198
Industrial Conglomerates 1.4%
DCC plc 57,517 2,992,294
Insurance 0.8%
Just Group plc 2,578,078 1,605,970
Oil, Gas & Consumable Fuels 1.9%
BP plc 853,677 4,059,537

NVIT Columbia Overseas Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 0.8%
AstraZeneca plc, ADR (a) 31,017 1,700,972
Tobacco 4.2%
British American Tobacco plc 180,102 6,440,341
Imperial Brands plc 111,307 2,296,907
8,737,248
Wireless Telecommunication Services 2.1%
Vodafone Group plc 3,953,617 4,452,871
33,984,581
UNITED STATES 6.3%
Biotechnology 0.3%
Insmed, Inc. * 19,410 418,091
Sage Therapeutics, Inc. *(a) 5,773 226,071
644,162
Chemicals 0.9%
Livent Corp. *(a) 61,754 1,892,760
Diversified Financial Services 0.8%
Burford Capital Ltd. (a) 217,165 1,628,738
Food Products 0.4%
JBS SA 173,224 806,656
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 91,927 13,789
Oil, Gas & Consumable Fuels 2.0%
Diversified Energy Co. plc
Reg. S 2,322,764 3,352,418
Energy Fuels, Inc. *(a) 128,104 783,996
4,136,414
Pharmaceuticals 1.9%
Jazz Pharmaceuticals plc * 30,046 4,004,831
13,127,350
Total Common Stocks
(cost $213,602,029) 205,831,276
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
iShares MSCI EAFE Value
ETF (a) 13,623 524,894
Total Exchange Traded Fund
(cost $597,283) 524,894
Repurchase Agreements 8.6%
Principal
Amount ($)
Bank of America
NA, 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $4,084,164,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/20/2042 -
7/20/2047; total market
value $4,164,788.(c) 4,083,126 4,083,126
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $7,192,179,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$7,334,158.(c) 7,190,351 7,190,351
Credit Suisse AG, 2.97%,
dated 9/30/2022, due
10/3/2022, repurchase
price $4,391,487,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.25%, maturing
12/31/2022 - 2/15/2046;
total market value
$4,479,317.(c) 4,390,400 4,390,400
MetLife, Inc., 3.05%,
dated 9/30/2022, due
10/3/2022, repurchase
price $284,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 1.75%, maturing
1/12/2023 - 11/15/2047;
total market value
$290,200.(c) 284,372 284,372
Pershing LLC, 3.08%,
dated 9/30/2022, due
10/3/2022, repurchase
price $2,000,514,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.50%, maturing
10/25/2022 - 12/20/2071;
total market value
$2,040,000.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $17,948,249) 17,948,249
Total Investments
(cost $232,147,561) — 107.3% 224,304,419
Liabilities in excess of other assets
— (7.3)% (15,271,111)
NET ASSETS — 100.0%
$ 209,033,308

8 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $28,455,672, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,948,249 and by
$11,871,043 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 10/31/2022 –
11/15/2051, a total value of $29,819,292.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $8,068,361 which represents 3.86% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$17,948,249.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of September 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 8,710,640 CAD 11,270,000 Goldman Sachs International 10/20/2022 552,296
USD 5,872,590 EUR 5,874,000 Goldman Sachs International 10/20/2022 109,304
USD 1,880,588 KRW 2,510,529,000 Goldman Sachs International
**
10/20/2022 125,337
USD 704,883 NOK 6,811,000 Goldman Sachs International 10/20/2022 79,322
USD 2,811,537 TWD 84,810,000 Goldman Sachs International
**
10/20/2022 138,070
Total unrealized appreciation 1,004,329
AUD 18,673,000 USD 13,012,373 Goldman Sachs International 10/20/2022 (1,065,958)
CAD 1,518,000 USD 1,151,263 Goldman Sachs International 10/20/2022 (52,384)
CHF 1,578,000 USD 1,642,913 Goldman Sachs International 10/20/2022 (41,342)
DKK 8,737,000 USD 1,175,307 Goldman Sachs International 10/20/2022 (22,334)
SEK 14,914,000 USD 1,410,107 Goldman Sachs International 10/20/2022 (65,253)
USD 842,882 EUR 865,000 Goldman Sachs International 10/20/2022 (5,815)
Total unrealized depreciation (1,253,086)
Net unrealized depreciation (248,757)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
KRW South Korean won
NOK Norwegian krone
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 364,816 $ – $ 364,816
Airlines 865,225 – – 865,225
Auto Components – 1,249,836 – 1,249,836
Automobiles – 4,079,129 – 4,079,129
Banks – 21,716,458 – 21,716,458
Biotechnology 738,748 – – 738,748
Capital Markets – 3,124,092 – 3,124,092
Chemicals 3,377,674 1,365,189 – 4,742,863
Construction & Engineering – 5,667,214 – 5,667,214
Diversified Financial Services 1,628,738 3,975,888 – 5,604,626
Diversified Telecommunication Services 2,705,026 7,034,257 – 9,739,283
Electric Utilities – 1,923,933 – 1,923,933
Electronic Equipment, Instruments &
Components – 6,975,931 – 6,975,931
Energy Equipment & Services – 650,278 – 650,278
Entertainment – 1,047,576 – 1,047,576
Equity Real Estate Investment Trusts (REITs) – 712,168 – 712,168
Food & Staples Retailing 3,957,173 9,532,497 – 13,489,670
Food Products 806,656 5,394,201 – 6,200,857
Health Care Equipment & Supplies 13,789 – – 13,789
Health Care Providers & Services – 2,286,102 – 2,286,102
Hotels, Restaurants & Leisure – 1,605,020 – 1,605,020
Household Durables – 342,198 – 342,198
Industrial Conglomerates – 2,992,294 – 2,992,294
Insurance – 16,455,474 – 16,455,474
Internet & Direct Marketing Retail – 452,890 – 452,890
Machinery – 2,954,339 – 2,954,339
Metals & Mining 3,220,943 2,505,643 – 5,726,586
Multi-Utilities – 4,015,990 – 4,015,990
Oil, Gas & Consumable Fuels 4,886,862 23,571,579 – 28,458,441
Paper & Forest Products 1,363,507 4,451,660 – 5,815,167
Pharmaceuticals 5,705,803 15,644,595 – 21,350,398
Professional Services – 1,310,070 – 1,310,070
Real Estate Management & Development – 964,760 – 964,760
Textiles, Apparel & Luxury Goods – 1,408,538 – 1,408,538
Tobacco – 8,737,248 – 8,737,248
Trading Companies & Distributors – 6,013,752 – 6,013,752
Water Utilities – 1,582,646 – 1,582,646
Wireless Telecommunication Services – 4,452,871 – 4,452,871
Total Common Stocks $ 29,270,144 $ 176,561,132 $ – $ 205,831,276
Exchange Traded Fund 524,894 – – 524,894
Forward Foreign Currency Contracts – 1,004,329 – 1,004,329
Repurchase Agreements – 17,948,249 – 17,948,249
Total Assets $ 29,795,038 $ 195,513,710 $ – $ 225,308,748
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,253,086) $ – $ (1,253,086)
Total Liabilities $ – $ (1,253,086) $ – $ (1,253,086)
Total $ 29,795,038 $ 194,260,624 $ – $ 224,055,662
As of September 30, 2022, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - September 30, 2022 (Unaudited) - Statement of Investments - 11
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (238,094) (238,094)
Purchases
*
888,472 888,472
Sales — —
Change in Unrealized Appreciation/Depreciation (650,378) (650,378)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ (888,471) $ (888,471)
* Purchases include all purchases of securities and securities received in corporate actions.

12 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2022:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 1,004,329
Total $ 1,004,329
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (1,253,086)
Total $ (1,253,086)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Emerging Markets Fund - September 30, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks 95.6%
Shares Value ($)
ARGENTINA 0.3%
Hotels, Restaurants & Leisure 0.3%
Despegar.com Corp. *(a) 187,142 1,066,709
BRAZIL 5.0%
Banks 1.5%
Banco Bradesco SA, ADR 782,332 2,878,982
Itau Unibanco Holding SA, ADR 745,990 3,856,768
6,735,750
Food & Staples Retailing 0.4%
Atacadao SA 521,899 1,870,162
Interactive Media & Services 0.1%
VTEX
, Class A
*(a) 84,423 312,365
Internet & Direct Marketing Retail 0.8%
MercadoLibre , Inc. * 4,185 3,464,259
Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA, ADR 304,100 3,752,594
Road & Rail 0.6%
Localiza Rent a Car SA 217,452 2,462,603
Software 0.7%
TOTVS SA * 535,322 2,912,622
21,510,355
CHILE 2.1%
Banks 0.9%
Banco Santander Chile 105,789,152 3,696,025
Chemicals 1.2%
Sociedad Quimica y Minera de
Chile SA, ADR 59,300 5,381,475
9,077,500
CHINA 30.0%
Airlines 1.3%
Spring Airlines Co. Ltd.
, Class A
* 739,825 5,400,939
Automobiles 0.7%
NIO, Inc., ADR * 187,500 2,956,875
Banks 0.7%
Postal Savings Bank of China Co.
Ltd.
, Class A
4,728,335 2,965,389
Beverages 1.7%
Kweichow Moutai Co. Ltd.
, Class A
15,300 4,024,466
Kweichow Moutai Co. Ltd.
, Class A
11,600 3,051,229
Diversified Consumer Services 1.1%
China Education Group Holdings
Ltd. Reg. S 6,377,000 4,703,450
Electrical Equipment 2.8%
Contemporary Amperex
Technology Co. Ltd.
, Class A
100,500 5,641,267
NARI Technology Co. Ltd.
, Class A
1,854,253 6,473,300
12,114,567
Entertainment 1.3%
NetEase , Inc. 374,003 5,679,482
Food Products 0.2%
China Mengniu Dairy Co. Ltd. * 240,000 941,364
Common Stocks
Shares Value ($)
CHINA
Health Care Equipment & Supplies 0.9%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
91,800 3,876,311
Household Durables 1.8%
Haier Smart Home Co. Ltd.
, Class
H
1,609,800 4,904,323
Midea Group Co. Ltd.
, Class A
423,872 2,945,243
7,849,566
Interactive Media & Services 4.1%
Kuaishou Technology Reg. S *(b) 134,100 864,095
Tencent Holdings Ltd. 489,100 16,517,885
17,381,980
Internet & Direct Marketing Retail 6.7%
Alibaba Group Holding Ltd. * 2,038,169 20,444,658
JD.com, Inc.
, Class A
296,161 7,478,452
27,923,110
IT Services 0.4%
GDS Holdings Ltd., ADR *(a) 27,117 478,886
Vnet Group, Inc., ADR *(a) 185,651 1,021,081
1,499,967
Life Sciences Tools & Services 0.5%
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 346,000 2,073,040
Machinery 0.9%
Sany Heavy Industry Co. Ltd.
,
Class A
2,006,746 3,924,306
Semiconductors & Semiconductor Equipment 1.4%
LONGi Green Energy Technology
Co. Ltd.
, Class A
870,043 5,843,597
Silergy Corp. 24,000 314,601
6,158,198
Software 2.0%
Shanghai Baosight Software Co.
Ltd.
, Class A
1,656,388 8,585,669
Textiles, Apparel & Luxury Goods 0.8%
Shenzhou International Group
Holdings Ltd. 467,500 3,585,834
Water Utilities 0.7%
Guangdong Investment Ltd. 3,610,000 2,888,449
127,584,191
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 686,003
GREECE 1.4%
Hotels, Restaurants & Leisure 1.1%
OPAP SA 409,003 4,912,222
Industrial Conglomerates 0.3%
Mytilineos SA 91,499 1,242,849
6,155,071
HONG KONG 3.0%
Insurance 3.0%
AIA Group Ltd. 1,021,800 8,483,553
Prudential plc 435,193 4,275,805
12,759,358

14 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
INDIA 19.9%
Automobiles 0.7%
Maruti Suzuki India Ltd. 28,095 3,043,132
Banks 3.4%
HDFC Bank Ltd. 290,198 5,028,528
HDFC Bank Ltd., ADR 59,262 3,462,086
ICICI Bank Ltd., ADR 291,749 6,117,977
14,608,591
Beverages 2.8%
Varun Beverages Ltd. 931,812 11,919,576
Construction & Engineering 0.6%
Larsen & Toubro Ltd. 112,466 2,534,279
Consumer Finance 0.1%
Cholamandalam Investment and
Finance Co. Ltd. 65,501 584,434
Diversified Financial Services 3.6%
Bajaj Finserv Ltd. 203,710 4,169,058
Housing Development Finance
Corp. Ltd. 395,938 11,025,580
15,194,638
Health Care Providers & Services 2.0%
Max Healthcare Institute Ltd. * 1,716,284 8,586,816
Hotels, Restaurants & Leisure 0.8%
Devyani International Ltd. * 1,435,768 3,425,985
Insurance 0.9%
Star Health & Allied Insurance
Co. Ltd. * 453,664 3,922,654
Personal Products 0.8%
Hindustan Unilever Ltd. 98,215 3,234,756
Real Estate Management & Development 0.5%
Indiabulls Real Estate Ltd. * 2,260,522 2,132,826
Road & Rail 1.2%
Container Corp. of India Ltd. 599,634 5,222,622
Textiles, Apparel & Luxury Goods 0.9%
Titan Co. Ltd. 121,707 3,867,210
Wireless Telecommunication Services 1.6%
Bharti Airtel Ltd. 679,080 6,632,486
84,910,005
INDONESIA 5.5%
Banks 3.0%
Bank Central Asia Tbk . PT 12,872,300 7,185,810
Bank Rakyat Indonesia Persero
Tbk . PT 20,324,900 5,978,984
13,164,794
Chemicals 0.6%
Avia Avian Tbk . PT 47,791,400 2,495,122
Diversified Telecommunication Services 1.9%
Telkom Indonesia Persero Tbk .
PT 27,243,600 7,935,961
23,595,877
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 395,532
Common Stocks
Shares Value ($)
KENYA 0.3%
Wireless Telecommunication Services 0.3%
Safaricom plc 6,563,970 1,358,032
MALAYSIA 1.6%
Banks 1.6%
Public Bank Bhd. 7,294,900 6,632,776
MEXICO 1.3%
Food & Staples Retailing 1.3%
Wal-Mart de Mexico SAB de CV 1,527,500 5,372,170
PERU 0.6%
Banks 0.3%
Credicorp Ltd. 9,459 1,161,565
Food & Staples Retailing 0.3%
InRetail Peru Corp. Reg. S (b) 44,555 1,481,454
2,643,019
PHILIPPINES 1.5%
Food Products 1.0%
Monde Nissin Corp. Reg. S (b) 20,476,600 4,244,956
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp. 591,980 2,312,359
Independent Power and Renewable Electricity Producers
0.0%
†
ACEN Corp. 315,000 30,122
6,587,437
QATAR 0.2%
Banks 0.2%
Qatar National Bank QPSC 146,390 798,883
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR
Reg. S *^∞ 24,424 0
0
Food & Staples Retailing 0.0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 1.0%
Banks 0.4%
Capitec Bank Holdings Ltd. 17,646 1,512,617
Diversified Financial Services 0.6%
FirstRand Ltd. 888,434 2,956,176
4,468,793
SOUTH KOREA 7.0%
Chemicals 1.2%
LG Chem Ltd. 14,080 5,217,697
Electrical Equipment 1.1%
LG Energy Solution Ltd. * 15,902 4,701,138

NVIT Emerging Markets Fund - September 30, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SOUTH KOREA
Personal Products 0.5%
LG H&H Co. Ltd. 4,983 2,185,462
Pharmaceuticals 0.1%
Yuhan Corp. 10,947 412,783
Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc. 47,327 2,715,536
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. 384,969 14,145,042
Samsung Electronics Co. Ltd.
(Preference) 19,061 620,216
14,765,258
29,997,874
SWITZERLAND 0.2%
Airlines 0.2%
Wizz Air Holdings plc Reg. S *(b) 45,598 801,955
TAIWAN 11.7%
Banks 1.7%
CTBC Financial Holding Co. Ltd. 11,310,000 7,035,412
Communications Equipment 0.7%
Accton Technology Corp. 374,541 3,175,929
Food & Staples Retailing 1.1%
President Chain Store Corp. 551,000 4,887,103
Semiconductors & Semiconductor Equipment 8.2%
eMemory Technology, Inc. 57,000 2,012,593
MediaTek , Inc. 174,637 3,039,408
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,248,733 29,557,988
34,609,989
49,708,433
THAILAND 2.7%
Banks 0.8%
Kasikornbank PCL 936,000 3,610,047
Hotels, Restaurants & Leisure 0.4%
Minor International PCL * 2,615,600 1,828,387
Oil, Gas & Consumable Fuels 1.0%
PTT Exploration & Production
PCL 917,975 3,894,281
Specialty Retail 0.5%
Home Product Center PCL 5,532,300 1,967,201
11,299,916
Total Common Stocks
(cost $516,985,473) 407,409,889
Rights 0.0%
†
Number of
Rights
BRAZIL 0.0%
†
Road & Rail 0.0%
†
Localiza Rent a Car SA, expiring
10/31/22* 667 1,360
Total Rights
(cost $–) 1,360
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.05%, dated 9/30/2022, due
10/3/2022, repurchase price
$466,159, collateralized by
U.S. Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072; total
market value $475,361.(c) 466,040 466,040
Total Repurchase Agreement
(cost $466,040) 466,040
Total Investments
(cost $517,451,513) — 95.7% 407,877,289
Other assets in excess of liabilities — 4.3% 18,356,717
NET ASSETS — 100.0%
$ 426,234,006
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $458,009, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $466,040 and by $337 of
collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity
dates ranging from 12/15/2022 – 11/15/2051, a total value of
$466,377.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $9,465,500 which represents 2.22% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was $466,040.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

16 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Emerging Markets Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Emerging Markets Fund - September 30, 2022 (Unaudited) - Statement of Investments - 17
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 6,202,894 $ – $ 6,202,894
Automobiles 2,956,875 3,043,132 – 6,000,007
Banks 21,173,403 40,748,446 – 61,921,849
Beverages – 18,995,271 – 18,995,271
Chemicals 5,381,475 7,712,819 – 13,094,294
Communications Equipment – 3,175,929 – 3,175,929
Construction & Engineering – 2,534,279 – 2,534,279
Consumer Finance – 584,434 – 584,434
Diversified Consumer Services – 4,703,450 – 4,703,450
Diversified Financial Services – 18,150,814 – 18,150,814
Diversified Telecommunication Services – 7,935,961 – 7,935,961
Electrical Equipment – 16,815,705 – 16,815,705
Entertainment – 5,679,482 – 5,679,482
Food & Staples Retailing 8,723,786 4,887,103 – 13,610,889
Food Products – 5,186,320 – 5,186,320
Health Care Equipment & Supplies – 3,876,311 – 3,876,311
Health Care Providers & Services – 8,586,816 – 8,586,816
Hotels, Restaurants & Leisure 1,066,709 12,478,953 – 13,545,662
Household Durables – 7,849,566 – 7,849,566
Independent Power and Renewable
Electricity Producers – 30,122 – 30,122
Industrial Conglomerates – 1,242,849 – 1,242,849
Insurance – 16,682,012 – 16,682,012
Interactive Media & Services 312,365 17,381,980 – 17,694,345
Internet & Direct Marketing Retail 3,464,259 27,923,110 – 31,387,369
IT Services 1,499,967 – – 1,499,967
Life Sciences Tools & Services – 2,073,040 – 2,073,040
Machinery – 3,924,306 – 3,924,306
Oil, Gas & Consumable Fuels 3,752,594 3,894,281 – 7,646,875
Personal Products – 5,815,750 – 5,815,750
Pharmaceuticals – 412,783 – 412,783
Real Estate Management & Development – 2,132,826 – 2,132,826
Road & Rail 2,462,603 5,222,622 – 7,685,225
Semiconductors & Semiconductor
Equipment – 43,483,723 – 43,483,723
Software 2,912,622 8,585,669 – 11,498,291
Specialty Retail – 1,967,201 – 1,967,201
Technology Hardware, Storage & Peripherals – 14,765,258 – 14,765,258
Textiles, Apparel & Luxury Goods – 8,139,047 – 8,139,047
Water Utilities – 2,888,449 – 2,888,449
Wireless Telecommunication Services – 7,990,518 – 7,990,518
Total Common Stocks $ 53,706,658 $ 353,703,231 $ – $ 407,409,889
Repurchase Agreement – 466,040 – 466,040
Rights 1,360 – – 1,360
Total $ 53,708,018 $ 354,169,271 $ – $ 407,877,289
As of September 30, 2022, the Fund held five common stocks investments that were categorized as Level 3 investments which were each valued at $0.

18 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT Emerging Markets Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,604,220) (3,604,220)
Purchases — —
Sales (1,255,363) (1,255,363)
Change in Unrealized Appreciation/Depreciation (13,776,118) (13,776,118)
Transfers into Level 3 18,635,701 18,635,701
Transfers out of Level 3 — —
Balance as of 9/30/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2022 $ (13,776,118) $ (13,776,118)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 4.8%
Biotechnology 0.8%
CSL Ltd. 3,202 580,596
Commercial Services & Supplies 0.5%
Brambles Ltd. 48,479 351,746
Equity Real Estate Investment Trusts (REITs) 0.4%
Charter Hall Group 38,310 277,325
Health Care Providers & Services 0.6%
Sonic Healthcare Ltd. 23,706 461,276
Hotels, Restaurants & Leisure 0.9%
Aristocrat Leisure Ltd. 32,187 671,726
Metals & Mining 1.2%
BHP Group Ltd. 28,630 713,027
Perseus Mining Ltd. 77,669 76,505
789,532
Oil, Gas & Consumable Fuels 0.2%
Yancoal Australia Ltd. 37,264 134,923
Software 0.2%
WiseTech Global Ltd. (a) 5,208 171,060
3,438,184
BRAZIL 1.9%
Banks 0.1%
Banco Santander Brasil SA 11,600 65,243
Metals & Mining 0.8%
Vale SA, ADR (a) 44,610 594,205
Oil, Gas & Consumable Fuels 1.0%
Petroleo Brasileiro SA
(Preference) 127,300 703,243
1,362,691
CANADA 8.2%
Capital Markets 0.1%
Brookfield Asset
Management, Inc.
, Class A
1,680 68,728
Chemicals 0.9%
Nutrien Ltd. 7,375 614,928
Diversified Financial Services 0.2%
Element Fleet Management
Corp. (a) 14,487 170,947
Electric Utilities 0.1%
Hydro One Ltd. Reg. S (b) 2,943 71,969
Food & Staples Retailing 2.4%
Alimentation Couche-Tard,
Inc. 11,424 459,904
Loblaw Cos. Ltd. 13,118 1,038,728
Metro, Inc. 4,412 220,927
1,719,559
Insurance 0.7%
Fairfax Financial Holdings
Ltd. 711 324,727
iA Financial Corp., Inc. 2,985 151,676
476,403
IT Services 0.7%
CGI, Inc. * 6,423 483,533
Common Stocks
Shares Value ($)
CANADA
Multiline Retail 0.7%
Dollarama, Inc. 9,299 533,833
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources
Ltd. 1,436 66,844
Tourmaline Oil Corp. 7,613 395,654
462,498
Road & Rail 0.5%
Canadian National Railway
Co. 3,027 326,903
Software 0.7%
Constellation Software, Inc. 371 516,231
Textiles, Apparel & Luxury Goods 0.5%
Gildan Activewear, Inc. (a) 12,021 339,827
Trading Companies & Distributors 0.1%
Finning International, Inc. 4,451 78,235
5,863,594
CHILE 0.2%
Chemicals 0.2%
Sociedad Quimica y Minera
de Chile SA, ADR 1,790 162,443
CHINA 10.1%
Banks 1.4%
Bank of China Ltd.
, Class H
2,428,000 792,532
Bank of Communications Co.
Ltd.
, Class H
379,000 199,125
991,657
Capital Markets 0.3%
China Galaxy Securities Co.
Ltd.
, Class H
276,000 127,054
Futu Holdings Ltd., ADR *(a) 1,712 63,840
190,894
Consumer Finance 0.1%
360 DigiTech, Inc., ADR (a) 6,694 85,817
Diversified Consumer Services 0.1%
New Oriental Education &
Technology Group, Inc.,
ADR * 3,603 86,364
Entertainment 0.9%
NetEase, Inc. 36,500 554,277
Tencent Music Entertainment
Group, ADR * 15,885 64,493
618,770
Household Durables 0.3%
Haier Smart Home Co. Ltd.
,
Class H
67,200 204,728
Independent Power and Renewable Electricity Producers
0.3%
China Longyuan Power
Group Corp. Ltd.
, Class H
191,000 238,848
Interactive Media & Services 0.9%
Baidu, Inc., ADR *(a) 2,608 306,414
Tencent Holdings Ltd. 9,600 324,211
630,625

20 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd. * 40,600 407,253
Alibaba Group Holding Ltd.,
ADR * 2,708 216,613
JD.com, Inc.
, Class A
13,357 337,282
Pinduoduo, Inc., ADR * 2,377 148,753
Vipshop Holdings Ltd., ADR * 8,080 67,953
1,177,854
Marine 0.7%
COSCO SHIPPING Holdings
Co. Ltd.
, Class H
(a) 220,349 257,504
SITC International Holdings
Co. Ltd. 123,000 225,266
482,770
Oil, Gas & Consumable Fuels 2.7%
China Petroleum & Chemical
Corp.
, Class H
(a) 1,942,000 827,639
PetroChina Co. Ltd.
, Class H
2,490,000 1,023,931
1,851,570
Pharmaceuticals 0.4%
CSPC Pharmaceutical Group
Ltd. 305,200 299,691
Specialty Retail 0.2%
China Meidong Auto Holdings
Ltd. 26,000 41,137
China Yongda Automobiles
Services Holdings Ltd. 162,500 86,869
128,006
Technology Hardware, Storage & Peripherals 0.2%
Lenovo Group Ltd. 242,000 166,250
7,153,844
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR (a) 2,242 54,638
CZECH REPUBLIC 0.2%
Banks 0.1%
Komercni Banka A/S 2,810 70,306
Electric Utilities 0.1%
CEZ A/S 1,978 67,808
138,114
DENMARK 4.1%
Marine 0.8%
AP Moller - Maersk A/S
, Class
B
316 572,415
Pharmaceuticals 3.2%
Novo Nordisk A/S
, Class B
22,690 2,261,603
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 1,594 74,244
2,908,262
FRANCE 5.6%
Aerospace & Defense 0.1%
Airbus SE 596 51,490
Common Stocks
Shares Value ($)
FRANCE
Auto Components 0.5%
Cie Generale des
Etablissements Michelin
SCA 14,862 331,109
Banks 0.9%
BNP Paribas SA 15,872 670,074
Building Products 0.4%
Cie de Saint-Gobain 8,222 293,228
Construction & Engineering 0.6%
Vinci SA 5,619 451,349
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 348,790
Insurance 0.5%
AXA SA 16,923 370,525
IT Services 0.6%
Capgemini SE 2,618 418,384
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 54,719
Oil, Gas & Consumable Fuels 0.4%
Gaztransport Et Technigaz SA 667 73,794
TotalEnergies SE 5,048 237,609
311,403
Textiles, Apparel & Luxury Goods 1.0%
Hermes International 347 407,848
Kering SA 653 288,769
696,617
3,997,688
GERMANY 4.3%
Air Freight & Logistics 1.3%
Deutsche Post AG
(Registered) 31,092 946,078
Auto Components 0.1%
Schaeffler AG (Preference)
(a) 11,006 49,792
Automobiles 0.5%
Bayerische Motoren Werke
AG 1,027 70,215
Volkswagen AG (Preference) 2,224 274,706
344,921
Capital Markets 0.7%
Deutsche Bank AG
(Registered) 67,474 504,684
Electrical Equipment 0.2%
Siemens Energy AG (a) 12,252 136,378
Marine 0.1%
Hapag-Lloyd AG Reg. S (a)
(b) 603 102,941
Pharmaceuticals 1.0%
Merck KGaA 4,349 709,772
Textiles, Apparel & Luxury Goods 0.4%
HUGO BOSS AG 6,535 307,498
3,102,064

NVIT International Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
GREECE 0.1%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 4,527 65,756
HONG KONG 1.8%
Food Products 0.9%
WH Group Ltd. Reg. S (b) 966,000 607,658
Marine 0.2%
Orient Overseas International
Ltd. 9,500 165,684
Oil, Gas & Consumable Fuels 0.1%
United Energy Group Ltd. (a) 846,000 96,590
Real Estate Management & Development 0.6%
Swire Pacific Ltd.
, Class A
56,000 417,908
1,287,840
INDIA 4.4%
Aerospace & Defense 0.7%
Hindustan Aeronautics Ltd.
Reg. S 18,052 516,246
Banks 2.8%
Bank of Baroda 457,554 736,687
ICICI Bank Ltd. 40,469 423,919
State Bank of India 116,375 752,507
1,913,113
Chemicals 0.5%
GHCL Ltd. 10,801 86,076
SRF Ltd. 9,149 278,632
364,708
Diversified Financial Services 0.1%
Bajaj Finserv Ltd. 3,489 71,405
IT Services 0.1%
Persistent Systems Ltd. 2,552 100,159
Software 0.1%
KPIT Technologies Ltd. 11,724 93,813
Textiles, Apparel & Luxury Goods 0.1%
Page Industries Ltd. 162 100,671
3,160,115
INDONESIA 1.5%
Banks 0.5%
Bank Mandiri Persero Tbk. PT 638,400 391,433
Diversified Telecommunication Services 0.5%
Telkom Indonesia Persero
Tbk. PT 1,166,600 339,826
Food Products 0.2%
First Resources Ltd. 57,200 55,368
Golden Agri-Resources Ltd. 367,700 67,702
123,070
Household Products 0.3%
Unilever Indonesia Tbk. PT 692,500 219,283
1,073,612
IRELAND 0.2%
Trading Companies & Distributors 0.2%
AerCap Holdings NV * 3,648 154,420
Common Stocks
Shares Value ($)
ITALY 0.7%
Aerospace & Defense 0.1%
Leonardo SpA 10,348 73,230
Banks 0.4%
Banco BPM SpA 55,601 144,576
UniCredit SpA 16,860 170,491
315,067
IT Services 0.2%
Reply SpA 1,330 138,744
527,041
JAPAN 13.9%
Automobiles 1.0%
Honda Motor Co. Ltd. (a) 18,900 411,720
Toyota Motor Corp. 25,100 326,722
738,442
Banks 0.7%
77 Bank Ltd. (The) (a) 15,200 187,349
Nishi-Nippon Financial
Holdings, Inc. 31,700 164,508
Sumitomo Mitsui Financial
Group, Inc. 4,100 114,093
465,950
Building Products 1.6%
AGC, Inc. 21,000 652,721
Daikin Industries Ltd. (a) 3,000 463,560
1,116,281
Chemicals 1.2%
Nissan Chemical Corp. (a) 3,400 151,944
Shin-Etsu Chemical Co. Ltd. 6,900 685,196
837,140
Diversified Financial Services 0.7%
ORIX Corp. 33,400 469,737
Electrical Equipment 0.5%
Mitsubishi Electric Corp. 39,700 358,630
Health Care Equipment & Supplies 0.1%
Jeol Ltd. (a) 2,900 95,589
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development
Co. Ltd. (a) 8,100 114,366
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc. 13,400 97,400
Insurance 2.6%
Dai-ichi Life Holdings, Inc. 36,300 577,008
Japan Post Holdings Co. Ltd. 150,000 993,241
MS&AD Insurance Group
Holdings, Inc. (a) 10,900 288,455
1,858,704
Media 0.2%
SKY Perfect JSAT Holdings,
Inc. 35,400 126,608
Pharmaceuticals 0.3%
Chugai Pharmaceutical Co.
Ltd. 7,900 197,256
Real Estate Management & Development 0.5%
Daiwa House Industry Co.
Ltd. (a) 17,700 360,710

22 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 0.4%
Tokyo Electron Ltd. 1,200 297,109
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. 11,300 246,449
Tobacco 1.8%
Japan Tobacco, Inc. 79,500 1,304,888
Trading Companies & Distributors 0.9%
Marubeni Corp. 8,500 74,628
Mitsui & Co. Ltd. (a) 26,900 577,112
651,740
Wireless Telecommunication Services 0.8%
SoftBank Corp. (a) 56,000 560,039
9,897,038
MALAYSIA 0.3%
Chemicals 0.3%
Petronas Chemicals Group
Bhd. 128,800 232,227
MEXICO 0.5%
Beverages 0.5%
Coca-Cola Femsa SAB de
CV, ADR 5,635 329,028
NETHERLANDS 4.4%
Insurance 0.9%
Aegon NV 58,577 232,791
NN Group NV 10,399 404,738
637,529
IT Services 0.7%
Adyen NV Reg. S *(b) 403 501,351
Oil, Gas & Consumable Fuels 0.8%
Shell plc 22,623 562,867
Professional Services 0.9%
Wolters Kluwer NV 6,664 648,814
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV 1,972 817,969
3,168,530
NIGERIA 0.1%
Wireless Telecommunication Services 0.1%
Airtel Africa plc Reg. S (b) 71,053 102,550
NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
DNO ASA 57,344 64,963
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 40,720 77,571
POLAND 0.2%
Electric Utilities 0.2%
PGE Polska Grupa
Energetyczna SA * 86,044 108,029
SAUDI ARABIA 1.0%
Banks 0.1%
Al Rajhi Bank * 3,132 67,289
Electric Utilities 0.2%
Saudi Electricity Co. 26,170 169,400
Common Stocks
Shares Value ($)
SAUDI ARABIA
IT Services 0.4%
Arabian Internet &
Communications Services
Co. 4,138 261,322
Media 0.3%
Saudi Research & Media
Group * 4,603 231,747
729,758
SINGAPORE 1.5%
Banks 0.3%
DBS Group Holdings Ltd. 8,600 198,832
Industrial Conglomerates 0.5%
Jardine Cycle & Carriage Ltd. 16,400 383,660
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 16,359 504,749
1,087,241
SOUTH AFRICA 0.9%
Banks 0.3%
Absa Group Ltd. 16,745 162,355
Standard Bank Group Ltd. 10,656 84,068
246,423
Metals & Mining 0.5%
Anglo American plc 2,324 70,204
Impala Platinum Holdings Ltd. 10,002 92,808
Sibanye Stillwater Ltd. 54,048 125,093
288,105
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 93,663
628,191
SOUTH KOREA 3.0%
Automobiles 0.9%
Kia Corp. 13,061 651,839
Banks 0.4%
Hana Financial Group, Inc. 3,313 81,369
Woori Financial Group, Inc. 26,288 195,313
276,682
Electronic Equipment, Instruments & Components 0.3%
LG Innotek Co. Ltd. 333 62,811
Samsung Electro-Mechanics
Co. Ltd. 1,752 135,360
198,171
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd. 27,650 1,015,954
2,142,646
SPAIN 2.8%
Banks 0.5%
Banco Santander SA 146,243 339,905
Electric Utilities 1.1%
Iberdrola SA 91,784 853,259
Specialty Retail 1.2%
Industria de Diseno Textil SA 40,460 835,717
2,028,881

NVIT International Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SWEDEN 1.3%
Automobiles 0.2%
Volvo Car AB
, Class B
*(a) 36,310 156,593
Commercial Services & Supplies 0.3%
Securitas AB
, Class B
(a) 27,292 190,012
Communications Equipment 0.5%
Telefonaktiebolaget LM
Ericsson
, Class B
(a) 71,618 417,084
Hotels, Restaurants & Leisure 0.2%
Betsson AB
, Class B
22,018 128,287
Interactive Media & Services 0.1%
Hemnet Group AB 5,308 67,581
959,557
SWITZERLAND 2.0%
Capital Markets 1.4%
UBS Group AG (Registered) 66,497 960,614
Insurance 0.1%
Zurich Insurance Group AG 197 78,312
Pharmaceuticals 0.5%
Novartis AG (Registered) 5,050 384,978
1,423,904
TAIWAN 4.0%
Electrical Equipment 0.3%
Advanced Energy Solution
Holding Co. Ltd. 2,000 39,565
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 39,000 69,535
Voltronic Power Technology
Corp. 3,000 131,345
240,445
Electronic Equipment, Instruments & Components 0.9%
Lotes Co. Ltd. 3,000 72,126
Nan Ya Printed Circuit Board
Corp. 42,000 246,261
Unimicron Technology Corp. 81,000 300,778
619,165
Entertainment 0.2%
International Games System
Co. Ltd. 15,000 168,829
Machinery 0.3%
Kinik Co. 49,000 184,351
Marine 0.2%
Evergreen Marine Corp.
Taiwan Ltd. 8,000 36,473
Wan Hai Lines Ltd. 17,250 35,834
Yang Ming Marine Transport
Corp. 23,000 43,984
116,291
Semiconductors & Semiconductor Equipment 2.1%
ASPEED Technology, Inc. 2,100 115,427
Faraday Technology Corp. 11,000 45,696
Global Unichip Corp. 4,000 73,116
Taiwan Semiconductor
Manufacturing Co. Ltd. 89,000 1,169,840
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
United Microelectronics Corp.
* 51,000 57,273
Via Technologies, Inc. 31,000 77,377
1,538,729
2,867,810
THAILAND 0.5%
Banks 0.3%
Kasikornbank PCL 22,500 86,780
Krung Thai Bank PCL 278,500 122,587
209,367
Oil, Gas & Consumable Fuels 0 .2%
PTT Exploration & Production
PCL 28,100 119,207
328,574
TURKEY 0.8%
Banks 0.7%
Turkiye Garanti Bankasi A/S 443,636 465,636
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 81,214
546,850
UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC 172,065 269,271
UNITED KINGDOM 7.5%
Banks 2.5%
Barclays plc 360,236 574,330
HSBC Holdings plc 16,434 85,159
NatWest Group plc 167,530 418,095
Standard Chartered plc 119,455 751,352
1,828,936
Electric Utilities 0.4%
SSE plc 17,331 293,848
Equity Real Estate Investment Trusts (REITs) 0.1%
Safestore Holdings plc 5,596 52,331
Food & Staples Retailing 0.3%
Tesco plc 94,768 216,992
Food Products 0.2%
Associated British Foods plc 8,841 123,258
IT Services 0.2%
Endava plc, ADR * 2,030 163,679
Media 0.1%
Future plc 3,225 47,510
Oil, Gas & Consumable Fuels 0.1%
Harbour Energy plc 14,358 71,513
Personal Products 1.9%
Unilever plc 32,027 1,412,506
Tobacco 1.6%
Imperial Brands plc 53,891 1,112,083
Wireless Telecommunication Services 0.1%
Vodafone Group plc 69,417 78,183
5,400,839

24 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES 5.2%
Automobiles 0.7%
Stellantis NV 42,711 504,685
Construction Materials 0.1%
James Hardie Industries plc
CHDI (a) 3,439 66,978
Electrical Equipment 0.6%
Schneider Electric SE 3,507 393,454
Signify NV Reg. S (b) 1,889 48,889
442,343
Pharmaceuticals 3.7%
GSK plc 40,237 586,896
Roche Holding AG 6,387 2,082,539
2,669,435
Software 0.1%
Atlassian Corp. plc
, Class A
* 322 67,810
3,751,251
Total Common Stocks
(cost $79,239,995) 70,595,015
Repurchase Agreement 4.4%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 3.05%, dated
9/30/2022, due
10/3/2022, repurchase
price $3,183,062,
collateralized by U.S.
Government Agency
Securities, ranging from
0.88% - 8.00%, maturing
4/1/2023 - 7/20/2072;
total market value
$3,245,898.(c) 3,182,253 3,182,253
Total Repurchase Agreement
(cost $3,182,253) 3,182,253
Total Investments
(cost $82,422,248) — 103.1% 73,777,268
Liabilities in excess of other assets
— (3.1)% (2,214,547)
NET ASSETS — 100.0%
$ 71,562,721
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2022. The total value of securities on
loan as of September 30, 2022 was $4,813,179, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,182,253 and by
$1,848,949 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 10/31/2022 –
11/15/2051, a total value of $5,031,202.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2022 was $1,784,148 which represents 2.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2022 was
$3,182,253.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - September 30, 2022 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 640,966 $ – $ 640,966
Air Freight & Logistics – 946,078 – 946,078
Auto Components – 380,901 – 380,901
Automobiles – 2,396,480 – 2,396,480
Banks 119,881 8,528,241 – 8,648,122
Beverages 329,028 – – 329,028
Biotechnology – 580,596 – 580,596
Building Products – 1,409,509 – 1,409,509
Capital Markets 132,568 1,592,352 – 1,724,920
Chemicals 777,371 1,434,075 – 2,211,446
Commercial Services & Supplies – 541,758 – 541,758
Communications Equipment – 417,084 – 417,084
Construction & Engineering – 451,349 – 451,349
Construction Materials – 66,978 – 66,978
Consumer Finance 85,817 – – 85,817
Diversified Consumer Services 86,364 – – 86,364
Diversified Financial Services 170,947 541,142 – 712,089
Diversified Telecommunication Services – 405,582 – 405,582
Electric Utilities 71,969 1,492,344 – 1,564,313
Electrical Equipment – 1,177,796 – 1,177,796
Electronic Equipment, Instruments &
Components – 817,336 – 817,336
Entertainment 64,493 723,106 – 787,599
Equity Real Estate Investment Trusts (REITs) – 329,656 – 329,656
Food & Staples Retailing 1,719,559 216,992 – 1,936,551
Food Products – 853,986 – 853,986
Health Care Equipment & Supplies – 95,589 – 95,589
Health Care Providers & Services – 461,276 – 461,276
Hotels, Restaurants & Leisure – 1,148,803 – 1,148,803
Household Durables – 204,728 – 204,728
Household Products – 219,283 – 219,283
Independent Power and Renewable
Electricity Producers – 353,214 – 353,214
Industrial Conglomerates – 481,060 – 481,060
Insurance 476,403 2,945,070 – 3,421,473
Interactive Media & Services 306,414 391,792 – 698,206
Internet & Direct Marketing Retail 433,319 744,535 – 1,177,854
IT Services 647,212 1,419,960 – 2,067,172
Life Sciences Tools & Services – 54,719 – 54,719
Machinery – 184,351 – 184,351
Marine – 1,440,101 – 1,440,101
Media – 405,865 – 405,865
Metals & Mining 594,205 1,077,637 – 1,671,842
Multiline Retail 533,833 – – 533,833
Oil, Gas & Consumable Fuels 1,165,741 3,213,036 – 4,378,777
Personal Products – 1,412,506 – 1,412,506
Pharmaceuticals – 6,522,735 – 6,522,735
Professional Services – 648,814 – 648,814
Real Estate Management & Development – 1,047,889 – 1,047,889
Road & Rail 326,903 – – 326,903
Semiconductors & Semiconductor
Equipment – 3,158,556 – 3,158,556
Software 584,041 264,873 – 848,914
Specialty Retail – 1,057,386 – 1,057,386
Technology Hardware, Storage & Peripherals – 1,428,653 – 1,428,653
Textiles, Apparel & Luxury Goods 339,827 1,179,030 – 1,518,857
Tobacco – 2,416,971 – 2,416,971
Trading Companies & Distributors 232,655 651,740 – 884,395

NVIT International Equity Fund - September 30, 2022 (Unaudited) - Statement of Investments - 27
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 821,986 $ – $ 821,986
Total Common Stocks $ 9,198,550 $ 61,396,465 $ – $ 70,595,015
Repurchase Agreement – 3,182,253 – 3,182,253
Total $ 9,198,550 $ 64,578,718 $ – $ 73,777,268
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.